Unique Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
762301592	3
[3] Foreclosure - Hold - Bankruptcy Filing

[2] Bankruptcy - Bk Filed - No evidence MFR filed

[2] Current Status - Bankruptcy

[2] Evidence loan has been modified.: Mod Date: XX/XX/XXXX

[2] Loan is in Bankruptcy

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  The borrower informed the servicer on 04/05/2017 of being unable to bring the account current and will be filing for bankruptcy in the near future.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300072	3	[3] RFD - Borrower Illness [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower said business is great but was ill for about 6 weeks. She said she was humiliated with the threat of foreclosure and someone coming to the house. Will make one payment in March and two in April.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300151	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  This loan was reviewed with data provided from 05/01/2017 through 04/30/2018. Only one phone call took place with borrower. On 6/23/2017 borrower stated on a call that they have brought account current and will be ok from here on out. Loan has remained current 5/2017 through 3/2018. There is no loan modification in place.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301680	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  This loan was reviewed with data provided from 05/01/2017 through 04/30/2018. On 9/22/2017 borrower called due to loan being transferred and advised of the loan modification. Rep advised to send over the modification documents for review. On 9/25/2017 borrower called to get the status of the account. Rep advised no agreement has been received yet borrower advised that she is going to wait it out.  On 10/5/2017 borrower advised that she has her own insurance rep advised to fax over the policy. On 10/17/2017 borrower advised she received a letter about a shortage on  the taxes. On 10/20/2017 rep advised the borrower that the file is being reviewed for the loan modification. On 10/26/2017 borrower advised that the file was escalated and to give until 10/27/2017. On 11/3/2017 rep called to advised of the status of the loan modification. On 11/14/2017 rep advised that the modification is still pending. On 11/28/2017 rep advised that past due taxes have been paid. On 12/12/2017 borrower called to make a payment in the amount of $1054.27. On 1/8/2018 borrower called to request a letter explaining the fees.  Rep advised will have that requested. On 1/31/2018 borrower was calling about the payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301677	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This loan was reviewed with data provided from 05/01/2017 through 04/30/2018. There was no contact with the borrower during the review period.  There were minimal unsuccessful attempts to contact the borrower due to the loan performed 7 months of the 12 month review period.
				XX/XX/XXXX	XX/XX/XXXX
762301617	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  This loan was reviewed with data provided from 05/01/2017 through 04/30/2018. The borrower made a payment on 6/5/2017. The borrower and authorized 3rd party called on 7/5/2017and were informed that the loan is not in foreclosure. On 9/6/2017 the borrower wanted to know why the loan was sold and that their payments were increased.  They were told it was due to escrow. There was a payment returned on 9/14/2017 for insufficient funds. On 11/3/2017 the borrower stated the reason for default is resolved and will call back about a repayment plan. A payment was returned on 11/15/2017 for insufficient funds. The authorized 3rd party was contacted and advised of a pending escrow change and stated the reason for default is illness of the borrower. On 12/11/2017 the authorized third party stated they thought the prior servicer took funds and that a parent took the mail. The plan was reviewed with the borrower.  An authorized 3rd party asked via a teller via IM if they could make 1/2 of the total amount due and the 2nd have before the breach letter expires. They were advised it will be accepted. A payment was returned on 1/4/2018 for insufficient funds. On 1/9/2018 the authorized 3rd party advised they will bring the loan current.The borrower stated on 1/1/2018 they will wire the following day. The borrower called on 1/12/2018 to confirm the reinstatement bank wire was received.On 1/18/2018 the borrower called to confirm that reinstatement funds were applied. The borrower was reached on 2/13/2018 and made a promise to pay. On 2/20/2018 the borrower stated that the reason for default is medical due to a car accident recently.  The borrower made a payment. The borrower called and made a payment on 3/9/2018. The borrower was reached on 4/13/2018. The borrower made a promise to pay. The delinquency is noted as due to a delay in the paycheck. The borrower called on 4/24/2018 and stated they don't need assistance.  The reason for delinquency is noted as how payment dates fall.  The borrower made a payment via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300150	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  This loan was reviewed with data provided from 05/01/2017 through 04/30/2018. From 4/1/2017 through 9/1/2017 discussions were had with the borrower about the status of the loan. On 9/1/2017 the borrower called to discuss the loan. 9/8/2017 the borrower was contacted to discuss the matured loan. 9/19/2017 the borrower is interested in payoff off the loan or apply for assistance. The borrower son will take over the loan. 12/8/2018 the borrower asked if they can transfer the property to their son. 1/9/2018 the borrower advised they will send in a death certificate and wanted to discuss a modification. 1/18/2018 the borrower advised they received the reinstatement documents. 1/22/2018 the borrower called to see if the reinstatement was received. 3/12/2018 the borrower made a payment. 4/19/2018 the borrower called in about a payment that was made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300156	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  This loan was reviewed with data provided from 6/15/2017 through 6/15/2018. The collection comments were limited due to minimal contact. The account has remained current for the past 12 months with no evidence of late payments. The commentary indicated a borrower has been deceased since XX/XX/XXXX; however, there is a second borrower handling the account. Skip tracing efforts were completed on 12/12/2017 and a new contact number was identified. The only borrower contact was established on 03/07/2018 at which time the borrower stated the hazard insurance was reinstated. The servicer advised the borrower to submit the declaration/reinstatement page as well as the invoice if a payment is needed. The insurance agent advised the servicer on 03/12/2018 the payment for the policy was due by 03/22/2018 or the policy would be cancelled. An expedited request was made at that time to issue funds for the premium. A check was sent out on XX/XX/XXXX. No further information was provided.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300159	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The comments were reviewed with data provided from 8/1/2017 through 7/31/2018. On 8/4/2017 borrower called in to make the June payment. On 9/11/2017 borrower called to make a payment arrangement. On 9/15/2017 borrower called in to make a payment on the account. On 10/13/2017 borrower called in to make a payment on the account. On 11/10/2017 borrower called in to make a payment on the account. On 11/27/2017 borrower called in to make a payment in the amount of $967.28. On 12/30/2017 borrower made a promise to pay on 1/2/2018 in the amount of $967.28 On 2/23/2018 borrower made a promise to pay $967.28 on 2/26/2018. The servicer spoke with the borrower who wanted to setup a modification in order to bring the loan current.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: The borrower cited a payment dispute as the reason for delinquency on 11/10/2017. There was no further mention of the dispute.
				XX/XX/XXXX	XX/XX/XXXX
762301480	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  This loan was reviewed with data provided from 07/01/2017 through 06/30/2018. On 12/14/2017 the borrower inquired about their unpaid principal balance.  There were minimal attemtps to contact the borrower due to the loan performed the entire review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301693	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  This loan was reviewed with data provided from 8/1/2017 through 7/31/2018. The only contact was made on 07/112017 at which time the borrower called in to discuss escrow shortage. The loan has consistently performed and no further discussion was needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300164	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2018.  This loan was reviewed with data provided from 9/1/2017 through 8/31/2018. On 11/10/2017 borrower made a promise to pay $2000 on 11/15 and 11/30. On 11/10/2017 borrower will make a payment over the phone in the amount of  $3367.66 dated for 11/13/2017. On 11/17/2017 borrower advised will pay $1 567.66 on 11/18/2017. On 12/7/2017 borrower advised he spoke with someone and advised when the payment would be made.  On 1/13/2018 borrower called in to make a payment in the amount of $1493.19. On 2/22/2018 borrower advised that he has already made the Feb payment. Rep advised will have the loan research to move last 2 payments. On 3/6/2018 borrower scheduled a payment over the phone for 3/10/2018 in the amount of $2893.19. On 4/12/2018 borrower made a promise to pay  $2893.19 dated for 4/14/2018. On 4/17/2018 borrower made a promise to pay in the amount of $393.19 on 04/21/2018 at the branch. On 5/19/2018 borrower made a payment in the amount of $1993.19 effective 05/19/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300185	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2018.  This loan was reviewed with data provided from 8/1/2017 through 7/31/2018. The first contact with the borrower occurred on 09/11/2017. The borrower called to follow up on the document that was sent in. The agent advised that a new copy would need to be sent in. On XX/XX/XXXX, the borrower called in to confirm the loan was modified. The agent confirmed that the loan was modified and next payment due was XX/XX/XXXX. On 10/04/17, the borrower called to advise that when they get paid they will make payment to the account. Borrower declined automated clearing house option. On 11/14/17, the borrower called to advise that there has been a permanent reduction in income. Their company was sold and now the borrower only works 32 hours per week. Agent advised borrower they would need to submit a new application for modification. On 11/28/2017, the borrower called to find out if the documents that they emailed were received. On 12/18/2017, the borrower called in to check on the status of the modification application. Agent advised it was still under review. On 01/02/2018, the borrower called to check on the status of documents that were sent. Agent advised borrower to follow up by the end of the week. On 01/08/2018, the borrower called in for the fax number and the agent provided the borrower the correct fax number to send documents to. On 01/23/18, the borrower called in regarding documents that were sent in. The agent advised borrower that a new supplemental security incomeletter was needed. On 03/14/2018 and 03/29/2018, the borrower called for a modification status update. Agent advised of the missing documents that were needed. On 04/26/18, the borrower called in to discuss the payment deadline. Agent advised deadline could not be extended. On 06/06/2018, the borrower called in to find out when the next due date was. On 06/20/18 the servicer called the borrower about the modification agreement. The borrower advised it was sent back on 06/14. On 06/26/18, the borrower called to find out if the modification agreement was received. The agent confirmed it was received on 06/21/18. No other contact between the borrower and servicer occurred though the end of the review period. As of 07/31/18, the loan was current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure Closed - Not Complete
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017.  On 8/15/2017 the borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300207	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2018.  The last borrower contact was in regards to making a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2018.  Borrower called in payment for $2,398.82 for  today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300067	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Foreclosure - Hold - Loss Mitigation [3] Loan is in Foreclosure [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  From 08/01/2016 through 12/2016 there was no contacts or attempts due to active bankrupt. The bankruptcy case was dismissed on XX/XX/XXXX,  On 01/31/2018 the authorized 3rd party called regarding the modification process and status. Additional contact made from 2/2018 trough 5/2018 was regarding the modification status and/or missing documents. On 06/26/2018 the authorized 3rd party was advised that the trial plan approval and terms. There was no additional contact other the the borrower's spouse calling for instructions on completing the final modification. The spouse was advised to have the borrower call.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Previous Bk XX #XXX Dismissed
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300223	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  08/27/18 Borrower was advised that last trial payment was made on 08/22 and the permanent modification documents will be sent next month.  Borrower was advised that the documents have to be signed and returned. 07/09/18 Borrower stated receiving collection letters.  Borrower was advised plan starts in Aug and until loan is current that he will receive collection notices. 06/19/18 Borrower called and was advised that modification is still in review. 06/11/18 Borrower called to make payment arrangements.  Financials taken and loan put in review for flexmod. Customer agreed and said will follow up on 06/22/18.  01/22/18 Borrower called about property inspection and the $15 fee. 01/04/18 Borrower changed home owner's insurance and call to update information. 03/29/17 Borrower advised loan out of bankruptcy.  Advised can not speak with borrower because still showing active a represented by attorney.  Advised needed revoke letter to speak with borrower. 01/2017 Borrower called to request modification. 11/07/16 Authorized third party called to remove themselves from loan, stated borrower had been terminated from bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Discharge was denied and bankruptcy terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300224	3	[3] Foreclosure - Hold - Loss Mitigation [3] Loan is in Foreclosure [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  9/1/16 thru 6/13/17 Attempted to contact borrower/answering machine. On 7/3/17 borrower called in about billing statement and that she made a June payment.  Advised of total amount due for June and July.   Advised borrower that we need a solution to getting account back on track since she is running a month behind.  Borrower declined to discuss RFD or talk about solutions.  Attempts were made on a daily basis after 7/3/17 thru 4/6/18 with no success.  Skip tracing was completed with no hits. Borrower called in on 4/11/18 to say she has been in the hospital and not working.  Advised borrower to complete financials and she stated she would call back. 4/18/18 Borrower was contacted and advised loan in foreclosure. Borrower wanted to make payment arrangements.  She stated she had a modification in XXXX and advised her that she can be reviewed for another modification.  Borrower stated she would call back. Discussed with granddaughter of options available. On 8/20/18 borrower was advised of the final mod docs were sent to her on 8/14/18.  Caller advised of new mod payment on 8/23/18. On 8/30/18 Borrower advised mod docs have been sent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.  Modification completed and file closed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Pending booking as of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300225	3
[3] Ability to Repay - Poor - Intervention Required

[3] Delinquency Prognosis - Permanent

[3] Foreclosure - Contested

[3] Foreclosure - Hold - Contested Foreclosure

[3] There is evidence of property damage.

[2] Current Status - Foreclosure

[2] Foreclosure - Borrower(s) represented by an attorney

LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  On 10/03/2016 Borrower called 10/03/2016 to state he is represented by attorney. From 12/07/2016-07/21/2017 Authorized third party called requesting a modification and will send documents. Modification denied on XX/XX/XXXX. Third party called to get a payoff quote on July 27. From 09/01/2017-05/03/2018 Authorized third party to re-request review for another modification, sending documentation. There are funds from an insurance claim that are on suspense pending repairs. This foreclosure is on litigation since XX/XXXX. On 09/26/2018 Authorized third party called regarding modfication. Servicer advised of documents needed.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed XX/XX/XXXX.  Service was completed XX/XX/XXXX.  Judgment was entered XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current foreclosure contested.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Recent contact with borrower indicates repairs have not been completed. Funds are being held by servicer.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300226	3	[3] Ability to Repay - Poor - Intervention Required [3] Loan is in Foreclosure [2] Borrower Does Not Have the Willingness to Pay [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300228	3
[3] Ability to Repay - Poor - Intervention Required

[2] Current Status - Delinquent

[2] Currently Delinquent Mortgage

[2] Delinquency Prognosis - Temporary

[2] Evidence loan has been modified.: Mod Date: XX/XX/XXXX

[2] The loan is in an active forbearance plan.

LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  On 09/26/2016 the borrower verified their information and confirmed the final modification documents had been received.  On 01/18/2017 the borrower scheduled a payment for 01/31 and stated they had excessive obligations.  On 03/09/2017 the borrower scheduled payments for 03/09, 03/29 and 03/31.  On XX/XX/XXXX the borrower accepted a trial payment plan.  On 01/19/2018 the borrower scheduled a payment of $1,440.00 for 01/29/2018.  On 03/12/2018 the borrower made a payment of $1,440.00  over the phone.  On 05/29/2018 the borrower stated they are starting a new job on June 15th and has not been paid since 03/28/2018.  Death of a family member and travel costs also contributed to the default.  They discussed unemployment forbearance.  On 06/11/2018 the borrower verified their information and discussed the forbearance conditions.  They confirmed the total amount due of $5,718.54.  On XX/XX/XXXX the borrower confirmed they were approved for forbearance.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300229	3	[3] Foreclosure - Hold - Loss Mitigation [3] Loan is in Foreclosure [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The servicer made contact attempts, however there was no contact with the borrower prior to 07/25/2017. On 07/25/2017 an authorized third party called in to inquire if modification documents had been received. The party was advised of documents needed  to be mailed in for assistance. The RFD was noted as curtailment of income due to unemployment. On 08/01/2017 the borrower called in and stated they were being represented by an Attorney and that they could not afford the property. On 08/14/2017 the third party called in and was advised of a trial modification offer that was sent. From 09/01/2017 there was ongoing communication regarding modification as the borrower stated they could not afford the trial payments at that time and were waiting on retirement funds to apply for a new modification. On 01/29/2018 the borrower called in and requested to make the first trial payment, then on 02/27/2018 made the second trial payment and 03/29/2018 made the third trial payment. On 04/18/2018 the third party was contacted and advised of modification documents that needed to be returned. The third party stated the borrowers would sign and return by 05/01/2018. On 06/12/2018 the third party was advised the modification documents were under review. From 06/19/2018 through 08/31/2018 there was ongoing communication regarding missing documents required for the additional modification review as the previous trial was not completed due to lack of documents returned. On 09/04/2018 the third party was advised of approval for trial modification. On 09/28/2018 the borrower called in and made the first trial payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300230	3	[3] Ability to Repay - Poor - Intervention Required [3] Loan is in Foreclosure [2] Borrower Does Not Have the Willingness to Pay [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  The borrower spoke with an agent on 07/25/2018. The borrower confirmed that intent was to keep the home. The agent called to go over the trial modification offer. It would be from September - November for $994.04. The borrower didn't understand why the payment went up if the borrower wasn't able to make the lower payment now. Thea gent advised that there were 2 prior modifications on the loan and the account is limited on the options. The agent advised that the offer is still putting the past due amounts onto the back of the loan. The agent advised borrower if the option wasn't affordable that they would have to look at liquidation options. The borrower declined. The borrower stated would look at the offer when they received it and decide then.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: On 09/14/2016 the borrower spoke with an agent and set up the September payment. The agent offered to set up October and November, however the borrower declined. On 10/14/2016 the borrower spoke with an agent. The agent reviewed the total amount due and borrower set up the payment with them. On 11/14/2016 the borrower spoke with an agent. The agent advised of total amount due and offered to set up the payment. The borrower did process the payment with the agent. On 12/16/2016 the borrower called in and set up a payment with the agent. On 01/12/2017 the borrower spoke with an agent and set up the January payment while on the phone. On 02/07/2017 The borrower verified all contact information on account and set up a payment with the agent. The borrower did question the modification eligibility and the agent provided borrower with phone number that could assist borrower. On 04/14/2017 the borrower spoke with an agent and processed the April payment. On 05/15/2017 the borrower called in and set up the payment for May. On 06/12/2017 the borrower spoke with an agent and set up the June payment. The agent encouraged the borrower to use kyo.com if borrower seeing hardship options. On 07/12/2017 the borrower called in and set up the July payment with the agent. On 08/15/2017 the borrower called in and set up the August payment over the phone. Collection efforts continued unsuccessfully in September and October.  On 11/15/2017 the borrower called in and stated was having issues getting closings as borrower is a real estate agent. Borrower stated business had slowed down in last 3 months, however it was picking up significantly borrower wanted to set up the total amount due on the account. Borrower set up the speedpay with the agent. On 12/19/2017 the borrower spoke with an agent bout setting up the December payment. The borrower stated didn't get enough money into bank account to make it yesterday. Borrower set up payment with the agent. Numerous collection calls were made between January - June. On 07/02/2018 the borrower spoke with an agent and stated was unemployed. The borrower stated wanted to keep the home and borrower was advised was set up for a trial plan but it had failed due to non payment. The borrower stated wanted to be reviewed for a modification. The agent advised of review timeframe and borrower needed to send documents in asap. On 07/17/2018 the borrower called in to check the status of the loan modification. The agent advised that the documents had been received however packet hadn't been assigned yet. The borrower stated was laid off in December of 2017 and was bring in lower pay of $10/hour. The agent reviewed all of the borrowers financials.The borrower spoke with an agent on 07/25/2018. The borrower confirmed that intent was to keep the home. The agent called to go over the trial modification offer. It would be from September - November for $994.04. The borrower didn't understand why the payment went up if the borrower wasn't able to make the lower payment now. Thea gent advised that there were 2 prior modifications on the loan and the account is limited on the options. The agent advised that the offer is still putting the past due amounts onto the back of the loan. The agent advised borrower if the option wasn't affordable that they would have to look at liquidation options. The borrower declined. The borrower stated would look at the offer when they received it and decide then. This was the last contact made with the borrower. There has been contact attempts from 07/26/2018 - 08/31/2018 and were unsuccessful. The foreclosure remains active.
				XX/XX/XXXX	XX/XX/XXXX
762300232	3	[3] Ability to Repay - Poor - Intervention Required [3] Delinquency Prognosis - Permanent [3] Loan is in Foreclosure [2] Borrower Does Not Have the Willingness to Pay [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  Borrower was not responsive to calls from servicer from 09/2016 to 04/2017. Comment on 5/26/2017 shows borrower made contact and discussed status of loan and payment. Borrower advised they fell behind after father then brother passed away which helped with payment, looking for a roommate. Servicer advised once they have a roommate they should apply for modification.  Contact gap from 06/2017 – 03/2018. The last contact before the end of our review period occurred on 4/17/2018 showing the servicer discuss loan status and workout options. Servicer took financial and advised borrower to send in financial documents.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301736	3	[3] Loan is in Foreclosure [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary [2] Evidence loan has been modified.: Mod Date: XX/XX/XXXX
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  1/16/2017 - Inbound call/ Borrower stated that borrower 2 is back to work and can continue payments. Took financials and advised of payments needed to repay. Borrower stated she will need to discuss with borrower 2. Advised of options, website and contact numbers for additional help. Delinquent. 12/7/2017 - Inquiry concerning payments and coming out of bankruptcy. Advised can not discuss loan specific details due to bankruptcy and no authorization in file. Provided fax to send in authorization and summary of how bankruptcy ends along with details. Discussed modification possibility and requirements. Delinquent. 3/20/2018 - Inbound inquiry. Advised file is not flagged as active bankruptcy and total due. Intention is to keep property, borrower 2 is now employed and no longer represented by attorney. Advised of form to sign and return from website and documents needed. Delinquent. 4/25/2018 - Inbound call for status. Advised of documents needed and borrower stated sending today. Delinquent. 5/2/2018 - Inbound call for status. Advised of denial. due to 3 previous modifications. Discussed alternative options. Advised of dispute for denial, hardest hit fund and website information. Delinquent. 5/3/2018 - Modification status request. Advised declined and unable to take payment at this time. Delinquent. 5/10/2018 - Inbound call. Advised of amount due and stated would like to reapply for modification. Advised of documents needed and stated would check status later. Delinquent. 6/19/2018 - Borrower stated a letter received from attorney advising of foreclosure and stated intention to retain property. Advised of forms available on website for assistance with hardest hit fund. Borrower stated would like review for forbearance and repayment plan. Advised of fax number and website to assist. Delinquent. 6/26/2018 - Inquiry due to letter received. Advised loan is in foreclosure and no sale date currently. Not qualified for forbearance or repayment plan. Advised of hardest hit fund and website. Stated they are out of funds currently and was told foreclosure could be placed on hold with third party authorization. Advised with no plan in place that could not happen. Call disconnected. Delinquent. 7/9/2018 - Inbound to discuss options. Advised of sale date XX/XX/XXXX and denials. Reinstatement as only option. Borrower stated was unaware filing bankruptcy would terminate previous modification and stated they have reached out to home saver. Answered questions and advised of collection efforts to continue. Delinquent. 8/23/2018 - Inbound call. Borrower stated they have funds to bring current and would like fax number to send proof. Advised of number, to make sure enough funds are sent to cover reinstatement and next steps. Delinquent.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  Active foreclosure.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Dismissed due to failure of payments.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Completed modification
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300233	3
[3] Ability to Repay - Poor - Intervention Required

[2] Borrower Does Not Have the Willingness to Pay

[2] Current Status - Bankruptcy

[2] Delinquency Prognosis - Temporary

[2] Loan is in Bankruptcy

[2] Occupancy - Non Owner Occupied

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Borrower added new attorney info to loan. Borrower also wanted to check over all loans and what docs were needed to request modification. Rep. went over all information needed. No additional contact.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Ch. XX order confirming plan doc XXX filed XX/XX/XXXX an amended order confirming plan, doc XXX filed on XX/XX/XXXX. 3rd amended plan doc XXX filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: There are property loss notes after 8/31/18 cutoff date. However, neither the property loss notes or hazard claim notes specify property damages or when damage occurred.
				XX/XX/XXXX	XX/XX/XXXX
762300235	3
[3] Ability to Repay - Poor - Intervention Required

[3] RFD - Borrower Illness

[2] Borrower Does Not Have the Willingness to Pay

[2] Current Status - Delinquent

[2] Currently Delinquent Mortgage

[2] Delinquency Prognosis - Temporary

LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2018.  No contact with customer from September 1 2016 to October 19, 2016. Contact made on October 20, 2016 customer wanted options to bring loan current, advised TAD. Borrower is on workman's comp settlement $200k out of work 7 years, waiting on $3000 in a few weeks from tax return.

No contact with borrower from October 27, 2016 to December 12, 2016 then contact was made on December 7, 2016 with the borrower asking if payment was received, advised payment was received on December 1, 2016
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300236	3	[3] Loan is in Foreclosure [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary [2] Evidence loan has been modified.: Mod Date: XX/XX/XXXX
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  1/10/2018 - Inquiry for billing statement. Advised will resend statement. Borrower declined to set up future payment. Speed pay taken. Discussed options and next steps. Delinquent. 3/5/2018 - Inbound inquiry. Advised of foreclosure status with no sale date on property. Borrower stated applying for loan modification. Advised of last modification and no new process in place currently. Stated a 3rd party working on behalf and will have them call. Delinquent. 4/19/2018 - Inquiry for past due amount and status. Advised in foreclosure with no sale date currently. Stated reason for default as curtailment of income. Took financials and advised of documents needed. Delinquent. 5/16/2018 - Advised we did not receive documents and to resend. Borrower stated would resend today. Delinquent. 5/25/2018 - Borrower stated had sent documents 2 weeks prior. Confirmed acknowledgment letter sent and loan in review 5/16/2018. Delinquent. 6/12/2018 - Outbound for intentions. Borrower stated to keep property, reason for default as vandalized work truck. Delinquent. 7/2/2018 - Inbound inquiry for modification status. Advised of additional documents needed, escrow shortage and next steps. Delinquent. 7/23/2018 - Inbound inquiry for modification status. Advised of additional documents needed and next steps. Delinquent. 8/2/2018 - Inbound inquiry for modification status. Advised of additional documents needed. Delinquent. 8/14/2018 - Inbound inquiry for modification status. Advised documents received and under review, to call back 8/17/2018. Delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  Active foreclosure
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Completed modification
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: .
				XX/XX/XXXX	XX/XX/XXXX
762301737	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary [2] The loan is in an active forbearance plan.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  9/14/2018 - Inbound call for payment inquiry. Advised borrower of account status and details. Delinquent. 9/30/2018 - Inbound call to make payment. Inquired about a repayment plan. Advised to make complete payment versus smaller installments and repayment would included all fees currently due. Discussed details of plan. Payment processed. Delinquent. 1/3/2018 - Inbound to process payment and setup additional payments. Delinquent. 1/30/2017 - Inbound to change payment date from 1/31 to 2/03. Delinquent. 4/12/2017 -  Inbound to process payment and setup additional payments. Delinquent. 6/1/2017 - Inbound to make payment and correct check stop online. Verified banking information and removed. Delinquent. 9/13/2017 - Borrower stated was impacted by XXX. Advised property did not show as disaster area. Could send in documentation and apply for forbearance. Stated will call in by 9/18/2018. Delinquent. XX/XX/XXXX - Inbound inquiry. Advised of approval for 6 month forbearance plan. Forbearance. XX/XX/XXXX - Borrower advised living in rental still aware forbearance is over. Requesting extension. Borrower committed to call back on 4/23/2018. Forbearance.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Modification approval after review date.
				XX/XX/XXXX	XX/XX/XXXX
762301738	2	[2] Current Status - Delinquent [2] Currently Delinquent Mortgage [2] Delinquency Prognosis - Temporary [2] The loan is in an active forbearance plan.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018.  There were numerous contact attempts from 09/01/2016-02/15/2017 to contact the borrower that were unsuccessful. Borrower called in on XX/XX/XXXX to check the payment history and check due date. The borrower called in to request a forbearance due to disaster and was granted a 6 month forbearance which was extended another 6 months XX/XX/XXXX. XX/XX/XXXX The borrower called for MOD status check, in active forbearance wants MOD after forbearance. XX/XXXX last forbearance month. discussed options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300241	3
[3] Foreclosure - Hold - Bankruptcy Filing

[2] Bankruptcy - Bk Filed - No evidence MFR filed

[2] Bankruptcy - BK Filed - No evidence POC filed

[2] Current Status - Bankruptcy

[2] Delinquency Prognosis - Temporary

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  On 10/05/2016 the borrower was referred to credit counseling. 10/19/2016 borrower applied for assistance. On 11/03/2016 borrower calls in with RFD as curtailment of income. Then on 11/11/2016 the borrower called regarding missing documents for the modification review. 12/30/2016, the borrower is informed of the foreclosure suspension. On 01/09/2017, the borrower calls stating she received a letter showing the foreclosure was going forward and the agent explained that the foreclosure was still suspended and to contact the attorney. On 02/01/2017 the file is approved for trial modification and the borrowers advised of how much to make a payment. The borrower called with general loan questions on 03/01/2017.  There is no contact with the borrowers from 03/01/2017 to 01/19/2018 when the borrower calls wanting a figure to reinstate the loan. On 03/19/2018 the borrower add cease and desist on the loan. On XX/XX/XXXX the borrowers file for chapter XX bankruptcy.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300253	2
[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation
EXCEPTION INFO: Discharged -No Evidence of Reaffirmation

[1] Current Status - Performing
EXCEPTION INFO: Performing

[1] Performing Loan and Weak Possibility of Going Delinquent
EXCEPTION INFO: Performing Loan

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  10/01/2016- 05/29/2017 no contact with borrower. On 05/30/2017 borrower called in welcome call completed- authorized payment - inbound bankruptcy call. 06/23/2017 borrower called to make payment for $1950 dated 06/27/2017.In  July 2017 borrower discussed with rep returning documents related to modification. 08/07/2017- authorized payment  dated 08/07 for $1950.00. 08/16/2017- borrower called in stated unemployed- intent s to retain home- request trail modification to assist. 08/31/2017- co-borrower called in reference to making payment and trail modification completion. 08/31/2017- attorney called with borrower on line to confirm and advised MOD approved will provide paperwork from previous servicer and court. 09/07/2017 borrower called to make payment rep advised will forward to assigned representative and have contact. On 09/08 borrower made payment rep entered in XXX due to system not allowing  payment. 09/28/2017 Third Party called stating mod terms did not match terms from previous service and included balloon rep advised of how balloon appears with 30 40 year mortgage. 10/30/2017 borrower called stated has nor received the modification documents from attorney. 12/28/2017- borrower called to make payment for $2068.79 request for automated clearing house (automatic withdrawl) - form to be mailed.01/30/2018- Borrower called in to have web log in unlocked. No additional  contact. The Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300256	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  On 10/31/16 the borrower called to inform they were going through a modification with the previous servicer.  Payment also scheduled.  On 11/30/16 welcome call held.  From 12/05/16 through 03/30/17 the borrower (or an authorized party) called to inform the documents were sent in for a modification review and to follow up on status.  From 03/31/17 through 04/28/17 the borrower called to make a payment.  No call attempts made between 04/29/17 through 07/19/17.  From 07/20/17 through 10/19/17 modification including trial plan completion was discussed.  No call attempts made between 10/19/17 through 02/07/18.  On 02/08/18 follow up occurred on the modification, new servicer indicates financials were not received and there isn't an agreement in the file.  Attorney advised they would resend it.  From 02/15/18 through 04/05/18 attorney followed up and confirmed borrower was meeting the agreement based on the previous servicer.  No further contact attempts made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300376	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300380	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301807	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  Comments began on 2/1/2018, Comments show the loan was in loss mitigation review at the time our review started with first contact starting 2/16/2018 when the servicer spoke with the borrower's authorized third party Innovative real estate solution which were helping with loss mitigation. During the call with the third party there was mention of an attorney being involved. Comments in March/2018 and April/2018 show loan status calls and payments. In May/2018 comments show attempts began again to modify loan. Comments on 6/13/2018 show contact with the borrower at which time they advised they were working with state hardest hit funds program. Comments in July/2018 show missing loss mitigation document for review which the borrower sent. Comments show the rest of the year was spent modify loan, August/2018 through Dec/2018 show continues loss mitigation review up until loan was modified on XX/XX/XXXX. No contact in the month of Jan/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301815	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  No contact prior to 1/12/18. On 1/12/18 borrower called to request reinstatement quote. On 1/15/18 borrower called for reinstatement. Servicer informed borrower of foreclosure status. Borrower applied for modification review. From 1/17/18 to 2/1/18 borrower informed mod decision could take 1-2 weeks. Modification denied. From 2/7/18 to 8/20/18 Servicer informed borrower of mod denial. Borrower informed servicer of working with third party.  Documentation reviewed. Mod denied, liquidation options provided. No additional contact documented.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300288	2
[2] Bankruptcy - Bk Filed - No evidence MFR filed
EXCEPTION INFO: Loan currently in Bankruptcy Chapter XX - All Documentation in Service Notes

[2] Bankruptcy - BK Filed - No evidence POC filed
EXCEPTION INFO: Loan currently in Bankruptcy Chapter XX - All Documentation in Service Notes

[2] Current Status - Bankruptcy
EXCEPTION INFO: Loan currently in Bankruptcy Chapter XX - All Documentation in Service Notes

[2] Delinquency Prognosis - Temporary
EXCEPTION INFO: Loan currently in Bankruptcy Chapter XX - All Documentation in Service Notes

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  There has been no communication with borrower and servicer from 2/217 to 6/11/18. On 6/12/18, spoke to borrower and intent is to short sale home. Servicer mentioned that the only 2 options available is to make the loan current or short sale the home with the next  38 days or less or it will not qualify for short sale. He wanted to check with realtor on submitted bids. Per notes, no contact with borrower from 6/13/18 to 7/22/18. On 7/23/18, borrower filed for Bankruptcy Chapter XX Foreclosure is on hold till XX/XX/XXXX due to Bankruptcy filing by borrower. No contact from 7/24/18 to 9/23/18. On 9/24/18 it was noted that the Bankruptcy Chapter XX Foreclosure was dismissed on XX/XX/XXXX. No other communication with borrower between 9/5/18 to 11/28/18.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: File is in active foreclosure.On XX/XX/XXXX notes indicate CHAP XX BK FILED BY XXX ON XX/XX/XXXX CASE#XXX   IN XXX.
				XX/XX/XXXX	XX/XX/XXXX
762301824	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  There was no contact with the borrower prior to 03/01/2017. On 03/01/2017 the servicer contacted the borrower, no acceptable arrangement was made. On 04/21/2017 the borrower called to request payment assistance with a modification, the servicer advised the status of the account was active foreclosure with no sale date. From 04/24/2017 through 05/19/2017 the borrower worked on the required documents for the modification review. On XX/XX/XXXX the loan was approved for a 3 month trial payment period starting XX/XX/XXXX with payment of $1515.13. On 06/26/2017 the borrower called regarding recon fees, the servicer advised they do not need to be paid at the time of the call she can address them at a later time or when the loan is paid off. On 08/07/2017 the loan was approved for a modification, the 1st payment due 09/01/2017 in the amount of $1515.13. On 09/08/2017 the borrower  was contacted regrading past due account, the borrower  promised to pay $1515.13 online on 09/15/2017. On 09/26/2017 the borrower called regarding a payment that was returned for insufficient funds and a $35.00 fee was charged, the payment was reversed and charged. From 02/28/2018 through 05/04/2018 the borrower made payments on the account. On 05/04/2018 the borrower stated she had excessive obligations, the servicer advised the borrower she did not qualify for a repayment plan, the borrower stated she would call back when the loan is due for 2 payments. There is no additional contact with the borrower after 05/04/2018.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX a Modification was approved - 1st payment effective XX/XX/XXXX P&I $X.XX funds from borrower $X.XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300427	3
[3] Ability to Repay - Poor - Intervention Required
EXCEPTION INFO: N/A

[3] Delinquency Prognosis - Permanent

[2] Current Status - Delinquent

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  There was no contact prior to 07/26/2017. On 7/26/17, borrower called in to review the loan modification and what program could be offered.  Borrower mentioned the step rate increases on the modification caused the payments to be too high, also wanted to review the modification on another property as well.  Borrower was transferred to Home Preservation department.  When advised that the credit report would be pulled, the borrower decided not to go through the review.  On 8/24/17, Borrower called to schedule a payment in the amount of $736.20 by 8/28/17. Workout options were reviewed and start date provided as of 8/28/17, however later in the conversation borrower stated not interest in loan mod. Between 9/16/17 and 1/16/18, borrower made promises to pay.  On 01/16/18, borrower called and advised the principal mortgagor was deceased and tenant was moving out. Financials obtained and Loss mitigation case was activated.  On 2/8/18, borrower called regarding the status of the loan and was advised there are still missing documents for the loan modification.  On 2/27/18, borrower call and stated cannot commit to pay wanted to sell the property. On 3/15/18, XXX case was received and account was escalated to the Office of the President: Customer is requesting a payoff statement get generated and sent, however when XXX attempted to call borrower, one number was disconnected and a message was left with the alternative number. XXX mailed out payoff statement good through 3/19/18 and left a message advising borrower. Borrower called on 4/6/18 regarding status of account. On 4/11/18, borrower was contacted and advised modification was denied. Borrower was not interested in a short sell because of the equity in the home.  From 4/6/18 through 11/28/2018 borrower has struggle to make payment since principal mortgage died.  Many calls have been made from borrower seeking assistance to retain property.  Borrower is on a fixed income and cannot afford a repayment plan or a loan modification.  As recent as 11/26/18, borrower was denied by second level reviewer for another modification.  Last communication in the comment with the borrower states she is trying to sell it for more than what she owes.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300430	3
[3] Ability to Repay - Poor - Intervention Required

[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Delinquency Prognosis - Permanent

[2] Current Status - Foreclosure

[2] Occupancy - Occupied by UTD

LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  There was no contact with the borrower and no attempts to contact borrower from 02/01/2017-10/11/2017. On 10/12/2017 the borrower called to discuss assistance options and submitted documents for review. Missing documentation was discussed on 10/20/2017 and 10/24/2017. The loan was denied on 11/06/2017, and the borrower was informed via phone call on 11/08/2017. The borrower did not respond to subsequent contact attempts from 12/01/2017 to 07/15/2018. On 07/18/2018,  authorized third party called to request assistance. Servicer advised if no change in circumstances then modification will not be approved. RFD cited as excessive obligations. Borrower was not responsive to calls from servicer from 07/20/2018 to 09/20/2018. File was referred for foreclosure XX/XX/XXXX. Death notification received XX/XX/XXXX. Authorized third party attorney called 11/12/2018 to get account status; no executor has been named. There was no noted contact with attorney or estate from 11/09/2018 to 01/31/2019. File remains in active foreclosure as of XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300456	3
[3] Ability to Repay - Poor - Intervention Required

[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Delinquency Prognosis - Permanent

[3] The Foreclosure is contested.

[2] Current Status - Foreclosure

LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  No contact prior to 1/3/18. On 1/3/18 sole borrower called for assistance with website payment options. Notified one borrower has passed away on XX/XX/XXXX.  On XX/XX/XXXX all borrowers deceased is documented to file. No additional contact documented.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300267	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2018.  On 02/28/17 the borrower called for the status of the loan, was informed  that the loan is due for two months.  Processed payment in the amount of $1876.82. On 3/1/17 the borrower called to request payment history, shows that the account has been running a month behind since last year.On 4/10/17 , 05/12/17,06/15/17,the borrower promised to pay $931.48. on 7/18/17  the Borrower stated that the reason for default was due to excessive obligations, will be making payment online in the amount of $925.48 to bring account current. The borrower provided promised to pay on 9/15/17-11/11/18
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300268	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  There was no borrower contact prior to 08/21/2017. On 08/21/2017 the borrower called in to request the amount required to bring the account current but unable to make a payment commitment or payment plan commitment, on 03/01/2018 the borrower called in advising of family member illness and unable to commit to payment at this time, on 10/02/2018 the borrower gave verbal authorization to XXX to release information, on 11/05/2018 the borrower called in with questions about payments but unable to make a payment commitment. There has been no borrower contact since 11/05/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300270	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been not contact with borrower during the review period.  No call attempts have been done.  The loan is performing under regular payments. There is one insufficient funds received on 10/12/17 upon first presentation.
				XX/XX/XXXX	XX/XX/XXXX
762300331	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  There was no prior contact to 06/18/18. On 06/18/18, borrower called, Borrower lost job and regained employment but for less income. (RFD: curtailment of income). Requests assistance options. Loss mitigation activated. Los mitigation conducted an interview with borrower and advised of docs needed. On 6/25/18- 08012018, called borrower regarding missing docs. On 8/1/18, borrower returned call, Advised of assigned specialist and continued to assist regarding additional documents. Borrower stated would send in the morning. Advised Would notate the account for the account specialist assigned. On 8/9/18, called borrower in need of some clarifications. Borrower advised would call us back regarding royalty income. Advised would email specialist to follow up in 24-48 hours. Advised should have decision in 7-10 business days. from 8/9- 8/20 left messages regarding missing docs. On 8/31/18, borrower called will fax missing documents the following day obtained verbal. verified borrower is paid bi-monthly. On 9/4, borrower called, coaches basketball from Oct- March. Last 2 stubs are Feb & March. Started in Oct, does not have 2016 w2. Requested Feb & Mar paystubs and 2017 w2. On 9/10, cal from borrower obtained verbals, will fax documents later that night. on 11/14/18, borrower called, curtailment of income,  requested reinstatement from referred FC. No additional contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300275	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300280	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no evidence of contact or contact attempts between the borrower and servicer during the review period. There was no evidence of skip tracing activity.
				XX/XX/XXXX	XX/XX/XXXX
762301771	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  2/27/2017-Borrower called promise to pay by phone effective 02/26/2017 in the amount of $1770.70. 03/31/2017--Borrower called promise to pay by phone effective 03/31//2017 in the amount of $1770.70. -04/28/2017-Borrower called promise to pay by phone effective 04/28/2017 in the amount of $1714.55. 05/26/2017  Borrower called promise to pay by phone effective 05/26/2017 in the amount of $1714.55.07/30/2017-Borrower called promise to pay by phone effective 07/30/2017 in the amount of $1695.90.  08/31/2017-Borrower called promise to pay by phone effective 08/31/2017 in the amount of $1730.63.09/29/2017-Borrower called promise to pay by phone effective 0926/2017 in the amount of $1730.63.110/25/2017-Borrower called promise to pay by phone effective 10/25/2017 in the amount of $1711.13. 11/30/2017-Borrower called promise to pay by phone effective 11/30/2017 in the amount of $1730.63. 12/28/2017-Borrower called promise to pay by phone effective 12/28/2017 in the amount of $1721.28. 01/29/2018- Borrower called promise to pay by phone effective 01/2//2018 in the amount of $1674.48.06/26/2018-Borrower called promise to pay by phone effective 06/26/2017 in the amount of $1696.22. 10/29/2018-Borrower called promise to pay by phone effective 10/29/2018 in the amount of $1720.36. 12/28/2018 Borrower called promise to pay by phone effective 12/28/2018 in the amount of $1667.81. 01/29/2019-Borrower called promise to pay by phone effective 01/29/2019 in the amount of $1741.43.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300293	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  No contact with borrower from 2/1/17 till 2/15/17.   On 2/15/17 borrower stated curtailment of income.  Could not commit to pay, referred borrower to counseling.  Borrower was not interested in loss mitigation.  Call stopped due to borrower was not able to finish call.  No contact from 2/15/17 to 3/1/17.  Spoke to borrower on 3/2/17 about assistance.  Borrower could not offer down payment or start date for plan.  Borrower has service complaint for payoff quote, still has not received it.  Quote is 43,583.56 good to 3/15/17.  Went over work out options with borrower.  Attempts made to contact borrower from 3/3/17 to 6/22/17.    Spoke to borrower on 6/23/18 about modification b ut borrower objected and call ended.  Borrower's intention is to make 2 payments next week, borrower is back to work.  Attempts made to contact borrower from 6/24/17 to 10/02/17.  On 10/03/17 spoke to borrower.  Borrower wanted to start a loan modification review.  Also provided a reinstatement quote. No contact with borrower from 10/4/17 to 12/27/17.  Spoke to borrower on 12/28/17.  Borrower made a promise to pay 9490.58, stated excessive obligations.  Next contact with borrower is 1/26/18.  Borrower had question about payments. Call got disconnected.  On 1/30/18 borrower called to make payment of 14598.53. Next contact on 2/15/18 borrower made payment.  No contact with borrower from 2/16/18 to 3/18/18.  On 3/19/18 borrower could not make payment.  Borrower fell asleep, attempted to wake borrower up multiple times, but borrower would just fall back to sleep. From 4/15/18 to 9/20/18 borrower called in payments  4784.92.  No further contact with borrower from 9/21/18 to 01/31/19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300324	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  There was no contact prior to 7/16/18. On 7/16/18, the borrower called in a future dated promise to pay. One time payment scheduled for 7/16/18 through XXX online for 1979.29 and one time payment scheduled for 7/17/18 w/ rep for 289.59 (checking). There is no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300310	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no noted contact or attempts to contact the borrower from 2/1/2017 to 1/31/2019 at the time of the review. Loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300289	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  No contact or contact attempts from 02/01/2017-04/20/2017.  From 04/20/2017 to 02/01/2019 there were multiple contact attempts but no contact was ever made. There was no contact with the borrower and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300292	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300298	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No collection calls nor delinquency during review period. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300302	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  No contact was made with borrower from 2/1/17 through 8/16/17.  Attempts to contact the borrower began 8/17/18 to 6/3/18 and were unsuccessful.  On 6/4/18 spoke with borrower who was inquiring about insurance and wanting to get the monthly payment lowered.  Borrower stated that the payment increased due to the escrow shortage and will no longer be affordable.  Advised of options and review process and offered to transfer him to escrow or refinance department and borrower declined and hung up. 6/14/18 insufficient funds received and payment made and spoke with borrower on 7/2 with promise to pay. 7/18/18 Borrower called and requested payment assistance however, borrower was unable to provide information necessary for work out.  9/5/18 Borrower stated he is working on getting caught up within the next couple of weeks.  10/2/18 One time payment made.  Offered borrower assistance and borrower could not offer down payment or plan date. Borrower has excessive obligations. 1/14/19 borrower promised to pay and not interested in home preservation options.  1/22/19 Borrower called in with a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300305	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no clear indication about a modification. The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300312	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300300	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan was performing throughout the entire review period from 02/01/17 through 01/31/19.  No contact attempts or skip tracing attempts were made.
				XX/XX/XXXX	XX/XX/XXXX
762300307	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  On 08/02/2018- Borrower called in stated marital problems, borrower promised $1465.82 08/06/2018 at branch. Borrower stated bringing current with two payments and next payment will be made 08/30/2018. On  08/06/2018 borrower contacted office advised paid at branch, borrower illness has medical problems, had concerns about escrow,stated will be okay with August and September payments being made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300315	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300306	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  the borrower called with questions about the payments and stated the account should be current. It was noted the payment made for December on 12/8/18 was applied to the November payment. The borrower made a payment of $77.98 on 12/11/17. the borrowers filed bankruptcy XX/XX/XXXX and there were no attempts to contact them during the review period. Payments were regularly received via mail and also pay by phone during the review period. comments regarding the bankruptcy indicate the borrowers were never late, but on a fixed income and after the mortgage payment was made they didn't have much left to live on.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  the bankruptcy was dismissed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300316	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: the loan is performing and there were no attempts to contact the borrower during the review period
				XX/XX/XXXX	XX/XX/XXXX
762300328	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  There was no borrower contact prior to 09/27/2018. On 09/27/2018 the borrower called in to make a payment in the amount of $2,298.41 drafting on 09/27/2018, on 10/29/2018 the borrower called in to make a payment in the amount of $2,308.00 drafting on 10/29/2018, on 12/29/2018 the borrower called in to make a payment in the amount of $2,330.73 drafting on 12/29/2018, on 01/28/2019 the borrower called in to make a payment in the amount of $2,342.51 drafting on 01/28/2019. The last borrower contact took place on 01/28/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300335	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: From 1/2016 to 11/2018 there was no successful contact with borrower only payments made through IVR. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300354	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no noted contact with borrower and no attempts to contact borrower. There is nothing detrimental or property issues noted. Loan has been performing for the duration of the review.
				XX/XX/XXXX	XX/XX/XXXX
762300337	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The borrower made a promise to pay every month during the review period. (02/26/2017, 03/27, 04/23, 05/29, 06/28, 07/24, 08/21. 09/26, 10/30, 11/27, 12/27, 01/30/2018, 02/26, 03/31, 04/25, 05/29, 0625, 07/30, 10/24, 10/26, 12/26, and 01/29/2019.  The last promise to pay one time draft was effective on 01/29/2019,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300355	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no noted contacts or attempts to contact the borrower from 2/1/2017 to 1/17/2019.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300347	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No collection calls nor delinquency during review period. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300385	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  No contact prior to 07/23/2018. On 07/23/2018-Borrower requested a payoff unable to process through the web. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300388	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  No contact until 1/17/18; Inbound, declines assistance advised  paid $1142.80 at branch, PTP 2/16, he is using grace period to pay, tone of frustration receiving collection calls, advised late charge system should waive fee when paid at branch.  No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300399	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  No contact prior to 03/30/2018. On 3/30/18, the borrower will pay at the branch office the amount of $1429.76. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300401	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  No contact from 02/01/2017 to 04/19/207.  On 04/19/2017 the borrower called in and requested a reinstatement quote. On 05/09/2017 the borrower reinstated the loan and brought it out of foreclosure.  No contact from 05/16/2017 to 05/31/2017.  From 05/31/2017 to 01/04/2019 the borrower called in and made a promise to pay.  There was no further contact and the loan is performing and current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300410	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Borrower had no contact with servicing throughout scope of 10/1/2016 to 09/30/2018.  Borrower made monthly online payments. Loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300416	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  Chapter 13 bankruptcy case filed on XX/XX/XXXX was discharged on XX/XX/XXXX. On 02/01/2017 the borrower contacted servicer for a loan status update. The servicer advised the motion for relief was requested on XX/XX/XXXX; the borrower stated they would contact their bankruptcy attorney.  The bankruptcy case was discharged on XX/XX/XXXX.  On 08/15/2017 the borrower discussed the late payments on the account and the option of applying for a loan modification. On 08/17/2017 the borrower contacted the servicer's office of the president with a complaint regarding the payment history and account fees. On 09/05/2017 the borrower called the servicer to discuss and verify payment details, the borrower has an ongoing payment history dispute and complaint. On 09/06/2017 again the borrower contacted the servicer's office of the president with a complaint regarding the payment history and account fees. From 09/07/2017 through 07/10/2018 the borrower and the servicer (office of the president) discussed and corresponded via letters regarding the payment history, delinquent amounts and fees incurred on the account from 06/2011 to 11/2011.  On 07/10/2018 the account was noted with a resolution of the complaint with the office of the president. The servicer explained the posted payments and fees were valid. Notes indicate the fees were incurred from June, 2011 and November, 2011. There has been no further contact or contact attempts with the borrower since 07/10/2018. The loan is current and has been performing, on time since with no late payments since 02/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Unable to determine proof of claim original amount or arrearage amounts.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300411	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  There were no noted contacts or attempts to contact the borrower from 2/1/2017 to 10/29/2017. The borrower called 10/30/2017 in regards to misapplication of the October payment and requested a refund. Loan also on hold for disaster relief. No contacts to or from the borrower from 11/1/2017 to 11/16/2017. Borrower called 11/17/2017 regarding the payment deferment and servicer confirmed the borrower would get 3 months deferment for disaster relief (XXX). The borrower was not interested in the loss mitigation; property is owner occupied and intends to keep the property. No contact attempts to reach the borrower from 11/18/2017 to 11/8/2018. Loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property is located in a disaster Area due to XXX noted on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300417	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has not been any contact with the borrower throughout the review period as the loan has been performing throughout.
				XX/XX/XXXX	XX/XX/XXXX
762301770	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300285	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2018.  No contact prior to 04/19/17.  On 04/19/17 borrower called and made a payment by phone. On 08/02/17 borrower scheduled a payment by phone. On 08/28/17 borrower made a payment by phone. On 01/22/18 borrower made a payment by phone. On 10/15/18 borrower made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300283	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  From 10/01/2016 to 10/10/2016 there was no contact with borrower. Borrower was contacted, stated delinqunet due to curtailment of income, discussed options none were chosen, borrower authorized payment online for $2480.87. 11/03/2013 borrower called in stated spouse  is a contractor income delayed causes curtailment in income,  authorized payment for $ 3776.63 dated 11/07/2016 and 11.14/2016. On 11/20/2016, borrower was contacted stated owner occupied, intent is o keep home, not interested in modification at the time, made promise to pay for $3868.79  for 11/30/2016 via check by phone. (From 11/21/2016 to 12/06/2016 no contact.) On 12/07/2016, spoke with borrower advised spouse makes payment, call disconnected. On  12/15/2016, borrower authorized payment for $3850.79 dated 12/15/2016. On 12/29/2016 spoke with borrower stated spouse will make payment, stated excessive obligations could not commit to payment. 01/04/2017-Contacted borrower  and call was disconnected after verification.  On 01/16/2017, contacted borrower stated will be paid tomorrow. ON 01/18/2017 borrower called in authorized payment for $3884.79 for 01/20/2017.  On 01/19/2017 borrower called in to confirm account used for payment is accurate, offered assistance- declined.  02/09/2017 borrower called in to stated spouse is self employed and is waiting on receivables, could not commit to payment date. On 02/ 14/2017 spoke with borrower stated curtailment of income could not commit to payment.  On 02/21/2017, borrower called in authorized payment for $3838.79 dated 02/24/2017.  (From 02/25/2017 to 03/14/2017 contact with insurance company discussing claim filed. ) On 03/15/2017 borrower returned call and was advised check for $11,255 was in route provided tracking number. 03/24/2017 borrower called in to authorize payment for $3844.79 dated 03/24/2017.  On 05/05/2017- Borrower called in authorized payment for $3773.68 dated 05/10/2017. 06/21/2017 Borrower called in stated intention is to keep home, had curtailment of income due to spouse. being unemployed and receivables being received late, discussed modification and was unable to do at this time, authorized payment for $3773.68 dated 06/21/2017. Loan is performing for the past eight months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300290	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current.  The loan has been performing since 02/01/2017 and is current as of the review date.  The payments were made between the 9th and the 30th of the month.  There is no evidence of any issues with the property.
				XX/XX/XXXX	XX/XX/XXXX
762300350	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  NO contact from start of review period until 10/20/17.  10/20/17 borrower verbally authorized husband to get information.   No other contacts through end of review period..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300295	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  No borrower contact prior to 03/28/2017. On 03/28/2017 the borrower called in promising to pay $780.49, on 05/02/2017 the borrower stated will make an online payment in the amount of $780.49, on 06/09/2017 the borrower called in promsing to pay $780.49, on 09/01/2017 the borrower called in promsing to pay $156.08, on 10/31/2017 the borrower was ubable to commit to payment due to a payment dispute, on 10/31/2018 the borrower promised to pay 58.45. No borrower contact since 10/31/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301774	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300327	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Thre was no contact with the borrower from  02/2017 to 03/2018. The borrower called in April 2018 to inquire about an insurance claim status for collateral XXX damage on XX/XX/XXXX . The borrower was advised that the insurance check was endorsed and released on XX/XX/XXXX. There was no contact with the borrower from 05/2018 to 01/2019. The loan has been 30+ days delinquent twice during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300321	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301790	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  02/09/2017-Borrower called promise to pay initial down payment  for $2113.59 check by phone dated 02/09/192017  workout plan. Reason for default excessive obligations. 03/01/2017-Borrower promise to pay by phone $2174.78 effective 02/09/2017.  Borrower advised hardship resolved.  Advised total  amount due . Promise of $5088.33.  04/06/2017-Promise to pay $2162.78 check by phone on 04/06/2017.  Reason for default excessive obligations. 05/04/2017-Borrower promise to pay by phone $2162.78.  Reason for default excessive obligations. 05/31/2017-Borrower called pay by phone 05/31/2017 $2174.78. 07/09/2017-Borrower promised to pay  07/12/2017 for $2174.78 to cover June payment.  borrower stated plan to make another payment in about 2 week to cover July payment  08/09/2017-Borrower promised to pay  for $2174.78 09/10/2017-Borrower promised to pay for $2174.78 on 09/10/2017.   Reason for default excessive obligations. 10/10/2017-Borrower promised to pay for $2174.78 for 10/18/2017,  Reason for default excessive obligations. 11/03/2017-Borrower promised to pay for $2224.78 on 11/03/2017. 12/18/2017-Borrower promised to pay for $2228.10 check by phone on 12/27/2017.  Borrower got behind due to the holidays.0 01/09/2018-Borrower promised to pay for $2240.70. 02/11/2018-Borrower promised to pay for $2240.70 dated for 02/11/2018 and for 03;07/2018. 4/06/2018-Borrower promised to pay for $2217.13, reason for default excessive obligation. 05/07/2018-Borrower promised to pay for $2217.13 on 05/07/2018. 06/12/2018-Borrower promised to pay for $2217.13 on 06/13/2018. 07/11/2018-  Borrower promised to pay for $2217013 on 07/11/2018. 08/10/2018-Borrower promised to pay for $2217.13 Offered assistance. 09/08/2018-Borrower promised to pay for $2217.13 on 09/19/2018 will try to get caught up next month.  Borrower intend on keeping the property. 10/15/2018-Borrower promised to pay for $2217.13 on 10/17/2018.  Reason for default excessive obligation.11/02/2018-Borrower promised to pay for $2217.13.  Reason for default excessive obligation. 12/11/2018-Borrower promised to pay for $2341.95 for 12/12/2018.  Reason for default excessive obligation.  Borrower not interested in loss mitigation.01/14/2019-Borrower promised to pay for $2341.95 on 01/14/2019.  Reason for default excessive obligation. 01/24/2018-Called borrower can not commit to pay. Not interested in home preservation options.  Borrower stated he was at work.  Will call back in next couple of days.   Unable to commit. Advised of further collection activity.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300343	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300358	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Between 02/01/2017 and 02/22/2019 there has been no contact or attempt to contact the borrower. Notes in file indicate the taxes and insurance is paid in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300382	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2019.  From 02/01/2017 to 02/12/2017 no contact.- On 02/13/2017 the borrower scheduled a one time payment.- On 03/14/2017 the borrower scheduled a one time payment.- On 04/14/2017 the borrower scheduled a one time payment.- On 05/15/2017 the borrower scheduled a one time payment.- On 06/15/2017 the borrower scheduled a one time payment.- On 07/14/2017 the borrower scheduled a one tithe borrower scheduled a one time payment.-me payment.- On 08/15/2017 the borrower scheduled a one time payment.- On 09/13/2017 the borrower scheduled a one time payment.- On 10/12/2017 the borrower scheduled a one time payment.- On 11/14/2017 the borrower scheduled a one time payment.- On 12/11/2017 the borrower scheduled a one time payment.- On 01/09/2018 the borrower scheduled a one time payment.- On 02/12/2018 the borrower scheduled a one time payment.- On 03/15/2018 the borrower scheduled a one time payment.- On 04/11/2018 the borrower scheduled a one time payment.- On 05/13/2018 the borrower scheduled a one time payment.- On 06/14/2018 the borrower scheduled a one time payment.- On 07/12/2018 the borrower scheduled a one time payment.- On 08/12/2018 the borrower scheduled a one time payment.- On 09/14/2018 the borrower scheduled a one time payment.- On 09/17/2018 The agent advised the borrower that they were able to go over their information and would look into the 401k being added to their account and determine why this was done. The borrower advised that they are receiving too many monthly statements and the agent stated that they would look into this.- On 10/09/2018 the borrower scheduled a one time payment.- On 10/12/2018 the agent advised the borrower that they were still working on the issue and they hope that it can be resolved. On 11/05/2018 The agent was able to go over the resolution in full with the borrower.- On 11/13/2018 the borrower scheduled a one time payment.- On 12/12/2018 the borrower scheduled a one time payment.- On 01/12/2019 the borrower scheduled a one time payment.- From 01/13/2019 to 02/01/2019 no contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300389	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  There was no contact ith the borrower prior to 2/24/2017. On 2/24/2017 poke to an authorized third party who made a promise to make a payment for $1894.14 and good for 2/24/2017. On 3/2/2017 spoke to an authorized third party who made a promise to make a payment for $1900.00 in a branch and is good for 3/2/2017. On 3/10/2017 spoke an authorized third party who stated the borrower cannot commit to make a payment. Discussed the reason for default and financial information for the borrower. The third party cannot commit to making a payment. The reason for default is due to the illness of borrower. On 5/15/2017 spoke to an authorized third party in regards to spoc assistance options. Third party stated thought already under review for modification. Informed the third party removed from review due to no response. On 5/17/20017 spoke t an authorized third party who made a promise to make a payment of $1749.59 at a branch on 5/16/207. On 5/24/2017 spoke to the borrower due to a complaint the borrower was informed at the bank the payment for $1750.00 would not count as a full payment. Advised the borrower it will be applied as a full payment and have a suspense amount of $144.55. 7/14/2017 there is a comment of a denied loan modification. On 9/14/207 spoke to the borrower who stated needed to talk to Shawn. On 12/28/2017 spoke to the borrower who stated going through a hardship and needed assistance. The borrower made a promise to make a payment today at a branch. There was no more contact with the borrower after 12/28/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300391	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact evident with borrower from start of review through 2/2017 due to customer pays online as commented.
				XX/XX/XXXX	XX/XX/XXXX
762300392	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Comments on 02/02/2017 reflect loss mitigation working with borrower's bankruptcy attorney requesting proof of occupancy.  A request for mediation was made by the borrower's attorney.  On 04/17/2018 borrowers attorney submitted the appeal on behalf of the borrower.  Stating they provided evidence the  tenant occupies the property.  Lender stated it was not declined due to the tenant occupancy status but that of the borrower.  There was no evidence provided that the borrower occupies the residence only that they are married to the tenant occupant which is unacceptable per agency modification guidelines.  On 10/23/2017 borrower called in to say they are borrowing some money from their father and they are waiting for his loan to be funded.  Representative provided the number for customer service so they can call for the amount needed to bring the account current.  On 12/08/2018 the borrower authorized their father, who was given the foreclosure status, payment amount, and told the reinstatement quote was ordered today and will be mailed to the address of record.  On 01/08/2018 borrower called in regarding payments.  The representative explained the loan modification and borrower was not interested in those options.  Between 01/09/2018 and 11/26/2018 there was no contact with the borrower.  On 11/27/2018 borrower called in to make a payment in the amount of $2,768.62.  From 11/28/2018 thru 02/01/2019 there was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300400	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  There was no contact with borrower from 02/01/2017 to 07/12/2018; borrower was not responsive to collection calls from servicer. Borrower called 07/13/2018 and stated was looking for new insurance carrier. Servicer advised to send in new information when old policy gets cancelled. There was no contact with borrower from 07/14/2018 to 01/31/2019; loan was performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300406	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  From 02/01/2017 to 10/06/2017,  there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, Borrower called in regarding check endorsement approval. From 10/8/2017 to 01/03/2018,  there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, Borrower called in and provided a status for the repairs. From 01/05/2018 to 06/04/2018,  there was no communication from the borrower or attempts from the servicer. On 06/5/2018, Servicer attempted to contact the borrower and had the wrong number. On 06/06/2018, Sent skip stage 1. On 12/12/2018, Sent skip stage 2. On 12/13/2018, Sent skip stage 1. There is no further communication from the borrower and no attempts from the servicer after 12/13/2018. Loan is currently performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300405	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  No borrower contact attempts from 02/01/2017 through 07/10/2018; loan is current and performing.  On 07/11/2018 the borrower called to change the recurring payments by adding $50.00 to the principal payment. The servicer inquired if borrower was interested in speaking with the refinance department; borrower agreed and call was transferred to the refinance department, however no additional details of the call were provided. The loan is current and is paid automatically each month; there is no indication of future delinquency or issues.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301823	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  From 2/1/2017 the customer has paid monthly, On 3/31/2017 the customer called to request a payment reversal and refunded. From 3/31/17 through the remainder of the review period the customer has paid monthly.  The loan status is current and performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301836	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no evidence of contact with the borrower, nor any attempts made by the servicer to contact the borrower for the entire review period from 02/01/2017 through 01/31/2019. There loan is paid current and performing for the entire review period from 02/01/2017 through 01/31/2019.
				XX/XX/XXXX	XX/XX/XXXX
762300437	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  There was no contact with the borrower from February to November 2017.The borrower was contacted on 12/06/2017 to ask for a payment and the borrower stated the payment was made online on 11/29/2017 but was not applied to the account. The borrower was advised to check with the bank regarding those funds. The loan was current.
There was no further with the borrower and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300440	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and their has been 29 borrower contact attempts during the account review period without success. There is no evidence of  any account issues. The loan has had no delinquency during the review period and remains in a performing status. The borrower has shown a strong willingness and ability to pay throughout.
				XX/XX/XXXX	XX/XX/XXXX
762300444	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  No contact prior to 05/17/2017. From 05/17/2017 the borrower called and made a payment of $2398.53 and set up monthly payment drafts to start on 06/15/2017. The servicing agent review the account information with the borrower. From 05/18/2017 to 04/05/2018 no contact with the borrower. The borrower and property may have been impacted by XXX disaster. On 04/06/2018 the borrower stated that they were not impacted by the XXX. From 04/10/2018 to 02/01/2019 The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300439	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  There was no contact with the borrower from February 2017 to May 2018. An acceletation demand letter was sent on 05/01/2017. On 06/12/2018 the borrower requested a cease and desist on the account and was advised to send the request in writing. A cease and desist for the life of the loan was placed on the account on 06/29/2018. There were no further contact with the borrower. The loan has been 30+ delinquent five times in the last 24 months
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: acceleration 05/31/2018 35 dpd

06/12/20185 C&D
				XX/XX/XXXX	XX/XX/XXXX
762300445	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has not been any contact with the borrower throughout the review period as the loan has been performing throughout.
				XX/XX/XXXX	XX/XX/XXXX
762300449	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower and the servicer made 108 attempts to contact the borrower from 02/01/2017 through 07/18/2017 and 11 skip trace attempts from 08/09/2017 through 01/25/2018.  The loan status is current and performing. The loan was paid 30 days late nine times and 60 days late one time during the review period from 02/01/2017 through 01/31/2019.
				XX/XX/XXXX	XX/XX/XXXX
762300455	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 02/01/2017 - 01/31/2019 This loan is currently performing. The servicer did not attempt to contact the borrower or skip trace.
				XX/XX/XXXX	XX/XX/XXXX
762300375	3	[3] Collection Comments - Incomplete - [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The has been no contact with the borrower and only one unsuccessful attempt to contact the borrower. The account has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300422	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300264	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Between 02/01/2018 and 05/13/2018 there was no contact with borrower after many failed attempts to reach them.  On 05/14/2018 borrower requested to make a payment over the phone. Between 05/15/2018 and 09/04/2018 there was no contact with the borrower after many failed attempts to reach them. On 09/05/2018 a collection call out to the borrowers resulted in borrower promising to pay via website on 09/07/2018 when funds will be available. Between 09/08/2018 and 01/31/2019 there was no contact with the borrower after multiple attempts to reach them. 02/01/2019 the borrower called to make the January payment in the amount of $400.40 and scheduled the February payment in the amount of $397.03 to be drafted on 02/15/2019. Borrower stated RFD was due to their mother passing away causing an extreme emotional hardship for the borrower.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300471	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: the customer has paid throughout the review period and is current and performing
				XX/XX/XXXX	XX/XX/XXXX
762300170	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  On 1/26/18, Spoke to customer and she said she wanted to make her payment, then set up 3 payments. On 2/13/18 Called customer and asked for payment. Customer agreed to make payment, and was advised of payment options. On 3/30/18 Customer called in to make sure payment was set up for today. On 4/10/18, Called customer and was advised that the customer will call back to make payment later in the month. Gave reason for delinquency as payment too high due to interest rate change, workout declined. on 5/23/18 Called customer and took payment over the phone. On 11/20/18 Called customer and she stated she will be calling in her payment on the 26th.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300173	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  No contact prior to 3/23/2018. From 01/01/2018 to 03/22/2018 no contact. On 03/23/2018 the borrower made rm contact. From 03/24/2018 to 04/01/2019 no contact. No additional contact.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301699	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no direct contact with the borrower in the past year and no attempts by either the borrower or servicer to make contact, other than the sending of escrow statements.  The loan has been performing throughout the past 12 months.  Loan was in a disaster area for XXX on XX/XX/XXXX but no request for assistance or damage was noted.
				XX/XX/XXXX	XX/XX/XXXX
762300182	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact with the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300171	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  From 01/01/2018 to 06/18/2018 contact attempts were made to the borrower that were unsuccessful. On 06/19/2018 the borrower made a promise to pay. From 06/20/2018 to 07/18/2018 contact attempts were made to the borrower that were unsuccessful.  On 07/20/2018 to 11/18/2018 contact attempts were made to the borrower that were unsuccessful as number was on the do not call registry.  On 11/19/2018 the borrower made a promise to pay $364.71 and stated spouse passed away. From 11/19/2018 to 01/09/2018 no further contact attempts were made to the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300174	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  ON 02/19/18 borrower called about the 1098 form but she was able to find it while she was on the phone.  On 3/20/18  called to set up a promise to pay iao 623.02.  She states she sent her payment last Wednesday.  Advised borrower we have not received it yet.  Borrower states she will make a payment by April 11th. On 5/29/18 borrower called in to advised we sent a letter to her and was calling in for help in filling it out.  Advised borrower the pay options.  She agreed to set up payment for 6/14/18.  On 6/4/8 borrower called to regarding notification of death.  Advised we need the death certificate as her name is also on the account.  On 6/12/18 borrower called to discuss applying for a workout option.  She advised it is due to death of spouse.  On 6/15/18  borrower called about making a payment on 2nd Wednesday of the month.  Borrower will pay on 7/11. On 7/3/18 borrower called to set up payment.  On 7/11/18 borrower called to discuss account and stated she will send in her paperwork.  On 8/3/18 borrower called in and advised she will call in the payment withing the grace period.  Informed borrower we can set up 3 payments with but borrower declined.  Borrower requested the cancellation of her ACH.  Agent offered the automated clearing house online or mail form if she wants to set it up in the future.  On 8/3/18 borrower called to discuss the account...but call disconnected. Borrower called to cancel the auto draft as she is no longer interested.  On 8/8/18 borrowr called in to make a payment and advised current amount and payment options.  Promise to pay was set up for 623.02.  On 9/4/18 borrower called to make a payment.  Promise to pay was set up iao 623.02.  On 10/1/18 borrower called in to make a payment of 623.02 on 10/2.  Agent advised the amount to cure.  On 11/12/18 borrower called to say her daughter will be call in the payment on Wednesday because she is in the hospital.  On 12/13/18 called in to make a easy pay payment on 12/15 in the amount of On 12/15/18 borrower called to make a payment of 623.02 on 12/15.  On 12/27/18 borrower called to verify the payment was received. Confirmed it was received on 12/15/18.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300181	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been several attempts to contact the borrower but no contact was made. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301850	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  First contact during review period was on 3/7/18 when borrower called about status of FMA, servicer advised it is not complete yet.  On 3/22/18 borrower claims did not receive modification, servicer advised would email it and went over terms.  On 4/4/18 borrower confirmed receipt of modification.  On 4/11/18 borrower claims sent back signed modification to servicer.  On 4/30/18 borrower called in to make a payment.  On 5/31/18 borrower called in to make a payment but servicer advised that all pages of signed modification are still needed.  6/1/18 borrower claims sent money order and modification documents via overnight mail.  6/15/18 borrower claims sent July payment.  On 6/25/18 borrower claims can't talk and will call back later.  On 6/28/18 Servicer advised mod is still being worked on.  On 7/3/18 borrower claims sent back modification.  On 7/27/18 servicer went over modification and escrow with borrower.  8/17/18 borrower claims will make payment online.  9/29/18 borrower made a payment by phone.  11/5/18 borrower made a payment over the phone and explained NSF.  11/30/18 borrower promised to make 2 payments in December.  12/31/18 borrower made 2 payments on the account.  1/31/19 borrower made a payment.  There has been no further contact with the borrower as of 04/10/19.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301781	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301827	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The was not borrower contact evident during the review period. The loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301856	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: From 4/1/2018 – 4/1/2019 there were no contact attempts to the borrower. The loan is currently performing under a modification with no delinquencies in the last 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762300498	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300500	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: From 04/01/2018 - 03/31/2019 there was no contact with Borrower or contact attempts made to the Borrower. The loan is currently Performing.
				XX/XX/XXXX	XX/XX/XXXX
762300501	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301857	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no attempt to contact the borrower throughout the review period; however, the loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300505	3	[3] Collection Comments - Incomplete - [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. There is no evidence of property issues other detrimental items noted. Loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300506	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing, with no evidence of late payments.  There is no evidence of contact with the borrower.
				XX/XX/XXXX	XX/XX/XXXX
762301859	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there was no contact with the borrower and 2 contact attempts made to the borrower. Loan is performing with no evidence of modification, bankruptcy or any detrimental events.
				XX/XX/XXXX	XX/XX/XXXX
762300507	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing, with no evidence of late payments.  There was no evidence of contact with the borrower.
				XX/XX/XXXX	XX/XX/XXXX
762300192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300529	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  There was no contact prior to 06/20/2018. On 06/20/18 borrower called for total amount due and promised to pay $1900 today and the balance tomorrow. On 01/03/19 borrower accepted loss mit package and will read over it and call back with any questions. On 01/28/19 borrower attempted to pay $800 and was advised would need to pay $2394.82 and could not accept partial payment.  On 02/28/19 borrower stated will complete loss mit package and and send in via fax.  On 03/04/19 borrower was advised streamline modification received and borrower made 1st trial payment by phone.  On 03/28/19 borrower scheduled 2nd trial payment by phone. On 04/26/19 borrower was advised will still receive statements until account brought current through permanent modification. On 05/02/19 borrower scheduled 3rd trial payment by phone and was advised modification documents will be sent out in a few weeks and need to be signed and returned. On 05/31/19 borrower called about making payment and receiving envelope to send payment, advised due 06/01 and mailing address was provided to borrower.  On 05/31/19 borrower called to see who to make the check out to for payment.  No further contact.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301903	3	[3] Ability to Repay - Poor - Intervention Required [3] Foreclosure - Hold - Loss Mitigation [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  No contact prior to 5/7/2019. Contact from 5/7/2019 to 5/30/2019 the borrower was gathering documents for a modification review. The foreclosure was placed on hold on 5/31/2019 for active loss mitigation. The loan is in Foreclosure.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300103	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  On 6/11/18 the borrower called to discuss statements and stated they will call back to schedule a payment.  On 6/28/18 the borrower called to make a payment.  On 7/26/18 the borrower discussed account with the servicer and made a payment.  On 8/23/18 the borrower called to make a payment.  They did the same on 9/20/18. and 10/18/18.  The borrower asked for an extension on 10/18/18 due to having car repairs.  The servicer approved a two month extension modification.  On 10/30/18 the borrower was advised they need to send back signed mod docs.  On 11/13/18 the borrower stated they received a payoff statement and wanted to know why.  Servicer advised it was ordered during the modification process.  On 11/29/18 the servicer made a collection call and the borrower will make a payment soon. 1/25/2019 borrower called in to inquiry about an insurance letter they received, advised coverage had lapsed, verified no lapse
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Extension modification completed on 11/13/18.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300530	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  On 7/31/18 the borrower stated they just started a new job and had to fix spouse car.  They will make a payment on Aug 17th or 20th.  On 12/14/18 the borrower set up payments for 12/19/18 and 12/20/18.  On 12/21/18 the borrower called to make payments to bring account current.  On 1/18/19 the borrower called to make a payment.  On 1/25/19 the borrower called and said they were waiting on modification paperwork and the servicer will send new package to them.  On 1/31/19 the borrower spoke to the servicer about getting payment reduced. They have not received loss mitigation paperwork yet and do not want to incur late fees.  The servicer advised they have had modification in last 24 months so it may not be possible.  They may want to consider selling property.  On 2/15/19 the borrower was advised of how the grace period works.  On 3/14/19 the borrower called to try and change payment due date and was advised that due date can not be moved.  On 3/20/19 the borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified in the last 24 months but the date is unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300532	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  On 06/22/2018 the borrower called and was advised that last payment sent was $30.42 short. The borrower scheduled a draft for the overdue amount. On 07/18/2018 the borrower called to state a payment would be made the next week. On 07/24/2018 the borrower provided reason for default due to pay schedule and made a payment. On 10/08/2018 the borrower made a payment and stated reason for default was due to pay schedule. On 11/07/2018 the borrower called to confirm the tax payment was made. On 12/04/18 the servicer called and the borrower advised the payment had been made. On 02/05/2019 the borrower called and stated a payment would be made the next day and verified owner occupancy. No other contacts were noted for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300533	3	[3] Performing Loan But Strong Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  A modification was completed in the system on 06/05/2018.  Attempts were made to reach the borrower between 07/05/2018 and 08/20/2018, when the borrower scheduled a payment and asked if payments could be set up to be bi-weekly.  The reason for default was that the missed payment was an oversight.  Numerous attempts were made to reach the borrower until 11/06/2018, when the borrower set up some of the missed payments.  Again, the reason was that the borrower forgot to pay.  On 01/15/2019, the borrower said missed and late payments were an oversight and set payments up.  On 04/04/2019, the borrower set up payments again and said he would complete the automated clearing house paperwork soon.  The loan is current at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300527	3
[3] Ability to Repay - Poor - Intervention Required

[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[3] Foreclosure - Hold - Bankruptcy Filing

[2] Current Status - Bankruptcy

[2] Delinquency Prognosis - Temporary

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  6/2/2017 authorized third party called wanted to know if documents have been received borrower aware of foreclosure sale XX/XX/XXXX. 6/5/2017+6/6/2017 authorized third party called for modification advised we received all documents advised of foreclosure hold. 6/8/2017 call transferred to collections. 6/12/2017 call transferred to collections. 7/25/2017 loan approved for trial payments advised of 1st payment date borrower stated reason for default is curtailment of income. 8/1/2017 transferred call borrower confused got a letter in mail with different payment amount than discussed. 8/16/2017 borrower made a payment of $3,906.84. 8/28/2017 borrower called out to advise 2nd trial payment did not go thru borrower stated said was at work but can call later to resolve. 8/28/2018 borrower called and made payment of $3,906.84. 8/29/2017 borrower called in regards to third trial payment due on 9/7/2017 call transferred to collections. 9/13/2017 went over modification advised of trial and final modification information borrower stated the payment is not affordable advised of short sale and deed in lieu options. 9/14/2017 borrower made a payment of $3,906.84. 10/13/2017 checked to see if borrower sent final modification documents back borrower stated they cannot afford the payment. 10/19/2017 authorized party stated borrower does not qualify for reinstatement advised of possible modification, short sale or deed in lieu. 11/22/2017 borrower stated they will reapply for a modification. 1/30/2018 authorized third party called kept going on about predatory lending says borrower already filed complaint with the state advised to follow up with them as I cant. Borrower also discussed denial dispute advised we have already responded. 4/27/2018 authorized third party called said she is handling loan said she need loss mitigation information to send in package. 5/1/2018 authorized third party called about loss mitigation package guided them to web site. 6/18/2018 authorized third party called went over missing documents. 2/25/2019 loss mitigation discussed. 3/1/2019 loss mitigation discussed. 3/26/2019 advised of loss mitigation missing items. 5/2/2019 loss mitigation discussed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300537	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  On 06/04/2018, The borrower called in to obtain clarification on the modification details. On 06/14/2018, the authorized third party called in to gain clarification on modification and payment plan details. On 06/27/2018, the authorized third party called in to advise of money order payment which was sent in. On 10/29/2018, the borrower called in to discuss their credit reporting. Servicer advised the credit reporting would not reflect as current until the Final Modification Agreement was signed and returned to the servicer. On 01/02/19, the borrower called in regarding the increase in the monthly payment. Agent advised of the escrow shortage. Borrower will send in shortage amount in full. On 03/19/2019,The borrower called to discuss their insurance disbursement letter. Agent explained Lender Placed Insurance and advised borrower to seek their own Home Owner's Insurance policy. There was no further contact with the borrower through the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301908	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The only contact with the borrower during the review period occurred on 06/11/2018. The borrower called in to the servicer to inquire about property inspections. Agent advised that they are unable to determine when next inspection would be. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301909	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  The only contact with the borrower was on 06/08/2018 when the borrower called in returning a phone call. The borrower was advised to disregard as the loan was current. There was no contact with the borrower from 06/09/2018 to current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300008	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Prior to 06/08/2018 there was no contact with the borrower. On 06/08/2018 borrower called to made payment, requested escrow cancellation, On 10/19/2018 borrower called to make payment, On 12/05/2018 borrower called to make payment, On 02/15/2019 borrower called to make payment $2001.64 on 05/14/2019 borrower made payment $2,208.41. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301486	1	[1] Current Status - Performing EXCEPTION INFO: Confirm [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  There was no contact with borrower from 06/01/2018 - 06/25/2018. On 06/25/2018, the Borrower called to schedule payment, stating they were out of town and forgot. Comment dated 12/15/2018 borrower requested funds in suspense to be applied towards the principal balance. Borrower scheduled payments on 07/28/2018, 08/27/2018, 09/29/2018, 11/28/2018, 12/15/2018, 04/03/2019, 04/15/2019 and 05/14/2019. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300009	1	[1] Current Status - Performing EXCEPTION INFO: The loan is performing. [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  From 06/01/2018 to 06/18/2018 contact attempts to reach the customer was unsuccessful. On 06/19/2018 the servicer contacted the customer to follow up on intentions who stated that they are still undecided on what they were going to do. From 06/20/2018 to 07/08/2018 no contact attempts were made to reach the customer. On 07/09/2018 thru 07/10/2018 contact was made with the customer as they called in to reinstate the loan. The customer also advised that she is no longer selling the property. Customer also advised that someone from the foreclosure department called and told them to send money to bring loan current via third party payment method. The servicer advised that it sounds like a scam and the Foreclosure department does not call customers nor does another servicer is partnered with third party payment method. Furthermore, customer went on to say her intent is to reinstate account and bring the loan current. The servicer advised that the reinstatement quote was ordered yesterday and not ready as of today and will notify her once it's generated. From 07/11/2018 to 05/28/2019 no further contact with the customer as no contact attempts were made to reach the customer as the loan became reinstated on 07/30/2018 and the Foreclosure was shut down. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: From 06/01/2018 to 06/18/2018 contact attempts to reach the customer was unsuccessful. On 06/19/2018 the servicer contacted the customer to follow up on intentions who stated that they are still undecided on what they were going to do. From 06/20/2018 to 07/08/2018 no contact attempts were made to reach the customer. On 07/09/2018 thru 07/10/2018 contact was made with the customer as they called in to reinstate the loan. The customer also advised that she is no longer selling the property. Customer also advised that someone from the foreclosure department called and told them to send money to bring loan current via third party payment method. The servicer advised that it sounds like a scam and the Foreclosure department does not call customers nor does another servicer is partnered with third party payment method. Furthermore, customer went on to say her intent is to reinstate account and bring the loan current. The servicer advised that the reinstatement quote was ordered yesterday and not ready as of today and will notify her once it's generated. From 07/11/2018 to 05/28/2019 thru 05/31/2019 no further contact with the customer as no contact attempts were made to reach the customer as the loan became reinstated on 07/30/2018 and the Foreclosure was shut down. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300010	1	[1] Current Status - Performing EXCEPTION INFO: per comments [1] Performing Loan and Weak Possibility of Going Delinquent EXCEPTION INFO: per comments
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  06/01/2018 - 06/04/2018 There is no evidence of contact with the borrower during this time. 06/05/2018 - Borrower made his June payment and will start paying on the late fees in July. He states the reason for default is due to tax issues. 07/30/2018 The borrower called in to make a payment in the amount of $1200.00. 09/24/2018 Borrower states the reason for default is due to his wife being ill. He scheduled 2 payments. He states that he will make the late fees later. 12/31/2018 - Borrower called in to make payments as far out as possible. 2 payments will be used to catch up the loan and the rest will be used to pay the loan ahead. 04/01/2019  - 05/24/2019 - Borrower requested payment history for 01/2017 through 05/01/2019. He states that he will be out of the country and wanted to schedule his payments before he leaves. 05/25/2019 - 05/31/2019 There is no evidence of contact with the borrower during this period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300033	1	[1] Current Status - Performing EXCEPTION INFO: per comments [1] Performing Loan and Weak Possibility of Going Delinquent EXCEPTION INFO: per comments
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  06/01/2018 - 06/14/2018 There is no evidence of borrower contact during this period. 06/15/2018 - Borrower states the reason for default is due to car problems. She made a payment in the amount of $2710. She agreed to a 2 month repayment plan. 07/31/2018 Borrower states that she has been out of work for 2 weeks and this is the reason for default. She made a partial payment. She was advised to her payment will be sent to suspense. She is on a repayment plan to get caught up with her payments and she will be able to make a full payment on the 15th. 08/31/2018 - Borrower states that she will use her paychecks to bring the loan current. She made a payment in the amount of $2397.04. 09/28/2018 - 10/31/2018 - Borrower made a payment in the amount of $3130.56. Borrower states the reason for default is due to passing of her mother in law. 11/01/2018 - 05/31/2019 There is no evidence of contact with the borrower during this period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300016	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  There was no contact with the borrower prior to 06/13/2018. On 06/13/2018 the borrower was contacted to secure payment. A payment was processed over the phone and the borrower stated the delinquency was due to he tenant paying late. The borrower was contacted on 07/10/2018 and they made a payment over the phone. The borrower called in on 08/16/2018 and scheduled a payment for 08/30/2018 and was advised on the late fees. The borrower inquired on tax disbursement and was advised. On 09/18/2018 the borrower called in and scheduled a payment for 09/28/2018. The borrower stated illness of a family member. The borrower called in on 10/08/2018 and scheduled a payment for 10/30/2018. On 11/10/2018 the borrower was contacted to secure payment and they scheduled a payment for 11/29/2018. The borrower stated their renter was having problems and wont be able to pay until the end of the month. The borrower was contacted on 12/10/2018 and a payment was scheduled for 12/28/2018. On 1/11/2019 the borrower was contacted and a payment scheduled for 1/30/2019. On 02/14/2019 the borrower was contacted and a payment scheduled for 02/27/2019. The borrower called in on 03/14/2019 and scheduled a payment for 03/29/2019, the borrower stated financial difficulties. On 04/15/2019 the borrower called in and inquired on the amount of insurance paid last year and was advised. On 05/13/2019 the borrower was contacted to secure payment. The borrower scheduled a payment for 05/30/2019. The borrower stated they would be out of work for a while due to surgery. No further contact was made with the borrower during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301487	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower was advised of total amount due on 6/1/2018 and made a promise to pay.  The borrower called to make a payment on 6/15/2018, 7/13/2018, 8/15/2018, 10/2/2018, 11/15/2018, 12/14/2018, and 1/16/2019.  The borrower called for assistance accessing online account.  The borrower called to make a payment on 4/4/2019. No further contact was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300238	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  From 06/01/2018 through 10/01/2018 no contact with borrower. On 10/02/2018 confirmed with borrower that the loss mitigation package was received. On 10/09/2018 verified that final modification documents have been returned. From 10/10/2018 through 12/05/2018 no contact made with borrower. On 12/06/2018 borrower advised that pay is the 3rd Wednesday of the month and will be making the payment then.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300458	2	[2] Evidence loan has been modified.: Mod Effective Date: XX/XX/XXXX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  No contact with the borrower until 2/26/2019.  On 2/26/2019 the borrower was contacted and advised that they forgot to make their payment and would call back to make it because they weren't home and would pay online today.  No further contact and the loan is performing and current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300459	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  There were no attempts made to contact the borrower from 6/1/18 through 12/11/18.  Attempts to contact the borrower were made from 12/15/18 through 1/2/19 and were unsuccessful.  on 1/3/19 the borrower called in and made payment.  Borrower stated was out of the country and forgot to pay.  Financials were updated and repayment plan was added.  1/15/19  Repayment plan broken.  Attempts to contact were made from 1/16/19 through 5/9/19 and were unsuccessful.  No further contact made with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300461	2	[2] Evidence loan has been modified.: Mod Effective Date: XX/XX/XXXX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  From 06/01/2018 through 06/20/2018 no contact with borrower. On 06/21/2018 borrower inquiry about escrow refund check back 06/05/2017, advised to send in a written request and also request to received billing statements. From 06/06/2018 through 09/13/2018 no borrower contact. On 09/14/2018 one time draft for the 19th of September. Explained the grace period and how it works. From 09/15/2018 through 02/14/2019 no borrower contact via phone. On 02/15/2019 borrower wanted to confirm grace period days. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300462	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  On 06/01/2019 the borrower called to discuss loss draft claim. On 06/27/2018 called the borrower advised check has not been mailed we are pending updated estimate voicemail has been left with insurance adjuster. The borrower called advised funds cant be released until updated insurance estimate. On 02/04/2019 The borrower called advised unable to pay online processed payment and waived fee. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300463	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in. There is no evidence of  any account issues. The loan has had no delinquency during the review period and remains in a performing status. The borrower has shown a strong willingness and ability to pay throughout.
				XX/XX/XXXX	XX/XX/XXXX
762301751	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Loss Mit underwriting in process at inception of Review Period 6/1/18.  Lender makes 2 attempts to call.  8/31/18 Borrower calls, reviewed mod process, has payment set for tomorrow said should be able to finish mod while account is with XXX, whatever isn't done will get completed by new servicer.  Recapped and thanked.   9/6/18 Borrower calls to check status of mod, advised last trial payments due this month.  He said should go out this month. 9/10/18 Borrower calls, advised final trial payment received 9/1/18, advised the underwriting process takes about 30 days but with transfer to another servicer may take additional time. Noted that trial completed at prior servicer and to generate final modification agreement 9/19/18. 9/21/18 Borrower called [new servicer] provided total amount due. 9/24/18 Borrower called 'Disaster Call'.  Borrower stated he was on a 6 month forbearance ; advised Borrower final modification agreement will be mailed out next week and that he will have to sign and agree to it.  Advised an appraisal would be done, that it would be $118.50 not $400. 10/2/18 Borrower called to check on mod status advised final modification agreement has not been sent yet, advised call he received was about general status.  10/5/18 Borrower following up on mod; advised still waiting on all docs/funds from prior servicer to generate final modification agreement.  11/2/18 Borrower called, advised 90 days for docs; we have documents.  12/6/18 Borrower called, welcome XXX call and congratulated on his modification, said he would call tomorrow to make pay by phone and date it to the 15th. 12/7/18 Borrower calls schedules payment for the 15th.  Borrower has contacted additional agencies for assistance. 12/17/18 Borrower called in reference to payment posted 12/15, no late fee.  1/22/19 Borrower calls, drafts payment.  Reason for default is noted as incarceration and then changed to excessive obligations.  1/29/19 Borrower wanted to know if payment was set up for 1/31/19, advised it was, said that was all he needed to know.  2/19/19 Borrower called to schedule payment for 2/28/19. 3/7/19 Borrower called advised 90 days for all docs will make payment on the 14th.  3/15/19 Borrower called to set up march payment for 3/30/19.  4/9/19 Borrower called to schedule payment for the 30th.  4/24/19 Outbound, Borrower advised hardship temporary, medical bills, confirmed 4/30 payment; he wanted to hold of on paying insurance in case he decides to change ins companies. 4/24/19 noted Borrower eligible for modification but not interested, disaster not eligible based on investor guidelines. 5/1/19 Incoming call, Borrower schedules payment 5/15.  6/6/19 Borrower calls to schedule payment. No further contact through end of Review Period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4.625%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301753	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  No borrower contact noted from 06/01/2018 through 07/19/2018 in spite of almost daily calls. On 07/20/2018 the borrower called and was informed of the foreclosure status. The borrower’s intent is to retain the property. No further contact until 08/15/2018 when modification was discussed. A pre-approved modification was mailed to the borrower on 10/17/2018. There was no specific borrower contact until 12/28/2018. The borrower called to inform that they would be accepting the modification and wanted to review the offer. The modification was completed on XX/XX/XXXX and the foreclosure was cancelled. On 01/25/2019 the final modification was reviewed with the borrower. On 03/02/2019 the borrower called to check on the required payment to be made on 03/04/2019. On 03/04/2019 the borrower called and made the payment. There is no further specific contact through 05/31/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301717	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  From 06/01/2018 to 07/09/18 there was no contact with the borrower.  On 7/9/18, the borrower called and provided financial information for the modification because the file was due to close without the documents. On 7/30/18 the authorized third party called and was advised the foreclosure sale date was XX/XX/XXXX. On 8/9/18 the comments indicated that a Chapter XX bankruptcy was filed on the account. There has been no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300024	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  There were no contact with borrower from 6-1-18 thru 10-2-18. On 10-3-18, borrower called in to dispute past credit reporting. Agent advised borrower that loan is reporting current. There were no contact with borrower from 10-4-18 thru 6-8-19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301910	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2019.  From 06/01/2018 - 09/16/2018 there was no contact with the Borrower. On 09/17/2018 Borrower called for possible workout options. On 09/28/2018 Borrower called for Modification status. Borrower was advised in review no more documents needed. On 10/05/2018 Borrower was advised of Modification approval. On 10/11/2018 Borrower called for fax number. On 10/22/2018 Borrower called to confirm if final agreement was received. Borrower was advised mod letter was received. On 10/24/2018 and 11/26/2018 Borrower called to make a payment. On 12/27/2018 Borrower called to make third trial payment. On 12/31/2018 Borrower called to confirm if signed Modification documents were received. Borrower was advised was not received yet. On 01/07/2019 Borrower was advised agreement received and next payment due date.On 01/24/2019 Borrower called to make a payment. On 02/24/2019 and 03/24/2019 Borrower called to make a payment. On 04/25/2019 and 05/27/2019 Borrower called to make a payment. There were no further contact with the Borrower. The loan is currently Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  XX/XX/XXXX Commentary states Bankruptcy dismissed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301911	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  On 6/13/18 the borrower called to advise that he was unemployed.The loan was in active foreclosure and took financials for loss mitigation review.Then on 10/1/18 the borrower contacted the servicer to make a payment on the trial plan.Then on 10/29/18 the borrower called in the make the final trial payment.There was no contact after 10/1/18.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301725	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2019.  The first contact with borrower occurred on 6/7/18.  Borrower called to see what options were available to reinstate the loan. Reason for default is a divorce.  On 6/20/18 borrower called and gave permission to call on cell phone.  He asked for options and was told to return the modification application as soon as possible.  On 6/29/18 borrower called and asked for help with the application.  He asked for reinstatement figures and agent said he could have it by Monday.  On 7/3/18 the agent gave borrower the total amount due to reinstatement and the foreclosure sale date.  On 7/6/18 the borrower asked for a reinstatement letter and agent said it would take 24 hours.  Borrower promised to send in a wire for full amount by 7/9/18.  On 7/12/18 borrower called to confirm receipt of his bank wire in the amount of $12,203.53.  On 7/13/18 borrower called again to confirm receipt and agent noted it had been received.  On 8/6/18 borrower called with questions for a refinance.  Agent shows he is not eligible for refinance and noted he is current as of that date.  On 8/28/18, 9/27/18, 10/29/18, and 11/38/18 the borrower called and made XXX payments.  There was no contact with borrower from 11/29/18 through 1/2/19.  On 1/3/19 the borrower resumed calling in XXX payments and made again on 2/8/19, 3/12/19, 4/11/19, and 5/13/19.  On 6/11/19 the borrower called to make another XXX payment and asked about credit reporting and grace period.  There was no other contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301848	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019.  There was no contact with the borrower from 06/01/2018 through 02/19/2019. On 02/20/2019 The borrower called in regarding change. The borrower was advised that a cancellation was received from former homeowners insurance company.The homeowner stated has new homeowners insurance company now. The borrower was further advised to fax new evidence of insurability, On 03/04/2019 The borrower called very concerned about taxes paid by us. The borrower advised that will not be able to make a payment due to fixed income. The representative suggested to open an escrow account and request for escrow to spread from 12 months to 60 months. The representative advised will request for escrow account to be opened but needs to call back to request for escrow spread to reduce payment, On 05/21/2019 The borrower was advised of documents for B1 social security/disability income, The borrower stated that the May payment was already mailed out. The borrower was further advised due for 04/23/2019. The borrower further stated when the Bankruptcy was discharged, was behind and 1st payment was due 11/23 which was paid on 12/31, Advised will send out life of loan history and that some funds are in holding. Options discussed, On 05/30/2019 The borrower questioned information for loss mitigation application, On 06/06/2019 The borrower called in to discuss what is needed to have the loan reviewed. The borrower was advised that a completed loss mitigation application is needed. The borrower stated will send it soon, On 06/10/2019 The borrower was asking about missing documents. There was also no contact with the borrower from 06/11/2019 to current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy was discharged on XX/XX/XXXX and closed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Per collection comments on XX/XX/XXXX, there is an indication of delinquent taxes in the amount of $X.XX which was disbursed to bring current. Loan was non escrow converted and paid. Funds from escrow.
				XX/XX/XXXX	XX/XX/XXXX
762301877	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  From June 2018 to August 2018, there was no contact made between the servicer and the borrower. On 09/27/2018, the servicer processed payment over the phone and waived fee. The borrower has contacted additional agencies for assistance and will set up automatic draft. On 10/12/2018 and 10/26/2018, the borrower stated that automatic draft payments has been set up. Payment is scheduled for 11/25/2018. The servicer advised that the next payment due is 10/27/2018 and will have to make the payment manually. The borrower to make a payment online. The reason for the delinquency was due to excessive obligations. From November 2018 to January 2019 there was no contact made between the servicer and the borrower. On 02/18/2019, the servicer discussed taxes, escrow, grace period and automatic draft payments. The servicer also advised of the mobile app online. On 03/22/2019, the servicer discussed taxes and insurance related issues with the borrower. The reason for the delinquency was due to curtailment of income. On 04/12/2019, the servicer reset the borrower's password. On 05/01/2019, the borrower stated is going through a divorce and needs a copy of the mortgage statement. The servicer went over options to remove the spouse as a reference. The service stated that the co-borrower is part owner need to get a quit claim deed to remove the spouse. The servicer advised the borrower to seek legal counsel. The agent put in the request for the billing statement and payoff to be sent to the customer. Currently, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301727	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2019.  All communication between servicer and borrower from 6/1/18 through 11/15/18 was by written letter.  The first direct contact with the borrower occurred on 11/16/18 when borrower called in to accept the modification.  Agent advised to send in the signed agreement with the 11/1/18 payment.  Borrower states will overnight to Servicer and discussed the terms with the agent.  On 11/27/18 the borrower called to confirm the servicer had received the agreement and agent confirmed they had.  On 12/11/18 the borrower called to find out why the loan is still showing as past due.  Agent stated it is because the modification is not final yet and funds are in suspense.  Borrower understood and promised to make a payment next day.  On 12/12/18 the borrower called in to make a phone payment.  On 12/17/18 agent went over terms of the modification with borrower and verified all data.  On 1/11/19 the borrower called in to make a payment, and again on 2/6/19.  On 3/1/19 borrower called for a copy of their 1098 statement.  On 3/12/19 borrower made a phone payment.  There was no contact between 3/13/19 and 5/5/19.  On 5/6/19 and 6/11/19 the borrower called to make phone payments.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301728	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  No borrower contact prior to 8/2/18. On 8/2/18 borrower is waiting on accountant to return P&L and lease agreement documents for the modification review. No additional contact documented.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Mod completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments from 6/4/18 indicate CEASE & DESIST ALERT ADDED.
				XX/XX/XXXX	XX/XX/XXXX
762301884	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  On 6/13/18, the borrower made a payment. On 6/27/18, the representative advised the borrower loan not in active bankruptcy. The borrower stated received the billing statement and calls every month to make payments and wanted to know why showing due for a big amount on the billing statement. The representative transferred to Bankruptcy department. On 7/13/18, the borrower called to make a payment. The representative processed the payment after no answer in the Bankruptcy department. On 7/31/18, the borrower made a payment. On 8/31/18, the borrower made a payment. On 9/28/18, the borrower made a payment. On 10/23/18, the borrower made a payment. On 11/28/18, the borrower made a payment. The representative advised will submit to update post pet history and follow up in 5 days. On 1/24/19, the borrower made a payment. On 2/20/19, the borrower gave authorization to speak with unauthorized third party, made a payment and requested last 3 months of past history sent via email. The borrower called to get password reset. The representative sent email link. On 3/28/19, the borrower inquired about the calls and the representative advised the borrower of April payment. The borrower stated unauthorized third party usually calls to make a payment. The representative advised of automated clearing house option to stop calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301890	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the customer throughout the review period as the customer was working with an attorney through mediation to obtain a modification. There had been two attempts to contact the customer directly. There have been no phone conversations noted in the commentary due to the mediation. The loan was over 90 days delinquent until it received a modification in XX/XXXX. The loan has been current from April 2019 and currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301913	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 06/01/2018 - 05/31/2019 There is no evidence of contact with the borrower during the review period. The loan is peforming.
				XX/XX/XXXX	XX/XX/XXXX
762300644	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer made weekly contact attempts but was unable to reach the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300752	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  From 08/01/2017 thru 08/24/2017 contact attempts to reach the customer were unsuccessful. On 08/25/2017 authorized contact stated will pay via phone on 08/26/2017 in the amount $1,666.71. From 08/26/2017 thru 10/03/2017 the customer was calling in to make payment arrangements. On 10/04/2017 thru 10/06/2017 the customer was not aware that the loan was behind as wife was taking care of payments and did not want to discuss assistance options. On 10/07/2017 thru 10/11/2017 the customer is interested in loss mitigation options as the customer qualifies for a 6-month repayment plan to start on 11/15/2017 that ends on 04/15/2018 with monthly payments. The customer could not commit to making payments due to unexpected housing expenses, and the hardship started on 07/31/2017 and could end on 09/30/2017.  From 10/12/2017 thru 05/17/2018 the customer is making payment arrangements on the account as the customer has been experiencing illness and has excessive obligations that’s contributing to delinquency. On 05/18/2018 thru 06/01/2018 numerous calls have been made to the customer that were unsuccessful. From 06/02/2018 thru 07/05/2018 the customer has been calling in and making payment arrangements. From 07/06/2018 thru 07/22/2018 contact attempts to reach the customer were unsuccessful. On 07/23/2018 thru 01/11/2019 the customer called in stating they had death in the family and made a payment arrangement. On 01/12/2019 thru 02/21/2019 the customer stated that he is concerned about the loan being in default status. The customer set up payment arrangement. On 02/22/2019 the customer stated that hurt elbow on 11/01/2018 and that she is back working as trying to recover from the gap in pay. From 02/23/2019 from 04/16/2019 the customer has been calling in to make payment arrangements. From 04/17/2019 thru 05/07/2019 to 05/09/2019 contact attempts to reach the customer were unsuccessful. On 05/10/2019 the customer has accepted repayment plan and the letter will be sent out. From 05/11/2019 thru 07/28/2019 the customer has been calling in to make payment arrangements. On 07/29/2019 the customer called in to make payment but advised that they are unable to satisfy the plan currently on the loan. The servicer advised of the consequences of a broken plan. No further contact was mad from 07/30/2019 thru 08/01/2019.  The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300759	1	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  On 8/23/2017 the borrower called in and made a promise to pay and stated that they were dealing with excessive obligations.  On 9/5/2017 the borrower called in and stated they had roof damage and needed their insurance check issued.  They also made a promise to pay.  On 9/14/2017 the borrower called in to check on the status of the claim check and advised that the work has been completed.  They were advised of the paperwork that they'd need to send in.  On 10/07/2019 the borrower called in and stated that they had recent medical issues but made a promise to pay.  On 10/26/2017 the borrower called in to discuss the needed insurance information. On 10/30/2017 the borrower called in and was advised everything was needed and the funds would be disbursed.  On 12/29/2017 the borrower called in and made a promise to pay and stated that they were dealing with a curtailment of income.  On 1/11/2018 the borrower called in and made a payment and stated that they lost their job.  On 2/12/2018 the borrower called in and made a promise to pay.  They stated they lost their job and were looking for another one. From 3/13/2018-1/22/2019 the borrower called in and made promises to pay and discussed loss mitigation options on the account.  On 1/22/2019 the borrower applied for a loan modification.  On 1/25/2019 the borrower called in and was advised of the additional loan modification documents that they'd need to send in for review.  On 1/29/2019 the borrower was advised of the documents they needed to send in and made a payment. From 2/01/2019-2/14/2019 the borrower called in regarding a loan status and was advised that they were not approved for the modification due to inability to pay. The borrower advised that they would not be selling the home and and was given the number for state assistance.  From 2/19/2019 to 7/26/2019 the borrower called in and made payments on the loan and discussed repayment plans with the servicer.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300750	3	[3] Delinquency Prognosis - Permanent [2] Current Status - Delinquent [2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  No contact or attempt to contact borrower from 08/01/2017-08/09/2017, from 03/18/2018-05/07/2018, from 05/15/2019 to 06/28/2019. Borrower called to schedule payment on 08/09/2017 for 08/31/2017, on 09/19/2017 for 09/29/2017, on 10/11/2017 for 10/31/2017, on 12/13/2017 for 12/31/2017, on 01/18/2018 for 01/31/2018, on 02/15/2018 for 02/28/2018, on 03/14/2018 for 03/31/2018, on 04/12/2018 for 04/30/2018, on 05/14/2018 for 05/31/2018, on 06/04/2018 for 06/29/2018, on 07/10/2018 for 07/31/2018, on 08/08/2018 for 08/31/2018, on 09/11/2018 for 09/29/2018, on 10/12/2018 for 10/31/2018, on 11/17/2018 for 11/30/2018, on 12/10/2018 for 12/31/2018, on 01/10/2019 for 01/31/2019, on 02/19/2012 for 02/28/2019, on 03/18/2018 for 03/29/2019, on 05/15/2019 for 05/31/2019. Comment dated 08/09/2017 borrower stated they were not interested in loss mitigation and the RFD was excessive obligations. Borrower called on 08/24/2017 to scheduled payment for the 31st and associate informed already set. Contact with borrower on 10/11/2017 borrower called for loan modification review and stated they would call back to see about making 2 payments on the account. Comment dated 11/10/2017 borrower called to accept the payment plan offered by collections with a payment scheduled for 11/30/2017 and the plan to begin on 12/01/2017; details of the plan was not evident. On 12/13/2017 borrowers call was transferred to Home Preservation who went over the information with borrower and borrower stated their pay did not change. Borrower stated they have been helping their parents as one recently passed away and stated they would make 2 payments next months and the following month. On 02/15/2018 borrower only scheduled 1 month payment and stated they are waiting on their tax return. Comment dated 03/14/2018 borrower stated they were paying hospital bills in the XXX and they will call back to speak with Home Preservation tomorrow. Borrower spoke with the re-entry team on 05/14/2018 regarding retention review and stated no change in their circumstance and associate informed borrower to call back with updated information if change has occurred and informed borrower of reinstatement and liquidations options. Comment dated 06/04/2018 borrower called to assistance options. Associate advised they would need to conduct a welcome call and borrower stated they would call back. Borrower stated they are still waiting on their tax return on 07/10/2018. Welcome call with Home Preservation was completed on 08/03/2018. Associate informed borrower they would need to see a change to the income and that changes to the expenses would not be a valid change and they would not be able to offer a new modification review. Borrower spoke with the re-entry team on 08/15/2018 with the concern they were not offered assistance and associate went over why they could not offer assistance. Borrower called on 08/28/2018 to make a change to the scheduled payment amount from $1,528.47 to $3,056.94. Borrower requested to speak with Home Preservation on 03/18//2019 and associate informed borrower department is closed for the day. Comment dated 05/06/2018 borrower stated they are retired and helping family and wanted to speak with Home Preservation to request a repayment option. Comment dated XX/XX/XXXX borrower agreed to a 6 month repayment plan with payment amount of $2,051.84 to begin on XX/XX/XXXX. Borrower scheduled payment for 07/11/2019 and associate informed borrower next due on 08/15/2019. Loan is delinquent and under a repayment plan.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300754	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  From 08/01/2017 to 06/22/2018 no contact. On 06/23/2018 the borrower made a one time draft payment for 06/23/2018 and stated that they will try to make another payment in a week. From 06/24/2018 to 09/20/2018 no contact. On 09/21/2018 the borrower made a one time draft payment for 09/21/2018. On 11/28/2018 the borrower made a one time draft payment for 11/28/2018. On 01/08/2019 the borrower made a one time draft payment for 01/08/2019. On 01/28/2019 the borrower made a one time draft payment. On 03/08/2019 the borrower made a one time draft payment for 03/08/2019. On 03/22/2019 the borrower made a one time draft payment for 03/22/2019. On 05/24/2019 the borrower made a one time draft payment for 05/24/2019 and the borrower was provided with other assistance options to bring their loan up to date. On 07/08/2019 the borrower made a one time draft payment for 07/08/2019.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301866	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  On 7/20/18 the borrower called to make a payment. Went over next steps for modification. On 8/21/18 the borrower called to make third trial payment. On 10/12/18 the borrower called for general account information. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301872	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  From 07/01/2018 thru 04/22/2019 there were contact attempts made to borrower.  On 04/23/2019 - Borrower called to make a payment in the amount of $658.59 thru regular mail.  This is a performing loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301936	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  On 11/8/2018, borrower called and gave permission to update mailing address to 3rd party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301895	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  from 07/01/2018 thru 08/15/2018 - there were no attempts made to contact borrower.  On 08/16/2018 - Authorized 3rd party called - interested in a modification - updated financials and opened a modification referral.  From 08/17/2018 thru 08/30/2018 - there was 1 attempts made to contact borrower.  On 08/31/2018 - Borrower called for modification status - advised pending.  On 10/11/2018 - borrower called to make a payment - no access to website - advised payment not due until November.  On 11/19/2018 - Borrower called regarding receipt of recent payment - advised borrower no payment received.  On 11/20/2018 - Borrower declined to complete welcome call.  On 11/30/2018 - Borrower called with questions about re petition payments - transferred call to BK department.  On 12/11/2018 - Borrower called regarding payments on statement - advised loan is due for 12/15/2018 payment.  On 12/26/2019 - Borrower called for modification payments.  On 01/17/2019 - Borrower called to speak to specialist in BK department regarding history of payments.  On 01/22/2019 - Borrower called to check payment status.  On 01/23/2019 - borrower called to speak to Bk department about her research to correct pay history on account - advised borrower next statement will show corrections.  On 02/26/2019 - Borrower called and gave consent to use cell phone number.  from 02/27/2019 thru 06/30/2019 - there were no attempts made to contact borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster declared on XX/XX/XXXX for XXX starting XX/XX/XXXX. There was no mention of damage.
				XX/XX/XXXX	XX/XX/XXXX
762300129	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident in review period. No contact attempts made during review period.
				XX/XX/XXXX	XX/XX/XXXX
762300684	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Talked to borrower about payment posting late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300694	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  On 8/23/2018 spoke to the borrower and asked about account status. Advised of status and referred borrower to website for online updates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 03/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  Borrower called regarding account status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300702	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower promised to pay $891.44 by 05/14/2019 via web. Borrower also stated reason for default was issues arose. Stated hardship is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a declared disaster ,noted on XX/XX/XXXX. The comments on XX/XX/XXXX referenced previous property damage, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower called in to schedule the next two payment in the amount of $1,061.56 each set to draft on 04/30/2019 and 05/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300704	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  Borrower not impacted by disaster. No property damage per note on 09/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a declared disaster area noted on XX/XX/XXXX.  No damage was reported.
				XX/XX/XXXX	XX/XX/XXXX
762300703	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  The borrower called in a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  01/10/2019: borrower confirmed receipt of final mod docs but has not had time to review.  Servicer advised borrower of the signing requirements.  Borrower stated will look over docs and return or will call back with any additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300621	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Borrower called in to make a payment.  Payment scheduled for 4/30/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300570	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  Notes indicate outbound call made and spoke to other party.  Party indicated a payment will be made soon and scheduled a payment of 643.29 for 9/4/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX referenced a prior natural disaster. There was no sign of damages.
				XX/XX/XXXX	XX/XX/XXXX
762300625	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300585	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower promise to pay on 04/30/2019 the amount of $469.02.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/03/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer is disputing February missing payments. The borrower disconnected the call prior to servicer completing the dispute process.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300611	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  4-10-2019 Borr called regarding the year end statement and 1098. Requested it be faxed to H&R Block. This was done.

Borrower inquired about mod and provided information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/13/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a missing payment from November; borrower went supporting documentation and appears issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300662	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  the customer called was provided the total amount due
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Trial plan default dispute resolved
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower stated legal cost caused the account to get behind, they cannot afford a repayment plan, payment instructions have been requested. On 02/15/2019 the borrower discussed foreclosure alternatives with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300622	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  Borrower set up payments for 2/16/19 and 2/25/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: From 04/01/2019 - 04/30/2019 there was no contact with the Borrower. The loan is currently 30 days delinquent.
				XX/XX/XXXX	XX/XX/XXXX
762300605	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments show the borrower filed chapter XX bankruptcy but there is no evidence of the current status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The borrower referenced unexpected car repairs but will bring account current next month; borrower authorized a payment in the amount of $1085.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300559	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower advised that her RFD was due to a reduction of income and wanted to discuss her payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300582	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called in- will make payment next month when gets paid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300554	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  4/29/2019-Notes indicate that borrower's spouse called to verify a check for payment was received. The agent advised it hadn't been received but could possibly cancel the check and make a payment over the phone. Borrower's spouse advised they are cancelling the check and will schedule a Promise to Pay payment for 4/29/2019.

Borrower called to make a payment and for web access
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No details on case in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a disaster on XX/XX/XXXX.  No indication of any damage or hardship.
				XX/XX/XXXX	XX/XX/XXXX
762300565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  Borrower called in to make a payment in the amount of $4248.38 by 07/10/2018 to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300576	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300577	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The authorized 3rd party called in to obtain payment information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: XX/XX/XXXX-No damages were reported from declared disaster XXX which occurred on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300583	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Called customer went over trial mod schedule. Understood and stated will be making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300586	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  Called borrower, stated was at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: No new updates
				XX/XX/XXXX	XX/XX/XXXX
762300593	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300594	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called in to make a payment in the amount of $771.46. Stated RFD was due to excessive obligations caused from repairs done to the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  3rd party from the customers insurance called in due to not receiving payment. The rep advised to fax in a copy of the declaration page and to allow 10 business days  to receive payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300601	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  On 01/11/2019 Borrower called to make a payment. Borrower was advised of available work options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is not available in the information provided.  No details of bankruptcy provided in comment date range.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The authorized third party called in to verify the April payment has processed.  The servicer advised the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300620	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  On 01/30/2019 Borrower called to schedule a payment. Borrower was advised of account status.
Borrower contact on 03/29/2019 about the reinstatement funds have been received and what was the next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  advised borrower wire received for payoff funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300639	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  3rd party whom wasn't authorized advised a payment would be made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The borrower was affected by XXX, which was declared a disaster on XX/XX/XXXX.  No indication of any damage or hardship.
				XX/XX/XXXX	XX/XX/XXXX
762300640	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  he authorized third party, the borrowers spouse, spoke with an agent and stated that they fell behind due to the borrowers work slowing down. The third party stated they will make payment via website on 11/07/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a disaster Area due to XXX, as noted on XX/XX/XXXX. No damages were reported.
				XX/XX/XXXX	XX/XX/XXXX
762300648	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The borrower was requesting a code for the account and stated if anyone called in must use the code candy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/06/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment allocated to escrows when it should've been allocate to a regular payment.  Corrections were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The customer mentioned twice selling the home to a family member.
				XX/XX/XXXX	XX/XX/XXXX
762300649	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300682	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Comments from 3/25/19 indicates borrower called to request year end 1098 statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower advised they were in the hospital and called to cure the delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300723	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 03/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300571	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 03/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Comments from 4/30/19 indicate servicer called borrower to collect payment. Husband had reduction in hours due to weather. Payment already scheduled for 5/2.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300572	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower advised the RFD is due to unemployment but has since found a new job and made a promise to $1,327.07 by 3/25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Borrower called in to received end of year statement. He was notified that he paid $5,520.36 in taxes and $4,877.80 in taxes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300579	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 03/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is in a disaster area due to a XXX as of XX/XX/XXXX (XXX).  There is no damage indicated to the property.
				XX/XX/XXXX	XX/XX/XXXX
762300736	2	[2] Currently Delinquent Mortgage [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower updated mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage that occurred on XX/XX/XXXX.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX.  The claim is classified as express monitored.  The contractor's bid was received on XX/XX/XXXX in the amount of $X.XX. Funds were released to the borrower on XX/XX/XXXX.  The claim is pending final inspection. A 90 day follow up was sent on 2/7/2019.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a declared disaster area due to XXX noted on XX/XX/XXXX.  No disaster damage was reported.
				XX/XX/XXXX	XX/XX/XXXX
762300737	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Talked to customer customer received a call about a late payment there is not a payment posted for  the month of  January will call customer back when bank is open.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Bankruptcy file XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300609	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower thought that the March payment was previously made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300615	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Spoke with borrower and they stated are working on obtaining funds to make payment.  No date able to be given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property was in disaster area XX/XX/XXXX; no evidence of damages.
				XX/XX/XXXX	XX/XX/XXXX
762300616	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  borrower called to make payment 713.21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300619	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called to make payment in the amount of $548.17.  Servicer went over Feb payment, advised needed to secure reinstatement.  If unable to pay in full offered 4 payments @$686.00, borrower declined; confirmed home is renter occupied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: No contact letter sent to borrower on 4/17/19.
				XX/XX/XXXX	XX/XX/XXXX
762300643	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300645	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called about mod docs and was advised of missing documentation and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300646	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Borrower stated was impacted by Natural Disaster and Forbearance Plan  ended 11/2017. Borrower is interested in long term Disaster Loan Modification. Servicer informed Borrower of ineligibility. Servicer discussed Loss Mitigation options with Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was impacted by Natural Disaster XXX dated XX/XX/XXXX. No damages reported.
				XX/XX/XXXX	XX/XX/XXXX
762300651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Borrower inquired via email an explanation of total fees and other charges on latest statement.  Borrower stated that he is unsure how the past due balance grew so large as payments are made every month and not missed one payment in years.  Responded to borrower that fees are late fees in the amount of $887.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300657	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called in and made a promise to pay for the April payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/16/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  No "dispute" evident in comments.  Borrower called in to see about getting a deferral plan in place to catch up on payments, but didn't dispute anything.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a disaster area due to XXX noted on XX/XX/XXXX. No damage reported.
				XX/XX/XXXX	XX/XX/XXXX
762300678	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  The borrower made payment arrangement with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300677	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 03/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  03/28/19 Borrower called to make a payment.  paid 2203.77 on 3-31-19.

Payment and reasons for delinquency discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: XX/XX/XXXX-Borrower reported no disaster impact. The disaster details were not noted.
				XX/XX/XXXX	XX/XX/XXXX
762300680	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  4/29/19 Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.  Active Chapter XX BK
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called in to obtain insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2017.  The servicer spoke to thew borrower and they promised to pay $1,417.95 by 06/01/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300545	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  On 1/29/2018 Borrower called to dispute a credit hit while payment was deferred. Borrower was transferred to loss mitigation regarding a repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/29/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower issued a credit dispute regarding getting a negative hit on credit despite being in a deferred payment program. Agent advised borrower that although they're on a repay plan, payment still reports as late.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300553	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300557	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  The borrowers's spouse called in and stated they had to replace their septic tank and that will make the Octobers' payment on 11/04/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Copy of death certificate, exact date of death and the name of executor/heir not located in commentary.

5/21/19 - Updated comments uploaded to loan images.  Comments do not have dates.  To summarize, several calls and emails to borrower but unable to contact borrower.  A promise to pay was scheduled on 4/5/19 in the amount of $865.19 to be paid on 4/10/19.  Talked to borrower re: repayment on account.  No additional comments provided.
				XX/XX/XXXX	XX/XX/XXXX
762300566	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower scheduled a payment in the amount of $3702.64.  The servicer discussed work-out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300569	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  The authorized third party discussed workout options to avoid foreclosure.  The borrower was provided the toll free number for HUD.  They then received assistance making a payment of $4,403.36 online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  04/09/2019 Auth 3rd party called to make a payment, advised of next due date.
01/16/2019 The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300602	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  The borrower called in to schedule payments on the account and update her contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300608	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower called inquiring about modification application for repayment plan. The agent advised no application needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  XX/XX/XXXX comments indicate there was a discharged bankruptcy, but no other details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300633	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300671	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Spoke with borrower regarding year end statement request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300688	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Spoke to Borrower and went over repayment plan term and processed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 03/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower contacted the servicer via message center stating will be sending a cashiers check in amount of $5000.00 to bring the loan back to current status and requested overnight and asking to verify if another amount is needed. The servicer responded via message center advising that due to the nature of request to please call directly to have an account resolution representative assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300711	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower request copy of insurance transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was in a disaster area due to XXX on XX/XX/XXXX (XXX).  There is no damage to the property.
				XX/XX/XXXX	XX/XX/XXXX
762300714	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  Borrower called with questions on deed in lieu and was transferred to other department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/12/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit bureau dispute was placed and the payment history and loan amount were updated.  Dispute resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300726	3	[3] Collection Comments - Incomplete -: Missing 05/01/2016 - 02/13/2017 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower was advised of the total amount due. Borrower is still waiting for supplemental security incomefunds. Scheduled a payment January 01/28/2019. Comment dated 04/05/2019 borrower thought they could set up their automated clearing house for the 28th and was advised it would need to be within the grace period and label the RFD as payment dispute. Borrower scheduled 2 payments for 04/05/2019 and 04/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300735	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 03/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  12/07/18: borrower called to inquire about last years taxes to be paid.  Servicer advised that a recent payment was sent on 11/29/18-11/30/18 per notes to get those taxes paid and provided payee reference number and amount that was sent to them so she knows.  Servicer provided total amount due, last payment received and next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300738	3	[3] Collection Comments - Incomplete -: Missing 05/01/2016 - 04/18/2017 [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2019.  The last payment was received on 04/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower set up payment for $782.06 by 4/11/18 via the website. Also discussed reinstatement and repayment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300740	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The borrower stated they would mail in their demand payment. Comment dated 01/28/2019 borrower scheduled payment. Borrowers' financials were updated on 01/03/2019 and their mother in law passed and was a main contributor to the household and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301854	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301905	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  There was no contact with borrower from 9/1/2018 to 2/20/2019. On 2/21/2019 spoke with borrower about Modification  offer that was sent out, borrower stated is interested and will go over it with husband. No contact from 2/22/2019 to 5/13/2019. On 5/14/2019 borrower stated she is at work and can not talk until after 5pm. No contact from 5/15/2019 to 6/28/2019. On 6/29/2019 she said she wanted to make a payment next week. I told her the account is due for Dec - so 7 payments are due and come 7/1 -8 payment will be due. I told her I need a plan that I can send to the investors for review and approval. She said she can make one payment next Friday of $700.00 and each month until current. On 7/5/2019  I told her that the investor did not accept what she offered I told her the reinstatement as of today is $4507.50. 7/24/2019
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301944	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  10/10/2018- The borrower stated that her husband is waiting to get paid for a job he finished. They will call back on Friday. 10/30/2018- The agent went over how to fill out a loss mitigation application. She made a promise to fax it over that evening. 11/09/2018- The borrower stated that they are waiting on a check that was supposed to have been received already. She will call or email her account manager next week. 11/17/2018- The borrower scheduled a payment. 12/10/2018- The borrower stated that she overstated her husbands income as he has to pay an assistant. He is self employed. A  modification application was emailed to the borrower. 12/11/2018- The agent went over loss mitigation options.12/22/2018- The borrower scheduled a payment. 01/21/2019- The borrower stated that her husband is a government contractor and has not gotten paid yet. She made a payment in the amount of $2006.63. 03/23/2019- The borrower scheduled a payment. 03/29/2019- The borrower said she was told that the account had been reported as past due. The agent advised that it has not been reported as the month is not over yet. She was reported late for the 02/2019 payment and provided the information to dispute the reporting if she felt that it was in error. 05/20/2019- The borrower stated that her husband was taken by ambulance to the hospital last month and made a payment in the amount of $2153.05. Her intent is too make another payment by the end of the month.  06/14/2019- The borrower called in to make a payment in the amount of $2050.52. The RFD was due to the illness of the borrowers spouse. Loss mitigation options were discussed however the borrower was not interested. There has been no contact from 06/15/2019 through 09/30/2019 as the loan has been performing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300793	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  On 10/24/2018 borrower scheduled a payment. On 11/19/2018 borrower called was upset he received a notice from his homeowners insurance that was going to be cancelled for non payment. On 11/26/2018 borrower called and scheduled a payment. On 11/28/2018 borrower called to make sure the last trial installment was made. On 12/06/2018 servicer called the borrower and the borrower was unable to speak and requested a call back after 5:00 pm. On 12/26/2018 borrower called and made a payment in amount of $2646.67. On 01/30/2019 borrower requested a countersigned copy of the loan modification agreement to review the terms. On 02/22/2019 borrower called regarding interest charges. Call was transferred to XXX. On 02/25/2019 borrower advised unable to speak right now and will call back tomorrow. On 05/01/2019 servicer advised the borrower there was an escrow shortage and it was disbursed over 24 months. Servicer advised a required 2 month cushion and balance is below that. On 05/29/2019 borrower requested a copy of the last modification. On 06/21/2019 borrower called regarding letter received. Borrower advised has replacement cost and that is all it will cover. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Dismissed Chapter XX bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300780	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Occupancy - Tenant Occupied
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  There was no contact prior to 07/31/2019. On 07/31/2019 the borrower called in to discuss loss mitigation options available. On 09/09/2019 and 09/13/2019 the borrower called in to discuss the modification status. They were advised that the modification was denied. On 09/16/2019 the borrower called in to discuss options available. There was no contact made.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300784	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  There was no evidence of borrower contact from 09/01/2017 through 03/31/2019. The borrower called on 04/01/2019 to discuss the account status. The servicer advised of the active forbearance plan. The borrower inquired about pursuing a modification instead. The borrower stated they fell behind due to an illness. There was no contact again until 06/01/2019. The borrower called in to discuss the loan status. The servicer advised they could pursue a modification after the forbearance plan ended if they were unable to reinstate at that time. On 06/13/2019 the borrower further discussed pursuing a modification. The borrower was informed on 06/26/2019 the modification was under review. The review was denied on 06/27/2019. On 07/03/2019 The borrower discussed the modification denial on 07/03/2019 due to the active forbearance plan. However, the notes on 07/10/2019 referenced the borrower accepting the trial payment plan offered to them. From 07/17/2019 through 09/06/2019 the comments referenced multiple conversations with the borrower regarding the modification and trial payments. On 09/06/2019 the borrower setup payments to draft on 09/20/2019 and 10/31/2019. The account is currently over 120 days past due.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301572	3	[3] Ability to Repay - Poor - Intervention Required [3] Delinquency Prognosis - Permanent [2] Current Status - Foreclosure [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  There was no contact with the borrower from 10/01/2017 to 10/21/2018.  On 10/22/2018 and 10/24/2018, an outbound call was placed to borrower regarding payment to the loan. The borrower advised that their son would be calling in to make payment to the loan. On 11/14/2018, an outbound collection was placed to the borrower, however while on hold retrieving information for the borrower, the lone was disconnected. On 12/03/2018, an outbound collection call was placed to the borrower. Borrower advised their son lives in the property and is out of town working and will return on Monday. On 12/10/2018, an outbound collection call was placed to the borrower. Borrower advised their son lives in the property and makes payments to the loan. On 12/12/2018, an outbound collection call was placed to the borrower. Borrower advised that payment would be made to the loan today. On 12/17/2018, an outbound collection call was placed to the borrower. Borrower advised that their son was awaiting their check to make payment to the loan.  On 12/31/2018, an outbound collection call was placed to the borrower. Borrower advised they were in recently in the hospital. The servicer sent a loss mitigation package to the borrower.  On 1/09/2019, an outbound collection call was placed to the borrower.  The borrower advised they do not live in the property and that their son handles the payments. The borrower became frustrated and asked to speak to a supervisor before disconnecting the call. On 03/15/2019, an inbound call from the borrower’s son was received. The agent advised that no information could be given to the unauthorized party, but an arrangement for payment of $3600 at the Branch was agreed upon.  On 04/22/2019, an outbound collection call was placed to the borrower. Borrower advised the their son is paid at the end of the month and payment could be expected then. On 04/29/2019, an outbound collection call was placed to the borrower. The borrower could not provide any details on when payment would be made. Borrower did not want their cell phone on the automatic dialer. On 05/13/2019, 05/21/2019 and 06/10/2019, an outbound collection call was placed to the borrower. The borrower advised that they would need to speak with their son who travels for work to determine when payment would be made. On 08/14/2019, the authorized third party called in for a payoff quote request. On 09/09/2019, 09/17/2019 and 09/18/2019, an inbound call came in from the authorized third party to request a reinstatement quote. On 10/08/2019, the executor of the estate called and confirmed the loss mitigation package was received, however, there are no updates regarding the loan at this time. There was no further contact with the borrower through the end of the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  Service was completed XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300107	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  There was no contact until 11/16/2018. 11/16/2018- Borrower called in to make payment. States lives in property some weeks, helping her mom out. 11/30/2018- Borrower called in to make payment online for October and November in the amount of $1,936.88. There was no contact from 12/01/2018 to 05/16/2019.  05/17/2019- Borrower called in to advise will be making payment online.  There was no contact from 05/18/2019 to 09/10/2019. 09/11/2019 - Borrower CI, she has check from damage with XXX name on it, gave loss draft number and transferred to loss drafts. No further contact was made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification Complete XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Non specific XXX damage noted.  Clam check received, but status of repairs unclear.  Claim was not closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300108	2	[2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  On 10/02/2018 borrower was contacted to collect a payment but no payment agreement was made. On 10/05/2018 borrower called in and was advised of total amount due.  Borrower stated reason for default was due to illness and excessive obligations. On 10/18/2018 to 12/17/2018 borrower discussed payment arrangements and declined mortgage assistance. On 12/31/2018 borrower accepted mortgage assistance offered. There was no contact with the borrower in 01/2019. From 02/05/2019 to 04/01/2019 borrower called in to make payment arrangements and declined mortgage assistance. On 04/04/2019 borrower was contacted to offer a two month extension modfication. On 05/01/2019 borrower was contacted in reference of returning modification extension documents and stated was planning in returning them by the next day. Borrower failed to returned fully executed modification documents. On 05/14/2018 borrower called in to inquire about options to bring loan current and request a payoff statement. On 05/16/2019 borrower was advised loan was removed from loss mitigation workstation. From  05/17/2019 to 06/05/2019 borrower called in to make payment promises and was advised of the total amount past due. The reason for default was a death in the family. From 06/18/2019 to 10/08/2019 borrower was contacted to collect on a past-due loan and stated the reason for default was due to ongoing excessive obligations. The loan has been delinquent for the entire review period  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  Prior loan modification completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301578	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  There was no contact prior to 10/05/2018. On 10/05/2018, 10/10/2018 and 10/11/2018 the borrower called in to discuss the status of the loss mitigation review. On 12/14/2018 and 01/01/2019 the borrower called in to make a payment. On 06/03/2019 the borrower called in to discuss their principal balance. On 06/20/2019 the borrower called in to discuss a late fee. On 06/24/2019 the borrower called in to confirm their monthly payment amount. On 8/19/2019 the borrower called in for clarification on letter he received and confirmed that he did not have a dispute. On 09/30/2019 the borrower called in to discuss their insurance policy. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301598	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower was unresponsive to servicer attempts to contact from 10/01/2018-09/15/2019. Borrower called on 09/16/2019 stating they can pay on the 3rd Wednesday of each month and promised payment on 09/18/2019 with phone consent being reaffirmed. There was no further contact or attempt to contact borrower from 09/19/2019. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301599	3	[3] Occupancy - Vacant [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  On 10/10/2018 borrower authorized third party to inquire about why the trial payments were cancelled and was advised it was due to non-payment. Borrower requested loss mitgation package. There was no contact with the borrower from 11/2018 to 12/2018. On 01/30/2019 borrower authorized third party to discuss account information and was advised of how to make trial modification payments. From 01/30/2019 to 03/29/2019 borrower called in to make trial payments. Borrower was advised of final modification documents on 03/29/2019. There was no contact with the borrower in 04/2019. Foreclosure was closed and billed on XX/XX/XXXX. On 05/29/2019 borrower called in to follow up on signed modification documents and was advised nothing else was needed and the next payment due date was 09/01/2019. Borrower also was advised of funds allocated to principal. There was no further contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification completed XX/XX/XXXX. Another loan modification denied on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301600	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower, however, there were attempts made to contact the borrower.  The loan is currently  performing.
				XX/XX/XXXX	XX/XX/XXXX
762301602	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There was not borrower contact despite several servicer contact attempts. The loan is delinquent.
				XX/XX/XXXX	XX/XX/XXXX
762301605	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  On 10/16/2018 borrower called in to request assistance and said had property damage due to the XXX. The call was transferred to loss mitigation for further assistance. There was no contact with the borrower in 11/2018 and 12/2018. On 01/22/2019 borrower was contacted to follow-up on forbearance assistance and stated did not longer need it and the loan was brought current. There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower reported property damage: two rooms full of water and damaged roof. No evidence of insurance claim filed and/or repairs completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster declared area due to XXX (XX/XX/XXXX) and declared a natural disaster on XX/XX/XXXX. Exterior and interior damage reported. No evidence of insurance claim filed.
				XX/XX/XXXX	XX/XX/XXXX
762300144	2	[2] Bankruptcy - Bk Filed - No evidence MFR filed [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  No contact prior to 06/06/2019. On 06/06/2019 the borrower called in and was provided with a verbal payoff quote in the amount of $85,733.83. No further contact.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301606	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Loan 23 days slow 10/1/18.  First contact was 10/1/18, the Borrower called to make the September payment.  Servicer advised borrower was due for August and September and tried to transfer to customer service. Borrower had questions about the payment made on 9/10/18 and was advised it came back NSF.  The Borrower made a $300 payment, and promised to call back 2 weeks later and make the rest of the September payment.  On 10/4/18 Spoke with Borrower stating intention to call in and pay next week due to child having been in the hospital. 10/19/18 Borrower maked a payment and promised to make another payment next Friday and bring current.  Borrower is taking care of a family member that is living with her. On 10/25/18, the Borrower was in the hospital with family, she needed us to call back later.  On 10/30/18 the Borrower calls in and makes a $700 payment, she is not sure about the remaining payment, her daughter is in the hospital.  The loan was 7 days delinquent 11/13/18.  On 11/15/18 the Borrower advised that she will call back in 26 hours to make the payment. on 12/3/18 the Borrower was contacted and made a $465.24 payment.  The agent advised that a Loss Mitigation package was sent.  A verbal payoff was quoted to the Borrower 12/27/18.  Spoke with Borrower, she made a $560.96 payment; a payment she had made 12/3/18 had been only applied to principal, advised we will reverse to show December payment complete.  1/7/19 Spoke with Borrower again about payment reversal and reapplication, she will go in to the branch to speak with someone before she makes a payment.  She said she is late due to the payment not being reapplied properly. On 1/24/19 the Borrower called and makes a $1026.20 payment, she said she hopes to pay February on time.  On 4/25/19 Borrower said she would have to call back in for the May payment. A task was opened to have the march payment researched to see why the due date did not roll. On 5/16/19 the Borrower stated that someone was supposed to be doing some research and following up with her.  The Agent spoke with leadership, will be following up with cashiering too. The collection comments now code the incident a payment dispute. On 5/25/19 the Borrower calls and makes a payment.  The lender reapplies payments from 9/18 to 12/18 on 5/28/19, resolving the payment dispute issue.  On 6/4/19 the Borrower calls and said that we was in a car accident, she said she will call back to make a payment. On 7/1/19 the Borrower calls and makes a payment, sates it is always something, makes a $1815.90 payment; said she should be due for April, advised still showing due for April [sic], advised next due date.  On 9/30/19 the Borrower calls and promises to make a payment.  There has been a death in the family and some car repairs.  She will call back on 10/6/19 to pay the remainder.  She has a Loss Mitigation package.  A $600 payment is made.  There is no additional contact through the end of the Review Period.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301611	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  There was no contact or attempt to contact borrower from 10/01/2018-03/14/2019. Borrower called to schedule payment on 03/15/2019. There was no further contact with borrower from 03/16/2019-09/30/2019. Loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301612	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2019.  There was no contact prior to 02/05/2019. On 2/5/19 the borrower called in to make payment arrangements. On 5/8/19 the Borrower promises to pay 5/10/19, says hours were cut at work, offered Loss Mit and accepted.  On 6/12/19 the Borrower discusses changing their insurance carrier with the Lender and made a promise to pay 6/14/19 at the branch. On 7/8/19 the borrower called in to make payment arrangements. On XX/XX/XXXX, the Borrower called in regards to a current claim and is also trying to change carriers.On 7/19/19 the borrower called in to make payment arrangements. On XX/XX/XXXX the Lender approves a branch endorsement for the claim for the XXX loss on XX/XX/XXXX, the claim is classified as non-monitored.  On 7/29/19 and 09/15/2019 the borrower called in to make payment arrangements.  There is no further contact during the Review. The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301613	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  From 10/01/2018 to 11/12/2018 no contact made with the borrower. On 11/13/2018 borrower called in stating paying own insurance not sure why has forced place on account. Verified by insurance agent. On 12/12/2018 borrower questioned escrow account. On 12/14/2018 borrower called regarding payment going up. Borrower advised has own insurance. Servicer ran a new analysis due to cancelling lender-placed insurance.  On 03/11/2019 late charge inquiry. From 03/12/2019 to current no direct contact made with the borrower loan remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300796	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  There was no contact with the borrower from 10/01/17-10/29/17. On 10/30/17, the borrower called to inquire about hazard insurance and proof of coverage. Borrower also inquired about their past due amount. The servicer advised that they would need to contact the attorney handling the loan. On 02/15/18, the borrower called in regarding a late notice they received. The servicer explained it must have crossed in the mail. On 03/12/19, the borrower called in to advise their reason for delinquency was that they were out of work and now they are self employed. Borrower agreed to make payment to the loan. On 05/14/19, the borrower called in to make payment to the loan. On 06/18/19, the borrower called in to discuss loan. They stated that work has been slow and they are self employed. Borrower plans to make payment of $829.66 at the branch by the end of the month. On 07/02/19, An outbound call was made to the borrower to discuss the total amount due. The borrower does not expect to be able to pay loan for a couple of more weeks due to a curtailment of income. On 07/11/19, An outbound call was made to the borrower to discuss the total amount due. Borrower can not commit to payment and is filling out loss mitigation application. On 08/01/19,  An outbound call was made to the borrower to discuss the total amount due. Borrower can not commit to payment at this moment, but plans to make a payment this month, although they are not sure when or for how much. On 08/06/19, an outbound call was placed to the borrower, however they advised they were unable to talk at the moment. On 08/08/19, An outbound call was made to the borrower to discuss the total amount due. No arrangements were made, but the borrower advised they were sending in the loss mitigation package. On 08/20/19, an outbound call was made to the borrower to advise of documents needed to complete the loss mitigation review. On 09/13/19, the borrower called in to discuss loan. The servicer advised of the loss mitigation denial. Borrower inquired about a forbearance and what other options were available to them. The servicer explained and gave the borrower the option to reapply for the loss mitigation package. On 09/27/19, the borrower called in and states that their circumstances have changed and that they are reapplying for assistance. On 10/01/19, the borrower advised they were told previously about making payments to the loan starting in October. On 10/02/19, the borrower called in to inquire about the loss mitigation package they were expecting to receive in the mail. On 10/11/19, the borrower was called as a followup. The borrower again states that they are faxing in their loss mitigation package. On 10/17/19, the borrower called in to find out if the loss mitigation package was received. The servicer advised it had not been and could be re-faxed. On 10/23/19, An outbound call was made to the borrower to discuss the total amount due. The borrower states buisness has been slow and confirmed loss mitigation paperwork was sent in already. There was no other contact with the borrower after 10/23/19. As of 10/25/19, the loan is in 120+ days Delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301948	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  From 10/01/2018 - 11/07/2018 there was no contact with the Borrower. On 11/08/2018 Borrower called to verify Insurance policy information. Borrower was provided with this information. On 12/03/2018 Borrower made a promise to pay. Reason for default family issues. On 12/04/2018 Borrower called for status of account. Borrower was advised account was current and next due date. On 12/13/2018 Borrower called to verify payment made was posted to account. On 01/04/2019 Borrower called to change automatic draft date. The request was completed. From 01/05/2019 - 09/30/2019 there was no further contact with the Borrower. The loan is currently Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301949	1
LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019.  On 05/22/2018 Borrower called about late fee letter. On 07/09/2018 borrower called and advised would be making a payment at branch.07/16/2018 borrower advised rfd was due to unemployment. On 08/23/2019 borrower was advised on documents being filled out incorrectly.On 08/30/2019 borrower was advised more documents were needed.On 09/10/2019 borrower made a payment via branch.On 09/17/2019 Borrower advised mod docs had been sent back.On 09/23/2019 Borrower called to get status on loan.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 3%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301950	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  On 11/2/18 borrower scheduled a payment in the amount of $450 for 11/21/18. On 11/16/18 borrower stated she has a payment scheduled for the 23rd of this month.  On 11/28/18 borrower stated a payment is already set up. On borrower stated she has payment set up for 12/19/18. On 12/26/18 borrower declined loan mod. On 1/19/19 advised borrower that late fees continue after grace period and cannot be avoided when late and advised borrower of repay plan.  On 2/21/19 advised borrower of repay plan and she wants to wait and see. On 3/26/19 borrower stated unable to pay until 3rd Wedsnesday of month. On 4/16/19 advised borrower that the deferral paperwork was received and information in the process of being updated. On 5/3/19 borrower made a payment. On 8/20/19 borrower could not make a promise to pay because of other bills. On 8/22/19 borrower could not make a promise to pay because of other bills. On 9/3/19 borrower stated she could not make a payment until October.  Payment scheduled for 10/16. Advised borrower that another payment would be due by then.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301953	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 10/3/18 the borrower paid by one-time draft in the amount of $1,724.14. Property is owner occupied. On 11/19/18 the borrower paid $862.07 by one-time draft. 94 days past due.  The borrower stated excessive obligations as the reason for default and promised to send in another payment in December and 1.5 payments in January and a payment is February, 2019. On 12/14/18 the stated the property is owner occupied and said it is OK to contact the cell number. The borrower inquired about the RTC letter sent on 12/7/18. On 12/28/18 the borrower paid 5 payments of which 4 are post dated by one-time draft. The borrower stated they were on fixed income and live in the property.  On 1/9/19 the borrower inquired about revising the payment arrangement.  Borrower's spouse is sick. On 1/14/19 there was an inbound call from the borrower but no promise to pay was obtained. On 1/28/19 the borrower paid $862.07 by one-time draft dated for 2/6/19. The borrower stated that in March would be able to start paying to the past due amount. Borrower advised her spouse has cancer. Borrower has not reviewed the loss mitigation package. On 2/25/19 the borrower called to dispute a mortgage payment showing from either account on 1/3/19. Borrower was advised they made a call in to cancel the payment for 1/10/19. The borrower will contact their bank and call back. No promise to pay was obtain. On 2/26/19 the borrower declined the loss mitigation offer. The borrower called to inquire about the January payment and was advised the payment history only reflect December and February.  On 3/13/19 the borrower was advised $1,724.14 would have to be paid if they were going through with the modification. The branch was supposed to fax in a copy of the bank statement but it was not received. Servicer will follow-up with customer service.  On 3/15/19 the borrower states they are still living in the property. Borrower stated a payment was made on 1/3/19 and it has not been applied to the account. Borrower will go to the branch. No promised to pay was made. On 3/18/19 the borrower called in about the loss mitigation package and to go over the payment history. On 3/26/19 the borrower still lives at the property. Reason for default was given as medical issues. No promise to pay was made. On 3/28/19 the borrower stated another representative said help could be given over the phone to complete the paperwork. Advised the borrower of the documents needed. Borrower asked for XXX and was provided with the phone number. On 3/29/19 the borrower inquired about the amount needed to avoid foreclosure. The borrower was advised payment of 3 of 4 payments by 4/27/19 or foreclosure could be started. On 4/2/19 the borrower called in to inquire about an appraisal being done on the property. The borrower was advised that 4 payments are due and the lender has to be certain that someone still lives there. The borrower was reminded of documents still needed. On 4/9/19 the borrower the offer for loss mitigation has been withdrawn. On 4/10/19 and 4/11/19 the borrower inquired if payment had been taken out their account and was advised if came out on 4/10/19.  Any other questions will have to answered by their bank. On 4/15/19 the borrower stated is applying for assistance from another source and needed a payoff and principal balance. The borrower stated it would take up to 30 days for a decision. On 4/22/19 the borrower called in to inquire about the status of the hardship and was advised it was still under review and could take up to 30 days.  On 5/2/19 the borrower inquired about the appraisal letter received. The borrower was advised it was required when applying for loss mitigation assistance. On 5/8/19 the borrower called about a letter from the customer service department and advised they don't have the money to bring the account. Borrower was advised to disregard the letter. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 6%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301956	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  On 10/10/2018 & 10/31/2018 The borrower called in a promised to pay. 12/18/2017 The borrower wanted to know why her insurance only paid for the XXX repairs. The agent advised her to contact the insurance company. The agent realized that the insurance is force placed and will only cover repairs and no personal items. The agent extended the borrowers forbearance plan  for 3 more months. 12/26/2017 The borrower scheduled a payment. 12/28/2017 The co-borrower advised the agent to call her back tomorrow and she will make a payment for $169.65  to get 10/01 covered and then do a 5 month deferment at that time.  01/11/2018 The borrower stated that she received the deferral paperwork and will be signing it. 01/25/2018 The borrower stated that she sent in the deferral. XX/XX/XXXX The borrower called in to report a new claim for XXX on date of loss XX/XX/XXXX. 04/18/2018 The borrower stated that her RFD was because she thought she wasn't due until May. 04/24/2018 The borrower stated that he already made a payment. 05/15/2018 The borrower stated that he is waiting on the repairs to the property to complete so that he can move back in the home. 07/11/2018 The agent advised of the past due amount. The borrower stated that he will try to make a payment by the 3rd.  On 11/28/2018 The borrower stated that he made two payments in November and will call back later today after  locating his statements. On 12/03/2018 The borrower advised  that he is not living in  the property due to a XXX. On 01/07/2019 The borrower called in a promised to pay. On 01/31/2019 The borrower advised that his reason for default was due to his work hours being cut and promised to pay. On 03/04/2019 Called the borrower who advised being scammed out of money to fix damages to the property. The borrower is going to check his account to see if a payment can be made and call back tomorrow. ON 04/08/2019 The borrower advised that he will try and make a payment when his paycheck is received. On 05/06/2019 called the borrower who promised to pay. On 07/16/2019 The borrower called to check on the status of his loss mitigation application. The agent advised that they are  still processing the paperwork. On 08/21/2019 The borrower advised that he moved back into the property. The agent advised that the file still being reviewed for a modification. On 08/26/2019 Called the borrower and advised that the modification documents were sent two days ago for a streamline. He will need to sign and return the documents. 08/28/2019 The borrower called in to discuss a letter he received that he cannot read because its too dark. The agent went over the last letter sent.  There was no further contact the remainder of the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified on XX/XX/XXXX,
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301957	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019.  No contact with the borrower from 10/01/2018 through 02/24/2019. Spoke to borrower on 02/25/2019 and stated got letter that owed for January and they stated it was paid. Borrower was advised of funds in suspense. Borrower requested to have it moved to satisfy January payment. No contact with the borrower from 02/26/2019 through 04/19/2019. Spoke to borrower on 04/20/2019 and they stated had excessive obligations. Borrower set up phone payment for 05/02/2019. No contact with the borrower from 04/21/2019 through 07/28/2019. Spoke to borrower on 07/29/2019 and they stated have excessive obligations and on fixed income and they have to wait on the check. Borrower did promise to pay. Spoke to borrower on 08/20/2019 and they stated they use their grace period. Borrower stated will pay when they social security check. Spoke to borrower on 09/20/2019 and they promise to pay on 10/02/2019, Borrower stated curtailment of income. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301959	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  From 10/10/2018 to 11/27/2018  borrower called in to payment promises and stated had been in the hospital, hence the reason for default. On 12/06/2018 borrower stated was planning to bring the account current in January and requested mortgage assistance. From 12/19/2018 to 01/31/2019 borrower made payment arrangements and discussed returning the loss mitigation package. The loan was referred to foreclosure on 02/04/2019. From 02/06/2019 to 02/14/2019 borrower discussed request for assistance and was provided with the attorney's contact information if able to reinstate the loan. On 02/26/2019 borrower inquired about returned payment and was advised it was due to loan in foreclosure status. Borrower was advised of mortgage assistance and a loss mitigation package was sent. On 03/13/2019 borrower was advised foreclosure sale date had not been sent but and to submit the application  for assistance as soon as possible. On 03/14/2019 borrower called in with third party and was advised of deed in lieu option. Borrower declined liquidation option and said that was planning to bring the loan current and requested a reinstatement quote. Borrower gave verbal intention of returning loss mitigation package. From 03/19/2019 to 03/29/2019 borrower discussed missing documents for a modification review and was advised the package was now complete and to allow up to 30 days to process On 04/09/2019 authorized third party called in to request account status and to inquire about letters received. On 04/19/2019 borrower was advised of trial approval with payments on May, June and July. From 04/22/2019 to 07/25/2019 borrower called in to make trial payments. From 08/01/2019 to 08/22/2019 borrower was advised to notarized and return final modification documents. Borrower was also advised of modification terms. 09/30/2019 borrower called in to inquire about due date in billing statement and was advised the statement was sent out in 09/24 and the next due date was in November. There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301961	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  On 10/04/2018 Borrower called in to make a payment.  On 11/07/2018 Borrower called in and went over amount due on account, 6 days past due.  Attempt to contact the borrower 12/05/2018. On 12/07/2018 Borrower called in to make a payment. On 1/14/2109 Borrower called in to make a payment. Attempt to contact the borrower 3/05/2019, account was 4 days past due. On 3/7/2019 Borrower called in to make a payment. Attempt to contact the borrower 4/04/2019, 4/08, 4/10 and 4/11/2019.  4/13/2019 Borrower called in and made payment through IVR. Attempt to contact the borrower 4/15/2019, 5/05 and 5/07/2019. 5/09/2019 Borrower called in, had an illness in their family and had to miss some work, did not make a promise to pay, account was 8 days past due. Attempt to contact the borrower 5/14/2019, 6/05, 6/07,6/11 and 6/13/2019. On  7/07/2019 Borrower has been out of work due to medical issues, account was 6 days past due. Attempt to contact the borrower 7/17/2019, 7/19, 7/23, 7/25, 7/25, 7/29 and 7/31/2019. 8/10/2019 Borrower called in, filed Chap XX BK, account was 40 days past due.  On 8/30/2019 Borrower called in and made a payment. On  9/13/2019 Borrower called in to make a payment, account current.  No attempts to contact the borrower were made from 9/14 - 9/30/2019.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300797	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019.  Spoke to borrower on 10/22/2018 and they set up payment on 10/31/2018 and stated they have been ill. Borrower stated will call back on 11/30/2018 to make another payment. spoke to customer on 11/07/2018 and they stated could completed September payment on 11/30/2018. Borrower interested in loss mitigation options and stated falling behind due to medical issues. Spoke to borrower on 12/12/2018 and they stated will make two payments for 12/21/2018.  Spoke to customer on 01/09/2019 and stated wanted to set up a payment for 01/31/2019 and they will follow up for loss mitigation assistance. Borrower followed up on 01/15/2019 and they stated have their loss mitigation package almost ninety percent complete. Spoke to borrower on 01/24/2019 and 01/25/2019 and stated they are faxing in loss mitigation package. Spoke to borrower on 02/08/2019 and discussed missing document from faxed package and borrower stated will fax in.  Borrower set up payment for 02/28/2019.   Spoke to borrower on 02/15/2019 and they stated trying to get caught up. Borrower followed up on 02/19/2019 and they were advised loss mitigation package is still in review. Spoke to borrower on 03/04/2019 and advised got the appraisal and package still in review. Followed up with the borrower on 03/18/2019 and advised modification was approved and to sign and return the documents. Borrower said will return them when they are out of the hospital in a day or two. Borrower followed up on 03/25/2019 and stated had emergency surgery but having a notary coming to them and will have dropped in XXX. Spoke to borrower on 04/09/2019 and they stated got a right to cure and wanted to ensure still on the modification. Borrower was advised to ignore it. No contact with the borrower from 04/10/2019 through 06/25/2019. Spoke to borrower on 06/26/2019 and set up a payment for 06/28/2019. Borrower stated was in the hospital. Spoke to borrower on 07/30/2019 and they set up a payment for 07/31/2019. Borrower followed up on 08/01/2019 and stated hope to have a payment for 08/08/2019. Spoke to customer on 08/29/2019 and they set up a payment for 08/30/2019. Spoke to borrower on 09/20/2019 and stated just fell behind but will pay on 09/30/2019 and set up draft.                                   Last contact with the borrower they set up payment for 10/31/2019 Borrower stated had medical issues. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300799	3	[3] Foreclosure - Hold - Loss Mitigation [2] Current Status - Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  From 10/2017 through 10/2018 there were several attempts but no contact. On 11/28/208 the borrower called in and stated that he just got back in the country and was not aware of the delinquency. The borrower promised to make 2 payments at the branch location on the following Monday. On 12/036/2018 the borrower accepted a streamline modification and authorized 2 payments in the amount of $584.21 each; effective 01/03/2019 and 12/03/2018. On 04/23/2019 the borrower called to get an updated on the modification status. The borrower was advised that the 3rd trial payment is required before the final agreement can be sent. On Contact made from 05/01/2019 through 05/31/2019 resulted in the borrower calling in to follow up on the status of a new loss mitigation package that was sent. The borrower was advised that the complete package has been received. On 06/21/2019 the borrower called in and accepted the modification. The borrower also stated that he signed and mailed the agreement. There was no contact from 07/2019 through 08/2019. O 09/17/2019 the borrower called in and was advised that the foreclosure has been suspended. The borrower was also educated on permanent modification and terms.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  The borrower was approved for a 3 month trial plan in the amount of $579.44; effective 07/01/2019 through 09/01/2019. The modification agreement sent to the borrower on 09/19/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301968	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  The first contact with the borrower during the review period was on 10/03/2018. The borrower called in to request an extension on their payment. The servicer advised as long as the payment was in by the last day of the month, the borrower would remain in the program. There was no further contact with the borrower through the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301971	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Prior to 03/21/2019 there was no contact with the Borrower. On 03/21/2019 Borrower made a promise to pay at Bank Branch on 03/30/2019. RFD spouse is unemployed. On 04/08/2019 Borrower inquired about Loss Mitigation package received. Borrower was advised to fill out the documents and return them. On 05/09/2019 - 06/06/2019 Borrower made and schedule payments. RFD through this time was medical issues. On 06/21/2019 Borrower was advised of 30 days late letter in terms of appraisal. On 07/12/2019 - 07/26/2019 Borrower called to inquire about payments for Modification. Borrower was advised of the payment dates. There were no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300770	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 06/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2018.  Borrower was not happy that was being asked about bankruptcy and attorney representation and the task was to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300769	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 06/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  Borrower promise to pay $535.00 drafting on 07/13/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300767	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 06/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called on 03/13/2019 requesting to not provide any loan information to their ex-spouse. The borrower advised they would be completing a refinance soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report a claim for XXX damages caused on XX/XX/XXXX. The claim check was received on XX/XX/XXXX in the amount of $X.XX. All funds were released to the borrower as of XX/XX/XXXX. The comments indicated an inspection showing 90% of work completed was required to closed the claim. A second claim check was received on XX/XX/XXXX in the amount of $X.XX. The funds were released on XX/XX/XXXX. There was no sign of the final inspection being completed to confirm the status of the repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 06/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower called to inquire about letter regarding loan transfer and 3 payments that will be coming out.  The borrower advised they are on ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300762	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 06/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called in about increase in escrow and scheduled June payment during call. The servicer advised borrower to shop for cheaper insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300761	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2019.  The last payment was received on 03/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019.  Customer called to go over billing statement. Advised of partial payment. Website access provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  A motion for relief was filed XX/XX/XXXX.  Notes only indicate of a bankruptcy being a Chapter XX. No other details of a filing date or potentially being dismissed or discharged. XX/XX/XXXX indicates a new filing but not details available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300809	3	[3] Foreclosure - Hold - Loss Mitigation [2] Current Status - Foreclosure [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  There was no contact with the borrower from 11/2017 to 01/2018. On 02/02/2018 borrower called in to make a payment and agreed to a repayment plan. The reason for default was due to medical bills. There was no contact with the borrower from 03/2018 to 05/2018. On 06/27/2018 borrower called in to request payment histroy and reinstatement quote. On 06/28/2018 borrower called in to follow up on reinstatement quote and was advised the loan was in active foreclosure status. There was no contact with the borrower from 07/2018 to 11/2018. On 12/13/2018 borrower was provided foreclosure status and was advised of escrow change. On 01/28/2019 borrower requested loan modification and stated the reason for default was due to ilness. There was no contact with the borrower from 02/2019 to 03/2019. On 04/09/2019 borrower provided verbal financials for a modification review. On 05/07/2019 borrower accepted trial modification offer and was advised of trial payments. From 06/03/2019 to 09/30/2019 borrower called in to make trial payments. On 10/04/2019 borrower called in regarding final documents and to remake the payment that was returned. On 10/23/2019 borrower was contacted to request signed final modification documents. On 11/05/2019 borrower wanted to confirm the final loan modification agreement was received and was advised it was.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior Modification complete XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300742	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  From 11/01/18-11/14/2018 there was no contact/attempts between borrower and servicer.  From 11/15/18-11/16/18 the servicer made 3 contact attempts.  On 11/16/18 the borrower called to inquire why payment increased.  The servicer did not have a current escrow analysis on file, so one was ordered. From 11/17/18- 04/30/19 the servicer made 9 contact attempts. On 05/01/2019 the borrower called and stated recently had to attend several funerals which prevented making monthly payments.  Borrower referred to a letter received in April offering deferment.  The servicer advised borrower the account was referred to foreclosure on XX/XX/XXXX so deferment is no longer an option.  The servicer advised borrower the only options available are reinstatement or modification if wishing to retain the property.  Servicer provided total amount due, but advised foreclosure fees would increase the reinstatement amount.  Servicer offered deed-in-lieu and short sale options.  Borrower stated would like to consult a realtor before making a decision. From 05/02/19-05/07/19 the servicer made 1 contact attempt.  On 05/08/19 the borrower requested foreclosure fees and reinstatement costs.  From 05/09/19-05/13/19  there was no contact/attempts between borrower and servicer.  On 05/14/19 the borrower called to discuss the reinstatement amount.  Borrower was concerned the quote was only valid through 05/09/19.  The servicer advised foreclosure fees and costs cannot be estimated for the future.  Servicer advised borrower to submit reinstatement amount as soon as possible and can pay any additional fees at a later time. On 05/16/19 the borrower called and stated did not receive reinstatement instructions.  Servicer advised borrower to check junk email folder, which borrower located the instructions.  Borrower stated will be sending reinstatement funds within the month. From 05/17/19-05/21/19  there was no contact/attempts between borrower and servicer. On 05/22/19 the borrower called to state had just received approval for the funds and expects to make payment in a few days.  On 05/23/19 the borrower called to make payment in the amount of $5487.12 to reinstate the account. From 05/24/19-06/16/19  there was no contact/attempts between borrower and servicer. On 06/17/19 the borrower called in regards to letters and phone calls being received about home in foreclosure.  The servicer confirmed that the foreclosure has been closed and a current billing statement showing next payment is due in July.  Servicer advised borrower there may be some additional fees due to closing out the foreclosure. From 06/18/19-09/04/19  there was no contact/attempts between borrower and servicer. On 09/05/19 the borrower called and requested an account status letter.  From 09/06/19-end of review period  there was no contact/attempts between borrower and servicer. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300806	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  From 11/01/2018 to 12/27/2018 there was no borrower contact made.  On 12/28/18 the borrower spoke to servicer about account and does not agree with total amount due.  From 12/31/18 to 3/7/19 the borrower spoke to the servicer multiple times about loan modification process, information needed, and approval.  On 4/24/19 the borrower called about late showing on credit kharma and the servicer advised that loan is current.  The borrower made a payment. There was no contact from 04/25/2019 to 10/08/2019.  On 10/9/19 the borrower called about payment increase and was advised it is due to escrow increase. There was no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification booked on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300811	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  11/9/18 Spoke with borrower and followed up on trial payment plan.  12/10/18 Called borrower and followed up on modification paperwork and again on 12/21/18.  12/26/18 Borrower scheduled first modified payment and confirmed mailing back modification paperwork.  Advised payment would sit in suspense until received.  On 1/31/19 spoke with borrower who called to see if payment can be submitted bi-monthly.  Provided borrower the web portal to set up payments.  3/14/19 Borrower called in to make a payment. 5/14/19 Borrower called in to inquire about bi-weekly automated clearing house requested and that it is not set up.  Sent message to supervisor. Attempts to contact borrower from 5/14/19 through  8/8/18 were unsuccessful.  No other attempts to contact were made after 8/8/19 and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300821	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  From 11/01/2018 – 11/11/2018, there was no contact with the borrower.  On 11/12/2018, the borrower advised that the spouse is out of work due to health issues.  The customer wants to work on a modification and confirmed receipt of a packet.  On 01/31/2019, the homeowner discussed reinstating the loan in February with pension.  On 02/28/2019, the customer confirmed that now has the funds to reinstate the loan and ordered a reinstatement quote.  On 03/11/2019, the reinstatement quote was discussed.  On 03/14/2019, the customer was upset that the single point of contact never returns calls.  The agent opened a complaint in the complaint tracker.  On 03/18/2019, the agent provided the reinstatement amount; and the borrower scheduled a payment for $12,811.57. The dispute was resolved, and the loan was brought current on 03/21/2019.  There was no borrow contact between 03/19/2019 – 08/07/2019.  On 08/08/2019, the homeowner called to discuss payment arrangements.  The delinquency was due to reduced income while out of work with medical illness.  The customer made a payment to qualify for the deferment.   A two-month deferment was approved on 08/20/2019 subject to payment being received before 09/03/2019.  On 08/22/2019, the customer accepted the deferment and made a payment.  The deferment was processed on XX/XX/XXXX.  From 08/23/2019 to current, there was no additional contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300828	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no borrower contact evident during the review period. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301979	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  Attempts were made to contact the borrower from 11/9/18 through 1/4/19 and were unsuccessful.  On 1/22/19 borrower called in to reinstate the loans without late fees.  Attempts were made to contact the borrower from 1/24/19 through 10/24/19 and were unsuccessful in making contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300831	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  There was no borrower contact from 11/1/18 to 2/24/19 when the Welcome call was completed.Then on 3/13/19 the servicer contacted the borrower to discuss the account and borrower declined making a payment and inquire about why the payment that was set up to be debited from the account was not debited. The borrower then stated that they would make a payment the next week. Then on 4/9/19 the borrower called in to state that they received a loss draft check for repairs and was calling to discuss what to do with the check. Then on 4/15/19 the borrower called to speak with the loss draft department to discuss the loss draft check. Additionally, the borrower set up a promise to pay payment. The borrower called in on 5/3/19 and 5/15/19 to set promise to pay payment. Then on 5/31/19 the borrower called in to discuss their interest only loan. On 6/12/19 and 7/12/19 the borrower called in to make a payment in the amount of $2469.31. On 8/2/19 the borrower called in and made a $2269.20 payment. There was no borrower contact after that. The loan is now current and performing.g
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed in amount of $X.XX date of loss XX/XX/XXXX. As of XX/XX/XXXX waiting on final inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301983	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  The first contact with the borrower was on 05/20/2019. The borrower called in to confirm if she is able to pay her escrow. There was no contact from 05/21/2019 to 09/15/2019. The last contact with the borrower was on 09/16/2019. The borrower was offered ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301984	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  On 11/27/2018 borrower called to make payment and updated mailing address. Borrower called 12/13/2018 to make payment. Servicer advised final modification agreement has been sent. Borrower called 01/07/2019 regarding modification documents. Servicer advised modification needed to be re-signed as notary information was incorrect on original agreement. Loan was modified effective 02/01/2019. Borrower called 01/29/2019 to make payment and requested tax amount. Authorized third party called 02/25/2019 to get account status. Borrower called 05/29/2019 to make payment. There was no contact with borrower from 05/30/2019 to 10/31/2019. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300835	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Despite several contact attempts from the servicer, there was no contact with the borrower from 11/01/2018 to 11/19/2018. Contact from 11/20/2018 through 08/15/2019 consisted of the borrower making payments.  There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300497	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300858	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019.  There was no contact prior to 04/30/2019. On 04/30/2019 the borrower called to make a payment. Borrower authorized additional payments via phone on 07/19/2019, 08/02/2019, and 09/09/2019. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference discharge of chapter 7 BK.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300859	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current.
				XX/XX/XXXX	XX/XX/XXXX
762300860	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The comments did not provide the chapter in the commentary provided. The comments did not provide the case number in the commentary provided. The comments did not provide the filing date in the commentary provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300800	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 09/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower called  in and inquired about payment and the agent provided th payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300287	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  No contact prior to 7/19/19. On 7/19/19, the borrower made payment. On 8/19/19 spoke to borrower,  though was current last month. Advised TAD to be current and would not be able to draft the payment automatically if account is behind. Made payment. On 8/26/19, borrower called in  payment. No additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300278	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  On 02/01/2019 the borrower called to make a payment. On 06/03/2019 The borrower called in stated will wait for welcome pack before sending payment. On 06/28/2019 the borrower called promised to pay. On 08/2/2019 the borrower called to make a payment. On 08/30/219 the borrower called to make a payment. On 02/11/20 The borrower called to see why their due for two payments advised still due for 01/27 borrower stated will look at bank account then call back. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300353	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  No contact prior to 06/02/2019. On 06/03/2019 called borrower advised to send fax request as mortgagee not listed. On 06/07/2019 the borrower called mortgagee updated. On 07/24/2019 the borrower called to speak with collections advised loan transferred. On 07/26/2019 the borrower called promised to pay. On 09/03/2019 the borrower called promised to pay. There was no additional contact made with the borrower during the remainder of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300369	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  From 02/01/2019-08/06/2019 there was no contact with the borrower. On 08/07/2019 the borrower called into make a payment. On 10/24/2019 the borrower called to make a payment. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300432	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  There was no borrower contact or servicer contact attempts prior to 06/07/2019. From 06/07/2019 to 07/20/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 07/23/2019, The borrower called in to schedule a payment on the account. From 08/17/2019 to 08/28/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 08/28/2019, The servicer spoke with the borrower and borrower scheduled a payment on the account. On 12/3/2019, The borrower called in to confirm setup of automatic draft. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300271	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  02/01/2019 - 04/15/2019 There is no evidence of contact with the borrower during this period. 04/16/2019 - Borrower made a payment in the amount of $1132.95. 04/17/2019 - 01/31/2020 There is no evidence of contact with the borrower during this period even though the servicer made several attempts to contact them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300425	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  There was no borrower contact or servicer contact attempts prior to 6/7/2019. There were unsuccessful attempts to contact the borrower from 6/7/2019 unitl the borrower was reached on 9/26/2019 and advised that statement was never received promised to pay on 9/28/2019 using daughters checking.  The borrower called in on 10/1/2019 to make one time draft and was notified of shortage.  The borrower was reached again on 11/13/2019 and notified that the check is in the mail. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300357	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  From 02/01/2019 to 08/25/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 08/26/2019, The borrower called in regarding the account status and scheduled a payment on the account. From 09/12/2019 to 09/15/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 09/16/2019, The borrower called in to make a payment on the account. On 10/12/2019 and 10/14/2019, The servicer attempted to contact the borrower and there was no message was left. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The modification date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300342	2
[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Evidence loan has been modified.: Mod Effective Date: XX/XX/XXXX

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Initial contact was made on 2/11/2019, the co-borrower called in regarding the account and was unable to commit to payment. On 06/21/2019, the borrower called in regarding the non-receipt of servicer package. On 07/22/2019, the borrower called in to confirm payments were being reported to credit bureau. On 10/1/2019, the borrower called in to make a payment on the account and review increased payment information. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301842	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  From 02/01/2019 to 05/13/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 05/14/2019, The borrower called in to make a payment on the account. From 05/22/2019 to 06/24/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 06/25/2019, The verbally authorized third party called in to make a payment on the account. From 07/02/2019 to 10/14/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful.On 10/14/2019, The borrower and verbally authorized third party called in to make a payment on the account. From 10/23/2019 to 02/4/2020, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 02/5/2020, The borrower called in to make payment arrangements on the account. From 02/5/2020 to 02/14/2020, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300452	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact with 51 servicer contact attempts. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300338	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 07/08/2019, 08/06/2019, 09/09/2019, 11/08/2019, 12/13/2019 and 02/05/2020.  No further contact was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300344	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  There was no contact with the borrower prior to 09/17/2018.  On 09/17/2019 the borrower authorized payment in the amount of $4,877.67.  There was no subsequent contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300349	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  02/01/2019 - 06/27/2019 There is no evidence of contact with the borrower during this period. 06/28/2019 - Borrower made a payment in the amount of $2770.49. 07/15/2019 - Borrower inquired if a fee would be assessed to them if they made a payment via the customer service representative. 07/19/2019 - Borrower made a payment in the amount of $1006.83. 09/04/2019 - Borrower called in to inquire why their payment has went up and state that they will dispute. Borrower states that this is a rental payment. 10/22/2019 - Borrower made a payment in the amount of $982.15. 12/11/2019 - Borrower was transferred to customer service. 01/21/2020 - Borrower made a payment in the amount of $1969.30. 01/22/2020 - 01/31/2020 There is no evidence of contact with the borrower during this period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300319	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  There was no contact prior to 08/05/2019. On 08/05/2019 borrower called in to bring loan current. Borrower stated auto draft was set up to begin on 07/15/2019 and would like a 1 time courtesy fee waiver for the late fee since thought auto draft was in effect. Borrower made payment in amount of $2407.10 and was provided with the confirmation number. On 09/24/2019 borrower called in to confirm payment was set up and the agent confirmed. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300309	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  From 01/01/2019 to 07/01/2019, There was no communication from the borrower or attempts from the servicer. On 07/02/2019, The borrower called in regarding automatic draft on the account and payment information. From 07/03/2019 to 02/13/2020, There was no communication from the borrower or attempts from the servicer. On 02/14/2020, The borrower called in to make a payment on the account. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Closed Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301768	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  On 02/01/2019 the borrower called promised to pay. On 03/05/2019 the borrower called promised to pay. On 04/10/2019 the borrower called promised to pay. On 05/02/52019 the borrower called to make a payment. On 08/05/2019 the borrower called to make a payment. On 08/07/2019 the borrower called to confirm payment. On 11/08/2019 The borrower called to check if payment was received stated spouse should have made payment. On 11/13/2019 the borrower called confirmed payment was made today. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300304	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  There were no attempts to contact the borrower prior to 06/13/2019.  There were 3 outbound contact attempts on 6/13/2019.  The borrower called on 6/25/2019 to authorize automated clearing house advising that they thought the payment was on automated clearing house with prior servicer and requested to waive the late fee.   There was an additional attempt on 7/5/2019 the borrower called in on 8/29/2019 requesting a full payment history .   The borrower called in on 9/4/2019 remit a payment by phone.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300265	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2019.  No contact with borrower prior to 6/28/2019.  On 6/28/2019 inbound call from borrower.  Borrower decided to pay today through bill pay and again on Sunday. No other contact with borrower through the review period.  Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301844	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  02/01/2019 - 08/05/2019 There is no evidence of contact with the borrower during this period. 08/06/2019 - Third party (representative from Cape Harbour) called in to bring the loan current. The agent advised that the third party needed authorization. A Letter of Authorization was received on 08/08/2019.  08/09/2019 - 01/31/2019 There is no evidence of contact with the borrower during this period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300360	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  From 02/01/2019 to 10/19/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 10/21/2019, The borrower called in regarding obtaining a automatic draft form. From 10/28/2019 to 12/21/2019, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 12/23/2019, The borrower called in to make a payment on the account. On 12/30/2019, The borrower called in to authorize spouse on the account. Verbally authorized third party spoke regarding the automatic draft setup. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301793	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  02/01/2019 - 06/17/2019 There is no evidence of contact with the borrower during this period. 06/18/2019 - Borrower is not a United States citizen. Borrower called in to request assistance in setting up their online account. 08/15/2019 - Borrower called in to schedule 3 payments. 09/27/2019 - Borrower made a payment in the amount of $2993.47. Borrower states that they requested auto payment and their payments still have not been taken out. 11/18/2019 - Borrower made 3 payments in the amount of $2959.56 to bring the loan current. Borrower requested to set up auto payments. Borrower states the reason for default was due to illness of family member.  01/15/2020 - Borrower made a payment in the amount of $4077.68. On 02/14/2020 borrower agreed to pay $1999.36. 02/27/2020 Borrower called inquiring about payment no drafting for the 02/17/2020 payment. Servicer advised a notice was sent out on 02/12/2020 and was missed due to not scheduling last payment.  No further contact was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300418	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower contacted the servicer on the following days to schedule a payment: 02/15/2019, 03/08/2019, 04/12/2019, 06/06/2019, 07/01/2019, 07/30/2019, 08/28/2019, 09/20/2019, 10/21/2019, 11/22/2019, 12/27/2019, 01/21/2020. There is no other borrower contact noted during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300303	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  From 02/01/2019-06/27/2019 there was no contact established. 06/28/2019 Called to verify the insured name and policy or still due agent advised policy is acceptable and active. There was no further contact established. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300414	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  No contact from 02/01/21019 - 08/13/2019. 08/14/2019 - Borrower authorized payment in the amount of $6,468.88.  09/25/2019 - Borrower authorized payment in the amount of $2,145.25. No further contact with the borrower. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300866	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300938	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower called on 02/28/2019 and verified their information. The details of the conversation were not provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  The borrower called in to make a payment in the amount of $967.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300871	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  The borrower made a promise to pay and discussed home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300872	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300873	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  Borrower was advised that the signed modification documents would be needed to be returned by 06/22/2019 and advised the borrower of when the next payment was due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute was noted on 02/07/2019. No follow up contact with the borrower about the dispute. Dispute was resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The representative spoke with the borrower. The borrower is unable/unwilling to offer a promise to pay. The borrower inquired about deed release for having home equity account with credit union. The representative transferred call to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300877	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300879	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 09/17/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300939	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 09/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a disaster area due to XXX. No evidence of damage.
				XX/XX/XXXX	XX/XX/XXXX
762300882	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Borrower called in to change payment date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300885	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Borrower will pay the Oct payment in 2 weeks.  Borrower not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300887	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  The borrower called in 6/20/2018 with questions about property tax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 09/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  9/6/2019, in which a third party had an escrow inquiry.
12/6/2019- B1 called to get issue cleared up. see notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300896	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The last contact with the borrower was on 04/17/2019. The borrower had a complaint about credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300897	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  On 12/3/19 the borrower promised to pay. Inbound call. Primary will be removed from bankruptcy. The property is owner occupied. The borrower promised to pay $1,353.41 by 12/10/19 to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited information available  On XX/XX/XXXX inactive bankruptcy and borrower consented to the call from the agent.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300899	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2017.  The borrower advised would be making the payment on the 28th of July.
10/25/2019- B said had concerns with recast agrmnt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300901	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300941	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The borrower called to request the mortgage statement be sent via e-mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects that the property was located in a disaster area affected by XXX from XX/XX/XXXX.  No property damage was reported.
				XX/XX/XXXX	XX/XX/XXXX
762300905	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  Borrower called to make a promise to pay for $1217.44
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300908	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  9/30/19-The borrower referenced curtailment of income and made a promise to pay.

12/03/19- the borrower called regarding checked cashed with NSF on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in an area impacted by a disaster (XXX XX/XX/XXXX); damage was reported and a claim was filed.  The claim was not monitored.
				XX/XX/XXXX	XX/XX/XXXX
762300909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019.  Authorized 3rd party scheduled a payment in the amount of $2039.51
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300910	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower called to promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Borrower accepted a payment plan and advised that they couldn't process a payment because they forgot their checking account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300914	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The customer called in and to make a  payment on the account and was advised that the final modification agreement would be sent soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  The borrower called to make a payment and discuss their trial payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The subject property is located in an area declared a disaster area due to XXX (XXX). There is no evidence of property damage.
				XX/XX/XXXX	XX/XX/XXXX
762300942	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The borrower advised that their sibling pays the bills at the property and occupies the home. The customer advised would pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300916	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2019.  The borrower promised to make a payment on 09/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300946	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019.  The borrower called promised to pay. Borrower  accepted a promise to pay 1 payment cure 12/31/2019 $1680.51 reason for default is resolved, waived late fee of $48.27 courtesy waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300918	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower called to change the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300919	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300920	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2017.  The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300921	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  12/17/2019- borrower called regarding HELOC application, was transferred but call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  A prior bankruptcy was noted. The terms of the bankruptcy were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300922	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower made a payment in the amount of $2498.71.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300923	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  An authorized third party was contacted 10/10/2016 regarding general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  10/10/2019 spoke with borrower, borrower need copy of homeowners policy Lender Placed

The borrower called in regarding insurance payment. The borrower thought the premium was lower and stated will call back once speaks with husband.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300928	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Borrower called in regards to the balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300934	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower stated their excessive obligations caused a 30 day late payment.  The accepted a one payment cure plan on 05/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported property damage on XX/XX/XXXX due to XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a disaster zone due to XXX noted on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower declined mortgage assistance. Borrower states the reason for default was due to having a medical procedure and requested two weeks to get back on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300976	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300978	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2020.  There was no contact from 04/01/2019 through 04/26/2019.  On 04/27/2019, the borrower called in to make a payment.  On 05/30/2019, the borrower stated did not set up a verbal repayment plan and stated is no longer needed.  The forbearance was closed out and unsure why it was opened.  On 06/26/2019, the borrower stated will call in the payment on Friday.  On 08/27/2019, the borrower stated is making the payment in a few days.  The borrower received the ARM payment change letter and is aware of online payment options.  On 10/29/2019, the borrower stated will make the payment tomorrow.  On 11/27/2019, the borrower stated will make the payment on Friday 11/29/2019.  On 12/20/2019, the borrower called in to request an extended term stating the coborrower is ex-spouse and would like them to be removed.  The servicer stated to remove will need to refinance.  On 01/20/2020, the borrower wants to close workout stating may refinance.  Contact attempts were made, but no further contact was made through 03/31/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300981	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  There was no contact prior to 05/03/2019. On 05/03/2019 the borrower called to make a payment on the account. On 05/23/2019 the borrower inquired about the last day of the grace period. The borrower called on 06/10/2019 to make a payment. On 06/19/2019 the borrower called about the monthly statement. Advised the payment was received after the bill was sent. On 10/07/2019 the borrower was verified. On 11/05/2019 the borrower was advised fo an ARM change. On 11/20/2019 The borrower called about autodraft payments. On 03/25/2020 the borrower called to make a payment. No further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301496	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The account was referred to foreclosure prior to the review period. Contact was first established on 06/07/2019. The borrower was informed the foreclosure was on hold for the active trial plan. On 07/01/2019 and 08/02/2019 the borrower made the final two payments under the plan and discussed the next steps in the modification process. The borrower advised on 08/28/2019 they executed and sent back in the modification agreement. The account was modified and the foreclosure was closed on XX/XX/XXXX. The borrower called on 09/13/2019 to confirm the loan was modified and the next due date/amount due.  The borrower was contacted on 09/25/2019 to complete the welcome call since the modification was completed. The next contact was established on 11/27/2019 when the borrower was contacted and the account status was discussed. There was no further evidence of borrower contact. The notes referenced from 12/13/2018 through 06/15/2020 payments being made each monthly through the automated system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300509	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020.  No contact from 06/01/2019 - 04/08/2020. On 04/09/2020, the Borrower made an inbound call to confirm the account was still on an active Forbearance Plan. On 06/10/2020, the last contact from the Borrower was via an inbound call to inquire about a payment that was sent by mail. the Payment had been received and had posted for 05/2020. The Reason For Default Curtailment of Income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300510	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301684	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019.  First contact with borrower during review period was on 11/12/19 when borrower called to discuss hardship and assistance options.  11/13/19 borrower called to discuss hardship and possible 401K withdrawal.  11/18/19 borrower inquired about reinstatement and discussed hardship.  11/25/19 borrower provided update on reinstatement funds.  11/29/19 borrower requested updated reinstatement quote.  12/9/19 borrower obtained wiring instructions for reinstatement.  No further contacts during review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300160	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019.  There was no contact prior to 09/18/2019. On 09/18/2019, the borrower called in to discuss their modification trial payment plan. There has been no further contact with the borrower noted as of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301990	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Prior to 8/15/2019 there was no borrower contact.  08/15/2019 the borrower called to confirm that her payment was received. 09/30/2019 The borrower called to make a payment. 10/16/2019 The borrower stated that the final modification had not yet been received. The RFD was due to curtailment of income.  The borrower was advised on 1/22/2020 that it would take 3 business days the for claim check to be released.  There was no further contact with the borrower. There was a non monitored claim for XXX damage which occurred on XX/XX/XXXX. The claim funds were released on XX/XX/XXXX. The borrowers updated cellular number is XXX-XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301718	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 2.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer not attempting to contact borrower directly.  The loan was previously involved in a contested foreclosure.  All communication was with the borrower's attorney.  The loan was in active foreclosure status until XX/XX/XXXX when the loan was modified and brought current.  There has been no direct contact with the borrower since the modification reinstated the loan.
				XX/XX/XXXX	XX/XX/XXXX
762301497	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Loan was delinquent 06/2019. There was no contact with borrower from 06/01/2019 to 08/08/2019. On 08/09/2019 servicer advised borrower of foreclosure status and offered assistance options. Contact from 08/10/2019 to 08/29/2019 was regarding documents needed for review and modification terms. RFD cited as curtailment of income.  Borrower called 10/29/2019 to discuss modification and stated payment would be made on 10/31/2019. Borrower called 10/30/2019 to make payment. Borrower called 12/10/2019 to make payment. Servicer advised final approval is in process and to continue making payments on account. Borrower called 12/16/2019 and stated will send in final agreement. Loan was modified 12/30/2019. Borrower called 01/16/2020 to make payment on account. Borrower called 05/26/2020 to verify payment amount and due date. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300161	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  First contact during review period was on 6/21/19 when borrower discussed returning mod docs.  7/1/19 borrower confirmed docs received and under review.  7/9/19 borrower made loan mod payment.  8/30/19 borrower made a payment and discussed assistance options.  10/1/19 borrower made a payment.  11/5/19 borrower made a payment.  5/12/20 borrower inquired about refinance.  No further contacts during review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301492	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  There was no contact from 06/01/2019 to 07/11/2019.On 07/12/2019 the borrower made a payment of $1,610.53.  On 08/15/2019 the borrower made their monthly payment and discussed getting new insurance.  On 08/17/2019 the borrower confirmed their  new insurance carrier.  On 09/03/2019 the borrower confirmed the insurance premium had been paid.  On 10/29/2019 the borrower made a payment.  On 12/16/2019 the borrower stated they had excessive obligations.  On 01/07/2020  The borrower scheduled a payment of $1,348.40 for 01/15/2020.  On 01/15/2020 The borrower scheduled a payment of $1,348.40 for 01/31/2020.  From 01/30/2020 to 05/18/2020 there was regular monthly contact for the borrower to make payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301758	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  No contact from 06/01/2019 - 08/26/2019 The borrower called on 8/27/2020 to go over retention and non-retention options, RFD was stated as unemployment.  The borrower called on 10/25/2019 to discuss status of the loan and was advised of payment options.  The borrower called on 11/22/2019 and was advised of foreclosure status and loss mitigation options.  The borrower called to make a payment on 11/22/2019.  The borrower called on 12/20/2019 and on 12/27/2019 to discuss loss mitigation options.  The borrower stated on 1/3/2020 that they will be able to make a payment on 1/17/2020.  The borrower called on 1/17/2020 to verify payment was set up.  The borrower declined a welcome call on 2/3/2020 but wanted to set up ACH.  The borrower called on 2/20/2020 to make a payment.  The borrower called on 2/28/2020 to discuss automated clearing house payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Closed - not complete.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301722	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019.  Prior to 08/19/2019, there was no contact with the borrower. On 08/19/2019, the borrower advised that they will try to make a payment by the end of the month. Borrower noted reason for delinquency as unemployment. On 09/09/2019, the borrower advised of change of income and will bring the account current by the end of month. Reason for delinquency was changed to curtailment of income. On 12/16/2019, the borrower processed a payment and noted reason for delinquency as excessive obligations. No further contact was noted with the borrower but on 03/24/2020, the comments reflect borrower being impacted by pandemic and a 3-month pandemic forbearance started on XX/XX/XXXX for 3 months from XX/XX/XXXX to XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301992	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  There was no contact prior to 11/18/2019.  On 11/18/2019, the customer sent funds that were applied towards the principal balance in error.  A request was submitted to move the funds.  The reason for default was marked as excessive obligations.  On 04/28/2020, the borrower reviewed the billing statement and confirmed the mailing address.  There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301723	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2020.  On 06/21/2019, the co-borrower called to make a payment. The account was under a trial modification from 06/01/2019 to 08/01/2019, but the 06/2019 payment was short $7.73, so a denial was issued 07/23/2019. On 07/30/2019, the borrower called to make a partial payment but was advised that the past due amount is required. The borrower stated intention to call back. The same day, the co-borrower stated intention to go online and print out the application to complete the loss mitigation package by 08/09/2019. The co-borrower was advised of the documents needed. On 07/31/2019, the borrower followed up to confirm documents were received but was advised to follow up Monday. On 08/05/2019 and 08/12/2019, the borrower followed up and was advised that no further documents were needed at that point. On 08/30/2019, 10/11/2019 and 11/12/2019, the borrower called to make a payment on the trial modification. On 11/20/2019, a welcome call was completed and the borrower was advised of the steps following the trial modification. On 12/04/2019, the loan was modified effective 01/01/2020 and the account was removed from foreclosure. On 12/18/2019, the co-borrower called and was congratulated on the modification and the terms were reviewed. There was no further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification completed 06/01/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301724	2	[2] Current Status - Bankruptcy [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020.  There was no contact prior to 06/03/2019. On 06/03/2019 the borrower called in to make a payment. The borrower called around the 1st of each month from 07/2019-06/20 to make payments. On 03/05/20 the borrower called in and was advised on the escrow increase. There was no additional contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The comments did not provide the bankruptcy case details in the commentary provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301726	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  There was no contact prior to 12/02/2019. On 12/02/2019 the borrower called for reinstatement amount also advised default. ON 12/09/2019 the borrower called promised to pay. On 12/16/2019 the borrower called provided the amount due and wiring instructions. On 12/196/2019 the borrower called advised mailing reinstatement. On 12/24/2019 the borrower called for loan assistance. On 01/08/20 The borrower called advised loan is current and doesn't understand reason their being called. On 01/28/20 the borrower called regarding account status advised loan is current. There was no further contact the remainder of the review period. Loan performing. No further contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301988	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  No contact was established 06/01/2019 - 12/23/2019.  On 12/24/2019, the borrower stated the reason for default was borrower illness for the owner occupied property with intention to retain.  On 05/28/2020, the last contact from the borrower was via an inbound call in which the borrower said the reason for default was curtailment of income and is interested in retaining the owner occupied property.  No further contact was noted through 05/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300512	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020.  Borrower called to make a payment on 06/05/2019 and 07/05/2019. Borrower called to make a payment on 08/06/2019 and provided information for modification. Borrower called on 09/04/2019 to make payment and servicer advised of modification approval and three-month trial. Borrower made payment on 10/03/2019, 11/06/2019 and 12/06/2019. Borrower made payment on 01/06/2020 and curtailment of income was cited as reason for delinquency. Borrower made payment on 02/03/2020, 03/10/2020, 04/09/2020, 05/07/2020 and 06/08/2020. There has been no subsequent contact and loan is current.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301632	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. The loan is current and performing and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301994	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  There was no contact prior to 6/11/2019.  The borrower stated on 6/11/2019 that curtailment of income was the reason for delinquency.  The borrower called to make a payment on 6/15/2019, 7/14/2019, 8/9/2019, 9/20/2019, 11/2/2019, 11/30/2019, 12/14/2019, 1/11/2020, 2/8/2020, 3/6/2020, 4/4/2020, 4/17/2020, 5/1/2020, and on 6/15/2020.  There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301730	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Previously modified on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been minimal contact attempts during the review period due to an active bankruptcy. The borrower pursed a modification during the bankruptcy and was approved. The bankruptcy was dismissed and the loan was modified in 1/2020. The borrower has been performing since the loan was modified.
				XX/XX/XXXX	XX/XX/XXXX
762300515	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  There was no contact prior to 10/02/2019.  On 10/02/2019, the servicer advised of the trial plan details.  On 10/08/2019, the customer accepted the trial plan and verified owner occupancy.  On 10/09/2019, the co-borrower discussed the trial plan that was set up and verified the hardship was unemployment.   There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301882	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were 36 contact attempts to reach the borrower. The most recent contact attempt occurred on 12/28/2019. The loan has been current since 12/2019. The loan is current and performing. A loan modification was completed on XX/XX/XXXX. There is no evidence of contact with the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301995	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  No contact attempts were made from 6/1/19 to 6/30/19. On 7/1/19 the servicer left the borrower a message related to a borrower social media post about escrow changes. The borrower was not responsive to bi-weekly calls from the servicer from 8/24/19 to 10/3/19. On 10/24/19 the borrower called and stated the escrow increased when it shouldn't have as this is a land-only loan without a structure and asked to have a manager call back; the servicer sent an internal escalation for a call back. The borrower was not responsive to calls from the servicer on 10/24/19, 10/28/19 or 10/31/19. Outbound contact was made with the borrower on 11/7/19; the manager attempted to explain the escrow breakdown however the borrower interrupted the servicer to the extend that the servicer had to end the call. The borrower was not responsive to a call from the servicer on 11/12/19. The borrower returned the servicer's 11/13/19 call and stated would call the tax appraiser to confirm the impound is correct. The borrower was not responsive to a call from the servicer on 12/7/19. On 12/9/19 the borrower submitted a research request via email and requested to remove the escrow impound from the payments. The borrower was not responsive to a call from the servicer on 12/10/19. No co0ntact attempts were made from 12/11/19 to 5/31/20. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Borrower claims had mod in XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300258	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Only contact during review period was on 1/16/20 when borrower promised to pay and discussed hardship.  No further contacts during review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300259	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020.  From 06/03/2019 to 09/19/2019, the servicer attempted to contact the borrower and the attempts were unsuccessful.  On 09/20/2019, the customer reported the hardship as death of a parent and promised to pay $1,772.31 on 09/23/2019. On 11/14/2019, the borrower was informed of the total amount due and cited the hardship as funeral expenses for a family member.  The servicer offered to take financials for assistance options; but the caller wants to discuss the matter with the spouse.  On 11/27/2019, the customer called in regarding questions about pre-approved modification; and made a payment.  From 11/29/2019 and 12/31/2019, the modification status was discussed.   On 05/05/2020, payment status was discussed.   On 05/20/2020, a promise to pay was made.  On 06/24/2020, The borrower called in to make a payment on the account.  There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301764	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  There was no contact with borrower from 6/1/19 through 6/6/19.  On 6/7/19 the borrower was contacted and gave a promise to pay and a trial payment plan for a modification was established.  On 6/27/19 the borrower was contacted and agent discussed terms of the modification and how important it was to make the trial payments on time. There was no contact from 6/28/19 through 10/3/19.  On 10/4/19 the borrower was contacted and gave permission to call cell phone and updated their email address via web access. On 11/5/19 the borrower called in and confirmed they had returned the final modification agreement.  On 11/6/19 the borrower called to check on status of the modification.  On 11/14/19 the borrower called to discuss the modification package and advised he had sent in the November payment.  On 11/20/19 the borrower called for status and was advised to follow up in 25 days.  There has been no further contact with the borrower from 11/21/19 through 6/31/20.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 2.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301766	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  There was limited contact with the borrower due to an active bankruptcy. The only contact was on 10/11/2019 when the borrower called in and authorized a payment in the amount of $1,517.60. There was no contact after 10/11/2019. The borrower has made all other payments through the IVR system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301885	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  No contact with the borrower from 06/01/2019 through 12/04/2019. On 12/05/2019 borrower contact discuss payment options. On 04/23/2020 borrower contact with general account information. Borrower advised no longer needed the forbearance plan. On 05/14/2020 borrower stated will be making payment via application. There was no further contact with the borrower from 05/15/2020 to current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301891	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  There was no contact prior to 06/03/2019.  On 06/03/2019, the borrower called in to make a payment over the phone.  On 07/03/2019, the borrower called in to make a payment.  On 08/07/2019, the borrower called to make a payment. On 08/16/2019, the borrower called to make a payment. On 08/16/2019, the borrower requested a payoff. The borrower was advised the loan is in foreclosure.  On 09/12/2019, the borrower called to make a payment. The loan was in bankruptcy and was dismissed on XX/XX/XXXX.  On 09/25/2019, the borrower called and discussed options. On 10/15/2019, the borrower called to discuss options. On 11/01/2019, the borrower called to discuss options. On 11/25/2019, the borrower called to discuss options. On 12/03/2019, the borrower called to discuss options. On 01/03/2020, the borrower called to make a payment. On 01/14/2020, the borrower called to make a payment. On XX/XX/XXXX, the loan was modified.  On 02/14/2020, the borrower called to make a payment. On 04/03/2020, the borrower called to make a payment and to request assistance due to pandemic.  On XX/XX/XXXX, the borrower called in to follow up on the forbearance plan and was advised was approved for three months.  The borrower stated will make the May and June payment in June.  No further contact was made with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301892	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  There was no contact prior to 1/10/2020. On 1/10/2020 the borrower called to make a payment. On 4/17/2020 the borrower called to make a payment. There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302037	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300992	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  From 06/01/2019 to 09/04/2019, There was no communication from the borrower or attempts from the servicer. On 09/05/2019, The servicer attempted to contact the authorized third party and a message was left. On 09/06/2019 and 09/09/2019, The servicer attempted to contact the authorized third party and a message was left. On 09/11/2019, The servicer spoke with authorized third party regarding the borrower's intentions. On 09/19/2019, The servicer spoke with authorized third party regarding modification information On 10/31/2019, The borrower called in and was advised of trial payment and scheduled a payment on the account. On 12/06/2019, The borrower called in to make a payment on the account. On 12/19/2019, The borrower called in to advised they will be sending out the modification package.  On 12/24/2019, The borrower called in to confirm status of executed modification. On 01/09/2020, The borrower called in to make a payment on the account. There is no further communication from the borrower and no attempts from the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300993	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  On 06/17/2019, The servicer attempted to contact the borrower and no message was left.On 7/11/2019, The servicer attempted to contact the borrower and no message was left. On 09/09/2019, The borrower called in to make a payment on the account. On 10/11/2019, The borrower called in to make a payment on the account. On 11/13/2019, The borrower called in to make a payment on the account. From 12/23/2019 to 01/15/2020, The servicer attempted to contact the borrower and no message was left. There is no further communication from the borrower and no attempts from the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300521	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  There was no borrower contact prior to 11/6/2019.  On 11/6/2019, the borrower called and discussed the modification and the escrow shortage.  On 12/27/2019, the borrower called and stated they mailed a check on 12/2 and requested fee to be removed.  On 1/6/2020, the borrower called to see if the payment was found. Borrower advised another payment was mailed on 1/2/2020.  On 1/24/2020, the borrower called and verified everything was fine and requested the fee waiver.  No further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300120	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  On 6/26/2019, the borrower made a promise to pay. On 7/19/2019, the borrower called in to process a payment declined all program assistance options. On 7/25/2019, the borrower contacted provided total amount due. Borrower advised roofing business slow due to heavy rains and estimated ability to make August payment by the 15th of the month. Agent advised account not eligible for refinance to date. On 8/16/2019, the borrower made a promise to pay. Agent advised not eligible for refinance borrower advised business was slow and intent to keep the property. On 8/20/2019, the borrower stated their intention to retain the property and inquired about the amount required to reinstate the loan. On 8/22/2019, the borrower made a promise to pay. On 08/26/2019, the borrower made a promise to pay. On 09/21/2019, the borrower made a promise to pay. On 09/25/2019, the borrower stated they were still experiencing financial difficulties. On 10/22/2019, the borrower made a promise to pay. On 10/23/2019, the borrower called in to apply for a loan modification. On 10/24/2019, the borrower stated they would rather reinstate the loan without loss mitigation assistance. On 10/28/2019, the borrower promised to return their modification agreement. On 10/30/2019, the borrower was informed their modification is pre-approved. On 10/31/2019, the borrower made a payment by phone. On 11/08/2019, the borrower stated their intent to retain the property and inquire about a tax letter they received. On 11/19/2019, the Servicer advised the borrower about the XXX act terms and conditions. On 12/05/2019, the borrower made a payment by phone. On 01/03/2020, the borrower called in to inquire if their mailed documents had been received. On 05/22/2020, the borrower called in to make sure their most recent payment had posted to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300117	2
[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  On 06/05/2019, the borrower made a promise to pay. On 06/06/2019, the borrower stated they were experiencing a curtailment of income and would make a payment the following week. On 06/27/2019, the borrower made a payment by phone. On 07/11/2019, the borrower called in to inquire about their escrow shortage. There has been no further borrower contact noted as of the review period.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a disaster due to XXX on XX/XX/XXXX; there is no evidence of property damage.
				XX/XX/XXXX	XX/XX/XXXX
762301745	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  On 06/11/2019 borrower called stated she received a PPM document. Servicer advised that the document is a indemnification agreement letter. On 06/27/2019 servicer called the borrower regarding inspection. The borrower advised has not yet heard from the inspector. On 07/02/2019 servicer advised borrower the complete package was received and has been forwarded to underwriting. On 07/05/2019 servicer advised borrower of the trial plan and payment amount and consequences if failure to make payments. On 07/11/2019 borrower called in regards to loan modification agreement and advised will reach out to bankruptcy attorney for copy. On 07/25/2019 borrower called advised received agreement on 07/24/2019. Servicer advised first payment due is 09/01/2019 for $655.80. On 08/27/2019 borrower called to make a payment. On 09/23/2019 borrower called to make trial payment. On 10/24/2019 servicer went over borrower of the total amount due. Servicer advised will pay trial payment a little before November. On 10/31/2019 borrower called to make a payment in amount of $655.80. Borrower advised was not aware of the PBP fee. Servicer advised borrower of other ways to pay. On 11/29/2019 borrower called to set up trial plan payment on account. On 01/21/2020 borrower called in to find out when her next payment is due. On 04/20/2020 borrower called advised she was not delinquent in October. Servicer advised borrower how the modification worked. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301747	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  On 7/3/2019 borrower called about foreclosure option. On 8/23/2019 borrower advised to mod agreement was sent back. On 8/30/2019 borrower called to make a payment. On 9/26/2019 borrower called to make a payment. On 10/28/2019 borrower is making payments. On 11/7/2019 lender advised paperwork has been sent. On 12/2/2019 lender advised not make is needed for December. On 1/30/2020 borrower called to schedule payment. On 2/28/2020 borrower advised payment was modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300247	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  No contact made from 6/1/19 to 7/25/19 due to active chapter XX bankruptcy. On 7/26/19, 7/29/19 and 7/31/19 the borrower called to request a duplicate year end statement. On 8/8/19 the authorized third party (borrower's bankruptcy attorney) called to request a post-petition payment history. On 8/20/19 the borrower called to request that the mortgage statements are sent via email. On 8/21/19 the borrower's attorney called to confirm post-petition payment status. No contact attempts were made from 8/22/19 to 9/19/19; bankruptcy was dismissed on XX/XX/XXXX. Outbound contact was made with the borrower on 9/20/19 to obtain financials for a modification review. On 9/23/19 the borrower's bankruptcy attorney for the previous dismissed chapter XX called to obtain the loan status. No contact attempts were made from 9/24/19 to 10/6/19. On 10/7/19 the borrower's attorney called to discuss the missing documents needed to further the modification review. On 10/10/19 the borrower's attorney called for loss mitigation status; the servicer advised the file in under review with the underwriter. On 10/16/19 the borrower's attorney called to request a copy of the trial plan agreement. On 10/30/19 the borrower called to make the first trial payment. No contact attempts were made from 10/31/19 to 11/26/19. On 11/27/19 the borrower called to make the second trial payment. No contact attempts were made from 11/28/19 to 12/29/19. On 12/30/19 the borrower called to make the third trial payment. No contact attempts were made from 12/23/19 to 2/18/20. On 2/19/20 the borrower called to confirm the payment address. On 2/27/20 the borrower called to make a payment. No contact attempts were made from 2/28/20 to 3/25/20. On 3/26/20 the borrower called to discuss relief options for an unspecified pandemic impact. On 3/27/20 the borrower called to make a payment; the borrower called back on 3/30/20 to confirm the payment had posted and confirmed no pandemic impact. No contact attempts were made from 4/1/20 to 5/26/20. On 5/27/20 the borrower called to make a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Prior bankruptcies: CH XX case #XXX filed XX/XX/XXXX dismissed XX/XX/XXXX; CH XX case #XXX filed XX/XX/XXXX dismissed XX/XX/XXXX; CH XX case #XXX filed XX/XX/XXXX dismissed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300248	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has been no contact with the borrower during the review period.  A credit dispute was noted as received and resolved on 02/05/2020.
				XX/XX/XXXX	XX/XX/XXXX
762300947	2	[2] Occupancy - Occupied by UTD [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No attempts or contact made throughout the review period. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300951	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020.  Prior to 6/14/2019 there was no borrower contact.  The borrower called on 6/14/2019 to follow up on status of final modification agreement.  The borrower called on 6/21/2019 to inquire about status of final modification agreement.  The borrower was advised on 7/5/2019 to follow up next week on mod.  The borrower called on 7/8/2019 and 7/9/2019 to follow up on mod.  The borrower stated on 7/23/2019 and was advised of status of the loan.  The borrower was advised on 7/25/2019 that they were behind on escrow.  The borrower called on 7/31/2019 and had XXX terms and conditions reviewed.  The borrower was advised of total amount due on 11/21/2019.  The borrower called on 11/22/2019 and stated he is going through a divorce and updated financials.  The borrower called to make a payment on 11/25/2019.  The borrower called on 11/26/2019 to verify receipt of payment.  The borrower called to make a payment on 12/9/2019, 1/14/2020, 2/10/2020, 3/13/2020, 4/15/2020, 5/17/2020, and 6/5/2020.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 3.375%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300953	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  On 06/03/2019, the Servicer advised the borrower to keep making their modification trial payments. On 07/01/2019, the borrower made a promise to pay. On 07/10/2019, the borrower made a payment by phone. On 08/08/2019, the borrower called in to go over the terms of their permanent loan modification. On 08/26/2019, the borrower promised to mail their permanent modification documents. On 10/03/2019, the borrower promised to call back later. On 10/24/2019, the borrower called in to inquire about the modification’s deferred balance. On 11/29/2019, the borrower called in to set up a payment. On 02/18/2020, the borrower filed a payment dispute, stating they made their payments on time and there shouldn’t be any late charges applied to their account. There was no further borrower contact noted as of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300954	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  No contact was established 06/01/2019 - 09/15/2019.  On 09/16/2019 the borrower authorized a trial modification payment.  On 10/23/2019 and 11/05/2019 the borrower authorized a payment in the amount of $2269.89.  A loan modification was completed on 11/29/2019.  On 12/20/2019 the borrower inquired about corporate advances.  On 02/13/2020 the borrower advised an insurance renewal bill was received.  On 02/14/2020 the borrower was advised premium was disbursed.  No further contact was noted through 05/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300475	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  On 9/26/2019 borrower called in to see if they can accept the agreement. On 9/26/2019 lender advise payment due on 10/1 borrower advised will call back to make the payment. On 10/4/2019 borrower called to schedule payment and to see if agreement was received. On 10/10/2019 Lender advise the check mailed was not received and next due is 10/1/2019. On 11/4/2019 borrower called to schedule payment. On 11/13/2019 lender advised call was place because the loan was still past due. On 12/4/2019 borrower called to see if agreement was received lender advised not yet. On 12/10/2019 borrower called to check on agreement lender advised has been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300479	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy [2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.  Closed and billed XX/XX/XXXX and again on XX/XX/XXXX.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Prior case#XXX was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is in active Bankruptcy and there was no borrower contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300483	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  From 06/01/19-06/26/19 there was no contact with the customer. 06/27/19 the customer called in to discuss the account and general servicing. On 07/17/19 the borrower called in to confirm general information and made a payment. 09/18/19 the customer made a payment. On 11/25/19 the customer sought out assistance options for the loan and discussed the online portal. On 12/18/19 the borrower called to process a payment. On 01/15/20 the borrower called to confirm the amount due and general information. On 02/19/20 the borrower customer called to make a payment. On 04/14/2020 the customer confirmed the total due and no disaster impact occurred. 05/15/20 the customer called to discuss a forbearance plan. On 05/20/20 the customer called expressing a curtailment in income and confirmed the total due. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302035	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020.  There was no contact prior to 02/24/2020. On 02/24/2020 servicer returned borrower call. Borrower requested copy of year end statement. The agent advised was mailed out and requested a copy to be sent to borrower via email. On 03/24/2020 borrower called in advising received statement and it show as delinquent. The agent advised loan is current and no late fees and advised will send payment statement showing update. On 03/31/2020 borrower called in trying to set up online access and stated is not working. The agent advised due to trial plan and will not have access until 07/01/2020 payment is made. On 04/01/2020 borrower called in amount of $1012.61 and was provided with the confirmation number. On 05/01/2020 borrower called in and made a payment in amount of $1012.61 and was provided with the confirmation number. On 06/01/2020 borrower called in and made a payment in amount of $1012.61 and was provided with the confirmation number. Comment on 06/03/2019 reflects insurance claim complete and the repairs have been confirmed as completed on the property and the remaining funds have been released to contractor. There has been no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Foreclosure closed as loan modification was completed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300984	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  On 06/25/2019, the borrower stated they applied for a loan modification with their prior servicer. On 06/26/2019, the borrower called in to make sure the Servicer received their faxed modification documents. On 07/18/2019, the borrower called in to check on their status of their trial payment plan. On 07/30/2019, the borrower called in to discuss their escrow payment not including their insurance premium. On 08/21/2019, the borrower the called in to check on the status of their loan modification. On 03/03/2020, the borrower made a payment by phone. On 04/23/2020, the borrower made a payment by phone. On 05/14/2020, the borrower made a payment by phone. There has been no further contact with the borrower noted as of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300987	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  There was no contact with the borrower prior to 06/05/2019.  On 06/05/2019, the borrower called in to make a payment and inquired about ACH.  The servicer walked the borrower through setting the automated clearing house up online. On 06/19/2019, the borrower called in requesting to switch to electronic statements.  The borrower stated has five loans with the servicer and all are on ACH.  No further contact was made with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300988	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  There was no borrower contact from 06/01/2019 to 12/16/2019. On 12/17/2019, the borrower stated they were interested in saving their home and wanted to apply for loss mitigation assistance. On 01/28/2020, the borrower made a payment by phone. On 03/02/2020, the borrower made a payment by phone. On 04/01/2020, the borrower made a payment by phone. On 04/28/2020, the borrower made a payment by phone. There has been no further borrower contact noted as of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300989	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  On 6/12/19 the borrower called to advise of a change in circumstance; borrower will reapply for assistance. The borrower was not responsive to calls from the servicer on 6/21/19 and 7/11/19. On 7/15/19 the borrower called to advise the application was submitted and the delinquency was caused by previous unemployment. The borrower was not responsive to bi-weekly calls from the servicer from 7/19/19 to 7/22/19. On 7/25/19 the borrower called to discuss missing documents. On 7/30/19 the borrower called for review status. The borrower was not responsive to a call from the servicer on 8/2/19. On 8/8/19 and 8/14/19 the borrower called to discuss missing documents. The borrower was not responsive to a call from the servicer on 8/16/19. On 8/21/19 the borrower called to follow up on the review. No contact attempts were made from 8/22/19 to 9/29/19. On 9/30/19 the borrower called; the commentary does not reflect the call notes. The borrower was not responsive to bi-weekly calls from the servicer from 10/9/19 to 10/25/19. On 10/28/19 the borrower called; the servicer advised 12/1/19 is the next payment due. Commentary from 10/30/19 to 1/12/20 was not provided. There was no contact with the borrower from 01/13/2020 through 04/05/2020 as the loan was performing under a modified payment. 04/06/2020 The agent advised the borrower that the loan is current and the 1st final modification payment was due on XX/XX/XXXX. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property is located in a disaster area for XXX in XX/XX/XXXX; no damages were reported.
				XX/XX/XXXX	XX/XX/XXXX
762302046	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020.  There was not any contact prior to 07/09/2019. Borrower made a payment and stated plans to keep property, borrower advised of long term harship, servicer advised of last payment received and next payment due, borrower stated will pay June by end of July. Reason for default is due to mortgagor's illness. 09/05/2019. Borrower made a payment via speed pay. Servicer scheduled next 3 months of payments without late fee. 02/14/2020. Borrower expressed dissatisfaction with year end 1098. 04/11/2020. Borrower stated dissatisfaction with unnecessary calls, servicer advised XXX policies regarding calls. Servicer resolved issue. 05/21/2020.  Borrower made a payment. 06/26/2020 Borrower made a payment. Servicer confirmed payment. There are not any borrower contacts after this date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301038	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020.  There was no contact prior to 07/19/2019.  On 07/19/2019, the servicer discussed the demand letter which expired on 07/21/2019 and possible referral to an attorney for legal.  The third party promised to send $700.00 now and another $700.00 by the end of the month.  On 09/10/2019, the servicer walked the spouse through filling out the hardship application online.  The caller confirmed that they were not impacted by the disaster.  On 10/14/2019, the authorized spouse was informed of the trial plan.  On 12/12/2019, the borrower’ spouse advised that sent a payment for $700.00 yesterday.  On 01/31/2020, the modification agreement was reviewed.  On 02/10/2020, the modification agreement was requested to be resent.  On 03/11/2020, the return of the final modification documents was discussed.  On 04/06/2020, the authorized third party advised that is current out of work and discussed workout options.   On 05/07/2020, the spouse promised to make a payment once the stimulus check is received.  On 05/13/2020, the servicer advised that a payment has not been received since 04/30/2020.  On 05/16/2020, a payment was promised.  On 05/26/2020, the third party stated that sent in extra funds and would like to use them towards May’s payment.  The servicer reviewed the payment history and submitted the request to apply the $150.60 in suspense towards a payment.  On 06/03/2020, the third party was informed that the suspense funds for $150.60 were applied toward the principal balance.  A request was made to reapply the $150.60 the escrow account.  On 06/04/2020, the authorized third party made a payment and was informed the last payment was applied towards the month of May.  The correction was processed on 06/16/2020.  There was no additional contact.  The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301058	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been no contact attempts during the review period as the borrower has made the payments on time. The loan is current and performing and there has been no contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302062	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Note that bankruptcy was discharged after the review cutoff on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact or contact attempts evident, as loan was in bankruptcy for the entire review period.  Note that bankruptcy was discharged after the review cutoff on XX/XX/XXXX. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301048	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact noted within the review period. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301077	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  2 prior modifications XX/XX/XXXX and XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower in the review period and no contact attempts. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301093	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  From 07/01/2019 to 08/15/2019, there was no communication from the borrower or attempts from the servicer. On 08/16/2019 and 08/21/2019, the servicer attempted to make contact with the borrower and the attempt was unsuccessful. On 09/06/2019, the servicer spoke with the authorized third party regarding the payment for the account. From 09/18/2019 to 10/18/2019, the servicer attempted to make contact with the borrower and the attempt was unsuccessful. On 10/21/2019, the borrower called in and advised will be able to bring the account current on their own. From 10/30/2019 to 01/22/2020, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 02/05/2020, the servicer spoke with the borrower and the borrower requested a interpreter. From 02/11/2020 to 02/26/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 02/28/2020, the borrower called in to request the total amount due. The borrower advised the payment will be made online. On 03/04/2020, the borrower called in to advise when payment will be made on the account. On 03/04/2020, the servicer attempted to make contact with the borrower and the attempt was unsuccessful. There is no further communication from the borrower and no attempts from the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302019	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  There was no contact prior to 08/09/2019.  On 08/09/2019 and 08/15/2019 the borrower called in about loss mitigation options. On 08/20/2019 and 08/28/2020 the borrower stated would make a payment 08/29/2019.  On 09/17/20219 the borrower called in stated could only make one payment this month. On 01/03/2020 the borrower set up the December payment will make January close to the end of the month.  On 01/21/2020 and 01/23/2020 the borrower called in to confirm loan status and that payments are scheduled. On 02/20/20 the borrower called in have have a new escrow analysis run and schedule payment.  No further comments.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302051	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been multiple attempts to contact the borrower with no successful contact.  The loan was performing for all but one month during the review period and the loan is current.
				XX/XX/XXXX	XX/XX/XXXX
762301099	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020.  There was no borrower contract prior to 09/24/2019.  On 09/24/2019, the borrower called about the modification of the promissory note received.  The servicer advised that the modification is in the process and the account is now showing an interest rate of 2.0%   The customer was encouraged to complete the application and send it back.  On 06/26/2020, the borrower had a payment related question.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301037	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact attempts during the review period as the borrower has made the payments on time. The loan is current and performing and there has been no contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301081	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  Prior to 7/15/2019 there was no borrower contact.  The borrower called to make a payment on 7/15/2019, 8/16/2019, 9/16/2019, 10/16/2019, 11/16/2019, 12/16/2019, 1/16/2020, 2/17/2020, 3/16/2020, 5/16/2020, and on 6/15/2020.  No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301030	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Multiple attempts were made to reach the borrower with no response.  There has been no contact with the borrower and the loan has been 30 days delinquent for the last five months.
				XX/XX/XXXX	XX/XX/XXXX
762302052	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  No contact prior to 02/14/2020. The borrower had not called in and there were no attempts to contact the borrower from 07/01/2019 to 02/13/2020. On 02/14/2020, the borrower called in regarding a letter received in the mail about a change of bank ownership. On 02/25/2020, the borrower called in about the insurance policy expiration. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301007	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020.  There was no contact prior to 07/31/2019. On 07/31/2019, 09/02/2019, 09/30/2019, 11/01/2019, 11/30/2020, 12/31/2019, 01/31/2020, 02/28/2020, 03/30/2020, 05/1/2020 and 06/01/2020 the borrower called to make a payment.  No further contact.  The loan is currently 30 days past due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301053	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  No contact was established 07/01/2019 - 07/04/2019.  On 07/05/2019 the borrower asked for confirmation their last payment was received; agent confirmed.  The borrower inquired about a payment increase on 07/24/2019; agent advised escrow analysis reflected a shortage in their escrow.  On 08/23/2019 the borrower advised their insurance carrier has not received payment; agent contacted carrier, updated policy information and advised premium would be disbursed.  On 08/29/2019 the borrower asked for confirmation their payment was received; agent confirmed.  The borrower called on 09/06/2019 about their tax payment; agent advised it was paid.  On 09/26/2019 and 10/25/2019 the borrower was advised their payment was received.  On 11/14/2019 the borrower called to make a payment but declined to pay the convenience fee; call was transferred to interactive voice response system.  No further contact was noted through 06/30/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301055	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period.  The borrower was represented by an attorney during the foreclosure process.  That process ended when the loan was modified XX/XX/XXXX.  There were 9 attempts to reach the borrower.
				XX/XX/XXXX	XX/XX/XXXX
762302077	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  No contact prior to 07/15/2019. On 07/15/2019, the borrower stated they haven't received their final modification documents yet. On 07/25/2019, the borrower called in to inquire about the status of their loan modification. On 08/12/2019, the borrower made a payment by phone. On 09/09/2019, the borrower stated they were unable to access the Servicer's website and they wanted to make a payment by phone. On 12/05/2019, the borrower made a payment by phone. On 01/06/2020, the borrower stated they were still having issues with the Servicer's website and made a payment. On 02/06/2020, the borrower made a payment by phone. There was no further contact with the borrower noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301001	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  There was no contact with borrower from 07/01/2019 to 09/16/2019. On 09/17/2019 servicer advised of past due amount and borrower scheduled 3 payments on account to post 09/21/2019, 10/21/2019 and 11/21/2019. Borrower called 10/17/2019 to change payment date. Borrower called 11/18/2019 to change payment date. Credit bureau dispute was received on 02/19/2020. Servicer verified and updated account information and issue is resolved. There was no contact with borrower from 11/19/2019 to 06/30/2020. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302057	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 06/16/2020 and 04/14/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the servicer has made one attempt to contact the borrower. Skip traces has not been completed on the account. There was no contact with the borrower during the review period. Per payment history, there is one month that is 30 days late. Loan modification has been completed.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762302071	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  On 07/01/19-08/08/19 there was no contact established with the borrower. On 08/09/2019 the borrower called to have password reset. On 08/15/2019 Borrower called to have password reset set 3 temp questions. On 09/12/2019 the borrower called said was locked out account reset password. On 12/16/2019 the borrower called walked borrower through setting password borrower logged in successfully. On 02/15/20 the borrower called to confirm payment. On 04/29/20 the borrower called to get information to provide divorce decree. On 05/06/20 the borrower called to report insurance claim. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called in on XX/XX/XXXX regarding a claim filed for XXX damage that occurred on XX/XX/XXXX.  The borrower was provided with the process information.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX and were endorse and released on XX/XX/XXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a final inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302041	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020.  No contact prior to 07/17/2019. On 07/17/2019, the borrower called in to discuss their hazard claim and had a payment related question. On 10/15/2019, the borrower had a loss draft inquiry. On 11/18/2019, the borrower stated they pay their flood insurance policy out of pocket and they need an escrow analysis. On 12/27/2019, the borrower requested a new escrow analysis, stating they paid more than they owed last year. On 02/17/2020, the borrower called in with a loss draft inquiry. On 02/17/2020, the borrower stated they wouldn't be able to make a payment until after 03/01/2020 and inquired about a repayment plan. 03/18/2020, the borrower called in to discuss a forbearance plan. On 04/20/2020, the borrower stated they didn't want a forbearance plan and wanted to reinstate the loan. On 05/21/2020, the borrower called to check on the status of their loan. On 06/19/2020, the borrower called in to cancel their auto-draft payments. There was no further contact with the borrower noted. As of the review date, the loan is current with no loss mitigation plans in process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  An insurance claim was filed, due to XXX damage to the property, on XX/XX/XXXX. As of the review date, the status of the property's repairs is unknown. XX/XX/XXXX looking for drive by percent inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301086	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  There was no borrower contact prior to 2/20/2020.  On 2/20/2020, the borrower called in to request a copy of the 1098.  On 4/20/2020, the borrower called in to discuss options for assistance due to pandemic.  Offered forbearance plan.  On 5/8/2020, the borrower called to cancel the forbearance plan and made a payment.  No further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302014	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020.  There was no contact with the borrower from 07/01/2019 through 01/03/2020. On 01/03/2020 an unauthorized party called and stated the borrower was out of the country and could not add the authorized user the servicer advised the authorization could be completed online and the reinstatement amount needed was $2168.96 by 01/14/2020. There was no contact with the borrower or authorized party from 01/04/2020 through 01/07/2020. On 01/07/2020 and 01/08/2020 the authorized party called to make payment arrangements and request a repayment plan. On 01/08/2020 the account was placed on a 4 month forbearance plan with a monthly payment amount of $542.24. There was no contact with the borrower or authorized party from 01/09/2020 through 01/22/2020. On 01/22/2020 the authorized party called to make a payment in the amount of $542.24. On 01/24/2020 the payment was reversed for non sufficient funds. There was no contact with the borrower or authorized party from  01/25/2020 through 03/04/2020. On 03/04/2020 The borrower stated they were unemployed and just started back to work. The borrower made a payment in the amount of $600.00. There was no contact with the borrower or authorized party from 03/05/2020 through 03/27/2020. On 03/27/2020 the authorized party called to make a payment in the amount of $1026.72. There was no contact with the borrower or authorized user from 03/28/2020 through 04/03/2020. On 04/03/2020 the authorized party scheduled a payment in the amount of $542.24 for 04/10/2020. There was no contact with the borrower or authorized party from 04/04/2020 through 04/14/2020. On 04/14/2020 the borrower stated they were impacted by the pandemic but declined assistance at this time and made a payment in the amount of $912.00. There was no contact with the borrower or authorized party from 04/15/2020 through 04/27/2020. On 04/27/2020 the authorized party called to make a payment in the amount of $236.56.  On 04/29/2020 the borrower accepted the 3 month pandemic forbearance plan. There was no contact with the borrower or authorized party from 04/30/2020 through 05/20/2020. On 05/20/2020 the authorized party called to make a payment in the amount of $582.55. There was no contact with the borrower or authorized party from 05/21/2020 through 06/22/2020. On 06/22/2020 the borrower called to make a trial payment in the amount of $582.55. There was no contact with the borrower or authorized party from 06/23/2020 through 06/30/2020. The loan status is current in a forbearance plan. The servicer made 102 attempts to contact the borrower during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301021	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  Borrower called 07/01/2019 to make payment on account. Borrower called 07/16/2019 to get online password re-set and see if fees can be waived under repayment plan. Borrower stated cannot afford repayment plan if there are fees. Borrower called 08/07/2019 regarding insurance; stated policy is contents only and she pays premium. Borrower called 08/13/2019 regarding insurance policy. Servicer advised that company sent bill to and was paid; she needs to request refund from insurance company. Borrower called 09/10/2019 and 09/23/2019 and stated insurance will be sending refund check. Borrower called 10/02/2019 to post date payment. Servicer advised that account is 90 days past due and cannot post-date payments. Borrower called 10/11/2019 and stated will make payment by end of month. Borrower called 11/11/2019 and stated will make 2 payments by 11/30/2019. Borrower called 11/12/2019 to discuss insurance. Borrower pays fire insurance policy separately and only portion of homeowners insurance is escrowed. Borrower called 01/06/2020 to make payment on repayment plan. Servicer advised plan is no longer active as no payment was made in December. Servicer set up new repayment plan and sent agreement to borrower. Borrower called 01/13/2020 and stated will make payment on 01/22/2020. Borrower called to make payment and asked if due date on repayment plan could be changed. RFD cited as excessive obligations. Borrower called 02/25/2020 regarding credit bureau; stated account showing closed. Servicer advised closed due to transfer and should show another account open. Borrower called 03/02/2020 to re-set online password. Borrower called 04/15/2020 to make payment and requested phone fee be waived. Borrower called 04/27/2020 and requested late fee for March be waived. Servicer waived late fee due to pandemic requirements. Borrower called 05/06/2020 regarding escrow analysis; stated both insurance policies are not supposed to be on account. Borrower called 05/26/2020 regarding payment increase.Borrower called 06/15/2020 regarding hazard insurance. There has been no contact with borrower from 06/16/2020 to 06/30/2020. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301072	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  No contact was noted prior to 07/03/2019. On 07/03/2019 the borrower called to confirm contact information. Advised fo required documents for review. On 07/09/2019 The borrower was advised how to complete the loss mitigation documents. On 07/22/2019 advised a 4506-T was needed. On 07/29/2020 The borrower was advised of automated clearing house drafting on the 6th of the month will resume when the account is current. On 08/14/2019 the borrower agreed to re-do the 4506-T. On 08/21/2019 the borrower advised they would check with an insurance agent about getting their own insurance. On 08/27/2019 advised of legal action. On 09/19/2019 advised of demand expiration. Borrower set up 3 payments. On 11/20/2019 explained trial and modification process. On 02/03/2020 borrower confirmed the due date and was advised the statements mail out between 12th and 15th. No further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300957	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  No contact prior to 01/08/2020. There were no attempts made to contact the borrower from 7/1/19 through 8/23/19.  From 8/26/19 through 12/24/19 there were 17 call attempts  made and unsuccessful.  On 1/8/20, the borrower was advised the loan is 1 month past due.  Discussed work out options. There were 5 contact attempts made through the end of the review period and all were unsuccessful. No additional contact with the borrower.  Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301080	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There was no contact with the borrower during the review period. The loan was current for 07/2019-03/2019. The loan has continued to be delinquent since 04/2019. There is an active forbearance on the loan due to pandemic impact. Contact attempts were minimal and skip tracing efforts were unsuccessful. The loan is currently 60 days delinquent.
POST REVIEW: The borrower called on 7/8/2020 asking for extension to forbearance plan for pandemic. The plan was extended on XX/XX/XXXX to end in XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301039	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Initial contact was on 8/26/2019. From 8/26/2019 through through 6/30/2020 the borrower called in payments. On 3/16/2020 the borrower said they needed assistance due to pandemic but the agent could not set it up in the system. There was no additional contact, the loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302101	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020.  There was no contact with borrower from 07/01/2019 to 08/15/2019. Borrower called to make payment on account. Borrower called 11/15/2019 to make payment on account. Borrower called 12/09/2019 to make payment and stated will try and bring current by 12/31/2019. RFD cited as excessive obligations. Borrower called 02/07/2020 to make payment on account. Borrower called 05/28/2020 to make payment. Borrower called 06/05/2020 to make payment. There was no contact with borrower from 06/06/2020 to 06/30/2020. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301040	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  There was no contact with the borrower prior to 09/16/2019.  On 09/16/2019, the borrower called in with issues logging into the website.  The borrower reset the password and made a payment online.  On 05/13/2020, the borrower was contacted and stated the mailing address on file is correct and had questions about the payment change.  The borrower stated did not have time to be transferred and would call back. On 06/15/2020, the borrower called in stating the website was not accepting payments.  The borrower was advised the payment was made on the website.  The borrower noted employment has been impacted by pandemic and discussed a forbearance plan.  On XX/XX/XXXX, a three-month forbearance plan was approved on the account through XX/XX/XXXX.  On XX/XX/XXXX, a one-month deferment was applied to the account.  No further contact was made with the borrower.  The loan is current and on a forbearance plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302018	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  There was no contact prior to 08/15/2019. On 08/15/2019 borrower called in and made a payment in amount of $2137.56. On 10/15/2019 borrower called in and scheduled a payment for 10/25/2019 in amount of $491.51 for the escrow shortage. On 11/13/2019 borrower called in and promised to pay on 11/16/2019 in amount of $2195.60 via IVR. The agent ran escrow analysis. On 11/14/2019 borrower called in and made a payment in amount of $2174.51.  On 12/09/2019 borrower called in and made a payment in amount of 2173.73. On 03/13/2020 borrower called in and made a payment in amount of $2173.73. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300968	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2020.  No contact prior to 03/21/2020. Thirty attempts were made to contact the borrower during the review period. There was no evidence of contact from 07/01/2019 through 03/20/2020. An authorized third party called on 03/21/2020 stating there was a hardship due to excessive obligations. The third party noted they were working on bringing the loan current since the service transfer. The third party made a payment at that time. There was no further evidence of borrower contact. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The notes on XX/XX/XXXX stated a non-monitored claim was set to open, and the department was waiting on receipt of the claim check; details of the damages were not specified. No further information was provided regarding the status of the claim or repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301019	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification effective XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. Prior discharged Bankruptcy. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302053	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  There was no contact with the borrower prior to 07/09/2019.  On 07/09/2019, the borrower called in with escrow questions.  The borrower requested the payment amount due to already paying the escrow shortage.  The borrower was advised to send in a request to reanalyze the account.  On 09/10/2019, the borrower called in regarding the payment due for 09/01/2019. On 02/08/2020, the borrower called in for the total amount due and made a payment.  On 02/12/2020, the borrower called in for the 2019 1098 and was advised it was mailed at the end of January and can go to the website to access it as well.  On 03/09/2020, the borrower called in regarding the year end statement and had questions about insurance and taxes.  No further contact was made with the borrower.   The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302050	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  There was no borrower contact from 07/01/2019 to 11/20/2019. On 11/21/2019, the borrower had a payment related question. On 04/29/2020, the borrower stated they have been financially impacted by pandemic and requested loss mitigation assistance. On 05/28/2020, the borrower stated their financial situation is still the same. There was no further borrower contact noted. As of the review date, the loan is delinquent and in an active loss mitigation forbearance plan.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301010	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Contact was initially established on 07/02/2019. The borrower called advising of a hardship due to being ill. The borrower promised to call back later in the month to pay $1,000. The payment was made over the phone on 07/20/2019. The borrower was informed on 08/17/2019 of the Notice of Intent. The borrower accepted a repayment plan at that time. On 08/19/2019 the borrower noted they would make their payment on 08/21/2019. The plan was broken for failure to make their payment on 08/26/2019. On 08/30/2019 the borrower discussed the closed repayment plan and the Notice of Intent. The borrower agreed to a new repayment plan on 09/04/2019. The plan was completed as of 01/10/2020. There was no contact from 09/05/2019 through 02/07/2020. The borrower stated on 02/08/2020 their payment would be made on 02/12/2020. The borrower was contacted on 05/13/2020 and made a promise to pay. There was no further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301095	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2020.  There was no contact prior to 09/28/2019. On 09/28/2019 the borrower called in for assistance logging in to the website. The borrower called in on 02/10/2020 for the 1098 year end statement and it was emailed to the borrower. On 02/29/2020 the borrower called in for assistance logging in to the website to make a payment. Due to the website error the borrower made a payment over the phone. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302030	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020.  No contact from 07/01/2019 - 08/12/2019. On 08/13/2019 borrower called to request a payoff. Servicer advised it will take a few days. On 08/23/2019 borrower called to inquire about workout options. Borrower advised they will fill out the application and send it back in. On 09/03/2019 servicer advised borrower the modification application was mailed to them, but they can also go online and fill it out. On 09/05/2019 borrower called in to get the status of the modification and what needs to be sent in. Servicer advised borrower of documents needed. On 09/24/2019 servicer advised the borrower the status of the modification and advised there is nothing needed to be sent in. Borrower had questions how the modification works. On 10/04/2019 servicer went over the status of the modification with the borrower. On 10/09/2019 servicer advised borrower on the modification. Borrower advised will wait on letter. On 10/29/2019 borrower was advised on the status of the loan and payment options. Borrower advised will follow up. On 11/19/2019 borrower had questions on due dates. On 01/16/2020 borrower called regarding modification and advised she has the final documents and did not see in the paperwork about the balloon payment. Servicer advised it is a 40 year. Borrower advised that is too long wants 15 years. Servicer advised it was approved at 40 and she can refinance in 2 years. On 01/21/2020 servicer advised the borrower they need the documents back as soon as possible. On 01/22/2020 borrower stated will get the documents notarized and sent in. On 01/28/2020 servicer advised the borrower the modification is completed and went over statement. On 06/30/2020 borrower called to verify late fees that were charged on account.  They stated they were advised they can wait till the 30th of each month to pay. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further details provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301046	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2020.  There was no borrower contact prior to 12/30/2019.  The borrower called on 12/30/2019, 4/4/2020, 4/18/2020, 5/18/2020, and on 6/8/2020 to make a payment.  There was no further contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302095	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  No contact attempts were made from 7/1/19 to 2/23/20 due to performing status. On 2/24/20 the borrower called with questions regarding the most recent statement and added an authorized third party to the account. No contact attempts were made from 2/25/20 to 6/30/20. No additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301027	3	[3] Delinquent Taxes-: Due in the amount of [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  There was no contact prior to 08/20/2019. On 08/20/2019 the borrower called in and requested a payoff statement. On 02/13/2020 the borrower called in and advised of outstanding tax payment due and was advised to send in the tax bill. The borrower called in on 06/15/2020 the borrower called in to confirm the tax bill was paid. The borrower was advised it had not been made and that it was actively being researched. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302028	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  No contact was established 07/01/2019 - 01/07/2020.  On 01/08/2020 the borrower advised payment would be made within grace period.  On 02/18/2020 the borrower indicated a payment would be made online that day.  No further contact was noted through 06/30/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301103	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  There was no contact prior to 08/19/2019. On 08/19/2019, the homeowner advised that was previously unemployed; but is back to work now.  A payment was made. On 10/02/2019 and 10/09/2019, payment arrangements were made.  On 10/17/2019, the borrower advised that the work hours were cut and confirmed owner occupancy.  On 10/23/2019, a deferment was requested.  On 10/25/2019, the servicer advised that the two-month deferment was processed.  On 10/28/2019, the customer was informed that the loan is next due to 11/05/2019.  On 11/22/2019, a payment was made.  On 12/09/2019, the borrower stated that received a certified letter.  The servicer advised that those are sent if the account goes past 30 days delinquent; but the loan is now only 4 days past due.  On 12/28/2019, a payment was made.  On 01/31/2020, the homeowner cited the hardship as temporary curtailment of income and made a payment.  On 02/05/2020, the customer changed the payment date to the 14th of the month.  On 02/07/2020, the borrower requested the 1098 tax form.  On 03/02/2020, the service transfer was discussed. On 03/09/2020, a payment was made.  On 03/20/2020, the homeowner stated that was not aware of the returned payment and the property inspection fees on the loan; but paid them today.  On 04/14/2020, the customer scheduled two payments with an agent.  On 06/29/2020, the borrower discussed the balance.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301104	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been no attempts to contact the borrower during the review period. The borrower does not make their payments on time the loan has been 30 days past due twice and 60 days past due twice in the last 9 months. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301109	3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  No contact prior to 07/08/2019. On 07/08/19, 07/18/19, 08/09/19 the borrower made payment arrangements.  On 09/26/19 the borrower stated they had excessive obligations. On 10/07/19and 11/14/19 the borrower made payment arrangements.  On 12/03/19 the borrower stated they would make a payment by Friday.  On 12/10/19 Stated they could only make a payment of $400.00.  On 01/03/20 the borrower stated they could not make a payment.  On 02/13/20 the borrower set up a promise to pay.  On 04/03/20 the borrower made a payment of $705.73.  On 05/01/20 the borrower accepted a 2 month deferment.  There was no further contact with the borrower.  The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary on XX/XX/XXXX reflects the servicer received claim funds in the amount of $X.XX for unspecified damages on an unspecified date. The borrower called on XX/XX/XXXX and discussed a XXX had caused the default. On XX/XX/XXXX the borrower called and stated the home is damaged and a claim was filed. Commentary on 12/12/18 reflects the borrower called and was transferred to the claims department, and mentions a check for repairs only. Commentary on XX/XX/XXXX states the home has damage. The commentary provided does not reflect the claim status, if the repairs were started or if the servicer has inspected the property.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301121	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  From 08/01/2019-12/04/2019 There was no contact established with the borrower. On 12/06/2019 the borrower called into make a payment. On 01/08/20 the borrower called promised to pay. On 01/14/20 the borrower called advised mailed out check. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301120	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020.  From 08/01/2019-09/19/19 there was no contact with the borrower on 09/20/2019 the borrower called promised to pay. On 10/03/2019 the borrower called about options available due to XXX advised forbearance. On 03/31/20 the borrower called advised would like payment drafted  from account and sent in paperwork advised not setup as of yet. On 04/17/20 the borrower called promised to pay. On 06/11/20 the borrower called to verify if insurance was received advised has not been received. There was no further contact with the borrower during  the review period. Loan Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301119	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  No contacts during review period prior to 10/7/19.  On 10/17/19 the borrower promised to pay.  On 11/4/19 the borrower discussed the account status.  On 11/8/19, 11/12/19 the borrower claims was sending payment to new servicer.  On 11/19/19 the borrower promised to pay.  On 12/3/19, 12/23/19 the borrower said will try to make payment by end of month.  On 1/7/20 the borrower discussed the demand letter and declined the repayment plan.  On 1/15/20 the borrower said would try to send extra money on the account.  On 2/5/20 the borrower agreed to 6 month repayment plan.  On 2/24/20 the borrower discussed the delinquency letter and inspection process.  On 4/2/20 the borrower claims will try to make payment by end of the month and discussed repayment terms and pandemic impact.  On 5/6/20 the borrower discussed the payment amount, goodbye letter and repayment plan.  On 5/8/20 the borrower discussed the repayment plan, declined the forbearance, inquired about loan transfer and said would switch insurance.  No further contacts during review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301117	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301122	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The was no contact with the borrower during the review period.  There were no attempts made to contact the borrower.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301124	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the review period.  There were attempts made to contact the borrower but were unsuccessful.  Loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Spoke with borrower and verified payment set up for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in and made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301125	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020.  On 06/12/2020, the borrower called the servicer to schedule a payment to the account. The borrower also had inquiries regarding the interest rate and was interested in possibly refinancing. Borrower was also disputing fees that were made earlier in payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 06/12/2020, the borrower called to dispute fees that the borrower indicated were made earlier in the payment. Servicer provided contact for the payment research group regarding the missing fee payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301130	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  Borrower wanted to make 4 or 5 payments, but since loan is in foreclosure they were referred to the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301131	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  The borrower made a one time draft payment in the amount of $1684.30
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301137	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The borrower called regarding the payment on 10/14/2019 not processing on her end. Servicer advised no payment scheduled for that date in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301138	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The servicer advised received payment for March and the April payment was NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301139	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301141	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019.  The borrower called to inform that the November payment was scheduled for 12/11/2019 and the December payment with be scheduled thereafter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301142	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301147	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020.  On 06/24/2020, the borrower and spouse called the servicer to inquire about principal reduction as well as credit reporting. Borrowers also asked if the servicer could email the 1098 statement to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301153	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019.  Customer called into check if  $15,000 payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called stated locked out of the system and need loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  The borrower made a payment in the amount of $1,617.23.  The agent provided the customer service's department contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301157	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  The borrower advised received collection call. Servicer advised payments received and pending in suspense.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/06/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower emailed the servicer with concerns on accurate credit reporting. On 3/4/2020 the servicer closed the research request and sent a letter to the borrowers, the notes indicate they found no inaccurate reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2020.  On 01/11/2020, the borrower called the servicer in regards to questions about their tax amount. The servicer advised that the borrower that they needed to contact the tax office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301163	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower requested payoff information, inquired about refinancing and requested copies of the modification documents to be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The borrower called regarding website issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  The borrower wanted to know why the payment went up in July and was advised of the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower inquired about autodraft and it was setup on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301170	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to verify the payment was received.  Advised it was not yet and to check with their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A new claim was reported on XX/XX/XXXX for XXX damage with a date of loss of XX/XX/XXXX. A check for $X.XX endorsed and released to the borrower on XX/XX/XXXX as a non-monitored claim. No details of the damage or status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: On XX/XX/XXXX, there is a bankruptcy filed with case # XXX, but it is not filed by a borrower on this loan.
				XX/XX/XXXX	XX/XX/XXXX
762301174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2020.  Borrower called into make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  On 11/06/2019, the borrower called in to make a payment to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower calledto reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  Borrower called in to set up two promise to pay payments for 104/2019, agent took information confirmed reason for default excessive obligations short term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  Borrower called in for information about modifications.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301185	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  The borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A non-monitored claim was filed for XXX damage that occurred on XX/XX/XXXX.  A check for $X.XX was endorsed and released on XX/XX/XXXX.  Received notification that the insurance company sent a check for $X.XX payable to a water restoration company; and the claim was closed on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that had XXX damage and the insurance company never came to make an assessment.  The details of the damage and the status of the repairs were not provided.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  Borrower was assisted with website issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301199	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  No contact prior to 05/29/2020. On 05/29/2020, the borrower called to make a payment. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301200	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301203	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020.  There was no contact prior to 09/10/2019. The borrower called in on 09/10/2019 and advised of payment made to prior servicer on 08/27/2019.  On 09/19/2019 the borrower was contacted to secure payment. The borrower stated they had sent the payment to the previous servicer. The borrower was advised to send in bank statements. The borrower called in on 10/16/2019 and inquired on a payment sent in on 09/27/2019. The borrower was advised to send in proof of payment. On 10/24/2019 the borrower called in regarding a notification they received that a payment had not been made. The borrower was advised th last payment received was on 09/21/2020. The borrower was contacted on 10/30/2019 and advised of a payment being returned. The borrower stated they would go to their bank to find out what happened. On 10/31/2019 the borrower called in and advised a payment was mailed the prior week. The borrower was advised the payment was returned due to insufficient funds. The borrower called in on 11/6/2019 and provided authorization to talk to a third party. The borrower stated a payment was made on 10/27/2019. The borrower was advised payment was not showing received and provided with payment options. The borrower called in on 05/04/2020 for the loan number and details. The borrower advised they normally make payments through bill pay. On 05/09/2020 the borrower was contacted to secure payment. The borrower stated they had scheduled a bill pay payment with their bank. The borrower was contacted on 06/05/2020 and they stated they were not offered a deferment from the prior servicer. On 06/25/2020 the borrower called in and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301204	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  On 11/13/2019 the borrower confirmed the policy number. On 11/14/2019 the borrower state 2 payments were made. Wants to be refunded. On 11/20/2019 the borrower asked when he will receive his refund advised payment went out. On 11/30/2019 the borrower called in and stated he has not received the check IAO $769.23. Was advised the check was issued on 11/14/10. On 12/02/2019 The borrower called to check on his payment. He still does not have his check. On 12/4/2019 the borrower called still does not have his check. Advised need 30 days from the issue date to cancel the check. On 01/03/2020 the borrower was advised draft set already. On 3/11/2020 the borrower called and was advised 4 zeros are in the front of the account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301205	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  There was no contact with borrower prior to 09/09/2019. Associate spoke with borrower on 09/09/2019 to complete welcome call and payment should be made to new servicer. Comment dated 04/03/2020 borrower called and was informed of the servicer transfer. Borrower called on 04/21/2020 to confirm account status, stating they believe loan was to be fully amortized in 06/2020. Associate informed the system shows 05/2020 and confirmed the new payment amount and if not affordable can apply for loss mitigation or refinance. Borrower requested pandemic assistance and was informed of the 90 day forbearance with a one month deferment and payments are still due once forbearance ends and they can make partial payments. Comment dated 05/16/2020 borrower stated they had a deferment offer from prior servicer. On 06/03/2020 borrower inquired about a deferment and was informed there was no offer for a deferment. Comment dated 08/07/2020 borrower stated they missed a call from servicer and was advised it was a courtesy call. Borrower stated they  made their payment through bill pay and should be receiving soon. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301206	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact made prior to 10/24/2019. On 10/24/2019, the servicer discussed the billing statement and next due date with the borrower. On 10/30/2019, the servicer contacted the borrower as a courtesy call. The borrower was upset that the extra funds was sent to complete a full payment and not to be applied to fees. The servicer explained the outstanding fees and submitted a request to reverse the transaction. On 03/27/2020, the borrower stated was impacted by the pandemic and is on a fix income. The borrower requested payment assistance. The servicer advised to check the website or follow up next week. On 05/02/2020, the servicer made an outbound call to the borrower. The borrower requested the new loan number to go through the automated system. On 06/04/2020, the borrower called in to make a payment. On 07/06/2020, the borrower requested that the automatic draft form be mailed to their address. The borrower stated was unable to make a payment; bank system is shut down. Call was disconnected. On 08/04/2020, the borrower was having problems making a payment on the automated system. The servicer processed the payment and waived fee. During the month of September 2020, the borrower was having problems making payments with the automated system. On 09/18/2020, the servicer waived the returned fee. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301208	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  There was no contact with borrower prior to 04/08/2020. Borrower called regarding the service transfer, mortgage breakdown and refund check and wanted to know when the refund check will be received. comment dated 05/01/2020 borrower completed check by phone. On 05/14/2020 borrower called to have their password reset. There was no further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301209	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020.  Despite several contact attempts from the servicer, there was no contact with the borrower from 09/01/2019 to 08/30/2020. On 08/31/2020, the servicer contacted the borrower and was authorized to discuss with daughter. Daughter advised she would get borrower checking account information for payment. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301211	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  No contact with the borrower from 09/01/2019 through 10/31/2019. Spoke to the borrower on 11/01/2019 and the customer stated they were following up regarding email. No contact with the borrower from 11/02/2019 through 04/27/2020. Spoke to the borrower on 04/28/2020 and placed welcome  call and the customer stated they are the one making the payments on the account. The customer followed up on 05/01/2020 and they just needed to get the account number. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301212	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020.  There was no contact made prior to 12/24/2019. On 12/24/2019, the borrower advised the servicer that they have not been receiving monthly statements. The borrower requested that the statement be sent to their email address. The servicer assisted the borrower with the website. On 01/27/2020, the borrower called the servicer and stated that extra funds will be sent and to be applied towards the principal. On 02/07/2020, the borrower called in for the next due date. The servicer advised that the loan is due for 03/01/2020. On 04/30/2020, the borrower made a payment over the phone. On 07/24/2020, the servicer discussed insurance related issues with the borrower. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301216	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020.  There was no contact with borrower from 09/01/2019 to 01/27/2020. Borrower called 01/28/2020 to verify mailing address and loan number. Borrower called 06/12/2020 and requested NSF fee be waived. Borrower called 07/15/2020 and stated will make payment online
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301220	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  There was no contact prior to 10/21/2019 when the borrower called about XXX damage. On XX/XX/XXXX the borrower stated the contract was starting repairs. On XX/XX/XXXX the borrower stated all work was completed and requested the check mailed directly to the contractor. On 03/31/2020, the borrower called in to inquire about late fees charged to their account. On 04/01/2020, the Servicer contacted the borrower to inform them that the late charges were an error and the fees have been removed. On 05/08/2020, the borrower called to inquire about their insurance premium disbursement. There was no further contact. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property had XXX damage to roof and other areas of home. Received Adjustor's report and claim check for $X.XX. Work was noted as completed XX/XX/XXXX and the check was mailed directly to the contractor.
				XX/XX/XXXX	XX/XX/XXXX
762301225	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020.  There was no contact with the borrower until 10/10/2019.  On 10/10/2019 the borrower stated they would make their payment online.  On 11/06/2019 the borrower stated they had made their payment for November and disconnected the call.  On 01/15/2020 the  borrower stated they had mailed the December and January payments and will register online.  There was no more contact until 06/10/2020 when the borrower discussed their escrow adjustment.  They stated they would update their payment amount online.  There was no further contact and the loan is current.  The loan was current the entire review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301231	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020.  During the review period lender attempted to speak to the borrower 9 times but got no answer. On 12/04/2019 the borrower called in to discuss making a payment IAo $700.00. On 4/11/2020 the lender spoke with the borrower she plans to make a payment next week. Her son just died of pandemic. On 07/08/2020 the borrower set up CBP. There has been no more contact with the borrower since
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period the loan payment status was as follows. The loan was current from the start date of the review 9/1/2019 through 8/31/2020.
				XX/XX/XXXX	XX/XX/XXXX
762301232	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2020.  On 12/11/2019 the borrower called in and stated a check was sent on the 25th of November and advised of getting paid on the 4th Wednesday of the month. The borrower also informed of having had attorney authorization removed from the account post modification. On 01/20/2020, the borrower advised that the February /payment was being mailed. On 03/19/2020, the borrower inquired about a 1-month deferment due to unexpected medical costs and being on social security income. On XX/XX/XXXX, the deferral was approved with the next due date being XX/XX/XXXX and the servicer advised the borrower that a new escrow analysis will be run and documents will be available soon. On 4/9/2020 the servicer followed up on the payment draft form which the borrower would complete. The borrower inquired about extending the forbearance to 3 months and was advised that no offers were available without automated clearing house setup on the account. On 05/26/2020, the borrower confirmed receipt of the requested pandemic application but the servicer advised that the lender will probably not approve more months being deferred. On 6/02/2020 the borrower stated pay day is the 4th so the payment was sent on the 27th. On 06/04/2020, the borrower confirmed receipt of the 07/2020 payment. On 7/7/2020, the borrower inquired about another month deferment due to being on a tight budget. The borrower was advised that an escrow analysis might assist in lowering the payment and will need to sign up for automated clearing house if wanting to still be reviewed for a deferment after the analysis. On 7/11/2020 the borrower was advised that the investor declined a forbearance and discussed the escrow analysis calculations, which the borrower agreed would help for a bit. On 09/21/2020, the borrower was concerned about slow mail delivery and the borrower's health, so a payment was made by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan was current from the start date of the review 9/1/2019 through 8/31/2020.
				XX/XX/XXXX	XX/XX/XXXX
762301234	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020.  There was no contact prior to 11/06/2019. On 11/06/2019 the borrower called with questions concerning an escrow refund and taxes. The borrower was advised that taxes were paid. On 11/07/2019 the borrower called in and was informed that he would be receiving a refund in the amount of $212.76. On 12/04/2019 a Welcome Call was completed and the borrower was provided with payment general account information. On 12/12/2019 the borrower called in to confirm receipt of payment. The borrower was informed that the payment was received. Contact for 01/2020 reflects the borrower calling in to discuss a negative escrow and tax lien. The borrower claimed that the taxes were current and there shouldn't be a tax ;lien. The borrower was advised that the issue was escalated for review. Contac made for 02/2020 resulted in the borrower making a payment in the amount of $1274.29 on 02/21/2020. Contact for 03/2020 through 04/2020 resulted in the borrower making monthly payments. On 05/15/2020 the borrower called to discuss escrow and delinquent taxers. The borrower was informed of escrow shortage. On 06/24/2020 the borrower responded to an outbound email advising that a payment was due. The borrower advised that they were still waiting on the escrow to be fixed for correct payment amount. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301236	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020.  There was no contact made prior to 10/22/2019. On 10/22/2019 and 11/18/2019, the borrower was upset about payments and fees. The servicer informed the borrower to go online at no charge to make a payment. The borrower became more upset and stated will deposit money into a new account to prove that payments are made. The servicer stated that they do no have proof of payment. NSF charges on the account. On 01/29/2020, the servicer discussed service release with the customer. On 03/20/2020, the borrower called in and requested payment assistance. The borrower stated is not working full time. The servicer to submit a request to see if the investor can help the borrower. The borrower requested a deferment. On 04/02/2020 and 04/10/2020, the borrower stated will attempt to make a payment. The tenants has been affected by the pandemic and is unable to pay rent. The reason for the late payment is due to curtailment of income. On 05/04/2020, the servicer discussed insurance, mortgage relief including deferment with the customer. On 06/23/2020, the borrower requested a XXX interpreter. Call was disconnected while the agent was contacting the interpreter. On 07/21/2020, the customer wanted to know about the fees. The agent tried to explain; borrower got upset and disconnected the call. On 08/06/2020, the agent advised the customer that written authorization is needed to discuss the account with a third party. On 08/128/2020 and 08/31/2020, the borrower requested a Spanish interpreter. Call was disconnected while the agent was contacting the interpreter. On 09/22/2020, the servicer discussed written authorization with the borrower. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301241	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2020.  There was no contact with the borrower prior to 04/12/2020.  On 04/12/2020, the borrower called in to request assistance due to being impacted by pandemic.  The borrower stated spouse had been furloughed temporarily.  The request for forbearance approval was sent in.  No further contact was made with the borrower and the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301244	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  There was no contact made prior to 04/29/2020. On 04/29/2020, the borrower advised the servicer that payment was mailed last Monday. The servicer provided the customer with payment options. On 06/03/2020, the servicer advised the borrower of the next payment due. The borrower will mail out payment. On 09/12/2020 and 09/25/2020, the borrower lost income due to the pandemic and thought that they was under the XXX act. The servicer submitted a request to the investor to let them know about the borrower's plan to pay. The borrower advised that payment was mailed out on 09/05/2020 in the amount of $1107.98. The borrower will continue until things get back to normal. The reason for late payments was due to death in the family. No further contact was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301248	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020.  On 10/14/2019 the borrower called in to make a payment. On 11/14/2019 the borrower made a promise to make an online payment. There was no contact with the borrower from 11/15/2019 through 07/06/2020. On 7/7/2020 the borrower wanted to see if they could change the mortgage payment date. There has been no more contact with the borrower from 07/08/2020 through 08/31/2020 as the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes there was mention on XX/XX/XXXX of a Non- Government Loan Modification. There are no notes that reference the actual complete date of the modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan was current from the start date of the review 9/1/2019 through 8/31/2020.
				XX/XX/XXXX	XX/XX/XXXX
762301250	2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower during review period. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301251	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020.  There was no contact with borrower prior to 10/04/2019. Borrower called on 10/04/2019 borrower stated behind a one due to car trouble and needed to make a payment and half. Associate informed borrower they are due for October and last payment was shorted from escrow to complete the September payment and the can email authorization. On 01/28/20020 borrower called stating they had home repairs due to broken water pipes and can do $100.00 on 02/05/2020 and remaining on 02/07/2020 and $100.00 every two weeks after that. Associate informed borrower of a possible deferment with automated clearing house and borrower stated unable to do ACH. Comment dated 01/31/2020 associate informed borrower of the P&I payment for January which may cause an escrow shortage with next analysis. One time verbal authorization was received to speak with XXX who stated son is renting the property as borrower is disabled and was informed loan is due for February and must use checking/savings with their name on it. On 02/10/2020 son called to schedule payment. Comment dated 04/13/2020 investor called stating the borrower informed spouse mailed payment but not sure when. Borrower called with spouse inquiring if payment is showing for May was informed nothing showing and payment was scheduled. Comment dated 07/15/2020 borrower provided one time authorization for spouse who just started working again after family leave to see if they can get a deferment for July. There was no further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Deferred modification interest has been removed. Per the prior this amount is not due by the borrower, but rather a life of loan rolling figure. XXX funds were used to make the January payment and the July payment.
				XX/XX/XXXX	XX/XX/XXXX
762301253	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  No contact prior to 12/26/2019. On 12/26/2019, th eborrower called to change a draft date to 01/03/2020. On 01/17/2020, the borrower called to inquire about setting up automatic payments bi-weekly. On 01/29/2020, the borrower called in to inquire about escrowing the loan and making payments bi-weekly. On 02/19/2020, the borrower called and stated they wanted their automatic payments from monthly to bi-weekly starting on 02/28/2020. The servicer advised a payment would draft every other Friday. The servicer advised the total monthly payment amount would be split in half and taken every other week. On 08/17/2020, the borrower called to request escrow be added to the account. The servicer advised the borrower to send the request in writing. The servicer also indicated the taxes and insurance must be paid in advance. No additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per the notes dated on XX/XX/XXXX there was a prior chapter XX bankruptcy that was discharged on the account.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes there was mention on XX/XX/XXXX of a Non- Government Loan Modification. There are no notes that reference the actual complete date of the modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan was current from the start date of the review 9/1/2019 through 8/31/2020.
				XX/XX/XXXX	XX/XX/XXXX
762301254	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020.  From 09/01/2019-01/27/20 there was no contact established with the borrower. On 01/28/20 the borrower called to make a payment. On 01/30/20 called the borrower stated not a good time and to call back. On 02/18/20 the borrower called to confirm principal balance. On 03/02/20 the borrower called to make a payment. On 06/15/20 the borrower called to make a a payment. On 08/10/20 called the borrower who advised automated clearing house has been setup. On 08/2520 the borrower called to make a payment. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301257	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period with six servicer contact attempts. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301258	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  There was no prior contact prior to 09/16/2019.  On 09/16/20219 the borrower called to get the papers on the deferment and ACH, the servicer sent via XXX.  On 09/25/2019 the borrower called received the documents and made a payment by phone.  On 03/06/2020 the borrower called the servicer servicer advised may receive a late fee as payment is after grace period. No further comment.  Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301259	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  No contact from 09/01/2019 - 11/30/2019. On 12/01/2019 borrower called to advise the servicer he will be making a payment online today. On 04/22/2020 borrower advised has been sick for 2 weeks and has missed work and advised he will be off and shut down until mid May. The borrower advised sent in full payment to cover the May payment on 05/22/2020 and should be received any day now. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301267	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2020.  No contact during review period until 9/16/19 when borrower called to verify due date.  On 10/11/19 and also on 4/25/20 borrower called to obtain most recent statement, which they never received in the mail.  No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301275	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020.  There was no contact prior to 10/12/2019. On 10/12/2019 the borrower advised they could make payment on 10/14/2019. On 10/15/2019 the borrower called for the confirmation number. On 10/26/2019 the borrower stated they would pay on 11/15/2019. On 11/02/2019 the borrower advised they are on Social Security and will send another payment on the 2nd Wednesday.  A one month deferment was completed 11/26/2019 for October. On 12/16/2019 the borrower called to make a payment. On 01/09/2020 The borrower stated they signed the extension documents and will mail them 01/10/2020. On 02/05/2020 the borrower advised the payments are set up to draft on the 15th. On 02/20/2020 the borrower was advised of changes to the deferment agreement. On 03/05/2020 the borrower was contacted for payment but they  advised of the automatic draft. On 04/06/2020 the borrower advised they were affected by Coronavirus and spouse is unemployed. Waiting to hear from unemployment. On 04/18/2020 the borrower called to go over options on the loan. On 07/07/2020 the borrower stated they pay on the 15th. On 07/10/2020 the borrower inquired about a deferment for April. On 07/13/2020 the borrower was advised they would be reviewed for a deferment. On 07/6/2020 the borrower called to make a payment. On 07/23/2002 the borrower called to discuss the returned payment. On 08/03/2020 the borrower called about making 2 payments in July. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301277	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  There was only contact with the borrower once during the review period. On 1/3/2020 the borrower called to discuss the escrow change and make a payment. The loan has performed the entire 12 month review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301280	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  There was not contact prior to 10/16/2019. On 10/16/2019 the borrower made a payment. On 10/28/2019-12/9/2019 the borrower called and requested a 2 month deferment due to excessive obligations. The deferment was approved and completed deferring the XX/XX/XXXX - XX/XX/XXXX payments on XX/XX/XXXX. On 11/19/2019, 12/20/2019 the borrower made a payment. On 4/20/2020 the borrower called to discuss the fees on the account. No further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301281	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  There was no borrower contact prior to 03/23/2020.  On 03/23/2020, the customer is asking for a forbearance since the job is on hold with no pay.  The borrower has applied for unemployment; and the servicer requested a letter.  On 04/21/2020, the borrower advised that filled out the pandemic information out.  The customer is receiving unemployment information and had a job offer that fell through.  On 05/12/2020, the homeowner does not except to go back to work until July.  The caller stated that is trying to shuffle things around so can make the May payment and has lots going on.   On 05/28/2020, the customer said the unemployment is barely enough to afford food and electricity.  The customer asked for another month’s assistance.  On 06/29/2020, the borrower promised to call back with the account information to make a principal and interest payment.  There is no additional income.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301283	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact prior to 10/28/2019. On 10/28/2019, 12/2/2019, 1/30/2020 a payment was made. On 2/14/2020 the borrower called for the total amount due and stated has excessive obligations. On 2/29/2020 a payment was made. On XX/XX/XXXX notice of a chapter XX bankruptcy filing on XX/XX/XXXX was received. On 5/8/2020 Counsel called and stated the debtors counsel called and stated their client has nothing to do with this property and requested the proof of claim be removed. The bankruptcy flag was removed. On 5/11/2020 a payment was applied. On 5/26/2020 the borrower called and stated was laid off and stated is starting own business and had filed for unemployment. Also requested mortgage assistance due to pandemic and being laid off. On 5/30/2020 a payment was made. On 6/13/2020 the borrower stated would call back to make a payment. On 6/16/2020 a payment was made. From 7/15/2020- 7/31/2020 the borrower called and stated the payment would be delayed due to had wallet stolen and accounts were frozen. On 8/11/2020 and 9/18/2020 payments were made. No further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301285	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2020.  Prior to 06/17/2020, there was no contact with the borrower. On 06/17/2020, the borrower advised that they could not change the payment date due to being paid on specific dates. Borrower changed payment amount to pay extra. On 07/13/2020, borrower advised being overextended and cancelled online payment. Borrower had to take time off to do pandemic testing. Borrower made a payment for 07/24/2020 in the amount of $231.09. On 10/03/2020, the borrower thought payment was made and advised that they are no longer on automated payment. Borrower will go online and make a payment. There was no further contact with the borrower. Loan is currently in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301290	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the 12 month review. Borrower had a prior discharge Chapter 7 during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301293	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301524	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020.  No contact prior to 05/01/2020. On 05/01/2020, a third party called to inquire about fees that were transferred from the prior servicer. On 06/15/2020, the executor of the estate advised the payment was already set up on bill pay. On 07/13/2020, an authorized third party called to request a late fee be removed. The servicer advised they can submit a request. No additional contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated contact was with the executor of the estate.
				XX/XX/XXXX	XX/XX/XXXX
762301603	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower due to the loan has been current the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300777	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.  No contact with borrower from 9/1/2017 to 4/9/2019.  Previous Discharged Bankruptcy.  On 4/10/2019 talked to borrower.  Borrower requesting 1098 be sent by email.  Property is owner occupied. On 6/17/2019, discussed the DIL and the mod trial timeline and guidelines.  Borrower was unemployed and wants to keep property.  On 7/1/2019 borrower called to make a payment and wanted assistance resetting online account.  Borrower made a payment over the phone with agent.  On 8/29/2019 borrower called to check the status of the last transaction.  On 8/29/2019, borrower called about making a payment and interest rate. On XX/XX/XXXX the loan was modified. The borrower requested a lower interest rate. On 10/3/2019, 11/5/2019 the borrower made a payment. On XX/XX/XXXX through XX/XX/XXXX the borrower reported an insurance claim for XXX damage on XX/XX/XXXX. The agent advised of the monitored procedures. On 6/2/2020 the borrower made a payment and wanted to discuss the prior modification terms. On 6/18/2020 the borrower called to see if can refinance after modifying the loan. Also for claim status update. On XX/XX/XXXX the claim funds of $X.XX was sent regular mail. No evidence of an inspection on file or that the damages were repaired. On XX/XX/XXXX the claim was closed. On 9/3/2020 the borrower called and stated unable to get statements online. No further contact with borrower through review period.  Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX. The claim was classified as monitored. On XX/XX/XXXX funds of $X.XX was sent regular mail. No inspection noted on filed. The claim was closed on XX/XX/XXXX.  No further status updates provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301302	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  10/1/2019 beginning of the review period and borrower called and discussed the loan. Attempts to reach borrower on 10/28 and 10/31/2019 and borrower called in to make payment on the loan on 10/31/20 Borrower not been reach although contact attempts were made several times over November and called inbound on 11/29/19 to make the payment. Several attempts to reach the borrower in December were not successful On 12/30/2019 Borrower called inbound to discuss the loan and payment was made. Several attempts to reach the borrower spoke when they called inbound to make payment on 1/30/2020 During the month of February 5 attempts to reach the borrower and on 02/28/20 borrower called inbound and payment was made on the account. Attempted to reach the borrower several times and on 03/30/20 Spoke to borrower when they called inbound to discuss the loan and payment was made on the loan. Attempted to reach borrower on 4/8 4//14, 4/20 and 4/27 and on 4/27/2020 Spoke to borrower when they called inbound to discuss the loan that was delinquent at this time. Attempts were made to contact the borrower for payment on the loan on 05-7, 5/12 and 5/18/20 and no answer On 5/26/20 attempted to reach the borrower for payment on the loan no answer Borrower called inbound on 5/27/20 and made 2 payment s on the loan and appears the loan is current. 5/27/20 attempts to reach the borrower were made and message left. On 6/06/2020 Borrower called inbound and inquired about a call they had received about foreclosure and service stated they had not called the borrower 06/26/2020 Borrower called inbound and made payment on the loan. On 7/29/20 Borrower called inbound to make payment on the loan 08/8/2020 Spoke to borrower when they called inbound to make payment on the loan and verified owner occupied Spoke to borrower when they called inbound to make payment on the loan on 9/29/20 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further information was found
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301303	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  There was no contact prior to 03/04/2020 when the borrower called in stating they will be making payments on the 11th. Declined to set up payment by phone. The property is currently owner occupied and the intent is to keep it.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301304	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact noted; the loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301305	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  On 11/25/2019 borrower called with general questions. On 11/27/2019 borrower called to make the December trial payment. On 12/18/2019 borrower advised will make the trial payments. On 12/24/2019 borrower advised will call back to schedule payment. On 12/31/2019 borrower called to schedule payment. On 1/31/2020 borrower called to schedule a payment. Borrower advised will sign the final mod agreement. On 2/6/2020 co borrower provide address for the borrower. On 2/20/2020 borrower advised has not received the mod agreement. On 2/28/2020 borrower called to make payment. On 3/6/2020 borrower called to advised they need the loan modification completed.. Borrower advised they would like to review the documents before signing.  On 3/9/2020 borrower advised they are signing separately.  On 4/30/2020 borrower called to make a payment. On 4/30/2020 borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301306	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301309	1	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  On 01/14/2020 the borrower called to advise the tax office sent over the 2018 tax bill.  The borrower stated they did a 2018 appeal.  The servicer is not showing anything in their system.  The servicer advised the borrower to call back and speak with the tax department.   On 01/15/2020 the borrower called in to advise they received a notice of a tax sale. The borrower stated they will pay the taxes themselves.  On 03/16/2020 the borrower stated will be making a payment on-line that day.  On 04/16/2020 the borrower returned the servicer's call.  The servicer stated they were calling to collect on payment.  The borrower stated that they made the payment the night before after 8:00 pm.  The borrower asked about assistance due to pandemic. The borrower requested a 3 month deferment for May, June and July.  The borrower is unemployed at this time.  On 05/15/2020, the borrower called in regarding escrow shortage.  The servicer advised the shortage can be repaid at any time.  On 05/18/2020 the borrower called to advise they paid the escrow shortage in the amount of $883.00 and requested a new escrow analysis.  On 06/03/2020 the  servicer confirmed the receipt of the escrow shortage and has requested a new escrow analysis.  On 06/05/2020 the servicer advised the borrower the payment has not been adjusted.  The borrower was upset.  The borrower wants the account reanalyzed. The borrower requested to speak with a manager.  On 06/08/2020 the borrower called in upset that a new analysis has not been completed.  On 06/11/2020 the borrower called in regarding the recalculation of escrow analysis.  The analysis still has not been completed.  On 09/01/2020 The borrower stated they will be making a payment on-line on the 15th.  The borrower stated only 1 month should have been deferred and no payment is showing for May and June. The borrower also stated that they got an adverse credit alert.  The servicer advised they will research credit history.  On 09/14/2020 the borrower states that additional principal payments are being made and they are not being applied correctly. The servicer advised the borrower to send in a qualified written request.  On 09/15/2020 the borrower wanted to make a principal payment.  On 09/17/2020 the borrower called and stated a payment has already been made. The borrower also advised that additional funds were made to be applied to principal in July, August and September. The servicer will open a research request.  On 09/18/2020 the borrower called to state that money has been sent in to apply toward principal and the money is not being applied.  The servicer advised the borrower of the notes from the cash department.  The borrower became argumentative.  On 09/22/2020 the borrower called to discuss the principal payments.  The servicer reviewed all payment applied with the borrower.  n 09/28/2020 the borrower called in and requested an 18 month payment history.  On 09/29/2020 the servicer called the borrower and gave account information from the date initial servicing.  On 10/15/2020 the borrower made a promise to pay.  No further contact with the borrower.   The account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302117	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  No contact prior to 04/09/2020. On 04/09/2020, the borrower called and said they were tested for pandemic but were waiting on the results. The borrower said they were out of work without any income or unemployment. The servicer offered the borrower a 2 month deferment and the borrower accepted. The deferment was completed on 04/17/2020. No additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301312	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  There was no contact prior to 10/31/2019. On 10/31/2019 the borrower called and made a payment.  On 03/03/2020 the borrower called and scheduled a payment.  On 04/03/2020 the borrower called and made a payment impacted by pandemic, unemployed.  O5/29/20202 the borrower called scheduled a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301316	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  On 10/23/2019 and 10/24/2019, the borrower called the servicer to follow up on an insurance claim check. The servicer gave the borrower the phone number to the insurance department. The insurance department told the borrower that the check was mailed out on 10/11/2019.  Loan modification was discussed. On 01/09/2020, the borrower signed up for automatic draft payment. Payment was never drafted. The servicer processed the borrower's payment over the phone. On 02/07/2020 and 02/13/2020, the borrower called in and stated that February payment is still in their bank account. The servicer advised of the NSF charges and informed the borrower that the automatic draft has been cancelled. The borrower to verify with their bank. The servicer processed a payment over the phone. On 03/05/2020, the servicer advised the borrower of the total amount due and returned payments. The servicer advised of the funds stop and informed that payment must be made by certified funds. The borrower to send payment via third party payment method. From April 2020 to July 2020, the borrower would call in to schedule a payment. On 07/09/2020, the servicer discussed loss mitigation options. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301317	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020.  No contact from 10/01/2019 - 11/14/2019. On 11/15/2019 borrower declined to schedule a payment and will call back. On 12/16/2019 the borrower made a payment to post 12/28/2019. On 12/31/2019 borrower called to confirm payment. Servicer advised payment should debit from account tonight. On 01/03/2020 borrower called and wanted to make sure the payment will come out of the account. On 01/06/2020 borrower made a payment. On 01/14/2020 servicer contacted the borrower and advised payment was returned. The borrower advised has a payment set up for 01/16/2020. On 02/13/2020 servicer contacted the borrower and borrower agreed to make a payment to post 02/18/2020. On 03/16/2020 servicer contacted the borrower and the borrower made a payment. On 04/16/2020 borrower called to make a payment on the loan and advised has been impacted by pandemic and that he was out of work. On 05/14/2020 borrower advised working less hours and unable to make the payment at this time. Servicer went over a repayment plan with the borrower. Borrower advised will call back and let them know. On 05/29/2020 borrower made a payment in amount of $3276.18 to post 05/30/2020. On 06/15/2020 borrower made a payment in amount of $3276.18 to post 06/30/2020. On 07/09/2020 borrower called for 1098. On 07/16/2020 borrower made a payment in amount of $3276.18 to post 07/31/2020. On 08/14/2020 borrower made a payment in amount of $3276.18 to post 08/31/2020. On 09/16/2020 borrower made a payment in amount of $3276.18 to post 09/30/2020. On 10/16/2020 borrower advised he needs to schedule a payment for the end pf the month. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301318	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  There was no contact prior to 11/6/2019. On 11/6/2019 and 12/6/2019 The authorized third party called to make a payment. Also stated had sent in the auto draft form with the modifications documents and wanted to know when will start. On 1/6/2020- 1/21/2020 The third party called and stated the auto draft debited the payment after one was made. The agent advised to send in to that department. The additional funds were applied to the next payment of 2/1. On 2/4/2020 The third party called to discuss the auto draft and was advised will take place on 2/7. There was no further contact established with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301319	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  There was no contact prior to 11/04/2019. On 11/04/2019 servicer called and spoke with co-borrower and advised of total amount due. Borrower stated will be paying next week. On 11/13/2019 co-borrower called in and authorized payment in amount of $1699.02 and was provided with the confirmation number. On 12/16/2019 co-borrower called in and made a payment in amount of $1699.02 and was provided with the confirmation number. On 01/16/2020 co-borrower called in and made a payment in amount of $1699.02 and was provided with the confirmation number. On 03/12/2020 servicer called and spoke with co-borrower regarding payment. The co-borrower authorized payment for 03/13/2020 in amount of $1775.33 and was provided with the confirmation number. On 04/14/2020 co-borrower called in and was advised of total amount due. The agent advised that the taxes and insurance increased almost $200.00 on each. The agent offered XXX and XXX information and borrower stated did not need. The co-borrower authorized payment in amount of $1775.33 and was provided with the confirmation number. On 05/15/2020 servicer called and spoke with co0borrower and advised of total amount due. The co-borrower made a payment in amount of $1792.87 and was provided with the confirmation number. On 06/12/2020 co-borrower called in and authorized a payment in amount of $1775.33 and was provided with the confirmation number. On 07/13/2020 borrower called in and made a payment for 07/14/2020 in amount of $1775.33 and was provided with the confirmation number. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301323	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  There was no contact on 10/1/19 and10/2/19.  On 10/3/19, during an outbound call, the borrower stated his intent to make a payment the following day.  On 10/4/19, during an outbound call, the borrower completed a phone payment. There was no contact from 10/5/19 through 4/7/20.  In an outbound call on 4/8/20 the borrower stated he was current unemployed from his second job and asked for an extension.  The request was referred to the Loss Mitigation department.  On 4/22/20 the borrower called to follow up on his request for an extension stating he would not be able to make the April payment due to his loss of income.  The agent submitted a one-month deferment for review which was approved the next day. There has been no further contact with the borrower from 4/23/20 through 9/30/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300070	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  There was no contact with the borrower prior to 3/16/2020.  On 3/16/2020, the borrower paid by phone.  There was no other contact with the borrower during the review period.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  An insurance claim was filed for XXX damage that occurred on XX/XX/XXXX.  All draw funds totaling $X.XX was released to the borrower on XX/XX/XXXX.  The details of the damage and the status of the repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301328	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  The loan was over 90 days delinquent when the review began on 10/01/2019.  The first contact was on 10/07/2019, when the borrower called in and stated the reason for default was medical bills and that the borrower would make 2 payments in October, requested information on a deferment, stated that borrower was retired with 2 sources of income and stated property was owner occupied.  The borrower stated once current they would set up 12 monthly automated clearing house payments.  On 10/23/2019 a  2 month  deferral was approved.  The borrower was reached on 11/01/2019 and stated was not able to keep promise as had been in hospital. On 11/08/2019 the borrower stated would need a 3 month deferral.  The 3 month deferral was approved on XX/XX/XXXX.  The borrower made 2 payments on 11/18/2019 and the deferral was set up for months of Sep - Nov 2019.  Account was placed on automatic automated clearing house for next 12 months.  The borrower called in on 12/05/2019 to state automated clearing house had not been taken from account and wanted to confirm it was set up properly.  Borrower called in again on 12/26/2019 to confirm automated clearing house would process and was told it would.  The last contact was on 05/18/2020, when borrower called in to confirm automated clearing house was still on account. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301330	1	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020.  Prior to 10/27/2019 there was no borrower contact.  The borrower called to make a payment on 10/27/2019, 11/20/2019, and on 12/26/2019.  The borrower provided authorization to process a payment on 12/31/2019.  The borrower called to make a payment on 1/28/2020, 4/29/2020, 5/21/2020, 6/12/2020, 7/17/2020, 7/28/2020, 8/21/2020, 9/18/2020 and on 9/23/2020.  There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301333	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower. Loan has been performing each month.
				XX/XX/XXXX	XX/XX/XXXX
762301335	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the servicer tried twice to contact the borrower and was unsuccessful.  The borrower never called in.  The loan has been performing for the last 12 months and is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301336	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Five contact attempts were made during the review period.  No contact was made with the borrower during this time.  The loan has been current for at least the last 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762301339	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has not been any contact with the borrower during the review period. The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
				XX/XX/XXXX	XX/XX/XXXX
762301343	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  No contact with the borrower from 10/01/2019 through 03/24/2020. Spoke to the customer on 03/25/2020 and they stated disagree with the inspection fees. The customer wanted to have that noted on the account. Spoke wth the customer on 04/25/2020 and they set up a payment for 04/25/2020. The customer followed up on 05/18/2020 and stated why were there be overdue fees for a valuation on dirt. The customer was advised a general inquiry will be opened. No contact with the borrower from 05/19/2020 through 07/05/2020. Spoke to the customer on 07/06/2020 and they stated they go online to make the monthly payment. No further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300220	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  There was no contact from 10/1/19 through 7/1/20.  On 7/2/20 the borrower called in to request a copy of his last statement and a pay history. On 8/17/20 the borrower called in to ask way there was an $100 appraisal fee and was provided an email address for the correct department.  There was no further contact with the borrower from 8/18/20 through 9/30/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301344	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  There was no contact prior to 04/09/2020. On 04/09/2020 the borrower was contacted to secure payment. The borrower stated they were self employed and had been affected by the pandemic, however they did not require assistance. The borrower called in on 08/13/2020 for assistance with the website. The borrower was assisted creating a new account. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on 10/21/2019 reflect that the property is a vacant lot.
				XX/XX/XXXX	XX/XX/XXXX
762301345	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301346	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the servicer did not try to contact the borrower and the borrower also did not call in.  The loan was performing the entire review period and is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301347	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301350	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300221	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020.  There was no contact with the borrower from 10/1/19 through 12/9/19.  On 12/10/19 during an outbound call for late payment, the borrower refused to verify demographics and the call was disconnected.  There was no contact from 12/11/19 through 3/4/20.  On 3/5/20 the borrower called asking to speak to someone about refinancing and was transferred to the correct department.  There was no contact from 3/6/20 through 8/10/20.  On 8/11/20 the borrower called and was upset about fees.  The agent advised a waiver had already been applied and the borrower hung up.  There was no further contact with the borrower from 8/12/20 through 9/30/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301355	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020.  No contact attempts were made and the borrower did not call in from 10/1/19 to 7/1/20 due to performing status. The borrower was not responsive to daily call attempts from the servicer from 7/2/20 to 7/10/20. On 8/12/20 the borrower called to discuss a servicer transfer letter. No contact attempts were made from 8/13/20 to 9/30/20. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301359	2	[2] The loan is in an active forbearance plan. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020.  There was no contact with borrower prior to 09/04/2020 borrower called about auto draft. Associate informed borrower the auto draft is on and borrower wanted to temporarily stop because their next payment is not due until October. There was no further contact with borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301361	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  There were no contact attempts and the borrower did not call in from 10/1/19 to 5/27/20 due to performing status. On 5/28/20 the borrower called to discuss the escrow analysis and requested to have the shortage spread for 12 months. There were no further contact attempts due to performing status. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301362	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  There was no contact prior to 03/19/2020. On 03/19/2020 the borrower was contacted to secure payment. The borrower made a payment over the phone. The delay in payment was due to an auto pay payment being returned due to non-sufficient funds. On 05/21/20 The borrower called in to discuss the payment change. The borrower was advised on the prior loan modification. The borrower advised their spouse was deceased and advised of a decrease in income. The borrower was advised on their current interest rate and t hat a modification would not be beneficial to them at this time. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301364	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  On 10/16/2019 and 10/17/2019, the servicer discussed loan information and processed the borrower's payment. On 02/06/2020 and 02/17/2020, the servicer discussed automatic draft payment with the borrower and the authorized third party. During the month of March 2020 and April 2020, the servicer verified that February payment was posted to the account. The servicer went over the NSF charge and returned payments that was made. The borrower scheduled payments over the phone and online. Payments was being returned due to unable to locate account. On 05/05/2020, the customer called in to verify if the automatic draft has been set up. The servicer advised that the automatic draft is still being processed and went over escrow. Automatic draft was denied on 06/02/2020.  On 06/03/2020 and 06/17/2020, the servicer advised the customer of the total amount due and fees. The customer scheduled a payment over the phone. Per commentary, automatic draft payment was set up. On 07/27/2020, the servicer went over correspondence that the customer received. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301365	1	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower and no attempts to contact the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301366	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  The borrower had not called in and there were no attempts to contact the borrower from 10/01/2019 to 10/14/2019. The borrower made payments on 10/15/2019, 11/15/2019, 12/16/2019, 01/10/2020, 2/24/2020, 04/10/2020, 05/04/2020, 06/02/2020, 08/14/2020 and 09/14/2020. There was no further contact with the borrower.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301369	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  There was no contact with the borrower from 10/01/2019 through 04/19/2020. On 04/20/2020, the borrower called in about the mortgage interest deduction, which did not match IRS's information and was transferred to a specialist for assistance.  On 04/21/2020, the borrower called again to discuss the taxes and was advised to send the information to the Loan Servicing Department.  On 05/04/2020, the borrower called to verify that the insurance premium had been paid and wanted an update on the mortgage interest issue previously requested.   There was no further contact with the borrower.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301371	1	[1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no borrower contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301372	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020.  There was no contact with borrower prior to 12/18/2019. Borrower called regarding a missed call and was informed about missed payment. Borrower stated they thought they were on automated clearing house and scheduled payments for December-February for a regular and additional principal payments. Comment dated 06/02/2020 associate contacted borrower and was able to speak with co borrower who scheduled payment for 06/04/2020. There was no further contact with borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301374	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  On 11/27/2019 borrower called to make a payment On 12/5/2019 lender advised calling due to the borrowers name still on the account. On 12/10/2019 borrower advised not living in the property. On 12/17/2019 borrower called to make a payment. On 1/27/2020 borrower called to make payment. On 2/5/2020 lender advised the borrower name is still on the loan. On 2/6/2020 borrower advised to call the co borrower she makes the payments. On 2/14/2020 borrower advised the co borrower makes the payments. On 2/28/2020 borrower called to make a payment. On 3/6/2020 borrower advised to contact the co borrower. On 3/26/2020 borrower advised to contact the co borrower. On 9/11/2020 borrower advised he is not paying the co borrower is. On 9/14/2020 borrower called in about the payment increasing. On 9/17/2020 borrower advised he has not lived in the property. On 9/22/2020 borrower advised has not lived in the property. On 9/25/2020 borrower called to advise a payment was made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301733	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  No contact made prior to 7/29/2020. On 7/29/2020 borrower called in to discuss the letter received about the loan being sold. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301376	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower from 10/1/19 through 9/30/20; however, the loan was paid on time each month during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301378	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2020.  During the review period 09/01/2019 thru 09/30/2020 the lender attempted to speak to the borrower 49 times and no one answered the phone. On 9/9/2019 the borrower made a payment IAO $3,888.44. On 2/5/2020 the borrower PTP IAO $3,888.44 set for 2. On 2/14/2020 the borrower PTP IAO $3,888.44 on 3/28/2020. On 05/5/2020 the borrower PTP IAO $3,888.44 on 6/15/2020. On 7/18/2020 the borrower PTP IAO $3,908.37 on 8/05/2020. On 9/19/2020 the borrower PTP IAO $3,908.37 on 10/5/2020. There has been no more contact with the borrower since 9/19/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302124	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  There was no contact with the borrower prior to 10/2/2019.  On 10/2/2019, the borrower was contacted and stated they will be making their payment online on Friday.  There was no other contact with the borrower.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301732	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  There was no contact with the borrower from 10/1/19 through 4/15/19.  On 4/16/19 the borrower called trying to verify an online payment had been received and posted.  The agent advised the system was down at that time and requested she call back in an hour.  There was no further contact with the borrower from 4/17/19 through 9/30/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302129	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  There was no contact prior to 01/29/2020. On 01/29/2020 the borrower called in regarding fees on the account and was transferred to a specialist. The borrower called in on 04/21/2020 and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302130	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower was not responsive to 130 contact attempts by the servicer during the review period, and the borrower is making online payments towards the end of each month after the grace period has expired. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762302131	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan has remained current.
				XX/XX/XXXX	XX/XX/XXXX
762302132	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite several contact attempts from the servicer, there was no contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301390	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer. The loan is currently performing and a payment was delinquent during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301394	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  From 10/1/2019 to 10/6/2019, there was no communication from the borrower or attempts from the servicer. On 10/7/2019, the borrower called in to request year end tax information. On 10/10/2019, the borrower called in to make a payment on the account. On 10/22/2019, the servicer attempted to contact the borrower and no message was left. On 10/22/2019, the borrower called in to make a payment on the account. On 10/23/2019, the borrower called in to make a payment on the account. On 11/6/2019, the borrower called in to make a payment on the account. From 11/14/2019 to 11/27/2019, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 12/3/2019, the borrower called in to make a payment on the account. From 12/11/2019 to 12/20/2019, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 12/21/2019, the borrower called in to schedule a payment on the account. From 01/09/2020 to 01/23/2020, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 01/24/2020, the borrower called in to schedule a payment on the account. From 02/11/2020 to 08/12/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing. Contact attempts were made from 8/13/20 to 10/14 with no success. No contact with borrower and loan is perfoming
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300845	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020.  On 10/16/2019, the borrower called for assistance options but was advised authorization from the bankruptcy attorney was needed. On 10/29/2019, the borrower followed up on the consent to discuss workout options which was not yet received and stated intention to make a payment as soon as possible. Consent was obtained 10/31/2019. On 11/01/2019, the borrower requested assistance and was assigned a specialist to reach out. On 11/05/2019, the borrower stated intention to send additional documents with the packet. On 12/05/2019, the borrower inquired about the documents needed and was advised to get them sent in that day for review to remain active, but review was closed 12/06/2019 due to non-receipt. The chapter XX bankruptcy was discharged XX/XX/XXXX. On 01/16/2020, the borrower called to apply for a modification and cited the reason for hardship as being on disability for 6 months due to surgery along with unexpected expenses. On 02/17/2020, the borrower was advised of the Repayment Plan approval, but borrower said payment was too high and declined the offer due to wanting a modification. On 04/04/2020, the borrower was advised of the status of the loan and made a payment. The borrower stated intention to appeal the Repayment Plan decision but didn’t have time and will be making another payment in two to three weeks. The borrower was advised that the plan will break if fully payment not received within the month. The borrower’s employment has not been impacted by pandemic. On 04/28/2020, the borrower was contacted for payment and stated intention to catchup without assistance and does not want the Repayment Plan. A payment was scheduled for Thursday. On 06/02/2020, the borrower was contacted to follow up on any pandemic impact. The borrower stated the Repayment Plan payments were too high and was interested in other assistance but could not talk while at work. The Repayment Plan was removed 06/09/2020. There was no further contact with the borrower. The account currently delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301414	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301429	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Hamp incentive given
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower was noted and no attempts to reach were noted. Hamp modification was mentioned but not a lot of details
				XX/XX/XXXX	XX/XX/XXXX
762300846	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer. The loan is currently performing and several payments were delinquent during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301440	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020.  On 10/28/2019, the borrower requested an escrow analysis. A third party was authorized on the account on 05/27/2020. The borrower requested a copy of the Note on 07/31/2020 and discussed the loan. There was no further contact with the borrower.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Not reaffirmed
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was cited as being located in a declared disaster area due to (XXX) XXX for incident period XX/XX/XXXX with no damage cited on  XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301442	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  No contact was established 10/01/2019 - 02/26/2020.  On 02/27/2020 the borrower inquired about their 1098 year end statement; servicer provided information on statement previously sent.  A forbearance plan was granted on 04/05/2020.  On 05/08/2020 the borrower requested forbearance plan be removed and authorized a payment in the amount of $6005.50.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301445	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.  From 10/1/2019 to 10/8/2019, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 10/11/2019, the borrower called in to make a payment on the account. From 10/19/2019 to 11/13/2019, the servicer attempted to make contact with the borrower and the attempts were unsuccessful.
On 11/14/2019, the borrower called in to make a payment on the account. From 11/22/2019 to 01/15/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 01/16/2020, the borrower called in to make a payment on the account. From 01/24/2020 to 04/24/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 04/29/2020, the borrower called in to make a payment on the account. From 05/07/2020 to 05/28/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 05/29/2020, the borrower called in to schedule payments on the account. On 06/15/2020, the co-borrower called in to schedule a payment on the account. From 07/07/2020 to 07/29/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 07/31/2020, the borrower called in to make a payment on the account. From 08/06/2020 to 08/26/2020, The servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 08/26/2020, the co-borrower called in to make a payment on the account. From 09/10/2020 to 10/12/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. On 10/14/2020, the borrower called in to make a payment on the account. From 11/5/2020 to 11/7/2020, the servicer attempted to make contact with the borrower and the attempts were unsuccessful. There is no further communication from the borrower and no attempts from the servicer. The loan is 30 days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302142	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  On 10/01/2019 borrower called in regarding the trial modification offer. The agent confirmed the due date and scheduled a payment for 10/11/2019 in amount of $3164.49 and was provided with the confirmation number. On 11/15/2019 borrower called in and scheduled payment for 11/22/2019 in amount of $3164.49 and was provided with the confirmation number. On 11/27/2019 servicer called and spoke with borrower and advised that it may take 30 days for the final modification documents. On 12/06/2019 servicer called and spoke with the borrower regarding payment and borrower stated will call back and the agent advised that if the plan is broken may be removed from review. On 12/09/2019 borrower called in and scheduled the final trial modification payment for 12/20/2019 in amount of $3164.49 and was provided with the confirmation number. Comment dated 12/21/2019 reflects that the trial modification plan is completed and on 12/30/2019 the final modification documents were mailed to the borrower via courier. On 01/17/2020 borrower called in to verify if the modification documents were received. The agent confirmed that they were. The borrower inquired about the February payment and the agent advised will need to call that payment in and that auto pay may be set up in time for the March payment and advised may be 2 to 3 weeks for modification completion. Comment dated XX/XX/XXXX reflects modification is complete. On 02/25/2020 borrower called in and cancelled recurring withdraw. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302148	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  There was no evidence of contact prior to 04/21/2020. The borrower called at that time to make a payment and setup the account on auto draft. There was no further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301453	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020.  Prior to 12/16/2019, there was no contact with the borrower. Loan was in foreclosure and loan modification approval was noted on 12/12/2019.  On 12/16/2019, the borrower was advised of the modification approval and discussed terms and estimated payment amount. Advised the borrower that documents should be sent within 2-3 weeks. On 12/31/2019, the borrower advised the modification document would be returned today. On 01/02/2020, the borrower scheduled a payment and was noted that signed modification was received from borrower. On 01/13/2020, the borrower wanted to known the status on the modification and was advised of it not being processed yet. Loan modification was processed on XX/XX/XXXX and foreclosure was closed and billed as noted on XX/XX/XXXX. On 09/02/2020, the borrower inquired on call received for loan modification and was advised of possible error. Advised the borrower loan is due for 10/01/2020. There was no further contact with the borrower. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301459	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  There was no contact prior to 10/2/2019.  On 10/02/2019, the servicer discussed the loan modification with the borrower. No further contact was made. The account is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301461	2	[2] Current Status - Bankruptcy [2] Evidence loan has been modified.: Mod Effective Date: XX/XX/XXXX [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  There was no borrower contact from 10/01/2018 to 09/10/2019. The borrowers third party was called on 09/11/2019 to see if the attorney had received the modification documents.  On 09/12/2019, the borrower called in to discuss the modification terms. On 09/13/2019, the borrower sent in one copy of the modification and was notified both copies were required. On 09/26/2019, the borrower called in for an update on the modification and was advised of the first payment date of October 1st. The loan modification was completed on XX/XX/XXXX. On 11/07/2019, the borrower called to confirm the modification was processed and the next due date. On 11/11/2019, the borrower made a call to discuss fees. The borrower called in for the balance on 01/30/2020. There is no further borrower contact noted during the review period. The loan is currently performing under the plan.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301465	2
[2] Evidence loan has been modified.: Mod Effective Date: XX/XX/XXXX

[2] The loan is in an active forbearance plan.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  On 10/14/2019, borrower called in regarding the payment and was advised is a month behind. On 10/15/2019, borrower called in wanted to make sure that payment was received. Agent advised that the payment was received. On 12/07/2019, borrower called in to go over web portal as well as go over what the escrow balance. On 12/16/2019, borrower called to verify payment increase. On 03/12/2020, borrower called to check on the March payment and agent confirmed payment is scheduled for 03/13/2020. On 04/07/2020, called and spoke to borrower who has been out of work since March and coborrower earns some income from self-employment but not stable amount to make the mortgage payment. Explained 1-3-month Forbearance. Borrower advised plans to make payment this month for March. Provided my contact info. On 04/14/2020 called and spoke to borrower who asked where to send documents. Confirmed has UBAF hardship and proof of income if applicable. Provided Loss Mitigation email address. On 04/15/2020, borrower called for Loss Mitigation email address. On 04/21/2020, Spoke with B1 and advised documents received and submitted for Forbearance review today for 3 months. Advised will follow up by Monday. On 04/22/2020, borrower called and requested asset manager email address. On 05/20/2020, borrower confirmed having asset manager email. On 06/17/2020, borrower called with an escrow question. On 07/06/2020, wanted to know the amount of shortage in escrow, and when payment would change. Confirmed short $1479.54 starts 08/15. Borrower was asking how long to pay off shortage. There has been no further contact with borrower and the account is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301470	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2020.  On 10/05/2019 borrower said hoped to make payment within grace period. Borrower made payment on 10/29/2019 and pay period cited as reason for delinquency. Borrower was contacted for March payment on 03/09/2020 and said waiting on check and will pay by 16th. On 03/17/2020 borrower said would not get paid again until 27th and did not know amount. Servicer offered one-month deferment but borrower declined. Borrower was contacted on 04/10/2020 and said will make payment when puts funds in bank account. Busy with work/overlooked cited as reason for delinquency. Borrower was contacted on 10/19/2020 for October payment and said he just received funds and would make payment in coming week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301467	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020.  Borrower contact made from 10/2018 through 11/02018 reflects the borrower submitting documents and being review for a modification. On 11/18/2018 the modification was denied on 11/18/2018.On 12/04/2018 the borrower called to confirm receipt of payment. In 01/2019 the borrower promised to make weekly payments until the loan was current. the reason for delinquency was due to unemployment. Contact made for 02/2019 resulted in the borrower making a payment. There was no contact for 03/2019. On 04/10/2019 the borrower called to confirm receipt of payment and stated that the loan was be current by the end of the month. There was no contact for 05/2019. On 06/03/2019 the borrower called to get information on service release letter she received. Contact made from 07/2019 through 08/2019 resulted in the borrower being approved for a modification. There was no contact from 10/2019 through 11/2019. Contact made for12/2018 resulted in the borrower making a payment. There was no contact from 01/2020 through 02/2020. Contact made from XX/XX/XXXX through XX/XX/XXXX reflects the borrower being approved for a 3 month Forbearance due to pandemic. On 05/18/2020 the borrower called regarding insurance. The borrower was advised account does not reflect proof of insurance. Contact made from 06/2020 through 07/2020 reflected the borrower calling to make a payment. Contact made for XX/XX/XXXX resulted in the borrower being approved for an additional 3 month pandemic Forbearance; effective XX/XX/XXXX through XX/XX/XXXX. Contact made for 09/2020 resulted in the borrower calling on 09/30/2020 to make a payment in the amount of $2201.82.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301400	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  No contact from 10/01/2019 - 01/16/2020. On 01/1/72020 borrower advised payment was already made online today. On 03/12/2020 borrower advised the payment was made last week online and advised has another call online. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302138	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020.  No contact from 10/01/2019 - 04/13/2020. On 04/14/2020 borrower called regarding escrow questions. On 06/05/2020 borrower called for general status update. On 06/12/2020 borrower called to see how much was paid towards property insurance. On 06/23/2020 borrower called to see if the new escrow analysis was run. Servicer advised they see it has been requested, but not generated yet. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301473	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020.  There was no contact with borrower prior to 12/11/2019. Borrower called with associate informing they did not receive all financial documents and went over what was needed, updated pay stubs with borrower stating they will fax. Associate contacted borrower on 01/07/2020 informed information received, informed hardship for 1 year, letter of explanation for missing tax returns, update application signature page and borrower stated they will send today and cited the RFD to be marital difficulties and expanded RFD on 01/10/2020 reduced overtime. Associate contacted borrower on 01/24/2020 associate contacted borrower who informed they have the agreement and will email back today along with automated clearing house application, and processing the payment now. On 02/04/2020 associate contacted borrower informing receipt of the agreement and borrower inquired about letter they received and was informed timing loan is in plan and set up on ACH. Call received from borrower on 07/27/2020 wanting to know the last payment on trial and was informed 1 more payment, borrower thought they were completed and associate informed password was reset and on the 28th associate informed trial ran from 02/01-07/01 and went over the modification expectations and timeline, advised borrower to make the 08/01/20 payment as the automated clearing house was for the trial only. Borrower called on 08/10/2020 to schedule payment, on 08/13/2020 borrower called to schedule the payment difference as they made the trial amount, stated documents were executed and returned. Associate advised borrower to call back on 08/25/2020 to confirm if it needs to be paid. Call received from co borrower on 08/15/2020 stating they signed the quit claim deed and did not know what was going on and wanted to know if they would be removed. Associate informed co borrower they would still be liable and primary borrower would have to refinance to remove their name and co borrower requested their name and phone number be removed from the contact list. Borrower called on 08/25/2020 to complete the remaining amount for 08/01/2020 payment and asked about co borrower name on website, set up automated clearing house for 09/01/2020 and associate stated they would look into it. Borrower called on 09/08/2020 confirming automated clearing house is scheduled for the 15th, and thought co borrower was going to be removed and was advised they would have to refinance and servicer is not a bank they would need to check with their bank or a credit union. Borrower called about conflicting information regarding refinancing as they were told servicer does and requested to speak with manager and when placed on hold borrower hung up. There was no further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301474	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  There was no contact with borrower prior to 10/08/2019. Authorized third party (ATP) called regarding a return check and associate informed borrower payment is showing and borrower requested to speak with a specific associate and call was transferred. ATP informed account manager they sent a cashiers check for $2,300 for the repayment plan and was informed not showing as posted, did inform borrower there is a payment for $2299.29 that went NSF. ATP claims they were told all payments had to be certified and was informed not the case for all plan payments but typically to start the plan. ATP stated they will go to bank to confirm cashing of the payment and requested a call from AM in morning to review. Associate informed ATP on 07/29/2020 there is 1 payment remaining and ATP requested to speak with their AM and was informed with a client and was transferred to their voicemail. AM returned ATP call to confirm the last payment on the plan. Borrower called to schedule payment on 11/26, 12/28, 01/31, 03/03, 03/30, 04/28, 05/29, 06/29 and on 07/290 There was no further contact with ATP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301475	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020.  On 10/8/2019 borrower called to advised payment was sent. On 11/12/2019 borrower called to schedule payment. On 12/16/2019 borrower called to schedule a payment. On 1/21/2020 borrower called to schedule a payment. On 2//10/2020 borrower advised with make the payment on Feb. 20. On 2/20/2020 borrower returning a call he received. On 3/19/2020 borrower called to schedule a payment. On 4/16/2020 borrower called to schedule a payment. On 5/21/2020 borrower called to schedule payment. On 6/11/2020 borrower called to schedule payment. On 7/21/2020 borrower called to schedule a payment, On 7/28/2020 lender advised payment on 7/21 was short by $230.67 borrower stated that she paid the amount given by rep. On 8/18/2020 borrower called to make a payment. On 9/30/2020 borrower called to schedule a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300972	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  No contact with the borrower from 10/01/2019 through 11/19/2020. Spoke to the borrower on 11/20/2020 and they stated had excessive obligations and will pay 11/30/2019. Spoke to the borrower on 12/13/2019 and they stated excessive obligations and they wanted the reinstated amount. Spoke to the customer on 12/24/2019 and they stated excessive obligations and they had a question about their payment. Spoke to the borrower on 01/06/2020 and they stated have been trying to get reinstatement figure for several weeks. The borrower stated they sell real estate. The customer followed up on 01/08/2020 and they were still trying to get the reinstatement and they were informed of an amount and wanted to discuss with a supervisor. Spoke to the borrower on 01/13/2020 and they set up a payment for 01/14/2020. Spoke to the borrower on 01/16/2020 and they set up a payment for 01/17/2020. Spoke to the borrower on 01/24/2020 and they stated got a summons and the borrower was advised to disregard and the account was current. Spoke to the borrower on 02/18/2020 and they wanted to discuss their escrow analysis. No contact with the borrower from 02/19/2020 through 06/16/2020. Spoke to the borrower on 06/17/2020 and they were advised when the account is current can get on the automated clearing house payment. Spoke to the borrower on 06/24/2020 and they were advised loan is due for 02/01/2020. The customer stated usually pay online just got behind. Spoke to the borrower on 07/02/2020 and they stated can not pay the reinstatement amount and went through a divorce. The waterfall option was presented to them. Spoke to the borrower on 07/11/2020 and followed up with the waterfall information. Spoke to the customer on 07/16/2020 and they stated hope to have a unit sold soon. Spoke to the borrower on 07/24/2020 and discussed reinstatement amount in full. Spoke to the borrower on 08/10/2020 and they confirmed a payment amount. The borrower followed up on 08/14/2020 and they wanted to confirm their payment. The customer called on 10/15/2020 and they wanted to ensure the loan was current. The borrower was advised it was and they had no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300973	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020.  Servicer discussed loss mitigation with borrower on 10/02/2019. Borrower illness cited as reason for delinquency. Parties discussed mitigation on 10/11/2019 and pending review on 10/22/2019. Notes of 10/24/2019 indicated borrower not eligible for foreclosure alternatives and pre-foreclosure discussed with borrower. Borrower called on 11/01/2019 and servicer advised needed to reinstate. Borrower called about NOD on 11/09/2019 and servicer said six payments due by 11/30/2019. Borrowers called 11/11/2019 about reinstatement. Borrower scheduled payment for reinstatement 11/15/2019. Borrower called for payment information on 11/26/2019. Co-borrower called on 01/27/2020 to confirm January payment was received. Borrower made promise to pay 02/11/2020. Borrower called about forbearance on 03/30/2020. Borrower made payment 05/09/2020 and unemployment cited as reason for delinquency. Borrower called 07/13/2020 about forbearance letter and said not interested and would continue payments. No subsequent contact and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301476	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.  Prior to 5/7/2020 there was no borrower contact.  The borrower stated on 5/7/2020 RFD was due to excessive obligations and accepted pandemic assistance although they are still working.  The borrower stated on 7/21/2020 that co-borrower is on workman's compensation due to contracting pandemic from work.  The borrower called on 8/25/2020 to request reinstatement amount.  the borrower was advised on reinstatement amount on 8/28/2020.    The borrower called on 10/14/2020 to inquire why statement showed payment due was $0 and was advised it was due to corporate advances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300974	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020.  On 10/9/2019 borrower called in to schedule a payment. On 10/30/2019 borrower called in to schedule a payment. On 4/9/2020 borrower called to see what options were available to bring the loan current. On 6/19/2020 lender advised of the ns' borrower advise the funds are in the account. On 7/14/2020 borrower called in to schedule the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301478	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  On 10/02/2019 call regarding loss mitigation and advised curtailment of income was stated as issue for the borrower. 10/10/2019 outbound call made to borrower for payment on the loan. Outbound calls to borrower and they returned the call on 11/6/2019 and discussed application for loss mitigation. On 12/09/2019 borrower called to speak to AM. On 02/06/2020 borrower called and accepted offer for modification trial payments and stated mailing first payment. 5/19/20 Discussed the real estate with the borrower and paper work for the mod on XX/XX/XXXX and mod was to be completed per statement. On 05/29/2020 borrower advised placed the signed modification documents in the mail. On 07/27/2020 borrower called to discuss the payment due for the modification. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300027	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300028	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  There was no contact prior to 1/8/2020. On 1/8/2020 the borrower advised already made monthly payment. On 3/11/2020 the borrower called to make sure payment was received. On 3/18/2020 the borrower called to discuss a refinance to lower monthly payment. On XX/XX/XXXX the borrower advised was affected by pandemic and was placed on a 3 month forbearance and had XXX payment deferred. On 5/4/2020 the borrower called in to make May payment and confirm the XXX payment was deferred to the end of the loan. The final contact on 6/16/2020 the borrower called to discuss the escrow shortage, was advised shortage will be caught up in March 2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301479	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  On 01/08/2020 the servicer called to advise call from July was reviewed. On 2/10/2020 the servicer left a voice mail message. On 2/18/2020 the borrower called in to inquire about the escrows. On 3/14/2020 the borrower called in about an escrow shortage. On 3/26/2020 the borrower called in to discuss curtailment of income. On 4/2/2020 the borrower provided the name of the INV. On 4/15/2020 the borrower called in for assistance pending unemployment. On 05/27/2020 the borrower inquired about the deferment letter acceptance. On 06/25/2020 the borrower called CIP done. On 6/30/2020 the borrower verified CIP by borrower. On 7/16/2020 the borrower called said to set a payment for the 14th. There has been no contact with the borrower since 7/16/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300029	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  The borrower contacted the servicer on the following dates to make a payment in the amount of $4,594.85: 01/07/2020, 02/08/2020, 03/04/2020, 04/04/2020, 05/02/2020, 06/04/2020, 07/04/2020. The borrower contacted the servicer on the following dates to make a payment in the amount of $4,665.43: 08/01/2020, 09/03/2020, 10/04/2020, 11/06/2020, 12/17/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300031	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020.  From 01/04/20 the borrower called to check the status of the final draw. On 02/28/20 the borrower called about claim funds advised verifying balance owed to contractor. Advised when paid in full balance will be sent. On 06/08/20 the borrower called stated credit has dropped 50 points balance was increased by 1085.00 please research why that would be. There was no further contact established with the borrower Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301481	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  No contact from 01/01/2020 - 12/10/2020. 12/11/2020 - The borrower contacted the servicer to inquire if the tax lines were adjusted to reflect the homestead exemption. The servicer advised the tax amounts to have been updated. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301482	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  01/30/2020 - Borrower contacted servicer to schedule payment in the amount of $786.20. 03/03/2020 - Borrower contacted servicer to schedule payment in the amount of $786.20. All other payments were made via automatic bank drafts and did not involve borrower contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 2.875%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301483	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 28 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 4 times. On 1//9/2020 the co borrower called in about general servicing questions. On 01/29/2020 the borrower called to make a payment IAO $517.16. On 01312020 the borrower called in to make a payment IAO $517.16. The has been no other attempts to contact the borrower since 12/11/2020. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There is a modification in the file dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301484	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020.  From 01/02/20-03/30/21 there was no contact established with the borrower. On 03/31/20 The borrower called promised to pay. On 06/30/20 The borrower called promised to pay. On 10/30/20 The borrower called promised to pay. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301485	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  No contact from 01/01/2020 - 03/02/2020. 03/03/2020 - The borrower contacted the servicer to request that additional payment in February that was applied to the principal to be reversed and applied to the March 2020 payment. There are no issues with the portion of the payment applied to February 2020. 07/09/2020 - The borrower contacted the servicer to schedule a payment in the amount of $837.48. All other payments were made online via the automated clearing house and did not involve any direct contact with the servicer. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300002	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300003	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  There was no contact with the borrower from 12/01/2020 to 07/05/2020 due to bankruptcy. On 07/06/2020 the borrower called in to inquire payment increase and why the loan was not reported to credit reporting. There was no further contact with the borrower from 07/07/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300004	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  During the review period of 01/01/2020 through 12/31/2020 the servicer attempted to reach the borrower 3 times and was unable to contact the borrower. During the same period, the borrower did not attempt to call the servicer. There have been no other attempts to communicate with the borrower since 11/24/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Per the notes dated XX/XX/XXXX proof of claim was filed by the prior servicer.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There was a modification from prior servicer. The effective date was XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300005	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2020.  No contact with the borrower from 01/01/2020 to 02/03/2020. On 02/04/2020 borrower called in for year-end statement advised of online access and was assisted. On 04/03/20 the borrower called in for workout options due to the pandemic. Requested to have auto draft stopped is out of work due to pandemic. On 04/16/20 the borrower called in to inquire why payment was not posted was advised no payment schedule. Payment as a one-time draft scheduled. On 07/13/20 borrower contacted and that the auto draft was no cancelled does not need forbearance and wants auto to pay set up advised of the process. On 07/15/2020 the borrower was very upset about forbearance plan set up without permission and auto draft cancelled. The borrower requested a call back to set up automated clearing house and restore the online access to the account. On 07/21/20 the borrower was advised that forbearance has been removed and needs to go online to set up auto pay. On 08/03/2020 borrower called in to have password reset. On 08/14/2020 borrower called to check on auto draft advised is affected 09/15 assisted borrower with scheduled payment. On 09/17/2020 borrower called in with insurance to provide address to send in new policy. On 10/08/20 borrower called in to discuss new policy received from new carrier and to discuss a new escrow analysis. On 10/15/2020 borrower called in to review auto draft and new insurance policy received. On 10/28/20 borrower called in to reset auto draft to the 15th.on 11/12/2020 received a call inquired on the web portal and was advised to register. There was no further contact with the borrower from 11/13/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300006	2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower in the 12 month review. The loan has been current the entire review.
				XX/XX/XXXX	XX/XX/XXXX
762300007	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.  No contact with borrower from 01/01/2020 to 04/07/2020. On 04/08/2020 borrower called to update out of work and should return by the end of the month. On 04/09/2020 the borrower inquired on the 1098 was given verbally and mailed. promise to pay. On 04/20/2020 borrower called in and was advised the 1098 has been mailed and advised that applied for forbearance online. On 05/08/2020 borrower advised will send in one payment via mail. On 10/14/2020 borrower called in to make payment via debit card was advised not an option schedule a payment. There was no further contact with the borrower from 10/15/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300011	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  No contact was noted 01/01/2020 - 04/30/2020.  On 05/01/2020 the borrower contacted the servicer to advise of problems accessing the account online to make a payment.  It was indicated that the property is located in an area impacted by a disaster (XXX XX/XXXX).  No further contact was established through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 5.88%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300012	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the review period. The loan is current and has been current the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300013	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300034	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020.  There was no contact made prior to 09/10/2020. On 09/10/2020, the borrower called in to make a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300014	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020.  01/17/2020 - 01/01/2020 There is no evidence of contact with the borrower during this period.  01/18/2020 - The borrower states that the reason for default was due to curtailment of income. 02/07/2020 - Borrower called in to subscribe to paperless enrollment. 02/19/2020 - Borrower made a payment. Borrower states that they will call back at the end of the month to pay late fee.  05/06/2020 - Borrower called in to gain general knowledge about their account, ask why their payment increased and refinancing information. Borrower made a payment in the amount of $905.76. 09/09/2020 - The borrower called in to inquire if the servicer originated loans.  09/11/2020 The borrower called in to request that an additional $50 to their principle payment. 09/16/2020 - The borrower gave permission to speak with a third party. 09/18/2020 - The borrower called in to inquire about their loan, balloon payment and any prepayment fees associated with this payment. The borrower requested the document associated with this payment amount be sent to them. On 09/22/2020 borrower had questions about the loan and the balloon payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300015	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  01/23/2020 - The servicer advised the borrower that the total amount of due is $1,500.00. 01/28/2020 - Borrower advised payment will be sent via XXX. 05/18/2020 - The servicer informed the borrower that the June 2020 billing statement has been mailed. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300017	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 7 times and was unable to contact the borrower. During the same period, the borrower did not attempt to contact the servicer. There has been no further attempt to contact the borrower since 3/19/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300035	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  No contact from 01/01/20 to 02/23/20. On 02/24/20 borrower called in for general information and name on deed to be her name only. On 06/03/20 borrower called in for account information and to remove ex advised to refinance account. On 062320 borrower called in asking for follow up on removed borrower 2 due to divorce. On 07/09/20 borrower called in about removing borrower 2 off loan advised needs to refinance the loan. There was no further contact with the borrower via phone only web chat from 07/10/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300018	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  No contact was established 01/01/2020 - 02/20/2020.  On 02/21/2020 the disputed a late fee assessed on their 08/2019 payment; agent waived the fee as a one time courtesy.  Credit reporting disputes were received on 05/08/2020, 07/20/2020, 09/21/2020 and 11/25/2020.  The servicer determined credit reporting is accurate.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300019	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on one occasion (11/06/2020) during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300020	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  There was no contact prior to 01/04/2020. On 01/04/2020 borrower called to schedule a payment for $1083.18 for 01/10/2020. On 02/0/2020 borrower scheduled a payment for 02/20/200 $1083.18. On 3/11/2020 payment was scheduled for 03/19/2020 $1083.18. On 04/11/200 borrower scheduled a payment for 04/18/2020 of $1083.18. On 04/20/2020 inbound call verified all information, borrower inquiring if there is a pending payment, removed pending payment per borrower request. On 05/18/2020 borrower scheduled a payment for 05/18/2020 of $1083.18. On 07/09/2020 borrower scheduled a payment for 07/17/2020 for $1124.87. On 08/13/2020 borrower scheduled a payment for 08/14/2020 of $124.87. On 08/27/2020 borrower made a payment of $1124.87. On 10/08/2020 borrower made a payment of $1124.87. On 11/15/2020 web payment requested and scheduled for 11/20/2020 of $1124.87. On 12/18/2020 payment was made via the web for $1124.87. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300036	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower during the review period; however, loan remained in good standing with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300021	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  Spoke to the borrower on 01/18/2020 and they stated had some unexpected expenses. The borrower set up a payment for 01/31/2020. No contact with the borrower from 02/01/2020 through 07/14/2020 after attempts made. Spoke to the borrower on 07/15/2020 and they set up a payment for 07/31/2020. Spoke to the customer on 08/28/2020 and they set up a payment for 08/28/2020. Spoke to the customer on 09/21/2020 and they needed to have a payment adjustment made on the account. The borrower had amount applied to escrow applied to their late fee. Spoke to the borrower on 11/23/2020 and they set up a one-time draft payment. No contact with the borrower in December. Spoke to the borrower on 01/25/2021 and they set up a one-time draft payment for 01/29/2021. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300022	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was no contact from 01/01/20-02/14/20. On 2/15/20 the customer called in a payment of $2150.55. 11/30/20 the borrower confirmed they were unable to make a payment due to a death in the family and inquired about payment assistance. There was no further contact, and the account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property located in disaster area, due to XXX(XXX). No damages reported.
				XX/XX/XXXX	XX/XX/XXXX
762301488	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact prior to 06/23/2020. On 06/23/2020 borrower called in about getting help with the online access. On 9/18/2020 borrower called to advised she did not think they were in a flood zone.  On 12/10/2020 The servicer called borrower because of an open loss draft claim was open the servicer is pending an estimate, the servicer advised that the public adjuster sent a letter stating they would not disclose information and the servicer wanted to know if the borrower had the information.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Borrower is currently in mediation with the insurance company for a settlement damages were not disclosed in the servicing notes.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301489	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is no evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301490	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  No contact was established 01/01/2020 - 04/07/2020.  On 04/08/2020 the borrower requested that information posted in September 2019 on the credit reports be removed.  On 04/27/2020 the servicer informed borrower that complaint letters have been received.  On 05/13/2020 the servicer advised that November 2019 credit reports were updated to show account as current.  On 09/10/2020 the borrower contacted servicer to authorize a payment on 09/15/2020 in the amount of $1,794.80.
 On 10/02/2020 the borrower contacted servicer to authorize a payment on 10/07/2020 in the amount of $1,794.80.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301491	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020.  01/01/2020 - 07/24/2020 There is no evidence of contact with the borrower during this period. 07/23/2020 - Authorized third party states that they have not made their monthly payment yet due to not receiving their statement. The servicer advised the borrower that their August statement will include their July and August payment amount. 07/22/2020 - 01/01/2020 There is no evidence of contact with the borrower during this period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301494	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.  No contact with the borrower from 01/01/20 to 02/02/20. On 02/03/20 borrower called in for payment amount. On 04/16/20 borrower called in to discuss loss mitigation options after forbearance. On 05/11/20 borrower called in for options as returns to work on 06/01/20. On 05/12/20 borrower called in to discuss options was advised of deferment and is current returning to work. Recapped spoc information. On 07/20/20 borrower called to discuss amount owed and advised of fees due. On 09/18/20 borrower contact a scheduled a payment. On 10/14/20 borrower contact discussed changing the due date and scheduled a payment. There was no further contact with the borrower from 10/13/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  2 month deferment
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300037	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower 45 times between 01/2020 - 12/2020. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301495	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  On 01/07/2020, the servicer provided the customer with the total amount due. The reason for the default was due to curtailment of income and excessive obligations. The servicer also provided information on the breach letter, repayment plan and modification. During the month of XX/XXX, the servicer entered into a loan modification agreement with the customer. The loan was modified, and the file was closed on XX/XX/XXXX. The servicer made a welcome call and went over the terms of the loan. From April 20200 to August 202020, the servicer went over the next payment due and the customer would make a payment. On 09/14/2020, the servicer made an outbound call to contact the customer. Call was disconnected after greeting. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300039	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Notes indicated servicer only attempted to contact borrower on one occasion (07/07/2020) during review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300040	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower but the loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301500	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There were no outbound attempts to reach the borrower.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301501	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 169 times and was unable to contact the borrower. During the same period, the borrower has not attempted to contact the servicer. There has been no further attempts at contacting the borrower since 11/14/2020. . The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301505	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020.  No contact noted 0/01/2020.  On 01/02/2020 the borrower authorized a payment.  On 01/13/2020 the borrower was provided their trial modification due date.  On 01/30/2020 the servicer advised borrower their final trial modification payment would be due; borrower referenced reason for default as illness of a family member.  From 02/10/2020 - 02/20/2020 the borrower called to discuss loan modification.  A loan modification was completed on XX/XX/XXXX.  The borrower called on 03/02/2020 and 03/06/2020 to make payment.  Comments reflect an insurance claim with all repairs completed as of XX/XX/XXXX.  On 06/02/2020 the borrower made a payment in the amount of $1547.87.  No other contact was established through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301506	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There was no contact prior to 08/28/2020.  On 08/28/2020 the borrower called to see why the servicer had called.  The servicer advised collections.  Borrower stated go on line and make a payment.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301508	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 5.625%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300042	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster area due to XXX XX/XX/XXXX through XX/XX/XXXX. No contact with the borrower during the review period 01/01/2020 through 12/31/2020 and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301509	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  There was no contact prior to 01/29/2020. On 01/29/2020 Borrower made a payment. On 02/2/2020 Borrower made a payment. On 03/26/2020 Borrower made a payment. On 04/27/2020 Borrower made a payment. On 05/19/2020 Borrower made a payment. On 06/19/2020 Borrower made a payment. On 07/20/2020 Borrower made a payment. On 08/20/2020 Borrower made a payment. On 09/22/2020 Borrower made a payment. On 10/21/2020 Borrower made a payment. On 11/12/2020 Borrower made a payment. On 12/03/2020 Borrower made a payment. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300043	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020.  There was no contact from 01/01/20-01/28/20. On XX/XX/XXXX, the customer confirmed repairs started to the home, but were going slowly due to pandemic. On 02/19/20 the borrower called in due to having trouble accessing the online portal. The servicer suggested to re-register within the next few days. On 03/26/20 the customer general account information. 04/10/20 the borrower discussed options and agreed to a deferment due to being laid off from work. On XX/XX/XXXX the borrower confirmed in process of completing repairs to the home and was ready to schedule final inspection. On 05/07/20 the customer confirmed general information and discussed forbearance options. XX/XX/XXXX the borrower confirmed the repairs were made and ready for inspection. On XX/XX/XXXX and XX/XX/XXXX the customer called in confirming photos from the inspection of the home would be sent in and repairs were classified as 100% complete. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300044	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020.  There was no borrower contact prior to 2/24/2020.  On 2/24/2020, the borrower requested the 109 from 2017. On 8/5/2020, the servicer contacted the borrower and the borrower indicated they would make a payment online. There was no other contact and loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300045	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been attempts to contact the borrower but no contact was made. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300046	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  There was no contact prior to 3/2/20. On 3/2/20, the borrower called in to switch homeowner's insurance policy. The representative warm-transferred the call to insurance department for further assistance. There was no further contact. The loan is performing and is in an active Chapter XX bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300052	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  No contact was established 01/01/2020 - 07/08/2020.  On 07/09/2020 the borrower called in regards to an insurance letter received; borrower was advised insurance carrier needs borrower's full name.  On 11/04/2020 the borrower was advised how to download recurring automated clearing house payment enrollment forms.  On 12/04/2020 the borrower requested their online account be unlocked.  No further contact was noted through 12/31/2020.  The loan is in good standing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300055	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020.  Servicer attempted to contact borrower on 16 occasions between 01/02/2020 and 06/04/2020. Borrower called on 07/07/2020 about adding spouse to loan and servicer advised refinance would be necessary. Borrower called on 07/22/2020 to confirm payment was received. Borrower inquired about refinance on 09/23/2020. There was no subsequent contact. Servicer attempted to contact borrower on five occasions between 10/08/2020 - 01/14/2021. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301511	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The collection comments were limited for the past 12 months due to minimal borrower contact. There was no sign of contact from 01/01/2020 through 12/31/2020.  There was no evidence of borrower contact. The notes reflected the borrower making monthly payments through the automated system. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301513	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  No contact with the borrower from 01/01/20 through 02/03/20. On 02/04/20 borrower contacted advised the loan is current. On XX/XX/XXXX called in to advise to remove loan from bankruptcy as it has been discharged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301514	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2020.  There was no contact made prior to 05/16/2020. On 05/16/2020, the servicer advised the borrower that payment was posted on 05/13/2020. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated 09/12/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301515	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  No contact with the borrower from 01/01/2020 through 01/27/2021. Spoke to the borrower on 01/28/2021 and they needed to make a stop payment on the loan. The customer was advised it already came back as a stop payment. The borrower wanted to set up HR draft and they were advised to contact back tomorrow. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster area due to XXX XX/XX/XXXX through XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301516	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  Prior to 4/10/2020 there was no borrower contact. The borrower called on 4/10/2020 to inquire about pandemic program and was advised of possible forbearance option. The borrower was advising down XX/XX/XXXX that they were approved for forbearance plan. The borrower called on 5/7/2020 to inquire about forbearance and deferment options. The borrower called on 5/13/2020 and on 5/20/2020 to inquire about escrow analysis. The borrower called on 6/26/2020 to request escrow analysis and made a payment for shortage. The borrower was advised on XX/XX/XXXX of deferral period ended. The borrower called on 12/21/2020 to inquire if pandemic assistance was still available and was advised it was. The borrower called on 12/28/2020 regarding limited access to online account and would like full access. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301517	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  There was no borrower contact prior to 05/13/2020. On  05/13/2020, the borrower called in to get assistance with their online account. Borrower scheduled payments for. 01/24/2020  On 01/21/2020, the borrower advised the servicer that they received a letter that their taxes were delinquent. There was no further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301518	3	[3] Collection Comments - Incomplete -: Missing 08/12/2020 - 12/31/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  There was no contact prior to 04/20/2020.  On 04/20/2020 the borrower called the servicer tenant stopped paying rent due to pandemic, servicer placed the borrower on a forbearance.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300056	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  There was no contact prior to 01/28/2020. On 01/28/2020 borrower made a payment. On 02/29/2020 Borrower made a payment. On 03/26/2020 Borrower made a payment. On 04/10/2020 Borrower sent in correction and requesting validation of credit reporting. task opened. Letter response triggered on 04/11/2020. On 04/24/2020 Borrower made a payment. On 05/22/2020 Borrower made a payment. On 06/10/2020 Borrower made a payment. On 07/17/2020 Borrower made a payment. On 08/25/2020 Borrower made a payment. On 09/16/2020 Borrower made a payment. On 10/21/2020 Borrower made a payment. On 11/19/2020 Borrower made a payment. On 12/16/2020 Contacted borrower regarding December payment, borrower stated waiting on tenants to pay, promise to pay by 12/18/2020, payment not scheduled. On 12/21/2020 Borrower made a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301520	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts made but loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300059	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 2 time1 they were able to contact the borrower and 1 time servicer was unable to contact the borrower. During the same period, the borrower was able to contact the lender 2 times. On 2/26/2020 called in to schedule a payment for Feb 14th. On 5/6/2016 the servicer called and left a voice message. On 5/14/2020 the borrower called in and tried to make a mortgage payment with a debit card. The servicer advised they do not take debit card payments. On 7/10/2020 the borrower called in and stated he will make the payment once he got home. There has been no more contact with the borrower since 7/10/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There is a mod in the file. There is some prior documents on this mod that are in the notes prior to the start date of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300060	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  From 01/01/20-01/27/20 there was no contact. On 01/28/20 the customer expressed inability to pay on the loan and was transferred to loss mitigation. On 01/29/20 the borrower called regarding a payment being made. 03/06/20 the customer made a payment and confirmed general information. On 07/2720 the customer called for options for the account due to the forbearance plan expiring on account. 09/16/20 the borrower confirmed plans to begin making payments on the account soon. On 09/22/20 the customer confirmed no longer impacted by pandemic and regained employment. On 10/13/20 the borrower planned to make a payment by the end of the month. 10/15/20 the customer made a payment of $2173.53. The account remains performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301521	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on nine occasions between 04/09/2020 - 12/14/2020. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300061	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020.  There was no borrower contact prior to 4/14/2020. On 4/14/20, the borrower called in to go over pandemic options. On 4/16/20, the representative introduced self as the single point of contact and aware of the forbearance plan on the account. On 4/24/20, the borrower stated has already gotten calls 3 times a week and wanted to know what is going on. The representative advised of the work list prompted to reach out to the borrower. The borrower has SPOC contact information and is aware on forbearance plan. On 5/18/20, the representative spoke to the borrower regarding active forbearance plan. On 6/23/20, the representative spoke to the borrower regarding the forbearance plan ending this month. The borrower stated is still struggling but has been sending in payments. The borrower is working, but not working full-time. On 8/14/20, the representative called the borrower to obtain an update on the hardship. The borrower is on a forbearance plan and it ends on 9/30. The borrower is struggling but can make a payment for August next week. On 9/17/20, the representative spoke to co-borrower regarding the forbearance plan ending on 9/20. The borrower stated they are still somewhat struggling but have been able to make their mortgage payments and are able to continue to make them post forbearance plan. The borrower will be making payment for month of September by end of the month. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300062	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  The borrower called in on 01/06/2020 to dispute the corporate advance fee and the fee was waived for the month. The borrower called in on 02/10, and 03/05 to make a payment, and again on 04/10 when the borrower was also informed of all free payment options. The borrower called in to make a payment on 05/06, and on 06/04 the borrower was called but refused to speak due to a bad connection. The borrower called for the total amount due and a status update before making a payment on 06/12. The borrower made a payment on 07/13, 08/12. The borrower called in on 09/16 to discuss not receiving a call from Selene during the month. The borrower called on 12/09 to make a payment and return a call from the client. The borrower was given a status update. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301523	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020.  No contact with the borrower from 01/01/2020 through 05/31/2020. Spoke to the borrower on 06/01/2020 and they needed a 1098 form and they also stated have an escrow shortage of $1725.31, The customer was advised if the shortage was paid in full their payment will go down. No further contact with the borrower noted from 06/02/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300064	3	[3] Collection Comments - Incomplete -: Missing 04/10/2020 - 12/31/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  There was no contact prior to 3/24/2020. On 3/24/2020 servicer spoke to the borrower in regards to account and financial status and advised of assistance options. On 04/06/2020 the borrower called the servicer wanted to cancel ACH, the borrower was afraid that would lose job due to pandemic. There was no further contact with the borrower and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301525	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020.  No contact was established 01/01/2020 - 04/16/2020.  From 04/17/2020 - 04/22/2020 the borrower requested forbearance assistance due to pandemic.  Per comments borrower experienced a temporary lay-off due to being self employed as a school janitor and in process of seeking unemployment funds.  On 04/24/2020  the borrower called in to discuss the letter that they received regarding forced placed insurance. Borrower states that they would like to shop around for their own insurance.  On 05/01/2020  the borrower requested to have their payment auto drafted even though they are on a forbearance plan.  On 05/08/2020 the borrower called in due to their auto payment not being drafted from their account according to their request.  Borrower made a payment in the amount of $1659.12.  On 05/26/2020 the borrower called in to request their insurance refund to be sent to them.  Borrower requested that their insurance be added to their escrow analysis.  On 06/05/2020 the borrower called in to make a payment as well and request that the forbearance be cancelled.  On 06/26/2020 the borrower called in regarding a letter that they received.  On 07/09/2020 the borrower called in due to their auto payment not being drafted from their account.  Borrower scheduled a payment.  On 07/21/2020 the borrower called in to find out why their payment amount increased.  On 09/11/2020 the borrower called in to request their payoff total.  Borrower inquired if they would be able to sell their home, they give the reason for this inquiry due to excessive obligations.  On 10/21/2020 the borrower notified the servicer that they do not need any assistance.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300065	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  On 01/09/20 called borrower to discuss account call ended. On 01/17/20 borrower called to request a deferment due to illness and scheduled 2 payments. On 012120 borrower called in to discuss other options since deferment is not an option requested modification documents. On 01/31/20 contact with the borrower to discuss loan modification and why deferment was denied. On 02/07/20 borrower contact wanting the spoc person attempted to transfer. On 02/25/20 borrower authorized third party (spouse), discussed modification and doc and web site to obtain information. On 03/18/20 borrower called in discussed approval and when 1st trial plan payment due. On 05/04/20 spoke with the borrower and will schedule modification payment. On 06/24/20 requested to have the SPOC call back. On 07/06/20 borrower called to discuss notary for the modification documents. On 07/07/20 borrower advised that the modification documents will be returned. On 07/08/20 borrower stated had received documents. There was no further contact with the borrower from 07/09/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300066	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  There was no borrower contact prior to 3/19/2020. On 3/19/2020, the borrower was contacted and made a payment. On 4/14/2020, the borrower inquired about forbearance due to unemployment from pandemic. On XX/XX/XXXX, a three-month forbearance was approved . There was no further borrower contact and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300068	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020.  There was no contact made prior to 02/28/2020. On 02/28/2020, the borrower called in to set up payment. From January 2020 to April 2020, the servicer entered a loan modification with the borrower. File was active in foreclosure. Loan modification was completed on XX/XX/XXXX. Foreclosure was closed and billed. On 06/01/2020, the servicer discussed payment and escrow shortage with the borrower. On 11/02/2020, the borrower called in to schedule a payment. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300071	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  From 1/1/2020 through 8/7/2020 there was no borrower contact. Borrower called in 8/8/2020 to request a payoff good through 8/12/2020. Borrower called in again 8/13/2020 to request new automated clearing house forms to change account number to draft from. No further contact after 8/13/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301527	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  On 1/7/2020 borrower called for status of final mod review. On 1/9/2020 borrower called to ServiceLink to schedule a mobile notary the final mod documents were sent. On 1/10/2020 lender advised he should receive final mod docs by 1/13. On 1/17/2020 lender advised they will sign a copy and send he a copy. On XX/XX/XXXX lender advised mod complete and next payment XX/XX/XXXX. On 1/31/2020 borrower called to make a phone payment. On 2/3/2020 borrower called to confirm the payment was not late. On 2/28/2020 borrower called to make a payment. On 3/31/2020 borrower called to make a payment. On The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300073	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  There was no contact from 01/01/20-04/30/20. On 05/01/20 the customer returned attempted call and declined paperless statements. On 01/26/21 the customer discussed the account and planned to register online. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301529	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  No contact with the borrower from 01/01/2020 through 05/03/2020. Spoke to the borrower on 05/04/2020 and they were advised the loan is due for 05/01/2020. The customer also stated they had filed a claim and no further information. No further contact with the borrower from 05/05/2020 through 12/31/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301530	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  There was no contact prior to 02/19/2020. Borrower called on 02/19/2020 regarding February payment and expressed hardship. Servicer explained modification. There was no subsequent contact. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301531	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020.  There was no borrower contact prior to 06/22/2020. On 6/22/2020, the borrower contacted the servicer to inquire if insurance is being paid. The servicer advised that the insurance premiums are being paid on a timely basis. There was no further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301532	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020.  No borrower contacts from 1/1/2020 through 4/20/2020. Borrower called in 4/21/2020 to discuss options. Borrower was provided with 3 month forbearance option and possible extension if still impacted after 3 months. Outbound attempt 7/6/2020 was unsuccessful. Outbound attempt 7/7/2020 and discussed Forbearance program with borrower. Borrower had May and June payments deferred to back of loan. Borrower confirmed check for 5838.21 received and advised to post to July payment and remaining to principal. Borrower also asked that automated clearing house payments resume for August. Borrower called in again 8/11/2020 to discuss account. Outbound attempt made 8/13/2020. Outbound call to borrower 8/14/2020 to discuss cashiering task. Borrower stated to do nothing as they were on a business call and would have to call back. Borrower called in on 8/27/2020 to advised that they never wanted the deferments but to leave the account as is. No further contact made with borrowers. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301533	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  There was no contact prior to 10/16/20. On 10/16/20, the borrower stated the funds were not available for the automated clearing house when it was attempted. The representative advises the borrower to contact the bank. The borrower is interested in refinance. The representative advised the servicer does not offer refinancing and would have to go through an outside source. The borrower declined to go over the documents and will wait until got the package. On 11/17/20, the representative advised the borrower of $15 fee for making a payment by phone. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301534	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020.  There was no contact established with the borrower prior to 05/07/20. On 05/07/20 called to discuss payment increase. On 09/24/2 the borrower called in unsure why so much is still owed on the account went over the modification details. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301535	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300074	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.  There was no contact prior to 09/03/2020.  On 09/03/2020 The Borrower called in to set up a bi-weekly auto draft. Borrower promised to make a payment later in the month to cover their 09/2020 payment. The servicer reviewed the insurance claim with the borrower and advised that it was mailed through XXX to the mailing address on file. 08/10/2020 - Borrower inquired about their misapplied payment made on 07/22/2020. On 07/22/2020 the Borrower made a payment for their June and July payments in the amount of $1382.45. 05/22/2020 - Borrower made a payment. On 03/25/2020 the Borrower made a payment and was advised of late fees. The borrower states the reason for default was due to completing repairs. There was no further contact. The loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower states that they had a XXX on XX/XX/XXXX and they had a restoration company fixing the damage. The borrower's left the property while the damage was being repaired. The property was fully insured but the specific claim amount was not given in the notes. Unable to locate the status of the repairs but the last note regarding the claim was listed on XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301537	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact prior to 01/07/2020. On 01/13/2020. On 01/13/2020 Borrower made a payment. On 03/14/2020 Borrower made a payment. On 04/17/2020 Borrower made a payment and advised of late fee waiver. On 05/12/2020 Borrower made a payment. On 06/08/2020 Borrower made a payment. On 07/10/2020 Borrower made a payment. On 08/12/2020 Borrower made a payment. On 09/14/2020 Borrower made a payment. On 10/15/2020 Borrower made a payment. On 11/13/2020 Borrower made a payment. On 12/14/2020 Borrower made a payment. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301538	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no borrower contact prior to 6/20/2020. On 6/20/2020, the borrower was contacted and made a promise to pay. On 9/18/2020, the borrower called and said they encountered a hardship and would make two payments the following month. Servicer advised of repayment plan and borrower declined. There has been no further borrower contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301540	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  01/05/2020, 02/09/2020, 02/28/2020, 04/01/2020 - Borrower made payment in the amount of $956.80. 05/03/2020, 06/03/2020, 07/09/2020, 08/05/2020, 09/11/2020, 10/13/2020 - Borrower made payment in the amount of $965.02. 11/11/2020, 12/14/2020 12/31/2020 - Borrower made payment in the amount of $995.70. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.625%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301543	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  No contact with the borrower from 01/01/2020 through 04/02/2020. Spoke to the borrower on 04/03/2020 and they stated needed assistance because they were laid off due to pandemic. The customer was advised of forbearance plan. The borrower followed up on 04/15/2020 and wanted to discuss the general forbearance plan. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the customer on XX/XX/XXXX and they stated no longer need the forbearance on the account. No contact with the borrower from 07/15/2020 through 12/08/2020. Spoke to the borrower on 12/09/2020 and they were requesting a payoff and they said trying to sell the property. Spoke to the customer on 01/08/2021 and they called in to request a third party. The borrower followed up on 01/27/2021 and they called to get payoff to be faxed to them. The borrower followed up on 01/28/2021 and discussed general information. No further contact information. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301544	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  There was no contact from 01/01/20-04/12/20. On 04/13/20 the customer confirmed impact on income and discussed forbearance options. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster due to XXX (XXX) declared on XX/XX/XXXX. No damages reported.
				XX/XX/XXXX	XX/XX/XXXX
762301545	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020.  There was no contact prior to 9/30/20. On 9/30/20, the borrower called in to make a payment. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301546	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  There was no contact prior to 02/13/2020. On 2/13/2020 an authorized party called in to discuss the account. On 2/18/2020 borrower called to see why the payment increased. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301547	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  There was no contact prior to 03/20/2020. On 03/202020 Borrower called to get password reset. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301549	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower during the review period. Prior notes indicated borrowers are divorced. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301551	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
				XX/XX/XXXX	XX/XX/XXXX
762301553	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  Borrower called on 01/29/2021 to request mortgage insurance be removed from account. Servicer did not attempt to contact borrower and loan was current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301554	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
				XX/XX/XXXX	XX/XX/XXXX
762301556	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301557	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  From 1/1/2020 through 4/17/2020 there was no borrower contact. From 4/17/2020 through 6/16/2020 there were 7 outbound attempts. Borrower called in 6/16/2020 and advised that they do not receive disability income and they are going to fill out request for mortgage assistance online. Outbound attempts 6/22/2020 and 6/30/2020. Borrower called in 7/7/2020 to advise that they will try to send all documents Monday via fax. Borrower also requested 1098 and decline to make payment. Borrower called 8/13/2020 to discuss error when scheduling online payments. Borrower was advised error due to payment already being made. Outbound attempt 8/17/2020 and borrower returned called. Borrower was advised that additional documents needed, and borrower indicated they would be sent. Outbound attempts made 8/24/2020 and 8/31/2020. Borrower called in 9/8/2020 with promise to pay 2905.04 on 9/15/2020. From 9/15/2020 through 9/28/2020 there were 3 outbound attempts. Borrower called in 10/8/2020 to advise that he was told to send in a new request for mortgage assistance, but the same form was received. Borrower called in 10/14/2020 to advise that payment was made online today. Borrower again called to say that incorrect form being sent as only 2 page form received servicer only accepting the full proof of income agreement with all pages. Borrower called 11/2/2020 and advised will return the 7 pages agreement if he can get it. Attempted outbound contact on 11/16/2020. Borrower called in 11/23/2020 about full agreement and was advised it was mailed to them on 11/19/2020. There was an outbound attempt made 12/1/2020. Borrower called in 12/23/2020 and was advised of additional documents needed for re review. One final outbound attempt made 1/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301558	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  There was no borrower contact prior to 3/20/2020. On 3/20/2020, the borrower called to inquire about available options and the servicer advised of the three-month forbearance. There was no further borrower contact The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301559	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  There was no contact prior to 01/14/2020.  On 01/14/2020 The borrower called in to make a payment in the amount of $1278.75. Borrower states the reason for a late payment was due to had expenses coming up. The servicer advised the borrower of repayment plan if they were unable to make their February payment. There was no further contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301560	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301561	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been several attempts to contact the borrower but no contact has been made. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301562	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact attempt to reach the borrower or the borrower contacted the servicer. The loan was current throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301563	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  There is no borrower contact noted from 01/01/2020 to 05/18/2020. The borrower called on 05/19/2020 to discuss insurance. There is no further contact until 12/31/2020 when the borrower requested a payoff quote. The borrower has had limited contact with the client. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300076	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021.  Servicer called borrower on XX/XX/XXXX regarding pending insurance claim and inspection was requested. Notes of XX/XX/XXXX indicated repairs 55% complete. Half of remaining claim funds, $X.XX, were released to borrower and contractor on XX/XX/XXXX. Servicer contacted borrower about unexpected cost on bid and borrower said would contact insurance company. Contractor called on XX/XX/XXXX regarding additional payment and requested inspection. Inspection information provided to contractor on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Borrower made promise to pay on 05/15/2020 and requested prior overage check be reissued. Contractor called for claim status on multiple occasions between XX/XX/XXXX and XX/XX/XXXX, when 100% repair completion was documented. $X.XX disbursed on XX/XX/XXXX. Final disbursement of $X.XX made on XX/XX/XXXX. On 02/03/2021 borrower requested payoff quote. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300077	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  There was no contact from 01/01/20-01/14/20. The customer called in 01/15/20 to make a payment of $649.64. There was no further communication, and the account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300078	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  There was no contact prior to 01/05/2020. On 01/09/2020 Borrower made a payment. On 1/30/2020 Spoke with borrower who stated received note to call, verified next payment due. On 02/8/2020 Borrower made a payment. On 03/07/2020 Borrower made a payment. On 04/09/2020 Borrower made a payment. On 04/14/2020 spoke with borrower who inquired about a short payoff, advised to submit offer with proof of funds for review, stated can offer $50k, advised of loss mit email. On 04/15/2020 Borrower called, advised docs were received and waiting on upload. Completed payoff request and transferred call. On 04/16/2020 Borrower called to get update, advised in review call back next week. On 04/17/2020 Borrower called stating he received proof of funds, but no settlement letter. advised to send email. On 04/20/2020 Borrower called, advised settlement offer was submitted today. On 04/22/2020 Borrower called for update, advised need interior valuation for further review. On 04/28/2020 Borrower called for update, advised appraisal was received, will call after reviewed. On 04/30/2020 Borrower called, advised no decision yet. On 05/01/2020 Borrower called, advised offer is declined. Reason not available yet. On 05/12/2020 Borrower called to make a payment, asked why he is not able to make payment online, advised do not see any reason why he cannot. Verified all borrower information. Advised payment is due for May, will make payment online. On 06/06/2020 Borrower made a payment. On 07/09/2020, 08/06/2020, 09/09/2020.10/15/2020, 11/12/2020 and 12/10/2020 Borrower made a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300079	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with the borrower during the review period. The servicer attempted 9 times to contact the borrower during the review period unsuccessfully. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300080	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Throughout the review period, the servicer has made several attempts to contact the borrower. The borrower is making payments on time. There is evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300081	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  There was no contact with the borrower from 01/01/20 through 06/14/20. On 06/15/20 authorized third payment called in returning call advised of past due amount advised payment was mailed. There was no further contact with the borrower from 06/16/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage and under contractors and waiting for receipts.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300083	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2020.  There was no borrower contact prior to 3/23/2020. On 3/23/2020, the borrower advised their hours were cut due to pandemic. The lender advised of the forbearance plan. On 3/27/2020, the borrower called to cancel the ACH. On 5/6/2020, the lender advised the denial letter was sent in error and the XXX payment was deferred. On 6/3/2020, the borrower called to get the automated clearing house form. On 7/6/2020, the borrower called to make a payment. On 11/5/2020the borrower called in about refinancing the loan. On 11/28/2020, the borrower called to discuss the refi. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300084	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021.  No contact established before 02/19/20. On 02/19/20 called the borrower who advised will pay online advised supplemental security incomecheck comes last Wednesday of the month. On 05/14/20 called the borrower who declined to setup payment promised to pay. On 06/25/20 the borrower called advised on fixed income and payment adjustment does not allow for payment to be on time. On 07/13/20 the borrower called inquired about pandemic assistance but does not want assistance at this time. On 08/04/20 the borrower called in for a deferment. On 09/14/20 the borrower called in about claim. On 09/15/20 the borrower called wanted to know why check says final disbursement advised it just says that does not mean will received additional funds. On 12/14/20 the borrower called for regular web assistance. On 01/22/21 the borrower called who promised to pay. On 01/27/21 called the borrower processed payment. There was no further contact the remainder of the review. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300085	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 01/15/202, 02/17/2020, 03/18/2020, 04/22/2020, 05/11/2020, 06/24/2020, 08/21/2020, 09/09/2020, 10/15/2020, 11/01/2020, 12/17/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300086	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 5.75%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300090	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 11 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 1 time. On the following dates the borrower tried to contact the borrower, from 10/16/2020 through 10/30/2020 the servicer calls 11 times and was only able to leave a message. On 12/21/2020 the borrower called in The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes dated XX/XX/XXXX there is a modification in the file finalized by a prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported damage due to XXX with a DOL of XX/XX/XXXX.  The claim funds were received by the servicer. The claim was marked as endorse and release, but the funds had not been disbursed. The repairs have not been started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300093	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  There was no contact prior to 04/08/2020. On 04/08/2020, the borrower called for reinstatement figures good through 04/30/2020 and had questions about the foreclosure and sale date of XX/XX/XXXX. Loss mitigation options were discussed. The servicer also contacted the co-borrower on 04/08/2020 to advised of outstanding modification documents. The co-borrower stated intention to obtain bank statements from the bank but may have difficulty due to the pandemic. On 04/30/2020, the co-borrower called regarding missing modification documents and stated intention to gather and submit. On 05/08/2020, the co-borrower called and authorized the realtor. Asset clarification for the modification review was discussed and the co-borrower will speak with the borrower. On 05/11/2020, 05/13/2020 and 05/15/2020, the co-borrower wanted to discuss forbearance, confirm receipt of modification documents and discussed the financial documents still needed. On 05/19/2020, the borrower called and authorized a third party and was advised the modification review expired and offered Cash for Keys. The borrower stated intention to file bankruptcy if account cannot be reviewed for modification. The file was submitted to underwriting for review as of 06/23/2020. On XX/XX/XXXX, foreclosure was noted as having been placed on hold for bankruptcy filing. On 09/09/2020, a third party portal contact referenced trail modification payments and on 11/24/2020 the signed modification documents were being reviewed. Comments on 12/08/2020 note that the court approved the modification on XX/XX/XXXX and the modification was completed XX/XX/XXXX. Foreclosure was closed and billed XX/XX/XXXX and a Motion to Dismiss the Foreclosure was filed with the courts on XX/XX/XXXX. The bankruptcy is active as of XX/XX/XXXX. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301564	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020.  From 01/01/20-01/26/20 there was no contact with the customer. On 01/27/20 the borrower followed up on repayment and discussed breach letter. On 01/30/20 the customer made a payment. 02/27/20 the borrower made a payment of $4080.12.04/18/20 the customer discussed assistance options due to impact from pandemic. On 04/28/20 the borrower called in on the status of the forbearance. On 05/05/20 the customer requested pandemic assistance and confirmed a one month deferral. 05/09/20 the borrower discussed forbearance pending on the account. On 06/26/20 the borrower called in to make a payment and discussed forbearance. On 07/21/20 the customer confirmed payment would resume in August due to deferment.07/28/20 the customer confirmed a payment would be made. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300095	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020.  From 1/1/2020 through 2/5/2020 there were no contact attempts. From 2/11/2020 through 9/102020 there were 9 outbound attempts. Borrower was making online payments though out this timeframe. Borrower called in 10/23/2020 to discuss credit reporting. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301565	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  There was no borrower contact prior to 1/21/2020. On 1/21/2020, the borrower called in to discuss the total amount due and send a payment with certified funds. On 1/31/2020, the borrower called to discuss how to make a payment via XXX. The borrower also stated the payment will be made by the grace period but needed car repairs first. There has been no further borrower contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300096	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  There was no contact made prior to 02/04/2020. On 02/04/2020, the servicer discussed tax related issues with the borrower. On XX/XX/XXXX, the borrower called regarding filing a claim. On XX/XX/XXXX and XX/XX/XXXX, the servicer discussed guidelines to file a claim. The property was damaged by XXX. On 10/02/2020, the servicer advised the borrower of the total amount due. The borrower will send payment via regular mail. On 11/03/2020, the borrower called in to inquire about a double bill. The agent advised that payment is due for November and offered automatic draft. On XX/XX/XXXX, the servicer closed the insurance claim due to no contact with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster due to XXX (XXX), XXX (XXX) and XXX (XXX.)
				XX/XX/XXXX	XX/XX/XXXX
762300097	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  There was no borrower contact prior to 10/5/2020. On 10/5/2020 the borrower called to get a 12 month payment history. On 10/6/2020, the borrower called to get a verification of mortgage completed. On 10/8/2020, the lender advised the verification of mortgage was mailed to the address. On 10/26/2020, 3rd party sent documents to follow up on. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300098	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Spoke to the borrower on XX/XX/XXXX and they were inquiring on claim check and they were advised need insurance estimate. Spoke to the borrower on XX/XX/XXXX and discussed the insurance claim check. The borrower had replaced the roof and repairs made over two years ago. The customer was advised will contact the insurance company. Spoke to the borrower on XX/XX/XXXX and needed to verify the address to send the loss claim check. The borrower followed up on XX/XX/XXXX to inquire on the disbursement check and they were advised it was sent out on XX/XX/XXXX. The borrower followed up on XX/XX/XXXX and they were advised to allow ten days for the disbursement to come in the mail. No contact with the borrower from 01/24/2020 through 03/31/2020. Spoke to the borrower on 04/01/2020 and they were requesting information on the insurance paid. The borrower followed up on 04/06/2020 and they were following up on net interest payments reported to the internal revenue service. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster area XX/XX/XXXX to XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300099	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 01/10/2020, 02/10/2020, 03/11/2020, 04/10/2020, 05/11/2020, 06/11/2020, 07/12/2020, 08/13/2020, 09/12/2020, 10/12/2020, 11/14/2020, 12/11/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 3.25%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300101	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2020.  There was no prior contact to 01/01/2020. On 01/13/2020 Spoke with borrower who inquired about mortgage insurance removal, advised certain options must be met before removal. Discussed options none found. On XX/XX/XXXX borrower stated repairs are completed. On XX/XX/XXXX Borrower called regarding how to get funds, for repairs. need documentation showing what the funds were for. There were no additional comments The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301566	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower and loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762301567	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  From 01/05/20 -03/08/20 there was no contact established with the borrower. On 03/09/20 the borrower called asked for 1098 to be resent. On 03/19/20 the borrower called advised a physical copy was mailed out on 03/17/20. On 12/28/20 the borrower called about 1098 call transferred. There was no further contact with the borrower the remainder of the review. Loan performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301568	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020.  There was no contact made with the borrower from 01/01/20 through 08/19/20. On 0820/20 borrower called to request a copy of the loan modification. On 08/24/20 borrower called for a rush for the modification documents and reset online account. On 08/29/20 borrower called in for copy of the modification document advised has been assigned. On 09/11/20 borrower called in to inquire on modification advised can take up to 30 days. There was no further contact with the borrower from 09/12/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301569	2	[2] Occupancy - Tenant Occupied [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  From 1/1/2020 through 2/25/2020 there were no contact attempts. Borrower called in 2/26/2020 to make a phone payment and have address corrected. Borrower called again 3/9/2020 to make payment. Outbound call made 4/22/2020 and borrower greed to make payment of 386.54. Outbound attempt made 5/26/2020 was unsuccessful. Outbound call made 5/28/2020 and borrower agreed to make payment of386.54. Five outbound attempts on 6/26/2020 and 6/29/2020. Contact made 6/29/2020 and borrower stated that there was an error with payment as it is too high. Representative to review account and return call. Outbound attempt made 6/30/2020 and contact made 7/1/2020. Borrower agreed to make payment of 376.76. From 7/27/2020 through 8/29/2020 there were 8 outbound attempts. Outbound contact made 9/2/2020 borrower agreed to payment of 394.90 and borrower cited unemployment. Outbound attempt 9/30/2020. Contact made 11/4/2020 and borrower made payment of 385.83. Outbound contact made 12/1/2020 and borrower made payment of 394.90 and stated the tenant is not paying. Outbound contact made 1/7/2020 and borrower advised of amount due and borrower agreed to payment of 390.42. Outbound attempt made 2/2/2020 and contact made 2/3/2020 where borrower agreed to make payment of 399.49. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301570	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact the borrower on 15 occasions with no success. Loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762300102	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020.  from 01/01/20-01/16/20 there was no contact made with the borrower. On 01/17/20, 04/10/20, 05/18/20, 08/14/20, 09/18/20, 10/16/20 the customer called in to make monthly payment of $1372.64. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301571	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  There was no contact made prior to 02/15/2020. On 02/15/2020, the servicer completed the welcome call with the borrower. The borrower stated had several surgeries and cannot pay in full. The servicer offered a deferment to bring the loan current. The customer stated would like to discuss with their spouse and follow up. The reason for the delinquency was due to excessive obligations and illness. During the month of XX/XXXX, the servicer entered into a workout agreement with the borrower. Deferment was processed on XX/XX/XXXX. On 04/15/2020, the servicer called the borrower regarding payment. The borrower made a promise to make a payment. The reason for default was due to unemployment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 02/25/20.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300104	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There was no borrower contact prior to 6/4/2020. On 6/4/2020, the co-borrower called due to login issues and made a payment. On 7/2/2020, the borrower called to make a payment. On 08/03/2020,  the borrower called to make a payment. On 09/01/2020,  the borrower called to make a payment. On 11/02/2020,  the borrower called to make a payment. On 12/02/2020,  the borrower called to make a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301573	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020.  No contact with the borrower from 01/01/2020 through 02/16/2020. Spoke to the borrower on 02/17/2020 and they sent their account information on the account to make a payment and had not received confirmation. Spoke to a customer on 02/24/2020 and they wanted to get the balance on the account. Spoke to the customer on 03/12/2020 and they wanted to get billing statement information. Spoke to the customer on 04/02/2020 and they wanted to set up a debit payment for 04/02/2020. The borrower on 05/02/2020 would like to promise to pay $357.80. Spoke to the customer on 06/01/2020 and they wanted to make a payment with their debit card. The borrower called on 07/01/2020 and they wanted to make a payment. The borrower followed up on 07/17/2020 and they stated made a payment via money order and were checking to ensure it came in. The borrower followed up on 07/28/2020 and they wanted to verify receipt of payment $656.71. The customer was advised it did come in. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300105	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  From 01/01/20-05/26/20 there was no contact with the borrower. On 05/27/20 the borrower called to go over tax information and see if payment was made. On 08/04/20 called the third party advised no need for mod account current. On 09/14/20 the borrower called to make a payment. On 10/09/20 the borrower called to make a payment. On 01/04/11 called the borrower who promised to pay. On 01/11/21 Called the borrower promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300106	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.  There was no contact prior to 02/09/2020. On 2/9/2020 borrower called to see if they could waive the fees and servicer advised a request would be submitted. On 3/2/2020 borrower called in about the late fees from prior servicer being waived and a task was opened. On 3/16/2020 borrower called to see if the fees were waived. Lender advised the fees are from the prior servicer and cannot be removed. On 9/3/2020 borrower called to get the mailing address to send payment. No further contact or servicer contact efforts evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301574	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.  There was no contact prior to 05/04/2020. On 05/04/2020 - Authorized third party (ATP) spouse advised that money order was sent for May 2020 payment but did not include the loan number listed and wanted to know if it would be processed. Escrow and taxes were also discussed. On 05/21/2020 - Third party spouse advised of having the Executor of the Estate documents from the lawyer and noted to be previously authorized on the account with the prior servicer. The party was noted to be unauthorized and was advised to submit the estate documents. On 05/27/2020, the unauthorized widow was advised to submit the estate documents.  On 05/29/2020, the borrower's widow was contacted for May's payment and the third party advised it was sent via money order with the account number listed and will verify if cashed and provide proof. On 06/03/2020, the unauthorized widow was advised to submit the estate paperwork.  On 06/08/2020 - Unauthorized third party wanted to verify that servicer received copies of estate documents, which had not been received and the party also provided the money order number and date of 05/04/2020 for May. On 06/15/2020 - the third party made inquiry as to where to send the insurance payment. On 06/19/2020, legal documents and Last Will and Testament for the deceased borrower were received. On 06/29/2020, the third party called to dispute the late charge and was advised to submit the request in writing. On 09/01/2020, the party was noted as authorized and advised of a same day money order. The party also stated intention to have taxes removed from escrow once escrow is complete. On 10/02/2020, the authorized third party (ATP) spouse called to make a payment. On 10/05/2020, the ATP made a payment inquiry and discussed the payment history. On 11/02/2020, the ATP wanted to pay by credit card, but then was completing a check by phone and the line disconnected. The ATP called to advise a money order was mailed and confirmed that the automated clearing house did not go through. On 12/22/2020, the ATP called to confirm insurance policy documents were received. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301575	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  Prior to 05/04/2020, there was no contact with the borrower. On 05/04/2020, the borrower advised that they received a letter regarding insurance. Borrower was transferred to the bankruptcy department to discuss loan information. On 01/25/2021, the borrower inquired about insurance and taxes being paid through the loan. Advised the borrower that they are included in the escrow and provided dates for the escrow payments. Borrower also inquired if the loan would stay with the same servicer throughout the loan and bankruptcy and advised that the loan may be transferred at any time. There was no further contact with the borrower. Loan is currently in bankruptcy and performing in status.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301576	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  No contact with the borrower from 01/01/20 through 04/20/20. On 04/21/19 borrower states only needing help with the April payment and schedule a payment. On 05/19/20 borrower contact to discuss payment scheduled a payment. There was no further contact with the borrower from 05/20/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301579	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  There was no contact prior to 09/08/2020. On 09/08/2020 Borrower called regarding bill statement, stated it had BK information, advised it was general information, and wanted to know why she got a onetime draft letter, advised when made over the phone letter always goes out. Verified all borrower information. Options discussed; no options found. Borrower made a payment. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300109	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: From 1/1/2020 through 1/13/2021 there were 80 outbound attempts made to borrower and no contact made.  No indication borrower is attempting to return calls or call in.  Loan is performing so no skip trace has been completed.
				XX/XX/XXXX	XX/XX/XXXX
762300110	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  There was no contact prior to 01/31/2020. The account was in foreclosure and on a trial modification with comments on 01/06/2020 also noting that the borrower was trying to reinstate through the XXX. On 01/31/2020, the borrower was contacted for the last trial payment and advised it will be drafted 02/04/2020. The final modification process was also discussed. On 02/04/2020, the servicer returned voicemail confirming payment was drafted. On 02/11/2020, the borrower was advised that final modification documents were sent out and confirmed ability to have the documents notarized. On XX/XX/XXXX, XXX of $X.XX were approved sufficient to bring the loan current with the difference applied to the unpaid balance and then recasted. On 02/21/2020, the borrower advised the modification documents were sent back along with a post-dated payment. On 02/28/2020, the borrower confirmed the servicer received the final modification documents and advised that the post-dated check was returned as non-sufficient. The servicer advised that checks are run by a machine so they cannot be post-dated. The borrower was transferred to the servicing manager advising of having to choose between the XXX program and the modification. The borrower accepted XXX. On XX/XX/XXXX, the borrower confirmed receipt of recast documents and, on 03/20/2020, advised that they were notarized and returned. On XX/XX/XXXX, the servicer advised that the account was up to date and due for 04/01/2020. On 04/06/2020, the borrower inquired about $9,000 on the billing statement and was advised to disregard due to the recent modification. The borrower was also advised to submit a request to waive the non-sufficient funds fees and the servicer confirmed the automated clearing house will be setup by 04/22/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300111	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  There was no contact prior to 01/14/2021 with a monthly servicer contact attempt evident. On 01/14/2021, the borrower called to advised of name change due to marriage and was advised how to complete the change. On 01/15/2021, the borrower inquired how to change name and requested the unpaid balance. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300112	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  Form 1/3/2020 through 1/24/2020 there were 15 outbound contact attempts. Outbound call 1/28/20 contacted borrower who indicated they want to retain the property and made payment of 1053.92 effective 1/29/2020. Borrower was assisted with online access and obtaining 1098. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300113	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  There is no borrower contact noted between 01/01/2020 and 02/06/2020. The borrower made a payment on 02/06/2020 and called in to verify the same payment on 02/19/2020, the payment was confirmed to have posted on 02/15/2020. The borrower was called on 03/04/2020 for payment. The borrower declined automatic payment and agreed to schedule a payment for 03/17/2020. On 04/10/2020, the borrower was contacted for payment and agreed to draft on 04/17/2020. A credit dispute was received via the automated system on 04/29/2020 was noted as completed and a response to a credit inquiry was sent on 05/13/2020. On 05/14/2020, the borrower was contacted for payment which was scheduled for 05/29/2020. The borrower advised of pandemic impacted and illness of customer but declined assistance. On 07/16/2020, the borrower accepted scheduling a payment. The servicer also replied to correspondence noting that the credit reporting is accurate and cannot be changed. On 08/21/2020, the borrower was contacted for payment which was scheduled for 08/31/2020. The borrower advised of having had surgery and a change in income. Assistance options were discussed. On 09/08/2020, the borrower called to schedule a payment for the 7th of the same month and was advised the account was on ACH. The borrower was also advised an inspection was done on 09/07/2020. The payment was scheduled for the 17th. On 09/17/2020, comments note that a reply to credit reporting correspondence was completed and sent. There was no further contact evident and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301580	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact prior to 01/08/2020. On 03/26/2020 Spoke with borrower, discussed options, Forbearance, Repayment, borrower is self-employed and has no income, will try to make a payment next month, advised borrower of retention options. On 04/01/2020 Spoke with borrower, who verified all information, lives in property, and plans to keep it. Advised payment due and verified bank information, discussed options and no plan made. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300114	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No indication of borrower contact during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300115	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020.  No contact from 01/01/2020 - 03/10/2020. On 3/11/2020 borrower called stated co borrower should not be on her billing statement. On 5/18/2020 the borrow says not working due to pandemic. Lender advised will send application for help on 9/10/2020 borrower wanted to know why the check was sent back lender advised her that she must spell out the amount. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300116	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  No contact from 01/01/2020 - 07/1/42020.  07/15/2020 - Borrower advised the servicer that they were having a problem making their payment due to curtailment in income - reduced hours. Borrower would like to apply for a loan modification.  08/05/2020 - 11/17/2020 Borrower called for modification updates. 11/30/2020 The borrower states the reason for default was due to working reduced hours because of pandemic. Borrower states that they are having a problem making their payment due to it being too high. The borrower expressed their desire to continue making timely payments but would like a loan modification to reduce the payments. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300118	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period due to bankruptcy. The loan has been current the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300119	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  No contact attempts were made from 1/1/20 to 2/2/20. On XX/XX/XXXX the borrower called for insurance claim check call transferred. On 02/18/20 the borrower called about the statement. On 03/20/20 the borrower called to make a payment. On 05/21/20 the borrower called about a payment. On XX/XX/XXXX the borrower called about a check that needs to be signed; the call was transferred to loss draft. On XX/XX/XXXX the borrower called about a claim check. On XX/XX/XXXX the borrower called for loss draft, but they are closed provided line hours. On 09/08/20 the borrower called and needed their password reset. On 11/16/20 the borrower called about needing assistance due to pandemic. On 12/07/20 the borrower called for payment due date. There was no further contact established with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to advise that a claim for XXX damage incurred on XX/XX/XXXX was filed. On XX/XX/XXXX the servicer received and deposited the endorsed check for $X.XX. As of XX/XX/XXXX the servicer is awaiting contractor documents from the borrower in order to release the funds. The commentary provided does not reflect if the repairs have started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300121	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020.  There was no contact prior to 01/08/2020. On 03/02/2020 Borrower made a payment. On 04/05/2020 Borrower made a payment. On 04/24/2020 Borrower made a payment. On 05/01/2020 Borrower made a payment. On 05/06/2020 Spoke with borrower, advised due for 05/01/2020 payment, payment made on 04/30/2020 was returned due to insufficient funds, she will call bank. On 05/08/2020 Borrower made a payment. On 06/17/2020 Borrower made a payment. On 07/21/2020 Borrower made a payment. "There was no additional contact The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300122	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  No contact with the borrower from 01/01/2020 through 02/12/2020. Spoke to the customer on 02/13/2020 and they were transfer to another department. No contact with the borrower from 02/14/2020 through 04/23/2020. Spoke to the customer on 04/24/2020 and they stated had sent the payment fifty five cents short. No contact with the borrower from 04/25/2020 through 12/02/2020. Spoke to the borrower on 12/03/2020 and they called in to get the payment address. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300123	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2020.  There was no contact made prior to 09/05/2020. On 09/05/2020, the borrower called in and made a promise to pay. The servicer was unable to set up automatic draft due to account boarding. The agent advised the customer that the servicer do not refinance or originate loans. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300124	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  There was no contact with borrower prior to 02/13/2020. On 2/13/2020, borrower called regarding credit report not showing zero during previous Bankruptcy. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300125	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  01/01/2020 - 01/13/2020 There is no evidence of contact with the during this period. 01/14/2020 - The borrower gave authorization for a third party to discuss account information. Third party advised that they were having difficulty making their January payment online. Third party made a payment in the amount of $1216.78 with the servicer.   01/15/2020 - 12/31/2020 There is no evidence of contact with the borrower during this period. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300126	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 01/01/2020, 01/31/2020, 02/24/2020, 03/30/2020, 04/30/2020, 06/01/2020, 07/02/2020, 07/27/2020, 08/25/2020, 09/30/2020, 11/02/2020, 12/01/2020, 12/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300127	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  There was no contact from 01/01/20-01/21/20. On 01/22/20 the borrower completed the welcome call. On 08/18/20 the borrower confirmed statement information and ran refinancing information. 09/14/20 the customer confirmed loan transfer and verified auto payment was scheduled on the account. On 09/29/20, the customer requested funds IAO $1035 be applied to the December payment. On 11/16/20 the spouse called to have $1040.00 received be applied as the January payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300128	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  No contact with the borrower from 01/01/2020 through 02/16/2020. Spoke to the borrower on 02/17/2020 and they wanted to verify when the money would be taken out. The borrower was advised it would take on to three business days. No contact with the borrower from 02/18/2020 through 04/07/2020. Spoke to the borrower on 04/08/2020 and they stated they were impacted by the virus and the hours were not enough to cover the bills. The borrower followed up on 04/13/2020 and the forbearance was discussed due to the borrower impacted by the virus. Spoke to the borrower on 04/17/2020 and they stated could make a payment next week towards the forbearance plan. No contact with the borrower from 04/18/2020 through 06/02/2020. Spoke to the borrower on 06/03/2020 and they stated have reduced hours but can go online and make a payment towards the forbearance plan. Spoke to the borrower on 07/08/2020 and they made a payment for $2061.07. The customer followed up on 08/10/2020 and they wanted to make a payment towards their escrow and the forbearance. The borrower followed up on 09/14/2020 and made a payment and applied some of it towards escrow. Spoke to the customer on 09/28/2020 and went over the escrow and the escrow shortage. Spoke to the customer on 10/08/2020 and they stated they have been ill. No contact with the borrower from 10/09/2020 through 12/09/2020. Spoke to the customer on 12/10/2020 and they stated will pay online later. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer processed a deferral of one payment on 6/1/20.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300130	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  There was no contact with borrower prior to 01/15/2020. On 01/15/2020, borrower called to make a payment. On 02/13/2020, 03/13/2020, 04/15/2020, 05/08/2020, 06/08/2020, 07/06/2020, 08/13/2020, borrower called to make a payment and agent confirm they want to continue with the PBP. On 11/05/2020, borrower called to make a payment and to discuss account with agent. On 12/07/2020, borrower called to verify payments were received and discuss status of account. Call disconnected while being transferred to Bankruptcy. On 12/09/2020, borrower called to verify payment was received. On 01/14/2021, borrower called to make a payment. There has been no further contact with borrower during the review period. Loan is performing and was a prior Bankruptcy..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster moratorium declared on XXX on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300131	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  From 01/01/20-03/27/20 there was no contact with the borrower, on 03/28/20 the borrower called had questions regarding forbearance. On 05/06/20 called the borrower who promised to pay. On 07/06/20 the borrower called advised default processed payment. There was no further contact the remainder of the review period. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300132	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  No contact from 01/01/2020 - 02/11/2020. On 2/12/2020 borrower called to schedule a payment. On 3/23/2020 borrower called wanting her last name update. On 3/24/2020 borrower called about the forbearance due to pandemic lender advise it to set up. On 4/4/2020 borrower called to get assistance with the loan. On 7/13/2020 borrower called in to verify if her payment was received. On 8/3/2020 borrower had questions about the forbearance plan. On 8/12/2020 borrower called about the extra 40 dollars lender advised of the NSF fees that needed to be paid. On 10/7/2020 borrower called to schedule a payment. On 10/17/2020 borrower called to confirm the payment was received. On 11/16/2020 borrower called to discuss the fees. On 12/9/2020 3rd party her sister called in regarding the payment that was made on 12-03-2020 but not posted. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300133	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  There was no contact made prior to 02/14/2020. On 02/14/2020, the customer called in and wanted to know the difference between semi-monthly and bi-weekly payments. The agent advises the customer the benefits of each. The agent submitted a request to have the automatic draft form to be sent to the customer via email. On 04/20/2020 and 04/30/2020, the borrower stated was laid off from job #1, but have income from another. The servicer went over the forbearance and payment. The borrower scheduled a payment over the phone and declined the loan modification. From May 2020 to July 2020, the servicer made contact and the borrower scheduled a payment over the phone. The agent went over refinance with the borrower. The borrower stated work is slow due to the pandemic. On 09/29/2020, the servicer discussed the loan modification and principal balance. On 12/31/2020, the borrower scheduled payments over the phone. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300134	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  No contact attempts were made from 1/1/20 to 3/3/20 due to performing status. On 3/4/20 the authorized third party inquired about submitting proof of hazard insurance. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301584	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020.  There is no borrower contact noted from 01/01/2020 to 04/28/2020. On 04/28/2020 the borrower stated they were waiting on the stimulus check to relieve them of the temporary hardship. There is no borrower contact noted until 10/26/2020 when the borrower stated job loss due to pandemic and requested a payment. On 11/24 the borrower stated request to have the account online unlocked to make a payment. On 12/09 and 12/22 the borrower called in to say they needed to replace the furnace and then to cancel a scheduled payment due to a change in bank information. The borrower then provided the new bank information for a payment. There is no further borrower contact noted and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301586	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020.  There was no contact prior to 05/21/2020. Borrower called on 05/21/2020 to advise of curtailment of income from pandemic and servicer explained forbearance. On 06/26/2020 servicer advised borrower forbearance was approved. Borrower called on 08/06/2020 and requested extension due to ongoing hardship. There was no subsequent contact. Loan was current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301587	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  There was no contact prior to 02/27/2020. On 02/07/2020 the borrower was contacted to secure payment. The borrower advised they would make the payment on 02/14/2020. The borrower called in on 03/13/2020 and scheduled a payment. The borrower inquired on late fees on the account and was advised on the total amount due and how to schedule a payment. The borrower called in on 06/15/2020 and 07/15/2020 to make payments. The borrower called in on 12/15/2020 to make a payment and requested documentation to set up automated clearing house be sent to them. The borrower called in on 01/15/20201 and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301588	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  There was no contact prior to 03/10/2020. On 03/10/2020 the borrower was contacted and stated they would make the payment this Friday. On 12/28/2020 the borrower contacted servicer to make a payment in the amount of $712.96. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301590	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  There was no borrower contact from 1/1/20 to 3/25/20 due to performing status. On 3/26/20 the borrower called to request assistance due to income curtailment caused by pandemic but did not request assistance and verbally disputed that the loan was due for March 2020; the servicer instructed the borrower to submit a copy of the cancelled check for research. No contact attempts were made from 3/27/20 to 5/4/20. On 5/5/20 the borrower called to request assistance and accepted a three month forbearance plan. No contact attempts were made from 5/6/20 to 8/20/20. On 8/21/20 the borrower called to advise the hardship was not resolved and requested another forbearance plan. The borrower was not responsive to the servicer's daily contact attempts from 11/9/20 to 11/19/20. The borrower called on 11/19/20 to request a forbearance extension. There was no additional borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer processed a deferral on 5/26/20; terms were not noted in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300135	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020.  There was no contact from 01/01/20 - 01/09/20. On 01/10/20 the customer wanted to discuss the escrow analysis and confirmed new payment to start February 1. On 08/31/20, the customer called to discuss the general status of the loan. No further contact. The account is in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301591	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  No contact with the borrower from 01/01/2020 through 09/07/2020. Spoke to the customers spouse on 09/08/2020 and they called to get the insurance policy number. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301593	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2020.  On 01/10/2020, the borrower advised the servicer that payment has already been scheduled. On XX/XX/XXXX, the servicer discussed loss drafts related issues with the borrower. On 02/14/2020, the borrower called in to make a payment. In XX/XXXX, XX/XXXX and XX/XXXX, the servicer called the borrower for status on the property repairs. The servicer is requesting a final inspection of 90% of the repairs completed. The borrower advised the servicer that the contractor cancelled and is trying to find another one. On 05/15/2020, the borrower was affected by the pandemic and requested assistance. The agent went over options with the borrower. The customer stated will make a payment next Thursday. The reason for the delinquency was due to curtailment of income. From May 2020 to August 2020, the servicer entered a forbearance with the borrower. The forbearance started from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the servicer discussed loss drafts related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per commentary, the property has damage. No further information was provided. Claim was filed and check was received.XX/XX/XXXX Need inspection to close claim.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300137	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300138	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Borrower spoke with servicer about insurance on five occasions between 01/09/2020 and 02/12/2020. There was no other contact and loan was current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301594	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  There was no contact prior to 01/09/2020. On 01/09/2020 the borrower was contacted, and they advised they had mailed a payment on 01/03/2020. The borrower called in on 01/17/2020 and requested a payoff. On 03/03/2020 the borrower was contacted to secure payment. The borrower stated they had sent the payment and requested a pay history be sent to them. The borrower called in on 03/09/2020 and stated they were attempting to refinance. The borrower requested copies of the origination documents and was advised to send in a written request. The borrower called in on 03/30/2020 for assistance with the website. The borrower was contacted on 04/03/2020 and advised of the total amount due. The borrower stated they had mailed out a payment and that they would advise if they needed help. On 04/20/2020 the borrower called in and was advised on the deferral forgiveness modification. The borrower stated they would call back to verify the reduction was complete. The borrower called in on 04/24/2020 and advised they had mailed in a payment and would like it applied to the 05/2020 payment. The borrower called in and requested a copy of the 1098 tax form on 07/09/2020. The borrower called in on 09/11/2020 to confirm the account status and the next billing statement. The borrower called in on 09/23/2020 and inquired on making a partial payment. The borrower was advised partial payments were not accepted. On 10/29/2020 the borrower was contacted and advised on the total amount due, the borrower requested to make a payment but only had a debit card and stated they would wait and call back. The borrower was contacted on 01/04/20201 and they advised they would be mailing the payment that day. An authorized third party called in on 01/07/2020 and requested a payoff. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300139	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  No contact with the borrower from 01/01/2020 through 04/09/2020. Spoke to the borrower on 04/10/2020 and they were requesting assistance. Discussed modification and forbearance options and the borrower stated cannot make a payment. No contact with the borrower from 04/11/2020 through 07/12/2020. Spoke to the borrower on 07/13/2020 and they wanted to know why the insurance was not paid. The borrower was advised there is new insurance. No contact with the borrower from 07/14/2020 through 12/01/2020. Spoke to the borrower on 12/02/2020 and they were previously on deferred balance and they were told to wait until December to explore options. Spoke to the borrower on 12/28/2020 regarding a modification and explained might not lower the payment. The borrower followed up on 12/30/2020 and they wanted to cancel the draft payments.  There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301595	3
[3] Collection Comments - Incomplete -: Missing 04/08/2020 - 12/31/2020
EXCEPTION INFO: Collection comments missing after 04/07/2020.

[1] Current Status - Performing
EXCEPTION INFO: n/a

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300142	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020.  From 01/01/20-02/03/20 there was no contact established with the borrower on 02/04/20 the borrower called requesting payoff statement be emailed. On 02/13/20 the borrower called requesting pay history advised needs to send in writing. On 05/14/20 The borrower called to have password reset. On 06/18/20 the borrower called requested 1098 statement be faxed. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300143	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  There was no contact prior to 04/24/2020. On 4/24/2020 borrower advised he has not received his billing statement for the month of April. On 5/28/2020 borrower wanted to get a copy of the statement for this year. There was no further contact noted. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301597	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There is no borrower contact noted from 01/01/2020 to 03/30 at which point the borrower called in for a status update and to say they were out of work due to pandemic. On 04/03/2020 the borrower was placed on a pandemic forbearance. The borrower forbearance continued until the next borrower contact was noted on 07/29/20, the borrower requested a payoff. The borrower called on 07/30 to when the borrower called to discuss the total amount due and due date. The borrower again requested the payoff quoted again. The forbearance is noted as completed prior to 09/04/20. There were two door knocks completed with borrower contact noted on 12/11 and 12/22 but warm transfer was declined both times. The borrower called on 12/22 to reinstate the loan and displayed frustration at the lack of response to the payoff request and was told it was cancelled. The borrower was advised a complaint will be filed. The borrower also stated she is sick with pandemic. There is no further contact noted during the review period and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301601	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  There was no borrower contact prior to 03/13/2020. On 03/13/2020 borrower called to advise unable to make March payment. Borrower was contacted on 03/18/2020 and said truck driver and business slow. Borrower called on 03/19/2020 and indicated interested in options beyond two-month deferment. Borrower was contacted about deferment on 03/20/2020 and curtailment of income was cited as reason for delinquency. Borrower was approved for forbearance on 03/23/2020. Servicer advised credit not impacted on 03/26/2020. Borrower called about forbearance letter on 03/27/2020. On 03/30/2020 borrower advised employer said to file unemployment. Borrower called on 04/01/2020 for account status. Notes of 04/30/2020 indicated two payments were deferred. On 05/08/2020 borrower was advised account due for 06/2020. There has been no subsequent contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301604	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  There was no borrower contact from 1/1/20 to 2/17/20 due to performing status. The borrower was not responsive to daily contact attempts by the servicer from 2/18/20 to 2/28/20. On 2/29/20 outbound contact was made with the borrower, who scheduled a payment. On 3/27/20 outbound contact was made with the borrower, who made a payment during the call. The borrower was not responsive to servicer contact attempts from 4/4/20 to 5/20/20. On 5/21/20 outbound contact was made with the borrower, who scheduled the 05/2020-07/2020 payments and requested to set up auto-drafted payments. There was no additional borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301607	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  No contact from 01/01/2020 - 02/14/2020. 2/15/20 Borrower made payment by ACH. 32 attempts to reach the borrower and they were reached on 2/28/20 and payment was to be made on following Friday and no arrangements set up. 3/11/20 Payment was made on the loan. 3/17/20 pandemic campaign sent out to borrower. 4/16/20 Borrower made payment on the loan and several collection emails were sent to borrower. On 6/3 borrower was reached and stated she was impacted by pandemic due to reduction in income. 7 attempts to reach the borrower and on 6/14 Borrower made payment on the loan. Attempts to reach the borrower in July and payment was made on 7/13/20. On XX/XX/XXXX notes stated pandemic affected and temporary forbearance was set up 3 months. 8/15/20 Borrower made partial payment on the loan. and on 08/24/20. No attempts or contact was noted until borrower called inbound after attempts to reach on 10/16 and asked about the balance showing due on the website and explained Payment plus legal fees. 10/4/20 Borrower asked for forbearance extension as still impacted and was auto approved. Borrower made partial payment on 11/3/20 and dispute response was sent per comments and no further detail was given and on XX/XX/XXXX forbearance was extended. spoke to borrower on 12/15/20 regarding the online forbearance plan until they were called on 12/11/20and payment was made by online. 12/12/20 Call permission was given via IVR to contact borrowers phone #. On 12/15/20 Borrower called inbound IVR and on 12/16/20 a forbearance online extension requests and extended 3 months on XX/XX/XXXX. 12/23/20 Inbound call from the borrower and had extension of the Forbearance to 03/16/21. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301608	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  The loan was current when the review began on 01/01/2020. The first contact with the borrower was on 02/12/2020, when the borrower called in to make up a short payment by phone. The next contact was on 03/02/2020 when the borrower called in and asked about transfer of servicing and servicing transfer was explained. Borrower called in an automated clearing house payment on 03/16/2020, 04/15/2020, 05/26/2020, 06/18/2020, 07/18/2020, 08/17/2020, 0916/2020 10/19/2020 and 11/21/2020 all without direct contact. On 11/24/2020 the borrower called in and asked that the principal only payment from November be moved to the December payment. The borrower made the January 2021 payment on 01/19/2021 online. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301614	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020.  There was no contact made prior to 06/05/2020. On 06/05/2020 and 06/18/2020, the customer called in to have the forbearance cancelled and to have payment applied correctly. On 06/29/2020, the borrower was frustrated and was in dispute of payment. The borrower did not want funds to be applied towards late fees. The agent put in a request for payment correction. The borrower scheduled a payment over the phone. On 09/22/2020, the borrower called in and requested that the payment history be pulled up. The borrower advised that money is in unapplied funds and wanted to make a partial payment. The agent told the borrower will submit a request to have funds applied. Call was disconnected. On 12/01/2020 and 12/29/2020, the borrower discussed payment and insurance related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301615	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  There was no contact with borrower prior to 02/19/2020. On 02/19/2020, The borrower made a payment in the amount of $2449.68, to bring account current. On XX/XX/XXXX, The borrower called in to notify the servicer that a new claim was filed due to XXX damage and a claim check in the amount of $X.XX was received. The servicer advised the borrower that they needed to endorse the check and submit supporting documents and would notify them of the next steps once received. On XX/XX/XXXX, borrower called to check status of claim check. Agent advised check was sent to be endorsed and should take 3 to 5 business days. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Loss draft check #XXX for $X.XX, for XXX damage, sent for Endorsement on XX/XX/XXXX, check was mailed to borrower on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301616	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  No contact from 01/01/2020 - 02/13/2020. The borrower contacted the servicer to schedule a payment in the amount of $574.69 on the following dates: 02/14/2020, 03/16/2020, 04/13/2020. The borrower contacted the servicer to schedule a payment in the amount of $579.60 on the following dates: 05/15/2020, 06/16/2020, 07/16/2020, 08/14/2020, 09/15/2020, 10/15/2020, 11/13/2020, 12/16/2020. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301618	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no attempts or contact with the borrower during the review period. The loan was current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301619	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301620	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020.  The servicer made attempts to contact the borrower however, there was no contact with the borrower prior to 06/10/2020. On 06/10/2020 the borrower called in and made a promise to pay $1279.23 by 06/15/2020. The borrower made the payment on 06/23/2020. Attempts to contact the borrower were made from 08/17/2020 through 10/27/2020. On 11/11/2020 the borrower called in to discuss the account and confirm the loan details. The borrower was advised on the modification and the principal balance. Attempts to contact the borrower were made from 11/19/2020 through the reminder of the review period. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301621	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020.  The borrower was not responsive to the servicer's contact attempts from 1/7/20 to 3/6/20. On 3/9/20 outbound contact was made with the borrower, who made a promise to pay. Th borrower called o 3/11/20 to reschedule a payment that was returned. On 4/8/20 outbound contact was made with the borrower, who made a payment and requested a duplicate year end statement. The borrower called on 6/8/20 to make a payment and discuss the interest rate. The borrower was not responsive to the servicer's contact attempts from 8/520 to 8/10/20. On 8/19/20 the borrower called to again discuss the interest rate. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301622	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on 27 occasions during the review period. Loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762301623	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  On 01/16/20 the borrower called setup payment. On 02/25/20 the borrower called to setup payment, but system is down borrower called back processed payment. On 03/20/20 the borrower called to make a payment. On 04/25/20 the borrower called to make a payment. On 05/27/20 the borrower called processed payment. On 07/08/20 the borrower called advised default and promised to pay. On 07/20/520 the borrower called to make a payment. On 08/03/20 called the borrower who promised to pay. On 08/07/520 the borrower called advised default and processed payment. On 11/24/20 the borrower called processed payment. On 12/29/20 the borrower called about payment increase advised the borrower and processed payment. On 01/20/21 the borrower called to make a payment. there was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301624	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  Spoke to the borrower on 01/21/2020 and they requested their 1098 form. The borrower was advised it will be mailed by January 31st. No contact with the borrower from 01/22/2020 through 01/05/2021. Spoke to the borrower on 01/06/2021 and they wanted to know why their monthly payment went up. The borrower requested an escrow analysis and advised will contact back once it has been received. Spoke to the customer on 01/20/2021 and discussed a modification to assist. The borrower followed up 01/29/2021 and was inquiring on the modification documents. The customer was advised new documents will be resent. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301625	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  There was no contact from 01/2020 to 06/30/2020. On 07/01/2020, the borrower’s authorized third party submitted the paperwork required to access the borrower’s account. On XX/XX/XXXX, the third party inquired how to submit a document about insurance claims. There is no indication that a hazard claim was filed or evidence of property damage. There was no further contact with the borrower noted. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan was current when the servicing review began and has remained current throughout the review period with no reference to how payments are made.  On 07/01/2020 a third party authorization and power of attorney was received and on 07/06/2020, the notes indicates that the borrower is represented by XXX and an insurance claim was forwarded to the insurance department.  There has been no direct contact with the borrower or the borrower's authorized third party/ POA referenced in the notes.
				XX/XX/XXXX	XX/XX/XXXX
762301626	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  There was no contact with the borrower prior to 04/10/2020. On 04/10/2020 the borrower called in and a three month forbearance plan was discussed. The borrower called in on 1/12/2020 to inquire on when their payment would change based on the escrow analysis. On 1/15/2021 the account was discussed with the borrower and they were advised the account was set up on automatic payments. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301627	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  There was no contact prior to 02/10/2020. Borrower was contacted on 02/10/2020 and indicated they had mailed payment. Borrower called on 03/11/2020 and servicer advised payment received prior day. Co-borrower called on 06/24/2020 regarding refinance and asked for payment breakdown and interest rate. Co-borrower called on 08/19/2020 regarding escrow analysis. On 11/12/2020 borrower asked about refinance and servicer advised of modification. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300145	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 12 months all 16 attempts were unsuccessful. The loan has been current throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301628	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  There was no contact with the borrower prior to 01/04/2020. On 01/04/2020 the borrower called in and scheduled a payment. The borrower called in to schedule a payment on 01/31/2020 and was advised on the escrow shortage. A request was submitted to spread the shortage over 48 months. On 02/20/2020 a payment was returned for insufficient funds. The borrower called in and made a payment on 02/25/2020. On 03/03/2020 the borrower called in and made a promise to pay. On 03/26/2020 the borrower called in and advised they were out of work due to the pandemic. A three month forbearance plan was set up on XX/XX/XXXX. On 04/2/2020 the borrower called in and stated they have a tenant that was out of work. The borrower requested to make a payment of principal and interest. The borrower called in and made payments every two weeks from 04/30/2020 through 07/20/2020. The borrower called in and made regular payments from 08/03/2020 through 01/05/2021. No other items were discussed. On XX/XX/XXXX the borrower opted into a three month forbearance plan. The borrower was contacted on 01/25/2021 and they stated they were having trouble making payments because they were out of work. The borrower was advised on assistance options. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301629	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301630	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no direct contact with the borrower throughout the review period.  The borrower paid within days of the due date from 01/2020 to 06/2020, on line, without direct contact.  The July 2020 payment was made after the grace period but before becoming 30 days late.  The borrower continued to make all payments through December, on - line, without direct contact either early or before the expiration of the grace period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301631	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 08/29/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020.  There was no borrower contact from 1/1/2020 - 10/1/2020. On 10/2/20 the borrower called to set up auto-draft and advised the servicer that they are no Covid-impacted. On 10/22/20 the borrower called to discuss the hazard insurance policy. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301633	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  There was no contact prior to 02/05/2020. Borrower called on 02/05/2020 to request late fee be waived due to bank error. On 04/11/2020 borrower requested another late charge be waived. On 06/24/2020 borrower requested refi packet from 2017 be sent via email. Borrower requested payoff quote on 07/22/2020. Borrower made a payment and requested payoff quote on 09/16/2020. Borrower requested fee adjustment on 10/15/2020. Borrower requested payoff quote on 10/20/2020. Borrower made promise to pay on 12/15/2020. As of the review date, the loan is current
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301634	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301635	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  The loan was current when the borrower called in on 01/03/2020 to confirm the last payment, as the loan was newly modified on XX/XX/XXXX. The borrower called back on 01/10/220 to verify email address and set up online account. Borrower called on 01/15/2020 and requested another copy of modification, called again on 01/27/2020 as had not received it. Copy sent 02/11/2020. Borrower called in payment on 03/06/2020, 04/03/2020 05/01/2020, 05/29/2020 and, 06/25/202 0by phone, without direct contact. The borrower called in on 08/06/2020, spoke to representative and made payment. Servicing was transferred and borrower called in to reply to new servicer attempts at contact, made payment, and was advised of payment options. Borrower made next 2 payments by phone, without contact on 10/01/2020 and 11/16/2020. The borrower called in on 11/19/2020 to confirm November payment. The December 2020 and January 2021 payments were called in without direct contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300146	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The last contact with the borrower on 01/03/2020 they called to get their last payment. No contact with the borrower from 01/04/2020 through 05/18/2020. Spoke to the borrower on 05/19/2020 and they wanted to confirm the payments from January to April were made on time. The customer was advised the payment were made on time. No further contact with the borrower from 05/20/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300147	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021.  On 01/22/20 the borrower updated information. On 02/04/20 the borrower called to make a payment. On XX/XX/XXXX the borrower called to confirm account in active bankruptcy. On XX/XX/XXXX the borrower called about insurance claim call transferred. On XX/XX/XXXX the borrower called for update on check advised check sent out XX/XX/XXXX. There was no further contact with the borrower. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster XX/XX/XXXX - expires XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301636	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  01/1/20 Begin review and no contact with the borrower and phone calls and grace letter was mailed out to borrower and a payment was made on the website on 1/31/20. Attempted to reach the borrower in Feb and they made payment online on 2/28/20. No contact with the borrower was noted and on 3/12 a dispute over the credit report was received and review of the account was noted as being correct credit reporting 3/23/20. 3/31 Payment was made on the account IVR contact. on 4/15/20 received notice that the borrower had curtailment of income and was the reason for short and late pays. Mr. has lost his job and she has her hours cut back and asked for assistance on 4/15 On 5/29/20 and payment was made, and borrower asked for the loss mit to be removed and plan was deleted XX/XX/XXXX. On XX/XX/XXXX Loss draft was discussed, and check was to be issued due to XXX damages $X.XX and XX/XX/XXXX loss draft fulfillments and nonmonitored closed issued. 7/14/20 Dispute over the credit bureau report and borrower is making regular payments on the loan 7/16, 8/15. 8/4/20 Hazard insurance distribution for loss draft on 9/30 late pay was made and spoke to Mrs. who stated still playing catch up due to loss of income. Attempts to reach the borrower and on 10/30/20 B 12/30/20 and payment was made on 12/31/20. 1/14/2021 disputes the credit report and amount due. Comments indicate the review was car is correct 1/29/21 Received notice that borrower was having hardship due to curtailed income. 1/29/21 Payment was made on the account and end of review The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301637	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing in bankruptcy. No contact attempts or skip tracing was found. No detrimental issues were noted. The loan is currently performing in bankruptcy.
				XX/XX/XXXX	XX/XX/XXXX
762301638	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  No contact from 1/1/2020 through 5/5/2020. Borrower called in 5/6/2020 to inquire if payment for May was received and requested a payoff. Outbound attempt made 5/12/2020 and no further contact attempts made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301639	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  From 03/13/20-11/02/20 there was no contact established with the borrower. On 11/03/20 the borrower called advised got a new card account information same as the card. There was no further contact established with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301640	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020.  No contact from 1/1/2020 through 7/30/2020. Borrower called in 7/31/2020 to confirm that a payment of 896.30 was received on 7/30/2020. No further contact made with borrowers. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301641	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021.  01/1/20 Begin the 12 month review. No contact with the borrower was noted and on 3/19/20 Note indicate disaster due to XXX XX/XX/XXXX expires XX/XX/XXXX. Payments are being made by draft 7/1, 8/1, 9,1 etc. Borrower called inbound on 12/4 to discuss the mailing address to send the quitclaim deed for son XXX. Regular payments and no delinquents were noted and last payment and last contact with the borrower was noted as payment on 2/2/21 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301642	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes dated XX/XX/XXXX there was a mod in the file that was completed by the prior servicer. The notes state there was a mod in XXXX. The collection comments started on 2/4/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 3 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 1 time. On 05/28/2019 the borrower called in to have the payments stopped. 5/31 and 7/1 payments were stopped due to wrong amounts. There were no more attempts to contact the borrower after 12/09/2020. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301643	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  No contact established prior to 03/04/20. On 03/04/20 called the borrower who advised third party will make payment today online. On 05/13/20 co borrower called to make payment also discussed insurance loan is pit. On XX/XX/XXXX co borrower called in advised borrower passed away in XXX stated will mail in death cert. Borrower also has a check that needs to be endorsed advised to have insurance check reissue check in their name only. There was no further contact established with the borrower. Loan performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301645	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  From 1/3/2020 through 1/14/2020 there were 30 outbound attempts. Outbound call made contact 1/14/2020 and borrower stated they had modification documents executed and is placing them in courier. From 1/18/2020 through 1/25/2020 there were 5 outbound attempts. Borrower called in 1/25/2020 and was advised that loan is due 2/1/2020 and payments are 1940.40. Borrower request to make payment and set up on biweekly automated clearing house payments. From 1/30/2020 through 4/30/2020 there were 98 outbound contact attempts. Borrower called in 4/30/2020 to make payment of 1940.40. From 5/6/2020 through 6/26/2020 there were 24 outbound attempts. Borrower called in 6/26/2020 and indicated his spouse was unemployed due to pandemic but declined assistance. Borrower scheduled payment of 1940.86 for 6/26/2020. From 7/2/2020 through 10/8/2020 there were 24 outbound attempts. Borrower called in 10/8/2020 to make a payment and was advised that full reinstatement needed. Borrower stated he was awaiting a retirement check and wanted reinstatement amount. Outbound attempt made 12/4/2020 and borrower called in 12/12/2020. Borrower advised payment of 17835.14 was made with tracking number provided. Payment includes January installment. No further borrower contacts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301648	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  No contact from 01/01/2020 - 02/03/2020. 02/04/2020 - Borrower informed servicer that payment will be made later in the week. No further contact all attempts were unsuccessful. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301649	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  There was no contact prior to 07/22/2020. On 7/22/20 the borrower called to discuss forbearance and modification. On 11/3/20 there was contact made with borrower to discuss the loan status. On 12/18 borrower called and stated they would make the payment later that day. Spoke to borrower on 12/21 when they called inbound and payment was scheduled on the loan and late charges were waived. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301651	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020.  There was no contact established prior to 10/23/20 due to performing status. On 10/23/20 the borrower called to verify loan is current call transferred to insurance department. There was no further contact established with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301652	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing.

declared disaster due to XXX, XX/XX/XXXX - XX/XX/XXXX.
declared disaster due to XXX, XX/XX/XXXX - XX/XX/XXXX.
declared disaster due to XXX, XX/XX/XXXX - XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301653	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  The borrower was unresponsive to daily and weekly calls from the servicer from 1/3/20 to 4/7/20. On 4/9/20 outbound contact was made with the borrower, who made a promise to pay for after the 16th. The borrower was unresponsive to daily and weekly calls from the servicer from 5/7/20 to 9/14/20. The borrower called on 9/15/20 and 10/14/20 to make a promise to pay, and advised of a pandemic impact but declined assistance during both calls. On 11/18/20 the borrower called to make a payment and requested a breakdown of the fee balance. On 12/14/20 the borrower called to make a promise to pay. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301656	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020.  No contact from 1/1/2020 through 6/4/2020. Outbound call made contact on 6/5/2020 and borrower made payment of 1293.33. No contact from 6/6/2020 through 10/20/2020. Outbound attempt made 10/21/2020 and borrower returned call. Borrower indicated the property is occupied and they intend to keep the home. Borrower requested new escrow analysis as they indicated the shortage was paid. Borrower called 11/3/2020 to confirm escrow payment received. Outbound contact made 11/4/2020 and borrower was advised of payment change and confirmed account status. Payment of 1305.95 was made by borrower. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301658	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  From 01/01/20-03/31/20 there was no contact made with the customer. On 04/01/20 the customer confirmed pandemic impacted and discussed options. On 04/30/20, The customer called in to discuss the forbearance and possibility of extending the offer. On 09/08/20 the borrower called in confirming payment would be made on 09/21/20. On 09/25/20, the customer discussed general information and requested access to the online account. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301659	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  01/03/2020 - Borrower contacted servicer to confirm of the payment change via the ACH. 09/23/2020 - Borrower contacted servicer to inquire about assistance options that may be available. 10/23/2020 - Borrower informed servicer of being unemployed since August due to pandemic. 11/03/2020 - Borrower contacted the servicer to inquire about the forbearance. The servicer advised that it is still under review. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified in XXXX.  Collection comments did not provide details of modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301660	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  There was no contact with the customer from 01/01/20-06/15/20. On 06/16/20, the borrower discussed a curtailment in income and options. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301661	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  On 01/15/2020, the borrower made a payment by phone. On 02/14/2020, the borrower made a payment by phone. There was no further contact noted. The loan has been current and performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301662	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and not attempts to contact the borrower during the review period.  The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301663	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  01/01/20 Begin the review and comment on 1/28/20 when the borrower as reached to discuss the loan and payment was submitted on the loan. 2/19/20 the borrower called inbound after an attempt to reach them and loan payment was scheduled for march. 04/7/20 pandemic email campaign No contact with the borrower until 4/22/20 when the borrower called inbound to make payment. Inbound call from the borrower on 5/26 and 6/22/20 to make regular payment on the loan. calls out to the borrower on 7/27/20 and spoke to borrower on 7/27/20 and payment scheduled, and outbound call noted on 9/1/20 and borrower made a payment on the account on 9/1/20. Attempted to reach borrower on 10/22/20 and they called inbound and payment was scheduled on the account and raise is the payment was noted due to escrow increase. No contact was noted and attempt to contact borrower on 1/5/21 and message was left The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301665	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  Prior to 2/11/2020 there was no borrower contact. The borrower was advised on 2/11/2020 of corporate advance fee and that it could not be waived. Third party called on 3/16/2020 to inquire about deferred balance and interest being charged. The borrower called on 3/19/2020 to inquire about pandemic programs and was advised of total amount due. Third party stated on 3/24/2020 that the borrower was laid off. Third party spouse called on 4/2/2020 to stated they have been impacted by pandemic due to unemployment and does not know how long the hardship will last. The borrower's spouse called on XX/XX/XXXX to complain about pandemic assistance and corporate advances and was advised forbearance plan was approved. The borrower was advised on 4/27/2020 of available options at the end of the forbearance plan. The borrower called on 5/7/2020 to clarify status of the loan and was advised loan was approved for a deferment. The third party stated on 6/15/2020 that they are having issues getting unemployment benefits. Third party called on 7/6/2020 to inquire about $13.5 fee and was advised it was an inspection fee. Third party called on 8/11/2020 with questions about deferral. The borrower called on 11/13/2020 to request password reset. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301666	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020.  The borrower was called on 01/06 and 01/11 to discuss due date of the payment and when it will be paid. On 02/04 the borrower was called to make a payment yet declined and stated he would set up the payment online. The client and borrower spoke about a 3 month repayment plan. On 02/19 the borrower called to discuss payment returned and was advised it will need to go through before other payments can be accepted. On 02/20 the borrower called to verify the payment was cleared. The borrower called on 02/25 in to see if the fees could be waived and was advised no, the borrower was called on 03/05 but was not able to speak and therefore asked for a call back. There is no further borrower contact noted until 10/16/20 when the borrower called in to discuss unlocking the web site account. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301671	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. No detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301672	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.  Prior to 3/26/2020 there was no borrower contact. The borrower called on 3/26/2020 to inquire about pandemic assistances. The borrower was advised of total amount due on 4/28/2020 and stated they were impacted by pandemic. The borrower called on 5/20/2020 to inquire about forbearance plan and payments. The borrower called on 5/28/2020 and was advised that executed forbearance agreement was received. The borrower stated on 7/6/2020 that they are back to work and can start making payments in August. The borrower was advised of total amount due on 7/31/2020 and stated RFD was due to hours being cut from pandemic. The borrower stated on 8/21/2020 that they could not afford payments and was advised of potential assistance options. The borrower called on 9/1/2020 and stated that they would like to retain property and was advised of total amount due. The borrower stated on 10/14/2020 that RFD was due to curtailment of income from pandemic. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300148	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 11 times and was unable to contact the borrower. During the same period, the borrower did not contact the borrower. There has been no attempt at contacting the borrower since 12/04/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300149	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender did not attempt to reach the borrower. During the same period, the borrower was able to contact the lender 5 times. On 2/28/2019 the borrower called in to discuss the monthly increase in the payment in March. On 12/12/2019 the borrower requested a copy of her monthly statement. On 2/4/20 the borrower called in to discuss the escrow shortage. On 2/13/2020 the borrower called in to discuss 1098 documents, was advised the docs were sent out. On 11/12/2020 the borrower called in to verify if the insurance was paid IAO $1651.92. There has been no more contact with the borrower since 11/12/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301673	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender did not attempt to reach the borrower. During the same period, the borrower was able to contact the lender 3 times. On 04/15/2020 the borrower called in to make a payment IAO $792.34. On 5/18/2020 the borrower called in to update the insurance policy. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301674	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender did not attempt to contact the borrower. During the same period, the borrower was able to contact the lender 3 times. On 6/25/2020 the borrower called in for the overnight address. On 8/20 the borrower called in for his account number. On 10/29/2020 the borrower called in to have his online password reset. There has been no more contact with the borrower since 10/29/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301675	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  From 01/01/2020 to 09/24/2020, there was no communication from the borrower or attempts from the servicer. On 09/25/2020, the borrower called in to setup automatic draft on the account. On 10/2/2020, the borrower called in to confirm automatic draft was setup for the account. From 10/3/2020 to 01/20/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301676	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  On 01/24/20 borrower called in with promise to pay discuss processing fee for nsf and was advise that automated clearing house will resume after payment posts. There was no further contact with the borrower from 01/25/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301678	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 8 times and was unable to contact the borrower. During the same period, the borrower has not attempted to contact the servicer. There has been no more contact with the borrower since 06/22/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301679	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  From 01/01/2020 to 01/06/2020, there was no communication from the borrower or attempts from the servicer. On 01/06/2020 and 04/06/2020, the servicer attempted to contact the borrower and no message was left. From 04/07/2020 to 07/06/2020, there was no communication from the borrower or attempts from the servicer. On 07/07/2020, 08/05/2020 and 08/06/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/07/2020, the borrower called in regarding online assistance and assistance with completion of Request for Mortgage Assistance (RMA). On 08/07/2020 and 08/14/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 08/21/2020, the borrower called in regarding the account and required documents needed for RMA. On 08/21/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 08/28/2020, the borrower called in regarding a missing information letter. From 08/29/2020 to 08/30/2020, there was no communication from the borrower or attempts from the servicer. On 08/31/2020, the assistance review application was withdrawn. From 09/01/2020 to 10/1/2020, there was no communication from the borrower or attempts from the servicer. On 10/2/2020, the borrower called in non-receipt of billing statement and to setup automatic draft. From 10/3/2020 to 01/20/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301681	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020.  No contact made with the borrower from 01/01/20 to 04/1920. On 04/20/20 authorized third party called in to advise of XXX damage and adjuster has been to the home and will receive a check for damages. On XX/XX/XXXX authorized third party called regarding claim. On 05/14/20 authorized third party called in with promise to pay has attempted to pay taxes, but tax collector has been closed due to pandemic. Also is waiting for insurance check to complete roof repairs. On XX/XX/XXXX borrower called in to discuss insurance checks. On XX/XX/XXXX authorized third party called in advised at 85% complete with repairs and that had paid taxes advised to send in proof of payment. On 09/10/20 authorized third party called in with promise of payment. Discussed taxes will have to contact county for refund. There was no further contact with the borrower from 09/11/20 to current. Loan is current and in active bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Comments reflect a claim was filed due to XXX damages. XX/XX/XXXX borrower advised was told 85% complete in repairs.  No evidence of 100% repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Designated disaster area per XXX declared on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300152	2	[2] Occupancy - Non Owner Occupied [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer. The loan is currently performing and a few payments were delinquent during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300153	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  Prior to 03/02/2020, there was no contact with the borrower. On 03/02/2020, the borrower inquires on why funds have not been drafted for payment made on 02/26/2020 and was advised to allow a few days for the payment to process. Borrower was advised to call back later if payment was not removed. On 03/03/2020, the borrower followed up and was advised of insufficient funds and payment being returned for the payment made on 02/26/2020. Borrower was advised to check with their bank and of payment made using certified funds. On 03/09/2020, the borrower inquired on a payment made with certified funds and was delivered on 03/06/2020. Also confirmed with borrower that the issue with the payments prior was that there were extra zeros listed on the account number. Borrower stated that they will call back and speak to a representative. On 04/06/2020, the borrower advised of being unemployed since 03/15/2020 and went over options with the borrower. A 3-month forbearance was offered to the borrower from 04/2020 to 07/2020. Borrower stated that they would send in a hardship letter. On 04/08/2020, the borrower discussed forbearance plan terms and was advised that all payments are due at the end of the forbearance term. Borrower also discussed possible repayment plan. On 05/15/2020, 06/16/2020 and 07/16/2020, the borrower inquired on if payments were received and was advised that they were. Also, on 07/16/2020, the borrower was advised that forbearance was extended by 3 months. Borrower stated that they were able to resume normal payments but wanted to be review for a partial claim to pay for arrears. On XX/XX/XXXX, disaster was declared for XXX with a start date of XX/XX/XXXX and an expected expiration date of XX/XX/XXXX. On 10/19/2020, the borrower inquired on payment that was sent with certified funds on 10/06/2020. Advised the borrower of no payment received. On 10/20/2020, the borrower followed up on certified payment and was advised of no payment received and that there is a request to research payment. Reason for default was noted as payment dispute. There was no further contact with the borrower. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300154	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021.  From 01/01/2020 to 05/11/2020, there was no communication from the borrower or attempts from the servicer. On 05/11/2020 and 06/11/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 06/25/2020, the co-borrower called in regarding removal of borrower 1 from the loan. Co-borrower was advised of refinance option. From 06/26/2020 to 11/15/2020, there was no communication from the borrower or attempts from the servicer. On 11/16/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 11/20/2020, the borrower called in to request copies of billing statement from transfer. From 11/21/2020 to 01/05/2021, there was no communication from the borrower or attempts from the servicer. On 01/06/2021, the borrower called in to inquire about payoff information. From 01/07/2021 to 02/02/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300155	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes on XX/XX/XXXX there is a mod in the file which was completed by the prior servicer dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300157	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  There was no contact prior to 01/08/2020. On 01/14/2020 Borrower called in to schedule a payment. Borrower gave verbal to discuss account with daughter. On 04/20/2020 Borrower called to make 2 payments, verified all information, Borrower impacted by pandemic and requesting assistance. On 07/09/2020 Borrower called, verified borrower, advised XXX on file, discussed different payment methods. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300158	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  From 01/02/2020 to 01/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/16/2020, the servicer spoke with the borrower regarding payment. The borrower scheduled a future payment draft on the account. From 02/03/2020 to 02/19/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 02/19/2020, the servicer spoke with the borrower regarding the payment and the borrower scheduled a future payment on the account. From 03/04/2020 to 03/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/11/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 04/03/2020 to 05/28/20/20, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/29/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. On 05/29/2020 to 09/28/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/28/2020, the borrower called in to request password reset. From 10/6/2020 to 10/26/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/26/2020, the borrower called in to schedule a payment on the account. On 11/10/2020 to 11/19/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. 11/19/2020, The servicer spoke with the borrower regarding the payment status on the account. From 11/25/2020 to 12/30/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 12/30/2020, the borrower called in to make a payment on the account. From 01/06/2021 to 01/29/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301685	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 42 times and was unable to contact the borrower. During the same period, the borrower has not contacted the servicer. There has been no more contact with the borrower since 06/02/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes dated XX/XX/XXXX there was a mod in place from the prior servicer. There was no information in the notes on the modification procedure.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301686	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  No contact made from 01/01/20 thru 02/27/20. On 02/28/20 borrower contact to process 2 payment for February and March. on 04/10/20 borrower called in to schedule a payment and has not been impacted by disaster. On 05/21/20 borrower called discussed payment advised was posted to wrong account and will have reversed and posted correctly. On 07/14/20 borrower called in to schedule a payment. On 08/17/20 borrower called to schedule a payment. On 11/03/20 borrower called in to discuss insurance company and policy number advised to fax. There was no further contact with the borrower from 11/04/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301687	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  There was no contact with borrower prior to 01/25/2021. On 01/25/2021, borrower called to make changes to Bank information on ACH. There has been no further contact with borrower during the review period. Loan is performing and was a prior Foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301688	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. The loan was modified effective XX/XX/XXXX and has performed under the modified payment. No detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301689	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 128 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 7 times. On 1/24/2020 the borrower promised to pay IAO $553.68. On 04/18/2020 the borrower promised to pat IAO $553.68. On 04/20/2020 the borrower promised to pay $553.68. On 06/02/2020 the borrower called in stated he was making a payment around the 19th or 20th. On 7/6/2020 the borrower called in stated he received no notes on the account for July's payment due. On 09/04/2020 the borrower called to verify payment past due. On 10/02/2020 the borrower stated a payment will be made around 10/20/2020. There has been no more contact with the borrower since 12/19/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  There is a bankruptcy in the file prior to the collection comments date of XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301690	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020.  On 1/28/2020 borrower called to make a payment. On 2/26/2020 borrower called to schedule a payment. On 8/31/2020 borrower called to make a payment. On 10/7/2020 borrower called to get the information about the letter for the escrow analysis and to verify if the new insurance info was updated. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301691	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  From 01/01/2020 to 03/26/2020, there was no communication from the borrower or attempts from the servicer. On 03/27/2020, disaster moratorium declared 03/25/2020. From 03/28/2020 to 12/13/2020, there was no communication from the borrower or attempts from the servicer. On 12/14/2020, the servicer verified the mortgagor, and the call was disconnected. On 12/15/2020, the borrower called in to make a payment on the account. The borrower also setup automatic draft on the account. On 12/15/2020, the borrower called in and advised will call back, unable to hear. From 12/16/2020 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301692	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments.
				XX/XX/XXXX	XX/XX/XXXX
762300162	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  On 01/02/20 borrower called in to make a payment. There were no contact attempts from 1/3/20 to 6/25/20 due to performing status. On 06/26/20 borrower called in to request credit reporting to resume. There were no contact attempts from 6/27/20 to 8/31/20 due to performing status. On 09/01/20 call to third party to advise to accept wet signatures. There were no contact attempts from 9/2/20 to 12/22/20 due to performing status. On 12/23/20 borrower inquired about refinancing. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No effective date provided,
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300163	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted; the loan has been current throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300166	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer due to the loan being current and payments being made during the review period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301694	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  There was no contact with the borrower prior to 01/09/2020. On 01/09/2020 the borrower called in and made a payment. The monthly statement was emailed to the borrower. The borrower called in on 02/06/2020 to be transferred to loss draft regarding an insurance claim. The borrower called in on 02/27/2020 for the account number. On 03/24/2020 the borrower called in and advised their employment had been impacted due to the pandemic. The borrower was advised the account was current and they could submit a request for assistance the following month. The borrower called in of 03/25/2020 and was advised of the option of forbearance for two months. The borrower stated they would review the information. The borrower called in on 05/04/2020 regarding a delinquent notice. The borrower was advised on the forbearance plan. On 06/01/2020 the borrower called in and advised they were still not working due to the pandemic. The borrower was advised on a forbearance plan extension. The borrower called in on XX/XX/XXXX and was advised a three month forbearance plan was approved through XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding a claim check. The borrower was advised to mail in the check and of the next steps. The borrower stated the check was not enough to cover repairs and had expired and was advised to contact their lawyer and the insurance agency. The borrower called in on XX/XX/XXXX to confirm a check was received and was advised to allow more time. On XX/XX/XXXX the borrower was advised the check had been submitted for endorsement. The borrower was contacted on 08/20/2020 and they advised their hardship was resolved and they would be able to make the next payment. On 09/08/2020 the borrower called in and made a payment. The borrower called in on 09/29/2020 to discuss the deferral letter they received. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  An inspection on XX/XX/XXXX found damage to the shingles on the roof. The borrower received a check for $X.XX on XX/XX/XXXX, however they stated it was not enough to complete repairs. There has not been an additional inspection to confirm if repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300168	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer due to the loan being current and payments being made during the review period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301695	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  There was no contact prior to 01/06/2020. On 01/06/2020 Spoke with borrower stated the payment would be made by the 15th, will call in the payment. On 01/14/2020 borrower made a payment. On 02/06/2020 Spoke with co borrower stated payment will be made within the grace period. On 02/14/2020 and 03/05/2020 borrower made a payment. On 04/06/2020 Spoke with borrower, verified all information, asked for payment, borrower stated will make payment within the grace period. On 04/13/2020 borrower made a payment. On 05/06/2020, 06/12/2020 and 07/15/2020 borrower made a payment. On 07/22/2020 Co-borrower called asking why the phone calls, advised the July payment was returned for non-sufficient funds, she stated she will call back in and make the payment. On 08/11/2020 borrower made a payment. On 09/28/2020, 10/14/2020, 11/11/2020 and 12/11/2020 borrower made a payment. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300169	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower over 200 times and was unable to contact the borrower. During the same period, the borrower has not attempted to call the servicer. There has been no more contact with the borrower since 08/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300172	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the 12 month review. The loan has remained current.
				XX/XX/XXXX	XX/XX/XXXX
762300175	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This loan is currently performing with no evidence of contact or contact attempts during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301698	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020.  On 1/14/2020 borrower called to see why the payment increased. Lender advised due to the escrow account. On 8/25/2020 borrower called to get the loan number. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300177	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  No contact made with the borrower from 01/01/20 through 05/19/20. On 05/20/20 borrower called discussed forbearance plan borrower has been making payments. There was no further contact with the borrower from 05/21/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300178	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  There was no borrower contact prior to 2/3/2020. On 2/3/2020, the Co-borrower called for tax information. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300179	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021.  No contact with the borrower from 01/01/2020 through 01/03/2021. Spoke to the borrower on 01/04/2021 and they called in about the payment not being made on the ACH. The customer was advised due to the holiday and the weekend the payment should draft today. The borrower was sent a payoff quote and amortization schedule. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300180	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020.  From 01/01/2020 to 06/17/2020, there was no communication from the borrower or attempts from the servicer. On 06/18/2020, the borrower called in to request payoff on the account. On 06/19/2020, the borrower called in inquiring about interest bearing and deferred principal difference. On 06/26/2020, the borrower called in regarding the insurance payment on the account. From 06/27/2020 to 08/19/2020, there was no communication from the borrower or attempts from the servicer. On 08/20/2020, the borrower called in to go over the year end statements for the past 3 years. From 08/21/2020 to 01/21/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301700	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300183	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020.  No contact attempts were made from 1/1/20 to 2/17/20 due to performing status. On 2/18/20 the borrower called to confirm receipt of the last payment made. No contact attempts were made from 2/19/20 to 9/10/20 due to performing status. On 9/11/20 the borrower called for password assistance. There was no additional borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300184	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower or contact attempts made by servicer. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301704	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020.  There was no contact made prior to 02/03/2020. On 02/03/2020 and 07/01/2020, the servicer discussed payment information with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301705	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The evidence of contact was not found during the review period and the loan has been current throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300186	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  01/03/20 the borrower called to set up the January and February payment. On 03/23/20 the customer called to make the trial payment on account. On 04/14/20 the customer requested an application for a modification. On 05/19/20 the customer discussed previous modification on the account. 05/20/20 the borrower scheduled multiple payments of $474.45. On 11/12/20 the customer called to reschedule to payment. 12/092020 The customer called to change the payment date. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301706	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  No contact was noted from 01/01/2020 - 01/14/2021.  On 01/15/2021 the borrower made a promise to pay.  No further contact was established.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301707	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020.  On 1/3/2020 borrower called about getting the insurance name. On 11/272020 borrower called to see if she could have her daughter authorized to make payments on her account. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300187	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020.  There is no borrower contact noted from 01/01/2020 to 09/30/2020 when the borrower called in to discuss the payment amount to be made and correction. The borrower then called on 11/14 to discuss automatic payment and was notified they would start in January. There is no further borrower contact noted during the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300188	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  On01/07/20 borrower confirmed payment on 12/31/19 and working on next payment. On 01/24/20 borrower declined to schedule a payment will call back. On 02/12/20 borrower contact and scheduled a payment. On 04/03/20 borrower gave promise to pay via web by 04/07/20. On 04/22/20 borrower gave promise to pay by 04/23. On 06/04/20 called on late fees and pictures of home. On 07/02/20 borrower gave promise to pay by 07/19/20. On 09/04/20 borrower stated can make payment. but will be late. On 10/02/20 discussed payment offered ez pay borrower declined. On 10/06/20 gave promise to pay by 10/31/20. On 12/31/20 discussed payment due and paperless promise to pay. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300189	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  There was no contact prior to 12012020. On 12/01/2020 borrower made a payment. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300190	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  There has been no contact with the borrower from 01/01/2020 through 04/26/2020. On 04/27/2020 the borrower called in to discuss the account. There was no contact with the borrower from 04/28/2020 through 10/12/2020. On 10/13/2020 the borrower called in to discuss the payment increase and declined automated payments and paperless billing. There has been no contact with the borrower from 10/14/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300191	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020.  Borrower called on 02/21/2020 about credit reporting and servicer explained when delinquency occurred. Notes of 05/30/2020 indicated borrower provided online notification of employment impact from pandemic. Borrower called on 06/06/2020 and indicated may not return to full time status until September. Servicer explained forbearance. Borrower called on 08/06/2020 for assistance review status and servicer advised complete package was required. Borrower called on 08/26/2020 about RMA. Borrower called for account status on XX/XX/XXXX and servicer advised of forbearance on account. Borrower called for interest rate on 10/21/2020. Borrower called on XX/XX/XXXX about forbearance and indicated able to make regular payments in January. Notes of XX/XX/XXXX indicated deferral was completed.  Loan was current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300193	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower or contact attempts made by the servicer. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300194	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300195	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is no evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300197	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there have not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300198	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period
				XX/XX/XXXX	XX/XX/XXXX
762300199	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300200	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300201	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact or attempts to reach the borrower in the past 12 months as the loan has been current.
				XX/XX/XXXX	XX/XX/XXXX
762300203	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact with the borrower prior to 03/16/2020. On 03/16/2020 the borrower called in to change the auto pay date. The borrower was advised the draft was scheduled for the 15th of each month. The borrower called in on XX/XX/XXXX and inquired on options due to being impacted by the pandemic. The borrower stated their business had to close. A three month forbearance plan was set up. The borrower called in on XX/XX/XXXX to confirm the forbearance and was advised it was through the end of the month. The borrower was advised to make payments towards escrow. On 06/16/2020 the borrower called in and made a payment towards the escrow account. The borrower called in on 06/19/2020 and requested a copy of their modification from XXXX. the borrower called in on 06/30/2020 and made an escrow payment. The borrower called in on 07/31/2020 to confirm the account status. A bankruptcy review was completed XX/XX/XXXX. The borrower filed chapter XX bankruptcy with the intent to retain the property. The borrower called in on 10/21/2020 and was advised auto pay was canceled due to the bankruptcy. The borrower made the payment online. The borrower called in and made payments on 11/14/2020 and 12/15/2020 and made payments over the phone. There was no further contact with the borrower. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Comments on XX/XX/XXXX indicate a dismissal order on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300204	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no borrower contact during the review period. There has been no attempts to contact the borrower. Loan is still actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300205	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  The borrower had not called in and there were 4 attempts to contact the borrower from 01/01/2020 to 11/01/2020. On 11/02/2020, the borrower called in to discuss property damage. On XX/XX/XXXX, the borrower called in to discuss a claim and was transferred to the claims department. The borrower also promised to make a payment on 12/24/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage to the property on XX/XX/XXXX. An insurance claim was filed on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300208	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300209	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020.  There was no borrower contact from 1/1/20 to 6/2/20 due to performing status. On 6/3/20 the borrower called to discuss the monthly statement. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300211	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  There was no contact prior to 02/19/2020. On 02/19/2020 the servicer called and spoke with the borrower regarding payment. Borrower made a payment in amount of $1792.02. On 05/11/2020 regarding deal status and the agent confirmed review in process and that automated clearing house did process. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300212	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  Spoke to the borrower on 01/07/2020 and they stated would not be speaking to us this time of the night and the call was disconnected. No contact with the borrower from 01/08/2020 through 09/07/2020. Spoke to the borrower on 09/08/2020 and they promise to pay on 09/11/2020. The borrower stated had a check from their insurance company and needed the loss draft address. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300213	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020.  There was no contact made prior to 02/28/2020. On 02/28/2020, the borrower called in and the servicer discussed escrow related issues. The borrower sent statements via email and wanted to confirm if received. The agent stated that nothing was posted on the account and to check back with the servicer no later than Tuesday to verify. On 03/03/2020 and 03/23/2020, the servicer discussed the escrow letter and tax exemption with the customer. On 04/06/2020, the servicer discussed the terms of the forbearance with the borrower. Per comments dated XX/XX/XXXX, the customer has been impacted by pandemic and received a deferral beginning with the XX/XX/XXXX payment. On XX/XX/XXXX and XX/XX/XXXX, the borrower called to see why the billing statement is showing a past due amount. The agent advised that the statement was printed before XXX payment was deferred. The agent went over the terms of the deferral with the borrower. On 08/25/2020, the borrower called in to be sure that the account was current. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300214	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempt to contact the borrower.
				XX/XX/XXXX	XX/XX/XXXX
762300215	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  There was no contact with borrower prior to 03/17/2020. On 03/17/2020, Borrower called in to review general account information. The borrower states that they would make payments towards their unpaid principal. On 04/22/2020, The borrower called in to verify if they could obtain Loss Mitigation assistance. Borrower unable to make the June payment. Borrower promised to call back to make their May payment. On 08/11/2020, Borrower called in to confirm that the principal payment has been applied to their account. On 08/28/2020, Borrower called in to get assistance with their online access. The borrower needed their password reset. Borrower also inquired about the small payments that they submitted, and the servicer advised that it has been applying towards principal. On 10/12/2020, Borrower promised to make a payment in the amount of $915.75 via bill pay. On 10/13/2020, Borrower called in to request that $175.00, in unapplied be applied to principal. On 12/28/2020, Borrower requested to have their verification of mortgage faxed and emailed to them today. The borrower promised to send additional payment towards their escrow. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300216	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  From 01/01/2020 to 02/17/2020, there was no communication from the borrower or attempts from the servicer. On 02/18/2020 and 02/24/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 03/18/2020, the borrower called in to discuss the account and request escrow analysis copies. On 04/06/2020, the borrower called in for other account and the account was discussed. On 04/15/2020, the servicer spoke with the borrower and the borrower advised not interested in forbearance and will make payments monthly. On 04/29, the borrower called in regarding the increase in payment. On 05/8/2020, the borrower called in to confirm the automatic draft is setup. The borrower was advised the draft is on hold. From 05/9/2020 to 07/09/2020, there was no communication from the borrower or attempts from the servicer. On 07/10/2020, the servicer spoke with the borrower regarding the automatic draft status. On 07/20/2020, the borrower called in to make a payment towards the escrow shortage. From 07/21/2020 to11/6/2020, there was no communication from the borrower or attempts from the servicer. On 11/7/2020, the borrower called in regarding escrow analysis and disbursement history. On 11/30/2020, the borrower called in to inquire about mortgage insurance. From 12/1/2020 to 01/12/2021, there was no communication from the borrower or attempts from the servicer. On 01/13/2021, the borrower called in regarding insurance renewal information. From 01/14/2021 to 01/27/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301709	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  From 01/01/20-03/05/20 there was no contact with the borrower. On 03/06/20 the borrower called in to schedule a payment and there was no further communication thereafter. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301710	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  Borrower called on 01/29/2020 for account information and to make a payment. Borrower called to make a payment on 02/28/2020. Borrower was contacted for payment on 04/09/2020 and advised work impacted by pandemic. Borrower called on 04/29/2020 to confirm insurance was paid. Borrower was contacted on 05/18/2020 and scheduled payment for 05/27/2020. Borrower illness cited as reason for delinquency. Borrower was contacted for payment on 06/02/2020 and said out of work due to illness. Borrower was contacted on 07/15/2020 and scheduled payment for 07/22/2020. Borrower pay period cited as reason for delinquency. Borrower was contacted on 08/05/2020 and scheduled payment for 08/26/2020. Borrower was contacted on 10/13/2020 and scheduled payment for 10/28/2020. Borrower pay period cited as reason for delinquency. Borrower was contacted on 11/17/2020 and scheduled payment for 11/25/2020. Borrower pay period cited as reason for delinquency. Borrower was contacted on 12/14/2020 and scheduled payment for 12/23/2020. Borrower was contacted on 01/14/2021 and scheduled payment for 01/27/2021. Borrower pay period cited as reason for delinquency. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301711	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020.  There was no contact prior to 9/17/20. On 9/17/20, the borrower called in stated emailed proof of new last name. The representative obtained it from customer support and sent to SL inbox. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300026	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There was no contact prior to 01/02/20. On 01/29/220. Borrower made a payment, advised f incorrect checking account, credit reporting, automated clearing house and E-Bill. if not able to make a payment 01/31/2020, give a call and update. On 01/31/2020 borrower made a payment. On 02/12/2020 spoke with borrower 2, stated will make payment by the end of the month. On 03/31/2020, 4/16/2020 borrower made a payment. On 04/24/2020 Borrower called in regarding letter received for returned payment, due to invalid account number, payment made. On 04/29/2020 Spoke with borrower, advised of total amount due and now has 2 payments returned due to no account located, borrower will call bank to find out why the payments are being returned, made a payment using a different account. On 05/28/2020 payment was made. On 06/19/2020 Spoke with borrower, inquired on pandemic assistance, tenants are not paying rent and have moved out, unable to rent the property so far. On XX/XX/XXXX borrower requested 1 month deferment, advised to go to website and look at options available and to send a hardship letter, advised to make payment by 07/31/2020 to avid a credit hit, provided fax number to send credit dispute. On 07/31/2020 and 08/31/2020 payments were made. On 09/30/2020 payment made. On 10/16/2020 borrower called to inquire amount due, late fees, stated will call back 10/3/2020 to make payment, no help is needed, advised of XXX, impacted? On 10/30/2020, 11/07/2020 payment made. On 11/10/2020 payment made, borrower inquired about balloon payment, advised no balloon payment, Corp advance. Advised to reapply 11/07/2020 payment to cover amounts due. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301713	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  No contact made with the borrower from 01/01/20 through 03/09/20. On 03/10/20 borrower called in to inquire about billing statement discussed process of when payments and statements go out. On 05/18/20 borrower called about payments. There was no further contact with the borrower from 05/19/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301715	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  No prior contact made. On XX/XX/XXXX borrower called in to see if the lender could endorse a check. Borrower wants the check to go towards the escrow. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301716	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020.  The borrower contacted the servicer on the following dates to schedule a payment in the amount of $299.60: 04/27/2020, 06/06/2020, 07/05/2020, 07/31/2020. 08/25/2020 - Servicer advised that loan has not fully transferred over from prior servicer. 09/14/2020 - Borrower contacted servicer to make a payment. 10/09/2020 - Borrower contacted servicer to schedule a payment in the amount of $304.60. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301719	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower.
				XX/XX/XXXX	XX/XX/XXXX
762301720	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  No contact was established 01/01/2020 - 05/05/2020.  On 05/06/2020 and 06/02/2020 the borrower authorized payments in the amount of $1324.30.  On 07/08/2020 the borrower authorized a payment in the amount of 07/08/2020 and referenced their pay period schedule as the reason for default.  On 09/16/2020 the borrower authorized a payment in the amount of $1327.82 and referenced their pay period as the reason for default.  On 10/23/2020 the borrower indicated payment was made through their bank's bill pay system.  On 11/18/2020 and 12/10/2020 the borrower called to authorize payments.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301721	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts with the borrower during this period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300217	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 09/03/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. There were no detrimental issues noted and only 12 attempts to contact the borrower in the last year. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301729	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  Prior to 1/1/2020 there was no borrower contact. The borrower called to make a payment on 1/1/2020, 2/1/2020, 3/1/20202, 4/5/2020, 5/3/2020, 5/31/2020, 6/30/2020, and on 8/31/2020. The borrower made a promise to pay on 9/15/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301731	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020.  From 01/02/2020 to 01/7/2020, there was no communication from the borrower or attempts from the servicer. On 01/8/2020, the servicer attempted to contact the borrower and no message was left. On 01/15/2020, the servicer spoke with the borrower regarding payment information. From 01/16/2020 to 07/01/2020, there was no communication from the borrower or attempts from the servicer. On 07/02/2020, disaster moratorium declared on Coronavirus Disease 2019 Pandemic. From 07/03/2020 to 07/12/2020, there was no communication from the borrower or attempts from the servicer. On 07/13/2020 and 07/14/2020, the servicer attempted to contact the borrower and no message was left. On 07/16/2020, the borrower called regarding resolved hardship and payment information. On 08/28/2020, the borrower called in regarding setting up automatic draft. On 08/31/2020, the borrower called in regarding payments received on the account. The borrower requested a refund for duplicate payment. On 09/09/2020 and 09/14/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/21/2020, the borrower called in to setup automatic draft on the account. On 09/29/2020 and 09/30/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 10/2/2020 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. here has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300218	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  No contact with the borrower from 01/01/2020 to 02/05/2020. Spoke to the borrower on 02/06/2020 and they set up a payment for 02/18/2020. No contact with the borrower from 02/07/2020 through 06/03/2020. Spoke to the customer on 06/04/2020 and they stated planned to make the payment for June during the grace period. The borrower declined a postdated payment and preferred to wait until they get paid. Spoke to the borrower on 07/16/2020 and they set up a payment for 07/16/2020. No contact with the borrower from 07/17/2020 through 09/14/2020. Spoke to the customer on 09/15/2020 and they stated would make a payment through the IVR. Spoke with the borrower on 10/20/2020 and they stated made a payment earlier today and they wanted to know if they would be charged a late fee. The customer was advised they would not. No contact with the borrower from 10/21/2020 through 12/10/2020. Spoke to the borrower on 12/11/2020 and they wanted to make a payment for 12/11/2020. Spoke to the customer on 01/14/2020 and they set up a payment for 01/19/2021. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300219	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  No contact with the borrower from 01/01/20 through 02/05/20. On 02/06/20 advised borrower to ignore call as set up on ACH. On 07/27/20 borrower inquired about tax bill was advised is responsible. There was no further contact with the borrower from 07/28/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  no effective date was found just the year the modification was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300222	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  There was no borrower contact prior to 04/10/2020. On 04/10/2020 lender advised the borrower approved for forbearance. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301734	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  There was no contact made prior to 05/01/2020. On 05/01/2020, the servicer discussed taxes, service transfer and account information with the borrower. On 10/17/2020 and 10/20/2020, the servicer discussed with the borrower NSF charges and processed the payment. The reason for the late payment was due to excessive obligations. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301735	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  There is no borrower contact noted between 01/01/2020 and 05/07/2020 but the borrower did make regular monthly payments during this time. On 05/07/2020 the borrower called why the client did not speak with the spouse but was informed the spouse is not listed as an authorized user on the account. The third party form was mailed to the borrower. The borrower called in again for this on 11/17/2020. There was no contact in between the dates other than regular monthly payments, and no contact after 11/17 through the end of the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300227	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  Borrower called on 01/29/2020 for bill pay information and to make a payment. Borrower called on 02/27/2020 to inquire about fees on account and to make a payment. Borrower called on 03/26/2020 for explanation of two fees on account, to make a payment and advise of pandemic impact. Borrower called on 06/10/2020 to make payment and inquire about fees on account and payment change. Borrower was contacted on 06/19/2020 and said attorney was handling modification. Reduction of income cited as reason for delinquency. Borrower was contacted on 06/24/2020 and advised forbearance would expire at end of month and account due for July. Servicer also explained fee was from modification recording. Borrower said hardship over and would pay fee with next payment. Borrower also inquired about resuming auto payments. Borrower called about insurance on 10/19/2020 and 10/30/2020. Borrower called on 12/10/2020 to make a payment and request late fee waiver. Borrower called on 01/19/2021 to confirm payment. No subsequent contact. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300231	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 10/27/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during this period. The servicer attempted to contact the borrower 2 times unsuccessfully during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300234	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021.  There was no contact with the borrower prior to 01/07/2020. On 01/07/2020 the borrower called in and the process to apply for a modification was discussed. Email instructions were sent to the borrower. The borrower was contacted on 01/21/2020 and 2/14/2020 and advised of missing documentation required for modification. A trial modification was initiated on 02/21/2020. The borrower called in on 03/04/2020 and was informed of the first trial payment due 04/01/2020. On 04/10/2020 the borrower was contacted, and they advised they would make the payment at the end of the month. The payment was made on 04/21/2020. The borrower was contacted on 04/29/2020 and they stated they plan to make payments before the 15th of the month going forward. The borrower was contacted on 05/29/2020 and they advised they would submit the final trial payment in week or two. The final plan payment was received on 06/22/2020. On 06/25/2020 the borrower was contacted and advised on the modification documents. There was ongoing discussion with the borrower regarding the signing and returning of the modification documents from 06/30/2020 through 07/29/2020. The borrower was contacted to secure payment on 08/04/2020 and stated they would make the payment within the grace period. The borrower was contacted to secure payment from 09/02/2020 through 09/30/2020 when the borrower made the payment. The borrower stated the payment was late due to their pay period. The borrower was contacted on 10/22/2020 to make a payment and they stated they would pay by the end of the month. On 10/30/2020 the borrower was contacted, and they made the payment. On 11/7/2020 the borrower was contacted, and they stated they would make the payment on 11/13/2020. On 11/27/2020 the borrower called in to confirm a payment they had made online and was advised to follow up in a few days. The borrower was contacted on 12/02/2020 to secure payment. The borrower stated they would make the payment by the 15th. The borrower was contacted on 12/16/2020 and they stated they would be making the payment that day. On 12/24/2020 the borrower was contacted, and they stated the payment was late as they had suffered a broken pipe in the home. The borrower called in on 12/29/2020, a payment was processed. The borrower was contacted on 01/05/2021 the borrower was advised on the terms of their loan and they could only be changed by modification or refinancing. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300237	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  There was no contact prior to 2/27/20. On 2/27/20, the borrower stated will make a payment by phone tomorrow. On 2/28/20, the borrower made a promise to pay. On 3/6/20, the borrower stated just mailed money order for March payment. The representative advised have not received yet. The representative advised of ach. The borrower wanted to make payment by phone. On 3/10/20, the borrower stated sent in two money orders for March payment and will make April payment by phone. On 4/14/20, the borrower made a promise to pay. On 5/13/20, the borrower made a promise to pay. On 6/9/20, the borrower made a promise to pay. On 7/13/20, the borrower made a promise to pay. On 8/10/20, the borrower made a promise to pay. On 9/8/20, the borrower called in to make a promise to pay scheduled for 9/9/20. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300239	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020.  01/10/20,02/08/20,03/06/20 the borrower made the monthly installment. On 04/06/20 the customer inquired about options. On 06/11/20 the customer was informed on the total due IAO $2637.72. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property located in disaster area, due to XXX(DR-4574). No damages reported.
				XX/XX/XXXX	XX/XX/XXXX
762301739	2	[2] Current Status - Bankruptcy EXCEPTION INFO: Chapter XX Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and there were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300240	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  From 01/01/2020 to 05/11/2020, there was no communication from the borrower or attempts from the servicer. On 05/12/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 05/12/2020, the borrower called in to inquire if payment could be sent later. On 06/11/2020, the borrower called in to advise payment will be mailed in. The borrower was advised of other options available. On 06/30/2020, verbally authorized third party called in to request payoff statement and mortgage statement. On 07/15/2020, the borrower called in regarding previous request for verification of mortgage and to request proof of modification. On 07/27/2020, the borrower called in to request a verification of mortgage and payment history. On 08/12/2020 and 08/13/2020, the borrower called in but hung up. On 08/12/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 09/01/2020, the borrower called in regarding the billing statement for the account. On 09/10/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 09/17/2020, the servicer spoke with the borrower regarding the status of payment. On 09/21/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 09/21/2020, the borrower called in regarding the status of payment. On 10/17/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 10/19/2020, the servicer spoke with the borrower regarding the status of payment. On 11/16/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 12//8/2020, the borrower called in to advise of promise to pay on the account. On 01/28/2021, the borrower called in to advise when the payment will be sent on the account. From 1/29/2021 to 02/01/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300242	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020.  01/01/2020 to 01/22/2020 No contact with the borrower.  01/23/2020 Authorized third party called in to make a payment and advised the servicer that they have been approved for a modification. 02/06/2020 Authorized third party called in to negotiate a trial loan modification for the borrower.  02/24/2020 - 05/15/2020 The authorized party called in to make a payment and the status of their loan modification.  06/19/2020 - 06/29/2020 Authorized third party called in to make a payment in the amount of $1791.24. 07/10/2020 - 07/24/2020 Authorized third party called to verify the 0status of the final loan modification documents. 08/20/2020 - 10/02/2020 Authorized third party called in to make a payment in the amount of $1591.24. 0 11/12/2020 Authorized third party called in to make a payment and states that they have mailed in the corrected documents. Third party states the reason for default was due to curtailment of income. 12/24/2020 Authorized 3rd party called to make a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The servicer was notified on XX/XX/XXXX of the new claim for loss due to XXX damage to the property. A check in the amount of $X.XX Per comments dated XX/XX/XXXX The servicer has attempted several times to contact the borrower for outstanding from the claim packet before they can release the initial draw.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300243	3
[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[2] Bankruptcy - BK Filed - No evidence POC filed
EXCEPTION INFO: POC is being created to be filed outside of the review period. due date by XX/XX/XXXX.

[2] Current Status - Bankruptcy

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  On 01/21/20 borrower called in to make a payment. On 01/28/20 borrower called in for general account information. On 05/28/20 borrower called in requested year end statement. On 06/09/20 borrower called in requesting year end statement was not received. On 06/17/20 borrower called in and transferred to the bankruptcy department. On 06/25/20 borrower called in to request year end statement be mailed. On 12/16/20 borrower called in to request to pay 1/2 payment today and the balance the following week. on 12/29/20 borrower called in to make a payment. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  XXX chapter XX is an asset case and  POC will be filed.
Chapter XX Case#XXX filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300244	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  No prior contact made to 1/30/2020. On 1/30/2020 borrower called to get the options to making the payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301740	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  Notes of 01/27/2020 indicated loan modification was completed. Borrower called on 05/28/2020 and said would make June payment online the following day. On 09/11/2020 borrower made promise to pay and set up ACH. Borrower called on 11/30/2020 to adjust auto draft date. No subsequent contact and loan are current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301741	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 2 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 1 time. On 9/30/2020 the borrower called into discuss the benefits of the website with the servicer. There has been no more contact with the borrower since 12/08/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300245	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 05/24/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301742	3	[3] Property Damage - UTD - No evidence of resolution [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  from 01/01/20-01/26/20 the was no contact with the customer. On 01/27/20 the customer decline repayment option and planned to call back to make a payment. 02/21/20 the borrower made a payment. On 03/20/20, the customer called in a payment and was informed on payment options. 08/10/20 the borrower confirmed a reduction in income. 10/19/20 the customer made a payment and was informed of payment options.11/19/20 the customer made a payment along with the late payment fee. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XX/XX/XXXX notation indicates funds were released for the borrower and contractor for roof repairs. However, there is no evidence of final inspection or whether 100% repairs completed to date.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301743	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan was performing. A prior dismissed bankruptcy was noted and a modification that was completed effective XX/XXXX. No other detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301744	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  No contact with the borrower from 01/01/2020 through 12/13/2020. Spoke to the borrower on 12/14/2020 and they requested the escrow shortage to be spread out longer. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301746	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  On 1/14/2020 borrower advised he will continue to make the payments. On 12/15/2020 borrower called in to ask about his login information and to reset password. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301748	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  Prior to 2/4/2020 there was no borrower contact. The borrower called to make a payment on 2/4/2020. The borrower called on 3/12/2020 and was advised of account status and total amount due. The borrower called on 3/13/2020 to make a payment. The borrower called on 4/6/2020 to inquire about 1098 statement and made a promise to pay. The borrower called to make a payment on 4/24/2020, 5/8/2020, 6/5/2020, 7/4/2020, and on 7/31/2020. Third party called on 8/20/2020 to check status of a payment. The borrower called to request a stop payment as it was sent to the wrong address. The borrower's spouse made a promise to pay on 9/10/2020. The borrower's spouse called on 11/20/2020 to discuss issue with the escrow account and cancelled insurance payment from prior servicer. The borrower's spouse made a promise to pay on 12/4/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301749	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There was no contact prior to 01/09/2020. On 01/09/2020 the borrower called in and made a payment. The borrower called in on 01/17/2020 and requested to update the address for the billing statements. The borrower was advised on removing a cease and desist. The borrower called in on 01/22/2020 and was advised of document sent out prior to the address update. The borrower called in on 02/12/2020 to inquire on the due date and was advised of 04/01/2020. The borrower called in on 02/14/2020 to confirm insurance had been paid. The borrower called in on 04/08/2020 and advised they were unable to work due to the pandemic. The borrower was advised on the forbearance plan. The borrower called in on 04/13/2020 and made a payment. The forbearance plan was discussed. On 05/15/2020 the borrower called in and made a payment. The borrower was advised on assistance options and declined. The borrower called in on 06/02/2020 regarding a payment made. The borrower made a promise to pay. The borrower called in and made a payment on 06/08/2020 and 07/10/2020. On 07/14/2020 the borrower called in with questions regarding credit bureau reporting and escrow analysis and was advised. The borrower called in and made a payment on 08/07/2020 and was advised on the escrow shortage and installment options. On 08/19/2020 the borrower called in and was advised of the loan transfer. The borrower was advised on the escrow change due to prior modification and increase in taxes and insurance. On 09/04/2020 the borrower called in to verify the servicing transfer. The borrower was advised on making payments. the borrower called in on 09/08/2020 to make a payment however the loan boarding had not been completed. A welcome call was completed. The borrower called in on 09/23/2020 and made a payment. The borrower called in and made a payment on 10/09/2020, the borrower was advised on the website. The borrower called in on 11/02/2020 regarding their tax bill, the borrower was advised it would be paid by the servicer. The borrower called in on 12/08/2020 and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The borrower filed a prior chapter XX bankruptcy case #XXX which was converted to a chapter XX case. On XX/XX/XXXX the bankruptcy was discharged..
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301750	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  From 01/01/2020 to 03/22/2020, there was no communication from the borrower or attempts from the servicer. On 03/23/2020, the borrower called in regarding hardship status and pandemic impact. On 03/26/2020, the borrower called in regarding forbearance mortgage assistance. On 04/03/2020, the borrower called in to make a payment on the account. On 05/26/2020, the borrower called in to schedule a payment on the account. On 0XX/XX/XXXX, the Chapter XX Bankruptcy was discharged for the account. On 07/20/2020, the borrower called in regarding getting a loss mitigation application and the borrower was of the account status. On 08/17/2020, the borrower called in regarding insurance policy information. On 8/17/2020, the borrower called in to advise of payment and future payment information on the account. The borrower, also, inquired about insurance payment. On 08/26/2020, the borrower called in to inquire about the late fee charge date. On 09/12/2020, the borrower called in to advise when a payment will be made on the account. On 09/18/2020, the borrower called in to make a payment on the account. On 09/21/2020, the borrower called in regarding a notice received from servicer. The borrower was advised the contact information was already updated and to disregard. On 09/26/2020, the borrower called in to opt-in to paperless and confirm email address. On 10/2/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 10/8/2020, the borrower called in to schedule a promise to pay on the account. On 10/8/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 10/23/2020, the borrower called in to confirm the payment draft was still set-up. On 11/9/2020, the servicer spoke with the borrower and the borrower scheduled a payment. On 12/8/2020, the borrower called in to schedule a promise to pay on the account. On 12/8/2020, the servicer verified the borrower and then the call dropped. On 12/29/2020, the borrower called in regarding payment drafting account and the bank account is now negative. On 01/15/2020, the borrower called in to request a year end statement. On 01/20/2020, the borrower called in to request assistance with the website and to review year end statement. From 01/21/2020 to 01/22/2020, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301752	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  There was no contact prior to 05/05/2020. On 05/05/2020 the borrower called in to make a payment and was transferred to the automated payment system. On 09/03/2020 the borrower called in and discussed the account transfer. On 09/11/2020 the borrower called in and made a payment in amount of $251.11. On 10/08/2020 the servicer called and spoke with borrower regarding October payment. Borrower stated recently lost job on 09/23/2020 and will try and catch up. On 10/14/2020 the borrower called in and made a payment in amount of $251.11. On 12/07/2020 the borrower called in and made a payment in amount of $251.11. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300246	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020.  There was no borrower contact prior to 02/10/2020. On 02/10/20 provided process and document has been mailed out. On 02/20/20 Successor in Interest contact has not received modification to review. On 02/26/20 borrower contact updated information and retain property. On 09/09/20 executor contact requesting documents to be faxed for the executor of the estate. On 09/24/20 with promise to pay and automated clearing house request. There was no further contact with the borrower from 09/25/20 to current. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  first modification completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300249	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  There was no contact prior to 01/03/2020. On 02/07/2020 Borrower called to make a payment, advised of free payment options, citing curtailment of income. On 03/09/2020 payment made. On 04/13/2020, 05/01/2020, 06/07/2020, 0713/2020 and 08/08/2020 payment made. On XX/XX/XXXX, borrower called to get transferred to claims department, hung up. On XX/XX/XXXX borrower called to get phone number for insurance claim check, provided number. On 11/03/2020 borrower wanted to cancel ACH, advised it was too late, need 1-2 business day in advance. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  On XX/XX/XXXX and XX/XX/XXXX the borrower called in about getting a claims check endorsed. No notes indicating type or cause of damage. No indication of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300250	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  No contact with the borrower from 01/01/2020 through 09/29/2020. Spoke to the borrower on 09/30/2020 and they stated were calling to get an update on the account. No contact with the borrower from 10/01/2020 through 01/13/2021. Spoke to the borrower on 01/14/2021 and they called to discuss their escrow. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster declared due to XXX XX/XX/XXXX. No damage reported.
				XX/XX/XXXX	XX/XX/XXXX
762301754	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  On 1/31/2020 borrower had an inquiry about the payment. On 11/30/2020 borrower called to discuss the escrow analysis. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300251	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  01/01/20-1/30/20 there was no contact with the borrower. On 01/31/20 the borrower went over options for the account and planned to make a payment soon. On 02/05/20 the customer discussed repayment options. 03/13/20 the borrower discussed general information and curtailment in income. On 03/20/20 the borrower planned to send wire transfer for the account and discussed financial difficulty. 06/5/20 the customer processed a payment. On 09/03/20, the customer made a payment of $6000.00 and discussed pandemic impact along with options for the account. 09/04/20 the customer confirmed plans to accept the modification offer. 09/08/20,09/15/20 the customer discussed modification and next steps. On 10/05/20, it was confirmed $2,559.46 was successfully submitted and will debit after 10/06/20. 11/05/20 the customer discussed modification documents and general information. On 12/10/20 the borrower called to discuss the pending modification offer and confirmed payment of $2482.74. 12/11/20 the customer confirmed the modification documents would be sent in and discussed HUD information. On 12/16/20 the borrower discussed the modification offer. 12/18/20 the customer expressed curtailment in income and confirmed the loan modification documents were received. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301755	3	[3] Collection Comments - Incomplete -: Missing 04/28/2020 - 12/31/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower had not called in and there were 4 attempts to contact the borrower from 01/01/2020 to 02/03/2020. On 02/04/2020, the borrower contacted the servicer to schedule a payment in the amount of $759.85. On 02/24/2020, the borrower was advised that payments via the automated clearing house have not been set up. The borrower scheduled payments on 03/26/2020 and 04/27/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300252	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301756	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  2 outbound attempts made 1/6/2020. second call made contact and borrowers indicated property is owner occupied and they plan on retaining property. Borrower indicated they had sent payment out last Friday. On 2/5/2020 there were 3 outbound attempts and borrower returned call. Borrower indicated they had already mailed payment. Borrower called in 2/12/2020 to get 1098 sent to them. Outbound contact made 3/3/2020 and borrower indicated payment was already mailed. From 4/3/2020 through 8/4/2020 there were 5 unsuccessful outbound attempts. No further contact attempted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300254	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020.  The borrower called on 01/06 to discuss the taxes due and see if the client paid them as the previous client did not. The borrower was advised they were paid on 12/27/2019. The borrower called again on 01/23 to discuss the monthly statement. The borrower called in on 03/21 to discuss the cancelation of the automatic payments due to hardship. On XX/XX/XXXX the borrower entered a forbearance plan for 3 months. On 06/16, 06/17, 06/19, and 06/22 the borrower called in to discuss property taxes and to find out when they will be paid. The borrower called on 06/30 to discuss the unapplied amount and escrow. On 10/22 the borrower called in to discuss payments and account status. There is no further borrower contact during the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300255	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  Borrower was contacted on 01/08/2020 and said mailed check the prior day. Borrower declined ACH. Borrower called on 01/20/2021 to update mailing address. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301757	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  On 01/13/2020, the customer called in and wanted to know why the servicer called. The agent advised that it was a courtesy call regarding payment. The customer will make a payment on 01/17/2020. On 02/18/2020 and 04/13/2020, the servicer contacted the borrower and processed payment. On 05/14/2020, the customer lost income due to the pandemic. Forbearance and deferral were set up. Per comments dated XX/XX/XXXX, payments have been deferred. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated 08/19/2020, payments has been deferred.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301759	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2020.  On 01/18/2020, the borrower inquired how resolve their escrow shortage. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301760	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  Initial borrower contact made 1/24/2020 and borrower indicated that they would call in payment of 2947.33 on 1/31/2020. Borrower called in 2/7/2020 and indicated payment of 3109.97 would be made 2/26/20. Outbound contact made 4/23/2020 and borrower indicated they could not talk, and message left to call back from 5/11/2020 through 5/14/2020 there were 4 outbound attempts. 3 Outbound attempts from 6/9/2020 through 6/12/2020. Outbound contact made 7/8/2020 and borrower indicated he would pay on the web and to stop calls as always makes payment within grace period. There were 4 outbound contact attempts from 7/9/2020 through 8/11/2020. Borrower called in 8/20/2020 to discuss loan transfer. From 9/11/2020 through 10132020 there were 5 outbound attempts. Outbound contact made 11/12/2021 with borrower who indicated he would be getting online for registration and offered promise to pay for the 16th. Borrower called in 12/16/2020 and stated was awaiting commission check which should arrive this week. From 12/21/2020 through 12/31/2020 there were 4 outbound attempts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301761	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020.  No contact with authorized party from 01/01/2020 through 02/09/2020. Spoke to authorized party on 02/10/2020 and they wanted to know how much they needed to pay and the status of the account. Spoke to authorized party on 02/21/2020 and they wanted to know why statement showed past due. The borrower was advised the statement went out prior to the payment posting. No contact with the borrower from 02/22/2020 through 06/09/2020. Spoke to authorized party on 06/10/2020 and took payment for 06/10/2020. No contact with the borrower from 06/11/2020 to 08/11/2020. Spoke to the borrower on 08/12/2020 and took a payment for 08/12/2020. The borrower followed up on 08/14/2020 and stated wanted $339.91 suspense to combine with excess amount paid in June. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301762	3
[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020.  There was no borrower contact from 1/1/20 to 3/11/20 due to performing status. On 3/12/20 the borrower called to confirm receipt of the last payment made. There was no borrower contact from 3/13/20 to 5/19/20 due to performing status. On 5/20/20 the borrower called to inquire about the house being listed online and confirmed not Covid-impacted. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Commentary from XX/XX/XXXX reflects a chapter XX bankruptcy; case details were not noted.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301763	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  There was no contact with the borrower prior to 01/10/2020. On 01/10/2020 the borrower called in and made a payment. The borrower called in on 01/24/2020 and provided homeowners insurance information. The borrower was contacted on 02/04/2020 and they advised they had made the payment. The servicer advised of a partial payment. The borrower advised on a prior modification with the previous servicer. The borrower called in on 02/11/2020 and inquired on the payment increase after modification. The borrower made a payment in the amount of the modification payment by the prior servicer. A task was opened, and the account was updated to reflect the modification. The borrower called in on 03/06/2020 to make a payment and advised of taxes paid. On 04/09/2020 the borrower called in and made a payment. The borrower called in on 04/21/2020 and stated the account should not be delinquent. The account was reviewed, and a request was made for payments to be applied correctly. The borrower called in and made their monthly payment on each month within the grace period throughout the remainder of the review period, no other items were discussed. The borrower called in on 01/14/2021 and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300257	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 4%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Attempts were made to contact the borrower during the review period with no response. The borrower has made their payments on time. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300260	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  On 1/22/2020 borrower called to see if the insurance can be paid through the escrow. On 2/11/2020 borrower called wanted to know why she is being charged the fees when she sent in proof of coverage on 01/17/2020. On 2/12/2020 borrower wanted to know if their escrow analysis request went through. On 2/17/2020 borrower advised the force place insurance was removed. Lender confirmed it was. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301765	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  XXX Chapter XX filed XX/XX/XXXX dismissed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with the borrower or contact attempts by the servicer during the review period. This loan was in active bankruptcy during the review period. Comment dated XX/XX/XXXX indicates the Chapter XX bankruptcy case was discharged. The loan is currently in bankruptcy.
				XX/XX/XXXX	XX/XX/XXXX
762300261	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has ben no contact with the borrower or contact attempts made by the servicer. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301767	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  From 01/01/20-01/15/20 there was no contact with the borrower. On 01/16/20, 02/22/20, 03/29/20 the customer made the monthly payment. On 04/03/20 the customer verified general information. On 04/25/20 the borrower was informed about requesting assistance via the web portal. On 04/29/20 the customer confirmed a payment would be made. 06/16/20 the customer made a payment of $408.98. 07/31/20 the borrower made a payment, but online account had issues, so they wanted to confirm if payment went through. 09/29/20 the customer requested online access. 10/01/20 the customer wanted a breakdown of monthly amount due. 10/07/20 the online account was unlocked. On10/08/20 the customer inquired about making payment at the end of the month.10/19/20 the customer requested the 12 month payment history. 11/20/20 the customer confirmed a payment would be made by end of week. On 11/30/2020 the customer stated impact from pandemic and requested loss mitigation documents be sent via email. The account remains current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300262	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  From January 2020 to March 2020, the borrower would call in and schedule a payment. The agent offered the customer payment options, e-billing and web chat services. On 04/14/2020, the servicer discussed payment and automatic draft set up with the borrower. Payment to be drafted on the 16th of every month. The servicer also went over tax related issues with the borrower. On 06/11/2020, the customer verbally cancelled the automatic draft. From July 2020 to December 2020 the customer would call in or use the automated line to make a payment. On 12/11/2020, the customer called in and the servicer processed payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300263	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300266	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  No contact with the borrower from 01/01/20 through 02/05/20. On 02/06/20 borrower was unable to post a payment online did a one onetime draft for the borrower. On 11/19/20 wanted a courtesy to waive of late fee has applied for pandemic assistance. On 12/01/20 borrower called in to discuss forbearance plan advised already enrolled. There was no further contact with the borrower from 12/02/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300269	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  From 01/01/2020 to 01/05/2020, there was no communication from the borrower or attempts from the servicer. On 01/06/2020, The servicer spoke with the borrower and the borrower advised when payment will be made on the account. On 01/7/2020, the borrower called in to make a payment on the account. On 01/13/2020, the borrower called in to cancel paperless statements and to inquire about late fees. On 02/27/2020, the borrower called in to inquire about the late fee on the account. On 02/28/2020, the borrower called in and was advised to fax in the insurance bill. On 03/02/2020, the borrower called in to schedule a payment and inquire about taxes that were paid and was advised of the increase. The borrower called again disputing the escrow analysis being run more than once a year because the borrower is out of work at the moment and cannot keep up with the tax increases. The borrower, also, requested to spread the escrow shortage. On 04/24/2020, the borrower claimed the taxes are incorrect and is working with the tax department. The borrower will submit the information. On 05/14/2020, the borrower called in to dispute the escrow analysis on the file and requested for the taxes to be adjusted on the account. A request to run a new analysis was submitted. On 05/26/2020, the borrower called in regarding the amount the county is charging versus the amount being charged in escrow. On 06/09/2020, the borrower called in wanting verify taxes were paid. On 06/11/2020, the borrower called in to advise received a delinquent tax bill. On 06/16/2020, the borrower called in requesting to know the status of the delinquent taxes and the escrow account, tax issue. On 06/19/2020, research found that taxes are current but there is a delinquent water bill that is the homeowner’s responsibility and will be paid through escrow. On 06/25/2020, the borrower inquired on the status of the dispute and was advised a payment can be setup with the tax department. The borrower also inquired on available pandemic assistance options. On 06/30/2020, the borrower called in and was advised the tax department is completing the research. On 07/08/2020, inquired on the reason for the second escrow analysis that was run with a month and was going to contact the county and attorney because analysis should only be run once a year. On 08/26/2020, the borrower called with general inquiries. On 08/31/2020, the borrower called in to confirm payment and late charge information. On 09/29/2020, the borrower called in regarding issues with the online account and request a password reset. On 09/29/2020, the servicer spoke with the borrower regarding the payment for the account. On 11/24/2020, the borrower called in to request online assistance. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300272	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  There was no contact with the borrower prior to 4/23/2020. On 4/23/2020, the servicer reached out to the borrower for payment. The borrower promised to make a payment on 4/30/2020 via phone in the amount of $2091.82. There was no further contact with the borrower and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300273	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300274	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2020.  There was no contact prior to 01/05/2020. On 01/17/2020,02/19/2020 borrower made a payment. On 04/20/2020, 05/30/2020, 06/17/2020, 07/20/2020, 08/19/2020, 09/21/2020, 10/28/2020, 11/25/2020 and 12/27/2020 borrower made a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300276	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted; the loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300277	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  Prior to 6/12/2020 there was no borrower contact. The borrower called to confirm payment was processed on 6/12/2020. The borrower called to inquire about payment and fees on 7/27/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300279	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  No contact from 01/01/2020 - 05/28/2020. Borrower called to make a payment on 05/29/2020, 06/29/2020, 08/28/2020 and 01/29/2021. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300282	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been minimal attempts to contact the borrower during the review period  The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300284	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  Prior to 1/11/2020 there was no borrower contact. Authorized third party called on 1/11/2020 to inquire why checks were returned and was advised it was due to postdated checks. Third party called to inquire about payment on 2/25/2020 and was advised they will receive statements even though they are set up on ACH. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300286	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  On 01/08/2020, the servicer assisted the borrower with online access. The servicer also advised the borrower of the total amount due, e-billing, and automatic draft. On 04/24/2020, the borrower called in and advised will make a payment on 04/30/2020. On 05/29/2020, the servicer made an outbound call, and the borrower scheduled a payment. On 07/29/2020, the borrower called in and scheduled a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated XX/XX/XXXX, the loan was modified.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300291	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  On 1/10/2020 borrower they intend to stay in the home. On 2/13/2020 borrower called to make a payment. On 5/14/2020 borrower called to make a payment. On 6/19/2020 borrower called to get the loan number to access the website. On 7/14/2020 borrower had questions about the additional principal payments. On 8/14/2020 borrower called to make a payment. On 8/21/2020 borrower advised he received a bill for the trash and went down to the county. On 9/14/2020 borrower advised payment already made. On 10/12/2020 borrower called to advised how the payment should be applied. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301773	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2020.  Spoke to the borrower on 01/03/2020 and they called to discuss modification and how it works when approved. The customer followed up on 01/09/2020 and they wanted to know the amount to pay due to pending modification. The borrower was advised if the final modification agreement does not come in to continue making the trial payment. The customer followed up on 01/27/2020 and they were checking on the final modification. The borrower was advised it is still in progress of being final approved. Spoke to the borrower on 02/06/2020 and they got the modification. The borrower requested reinstatement terms and payment quote. The borrower was not sure if they wanted to accept the modification. The borrower followed up on 02/08/2020 and stated they did not agree with the modification. The borrower was advised they can deny the modification. The borrower followed up on 02/12/2020 to discuss the modification and requested a call back from the account manager. Spoke to the borrower on 02/13/2020 and they did not agree with their payment going up with the modification. Spoke to the borrower on 02/20/2020 and they stated not accepting the modification and waiting for the total due to bring the loan current. Spoke to the borrower on 03/03/2020 and they stated will be declining the modification. Spoke to the borrower on 03/05/2020 and they stated will make a payment by Friday 03/14/2020. The borrower followed up on 03/11/2020 and they stated they just got the modification last week and they decided to accept the modification. The borrower was advised need a payment as soon as possible. Spoke to the borrower on 03/17/2020 and they stated will be accepting the modification since they have been impacted by pandemic. The borrower was advised they are due for February and March. Followed up with the borrower on 03/23/2020 and they advised they were told they had until 03/31/2020 to send in the agreement. The borrower followed up on 03/24/2020 to check the status of the modification and they were advised not showing and they stated will fax in the agreement. They were also advised two payment are due on the account. The borrower followed up on 03/27/2020 and they were advised the agreement did not come in on time. The borrower sent in the modification via fax and all parties signed. Spoke to the borrower on 03/30/2020 to discuss the modification and they stated not updated on the web. The borrower also advised sent in a payment for $4750.34. Spoke to the borrower on 04/15/2020 and they stated got the letter and how to make the payment. No contact with the borrower on 04/16/2020 through 07/07/2020. Spoke to the borrower on 07/08/2020 and they were advised deferral was approved and payment due for July. Spoke to the borrower on 08/11/2020 and 09/14/2020 and they promise to make a payment. No contact with the borrower from 09/15/2020 through 11/06/2020. Spoke to the borrower on 11/07/2020 and they wanted to have the late fee waived. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300294	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020.  There was no contact with the borrower prior to 06/30/2020. On 06/30/2020 the borrower was contacted to secure payment. The borrower stated the payment had been made through their bank. The borrower stated they wanted to refinance to lower the interest rate. The borrower called in and made an additional payment on 09/09/2020. The borrower did not know the payment had changed due to escrows. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300296	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  There was no contact from 01/01/20-05/19/20. On 05/20/20, the customer inquired about a statement regarding change of ownership but informed to disregard. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300297	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  There was no contact prior to 05/28/2020. On 05/28/2020 the borrower called in to verify new insurance premium that was received that was sent by his broker. The agent verified that they have the same information and that the account is escrowed for hazard insurance fir $666.00. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300299	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower as loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762300301	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with borrowers from 1/1/2020 through 8/24/2020.  From 8/25/2020 through 12/31/2020 there were 27 outbound attempts.  From 1/1/2021 through 2/1/2021 there were 6 more unsuccessful attempts.  Loan is performing and has remained current through review period.
				XX/XX/XXXX	XX/XX/XXXX
762301776	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020.  There were no contacts prior to 01/16/2020. On 08/26/2020 borrower called to verify letter she received, explained the letter was an acknowledgement letter we received regarding privacy notice. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300308	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  01/16/2020 - Borrower informed servicer that claim was resolved by the prior servicer. 02/13/2020 - Borrower scheduled payment in the amount of $1,122.80. 03/17/2020 - Borrower scheduled payment in the amount of $1,097.80. 04/21/2020 - Borrower schedule payment in the amount of $2,231.83. 12/18/2020 - Borrower advised servicer of a family emergency. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300311	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  There was no contact made prior to 03/06/2020. On 03/06/2020, the borrower verbally cancelled the automatic draft. The agent advised that the next payment due to be drafted is on 03/16/2020. On 04/20/2020, the borrower called in and is affected by the pandemic. From April 2020 to August 2020, the servicer entered a forbearance and deferment with the customer. Several deferments have been completed. From August 2020 to September 2020, the borrower would call in to schedule a payment. During the month of October 2020, the borrower was upset and requested assistance on payments. The borrower was not aware that the last payment was deferred leaving July payment outstanding. The borrower is requesting that more payments be deferred. Customer is disputing payment. During the month of November 2020, the borrower called in to schedule payments. The borrower was following up for an extension. The customer hardship was due to the pandemic, loss of job and illness. Payment was deferred. On 12/07/2020, the borrower called in and was upset that the deferment has not been done. The borrower has been asking for assistance for 3 months now and no one is providing an answer. The agent advised the borrower to submit a hardship letter asap. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Payment deferral processed on XX/XX/XXXX for 2 payments, and 1 payment each on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301777	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020.  Borrower called on 01/16/2020 for assistance with online account access. Borrower called for assistance options on 04/20/2020 due to illness and job loss and servicer advised of modification process. Borrower called on 09/22/2020 for payoff quote and breakdown of corporate advances. Borrower called on 11/05/2020 to make a payment and request payoff quote. No subsequent contact. Loan current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300313	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  There was no contact with the borrower prior to 01/03/2020. On 01/032020 the borrower called in and inquired how to adjust their payment for additional amounts to be applied to the principal. The borrower was advised of make the payment online. The borrower called in and made a payment on 1/31/2020. On 12/17/2020 the borrower was contacted and advised on a payment that was returned. The borrower stated they would review their bank account and call back to make the payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300314	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  On 01/06/20 borrower called in about double bill advised an error sent incorrect bill first. There was no further contact with the borrower from 01/07/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300317	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer due to the loan being current and payments being made during the review period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301779	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  01/01/20-04/13/20 there was no contact made with the borrower. On 04/14/20 the customer called in the monthly payment. 05/27/20 the customer called in for the policy information. On 09/11/20, 10/14/20, 11/13/20 the customer initiated a payment. 12/14/20 the customer processed a payment of $664.12. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300318	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  The borrower had not called in and there were no attempts to contact the borrower from 01/01/2020 to 02/16/2020.On 02/17/2020, the borrower called in to inquire about their auto draft. On 02/24/2020, the borrower requested their 1098 form. On 07/10/2020, the borrower made a payment in the amount of $2469.55 and inquired about their maturity date. On 12/14/2020, the borrower called in to confirm receipt of their payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300320	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  The borrower called in on 01/22 to return several calls made to him and to say the borrower son had a surgery and would make a payment by 01/24. There is no further borrower contact between 01/22 and 07/13. The borrower was called on 07/13 and during this call the borrower was asked to make a payment, but the borrower did not specify a date for the payment. The borrower was called on 07/14 and stated they had just spoken to someone and will be making the payment on 07/15. The borrower called on 08/11 to return a call and stated they would make a payment prior to the grace period. On 08/17 the borrower was advised the late fee would be waived if the payment would be made before end of business that day. There is no further borrower contact noted during the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300322	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Mod comment indicates modification actually completed in XXXX but no exact date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No inbound or outbound contact with borrowers during the review period.  Loan has remaining performing status during this timeframe.
				XX/XX/XXXX	XX/XX/XXXX
762300323	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300325	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower makes their payments using the website or the automated IVR system monthly. There has not been any contact with the borrower during the review period as the loan is current and performing and all payments were received on time.
				XX/XX/XXXX	XX/XX/XXXX
762300326	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300329	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There were no contacts prior to 01/05/2020. On 01/06/2020, 02/07/2020, 03/12/2020. 04/09/2020, 05/11/2020, 06/07/2020, 07/08/2020, 08/10/200, 09/08/2020, 10/12/2020, 11/16/2020 and 12/02/2020 Payments were made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300330	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
				XX/XX/XXXX	XX/XX/XXXX
762300332	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020.  No contact attempts from 1/1/2020 through 6/24/2020. One outbound attempt 6/25/2020 was unsuccessful but 2nd call contacted borrower. Borrower indicated they had sent out payment on 6/23/2020. No further contact with borrowers. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300333	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020.  No prior contact made. On 6/24/2020 borrower advised that they made the full payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301780	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower as loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762300334	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact noted. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300336	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2020.  There was no contact with the borrower prior to 02/19/2020. On 02/19/2020 the borrower called in and made a payment. The borrower stated they had not received a billing statement due to the address not being visible to the mailman. The borrower was advised how to submit a dispute. The borrower called in on 10/06/2020 to make a payment and request the late fee be waived. The borrower stated they had been laid off for six months but were just back to work. On 10/15/2020 the borrower called in and was advised on setting up an account on the website. The borrower called in on 10/30/2020 and made a payment. On 11/13/2020 the borrower called in regarding a notice on the billing statement and was advised it was an informational message. The borrower called in on 1/20/2020 and made a payment. The borrower inquired on the escrow shortage and was advised on an increase in taxes and insurance. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300339	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  No contact from 1/1/2020 through 2/5/2020. Borrower called 2/6/2020 to discuss escrow shortage letter they received. No contact from 2/7/2020 through 7/14/2020. Borrower called in 7/15/2020 to see about lowering the payment. borrowers discussed escrow shortage amount and possible request for mortgage assistance paperwork. Outbound attempt made 7/20/2020. Borrower called in 7/24/2020 to discuss escrow analysis from 7/9/2020. 6 Outbound attempts made from 7/29/2020 through 8/31/2020. Borrower called in 11/20/2020 requesting assistance with insurance policy changes and when the payment would be adjusted. Borrower called 12/2/2020 and advised that once the check is cashed and posted to escrow shortage the new analysis can be completed to show the new payment amount. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300340	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The comments provided indicate a prior discharged bankruptcy however the details were not clearly stated.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. A prior discharged chapter XX bankruptcy was noted and a prior modification. No other detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300341	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  There were no contacts prior to 01/05/2020. On 06/16/2020 borrower called in, asking about payment changed, decreased, advised arm loans adjust from time to time. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300345	2	[2] Occupancy - Tenant Occupied [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  No contact prior to 05/15/2020. On 05/15/2020, an authorized third party that is a power of attorney called to make a payment. The third party indicated their income was affected and they are not eligible for unemployment. On 07/07/2020, an authorized 3rd party stated loan was in forbearance but payments were being made. Borrower was laid off and may not be able to continue paying. They requested loss mitigation review. On 07/20/2020, the authorized 3rd party called in but details of the contact was not provided in the commentary. On 7/29/20 agent advised authorized 3rd party on documents needed for review. On 8/7/20 authorized 3rd party said they sent unspecified documents. On 8/11/20 authorized 3rd party called to ensure insurance premium would be paid. Agent advised it was part of the escrow. Agent also requested missing documents (award letter, bank statements). Authorized 3rd party said borrower does not file taxes. On 08/24/2020, an authorized 3rd party was advised of missing documents to complete the loss mitigation review. The 3rd party stated the property was rented and they no longer need assistance. The 3rd party stated the tenant was not paying previously. On 8/29/20 authorized 3rd party called about a notice they received from insurance saying the premium was not paid. Agent advised $569 was paid on 8/17/20, which authorized 3rd party said was incorrect. Authorized 3rd party was to send invoice. On 9/25/20 authorized 3rd party called to verify insurance premium was paid, which agent verified. No further contact evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301783	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer. The loan is currently performing and a payment was delinquent during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300346	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021.  No contact prior to 1/17/2020. On 1/17/2020, borrower is requesting a letter stating the pre-payment penalty is no longer applicable on account. Borrower also processed a payment of $500.00 towards the principal. On 2/10/2020, the borrower called in to reset password and discuss questions on principal. On 5/5/2020, the borrower called in to ask questions about the website. The servicer walked the borrower through the website to pull up mortgage statement. Borrower is upset that interest rate increases. The servicer advised loan is an adjustable rate mortgage. Borrower had further questions regarding escrow. The servicer advised the taxes and insurance both increased so that increased the escrow payment. On 7/22/2020, the borrower called to get the unpaid balance on the website. On 9/30/2020, the borrower called about the recent check of $1836.43. Borrower stated clearly indicated on the check all goes to principal. Borrower upset payment was misapplied. Call was transferred to processor. On 10/12/2020, there were multiple conversations with the borrower about the funds that were not applied to principal. The servicer advised the correction was made but the borrower advised they did not see the correction and was confused. The borrower asked to speak with a manager to expedite the resolution of the incorrect payment application. On 10/13/2020, outbound call to borrower to advise correction completed on account. On 10/14/2020, inbound call from borrower asking where $50 extra payment was applied. the servicer advised the funds were placed in suspense and once the payment processes today the $50.00 will be applied to principal. On 12/15/2020, inbound call from borrower. Borrower requesting help with online account. Servicer advised to re-register and provided the borrower with the website. On 02/01/2021, the borrower called to speak to a supervisor about payments that were incorrectly applied and should have been applied as principal curtailments. On 02/02/2021, the borrower called in to follow up on a principal application payment they sent and was incorrectly applied on 02/01/2021. The borrower asked for $1637.23 from the 01/19/2021 payment to be applied to principal. The servicer advised they would call the borrower back to make the February payment after the payment applications were corrected. The borrower also asked for the mailing address to send in principal only payments to. No additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301784	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established during the review period.  The loan has been in good standing with no delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301785	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  There was no contact prior to 7/24/2020.
On 07/24/2020, the borrower called in to advise they submitted documents for their loss mitigation review and they wanted to know the status of the review. The servicer advised the borrower of the pandemic questionnaire and the borrower said they would complete it. On 09/03/2020, the borrower called in to discuss assistance and the servicer advised the borrower of the missing documents needed to complete the review for loss mitigation. On 09/14/2020, the borrower called in to checkout the status on their workout plan. The servicer advised they closed out the workout since a pandemic review was opened on 08/28/2020. The servicer advised they can close out the pandemic review but the borrower will need to re-send in documents and they will not have pandemic protections. The borrower said they would keep the forbearance and make payments. The servicer advised the borrower they will reach out in October to see what other options are available at that time. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300348	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No direct contact made to borrower has been performing during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301786	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  There was no contact made prior to 03/26/2020. On 03/26/2020, the servicer discussed payment and billing information with the borrower. On 10/01/2020 and 10/12/2020, the servicer discussed payment increase, 1098 statements and escrow related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300351	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  There was no contact prior to 1/22/2020. On 1/22/2020 the borrower called in and verified their address, the last four social security numbers, and the email address. The servicer advised the borrower that the modification was under review and the next payment due was for 02/2020. The servicer advised the visit to the property was to confirm occupancy. On 1/23/2020 the borrower called to find out whether both sets of the modification documents had to be returned. The servicer advised them to keep one set and send back the other set using the Federal Express return label. The borrower advised they would have the documents notarized tomorrow and asked when they needed to return the documents by. The servicer advised they must return the documents by 2/15/2020. On 1/24/2020 the borrower called to make a payment for $1200.18 on 1/24/2020. On 3/16/2020 the borrower called to advise their spouse may be losing hours at job their due to the virus, but they were not sure yet. The servicer advised the borrower to keep them updated. No additional contact occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300352	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts with the borrower during this period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301787	3	[3] Occupancy - Vacant [3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  From 01/01/2020 to 01/08/2020, there was no communication from the borrower or attempts from the servicer. From 01/09/2020 to 01/15/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On XX/XX/XXXX, the borrower called in regarding the status of the endorsement and scheduled a promise to payment on the account. On 01/16/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. XX/XX/XXXX, the borrower called in to discuss the account information. The borrower advised the property is vacant due to flooding. On 03/17/2020, the borrower called in regarding payment for the property. On XX/XX/XXXX, the borrower called in and was provided with the insurance address. On XX/XX/XXXX, the borrower called in requesting the status of the insurance claim check. From 05/19/2020 to 07/15/2020, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary states there was a XXX at the property and the property is vacant. The borrower is currently awaiting the endorsed insurance check to be returned. No indication of how much the claim is or the estimate of damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301788	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020.  There was no contact prior to 04/01/2020. On 04/01/2020 borrower called in regarding payment / fee inquiry. The agent opened task to have funds reversed from the November payment and applied to late charges on the account. On 04/02/2020 the borrower called in requesting loss mitigation assistance. On/  the borrower called in stating is no longer working due to the pandemic and is needing assistance. Comment on/ / reflects forbearance plan set up for  months beginning 04/15/2020 to 06/15/2020. On 04/20/2020 borrower called in regarding forbearance and was advised was approved and went over options once the forbearance plan expires. Borrower stated will apply for modification and agent advised will send the modification application out today. On 04/22/2020 the borrower called in and advised does not want the forbearance and has mailed in a payment on 04/15/2020. The agent advised will notate the loan. Comment on XX/XX/XXXX reflects 1 month pandemic payment deferral was completed. On 09/11/2020 the borrower called in and advised is switching insurance carriers. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance claim filed for cause of loss XXX on date of loss XX/XX/XXXX. On XX/XX/XXXX claim check was received in amount of $X.XX and was sent to loss draft for processing. The servicer has been attempting to reach borrower regarding claim and on XX/XX/XXXX next steps for claim are not as needing contractor documents, estimate, and claim check. On XX/XX/XXXX it is noted that the claim was closed on XX/XX/XXXX as there has been no contact for 180 plus days. There is no evidence repairs have been made.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301789	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020.  Third party called on 1/16/2020 to request assistance making payments. Third party called on 4/9/2020 to request username for online account. Third party called on 5/18/2020 to set up automated clearing house payments. Authorized third party called to request the origination documents on 7/24/2020 and advised the borrower passed away in XX/XXXX. Third party was asked to send in death cert. There was no further contact with the third party. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300356	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020.  There was no contact with the borrower from 01/01/20-01/29/20. On 01/30/50, 02//29/20, 03/24/20 the borrower initiates the monthly installment of $3781.45. 06/26/20 the customer called to confirm principal balance and interest rate information. On 08/28/20 the borrower initiated a payment of $3722.94. On 09/15/20 the borrower made a payment of $3879.49. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300359	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.  The loan was current when the review began on 01/01/2020. the borrower first called in on 01/31/2020 stating was in hospital and made payment on phone. Borrower made payment on phone 02/20/2020. 03/27/2020, 04/24/2020, 05/28/2020, 06/26/2020, 07/27/2020, 08/25/2020, 10/01/2020 and 10/19/2020 without direct contact. The borrower next called in on 12/02/2020 and made a payment. The borrower called in on 01/08/2021 to make a payment and request a late charge waiver. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301791	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower from 01/01/2020 through 12/31/2020. The loan has been performing and not attempting to contact.
				XX/XX/XXXX	XX/XX/XXXX
762300361	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts or contact  made throughout the review.  Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300362	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  No contact from 1/1/2020 through 2/17/2020. Borrower called in 2/18/2020 to make payment of 1842.75 and requested online access. No contact from 2/19/2020 through 6/17/2020. From 6/18/2020 through 7/30/2020 there were 6 outbound attempts. No further contact for 2020. Outbound attempt made 1/19/2021 was unsuccessful. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300363	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with the borrower during this period. The servicer attempted to contact the borrower 6 times during the review period unsuccessfully. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300364	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  There was no contact made prior to 02/12/2020. On 02/12/2020, the borrower scheduled payments over the phone. The borrower stated it was hard to catch up on a fixed income. From March 2020 to July 2020, the servicer would make contact, or the borrower would call in to make a payment. The reason for the late payments was due to curtailment of income and marital difficulties. On 08/07/2020, the servicer made contact, but the customer could not hear and disconnected the call. On 12/16/2020, the borrower scheduled a payment over the phone. The servicer educated the borrower on automatic draft payment, e-billing, and the website. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300365	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  No contact from 1/1/20202 through 3/2/2020. Outbound attempt 3/3/2020 and borrower returned call. Borrower indicated payment had already been sent and requested 1098. From 5/12/2020 through 6/15/2020 there were 12 outbound attempts. Borrower called in 6/15/2020 and requested funds from unapplied be posted to June payment and remaining to principal. Outbound contact made 7/13/2020 and borrower indicated that payment had already been sent. There were 3 outbound attempts made 8/10/2020 through 8/13/2020. Last outbound attempt was 12/16/2020 and borrower returned call 12/17/2020 to make a payment of 1215.03. Borrowers indicated that the parents live in home and make payments, but mother became ill and in hospital as well as loss of hours due to pandemic. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300366	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  There was no contact from 01/01/2020 to 02/09/2020. On 02/10/2020, the borrower called in to make sure their payment posted correctly. On 02/24/2020, the borrower called in to make sure their most recent payment was received. On 05/13/2020, the borrower made a payment by phone. On 06/05/2020, the borrower made a payment by phone. On 08/10/2020, the borrower called in to inquire about their account status. On 10/20/2020, the borrower called in to confirm their next due date. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300368	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no borrower contacts found during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300371	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  No contact with the borrower from 01/01/2020 through 04/03/2020. Spoke to the borrower on 04/04/2020 and they were following up on their insurance information and they were not able to get the information on the web. The agent was contacted, and it was confirmed the policy is active. No further contact with the borrower from 04/05/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301795	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  From 01/01/2020 to 03/31/2020, there was no communication from the borrower or attempts from the servicer. On 04/01/2020, the borrower called in to request to skip a month for the payment. On 04/06/2020, the servicer spoke with the borrower and the borrower advised will call back later. On 04/10/2020, the borrower called in and made a payment on the account. On 05/06/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 05/7/2020 and 05/8/2020, the servicer attempted to contact the borrower and no message was left. On 05/12/2020, the borrower called in regarding temporary hardship. The borrower wanted to proceed with forbearance application. On XX/XX/XXXX, a deferral was completed on the account. On 06/08/2020, the borrower called in to follow-up on the account. On XX/XX/XXXX, a deferral was completed on the account. On 07/02/2020, the borrower called in to discuss the account. On 07/08/2020, the borrower called in to confirm the payment was processed on the account. On 07/17/2020, the borrower called in to obtain account information. The borrower was advised of the status of the payment. On 07/21/2020, the borrower called in to advise will be making payment via bank wire. On 07/29/2020, the borrower called in to advise will be making payment via bank wire. From 07/30/2020 to 11/15/2020, there was no communication from the borrower or attempts from the servicer. On 11/16/2020, the borrower called in regarding refinancing the mortgage. On 12/29/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 12/30/2020 to 01/21/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferral completed - XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300372	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 01/09/2020, 01/27/2020, 02/07/2020, 02/10/2020, 02/19/2020, 03/12/2020, 03/21/2020, 04/28/2020, 05/27/2020, 06/08/2020, 06/29/2020, 07/08/2020, 07/27/2020, 08/18/2020, 09/11/2020, 10/02/2020, 10/13/2020, 10/22/2020, 11/16/2020, 12/03/2020, 12/21/202. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301797	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  There was no contact with the borrower prior to 04/13/2020. On 04/13/2020 the borrower called in and account details were discussed. On 07/10/2020 the borrower called in to make a payment on another account. The borrower was contacted on 10/26/2020 to secure payment. The borrower stated the payment had been mailed. The servicer made contact attempts, however there was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300373	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021.  The loan was current when the review began. The authorized third party, trustee wanted to know how come there were other authorized parties on the account and was told it was due to a letter of authorization. The third party called in again on 01/22/2020 to make a payment, request a copy of the letter of authorization and state no other party should be authorized. The authorized third party called in on 11/04/2020 about the flood insurance and was told the zone was revised and insurance was no longer a requirement. The authorized third party called in on 01/21/2021 and was upset about increase in payments due to escrow shortage spread since cancellation of flood insurance and asked to have automated clearing house canceled and asked to speak with supervisor. The servicer does not attempt to call the borrower as there is no good number and does not attempt to call the authorized third party. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300374	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  Despite several contact attempts from the servicer, there was no contact with the borrower from 01/01/2020 to 06/21/2020. On 6/22/2020, the borrower called in to make a payment. On 08/31/2020, the borrower was advised of the account number to register the account for online access. On 9/17/2020, the borrower called to inquiry about the 1098 form. On 9/28/2020, the borrower called to get the interest paid for the year 2019. On 01/14/2021, the borrower was advised that a payment was returned for insufficient funds. The borrower is ill and could not verify the account number. The borrower made a payment on 01/15/2021 and declined loss mitigation assistance. The borrower made a payment on 01/29/2021. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301798	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020.  There was no contact with the borrower prior to 04/06/2020. On 04/06/2020 the borrower called in and advised their employment had been impacted by the pandemic. A three month forbearance plan was set up. The borrower called in on 04/23/2020 and retention assistance was discussed. On 05/09/2020 the borrower called in regarding a letter they received and were advised. The borrower called in on 06/15/2020 and advised they were not able to make the payment. The borrower was advised the payment from 05/01/2020 and 06/01/2020 will be deferred. The borrower was advised to call back if they were unable to make their next payment. On 07/11/2020 the borrower called in and requested to submit a credit reporting dispute for December 2019. The borrower was advised on the time frame for research. The borrower called in on 08/14/2020. A recent payment was confirmed. The borrower was advised on inability to refinance due to a prior 30 day late payment. Auto pay paperwork was requested by the borrower. On 11/09/2020 the borrower called in to confirm the auto pay was set up. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300377	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020.  There was no contact made prior to 07/20/2020. On 07/20/2020, the servicer discussed escrow related issues with the borrower. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301799	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  No contact with the borrower from 01/01/2020 through 03/26/2020. Spoke to the borrower on 03/27/2020 and discussed the escrow shortage. No contact with the borrower from 03/28/2020 through 05/12/2020. Spoke to the borrower on 05/13/2020 and they made a payment via the web and wanted to discuss removing a deceased mortgagor. The borrower was providing the fax number to send in the death certificate. No further contact with the borrower from 05/14/2020 through 12/31/2020. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area due to XXX on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301800	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021.  From 01/01/2020 to 01/08/2020, there was no communication from the borrower or attempts from the servicer. On 01/09/2020, the servicer spoke with the borrower and the borrower advised will call back. On 01/13/2020, the borrower called in to schedule a payment on the account. On 01/30/2020, the borrower called in to request year in account information. On 02/5/2020 and 02/06/2020, there was no communication from the borrower or attempts from the servicer. On 02/7/2020, the borrower called in to make a payment on the account. On 02/07/2020, there was no communication from the borrower or attempts from the servicer. On 03/02/2020, the borrower called in regarding expiring insurance letter. From 03/09/2020 to 03/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/12/2020, the servicer spoke with the borrower and the borrower advised when a payment will be made on the account. On 04/7/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 04/15/2020, the borrower called in to schedule a promise to pay on the account. On 04/20/20, the borrower called in regarding the payment increase. From 05/05/2020 to 05/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/21/2020, the servicer spoke with the borrower and the borrower advised of a promise to pay. On 06/05/20, the servicer spoke with the borrower and the borrower advise when payment will be made on the account. On 06/12/2020 and 06/19/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 07/22/2020 and 07/23/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 07/29/2020, the borrower called in to schedule a payment on the account. From 089/05/2020 to 08/12/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/19/2020, the borrower called in to make a payment on the account. From 08/19/2020 to 09/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/15/2020, the servicer spoke with the borrower and the borrower was advised of the current payment due for the account. On 10/5/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. On 10/12/2020 and 10/13/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/14/2020, the borrower called in regarding refinancing information and home improvement programs. The borrower advised they need a new roof. On 10/14/2020, the borrower called in to make a payment on the account. On 11/5/2020, the servicer spoke with the borrower regarding the payment for the account. On 11/10/2020, the borrower called in regarding a possible settlement for the account. On 11/19/2020, the servicer spoke with the borrower and the borrower scheduled a payment for the account. On 12/8/2020 and 12/11/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/16/2020, the servicer spoke with the borrower and the borrower scheduled a payment for the account. From 01/06/2021 to 01/20/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/20/2021, the borrower called in to advise when payment would be scheduled. On 01/21/2021, the borrower called in to change the schedule date. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300378	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020.  The borrower was called on 01/06/2020 to say she had sent in a check payment. The borrower was called on 04/27 and stated she mailed out the payment last week but did not know the exact date. The borrower called in on 05/27 to verify a check was deposited, the borrower was advised they use an electronic system, the borrower stated she will send a payment via Irvine. The borrower called on 08/27 to discuss the property insurance, stating she has paid it on her own and wanted to know why she is continuing to be charged for it. The borrower was advised it will be adjusted as it does not apply. There is no borrower contact noted for the rest of the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301803	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  on 1/14/2020 borrower advised will make the payment possible today. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300379	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  01/01/20 -01/05/20 there was no contact with the borrower. On 01/06/20 the borrower confirmed payment increase and short payment was received. On 01/10/20, the customer confirmed the account was current. 10/22/20 the borrower called in requesting a copy of the modification booked. On 12/21/20 the customer called to confirm the insurance premium. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300381	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  No contact from 01/01/2020- 10/11/2020. 10/12/2020 - Borrower wanted to check if she received any burial / funeral claims once the family member passed away. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300383	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  There was no contact made prior to 02/19/2020. On 02/19/2020, the servicer discussed general account information and processed payment. The customer advised that the borrower of the loan has passed away. The servicer received a copy of the death certificate. On 05/26/2020, the customer could not access the account online and scheduled a payment over the phone. On 10/26/2020, the servicer discussed tax related issues with the customer. On 11/20/20, the customer wanted to know why borrower #1 is still on the account. The agent advised the customer to refinance and assisted the customer with online access. From December 2020 to January 2021, the customer called in to schedule a payment. The servicer went over payment options. On 01/20/21, call was disconnected while the agent was processing payment. No further contact was made. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300384	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  The loan was current when the review began on 01/01/2020. Multiple attempts at contact were unsuccessful until 05/04/2020 when the borrower was reached and declined to set up phone payment stating RFD as curtailment of income due to pandemic. Borrower was reached again on 05/30/2020 and hung up on servicer. The borrower called in on 06/29/2020, returning call, and stated would make payment online the next day. Numerous attempts at contact through 11/30/2020 have been unsuccessful. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300386	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  There was no contact with the borrower prior to 01/15/2020. On 01/15/2020 the borrower called in and scheduled a payment. The borrower called in on 01/22/2020 to confirm the due date on the account. The borrower was advised, and they made a payment over the phone. Collection comments reflect a payment was returned on 01/29/2020. On 02/04/2020 the borrower called in and was advised of the payment that was returned. The borrower made a payment over the phone. The borrower called in on 03/17/2020 and stated fraud on an account. The borrower made a payment. On 05/15/2020 the borrower called in and made a payment. On 06/25/2020 the borrower called in and made a payment, the borrower stated they thought a payment had already been taken out of their bank account. The borrower calls in on 07/01/2020 for tax information. On 07/06/2020 the borrower called in to make a payment, but they did not have their bank details. On 08/03/2020 the borrower called in regarding escrows and was advised. The borrower called in and made a payment on 09/15/2020, 10/15/2020, 11/13/2020, 12/31/2020 and 1/11/2021. No other items were discussed on the calls. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300387	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020.  There was no borrower contact from 1/1/20 to 3/3/20 due to performing status. On 3/4/20 and 3/5/20 the borrower called to inquire about taking out a modification or refinancing. On 3/26/20 the borrower called to discuss the hazard policy. On 4/24/20 the borrower called to request assistance due to reduced income from pandemic. No contact attempts were made from 4/25/20 to 6/11/20. On 6/12/20 the borrower called to discuss the deferral. On 7/16/20 outbound contact was made with the borrower to discuss the account status. On 8/7/20 the borrower called to inquire about taking a modification. On 9/1/20 the borrower called to make a payment. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer deferred 1 payment on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300390	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020.  No contact was established 01/01/2020 - 07/15/2020.  On 7/16/2020 borrower called to make a payment.  On 07/16/2020 borrower called to make payment.  On 8/27/2020 borrower called to discuss loss mitigation options.  On 11/20/2020 borrower called to schedule a payment.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301809	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  01/1/20 Begin the 12 month review and no contact or attempts to reach the borrower in comments and begins on 2/24/2020 regarding escrow analysis statements sent. No contact with the borrower was noted and only contact was email or letter sent to borrower. On 10/16/20 Attempted to reach the borrower and no answer or message. 10/21/20 Note stated the property is in a disaster area designated by XXX XXX declared XX/XX/XXXX. No contact with the borrower was noted until 12/17/20 Borrower called inbound to verify the payment was received and confirmed. Last note stated new from XXX on 01/21/21 and no delinquents over the review period The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300393	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  There was no contact with the borrower until 03/09/2020. On 03/09/2020 the borrower verified their address, phone number and email address. They were advised of the total amount due and stated they would mail the payment. There was no further contact with the borrower and the loan is current. The loan has been current during the entire review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300394	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  There was no contact from 01/01/20-04/12/20. On 04/13/20 the borrower called to reset the online account access. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301810	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  The borrower contacted the servicer on the following dates to schedule a payment: 01/30/2020, 03/04/2020, 03/30/2020, 04/30/2020, 05/31/2020, 06/30/2020, 07/31/2020, 08/31/2020, 09/30/2020, 10/30/2020, 11/30/2020, 12/30/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301811	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021.  01/1/20 Begin the 12 month review and no comments until 1/9/20 when they borrower was reached and stated he will make his payment online and payments was made online IVR and regular payments. 5/14/20 Borrower called inbound on 5/14/20 to make payment on the loan. IVR payment are made over the next 6 months with no late pays or delinquents noted. Borrower asked help with the website on 11/16/20 and appears last contact except for 2 regular payment by IVR on 12/11/20 and 1/13/21 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300395	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  From 01/01/2020 to 02/24/2020, there was no communication from the borrower or attempts from the servicer. On 02/25/2020, the commentary advises that the loss draft is closed, and all funds are disbursed. From 02/26/2020 to 08/24/2020, there was no communication from the borrower or attempts from the servicer. On 08/25/2020 and 08/26/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 08/26/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. On 09/29/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 10/15/2020, the borrower called in regarding billing statement information. On 10/30/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 11/30/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/1/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/30/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/31/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/31/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. On 01/30/2021, the servicer attempted to contact the borrower and the attempt was unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300396	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021.  No contact with the borrower from 01//01/2020 through 03/01/2020. Spoke to the borrower on 03/02/2020 and they stated refinances with prior service, and they thought the rate was locked. The customer was advised a task would be opened. Spoke to the borrower on 03/13/2020 and they contacted their bank to stop payment for the month. The borrower stated they found out their job would be impacted by the pandemic. The borrower was requesting a copy of the note. Spoke to the customer on 03/31/2020 and they discussed loan modification, but they were advised might not be the best option due to their low interest rate. The borrower called on 04/13/2020 and they advised not able to make a payment on the loan. The customer was advised it was due to the loan being approved for a forbearance plan. The borrower set up a payment for April and discussed the forbearance plan details. The borrower followed up on 05/01/2020 and they were advised forbearance is the only option at the time. Spoke to the borrower on 05/13/2020 and they set up a payment for 05/15/2020 via one time draft. No contact with the borrower from 05/14/2020 through 07/13/2020. Spoke to the customer on 07/14/2020 and they wanted to pay $1913.63 for today. No contact with the borrower from 07/15/2020 through 12/13/2020. Spoke to the borrower on 12/14/2020 and they requested a billing statement to be sent via fax. Spoke to the borrower on 01/05/2021 and they were requesting the loan interest rate and maturity. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster area due to XXX XX/XX/XXXX  through XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762301812	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  There was no contact made prior to 02/18/2020. On 02/18/2020 and 02/19/2020, the servicer discussed payment and the total principal balance. From March 2020 to December 2020, the borrower would call in to get the current principal balance and schedule a payment. On 07/31/2020, the call was escalated to discuss fees and escrow related issues. The borrower never intended to make a payment towards escrow and was concerned that the funds was applied toward fees instead of the principal. The servicer made the correction and waived late fees. The servicer also went over billing. On 01/26/2021, the customer wanted to know if the late fees can be waived. The servicer advised the borrower to send the dispute in writing. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 10/23/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300397	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  Borrower called on 01/27/2020 for address information not provided on 1098. Borrower called to make payment on 04/28/2020. Borrower called on 05/15/2020 to advise income impacted by pandemic. Servicer explained forbearance. Borrower called on 05/22/2020 about forbearance and indicated unemployed. Forbearance added on XX/XX/XXXX. One payment deferred XX/XX/XXXX. Borrower called for status on 07/23/2020 and servicer advised forbearance on account until 09/01/2020. One payment deferred XX/XX/XXXX. One payment deferred XX/XX/XXXX. Borrower called on 08/25/2020 for statement and online account assistance. Borrower called for account status on XX/XX/XXXX and requested XXX payment be deferred. Borrower made a payment 09/30/2020. Borrower called XX/XX/XXXX to request XXX payment be deferred and curtailment of income cited as reason for delinquency. loan assistance authorization received on 10/26/2020. Borrower called on 10/29/2020 regarding assistance and servicer advised to submit hardship letter and bank statements. Borrower called to make a payment on 10/30/2020. Notes of 11/13/2020 indicated forbearance on account. loan assistance received on XX/XX/XXXX. Borrower called on 12/11/2020 and servicer advised of payment change on 01/15/2021. Borrower called about 1098 on 01/26/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300398	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower makes their payments using the automated IVR system monthly. There has not been any contact with the borrower during the review period as the loan is current and performing and all payments were received on time.
				XX/XX/XXXX	XX/XX/XXXX
762301814	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  Despite several contact attempts from the servicer, there was no contact with the borrower from 01/01/2020 to 04/01/2020. On 04/02/2020, the borrower requested assistance due to pandemic impact. On 04/03/2020, the borrower accepted a repayment plan. The borrower promised to make a payment on 04/09/2020. The borrower made payments on 11/17/2020 and 12/10/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property is located in a disaster area affected by XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.
				XX/XX/XXXX	XX/XX/XXXX
762300402	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact with the borrower from 01/01/2020 through 05/10/2020. On 05/11/2020 An authorized third party called in to have a misapplied payment applied correctly. There was no contact with the borrower from 05/12/2020 through 12/07/2020. On 12/08/2020 the borrower called in for assistance with accessing the web.  On 12/14/2020 the borrower inquired about the payment and fees. A one time payment was made by phone. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The comments indicate the property was located in a declared disaster area due to the XXX on XX/XX/XXXX. No property damages were reported.
				XX/XX/XXXX	XX/XX/XXXX
762300403	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower during the review period.  The loan was in good standing with no delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301818	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020.  There was no contact with the borrower prior to 01/03/2020. On 01/03/2020 the borrower called in confirm the monthly payment had been made. The borrower set up auto pay. The borrower called in on 02/11/2020 to confirm the auto pay draft date. The borrower called in on 02/27/2020 to go over their statement and fees on the account. The borrower requested a payment history and made a payment to cover advance fees. On XX/XX/XXXX the borrower called in and advised their employment had been impacted due to the pandemic. A three month forbearance plan was set up. The borrower called in on 04/10/2020 and 05/15/2020 with questions about the forbearance plan. On 07/08/2020 the borrower called in and was advised two payments had been deferred. The borrower was assisted with online account access and set up auto pay to begin on 07/12/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301819	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  From 01/01/2020 to 01/15/2020, there was no communication from the borrower or attempts from the servicer. On 01/16/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 01/17/2020, the servicer verified the borrower, and the line was disconnected. From 02/19/2020 to 06/25/2020, The servicer attempted to contact the borrower and the attempts were unsuccessful. On 06/26/2020, the borrower called in to confirm web payment was received. On 06/26/2020, the borrower called in to regarding payment not processed on the website. On 06/29/2020, the borrower called in to advise payment was sent. On 07/16/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 08/18/2020 to 10/20/2020, The servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/21/2020, declared disaster area due to XXX. From 10/22/2020 to 12/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/17/2020 to 01/21/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300404	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.  On 01/31/2020 and 02/12/2020, the servicer discussed the payment amount and insurance related issues with the borrower. On 03/11/2020, 03/16/2020 and 04/01/2020, the servicer went over the payment increase, interest rate, escrow letter and shortage with the borrower. On 09/03/2020 and 10/05/2020, the servicer went over the rate change, website, and automatic draft. The servicer went over the loan modification from XXXX. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301820	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020.  There was no contact noted from 01/01/2020 to 03/23/2020. On 3/24/2020 borrower called in about pandemic assistance. Lender advised that account is paid ahead so is not currently eligible for pandemic assistance. On 7/7/2020 borrower requested a 1098 statement. On 08/18/2020, the borrower inquired about their most recent payment. On 9/14/2020 3rd party called to confirm if the account is on automated clearing house and discussed applying for a loan modification. On 10/12/2020, the borrower had a payment related inquiry. On 10/23/2020, the borrower made a promise to pay. On 10/26/2020 borrower called to verify if property taxes were included on their monthly payment. On 11/11/2020 borrower advised called to cancel automated clearing house and stated their most recent payment was mailed out. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a disaster due to XXX on XX/XX/XXXX; there is no evidence of property damage.
				XX/XX/XXXX	XX/XX/XXXX
762301822	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Prior to 5/22/2020 there was no borrower contact. The borrower called on 5/22/2020 to verify payment was processed. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300407	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower makes their payments using the automated IVR system monthly. There has not been any contact with the borrower during the review period as the loan is current and performing and all payments were received on time.
				XX/XX/XXXX	XX/XX/XXXX
762300408	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts during this period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301826	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There is no borrower contact noted from 01/01/20 to 4/03 when the borrower called in to say he has been pandemic impacted and has had his employment impacted and stated the inability to make the months payment. As of 04/07 the borrower discusses a forbearance plan that ended as of 07/01. On 04/23 the borrower called to request a forbearance vs deferral plan; the borrower was advised the plan would not be changed. The borrower called on 05/04 and 05/11 to make a payment and wanted to have funds applied to the escrow account. On 06/15 the borrower called in a promise to pay. The borrower called on 07/16 and 07/21 to make sure the forbearance plan was closed. On 08/17 the borrower set up automatic payments. On 12/08 and 12/15 the borrower called in to discuss modification terms and account holder name due to divorce. The borrower was mailed modification terms. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300409	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower was noted over the 12 month review. The loan has remained current.
				XX/XX/XXXX	XX/XX/XXXX
762300412	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  There was no contact prior to 03/20/2020. On 03/20/2020 the borrower called about missing billing statements and the servicer advised that billing statements can be obtained online. On 04/06/2020 the borrower made an inquiry regarding pandemic options. Borrower has curtailment of income due to pandemic. Discussed the forbearance and how it works. On 04/15/2020 the borrower made a payment and confirmed the forbearance was cancelled. On 12/07/2020 the borrower scheduled payment in the amount of $1,152.25. No further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX.  XXX declared on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300413	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300415	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  From 01/01/2020 to 03/23/2020, there was no communication from the borrower or attempts from the servicer. On 03/24/2020, the borrower called in to reset password for the website. On XX/XX/XXXX, forbearance plan added to the account. On 04/27/2020, the borrower called in and was provided an explanation for the forbearance plan and status. On 05/13/2020, the borrower called in to discuss the forbearance plan. On XX/XX/XXXX and XX/XX/XXXX, the deferral plan was completed on the account. On 07/06/2020, the borrower called in to schedule a payment on the account. On 07/09/2020, the borrower called in regard automatic draft payment information. On 07/21/2020, the borrower called in to check the status of refunded payment and to cancel the automatic draft on the account. On 09/10/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/14/2020, the borrower called in to confirm the automatic draft is setup. On 09/14/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 09/15/2020 to 11/17/2020, there was no communication from the borrower or attempts from the servicer. On 11/18/2020, the borrower called in requesting assistance with the website. From 11/19/2020 to 01/24/2021, there was no communication from the borrower or attempts from the servicer. On 01/25/2021, the borrower called in to confirm the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferral completed - XX/XX/XXXX and XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300419	3	[3] Occupancy - Vacant [3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  There was no contact with the borrower prior to 1/15/2020. On 01/15/2020 the borrower called in and stated they would accept the modification offer and made the first trial payment. The borrower called in and made a payment on 01/30/2020. On 02/24/2020 the borrower called in regarding a solicitation letter they received. The borrower was advised to disregard as they were already on a trial plan. The borrower made the final trial payment and was advised on the final documents. The borrower called in on 04/13/2020 and advised they had received the final modification documents however, due to pandemic they were unable to get them Notarized. The borrower made a payment. On 05/15/2020 the borrower called in and made a payment. The borrower called in on 06/05/2020 and advised they would be sending out the final modification documents that day. They borrower also made a payment. On 10/16/2020 the borrower called in for assistance logging in to the website. The borrower called in on XX/XX/XXXX and inquired on assistance options due to a XXX. The borrower advised they had contacted the insurance company. The borrower was advised they could apply for a modification if they became three months delinquent. There was no further contact with the borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior mod XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower advised of a XXX at the property caused by plumbing. A insurance claim had been filed. There are no further details on the claim or the scope of the damage in the collection comments.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300420	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  01/01/20-08/16/20 there was no contact with the borrower.08/17/20 the borrower called to confirm payment would be made 09/01/20. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301830	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  There was no borrower contact prior to 4/16/2020. On 4/16/2020, the borrower called about insurance. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300421	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  On 01/07/2020, the borrower scheduled a payment over the phone. The servicer went over automatic draft and e-billing. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301832	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  No verbal contact with the borrower or authorized party from 01/01/2020 through 01//27/2021. Spoke to the borrower on 01/28/2021 and they called in to discuss the account and advise of hardship. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300423	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300424	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2021.  01/1/20 begin the review and 1st note was on 1/5/20 and first contact with the borrower was noted as one time draft for loan payment on 1/24/20 and on 1/30 a NSF check was noted and on 2/7/20 payment was made. On 2/12/20 Web chat with the borrower was noted and servicer returned call to borrower and asked about to copy of Hazard Policy. 2/28/20 borrower called in to make payment on the loan and discussed reinstatement for the loan. Borrower called inbound on 5/26/20 to discuss the loan and payment and payments were made on 6/29, and a dispute was received due to CBR dispute on 7/9/20 and payment made on 7/24. 7/27/20 Service is reviewing the dispute and information credit correction. 8/5/20 Inbound call and advised borrower to submit written request for CBR dispute and explained the issue was due to mod payments and loan was past due and this caused the CBR report to show delinquent. 8/24/20 Borrower called in to make payment on loan 8/27/20 Payoff request was received from borrower out to 9/26/20. 9/18/20 Payment was made by borrower and on 10/16/20 and received notice borrower is still disputing credit report and servicer is to review all payment made over the applicable time to be sure no payment was post late or incorrectly. 11/27/20 Payment was made on loan. On 12/16/20 borrower called inbound to discuss the loan and payment history on the loan.12/24/20 Loan payment made on the account and Hazard insurance was noted as paid and on payment was made on website on 1/24/21 and on 1/27 Review of the payment history and the CBR the comments state the loan status is correct. Last note on 2/1/20 shows taxes are current for the property The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300426	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower initiated chat on 01/08/2020 about making less than minimum payment. Servicer advised to call to make payment. Borrower initiated chat on 03/12/2020 inquiring about late fee on account. Servicer advised fee from December and borrower indicated would pay with next payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301838	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  On 1/17/2020 borrower advised that he mailed out the payment. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300428	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300429	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  From 01/01/20-03/01/20 there was no contact with the borrower. On 03/02/20 the customer discussed option arm. On 05/13/20 the borrower made a payment of $2244.94. 07/13/20 the customer confirmed access to make payment via online. On 07/30/20 the borrower requested proof of the interest and taxes paid in 2019 as well as informed about the online account. On 09/14/20 the customer processed a payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300431	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  There was no contact prior to 02/25/2020. On 02/25/2020the  Borrower requested a 12 month pay history sent to them via fax. Borrower called in with third party and was advised that a third party authorization was needed. There was no additional contact.  the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Disaster area due to XXX declared on XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300433	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  On 01/28/2020 an authorized third party called in to have the payment made applied to both accounts. On 02/03/2020 and 02/04/2020 an authorized third party called to have a misapplied payment applied correctly. On 03/27/2020 the borrower stated that the payments are being applied to the wrong account and requested that corrections be made. On 05/14/2020 An authorized third party called in for web assistance. On 06/24/2020 An authorized third party called in for pandemic assistance due to the temporary loss of employment. There was no contact with the borrower from 06/25/2020 through 10/27/2020. On 10/28/2020 an authorized third party stated that the account was up to date and wanted to go over the payment history. On 10/30/2020 the borrower called in to discuss the misapplication of a payment. On 11/05/2020 an authorized third party called in to discuss a misapplied payment. On 11/06/2020 an authorized third party called in to speak to a supervisor regarding the payment change. On 11/09/2020 an authorized third party called in to discuss the payment change. The agent explained that the payment change was due to delinquent taxes that were paid. A one time payment was processed. On 12/16/2020 the borrower stated that they are unable to see their other loan on the website. The agent provided web instructions. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property was located in a declared disaster area due to the XXX that occurred on XX/XX/XXXX. No property damages were reported.
A pandemic deferment was processed for the XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX payments.
				XX/XX/XXXX	XX/XX/XXXX
762300434	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been some attempts to contact the borrower but no contact made. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762300435	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  There was no prior contact prior to 01/15/2020. On 01/15/2020 the borrower called the servicer to advised hours were cut wife is out of work. On 03/03/2020 the borrower stated that had disaster relief program for three month the maturity was extended due to this plan requested that the servicer extend the arm to match the loan term. On 11/16/2020, the borrower called still financial impacted by pandemic, the borrower made a payment. On 05/21/2020 the borrower called the servicer stated that never refused the forbearance still wants it and needs it. No further contact. the loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300436	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower was noted as daughter of borrower stated borrower is deceased and first report was on XX/XX/XXXX and no contact with them over the 12 month review The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300438	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  The loan was current when the review began on 01/01/2020. The borrower called in on 01/17/2020 to confirm that the automated clearing house was processed and was told that it had been. The borrower called in on 02817/2020 to confirm payment status and was advised next due 03/01/2020. The borrower called in on 05/08/2020 about a notice received and servicer stated did not see a notice being mailed, borrower confirmed account status. The borrower called again on 06/09/2020 to confirm that payment was drafted. Notes of 07/24/2020 state a letter was received from department of consumer affairs and was scanned and logged, but do not show what it concerned, and no dispute was mentioned. The borrower called in on 12/21/2020, asked about last payment made and asked about next automated clearing house and was told it was scheduled for 01/06/2021. The borrower called on 01/11/2021 to confirm that payment had been drafted and was advised it was on 1/06/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300441	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020.  The loan was current when the review began on 01/01/2020. On 02/28/2020 the borrower called in and servicer stated if HOA insurance covered inside walls other insurance would not be required, otherwise needed evidence of insurance. On 03/10/2020 the borrower called and asked for total amount due, made one payment and asked if servicer got evidence of insurance. The servicer stated it was received but was incomplete, borrower stated would call agent and have remedied. Attempts at contact were unsuccessful, and borrower made monthly payments by phone until 06/12/2020 when the borrower called in and asked about refund of insurance lender-placed insurance and servicer called for an escrow analysis. Multiple contact attempts were unsuccessful until borrower called in on 11/06/2020 to make October payment, citing reason for slow pay as curtailment of income. Servicer advised of late fees and payment options. There was no further contact through 02/01/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300442	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  Authorized third party called for amount due on 01/02/2020 and 01/08/2020. Servicer advised of foreclosure status and total amount due of $20,258.95 on 01/14/2020. Authorized third party called for status on 01/21/2020 and reinstatement amount on 01/27/2020. Servicer made modification offer on 02/03/2020. Authorized third party called for amount due on 02/12/2020 and new reinstatement quote on 02/19/2020. Servicer advised of borrower intent to pursue modification on 02/26/2020. Authorized third party called for account status on 03/06/2020. On 03/12/2020, comments note that the death certificate of the co-borrower was received. Authorized third party said pursuing modification on 03/14/2020. Authorized third party called for account status on 03/25/2020. Authorized third party and servicer had multiple contacts regarding modification between 04/08/2020 and 07/15/2020, when approval and terms explained. On 05/19/2020, comments note that the borrower is claiming predatory lending occurred at origination and requested for a review of loan documents as well as complete an initial analysis of the events before and during the closing a there was a threat that the borrower may take legal action. There was no further reference to the issue or evidence of legal action. Borrower called about trial payment on 07/17/2020. Borrower called 11/10/2020 to advise had not received final modification documents. Notes of XX/XX/XXXX indicated modification completed. Credit dispute received and resolved on 12/23/2020. Borrower called to make January payment on 01/15/2021. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300443	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021.  01/1/20 Review begins and comments begin 1/5/20 and on 1/31/20 Attempted to reach the borrower as loan is now 30 days late and payment was made on the loan effective 1/31/20. Outbound calls to borrower for collection on 2/29, 3/2, 3/3 and 3/4/20 and borrower made delinquent payment on 3/4/20. Notes indicate call regarding hazard policy and payment for hazard mad on 3/9/20. Borrower made payment draft online on 3/29. Call outbound to borrower on 4/21/20 and payment was made on 4/22/20, 5/20/20 Payment made on the loan and outbound call on 6/25 and 6/26 and payment made after collection call. Outbound call on 7/25/20 and message left, and borrower made payment on 7/29/20. Outbound call made on 8/24/20 and payment made on 8/28. 9/17/20 Comments stated disaster area due to XXX 9/15/20-12/14/20. On 9/30borower made payment received. 10/6 inspection notes original owner condition. collection email sent out10/22 and payment made on 10/29/20 online draft. Outbound call made to borrower on 11/30/20 and draft was made on 12/1/20 IVR contact. Payment was made on 12/29/20. and loan was delinquent on 1/30/2021 and loan payment was made on 2/2/21 and no further notes to review. 02/2/21 Last contact with the borrower was when phone draft was made on the loan and loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: According to comments property is in a declared disaster area due to XXX
				XX/XX/XXXX	XX/XX/XXXX
762300446	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There was no contact from 01/01/2020 to 04/27/2020. On 04/28/2020, the borrower contacted servicer to inquire about letter of transfer. The servicer advised of the new investor transfer. The borrower contacted the servicer to schedule a payment on the following dates: 01/10/2020, 02/12/2020, 03/12/2020, 04/08/2020, 05/08/2020, 06/08/2020, 07/08/2020, 08/10/2020, 09/09/2020, 10/08/2020, 11/12/2020, 12/08/2020. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300447	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The loan was current when the review began on 01/01/2020. The only direct contact with the borrower was on 01/21/2020 when the borrower called in to inquire about payment increase and was told it was due to interest increase and that it would decrease in March. Thereafter, the borrower paid by draft, online, without direct contact through end of notes 01/25/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300448	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  01/1/20 Review begins and first note was on 1/2/20 when 7 day grace letter sent. borrower called inbound on 1/9/20 to discuss the payment amount on the loan. Outbound calls to borrower and a payment were made on 1/23/20. Call from borrower on 2/3 to discuss the interest rate for loan and requested payment history for the loan. 3/17/20 Spoke to borrower when they called inbound to discuss the loan and payments and borrower advised of mod application online. 4/27/20 Call from borrower to discuss the transfer of the loan. 4/30 Borrower stated confused as he though April payment was made and stated pandemic causing person issues and payment was made. On 5/12/20 Loss mitigation was discussed a plan was set up on the account to assist borrower and payments would start 6/1 to 8/1. On 5/26/20 borrower called and stated did not want the loss mit programs and was cancelled on 6/3 and they verified payment on 6/12/20. On 6/17 received letter from borrower regarding a forbearance plan they did not ask for and stated they lived in property and was not happy about the insinuation that his house was vacant as he has never been vacant since he bought the home No contact with the borrower over the next months and payment was noted on the account as being made on 11/30/20 and no further contact was noted with the borrower was noted through end of the review and last note was 1/9/21 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301843	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/16/2020, 02/15/2020, 03/16/2020, 04/17/2020, 05/13/2020, 06/13/2020, 07/10/2020, 08/14/2020, 09/11/2020. 10/12/2020 Borrower requested a copy of the 2019 1098. On 10/16/2020, 11/16/2020 and 12/16/2020 borrower made a payment. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300450	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/28/2020, 02/27/2020, 03/11/2020, 05/01/2020, 05/27/2020, 06/25/2020, 07/30/2020, 08/26/2020, 09/22/2020, 10/24/2020, 11/18/2020, 12/12/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300451	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower had not called in and there was 1 attempt to contact the borrower from 01/01/2020 to 05/05/2020. On 05/06/2020, the borrower requested a payoff statement and was advised of the principal balance and payment breakdown. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property is located in a disaster area affected by XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.
				XX/XX/XXXX	XX/XX/XXXX
762300453	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  There was no contact prior to 04/28/2020 On 04/28/2020 the borrower contacted the servicer to inquire about a letter regarding a new servicer and was advised that the loan will be sold to a new company. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster due to XXX beginning XX/XX/XXXX and ending XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762300454	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  01/1/20 Review period begins, and first note was posted on 1/5/20 and no contact with borrower noted and on 5/6/20 disaster due to XXX start date XX/XX/XXXX - XX/XX/XXXX. Letter mailed to attorney on file for BK. Borrower called inbound to discuss the insurance policy 5/12. 7/30/20 original owner condition stated. No contact was noted and no attempts to reach the borrower and appears the loan is still in active bankruptcy as no dismissal or discharge was found. Last note was 1/9/21
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Appears the borrower intends to keep the home
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300457	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020.  01/1/20 Review begins and attempted to reach the borrower on 1/24/20 and no contact was noted. Next contact was on 3/30/20 and discussed the loan and automated clearing house and how it is drafted. on 6/26/20 Borrower called inbound to make sure they were paying for insurance and verified the hazard insurance. Borrower called inbound to discuss the escrow account and total balance and call was disconnected. On XX/XX/XXXX disaster area declared due to XXX. Attempted to email borrower but email appears to be full on 1/21/20 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301845	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  Prior to 1/3/2020 there was no borrower contact. The borrower called to make a payment on 1/3/20202, 2/12/2020, 3/6/2020, 5/7/2020, 6/11/2020, 7/10/2020, 8/7/2020, 9/14/2020, 10/7/2020, 10/28/2020, and on 12/9/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300460	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021.  Prior to 2/6/2020 there was no borrower contact. The borrower called to make a payment on 2/6/2020. The borrower made a promise to pay on 2/28/2020 and inquired about delinquency letter. The borrower called on 6/23/2020 to inquire about letters they received and was advised of automated clearing house cancellation. The borrower called to make a payment on 7/10/2020 and on 8/3/2020. The borrower called on 8/28/2020 to inquire about letters they received and was advised loan was current. The borrower called on 9/8/2020 and on 10/5/2020 to request assistance making payment online. The borrower called on 11/5/2020 to inquire about online access and to make a payment. The borrower called on 12/4/2020 to make a payment. The borrower called on 1/7/2021 to inquire about loss mitigation option. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301846	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020.  Prior to 1/31/2020 there was no borrower contact. The borrower called to make a payment on 1/31/2020, 2/26/2020, 3/30/2020, 4/29/2020, 5/29/2020, 6/30/2020, 7/27/2020, 8/28/2020, and on 9/30/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300464	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  From 01/01/2020 to 02/27/2020, there was no communication from the borrower or attempts from the servicer. On 02/28/2020, the authorized third party called in regarding a notice received from the servicer. The borrower was advised of the account status and next payment due. From 02/29/2020 to 05/05/2020, there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, the authorized third party called in regarding a forbearance letter received and requesting to accept the forbearance. On 05/06/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On XX/XX/XXXX, the servicer spoke with the borrower and the borrower was advised the forbearance plan is still active. On 05/20/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 07/10/2020 and 07/11/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 07/13/2020 and 07/14/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 07/22/2020 and 07/31/2020, the servicer attempted to contact the borrower and no message was left. From 08/10/2020 to 09/03/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 09/04/2020 to 01/15/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferral completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300465	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period.  Servicer is not attempting to contact the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301847	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  On 01/23/20 with promise to pay. On 01/29/20 scheduled a payment. On 01/31/20 borrower called in to schedule a payment. On 05/28/20 borrower contact with promise to pay will be late due to pandemic. On 06/18/20 discussed with the borrower on forbearance plan borrower can make payments. On 06/20/20 borrower stated received documents for forbearance that did not request. On XX/XX/XXXX borrower called to confirm forbearance cancelled advised yes and question on how it is credit reported. On 07/11/20 borrower contact for payment no need for assistance and will make the payment. On 07/14/20 borrower called in to discuss document received on deferment. Was advised of programs offered due to the pandemic call ended. On 07/24/20 borrower advise that must send assistance letters discuss payment due and will make payment. On 08/07/20 borrower called to inquire on calls received. Was advised of payment due would not give date of payment. On 08/15/20 borrower contact wanted to know on dialer advised yes and no date for payment. On 09/17/20 borrower gave promise to pay. On 10/27/20 borrower gave promise to pay. On 11/19/20 borrower contact borrower stated will be making the payment at the end of the month like always due to the way pay day works. On 11/30/20 borrower called in to discuss late charges due to pandemic and schedule a payment. There was no further contact with the borrower from 12/01/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300466	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower and no attempts to contact the borrower during the review period.  The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300467	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2020.  Prior to 1/13/2020 there was no borrower contact. The borrower called on 1/13/2020 to make a payment. The borrower called on 1/22/2020 to check on status of automated clearing house cancellation. The borrower was advised of total amount due on 2/17/2020. The borrower called on 3/3/2020 to verify receipt of payment. The borrower called on 6/12/2020 to inquire about 1098. The borrower called to make a payment on 6/15/2020, 7/17/2020, 8/3/2020, 9/11/2020, and on 10/7/2020. The borrower was advised of total amount due on 10/17/2020. The borrower made a promise to pay on 10/19/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300468	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  From 01/01/2020 to 03/29/2020, there was no communication from the borrower or attempts from the servicer. On 03/30/2020, the borrower called in regarding deferment options. On 04/10/2020, the borrower called in regarding forbearance showing credit. The borrower was advised it was only an inquiry. On 04/17/2020, the borrower called in requesting to lower their interest rate. On 04/17/2020, the borrower called in regarding the loan terms for the account and future rates. On 05/04/2020, the borrower called in to request an amortization schedule. The borrower was advised the full amortization is online. The borrower also advised did not request forbearance plan. From 05/05/2020 to 07/06/2020, there was no communication from the borrower or attempts from the servicer. On 07/07/2020, the borrower called in regarding the increase in payment. From 07/08/2020 to 10/04/2020, there was no communication from the borrower or attempts from the servicer. On 10/5/2020, the borrower called in regarding tax dispute. The borrower was advised when the taxes were paid and to contact the County if the amounts are incorrect. On 11/16/2020, the borrower called in regarding payment information. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300469	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  No contact prior to 01/14/20. On 01/14/20 borrower called and was advised insurance cancellation letter had been received. On 01/16/2020 borrower and unauthorized 3rd party called for mortgagee clause information. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300470	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300472	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  Prior to 1/7/2020 there no borrower contact. The borrower called on 1/7/2020 with questions on pending final modification agreement. The borrower stated RFD as excessive obligations on 1/27/2020. The borrower called on 1/28/2020 and stated they did not get the modification agreement mailed to them. The borrower called to make a payment on 5/12/2020, 6/11/2020, 7/9/2020 and on 8/10/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300473	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and one attempts from the servicer due to the loan being current and payments being made during the review period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300474	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  No contact prior to 12/23/20. On 12/23/20 borrower was advised that payment was due. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300476	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  On 01/11/20 authorized cell phone and emailed final modification agreement. On 01/16/20 borrower updated information. On 09/03/20 borrower called in advised of boarding process and automated clearing house process. On 09/14/20 discussed payment options welcome call. On 10/19/20 unauthorized third party for payment address inquiry. On 12/09/20 borrower called in to discuss negative escrow. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300477	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  Prior to 4/9/2020 there was no borrower contact. The borrower called to make a payment on 4/9/2020, 5/28/2020, and on 7/10/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300478	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020.  There was no borrower contact prior to 1/21/2020. On 1/21/2020, the borrower called and advised they want to keep the property and will file BK to stop the sale.  On 1/22/2020, the borrower called and advised they are trying to get a loan to reinstate the mortgage. On 1/23/2020, the borrower was advised that the only option available is reinstatement. On 1/27/2020, the borrower called to check status of the mod. On 1/28/2020, the borrower to get the wire info. On 1/29/2020, the borrower called in for loan status and to verify the loan is reinstated. On 7/6/2020, the borrower called in to ask about the inspection fees. On 10/7/2020, the borrower called regarding a $30 fee. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300480	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  From 01/01/2020 to 06/05/2020, there was no communication from the borrower or attempts from the servicer. On 06/06/2020 and 06/27/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 06/28/2020 to 09/08/2020, there was no communication from the borrower or attempts from the servicer. From 09/09/2020 to 09/28/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/29/2020, the servicer spoke with the borrower and the borrower scheduled a promise to pay on the account. On 09/29/2020, the borrower called in to discuss the account. the welcome call was completed. On 12/2/2020 and 01/13/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/14/2021 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300481	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  No contact prior to 09/01/2020. On 09/01/20 borrower called and was advised loan was not in system yet. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300482	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020.  No contact was established 01/01/2020 - 05/14/2020  On 05/15/2020 the borrower authorized a payment; agent advised account not eligible for refinance at this time.  On 8/3/2020 servicer advised that loan has not been transferred.  Borrower advised will call before the 15th to make a payment.  On 8/14/2020 borrower called in to schedule a payment.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300484	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020.  From 01/01/2020 to 01/28/2020, there was no communication from the borrower or attempts from the servicer. On 01/29/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 01/30/2020 to 09/22/2020, there was no communication from the borrower or attempts from the servicer. On 09/23/2020, the borrower called in regarding the welcome call for the servicer. On 09/23/2020, the borrower called back in regarding the payment amount shift. From 09/24/2020 to 12/7/2020, there was no communication from the borrower or attempts from the servicer. On 12/8/2020 and 01/19/2021, the servicer attempted to contact the borrower and a message was left for the borrower. There has been no further communication from the borrower or servicer. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300485	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  There was no contact prior to 01/13/2020. On 01/13/2020 payment was made. On 01/22/2020 Borrower inquired about next payment due, stopping cease and desist and setting up semimonthly payments, advised to send automated clearing house form back and follow up next week. On 01/30/2020 Borrower called regarding semimonthly payments, advised to call back and check when the draft is set up. On 02/03/2020 Borrower called checking on ACH, advised not found in system, borrower stated when the modification was sent in so was the automated clearing house form, asked her o to email the form, she agreed. On 02/17/2020 borrower called provided XXX terms and conditions, loss mit denials issue was resolved. On 03/09/2020 borrower made a payment, added cell phone number, and asked for automated clearing house package. On 04/06/2020 borrower make a payment and confirmed no disaster impact, has contacted other agencies for assistance. On 05/01/2020 borrower made a payment, advised of website. On 06/01/2020 payment made. On 07/08/2020 borrower gave consent for cell phone and short message service. On 07/09/2020 and 07/31/2020 payment made. On 09/01/2020 2 payments were made on 10/01/2020 payment made. On 10/15/2020 borrower called and stated no disaster impact and keeping property. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300486	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  On 1/20/2020, borrower advised that they received the insurance procedure package. On 2/3/2020, the borrower called to check on the insurance claim. On 4/16/2020, the borrower called to see why the payment was increased. Lender advised it was due to a shortage of escrow. On 6/30/2020, the borrower called in about the search for different insurance companies. On 7/9/2020, the borrower called to request insurance policy. On 10/15/2020, the lender advised about the pending lender paid insurance. On 12/14/2020, the borrower called to see what payment was due. Lender advised due for Dec. On 12/15/2020, the borrower called to make sure that the payment was received. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300487	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300488	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 1 time and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 2 times. On 09/15/2020 the borrower promised to pay IAO $925.21. On 10/09/2020 The borrower informed the servicer intends to make the payment via website. There has been no more contact with the borrower since 10/09/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300489	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020.  No contact made with the borrower from 01/01/20 through 09/23/20. On 09/24/20 borrower called in to make a payment and completed the welcome call. There was no further contact with the borrower from 09/25/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301849	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020.  On 01/03/2020 servicer advised borrower payment being returned as not enough to bring current. Borrower advised of modification offer and curtailment of income cited as reason for delinquency. On 01/06/2020 borrower said not sure if proceed with mod or reinstate. Borrower requested reinstatement quote on 01/13/2020 and 01/15/2020. Borrower called 01/24/2020 to confirm past due amount was received. Foreclosure closed XX/XX/XXXX. Borrower called about late fee on 05/11/2020. Borrower called 08/18/2020 regarding account number and servicing transfer. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301851	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021.  There was no contact prior to 06/04/2020. On 06/04/2020 the borrower called in stating has been impacted by the pandemic and requested assistance. Borrower stated spouse has been furloughed without income and has been able to make payments on time until now. The agent advised borrower of the payment being returned and the borrower stated had emergency oral surgery and had to pay the deductible preventing the payment from clearing account. The agent opened task for disaster forbearance. Comment on XX/XX/XXXX reflects pandemic deferment processed in amount of $X.XX. On 06/30/2020 the borrower called in upset about payment increase advising is already struggling and cannot afford the new payment. Borrower stated received no notification and the agent went over the escrow analysis and stated this was done at the end of April. Borrower stated unable to get own insurance due to it being an old home. The agent opened task to see if the shortage can be spread out further. Borrower stated that husband lost job due to pandemic and daughter is the only one working part time. Borrower stated wants to keep the property but cannot afford to make larger payment due to escrow. The borrower made a payment in amount of $557.08. On 07/15/2020 the borrower called in wanting to confirm that the escrow shortage was spread. The agent confirmed that it was spread over 36 months. The borrower requested to speak to account manager and the agent attempted to transfer borrower and the call was dropped. On 07/16/2020 the servicer returned borrower all who stated that spouse is going back to work in September and is going to try and pay down the escrow and pay taxes and insurance out of pocket. The borrower stated cannot afford to pay full amount out of one check and will pay half the payment twice monthly and will call back and set up payments. The agent advised borrower to apply for loss mitigation and to find lower insurance. The agent requested for $577.08 to be applied as P&I for 06/16/2020 payment. On 08/01/2020 the servicer called and spoke with borrower who stated is still impacted by pandemic an is going to make next payment by the end of August. The borrower scheduled payment for 08/15/2020 in amount of $489.01 and for 08/31/2020 in amount of $262.35 and was provided with the confirmation number. On 09/17/2020 the borrower called in  scheduled payment for 09/25/2020 in amount of $489.01 and for 09/30/2020 in amount of $262.35 and was provided with the confirmation numbers. On 10/08/2020 the servicer called and spoke with borrower who scheduled payment for 10/16/2020 in amount of $489.01 and for 10/30/2020 in amount of $262.35 and and was provided with the confirmation numbers. On 11/12/2020 the servicer called and spoke with the borrower who scheduled payment for 11/12/2020 in amount of $489.01 and for 11/25/2020 in amount of $262.35 and was provided with the confirmation number. The borrower requested payoff to be mailed. On 01/05/2021 the borrower called in and scheduled payment for 01/05/2021 in amount of $489.01 and for 01/14/2021 in amount of $262.35 and was provided with the confirmation numbers. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301852	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301853	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact prior to 02/17/20. On 02/17/20 the borrower verified they received the overage check. On 03/04/20 the borrower called in regarding late fee notice, it was confirmed to disregard. On XX/XX/XXXX the borrower confirmed the check received needed to be endorsed and released. On XX/XX/XXXX the customer called regarding the insurance claim and planned to call the insurance company. There was no further contact. The account remains performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX roof and pool damages were noted from the XXX. The customer filed a claim and funds were released. per notation on XX/XX/XXXX, repairs have not started and endorsement was pending at that time. XX/XX/XXXX the funds were notated as released and endorsed. Still pending 100% completion on the repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300490	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  No contact prior to 03/17/20. On 03/17/20 borrower called about billing statement and was advised payment crossed statement and only one payment due. On 12/11/20 borrower promised to make a payment by the 15th via online. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301855	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020.  There was no contact with the borrower prior to 1/06/2020. On 01/06/2020 the borrower called in to make a payment and follow up on their loss mitigation package. The borrower was contacted on 01/21/2020 and they advised they had received the modification documents and would review. The borrower called in on 01/21/2020 and inquired about escrows and the modification terms. The modification completed effective XX/XX/XXXX. The borrower called in on 02/05/2020 and made a payment. The modification and escrow spread were discussed. On 03/05/2020 the borrower called in to make a payment and had general questions about the loan. On 05/06/2020 the borrower called in to make a payment and requested help with online access. The borrower called in on 08/26/2020 regarding a notice and was advised it was a billing statement. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior mod effective XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300491	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No attempts made to contact the borrower borrower made monthly one time draft. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300492	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2020.  There was no contact prior to 01/09/200. On 01/10/2020, 0/13/2020, 03/1/2020 payments were made. On 04/09/2020 payment was made and inquired why the payment went up, explained due to escrows. On 05/11/2020, 06/13/2020, 07/14/2020, 08/13/2020, 09/10/2020 payments were made. On 10/12/2020 payment was made, and borrower stated home has been on the market for a while, no takers, thinking of doing DIL, and wondering what options are available. Wants to return property back to bank. On 10/16/2020 borrower called to get assistance with escrow and to check his balance. On 10/28/2020, 11/16/2020 and 12/13/2020 payments were made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300493	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  There was no contact with the borrower from 1/1/20 through 8/12/20. On 8/13/20 the borrower called in and asked to speak to the refinance department. On 9/10/20 the borrower called in to advise customer service of the third party payment method payment number she had just sent out. On 10/5/20 the borrower called to say she was sending a money order and the agent provided the mailing address for it. On 10/13/20 the borrower called for status and refinance questions. There was no further contact with the borrower from 10/14/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300494	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021.  There was no contact made prior to 07/09/2020. On 07/09/2020, the servicer informed the borrower that there is no mortgage insurance on the account. On 08/07/2020, the borrower called in to inquire about a lower interest rate. The agent provided the number to originations and transferred the call. On 08/11/2020 and 11/12/2020, the servicer discussed payment information and insurance related issues with the customer. On 12/08/2020, the borrower called in and wanted to know available options during the pandemic. The agent went over payment information and loss mitigation options. The borrower is a realtor with no commission. The borrower stated will do their best to keep current. On 12/17/2020 and 12/29/2020, the borrower made a promise to make a payment. On 01/04/2021 and 01/30/2021, the borrower stated has been affected by the pandemic. The agent went over loss mitigation and payment information with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300495	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/15/2020, 02/13/2020, 03/13/2020, 04/16/2020, 05/15/2020, 06/15/2020, 07/14/2020, 08/13/2020, 09/14/2020, 10/15/2020, 11/14/2020, 12/15/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300496	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  From 01/01/2020 to 02/26/2020, there was no communication from the borrower or attempts from the servicer. On 02/27/2020, the borrower called in regarding statement being sent and made a payment on the account. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300499	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300502	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the period of 01/01/2020 through 12/31/2020 with minimal comments. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301858	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  Borrower contacted 01/15/2020 and said sibling handled payments. Borrower contacted 01/28/2020 and said to contact sibling for payment. Borrower contacted 02/19/2020 and said sibling sending payment. Borrower contacted 03/19/2020 and stated sibling would handle payment. Authorized third party called on 06/16/2020 to make payment but declined when told account was current. Authorized third party called 09/09/2020 and servicer said would need to submit written request to have insurance escrowed. Borrower contacted 10/15/2020 and said sibling would send payment. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300503	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300504	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300508	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020.  There was no contact from 01/01/20-02/06/20. On 02/07/20, 04/03/20, 06/08/20, 07/06/20, 08/10/20, 09/09/20 the customer made a payment of $716.50. On XX/XX/XXXX, the borrower reported damages to the home and submitted claim. XX/XX/XXXX the borrower went over the loss draft information related to the XXX clam filed and discussed next steps. On XX/XX/XXXX the customer called to confirm if check that was mailed out was received for XXX. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. As of XX/XX/XXXX, the repairs were completed, all funds disbursed, and the claim was closed. Comments, dated XX/XX/XXXX, indicate that a final inspection was not required to complete the claim.
				XX/XX/XXXX	XX/XX/XXXX
762301861	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020.  No contact prior to 06/04/20. On 06/04/20 borrower stated payment was set up through bill pay. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301862	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  There was no borrower contact prior to 5/18/2020. On 5/18/2020, the borrower called regarding insurance and was advised the insurance was paid. On 9/8/2020, the borrower called regarding the loan transfer and payment setup error. On 10/2/2020, the borrower called to get help logging into the website. No further borrower contacts. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301863	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  There were no contact attempts made from 1/1/20 to 3/2/20 due to performing status. On 3/23/2020 the borrower called in about the escrow shortage. On 3/27/2020 the borrower asked if the late payments be put on the back of the loan. On 4/28/2020 the borrower is requesting escrow information be sent to the email address on file. On 06/16/2020 the borrower called in to discuss having the loan date changed. There has been no more contact with the borrower for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There was a completed modification with the prior servicer per the notes dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301864	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020.  From 01/01/2020 to 10/18/2020, there was no communication from the borrower or attempts from the servicer. On 10/19/2020, the borrower called in to for a deferred payment request. On 10/21/2020, the borrower called in and was advised of forbearance plan. From 10/22/2020 to 01/10/2021, there was no communication from the borrower or attempts from the servicer. On 01/11/2021 and 01/14/2021, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 01/15/2021 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301865	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  On 01/08/20 advised of due date. On 05/16/20 borrower contact will make the payment via the web. On 09/17/20 welcome call completed and promise to pay. discuss online options. On 09/22/20 borrower contact agreed to make payment will set up online payment via web for the future. On 10/14/20 borrower calling in to make a payment. Advise has found other insurance coverage and will send in information. On 11/13/20 borrower was assisted with website and paperless with new email. On 12/14/20 borrower was unable to make payment assisted to schedule a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301867	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  There was no contact with the borrower prior to 01/09/2020. On 01/09/2020 the borrower was contacted to secure payment. The borrower stated they had been ill and would mail the payment. On 01/29/2020 the borrower called in regarding a notice for over payment and was advised to disregard. The borrower was contacted on 2/13/2020 to secure payment. The borrower stated payment had been mailed, the payment was late due to work being slow. On 07/14/2020 the borrower called in and inquired on removal of escrows. The borrower was contacted on 08/12/2020 and they made a payment over the phone. The reason for the delayed payment was noted as excessive obligation. On 09/16/2020 the borrower called in and made a payment. A welcome call was completed. On 09/24/2020 the borrower was contacted, and they stated they would make a payment by the end of the following week. The borrower called in on 09/30/2020 and 10/23/2020 to make payments. On 12/30/2020 the borrower called in and requested a payoff. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300511	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  There was no contact with the borrower from 1/1/20 through 2/17/20. On 2/18/20 the borrower called in to make a XXX payment. There was no further contact from 2/19/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  previous case #XXX - chapter XX dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been minimal contact with the borrower during the scope of this assignment due to the fact that the borrower has been in a chapter XX bankruptcy that only recently was dismissed.  The loan was reinstated and has remained current ever since.
				XX/XX/XXXX	XX/XX/XXXX
762301868	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/24/2020, 03/02/2020, 03/27/2020, 04/28/2020, 05/28/2020, 06/29/2020, 07/28/2020, 08/27/2020, 09/25/2020, 10/28/2020, 11/24/2020, 12/24/2020. On 10/12/2020, borrower called regarding the Lender Placed Insurance and stated had insurance with prior Servicer. Agent advised information shows only covered between 09/01 and 09/15. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 8%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301869	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  No contact was established 01/01/2020 - 02/23/2020.  On 02/24/2020, 03/20/2020, 04/20/2020, 05/19/2020 and 09/17/2020 the borrower called to make payments.  On 10/09/2020 the borrower requested assistance setting up their online profile on servicer's website.  On 10/13/2020 the borrower authorized a payment.  On 12/22/2020 the borrower inquired about a fee assessed to the loan.  No further contact was noted through 12/31/2020.  The loan is in bankruptcy with no delinquency.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301870	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  On 1/8/2020 borrower called to make a payment. On 1/23/2020 borrower called to schedule a payment. On 2/12/2020 borrower called to schedule a payment. On 2/22/2020 borrower advised will make a payment by the end of the month. On 3/2/2020 borrower called to schedule a payment. On 4/1/2020 borrower called to make a payment. On 4/20/2020 borrower advised will make a payment on 4/23. On 4/24/2020 borrower called to make a payment. On 5/4/2020 borrower advised will pay on 5/23. On 5/30/2020 borrower called to make a payment. On 6/1/2020 borrower advised will call back to make a payment. On 6/12/2020 borrower called to make a payment. On 06/29/2020 borrower called to schedule a payment. On 7/6/2020 borrower called to schedule a payment. On 7/22/2020 borrower called to schedule a payment. On 8/11/2020 borrower advised will pay on 8/26/2020. On 8/26/2020 borrower called to schedule a payment. On 09/11/2020 customer will make payment on the 4th Wednesday of the month. On 9/24/2020 borrower called in to make a payment. On 12/2/2020 borrower called regarding late notice letter sent to her. Lender advised it was due to the payment coming in after the grace period. On 12/11/2020 lender advised the payment due they advised they will call back. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301871	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.  There was no contact prior to 02/03/2020. Borrower called 02/03/2020 about possible fraud due to making trial modification payments to another party. Daughter advised would submit documentation. Notes of 02/13/2020 indicated borrower was liable for fraud. Borrower called 02/19/2020 and said would make two payments that month and two the following month. Curtailment of income cited as reason for delinquency. Borrower made payments 02/20/2020, 02/27/2020, 03/11/2020, 03/20/2020, 04/03/2020, 04/30/2020, 05/29/2020, 07/02/2020 and 07/31/2020. Borrower called for escrow history on 08/28/2020 and 08/31/2020. Borrower called to make payment 09/04/2020. On 01/06/2021 borrower indicated January payment was returned and would pay 01/08/2021. Borrower made January payment 01/08/2021. There was no further contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301873	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster Area XXX XX/XX/XXXX. No contact with the borrower during the review period from 01/01/2020 through 12/31/2020 and the loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301874	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There were no contacts prior to 01/20/2020. On 01/21/2020 borrower called regarding arm notice received. On 01/28/2020, 02/27/2020 made payments. On 04/03/2020 co borrower made a payment and advised of paying within the grace period. On 05/04/200 co borrower made a payment and requested a payoff mailed. On 06/02/2020 borrower promised to pay by 06/05/2020. On 08/04/2020 borrower made a payment and requested a deferment, provide deferment, and advised of other methods to pay. On XX/XX/XXXX payment was made and did a deferment. On XX/XX/XXXX payment was made and gave a deferment. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301875	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020.  No contact prior to 09/15/20. On 09/15/20 borrower requested automated clearing house package. On 09/16/2020 borrower promised to make payment and placed stop payment on check that was previously sent. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301876	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  There was no contact made prior to 05/26/2020. On 05/26/2020, the borrower scheduled a payment over the phone. On 08/26/2020, the borrower wanted to make sure the due date will stay the same as with the previous servicer. The agent advised that the due date would stay the same and offered payment options and website information. On 09/28/2020, servicer completed the welcome call with the borrower and processed payment. On 10/26/2020, the borrower called in to set up automatic draft payment. On 12/01/2020, the borrower stated that payment did not clear the account. The agent went over the automatic draft payment with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301878	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  From 01/01/2020 to 01/28/2020, there was no communication from the borrower or attempts from the servicer. On 01/29/2020, the borrower called in to make a payment on the account. From 02/26/2020 to 05/05/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/16/2020, the servicer spoke with the borrower and the borrower advised when a payment will be made on the account. On 06/16/2020, the borrower called in and was advised of the total amount due on the account. The borrower also advised of the reason for default. On 07/16/2020 and 07/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/17/2020, the borrower called in to advise when the payment will be made on the account. On 08/24/2020, the borrower called in to advise when payment will be made on the account. From 09/09/2020 to 09/21/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/24/2020, the borrower called in regarding credit reporting for the account after bankruptcy. On 10/2/2020 and 10/8/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/12/2020, the borrower called in to schedule a promise to pay on the account. From 11/9/2020 to 01/20/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/21/2021 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300513	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2020.  There was no contact with the borrower from 01/01/20-09/29/20. On 09/30/20 the customer called to discuss the statement and payment amount expected. On 11/25/20 the borrower called to verify if the November payment was received. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301879	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  There was no contact with the borrower prior to 09/8/2020. On 09/08/2020 the borrower called in as they were unable to make their payment online with the new servicer. The borrower stated they would call back with their bank account details. A welcome call was completed. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The borrower filed a prior chapter XX bankruptcy case#XXX on
XX/XX/XXXX which was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300514	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  No contact prior to 02/10/20. On 02/10/20 borrower stated was at work and could not talk. On 03/23/20 borrower called to make payment on the account. On 05/08/20 borrower scheduled a payment by phone and wanted to verify payment will be spread over 3 months. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301880	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  No contact from 01/01/2020 -0 09/28/2020. On 9/29/2020 borrower advised a payment has been sent- He is going to bank to see if he can have reoccurring wire setup for monthly payments. On 10/7/2020 borrower advised the lender they had not cashed the check yet for his mortgage and his payment was going to be late. Lender advised he is within his grace period if he wanted to wait until the 12th or 13th to follow up. 10/13/2020 Borrower called and made a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300516	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  There was no contact prior to 09/27/2020. On 09/28/2020 borrower called in regarding insurance and stated he made payment to Caliber, advised not received yet and provided status of account. On borrower returned call, advised him servicer is placing lender placed insurance on the account until he can prove he has own homeowners, borrower stated daughter is researching insurance companies. On 12/10/2020 borrower stated he received billing statement today and it shows payment is due today, advised of grace period, and he will send in a check today. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301881	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/23/2020, 02/21/2020, 02/29/2020, 04/23/2020, 05/11/2020, 06/23/2020, 07/23/2020, 08/22/2020, 09/22/2020, 09/22/2020, 011/09/2020, 11/22/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1.125%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301883	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 3 times and spoke to the borrower. During the same period, the borrower has not contacted the servicer. On 04/15/2020 the servicer spoke with the borrower regarding the April payment. The borrower stated she will make the payment as soon as she gets home. On 07/13/2020 the servicer spoke to the borrower and the borrower stated the payment will be made on the 15th. On 9/15/2020 the servicer advised the borrower to make a payment. There has been no more contact with the borrower since 09/15//2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes dated on 03/11/2019 there was a modification completed by the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300517	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  There was no contact made prior to 03/06/2020. On 03/06/2020, the borrower called about the $82.67 charge. The agent reviewed the account and advised that the fee should not be charged to the borrower. The agent transferred the call to the automate line for the borrower to make a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301886	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020.  There was no contact from 01/01/20-04/12/20. On 04/13/20 the borrower called in to process a payment. 10/09/20 the customer processed a payment and inquired about a modification due to a decrease in income. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301887	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  Co-borrower called 01/28/2020 to discuss modification agreement and prior modification. Servicer advised active foreclosure and excessive obligations cited as reason for delinquency. Notes of 01/31/2020 indicated modification completed. Co-borrower called about statement 02/11/220 and servicer said it went out before modification was finalized. There was no subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301888	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020.  There was no borrower contact prior to 11/6/2020. On 11/6/2020, the servicer advised the borrower that they are servicing the loan and not the origination lender. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301889	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  No prior contact was made. On 12/21/2020 borrower called in to make a payment. No further contact was made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300518	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300519	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020.  There was no contact with the borrower prior to 05/05/2020. On 05/05/2020 the borrower called in returning a call from the servicer. The borrower was advised on the grace period and the call was a payment reminder. The borrower was contacted on 05/07/2020 and they stated they would make the payment within the grace period. On 05/15/2020 the borrower was contacted and advised on an escrow increase. The borrower declined to make a payment. The borrower called in on 06/05/2020 and inquired on changing the payment due date. The borrower was advised the due date could not be changed but they could make a payment through the 17th of the month without penalty. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301893	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020.  No contact with the borrower from 01/01/2020 through 02/06/2020. Spoke to the customer on 02/07/2020 and they made a payment for 02/07/2020.Spoke to the borrower on 07/07/2020 and they called to have 1098 emailed to them. No further contact with the borrower and the loan is performing bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300520	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There was no contact prior to 02/12/2020. On 0/13/2020 payment made. On 03/2/2020 borrower called to get Modification information. Curtailment of income due to pandemic. On 04/08/2020 borrower gave cell phone consent and made a payment. On 06/12/2020 payment was made. On 07/15/2020, 08/14/2020, 09/16/2020, 10/18/2020, 11/16/2020 and 12/08/2020 payments were made. There are no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301894	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.  From 01/01/2020 to 01/12/2020, there was no communication from the borrower or attempts from the servicer. On 01/13/2020, the borrower called in to make a payment on the account and change mailing address. On 02/20/2020, the borrower called in regarding the fees on the account. On 02/20/2020, the borrower called in to make a payment on the account. On 03/02/2020, the borrower called in to make a payment on the account. On 03/02/2020, the borrower called in to follow-up on the fees from the prior servicer. On 04/09/2020, the borrower called in to make a payment on the account. On 05/04/2020, the borrower called in to make a payment on the account. On 06/22/2020, the commentary advises that the bankruptcy was discharged on XX/XX/XXXX. On 07/06/2020, the borrower called in to make a payment on the account. On 08/04/2020, the borrower called in to make a payment on the account. On 09/04/2020, the borrower called in to make a payment on the account. On 10/7/2020, the borrower called in to make a payment on the account. The borrower realized account is ahead and advised will call back later. On 11/4/2020, the borrower called in to make a payment on the account. On 12/4/2020, the borrower called in to schedule a payment on the account. On 01/06/2020, the borrower called in to schedule a payment on the account. From 01/07/2021 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301896	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020.  No contact prior to 03/09/20. On 03/09/20 borrower called to get payment amount for March. On 09/09/20 borrower called to get website access. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301897	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. No detrimental issues were noted and there have been no attempts made to contact the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301898	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  No contact from 01/01/2020 - 09/23/2020.  09/24/2020 - The borrower called in to notify the servicer that they mailed in their September payment on 08/31/2020 and updated their contact information. 10/15/2020 - the borrower notified the servicer that they intend on getting their own insurance policy. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300522	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  There was contact prior to 11/16/20. On 11/16/20, the borrower called in to make a payment. On 12/31/20, the borrower stated just received the December statement. The representative advised the borrower that there was a delay in the mailing system and that the January statement is on the way. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300523	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Throughout the review period, the servicer has made several attempts to contact the borrower. The borrower is making payments on time. There is evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301899	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  There is no borrower contact noted from 01/01/20 to 04/17/20 when the borrower called in to get a status update but was not interested in further assistance. There was no further borrower contact noted during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301900	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020.  There was no contact with the borrower prior to 07/01/2020. The loan was in active chapter XX Bankruptcy. On 07/01/2020 the borrower called in and stated they were out of work for three months. The borrower inquired on a deed in lieu and was advised on an email address to send in hardship documents. The Bankruptcy was dismissed on XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300524	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact from 01/01/20-01/3/20. On 01/31/20 the borrower confirmed payment was scheduled. On 09/10/20 the borrower completed the welcome call and scheduled payment. On 12/15/20 the customer made a payment and stated there was a death in the family. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300525	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was no contact prior to 01/31/2020 and 02/28/2020. Borrower called 03/16/2020 about payments owed on account. On 03/17/2020 borrower said had been making payments and account not delinquent. Servicer explained bankruptcy trustee had to send remaining arrearage. Borrower made payment 04/06/2020 and 05/11/2020. Borrower called 06/09/2020 for account status and to make payment. Borrower made payment 06/19/2020 and 07/14/2020. Borrower called 07/31/2020 to dispute amount due and said no longer in bankruptcy. Borrower made payment 08/07/2020 and 09/14/2020. Borrower called for bankruptcy status on 10/02/2020. Borrower made payment 10/05/2020 and servicer said bankruptcy discharged and audit almost complete. Bankruptcy closed 11/04/2020. Borrower made payment 11/13/2020. Borrower called about statement 11/30/2020.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301901	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020.  On 1/31/2020 borrower advised he mad e a payment through the website. On 2/6/2020 borrower advised they have not received the 1098 yet. On 2/27/2020 borrower called to schedule a payment. On 3/23/2020 borrower called to follow up on the loan modification agreement. On 3/31/2020 borrower called to make a the last stip payment. On 4/3/2020 borrower called again to follow up on loan modification. On 4/14/2020 borrower advised mod document received and that she had the notary set up. On 4/22/2020 borrower advised ex-husband is trying to do a quit claim deed. On 5/20/2020 borrower advised they has an attorney working on the quite claim deed. On 6/4/2020 borrower called to make a payment. On 6/17/2020 borrower advised no update on the quit claim deed. On 7/2/2020 borrower advised still waiting on the county for the quit claim deed. On 7/22/2020 borrower advised still no update on the quit claim deed. On 7/29/2020 borrower called to see where she could send the deed. On 8/3/2020 Lender advised the document could be faxed. On 8/6/2020 borrower advised that she was advised not to sign the documents since the ex-husband signed. On 8/21/2020 borrower advised the quit claim deed has been filed. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301902	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  No contact with the borrower from 01/01/2020 through 08/12/2020. Spoke to the borrower on 08/13/2020 and they stated they are a retired vet and receives income the 15th of every month and will pay online 08/15/2020. No contact with the borrower from 08/16/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300526	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/23/2020, 02/14/2020, 04/01/2020, 05/04/2020, 06/01/2020, 07/01/2020, 08/01/2020, 09/01/2020, 10/01/2020, 10/31/2020, 12/01/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Collections comments does not have detailed information regarding modification done in XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300528	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Filing details not evident.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is performing under bankruptcy and payments are being made monthly via IVR.
				XX/XX/XXXX	XX/XX/XXXX
762300531	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period
				XX/XX/XXXX	XX/XX/XXXX
762301904	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  The borrower had not called in and there were no attempts to contact the borrower from 01/01/2020 to 05/25/2020.On 05/26/2020, the borrower called in to inquire about their online access. The servicer notified the borrower that the loan was in the process of being transferred and will not be able to access until the loan transfer is complete. On 06/01/2020, the borrower called in to inquire about the status of the loan transfer. On 06/09/2020, the borrower notified the servicer that they made the June payment last night. The borrower states that the payment amount of $3587.77 was supposed to be set due to an agreement with their attorney and the prior servicer. There were discrepancies associated with their account which were resolved with the prior servicer. The borrower states that they will involve their attorney if necessary. On 07/27/2020, the borrower states that there should not be any late fees assessed to their account because they were worked out with the prior servicer. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301906	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020.  From 01/01/2020 to 05/20/2020, there was no communication from the borrower or attempts from the servicer. On 05/21/2020, the borrower called in to request payment address information to be sent via email. On 05/21/2020, the borrower called in inquiring about transfer information. The borrower was provided with the new account details. On 06/17/2020, the borrower called in regarding insurance information. On 06/25/2020, the borrower called in to schedule a promise to pay on the account. On 07/21/2020, the borrower called in regarding the late fee on the account. On 11/3/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 11/4/2020 to 01/10/2020, there was no communication from the borrower or attempts from the servicer. On 01/11/2021, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 01/12/2021 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301907	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020.  On 01/07/2020, the borrower called in to make a payment and to inquire about the yearend statement. From February 2020 to May 2020, the borrower would call in to schedule a payment. On 05/08/2020, the borrower stated is retired and has steady income through social security. The servicer denied the request to put anything towards the back of the loan. On 06/11/2020, the new servicer completed the welcome call and went over payment options and website information. The borrower requested the agent to open a file for retention review. The loan has matured, and the borrower is not able to pay the balance in full. On 07/24/2020, the borrower called in to schedule a payment. On 10/01/2020, workout file was closed due to inactivity. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300534	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300535	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300536	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  There was no contact prior to 11/19/20. On 11/19/20, the borrower called in to go over escrow information. The borrower stated will call insurance company. The call was dropped due to technical issues. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300538	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762300539	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender has not attempted to reach the borrower. During the same period, the borrower was able to contact the lender 1 time. On 12/08/2020 the borrower called in and stated he had a new insurance company. There has been no more attempted contact with the borrower since 12/08/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300540	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  Outbound attempt made 1/22/2020 and 1/23/2020. Borrower returned call 1/23/2020 and made promise to pay 1120.42 effective for 1/31/2020. No contact from 1/24/2020 through 4/27/2020. Borrower called in 4/28/2020 to get information on the step rate change. No contact from 4/29/2020 through 10/14/2020. Borrower called in 10/15/2020 for principal balance and an attempt was made to discuss paperless statements but borrower indicated they were at work and hung up. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300541	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/23/2020, 03/31/2020, 05/28/2020, 06/25/2020, 07/30/2020, 08/27/2020, 09/24/2020, 10/30/2020, 11/27/2020, 12/28/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan modified by prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300542	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period
				XX/XX/XXXX	XX/XX/XXXX
762300543	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020.  There was no contact prior to 1/2/20. On 1/02/20, the representative called the co-borrower regarding January due date. The co-borrower scheduled payment on 1/24. On 1/10/20, the borrower called in to get fax number for delinquent tax notice not showing payment issued. On 1/23/20, the borrower called in to update future payment. On 2/11/20, the representative made a courtesy call to the borrower regarding payment. The borrower stated will make a payment on the 14th via online. On 4/6/20, the representative called the borrower to schedule payment. The borrower stated could not pay until 4/13 and requested to delete payment dated for 4/6/20. On 7/6/20, the representative made an outbound call to the co-borrower regarding payment. The co-borrower made a promise to pay scheduled on the 14th. On 8/3/20, the representative made an outbound courtesy call to the co- borrower regarding payment. The c0-borrower stated will be made on the 14th before end of grace period. On 8/18/20, the representative made an outbound call to the co-borrower regarding August payment, if made arrangement. The co-borrower stated just set up an online payment scheduled on 08/28. The reason for default: excessive obligations-borrower was helping a family member. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300544	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020.  There was no contact with the borrower prior to 01/09/2020. On 01/09/2020 the borrower was contacted to secure payment. The borrower stated payment would be made on the 27th of the month. The borrower declined to provide a reason for the late payment and declined to hear assistance options. On 04/06/2020 the borrower called in regarding the escrow increase and was advised it was due to increased taxes that caused a shortage. The borrower advised they would call back on the 27th to make a payment. The borrower called in and made a payment on 07/30/2020. The servicer made numerous contact attempts, however there was no further contact with the borrower. The loan is currently performing with the borrower making all payments late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter XX  bankruptcy filed XX/XX/XXXX and discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300546	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  No contact with the borrower from 01/01/2020 through 01/24/2020. Spoke to the borrower on 01/25/2020 and advised them of the escrow shortage amount. The borrower followed up on 01/27/2020 and they made a payment for the escrow shortage amount. Spoke to the customer on 01/28/2020 and they stated would make a payment on Friday, spoke to the borrower on 01/31/2020 and they stated got a text message and they had opted out of text alerts. Spoke to customer on 02/04/2020 and they stated will call back once funds are available. Spoke to the borrower on 02/17/2020 and they promise to pay on 02/18/2020. Spoke to the borrower on 02/26/2020 and they scheduled a payment for 02/26/2020. The borrower followed up on 02/28/2020 and they stated having trouble paying through the IVR. No contact with the borrower from 02/29/2020 through 05/20/2020. Made numerous attempts to contact the borrower. Spoke to the borrower on 05/21/2020 and they set up a payment for 05/31/2020. Followed up with the borrower on 06/05/2020 and they promise to make a payment before the end of the month. Spoke to the borrower on 06/15/2020 and they stated will call back before the end of the month. Followed up with the borrower on 06/23/2020 and they stated will pay on Friday. Spoke to the borrower on 06/27/2020 and they declined to make payment and will call back. Talked to the borrower on 06/30/2020 and they scheduled a payment for 06/30/2020 with their checking information. Spoke to the borrower on 07/21/2020 and they stated would call back and make a payment through the IVR. Followed up with the borrower on 07/31/2020 and they stated made a payment through the IVR. Spoke to the borrower on 08/31/2020 and they posted a payment for $647.02. Spoke to the customer on 09/15/2020 and they stated will pay by the end of the month. Spoke to the customer on 09/28/2020 and they stated will call in on Wednesday to pay and they got behind due to their pay schedule. Spoke to the customer on 10/21/2020 and they scheduled a payment for 10/31/2020. Spoke to the borrower on 11/16/2020 and they set up a payment. Spoke to the borrower on 11/25/2020 and 11/27/2020 and they stated got behind due to had not been paid yet. The borrower stated will call in on Monday to set up a payment. Spoke to the customer on 12/23/2020 and they stated will pay on the 31st. No more contact with the borrower after numerous attempts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300547	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021.  Borrower advised of name discrepancy due to remarriage on 01/09/2020. Borrower called on 05/26/2020 for mortgage assistance. On 06/25/2020 borrower indicated she was on disability and spouse unable to work. Borrower spouse called 06/30/2020 regarding demand letter and indicated both on disability and borrower did not disclose delinquency. Servicer advised of modification. Borrower and spouse illness cited as reason for delinquency. Borrower made payment 07/20/2020. Servicer advised of modification approval XX/XX/XXXX. Borrower made trial payments 08/11/2020, 09/08/2020 and 11/05/2020. Borrower called for account status on 11/09/2020. Borrower made payment 11/30/2020 and servicer advised modification documents needed. Loan modification processed XX/XX/XXXX and borrower advised of same XX/XX/XXXX. Borrower called about insurance 12/23/2020. Borrower made payment 01/05/2021. Loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300548	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. Loan is Performing.
				XX/XX/XXXX	XX/XX/XXXX
762300549	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020.  There is no borrower contact prior to 2/10/2020. On 02/10/2020 the borrower called in to verify that their January payment posted. The servicer advised that their payment was not posted to their account due to having the wrong loan number. Borrower scheduled a payment for 02/10/2020 in the amount of $1349.81 and 02/21/2020 in the amount of $1362.23. On 02/17/2020, the servicer submitted a payment on behalf of the borrower in error. The servicer advised the non-sufficient fund charge would be waived and that they should call back on the 18th to make their payment. On 02/18/2020, the borrower called in to make a payment. On 02/21/2020, the borrower called into find out the status of the non-sufficient fee that they were charged. The servicer advised that it was waived. On 03/10/2020, the borrower called in to make a payment. On 11/10/2020, the borrower contacted the servicer for favor with their credit reporting with a couple of late payments reported to the credit bureau. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300550	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  From 01/01/2020 to 01/05/2020, there was no communication from the borrower or attempts from the servicer. From 01/06/2020 to 01/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/10/2020, the co-borrower called in and made a payment on the account. On 02/04/2020, the borrower called in to make a payment on the account. From 03/03/2020 to 03/05/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/01/2020, the borrower called in regarding the pandemic options. On 04/01/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/02/2020, the co-borrower called in regarding assistance request from yesterday. On 04/02/2020, the servicer spoke with the borrower regarding the forbearance plan information. On 04/17/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 04/18/2020 to 08/13/2020, there was no communication from the borrower or attempts from the servicer. On 08/14/2020, the borrower called in to make a payment on the account. On 09/15/2020, the co-borrower called in to make a payment on the account. On 10/14/2020 and 10/15/2020, the servicer attempted to contact the borrower and no message was left. On 10/15/2020 the borrower called in to make a payment on the account. On 11/9/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 11/13/2020, the borrower called in to make a payment on the account. On 11/23/2020, the borrower called in regarding paying down the late fees on the account. On 12/8/2020, the borrower called in to make a payment on the account. On 1/12/2021, the co-borrower called in to make a payment on the account. The representative was unable to take the payment. From 01/13/2021 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300551	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Post petition payments completed late charge suspension removed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period
				XX/XX/XXXX	XX/XX/XXXX
762300552	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no borrower contact noted from 0101/2020 to 12/31/2020.  The borrower has made regular payment on time every month so there is no evidence of skip tracing.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300555	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan is currently in bankruptcy.
				XX/XX/XXXX	XX/XX/XXXX
762300556	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with borrowers during review period despite 479 contact attempts from 1/1/2020 through 12/31/2020.  There have been an additional 59 attempts to borrower for January 2021.  Borrowers are current and performing and appear to be making payments late in the month the payment is due.
				XX/XX/XXXX	XX/XX/XXXX
762300558	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/27/2020, 02/27/2020, 03/27/2020, 04/23/2020, 05/27/2020, 06/26/2020, 07/23/2020, 08/26/2020, 09/24/2020, 10/28/2020, 11/25/2020, 12/23/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300560	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020.  no prior contact made to 8/5/2020. On 8/5/2020 borrower stated she will call back to set up the payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300561	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but no contact has not been established. The borrower has been late one time during the review period. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300562	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  On 01/06/20 the borrower called to confirm payment processed. There was no further contact established with the borrower Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300563	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020.  There was no contact prior to 01/07/2020. On 01/08/2020 borrower made a payment. On 01/17/2020 borrower made a payment. On 02/10/2020 called borrower, who stated they mailed the payment on 02/07/2020, verified disclosure and mini Miranda. On 03/09/2020 called borrower who stated they mailed payment last week and asked to have phone number updated. On 04/27/2020 borrower called requesting to know why the payment increased, advised of escrow and borrower requested bi-wwkly be mailed, advised borrower how bi-weekly works ad requirements, borrower understood. On 05/21/20 borrower gave permission for cell phone use and made a payment. Borrower asked if we sent someone to inspect home, advised if person comes back to get more information. On 06/02/2020 borrower scheduled a payment and set up biweekly draft plan. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300564	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020.  On 3/26/2020 borrower called in to schedule a payment. On 10/6/2020 borrower stated that the payment will be made within the grace period. no further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300567	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There was no contact made prior to 12/03/2020. On 12/03/2020 and 12/09/2020, the borrower called in and requested a payoff. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300568	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 146 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 1 time. On 1/27/2020the borrower state the wrong amount was paid and wants a refund. There has been no more attempted contact with the borrower since 12/08/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300573	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with the borrower during the review period. The servicer attempted to contact the borrower 136 times during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300580	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020.  Co-borrower was contacted 01/29/2020 and indicated payment would be made in next day or two. Family illness cited as reason for delinquency. Notes indicated payments made 01/31/2020, 02/29/2020, 03/31/2020, 04/30/2020, 05/23/2020, 06/13/2020, 07/15/2020, 08/14/2020, 09/14/2020, 10/14/2020, 11/14/2020, 12/14/2020 and 01/14/2021. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300581	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  On 01/03/20 borrower contacted promise to pay by the 8th. On 01/22/20 borrower called to inquire about insurance payment. On 02/06/20 borrower advised will make payment on the 10th. On 02/07/20 borrower contact for payment was advised will make the payment. On 03/07/20 borrower will call back to make the payment on the 10th. On 03/10/20 borrower stated spouse will call back to make payment. There was no further contact with the borrower from 03/11/20 to current. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300584	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. No detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300587	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  There was no contact prior to 3/2/20. On 3/2/20, the borrower called in to get clarification on the surplus check received. On 3/3/20, the representative made an outbound call to the borrower regarding payment. The borrower stated can schedule payment for 3/5 using checking account information. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300588	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  There was no contact with the borrower prior to 01/09/2020. On 01/09/2020 the borrower called in and requested a payoff. The borrower inquired about a line of credit and was transferred. On 01/13/2020 the borrower was contacted and advised on the payment increase due to escrows. The borrower scheduled a payment. The borrower called in and made a payment on 02/10/2020. The borrower was advised on the late charge. On 05/11/2020 the borrower called in and requested to cancel a scheduled payment for that day that the borrower stated was made in error. The borrower called in on 07/02/2020 and requested a call back from the refinance department. On 07/14/2020 the borrower called in and scheduled payments for 07/21/2020 and 08/04/2020. The borrower inquired on a home equity loan and took the phone number for the refinance department. The borrower was contacted on 09/15/2020 to secure a payment. A payment was scheduled for 09/18/2020. The borrower was advised on credit reporting. The borrower was contacted on 10/20/2020 and they scheduled a payment for 10/27/2020. On 11/17/2020 the borrower called in and requested a payoff. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300589	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020.  From 01/01/20-03/23/20 there was no contact with the borrower. On 03/24/20 the authorized confirmed was waiting on a check to come in before making a payment online. 04/09/20 the customer confirmed payment would be made late. On 06/29/20 the authorized made a payment of $1412.76 and made aware of the forbearance plan. On 09/22/20 the customer confirmed a payment would be made online. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300590	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  There was no contact made prior to 03/17/2020. On 03/17/2020, the borrower was affected by the pandemic by reduction in hours and income. The agent went over the deferment. The borrower stated will wait a couple of days before deciding and requested a follow up. From March 2020 to July 2020, the servicer entered a workout with the borrower. The borrower was out of work due to the virus and requested assistance up to 90 days. The servicer went over repayment plan, deferment, and loan modification with the borrower. Forbearance was approved and several deferments was processed. During the month of August 2020, the borrower called for status of the forbearance. The agent advised that the extension is until XX/XXXX. The agent explained the terms of the forbearance and went over loss mitigation options. The borrower requested a statement with the total amount due. The borrower stated is trying to get a government grant to help with the missed payments. On 10/27/2020 and 10/29/2020, the borrower advised that the state aided cover the mortgage. The agent told the borrower that payment has been received. The borrower requested that the payment by reapplied and put into escrow to prevent shortage. Agent put in the request and went over the forbearance. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 05/18/2019.  Several deferments was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300591	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020.  From 01/01/20-05/07/20 there was no contact established with the borrower. On 05/08/20 The borrower called about online application and when late fees are due at end of the loan. On 06/05/20 The borrower called in to inquire what happened regarding their June payment. On 06/08/2020, the borrower stated they were having problems making their payment online. On 06/26/2020, the borrower made a payment by phone. On 07/06/20 the borrower called to cancel their forbearance and requested a payment deferral. On 07/31/20 The borrower called to make a payment. There was no further contact with the borrower Loan performing. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300592	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  No contact was established 01/01/2020 - 07/27/2020.  On 07/28/2020 the borrower advised a tax bill was received; agent indicated payment was disbursed.  On XX/XX/XXXX the borrower reported an insurance claim for XXX damage and claim check in the amount of $X.XX received.  Agent explained documentation needed to determine next steps.  On XX/XX/XXXX the borrower discussed claim documentation.  On XX/XX/XXXX the borrower called in regards to funds needed to begin repairs.  On XX/XX/XXXX the borrower reported being discharged from bankruptcy; agent advised online access would be restored once servicer confirms case closure.  No further contact was noted.  The loan is in bankruptcy with no delinquency.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower reported XXX damage with claim funds received.  There is no evidence repairs have been completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300595	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020.  There was no contact prior to 4/17/20. On 4/17/20, the borrower called in stating they are self-employed, and they have been impacted by pandemic. The representative advised of 3-month forbearance plan starts on XX/XX/XXXX and the next steps. On 5/20/20, the borrower called to ask if taxes have been paid on the account. The representative advised taxes was paid on 4/20/20. On 5/29/20, the authorized third party called regarding insurance document submission. The representative advised have not received the documents yet. On 6/17/20, the borrower called regarding the insurance payment. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300596	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  Borrower made a payment 01/04/2020. Co-borrower made payment 02/03/2020, 03/02/2020, 03/31/2020, 04/22/2020 and 06/01/2020. Co-borrower called 06/09/2020 about fees on account. Co-borrower paid fee balance on 06/25/2020. Notes indicated IVR payments 06/29/2020, 07/30/2020, 08/29/2020 and 09/30/2020. Borrower called 10/05/2020 about loan not reporting to credit agencies and online account access. Borrower called about online access 10/12/2020. Notes indicated automated clearing house payments 10/31/2020 and 11/30/2020. Co-borrower called 12/01/2020 to pay shortage and adjust auto draft amount. automated clearing house payments made 12/28/2020 and 01/29/2021. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior Chapter XX bankruptcy was discharged in XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300597	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  There was no contact prior to 04/22/2020. On 04/22/2020 the servicer called and spoke with borrower who stated is not able to make payments stating her and spouse are out of work and has children that came home from college. The agent discussed deferment / forbearance and advised that someone will be calling back within 7 to 10 business days. On XX/XX/XXXX the servicer spoke with borrower and advised has been approved for 3 month forbearance beginning XX/XX/XXXX ending XX/XX/XXXX. The agent advised will be contacted prior to forbearance plan ending and if not able to bring current will offer loss mitigation options. The borrower was advised no negative credit reporting while on forbearance plan. On 06/02/2020 the borrower called in regarding letters received about forbearance but also letters about being delinquent but the call was dropped. On XX/XX/XXXX the borrower called in and the agent advised of active forbearance plan. The borrower stated has not returned to work and has not received any funds from unemployment. The agent advised that they can be reviewed for forbearance extension. The borrower inquired about refinance options and the agent advised that they can seek a lender and provide contact to discuss refinance options. On 06/16/2020 the borrower called in an stated still out of work and has not received unemployment funds. The agent inquired about a return to work date and the borrower advised has not been given a date. The agent advised will request a two month extension through the end of August. On XX/XX/XXXX the servicer called and spoke with borrower and informed that the two month extension was approved through the end of XXX and that the negative credit reporting will continue to be suspended. On XX/XX/XXXX the borrower called in and advised that they will not be returning to work on 09/02/2020 and concerned with the payment due in September once the forbearance expires. The forbearance plan was extended for an additional three months beginning XX/XX/XXXX ending XX/XX/XXXX. On 09/28/2020 the borrower called in stating believes the forbearance expires end of XXX and the agent advised extension is through the end of XXX. The borrower inquired about loan modification since the co-borrower no longer lives in the property and will be difficult to make the payments with one income. The agent updated income and advised of little to no payment change but may have principal forgiveness. The agent sent out package and advised of the documents needed. On 10/12/2020 the servicer spoke with borrower who stated that the hardship is resolved and would resume making payments in October and requested forbearance to be withdrawn. On 11/20/2020 the borrower called in and stated that they submitted documents for modification review and has not received a response. The agent advised documents received 11/02/2020 and was under impression that since payments are being made no assistance was needed.  The borrower advised of previous contact where they inquired of a possible modification with principal forgiveness due to imminent default. The agent advised that that program expired and the borrower stated documents were submitted months ago. The agent verified that the documents were just received the beginning of November and were dated for 10/20 and could not have been sent in earlier than that. The agent advised that due to deferred balance the payments would increase and advised of possible refinance but borrower was not interested. Borrower stated will continue to make the payments as normal. On 01/08/2020 the borrower called in and expressed concern with the payment increase. The agent reviewed the account and advised of recent escrow analysis was performed and advised of the escrow shortage. The agent advised can request to have the escrow spread over more months to help lowering the payment but cannot guaranteed would be approved. The borrower understood an advised to submit the request. The servicer called and spoke with the borrower regarding payment and the borrower made the payment in amount of $1721.4. The agent advised that the escrow shortage was spread out over 24 months beginning 01/2021. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300598	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020.  There was no contract prior to 01/10/2020. On 01/10/2020, 02/14/2020, 03/13/2020, 04/14/2020, 05/11/2020, 06/15/2020, 07/03/2020, 08/17/2020, 09/15/2020, 10/09/2020, 11/14/2020 and 12/15/2020 payments were made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300599	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020.  From 01/01/2020 to 01/16/2020, there was no communication from the borrower or attempts from the servicer. From 01/17/2020 to 01/29/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/30/2020 to 04/01/2020, there was no communication from the borrower or attempts from the servicer. On 04/02/2020, the borrower advised was affected by pandemic and directed to apply for assistance online. From 04/3/2020 to 06/10/2020, there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, the borrower called in to request an extension on the forbearance plan. On 06/15/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 06/17/2020, the co-borrower called in requesting to speak with single point of contact. On 06/17/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On XX/XX/XXXX, the servicer spoke with the borrower regarding the forbearance extension and current plan. On 06/22/2020, the servicer spoke with the borrower and borrower advised of current employment status and advised needing assistance. On XX/XX/XXXX, the servicer spoke with the borrower to confirm forbearance extension. On 07/24/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 08/19/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/16/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/23/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/29/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 10/8/2020, the co-borrower called in regarding payment due date. On XX/XX/XXXX, the pandemic deferment was completed. From 10/24/2020 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferment completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300603	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  There was no contact with the borrower prior to 03/09/2020. On 03/09/2020 the borrower was contacted, and they made a payment over the phone. The borrower was advised on the taxes that were paid. The borrower was contacted on 04/16/2020 and they made a payment. On 05/27/2020 the borrower was contacted to secure payment. The borrower stated the payment was late due to oversight. The borrower made the payment over the phone. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300604	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020.  No further contact made prior to 10/23/2020. On 10/23/2020 borrower advised that he made payment for wrong date and the payment was made yesterday was supposed to be for 10/26. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300606	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020.  There is no borrower contact noted from 01/01/20 to 06/11/20 when the borrower sent in a text via the email system to discuss online with a client representative the account status. There is no further borrower contact noted during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300607	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact prior to 1/10/20. On 1/10/20, the borrower called in request $15 nsf fee back on 10/31/19 to be researched and did not want extra payment taken out, but it was drafted instead. A task was assigned. On 4/10/20, the borrower called regarding surplus check. On 4/17/20, the representative made outbound call to the borrower regarding April payment. The borrower stated already made payment. The representative payment was short due to escrow increase. The borrower wanted to know why escrow increased. The representative advised will send escrow analysis via email so borrower can review. The borrower will make the remaining amount of April via BillPay. On 6/2/20, the representative made a courtesy call to the borrower regarding June payment. The borrower stated will make payment on the 13th of this month via online. On 12/15/20, the borrower called in to make sure paying the correct amount. The representative confirmed amount being received is $1390.57. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300613	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  No contact prior to 01/03/20. On 01/03/20 borrower called and stated should not be getting paper statements. On 01/07/20 borrower called about monthly payment change due to insurance. On 01/09/20 borrower scheduled a payment by phone. On 02/06/20 borrower advised that primary borrower was deceased and scheduled a payment by phone. On 03/06/20 borrower scheduled a payment by phone. On 03/17/20 borrower was advised that death certificate had been received. On 04/04/20 borrower processed a partial payment and was advised that account had been updated with insurance and payment adjusted. On 04/125/20 borrower scheduled a payment by phone. On 05/05/20 borrower called about making payment and was advised of processing fee. On 06/09/20 borrower scheduled a payment by phone. On 07/13/20 borrower scheduled a payment by phone. On 08/20/202 borrower scheduled a payment by phone. On 09/10/20 borrower scheduled a payment by phone. On 10/07/20 borrower scheduled a payment by phone. On 11/12/20 borrower scheduled a payment by phone. On 12/23/20 unauthorized 3rd party scheduled a payment by phone. No further contact. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300617	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact within review period.  No contact attempts from 1/1/2020 through 12/8/2020. from 12/92020 through 12/25/2020 there were 11 contact attempts made.  Loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300618	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact from 01/01/20-04/07/20. On 04/08/20, the borrower called in for options due to pandemic. On 04/15/20 the customer called regarding the forbearance and gave third party authorization. 06/11/20 the borrower called in regarding a forbearance plan. On 07/31//20 the customer inquiries about escrow analysis. 08/17/20 the borrower requested late fee waiver and discussed forbearance. On 09/10/20 the customer requested assistance due to impact from XXX. 09/11/20 the borrower postdated payment for 09/30/2020 iao $1 519.24. On 10/03/20, the borrower called requesting escrow analysis.11/06/20 the insurance agent planned to email the adjusters report in regarding indexing document. On 11/18/20 the customer gave authorization for third party. On 12//14/20 the customer made a payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XX/XX/XXXX notes XXX, no evidence of damages.
				XX/XX/XXXX	XX/XX/XXXX
762300623	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  There was no contact prior to 03/02/2020. Borrower called 03/02/2020 regarding surplus payment and servicer advised to submit for escrow account. On 04/03/2020, the borrower was contact for payment and advised the account is on autopay through BillPay. The borrower also confirmed no impact due to pandemic. On 06/17/2020, a non-authorized third party lender requested a payoff quote and was denied. Payoffs were subsequently requested via the borrower online and an authorized title company from 07/09/2020 through 10/10/2020. Comments note that the reason for payoff request was for transfer of ownership with the closing on or before 10/31/2020. Another payoff statement requested 01/11/2021. Borrower called 01/20/21 to provide authorization for spouse and requested tax research for a delinquent tax bill received. Research found on 01/25/2021 that the first installment of 2019 taxes were not paid by the prior servicer and payment was disbursed. Another payoff statement was requested 01/26/2021. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300624	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  No contact with the borrower from 01/01/20 through 05/11/20. On 05/12/20 borrower stated will make payment. On 06/06/20 borrower contact discusses online payment option is available. On 07/16/20 discussed payment. On 07/17/20 borrower called about payment being returned scheduled payment. On 09/16/20 borrower called to inquire on general account information and works for the government and sometimes pay gets delayed. Scheduled a payment. On 12/02/20 borrower requested a payoff to be sent via email. On 12/03/20 borrower requested pay off on file. There was no further contact with the borrower from 12/04/20 to current The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300626	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/02/2020, 02/26/2020, 04/22/2020, 05/05/2020, 06/18/2020, 07/16/2020, 10/13/2020, 11/17/2020, 12/15/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan modified by prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300627	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020.  There were no contacts prior to 01/06/2020. On 01/06/2020 the borrower called to confirm that the payment was scheduled. The agent confirmed that the payments are scheduled for 01/06 and 01/20. On 01/07/2020 the co borrower called to confirm that the automated payments are active. On 02/03/2020 the borrower inquired about payments on account. On 02/04/2020 the co borrower called about the escrow surplus. On 02/06/2020 the borrower called requesting a copy of the lender placed policy. On 05/11/2020 the co borrower called to request pandemic assistance. On 05/12/2020 the borrower stated that they are not interested in a forbearance. On 05/15/2020 the borrower called in regarding the status of the loan. On 05/16/2020 pandemic assistance was declined. On 05/26/2020 the borrowers stated that they have not received the statement and requested that it be emailed. Borrower stated that they are on automated payments and should not be late. The borrower requested that an updated payment history be sent. On 06/09/2020 the borrower requested the policy information so they can obtain the renewal information. On 06/22/200 the borrower called about biweekly payments. On 07/15/2020 the borrower called regarding a forbearance. The agent advised that it was declined on XX/XXXX and last update was 06/30. On 07/16/2020 the borrower requested a letter stating that they are not on a forbearance. On 08/21/2020 the co borrower called in and asked for insurance documents. On 10/05/2020 the borrower called to get a statement sent out and proof of Lender place insurance. The call was transferred to the  insurance department. On 10/06/2020 the borrower called in wanting an updated statement. They made a promise to callback and pay the $150 fee. On 10/07/2020 the borrower stated that they have the statement but it is still showing past due. On 10/09/2020 the borrower scheduled a payment and requested a status letter showing that the account is current. On 10/22/2020 the borrower requested a copy of the lender places insurance policy be sent via email. On 11/04/2020 the borrower called to get the account status sent to them. On 11/14/2020 the borrower stated that the statement does not show that the loan is current. The agent advised that is because they pay biweekly. A verification of mortgage and payment history was sent via email. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300628	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  From 01/01/20-04/05/20 there was no contact with the borrower. On 04/06/20 the borrower called to see why payment decreased advised of the overage in payment. On 05/13/20 the borrower called advised will mail tax exempt documents. On 06/15/20 the borrower called promised to pay. On 10/06/20 the borrower called for fax number to send documents. On 12/21/20 The borrower called about payment increase advised insurance went up from 1081.08 to 1934.62 borrower stated will contact insurance company. There was no further contact established the remainder of the review period. Loan Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300629	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  No contact with the borrower from 01/01/2020 through 02/20/2020. Spoke to the borrower on 02/21/2020 and they called to verify the payment amount. Spoke with the customer on 03/02/2020 and they promised to make a payment for $536.67. Spoke to the borrower on 04/01/2020 and they called to verify the IVR payment. No contact with the borrower from 04/02/2020 through 07/05/2020. The customer called on 07/06/2020 and they scheduled a payment. Spoke to the borrower on 07/14/2020 and they called to verify when their payment would be coming out. The customer was advised it would be on 07/15/2020. The customer wanted to know how to add their grandson on the account. The borrower was advised to send in a letter. The borrower followed up on 07/31/2020 to schedule a payment. Spoke to the borrower on 08/27/2020 and they called in to schedule a payment for 09/16/2020. Spoke to the borrower on 10/30/2020 and they called to schedule a payment for 11/18/2020. The customer followed up on 11/16/2020 and they scheduled a deletion of the payment for 11/18/2020. The borrower paid via the IVR for 11/16/2020. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300630	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  From 1/2/2020 through 4/6/2020 there were 66 outbound attempts. Borrower called in 4/6/2020 because they were reviewing the 1098 statement and it does not reflect taxes paid in 2019. Borrower was advised that they had no disbursement for 2019 and provided number to county tax department. From 4/8/2020 through 12/25/2020 there were 177 more outbound contact attempts. For month of January 2021 there are 50 more outbound contact attempts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300631	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  During the review period 12/01/2019-11/30/2020, the lender attempted to reach the borrower 600 times and received a prerecorded message. The borrower has not called into the servicer during the review period. There has been no more contact with the borrower since 12/30//2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300632	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  The account is in active Chapter XX Bankruptcy. There was no contact with the borrower prior to 01/13/2020. On 01/13/2020 the borrower called in and made a payment. The borrower called in and made payments on 02/07/2020 and 03/06/2020, no further items were discussed. On XX/XX/XXXX the borrower called in and stated their employment had been impacted by the pandemic. The borrower was advised on loss mitigation options. A three month forbearance plan was set up. The borrower called in on 04/10/2020 to make a payment, the borrower was upset at the verification process and ended the call. The borrower was contacted on XX/XX/XXXX and the forbearance plan was extended by three months. On XX/XX/XXXX the borrower was contacted and advised on the forbearance plan and contact during the plan. The borrower understood. A follow up call was made to the borrower on 09/01/2020, the borrower had been making payments. There was no further contact with the borrower. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300634	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  On 01/08/2020, the borrower requested to change the draft date to 01/16/2020. The borrower found out that their social security check did not get deposited into the new account. The borrower also requested the 1098 tax form. On 01/27/20, the servicer provided contact information to call the servicer and processed the borrower's payment. The borrower stated that the payment did not go through their bank. The agent went over NSF charges with the borrower. During the month of March 2020, the borrower stated that their son helps with the payments. The borrower is to speak with their son. The agent also went over letter received regarding payment. The borrower made a promise to make a payment. On 04/07/2020 and 04/27/2020, the servicer made an outbound call to the customer. Borrower #2 and borrower #1 have two different pay periods so they must make payments at the end of the month. Borrower declined to schedule a payment. On 04/30/2020 and 05/18/2020, the servicer went over the payment increase and escrow shortage with the borrower. On 05/19/2020, the servicer made an outbound call to the customer. The borrower declined to schedule a payment. On 05/28/2020, the servicer went over the escrow shortage and analysis with the borrower. From June 2020 to December 2020, the servicer or the borrower would make contact regarding payment. The servicer went over the NSF return check and late fees. During the month of January 2020, the servicer or the borrower would make contact for payment. On XX/XX/XXXX, the servicer went over late fees and NFS charges with the borrower. The borrower stated was unable to make a payment due to the pandemic. The servicer set the borrower up on a 3 month forbearance. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300635	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact prior to 06/15/2020. On 06/15/2020 the borrower called in to inquire about the changes on their account. On 12/15/2020 the borrower called about a past due amount but no notes could be found. Borrower wanted to do a draft payment for today. No further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300636	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  On 01/02/2020 to 09/17/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/17/2020, the servicer spoke with the borrower and the borrower processed a payment on the account. From 09/17/2020 to 11/2/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On XX/XX/XXXX, the borrower called in to request insurance documents for the property. On XX/XX/XXXX, the authorized third party called in requesting insurance declaration page. On 12/2/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 12/2/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. On XX/XX/XXXX, the claim check was deposited due to XXX damage with a date of loss as XX/XX/XXXX From 01/04/2021 to 01/09/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On XX/XX/XXXX, the claim check was mailed to the borrower. From 01/13/2021to 01/25/2021, there was no communication from the borrower or attempts from the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300637	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no borrower contact prior to 7/8/2020. On 07/08/2020, the servicer made inquiry as to whether any assistance will be needed after this month. On 08/17/2020, the servicer advised that forbearance ended in July and account is current. There was no further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300641	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  No contact prior to 03/09/20. On 03/09/20 borrower stated spouse made payment online and was advised no payment has posted. On 12/01/20 borrower stated will speak with spouse about the payment. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300642	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300647	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  No contact made with the borrower from 01/01/20 through 02/02/20. On 02/03/20 borrower stated out of town and will make payment when returns. On 02/20/20 borrower inquired about late fee interest was advised no interest on late fees. on 03/03/20 borrower refused payment will make payment online. On 03/06/20 borrower stated will make payment online on the 10th. On 07/02/20 borrower stated will make payment online. On 07/13/20 borrower stated will be making payment within grace period. On 08/04/20 borrower will make payment online. On 08/21/20 borrower inquired about late fee payment was advised was posted. On 12/10/20 making a courtesy call and will make payment online. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300650	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  No contact from 1/1/2020 through 4/2/2020. From 4/3/2020 through 4/7 2020 there were 7 outbound contact attempts. Borrower called in 5/27/2020 to discuss breakdown of fees on the account. Borrower was advised that there were late fees, legal fees, and other fees on the account. From 6/2/2020 through 6/5/2020 there were 12 outbound contact attempts. From 8/3/2020 through 8/4/2020 there were 9 outbound contact attempts. From 9/2/2020 through 9/12/2020 there were 32 outbound contact attempts before payment was made through IVR. No further attempts or contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300652	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  From 01/01/20-04/05/20 there was no contact with the customer. On 04/06/20 and 04/24/20 the customer discussed payments in the amount of $14 applied to the overdue fee showing on the acct. There was no further contact made and the account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300653	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Spoke to the borrower on 01/08/2020 and they stated will be doing an automated clearing house payment. No contact with the borrower from 01/09/2020 through 12/31/2020. The borrower is making regular payments on the loan. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300654	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact or contact attempts with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300655	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  There was no contact with the borrower prior to 05/22/2020. On 05/22/2020 the borrower was contacted to secure payment. The borrower advised they thought the payment had been made and would make the payment online. The borrower advised of solicitation they had received regarding selling the property and was advised to disregard if they were not interest in selling. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300656	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  No contact prior to 12/11/20. On 12/11/20 borrower was advised that last 2 payments were in suspense and had not been applied. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300658	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  On 01/02/20 the borrower called advised loan approved for deferment. On 03/30/20 Called the borrower promised to pay. On 04/04/20 called the borrower who promised to pay also expressed tired of receiving calls. On 05/16/20 The borrower called to see when hazard insurance is due advised policy expired and no evidence received state new insurance has been obtained. Borrower stated will send in insurance. On 06/15/20 the borrower called to verified when payment sent out. On 10/30/20 the borrower called promised to pay. On 12/07/20 the borrower called to make a payment advised of late fee borrower did not make payment. On 12/11/20 the borrower called promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300660	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and multiple attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300661	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Despite several contact attempts from the servicer, there was no contact with the borrower from 01/01/2020 to03/30/2020. On 04/01/2020, the borrower called in to get assistance with accessing their online account. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300663	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  From 01/01/20-05/03/20 there was no contact made. 05/04/20, the customer requested to do bi-weekly payment. On 05/5/20 the customer discussed late payment fee and was informed on the web portal. On 06/01/20 the borrower confirmed when the bi-weekly payments would be taken from account. On 10/01/20 the borrower inquired if the grant from the county had been received. It was confirmed it was not. 10/19/20 the customer confirmed a grant was issued for the mortgage payments. On 10/23/20, the customer called to confirm a payment sent in as a check. On 11/09/20 the borrower called regarding assistance check sent for 3 months payment. 12/01/20 the customer discussed breakdown of fees. On 12/10/20 the customer requested the payment to be applied correctly to the account and confirmed bi-weekly payment scheduled. On12/28/20 the customer called to cancel the auto payment and discussed taxes to be paid in April. The loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300664	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  On 01/08/20 borrower inquired on late fees due. On 01/21/20 borrower inquired about payment and ACH. On 03/16/20 Borrower called in to discuss options regarding missed payments and requested bi-weekly payments be cancelled. On 03/25/20 borrower requesting assistance due to covid, requested automated clearing house be stopped. On 04/02/20 borrower requested refund due to automated clearing house stopped and was still drafted reset password. On 04/14/20 borrower called about account being drawn after was cancelled. Advised can send in a dispute in writing if customer service cannot assist. On XX/XX/XXXX borrower called to confirm forbearance plan offer. Borrower stated receiving unemployment and will make payments so not to get behind. On 04/28/20 borrower requesting payment returned that was pulled on 03/30, was advised will follow up. On 05/08/20 borrower called in about automated clearing house draft was advised no drafted and payment deferred. On 05/15/20 discussed workout options requested deferment. On 06/09/20 explained forbearance process. On 06/15/20 borrower inquired on how payment was posted requested a reversal as should not posted to just principal. on 08/28/20 borrower discussed escrow as was not advised it was not included. On 09/02/20 explained to borrower the process and payments will resume in October. On 09/24/20 discussed deferment and will be able to make payments in October. On 10/06/20 discussed bi-weekly payments. On 11/04/20 discussed escrow shortage out 36 months. On 12/02/20 borrower called in to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300665	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  There was no contact with the borrower prior to 01/10/2020. On 01/10/2020 the borrower called in and inquired on the grace period. The borrower scheduled a payment. The borrower called in on 02/13/2020 to inquire on the shortage from the escrow analysis. The borrower also scheduled a payment. On 03/27/2020 the borrower called in and advised their employment had been impacted due to the pandemic. The borrower was advised they would receive a call back. The borrower was contacted on XX/XX/XXXX and advised on approval for two months of forbearance and the plan details. On XX/XX/XXXX the borrower was contacted and advised of forbearance plan extension through July. The borrower stated they plan on continuing to make payments. On 06/01/2020 the borrower called in and inquired if they were able to make a payment as they were unable to do so online. The borrower advised they would call in the next day to make the payment. The borrower called in on 06/02/2020 and 06/16/2020 to make payments. The borrower called in on 06/26/2020 returning a phone call and was advised the call was for an update on the forbearance. The borrower called in on 07/09/2020 and was advised of the loan status. The borrower inquired on auto pay and was advised on the benefits of bi-weekly payments. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300666	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modified by prior servicer
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300667	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  On 01/10/2020, the servicer went over account information with the borrower and processed payment. On 04/14/2020, the servicer made an outbound call to the borrower. XXX has been declared a disaster and the servicer asked if the borrower was affected. The borrower said no. The servicer went over loss mitigation options and processed the borrower's payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300668	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  01/1/20 Begin the review and first note is 1/3 billing statement sent out. 1/9/20 NSF check noted and 1/15/20 Borrowers AP3, husband phoned in to discuss the loan and advised of the NSF check and borrower stated they did not schedule a payment for 1/6 but records show scheduled on 12/9/20 and on 2/3/20 Payment was made on the loan. Attempts to reach the borrower for March due to no payment and scheduled payment on 3/11/20 and another payment for 4/1/20. pandemic email campaign 3/17/20 3/31 Inbound calls noted from borrower by did not see what the reason was. On 4/3/20 NSF check returned and reached borrower and they mix up in scheduling loan. Payment was scheduled on 4/15/20 and payment was set up for AP3 for 4/17/20. On 5/2/20 regular payment made by IVR and on 6/2/20 attempted to reach borrower and she stated payment would be made by end of week. Attempted to reach borrower and spoke on 6/8/20 and payment promised for 6/10 and promise kept. 7/1 payment was scheduled on the loan. Attempts to reach borrower on 8/3 and payment was made by IVR later that same day. 9/7/20 Borrower made regular payment on the loan and 10/6 Borrower made regular payment and additional payment on the loan escrow account. 11/2/20 Attempted to reach the borrower and they called inbound and made another payment for the escrow account and she asked to see about assistance with the payment but do not see there was any loss mit. The borrower made a payment on 12/8/20 and attempted to reach the borrower on 12/18 and stated inbound call from borrower but do not see the conversation. 01/11/21 Last noted contact with the borrower was when payment was made on the loan. end of comments The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300669	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There were no contacts prior to 01/15/2020. On 01/15/2020 borrower called to make a payment advised of fee, stated will pay through IVR, credit cards not accepted. On 02/16/2020, 03/12/2020 payments were made. On 04/06/200 borrower called regarding Covd-19, advised will be placed on call back list, may take 7-10 business days. On XX/XX/XXXX borrower notified of forbearance approval, term XX/XX/XXXX to XX/XX/XXXX. On 08/04/2020 borrower called RFD curtailment of income, due to pandemic, asked for extension of forbearance plan. On 08/05/2020 borrower asking about options, advised forbearance extension. On XX/XX/XXXX still as hardship and requesting 3 month extension. Approved XX/XX/XXXX to XX/XX/XXXX. On 09/29/2020 borrower indicates hardship is resolved and payments will resume. On 10/12/2020 borrower made 2 payment and brought the account current. On 10/28/2020 borrower called for general information, asked how to get name off property, advised refinance or payoff. On 11/0/2020 co borrower called to schedule a payment for 11/15/2020. On 12/09/2020 co borrower made a payment for 12/10/2020. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300670	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021.  On 01/01/2020, there was no communication from the borrower or attempts from the servicer. From 01/02/2020 to 02/03/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 02/04/2020, the borrower called in and provided verbal authorization to speak with insurance agent. Authorized third party inquired about insurance payment. From 03/03/2020 to 04/13/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/05/2020, the borrower called in to make a payment on the account. From 05/06/2020 to 07/12/2020, there was no communication from the borrower or attempts from the servicer. On 07/13/2020 and 08/12/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 08/13/2020 to 01/18/2021, there was no communication from the borrower or attempts from the servicer. From 01/19/2020 to 01/26/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/27/2021, the servicer spoke with the authorized third party regarding the status of the payment. From 01/28/2021 to 01/30/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300672	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  No contact prior to 12/30/20. On 12/30/20 borrower was advised of shortage due to escrow. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300673	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020.  There were no contact attempts from 1/1/20 to 5/6/20 due to performing status. The borrower was unresponsive to the servicer's contact attempts from 5/7/20 to 5/15/20. On 6/3/20 the borrower called to request assistance due to a pandemic impact and accepted a forbearance plan. On 8/31/20 outbound contact was made with the borrower to confirm can resume payments; the borrower confirmed. The borrower was not receptive to the servicer's contact attempts from 10/9/20 to 12/15/20. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300674	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower from 01/01/2020 through 12/31/2020. The loan is performing and the borrower is making regular payments.
				XX/XX/XXXX	XX/XX/XXXX
762300675	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  On 01/08/20 called the borrower promised to pay. On 02/14/20 the borrower called wanted to make a payment. On 03/05/20 the borrower called to make a payment. On 04/09/20 called the borrower processed payment. On 05/08/20 the borrower called to setup payment. On 07/07/20 Called the borrower processed payment. On 08/13/20 the borrower called to make sure payment scheduled correctly. On 09/25/20 The borrower called stated will make payment today. On 12/02/20 the borrower called to get help with website. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300676	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There was no contact noted from 01/01/2020 to 02/24/2020. On 02/25/2020, the borrower stated they were experiencing a curtailment of income and made a promise to pay. On XX/XX/XXXX, the borrower called in with payment inquiries and requested a forbearance plan. On 04/15/2020, the borrower made a payment by phone. On XX/XX/XXXX, the borrower requested a forbearance extension. On 12/22/2020, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified by the prior servicer.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300679	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  From 01/01/2020 to 03/03/2020, there was no communication from the borrower or attempts from the servicer. From 03/04/2020 to 08/06/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/10/2020, the borrower called in to make a payment on the account. From 09/02/2020 to 01/15/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/16/2021 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300683	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is no evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300685	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  On 1/9/20, 1/10/20 and 2/7/20 the borrower called to make a payment. There were no contact attempts from 2/8/20 to 5/17/20 due to performing status. On 5/18/20 outbound contact was made with the borrower, who made a payment. The borrower called on 5/27/20 to make an additional payment. The borrower was not responsive to contact attempts by the servicer from 7/2/20 to 8/3/20. On 8/4/20 outbound contact was made with the borrower, who made a payment. On XX/XX/XXXX the borrower called to advise that a claim for XXX damage had been filed. The borrower was not responsive to contact attempts by the servicer from 9/2/20 to 9/14/20. On 9/15/20 outbound contact was made with the borrower, who made a payment. The borrower was not responsive to contact attempts by the servicer from 10/2/20 to 10/14/20. On 10/15/20 outbound contact was made with the borrower, who made a payment. The borrower was not responsive to contact attempts by the servicer from 11/6/20 to 11/15/20. On 11/16/20 outbound contact was made with the borrower, who made a payment. The borrower was not responsive to contact attempts by the servicer from 12/9/20 to 12/14/20. On 12/15/20 outbound contact was made with the borrower, who made a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to advise that a claim for XXX damages incurred on an unspecified date had been filed. On XX/XX/XXXX the servicer received the proceeds of $X.XX; the funds were released to the borrower on XX/XX/XXXX. The commentary provided does not reflect any damage details, or that repairs were started or an inspection performed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300686	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  On 01/11/2020 and 01/14/2020, the borrower called in to get account information. The servicer went over the billing statement, fees, taxes, and escrow. The borrower is disputing fees and will be fax a letter. The servicer advised that the payment increase was due to taxes. From February 2020 to April 2020, the borrower called in and the servicer discussed taxes, escrow analysis and fees with the borrower. The borrower stated that the escrow analysis was wrong. The agent submitted a request. The servicer went over the escrow shortage and the borrower submitted payment. The servicer corrected the escrow and payment is now lower. On XX/XX/XXXX, the borrower called in and stated is now working in the summer. The borrower was approved for a forbearance. From XX/XX/XXXX to XX/XX/XXXX, the servicer entered a forbearance and deferment with the borrower. The servicer also went over other loss mitigation options. The borrower also requested a payoff statement. On 11/11/2020 and 11/17/2020, the borrower called in and wanted to confirm the automatic draft is set up. The agent advised that the draft has not been set up and can go online. The borrower scheduled a payment over the phone. On 12/09/2020 and 01/11/2021, the borrower called in to make a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy was mentioned during the review.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Several Deferments has been completed on the account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300687	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact with the borrower from 01/01/2020 through 06/07/2020. Spoke to the borrower on 06/08/2020 and they call to state they will send a payment at the end of the month. Spoke to the customer on 08/12/2020 and they promise to pay on 08/14/2020. The borrower called on 09/10/2020 and they needed a password reset. The customer followed up on 09/15/2020 and they called to see if the payments they made could be deleted. A refund request was put in for the borrower. Followed up with the borrower on 09/18/2020 and they stated could not make a payment. The customer called back 09/18/2020 and stated the mortgage company was supposed to deduct payments. No contact with the borrower from 09/19/2020 through 12/16/2020. Spoke to the customer on 12/17/2020 and they authorized a payment from their checking account. Spoke to the borrower on 01/13/2021 and they set up a payment from their checking account for 01/15/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300689	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  From 01/01/2020 to 02/26/2020, there was no communication from the borrower or attempts from the servicer. From 02/27/2020 to 03/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/11/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. On 03/16/2020, the servicer spoke with the borrower regarding the payment and the borrower advised how the payment will be made. From 03/26/2020 to 03/28/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/04/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. From 04/15/2020 to 11/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 11/17/2020, the servicer spoke with the borrower and the borrower advised of status of the payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300690	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300692	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  No contact from 01/01/2020 - 04/01/2020. 04/02/2020 - Borrower made inquiry on fees on the account. 04/06/2020 - Servicer advised borrower of forbearance option. 04/17/2020 Borrower advised of being out of work due to pandemic. 05/1/2020 - Servicer advised that recent payment was not late. 05/20/2020 - Authorized third party was advised that borrower has an escrow account. 09/15/2020 - Borrower called to ask why she has an over due charge. Servicer advised the borrower she does not have a charge and all that is due 10/01/2020 is $681.27.  10/15/2020 - Borrower will make payment to cover the fees on the account. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300695	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020.  There was no contact with the borrower prior to 01/06/2020. On 01/06/2020 the borrower was contacted to secure payment however the call quality was poor, and the call was released. The borrower was contacted on 02/03/2020 and the stated they would make the payment within the grace period. On 04/10/2020 the borrower was contacted to secure payment and they stated the payment would be made in a few days. The borrower was contacted on 05/06/2020 and advised of the account details and methods of payment. The borrower stated they would make the payment within the grace period. ON 05/20/2020 the borrower was contacted, and they stated they would need to contact their bank prior to making a payment. The borrower was contacted on 06/02/2020, 06/09/2020 and 06/16/2020 to secure a payment. The borrower stated payment was late due to their pay period and would call in the payment the next day. The borrower was contacted on 08/13/2020 and 08/20/2020 to secure payment. There was no further contact with the borrower. Payments throughout the review period were called in by an unauthorized third party. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300696	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020.  No contact with borrower from 01/01/20 through 02/16/20. On 02/17/20 borrower inquired on insurance premium about looking into other company. On 07/15/20 borrower called to inquire about the amount of interest paid for 2019. There was no further contact with the borrower from 07/16/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300697	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  From 01/01/20-02/13/20 there was no contact made. On 02/14/20 a payment was processed. On 03/06/20 the customer discussed escrow increase and scheduled a payment. On 04/09/20 and 05/04/20 the borrower advised they were laid off but was able to schedule a payment. assistance options were also discussed. On 09/18/20 the customer made a payment. On 11/17/20 the customer inquired about the refinancing number. 11/18/20 the borrower inquired about refinancing and scheduled a payment for the 12th. On 12/18/20 the customer processed a payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300699	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower said tenant not paying when contacted 01/24/2020 and 01/27/2020. On 03/10/2020 borrower called for amount due and servicer provided breakdown of monthly payment, late fees, and other fees. Borrower was contacted 03/24/2020 and said rent slow but should make payment by end of month. Borrower called for assistance options for pandemic on 03/30/2020. On XX/XX/XXXX borrower indicated tenants impacted by pandemic. Forbearance approved and set up on account the following day. Notes indicated payments deferred XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. No subsequent contact. Borrower has continued to make payments through ACH. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300700	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  There was no borrower contact prior to 03/31/2020. On 03/31/20 called the borrower called requested pandemic assistance. On 05/20/20 Called the borrower updated phone number and mailing address. On 05/26/20 the borrower called about forbearance explained options. On XX/XX/XXXX the borrower called in advised payment has been deferred. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300705	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020.  There was no contact with the borrower from 01/01/2020 through 03/17/2020. On 03/18/2020 the borrower scheduled a payment and requested that an automated payment form be sent out. There was no contact with the borrower from 03/19/2020 through 08/04/2020. On 08/05/2020 The agent informed the borrower that the payment was returned for insufficient funds. The borrower scheduled another payment by phone. On 08/07/2020 the borrower requested that the $15 insufficient funds fee be waived. On 08/20/2020 the borrower called in to discuss a letter they received. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Email campaign for XXX but do not see that they are located in the XXX area and no damages or impact was noted
				XX/XX/XXXX	XX/XX/XXXX
762300706	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  Spoke to the borrower on 01/15/2020 and they stated waiting on disability and they will make a payment. Spoke with the customer on 01/24/2020 and they promise to pay on 01/29/2020. Spoke with the borrower on 02/04/2020 and they promise to pay on 02/28/2020. The borrower followed up on 02/12/2020 and they wanted to make a payment for 02/12/2020. No contact with the borrower from 02/13/2020 through 04/02/2020. Spoke to the customer on 04/03/2020 and they stated on disability and now their spouse is out of work due to the virus. The customer wanted to know the best options for assistance and interested in a forbearance. The borrower followed up on 04/09/2020 and the forbearance details were discussed, and they understood. Spoke to the borrower on 04/15/2020 and they wanted to know the name of the company to refinance the mortgage. The borrower followed up on 04/21/2020 and they declined the forbearance and they stated and will make scheduled payments. Spoke to the customer on 05/19/2020 and explained the IM system was down. No contact with the borrower from 05/20/2020 through 01/13/2021 Spoke to the customer on 01/14/2021 and stated made a payment on December 15th and they wanted to know what the $25.00 fee was. The customer was advised it was a fee from December. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300708	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  There was no contact with the borrower prior to 03/03/2020. On 03/2020 the borrower was contacted and stated they would make the payment by 03/10/2020 due to their pay period. The borrower was contacted on XX/XX/XXXX and advised a three month forbearance plan had been set up. On 05/27/2020 the borrower was contacted, and they advised they were looking to sell the property. The borrower was advised to send in the listing agreement. The borrower was contacted on 06/12/2020 and stated no change in circumstance and they planned to make a payment. On XX/XX/XXXX the borrower advised of an insurance claim for XXX damage and had received checks in the amount of $X.XX and $X.XX. The borrower was advised on the loss draft process. The borrower was contacted on 07/21/2020 and they stated they would be making a payment; the hardship is resolved and did not need to extend the forbearance. The borrower called in on XX/XX/XXXX and advised they had mailed in documents for the insurance claim. On XX/XX/XXXX the borrower called in regarding a claim check and was advised it had been sent for endorsement. On XX/XX/XXXX the borrower called in and was advised funds had been mailed out via check. The borrower called in on XX/XX/XXXX and was advised on a loss draft check that had been mailed out. The borrower called in on XX/XX/XXXX for the status of a loss draft check and was advised it was sent for endorsement. All remaining claim funds were released to the borrower on XX/XX/XXXX. On 11/30/2020 the borrower called in and advised of hardship due to a reduction in income and requested a deferment. The borrower was advised on assistance options. On XX/XX/XXXX the borrower was contacted and advised a three month forbearance plan was approved. On 01/29/2021 the borrower was contacted, and they advised they may start new employment 03/01/2021 and would then be able to resume payments. There was no further contact with the borrower. The loan is currently performing under a forbearance plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300709	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  On 01/29/20 3rd party was advised of fee on the account and stated will call back to take care of the payment. On 02/19/20 3rd party called about insurance. On 12/23/20 3rd party was advised of fee and payment option. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300710	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and multiple attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300712	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No direct contact made with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300713	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  From 01/01/20-02/05/2 there was no contact with the borrower. 02/06/20 he borrower experience medical bills and went over general information on the account. On 03/03/20 the customer made a payment. On 03/13/20 the borrower confirmed the unapplied balance and payment. 03/21/20 the borrower confirmed the payment was correctly applied due to using the online portal. On 05/05/20 the borrower experienced trouble accessing the online account and made a payment. 07/06/20 the borrower confirmed there was an online payment and wanted to make sure it was received. On 09/29/20 the customer advised there was a death in the family and wanted to confirm payment was received. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300715	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  There was no contact prior to 10/30/2020.  On 10/30/2020 The borrower called in to confirm that their payment posted. and to verify the principal balance on their account. On 09/23/2020 Borrower called in to make a payment but was advised of the fee required to make the payment. The borrower states that they do not want to pay the fee. The servicer advised the borrower of other payment options.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300716	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  XX/XX/XXXX - Servicer informed borrower that a claim check has been processed. XX/XX/XXXX - Servicer advised that a check in the amount of $X.XX was mailed. XX/XX/XXXX - Borrower advised of not making any payment until remaining claim amount is paid. 02/04/2020 - Borrower advised that payment will be made within grace period. The borrower contacted the servicer to schedule payments on the following dates: 01/17/2020, 02/15/2020, 03/11/2020, 04/16/2020, 04/29/2020, 06/16/2020, 07/072020, 08/16/202, 09/16/2020, 10/16/2020, 11/03/2020, 12/16/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report that a claim for XXX damage incurred on XX/XX/XXXX was filed. As of XX/XX/XXXX the servicer had received the $X.XX in proceeds. All claim funds were released to the borrower on XX/XX/XXXX with no inspection or any evidence that repairs had been started. There is no evidence that the event was a declared disaster.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300717	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on 52 occasions during review period. Borrower made online payments throughout review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300718	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  There was no contact prior to 03/20/2020. On 03/20/2020, the borrower was contacted for the March payment and the borrower authorized a same-day payment. The borrower stated that there was no option to pay the late fee online, which the servicer advised to call for assistance and to request a courtesy waiver. Illness of primary borrower was noted. There was no further contact with the borrower despite monthly contact attempts by the servicer as payments are made monthly online. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300719	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact made to reach the borrower as borrower made monthly payment via IVR. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300720	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  There was no contact made prior to 03/19/2020. On 03/19/2020, the borrower stated was unemployed due to the pandemic. The borrower did not know when they will be returning to work. The agent advised to call the servicer if there is a complication with next month's payment. The borrower scheduled a payment over the phone. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300721	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  From 01/01/20-07/06/20 there was no contact established with the borrower. On 07/07/20 the borrower called about payment increase when it should have gone down borrower requested new escrow analysis. On 08/17/20 the co borrower called about payment increased discussed escrow analysis. Borrower stated insurance was switched due to pricing. Advised the borrower of insurance term and how to locate online. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300722	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020.  There was no contact with the borrower from 01/01/2020 through 05/28/2020. On 05/29/2020 the borrower called in to obtain the balance for the late charges and made a promise to pay via online. On 06/19/2020 the borrower called in to discuss the escrow account details. On XX/XX/XXXX the borrower called in to report a new claim for XXX damage. The agent provided the claim instructions and the call ended. On XX/XX/XXXX the borrower called in to check on the status of a claim check. The agent advised that the loss draft department was closed and provided the direct contact information for that department.  On XX/XX/XXXX the borrower called to check on the status of the remaining loss draft funds. The agent advised that the check has been mailed out between XX/XX/XXXX and XX/XX/XXXX. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300724	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  01/1/2020 Begin the review and no contact with the borrower was noted until 1/16/20 when they made a payment by IVR Many attempts to reach the borrower in February, and they called inbound on 2/27 and on 2/28 to discuss the loan and promised to make a payment on 3/6/20. 3/3/20 31 day late letter sent and on 3/4 Borrower made payment on the loan. by IVR. 3/17/20 pandemic email campaign sent. Borrower called inbound on 3/20 and stated wife laid off her job and collection emails were sent, and payment made on 4/1/2020 and on 4/16/20 Borrower made payment on the loan and is now current. Regular payment was made on 5/7/20 and attempts to reach the borrower for the June payment and was made on 6/5/20. 7/1 Outbound calls to borrower and payment made on 7/18/20 and outbound attempts and payment was made on 8/15/20 and regular payment was made on 9/12/20 and 10/11/20. attempted to reach borrower and payment was made on 11/16/20. Calls out to borrower and 12/18 payment was made by IVR. 11 attempts to reach the borrower for January payment and payment made on 1/15/21 and loan is performing and 1/27/21 1098 ready campaign noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300725	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.  No contact with the borrower from 01/01/20 through 02/17/20 - On 02/18/20 borrower scheduled a payment. On 02/26/20 borrower called in to make a payment. On 05/28/20 borrower called in to inquire about payment increase was advised of escrow shortage. The borrower also inquired about the deferred principal on account was advise may have had a modification. On 07/20/20 borrower promise to pay by 07/23. On 10/05/20 borrower called in to schedule a payment. There was no further contact with the borrower from 10/06/2020 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: On XX/XX/XXXX a comment referred to a deferred principal balance with no reference to a completed modification but the deferred stated was $X.XX. Need to review if a loan modification had been completed prior to the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300728	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There were 21 outbound attempts to reach the borrower. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300729	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020.  No contact from 01/01/2020 - 07/01/2020. Borrower called to inquire about refinance on 07/02/2020. No other contact. Loan has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300730	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  From 01/01/20 to 04/03/20 the borrower was left several doors knocks but refused warm welcome calls. On 04/03 the borrower was also given documents from the lender. On XX/XX/XXXX the borrower called in for a status update and to request pandemic assistance the borrower also made payments and stated a loss of income due to pandemic. The borrower requested assistance and was granted a 3 month forbearance that ended in XXX. The borrower called in again on 06/09 and stated they were not back to work yet. There was no further borrower contact during the review period. The borrower appears to have new employment as regular payments have resumed. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300731	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020.  From 01/01/20--03/08/20 no contact with the borrower. On 03/09/20 the borrower called reset password online. On 04/04/20 the borrower called confirmation payment was received. On 04/13/20 called the borrower processed payment. The borrower called discussed grace period. On 08/07/20 the borrower called to have online password reset. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300733	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020.  From 01/01/20-01/23/20 there was no contact with the borrower. On 01/24/20 the borrower went over legal fees and payment amount. On 02/19/20 the customer confirmed general account information. On 03/12/20 the borrower called in to discuss payment being received. On 09/04/20 the customer called in about the account status and it was confirmed the dispute was completed.10/13/20 the borrower confirmed fees on the account. 11/09/20 the customer made a payment and clarified the fees on account. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300734	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact made prior to 06/16/2020. On 06/16/2020, the servicer discussed account information with the customer. On 09/29/2020 and 10/13/2020, the servicer discussed insurance related issues with the borrower. On 12/14/2020 and 12/15/2020, the borrower wanted to know why payment did not clear. The servicer advised of the payment return due to insufficient funds. The borrower requested that the automatic draft start back in January 2021. No further contact was made. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated 12/05/2019, deferral was processed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300739	3	[3] Property Damage - UTD - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021.  On 01/23/2020, the borrower called to make the January payment after the grace period and stated the reason for the delayed payment was due to the previous servicer not taking the payment out of the account. On 02/04/2020, the borrower inquired about the automated clearing house that was submitted and was advised that the account had been past due for December and the automated clearing house was not confirmed. The servicer will send a new form and advised the borrower to make a payment online or through IVR. On 02/18/2020, the borrower called regarding a letter stating payment is due on the 1st, but borrower requested for auto-pay to be drafted on the 3rd of the month. The servicer sent out another automated clearing house form advising again of the delinquency on the account from December and automated clearing house will have to be requested again. automated clearing house was setup on 02/20/2020. On 03/11/2020, the borrower's spouse with concern about payments and an inspection fee which the borrower paid and the servicer ensured proper application. On 04/14/2020, the borrower confirmed that the automated clearing house will only draft the monthly payment amount and confirmed the inspection fee was paid last month. On XX/XX/XXXX, the borrower inquired why an appraisal was completed on the property and was advised that there is a second structure on the property with a request to have it repaired or torn down. On XX/XX/XXXX, the borrower received a letter for an insurance claim and was advised to send in the check for endorsement. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on the status of the loss draft check for $X.XX and had been advised the Adjuster's Report is needed. On XX/XX/XXXX, the servicer advised that the check was mailed on XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to advise the check had not been received yet and that the insurance company will not re-issue and servicer advised to contact the insurance company again. On XX/XX/XXXX, the bank confirmed there was a valid endorsement on the check. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, comments note that there is a second structure on the property that needs to be repaired. On XX/XX/XXXX, comments indicate an insurance claim was filed and on XX/XX/XXXX, the servicer mailed the endorsed check of $X.XX to the borrower but the borrower had not received the check as of XX/XX/XXXX. Status of the repairs were not evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300741	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  Spoke to the borrower on 01/02/2020 and they stated will pay in GP. Followed up with the borrower on 02/03/2020 and they stated can pay on the 15th and disconnected the call. Spoke to the borrower on 03/16/2020 and they stated will call in payment late today through the IVR. Spoke to the customer on 04/06/2020 and they promise to pay on 04/20/2020. Spoke to the borrower on 05/16/2020 and they promise to pay on 05/16/2020. Spoke to the borrower on 06/08/2020 and the borrower stated will pay on the 15th. The borrower called on XX/XX/XXXX and they were checking on loss draft check. The customer was advised it was sent for endorsement. Spoke to the customer on 07/20/2020 and they stated will pay on 07/23/2020. No contact with the borrower from 07/21/2020 through 12/08/2020. Numerous attempts were made to contact the customer. Spoke to the borrower on 12/09/2020 and they stated applying for a grant and they needed a letter stating loan will not go in foreclosure. Spoke to the customer on 01/14/2021 and they were asking about general refinance information. Contacted the customer on 01/19/2021 and they process to make a payment for 01/19/2021. Spoke to authorized third party who called in to get payoff faxed to them. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300743	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/02/2020, 01/23/2020, 03/013/2020, 04/14/2020, 05/07/2020, 06/09/2020, 07/07/2020, 08/25/2020, 09/28/2020, 11/06/2020, 11/28/2020, 12/30/2020. 02/12/2020 - Borrower advised that loan modification documents will be returned. XX/XX/XXXX - Servicer advised loan modification has been processed and payments will begin XX/XX/XXXX. 03/05/2020 - Borrower advised of not receiving modification congratulations letter. 11/06/2020 - Borrower made an inquiry regarding refinancing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300744	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  There was no contact prior to 03/08/2020,On 03/09/2020 and 03/10/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 04/16/2020, the servicer spoke with the borrower regarding the status of the payment. From 04/17/2020 to 06/07/2020, there was no communication from the borrower or attempts from the servicer. On 06/08/2020, the servicer attempted to contact the borrower and no message was left. On 07/09/2020, the borrower called in regarding credit reporting information. From 07/10/2020 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301912	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020.  No contact from 01//01/2020 - m03/02/2020. Borrower called 03/03/2020 to confirm payment was received. Borrower called XX/XX/XXXX for pandemic assistance. Forbearance approved and set up on account XX/XX/XXXX. Borrower called to discuss forbearance on XX/XX/XXXX. Payments deferred XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX forbearance extended to XX/XX/XXXX. On XX/XX/XXXX borrower requested extension online and forbearance extended to XX/XX/XXXX. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300745	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  There was no contact with the borrower prior to 04/16/2020. On XX/XX/XXXX the borrower was contacted, and they advised they were not working due to the pandemic. The borrower inquired on assistance and was advised. A three month forbearance plan was set up. The borrower was contacted on 05/05/2020 and advised on making partial payments. The borrower was contacted on XX/XX/XXXX and advised the payments from the forbearance had been deferred. The borrower stated they would call back to advise if additional assistance was needed. On 09/14/2020 the borrower was contacted, and they stated they would make a payment that day online. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301914	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact prior to 04/02/2020 On 04/02/2020 the borrower applied for assistance due to being affected by pandemic (job related).  On 04/15/2020 the borrower made a payment towards their escrow. On XX/XX/XXXX the servicer reviewed the details of the forbearance plan with the borrower as other work out options. Borrower made a payment towards their escrow in the amount of $740.72. 1 payment was deferred during this timer per the comments. On 07/01/2020 the servicer contacted the borrower to find out the status of their hardship. The borrower advised the servicer that they will be able to make their payment. The borrower states that they will call back to make their payment.  On 09/18/2020 the borrower called in due to having a problem making a payment online. The borrower received an error message when trying to post a payment. The servicer submitted an IT ticket for resolution and made a payment for the borrower. On 01/01/2021 the borrower called to make a payment. No further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  3 months were deferred.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300746	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300747	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300748	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2020.  There was no contact with the borrower prior to 01/22/2020. On 01/22/2020 the borrower called in and request to set up a repayment plan. The borrower was advised on the payments for a six month repayment plan. The borrower called in daily from XX/XX/XXXX through XX/XX/XXXX to see if the repayment plan had been approved. On XX/XX/XXXX the borrower called in and was advised on the terms of a repayment plan. The borrower stated they would make payments of $1300.00 every two weeks. The borrower made a payment over the phone and scheduled payments for 02/07/20 and 02/21/20. On XX/XX/XXXX the borrower was contacted and was advised the repayment plan had not been set up. The borrower was advised of a six month plan with a payment amount of $2255.23. The borrower stated they would call back. The borrower called in on XX/XX/XXXX to accept the repayment plan offered. The borrower called in on XX/XX/XXXX and was advised the repayment plan had been approved. The borrower made a payment of $2600.00. The borrower called in monthly and made a payment from 05/04/2020 through 11/28/2020. No other items were discussed on the call. Payments were made late towards the end of the month. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300749	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer did not attempt to contact borrower. Loan current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762300751	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Attempts by servicer at contact at residence, cell and work have been unsuccessful.  Borrower has not attempted contact with servicer but pays by phone, on line and without direct contact, before end of month due.  Disaster Note: XXX hold until XX/XX/XXXX; no post disaster inspection noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300753	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  On 01/14/2020, the borrower called to confirm payment processed that was setup on 01/01/2020 and stated intention to use the online portal for payments. A pandemic forbearance request was received through the web portal on XX/XX/XXXX and approved on XX/XX/XXXX with plan ending XX/XX/XXXX. The 1st of 3 deferrals was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised the forbearance was approved and the agreement was sent out on XX/XX/XXXX. The servicer also advised to disregard the denial sent out in error. The 2nd and 3rd deferrals were completed on XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower and minimal servicer contact attempts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300755	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  On 01/02/2020, the borrower noted to be working on obtaining homeowner's insurance. On 01/15/2020, the borrower was advised of the total amount due and provided a promise to pay on 01/25/2020. On 01/23/2020, the borrower confirmed the XXX information and called on 01/25/2020 to advise payment was made. On 01/27/2020, the borrower confirmed the reinstatement payment was posted and was transferred to the insurance department. On 01/29/2020, the borrower called about insurance coverage requirements and advised on 01/30/2020 that the evidence of insurance was sent in. On 02/13/2020, the borrower confirmed master policy was received and requested lender paid coverage for the interior condo coverage. On 02/25/2020, the borrower called to make the February 1st payment. On 03/17/2020, the borrower to inquire on pandemic assistance offers due to pandemic impacting work as the schools are closed. The borrower was advised of the grace period extension. On 04/09/2020, the borrower called to confirm lender placed insurance and inquired on options due to still being out of work. The servicer advised to apply online. On 04/16/2020, the borrower advised of having returned to work and made the March payment. On XX/XX/XXXX, the borrower confirmed the forbearance plan and was advised that partial payments can be made. On 05/15/2020, the borrower called to make a payment. On 05/22/2020, the borrower called to confirm the checking account on file. On 05/26/2020 and 06/27/2020, the borrower made payments. On 06/27/2020, the borrower inquired why the June payment amount differed and an inquiry was e-mailed to the supervisor. On 07/10/2020, the borrower was informed the July payment was deferred and then was transferred to the tax department regarding payment. On 08/17/2020, the borrower was advised the master policy expired and a new one is needed. The borrower advised of returning to work on 08/19/2020 and a chapter XX bankruptcy was noted as the reason for default. On 09/02/2020 and 09/30/2020, the borrower called to make payments. On 10/06/2020, the borrower inquired about taxes, insurance, and escrow payments. The borrower got a new A/C unit and was advised to contact the county to have it included in the tax amount. On 10/31/2020, 11/30/2020 and 01/29/2021, the borrower called to make payments. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Filing and termination details not evident.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300756	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  On 01/06/20 the borrower call was transferred in discussed plan to reinstate the loan and processed check by phone. On 02/06/20 the borrower called to make a payment. On 06/29/20 the borrower called to make a payment. There was no further contact the remainder of the review period. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300757	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020.  Borrower called XX/XX/XXXX about leak in home and servicer provided insurer information to file claim. Borrower called about escrow check on XX/XX/XXXX. Borrower called about claim check for XXX on XX/XX/XXXX. Servicer released $X.XX to borrower XX/XX/XXXX and advised of such the following day. Borrower called on multiple occasions between XX/XX/XXXX and XX/XX/XXXX regarding claim payment. Borrower called 07/28/2020 to update mailing address. No subsequent contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Case specifics not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to advise a claim was filed for XXX damages incurred on XX/XX/XXXX. On XX/XX/XXXX the servicer received proceeds of $X.XX, and released the funds to the borrower on XX/XX/XXXX. There is no evidence that the repairs were started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300758	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020.  The borrower was current when the servicing review began on 01/01/2020, paying by phone. On 02/14/2020 a phone payment was returned for bad account number. the servicer left messages and borrower returned call on 02/21/2020 and made payment good. The March payment was made by phone. The borrower called in on XX/XX/XXXX and stated was having work impact due to pandemic; borrower stated was international flight attendant would have decrease in income starting 04/01/2020 and wanted to get on plan. Borrower was put on 3 month deferral ending XX/XX/XXXX and notes credit reporting was suppressed for 6 months. The borrower called in on 05/07/2020 in response to letter and was told it was sent in error. The borrower called back on 05/18/2020 and deferment was discussed. The borrower called in on XX/XX/XXXX discussed end of deferment and was provided with 07/01/2020 payment amount. Borrower called in payment by phone on 07/15/2020, and has continued to pay by phone, without direct contact and before end of grace period through 01/15/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300760	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  No contact with the borrower from 01/01/2020 through 11/17/2020. Made several attempts to contact the borrower at work and the residence. The customer was making regular IVR payments. Spoke to the borrower on 11/18/2020 and discussed automated clearing house payments and e-bill with the borrower. Made a payment draft for 11/20/2020 and stated can only pay dependent on how the spouse gets paid. Spoke to the borrower on 12/31/2020 and they set up a payment by phone for 12/31/2020 in the amount of $1525.31. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301915	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  There was no borrower contact prior to 02/06/2020. On 02/06/20 the borrower called to make sure payment was received. On 03/25/20 the borrower called advised default and wanted to know options available. On 04/01/20 the borrower called for forbearance stated affected by pandemic. On 05/18/20 the borrower called received notice regarding insurance advised policy needed borrower stated will contact insurance carrier also discussed forbearance. On 07/30/20 the borrower called advised still needs forbearance not working due to pandemic. On 09/15/20 the borrower called advised still not working due to pandemic and needs forbearance. On 10/09/20 the borrower called to make a payment. On 11/16/20 the borrower called scheduled payment. On 01/08/21 the borrower called to make a payment. On 01/13/21 the borrower called to check the account due to continued calls advised friendly reminder borrower promised to pay tomorrow. There was no further contact Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301916	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  No contact was established 01/01/2020 - 03/16/2020.  Borrower called 03/17/2020 to make March and April payments and set up ACH.  Oversight due to illness cited as reason for delinquency.  No subsequent contact.  Loan current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301918	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  01/30/2020 - Borrower contacted servicer to inquire about interest paid in 2019. 03/04/2020 - Borrower contacted servicer to inquire about the escrow refund. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301919	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020.  From 01/01/20-04/16/20 there was no contact with the borrower. On 04/17/20 the borrower called in advised default and requesting assistance due to pandemic. On 04/29/20 the borrower called in about automated clearing house drafting on Monday sent email to drafting department. On 05/13/20 co borrower called to get biweekly automated clearing house scheduled emailed cannot login to website. Sent by weekly automated clearing house call transferred to loss mit. On XX/XX/XXXX The borrower called to check on automated clearing house advised the borrower forbearance has been approved. On XX/XX/XXXX the borrower called for clarification if they have payment deferred or forbearance plan. Advised the borrower one payment was deferred and loan is in forbearance. Borrower stated requested by weekly automated clearing house advised the borrower automated clearing house was reactivated on the account. On 08/19/20 The borrower called in about the payment amount and advised is showing due for $703.93 There was no further contact established with the borrower Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301921	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  01/21/2021 - Borrower contacted the servicer to schedule a payment in the amount of $2,869.15. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301925	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020.  01/27/2020 - Servicer advised borrower to contact an attorney for legal questions. 04/01/2020 - Servicer advised borrower that total amount due is $584.03. 08/03/2020 - Servicer advised borrower to send a money order. The borrower contacted the servicer to schedule a payment on the following dates: 01/03/2020, 05/04/2020, 06/03/2020, 07/08/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301926	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  There was no contact prior to on 01/07/2020.  01/7/2200 and reported home as vacant and code violation due to vacant property. 1/1120/20 Payment was made on the loan. Lender denial received for Jackson TWP 2/11/20 Loan payment made on the loan, also payment on 3/13, and 4/16, 5/15/, 6/11, 7/11, 8/16, 9/19/20, 10/20, 11/19, 12/23/20 and no contact was noted with the borrower other than the payments being made on the loan and it is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The comments state that the property is vacant and has been since 2017. No actual contact with borrow but loan payments are current
				XX/XX/XXXX	XX/XX/XXXX
762301928	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020.  There was no contact noted from 01/2020 to 04/19/2020. On 04/20/2020, the borrower requested a payoff statement. On 04/27/2020, the borrower requested another payoff statement. On 06/01/2020, the borrower called to inquire if their most recent payment was posted. On 10/01/2020, the borrower called in to inquire if they can make a payment with their credit card. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301929	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021.  01/1/20 begin review and on 1/3 comments stated borrower make payment online ACH. 1/27/20 1098 sent to borrower and on 2/3/20 Borrower made payment on the loan automated clearing house 3/7/20 Regular payment was made on the loan. 3/17 an d3/21 pandemic email campaign. 4/2/20 Payment was made by IVR and on 5/2/20. On 6/4/20 Borrower was called outbound and they made a payment. Regular payments made on 7/1, 8/1 and 8/31/20 by ACH. Payment is made on 10/10 and 11/13/20, 12/13 and 1/1/21. No further comments state contact and last note was 1/25/2021 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy is mentioned on XX/XX/XXXX but no other reference to active or discharge BK Dates are estimated
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301931	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301932	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  01/1/20Review begins and on 1/14 attempted to reach borrower and no contact or message. On 1/15/20 Payment was made on loan by phone draft 2/12/20 Payment made by phone draft 03/12 Call to borrower and no message left and 3/13 Payment was made on the account. 5/6/20 Taxes were paid by service and 5/12 Borrower made payment by phone draft and payments made on 6/8, 7/15/20, 8/12, 9/11, 10/9, and 11/9 and tax payment was made on the account on 11/16/20 and payment made on 12/15/20 and loan is performing and call outbound to borrower on 1/14/21 and payment was made on 1/14/21 and close of review comments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301933	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  The loan was current when the review began on 01/01/2020. The borrower paid each month without contact or attempts at contact. The borrower called in on 09/08/2020 and discussed method of payment options with servicer. There have been no attempts at contact by either the borrower or servicer since and the loan has been current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301935	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020.  The loan was current when the review began on 01/01/2020. The borrower called in payments on 01/09/2020 and 02/23/2020 without direct contact. On 03/31/2020 the borrower called in spoke with servicer and borrower stated had not received payment. Borrower stated it was mailed on 03/13/2020. Servicer noted it was not received and borrower would need to make it by the next day to avoid a late charge. Borrower made payment that day. Multiple attempts at contact were unsuccessful until 06/18/2020 when borrower called in, account then due for 05/15/2020. Borrower stated May payment had not posted since it was 66 cents short and advised was sending in balance of May and June payment. Late fee waiver denied on same date as payment did not show received. Payment received on 06/25/2020 when borrower called and asked to have late charge removed. Supervisor declined stating late fee from March 2019, not recent payment. Next payment made on line 07/30/2020. The borrower was contacted on 08/14/2020 and a payment dispute was made. The servicer was showing a payment missing from May. Servicer stated may have been mix up with a due date change and would review. Dispute resolved and payment made on 08/26/2020. Borrower has made payments online without contact through 12/18/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300764	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  The loan was current when the review began on 01/01/2020. The borrower was called on 01/16/2020 and stated had just started new job and would call back with payment and to discuss account. Payment received 01/22/2020. On 02/13/2020 borrower was reached, and stated payment had been sent. There were no further attempts at contact by either the borrower or servicer until 10/29/2020 when the borrower called in and stated had sent in $430 to be applied to the escrow account and requested assistance for online access. Borrower called back on 11/24/2020 about the new statement and escrow analysis received. Borrower was told these were the result of his paying the additional escrow amount. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300765	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was no contact prior to 01/07/2020. On 01/07/2020 the borrower called in to talk about the hazard claim. On 2/06/2020 the borrower stated that they have a hole in the roof. They stated they will fix it. On 4/21/2020 the borrower called in make a payment by for $736.54. On 5/08/2020 the borrower called in make a payment by for $715.98. On 6/10/2020 the borrower called in with questions about the statement. On 9/10/2020 the borrower called in to inform they were impacted with pandemic also wanting to make sure the insurance amount was right. On 9/11/2020 the borrower calling in about the escrow analysis and tried to go over it, but they did not have the escrow with them. They will be calling back about the escrow to go over it in detail. On 09/29/2020 The borrower stated their payment should be changing with October payment due to insurance change. On 11/30/2020 The borrower called regarding the escrow shortage. They located the check from her old ins. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300766	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. No detrimental issues were noted throughout the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300768	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  From 01/01/2020 to 01/08/2020, there was no communication from the borrower or attempts from the servicer. On 01/09/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 01/10/2020, the borrower called in to schedule a promise to pay on the account. On 02032020, the borrower called in requesting assistance with signing up for bill pay. On 04/27/2020, the borrower called in to inquire about mortgage insurance letter. From 04/28/2020 to 08/30/2020, there was no communication from the borrower or attempts from the servicer. On 08/31/2020, the borrower called in requesting website assistance, unable to login. On 09/30/2020, the borrower called in regarding escrow overage check. On 10/8/2020, the borrower called in regarding an escrow payment sent to servicer. The borrower advised the check may have been taken. From 10/9/2020 to 01/24/2021, there was no communication from the borrower or attempts from the servicer. On 01/25/2021, the borrower called in regarding escrow overage check. On 01/26/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300771	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  From 01/01/2020 to 01/02/2020, there was no communication from the borrower or attempts from the servicer. From 01/03/2020 to 01/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/14/2020, the servicer spoke with the borrower and the borrower advised when the payment would be made on the account. From 01/16/2020 to 01/15/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/16/2021 to 01/21/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300772	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  From 01/01/2020 to 01/07/2020, there was no communication from the borrower or attempts from the servicer. From 01/08/2020 to 02/14/2020, The servicer attempted to contact the borrower and the attempts were unsuccessful. From 02/15/2020 to 01/14/2021, there was no communication from the borrower or attempts from the servicer. On 01/15/2021, the borrower called in to make a payment and set-up an automatic draft on the account. From 01/16/2021 to 01/26/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300773	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  The borrower called on 1/17/20 and 1/29/20 to discuss the escrow shortage. The borrower called on 2/14/20 and made a promise to pay. The borrower called on 3/27/20 to request assistance due to a pandemic impact. No contact attempts were made from 3/28/20 to 7/5/20. On 7/6/20 the borrower called to pay the escrow portion of the deferred payments. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer processed deferrals on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX; terms were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300774	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  From 01/01/2020 to 01/13/2020, there was no communication from the borrower or attempts from the servicer. On 01/14/2020 and 01/16/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 01/21/2020 to 03/03/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/03/2020, the borrower called in to discuss loan modification options. On 03/04/2020, the servicer spoke with the borrower regarding documents needed for the review. On 03/05/2020, the borrower called in regarding a no call from the single point of contact. The borrower was advised to provide the missing documents. On 03/06/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/09/2020, the servicer spoke with the borrower regarding the status of the modification documents. On 03/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/11/2020, the servicer spoke with the borrower and the borrower advised the modification documents were emailed in. On 03/13/2020, the servicer spoke with the borrower regarding the status of the modification documents and requested documents. On 03/19/2020 and 03/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 03/24/2020, the borrower called in regarding questions from email sent in and clarification of the forms. On 03/25/2020, the servicer attempted to contact the borrower and no message was left. On 03/262020, the servicer spoke with the borrower regarding documents needed for the review. On 03/31/2020, the servicer attempted to contact the borrower and no message was left. On 04/7/2020, the servicer attempted to contact the borrower and no message was left. On 04/09/2020, the servicer spoke with the borrower regarding the status of modification. On 04/09/2020, 04/14/2020 and 04/17/2020, The servicer attempted to contact the borrower and no message was left. From 04/22/2020 to 04/24/2020, The servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/27/2020 and 04/29/2020, the servicer spoke with the borrower regarding the additional information needed to completed modification. On 05/1/2020, the servicer attempted to contact the borrower and no message was left. On 05/11/2020, the servicer attempted to contact the borrower and no message was left. On 05/11/2020, the borrower called in to return the single point of contacts call. On 05/19/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 05/19/2020, the borrower called in to speak with the single point of contact. On 05/26/2020 and 05/29/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 06/01/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. On 06/23/2020 and 06/29/2020, the servicer attempted to contact the borrower and no message was left. On 06/29/2020, the servicer spoke with the borrower regarding the payment for the account. The borrower advised when the payment will be made. On 07/01/2020 and 07/06/2020, the servicer attempted to contact the borrower and no message was left. On 07/06/2020, the servicer spoke with the borrower regarding the payment for the account. From 07/06/2020 to 0710/2020, the servicer attempted to contact the borrower and no message was left. On 07/10/2020, the borrower called in to make a payment on the account. On 07/13/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 07/13/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. On 07/29/2020 and 07/31/2020, the servicer attempted to contact the borrower and no message was left. From 08/10/2020 to 09/04/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On XX/XX/XXXX, the modification was processed. From 09/11/2020 to 01/04/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/4/2020, the borrower called in regarding the total amount due and the borrower made a payment on the account. From 01/7/2021 to 01/11/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/13/2021, the servicer spoke with the borrower and the borrower advised when the payment would be made on the account. From 01/15/2021 to 01/26/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/27/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300775	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  On 01/16/2020, 02/06/2020 and 03/12/2020, the authorized third party (ATP) spouse called to make a payment. On 04/0/2020, the borrower inquired about the loan type and was advised to refer to the paperwork. The servicer also advised that the fees were for the appraisal. On 06/17/2020, 07/15/2020, 08/13/2020 and 09/16/2020 the ATP called to make a payment. On 10/09/2020, the ATP called to make a payment but was advised of the new payment effective for 10/01/2020 and called back on 10/15/2020 to make the payment. On 10/13/2020, 11/13/2020, 12/17/2020 and 01/11/2021, the ATP called to make the payments. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No filing or termination details evident.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300776	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.  There was no contact prior to 01/12/2020.   01/12/2020, there was no communication from the borrower or attempts from the servicer. On 01/13/2020 and 01/15/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 01/15/2020, the borrower called in and was advised of the next payment due. Also, the borrower was advised of the new payment amount. On 02/28/2020, the borrower called in to make a payment on the account. On 04/01/2020, the borrower called in to make a payment on the account. On 05/04/2020 and 06/01/2020, the borrower called in to schedule a payment on the account. From 0702/2020 to 07/07/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 07/07/2020, the borrower called in to make a payment on the account. From 08/03/2020 to 09/23/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/23/2020, the borrower called in to dispute the fees due on the account. From 10/2/2020 to 11/24/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 11/25/2020, the borrower called in to schedule a payment on the account and update contact information. On 12/7/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 01/06/2021 to 01/08/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/08/2021, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 01/09/2021 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300778	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020.  There was no contact prior to 1/13/20. On 1/13/20, the borrower requested to set up online account and bi-weekly payments. On 1/16/20, the borrower stated will make an online payment today. On 1/28/20, the borrower inquired on automated clearing house form. On 1/31/20, the borrower called in to make half payment today and remainder on the 14th. On 3/5/20, an outbound call was made. The borrower is already set up on bi-weekly ach. Follow up date 3/16/20. On 3/16/20, an outbound call was made to collect payment. The borrower made a payment. On 3/21/20, pandemic assistance declined. The borrower called in to make a payment. The representative transferred call for assistance. On 3/23/20, the borrower called regarding bi-weekly ach. On XX/XX/XXXX, the borrower called in and was set up on 3-month forbearance. Covid-affected, covid-unemployment. On XX/XX/XXXX, the representative called the borrower to confirm pandemic acceptance due to pandemic on file. The borrower stated never did. The representative advised that system shows an active forbearance. On 4/28/20, the borrower called regarding automated clearing house issue. The representative directed call to get assistance. On 4/29/20, the borrower stated did not receive a call back from the single point of contact and email not replied. The borrower also stated is on a forbearance plan and letter indicated no charges will be made during the plan but was charged in 4/13 and 4/27 and requesting refunds. The borrower requested to have a supervisor call back. The representative stated will put in request. On 4/30/20, the borrower called in stated was dissatisfied that the single point of contact had not returned calls and emails that the automated clearing house was not cancelled after approved for forbearance plan. The representative advised that the previous single point of contact no longer assigned to the account. The representative opened task to have automated clearing house cancelled. The borrower requested refund due to tapped out and needs that money during pandemic until goes back to work. On 4/30/20, the borrower called in to request to have automated clearing house payment refunded. The representative verified that the automated clearing house was completed. The representative placed a resolution call to the borrower. On 10/23/20, the borrower inquired about bi-weekly automated clearing house payment being updated due to EA shortage. The representative reached out to assist line, unable to answer. The representative reached out to supervisor line was answered and disconnected. The representative advised borrower on how to access app. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300779	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  No contact from 01/0/12020 - 01/14/2020.  01/15/2020 - Borrower called in to request their new loan number.  No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301937	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021.  There was no contact with borrower prior to 01/14/2020. On 01/14/2020, The borrower called in to inquire about a drive by inspection. Borrower made a payment and asked questions regarding a letter that they received. On 02/15/2020, The borrower called in to schedule a payment. On 04/10/2020, called and spoke to borrower who made a promise to pay. On 04/13/2020, borrower called to change the payment date from 04/16 to 04/13/2020 and schedule a payment for $1,419.95. On 05/12/2020, borrower called to schedule a payment. On 06/03/2020, Called and spoke to borrower, verify account information. Borrower agreed to schedule a payment for $06/08 for $1,500.00, with additional to be applied to Principal. On 07/14/2020, Borrower called in to verify that their insurance was paid and was advised it was paid on 07/09/2020. On 08/08/2020, spoke to borrower regarding the August payment. Borrower schedule payment for 8/16/2020 in the amount of $1419.95. Borrower also stated the property still shows is under FC. Agent advised will send information to Management to get information update. On 09/08/2020, 10/10/2020, 11/12/2020, 12/08/2020, and 01/07/2021, borrower made a payment. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300781	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020.  From 01/01/2020 to 01/12/2020, there was no communication from the borrower or attempts from the servicer. From 01/13/2020 to 01/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/16/2020, the servicer spoke with the borrower and the welcome call was completed. On 01/29/2020, the borrower called in regarding the statement, fees due dispute and payment was confirmed. On 01/30/2020, the borrower called in to verify email address. On 02/07/2020, the borrower called in to reset the password. On 02/26/2020, the borrower called in regarding property purchase calls received and the borrower was advised of the account status. On 02/26/2020, the borrower called in to update the phone number on the account. From 03/03/2020 to 03/05/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/03/2020, the borrower called in to make payment on the account. On 06/02/2020, the borrower called in regarding website issues. On 06/30/2020, the borrower called in regarding continuous issues with the online account. From 07/01/2020 to 08/31/2020, there was no communication from the borrower or attempts from the servicer. On 09/01/2020, the borrower called in to inquire about placing payments at the end of the loan. On 0902/2020, the servicer spoke with the borrower regarding deferment eligibility and forbearance options. On 09/15/2020, the servicer attempted to contact the borrower and no message was left. On 09/16/2020, the servicer spoke with the borrower regarding the follow-up on possible forbearance request. On 11/4/2020, the borrower called in to advise sent proof of bill. From 11/5/2020 to 01/27/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Closed bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300782	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  There was no contact prior to 5/11/20. On 5/11/20, the borrower called in stated that spouse has pandemic and is applying for mortgage assistance. On 7/28/20, the representative spoke with borrower regarding forbearance plan ending. The borrower stated no further assistance required. On 10/12/20, the borrower called regarding letter received about account being past due. The representative advised can disregard it. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301938	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020.  There was no contact prior tp 01/24/2020 On 01/24/2020 the authorized third party called in to make a payment. On 03/07/2020 the third party called in and stated that they are the power of attorney. The servicer advised the third party to send in supporting documents. On XX/XX/XXXX a loss mitigation application was received. Short term 3 month forbearance approved beginning XX/XX/XXXX - XX/XX/XXXX. On 06/29/2020 the third party called in to make a payment.  On 10/15/2020 the third party promised payment tomorrow. No further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No details of the bankruptcy case were noted. Inactive chapter XX or XX was the only information found.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300783	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  There was no contact prior to 1/23/20. On 1/23/20, the borrow wanted to verify fax number. On 1/24/20, the borrower made a payment. On 1/30/20, the borrower wanted to verify if payment received and the representative confirm it was received. On 2/26/20, the borrower interested in loan mod and was advised of documents needed. On 2/7/20, the authorized third party requested speak with bankruptcy department. The authorized wanted to know when poc will be filed. The representative advises to reach out to attorney. On 2/11/20, the representative advised that single point of contact will follow up by end of week and unable to confirm trial amount due to active BK. On 2/17/20, the borrower was unsure if can afford trial payment. The representative advised of other options. On 2/26/20, the borrower called in about trial letter. On 2/27/20, the borrower wanted to know about trial letter. On 2/28/20, the borrower made a payment. On 3/4/20, the borrower was advised trial letter sent out today. On 3/5/20, the borrower called regarding trial agreement sent to Bk attorney's address. On 3/6/20, the representative advised borrower cannot get on website until out of bankruptcy. On 3/10/20, the borrower was advised still reviewing trial mod. On 3/16/20, the borrower still waiting on seeing what the attorney thinks about the trial options. On 3/27/20, the borrower made a payment. On 4/13/20, the borrower does not want to move forward with modification trial. On 4/24/20, the borrower made a payment. On 5/19/20, the borrower called about modification on 5/20/20, the borrower wanted to restart mod. On 5/28/20, the borrower made trial payment. On 6/1/20, the borrower called to check status of modification trial and made a payment. On 6/2/20, the borrower wanted modification update. On 6/11/20, the borrower called in with questions about final modification documents. On 6/18/20, the borrower advised received modification documents. On 6/24/20, the borrower wanted additional information regarding the loan mod and court approval. On 6/25/20, the borrower called in about payment scheduled on yesterday. The representative advised to check tomorrow to see if cleared. On 7/7/20, the borrower called regarding account status and received a possible property tax bill. On 7/13/20, the borrower called back. The representative advised still awaiting approval from courts. On 7/23/20, the borrower called to make a payment and follow up on modification. On 7/27/20, the borrower returned single point of contact's call. The representative advised modification approved has been granted by the court. On 7/31/20, the borrower wanted to know if mod has been approved. The borrower declined to speak with single point of contact, will call back on Monday. On 8/3/20, the borrower stated returned single point of contact call. The representative advised it was following up on modification process. The borrower stated returned modification documents. On 8/27/20, the borrower called in to make a payment. On 9/25/20, the borrower called in to make a payment. On 10/29/20, the borrower called in to make a payment. On 11/30/20, the borrower called in to check account status and to see if payment cleared and posted. The representative advised of 24-48 hours timeframe. On 12/23/20, the borrower called in to make a payment. There was no further contact. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301939	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  There was no contact prior to 01/05/2020 On 01/05/2020, 0/03/200, 0/03/2020, 04/03/2020, 0/02/2020, 06/04/2020, 07/08/200, 08/09/2020, 09/13/200, 10/09/2020, 11/08/2020 and 12/12/2020 payments were made. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301940	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Previous modification completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There were no noted contacts with the borrower during the review period; however, the loan was modified and has been performing well during that time frame.
				XX/XX/XXXX	XX/XX/XXXX
762300785	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020.  From 01/01/2020 to 02/04/2020, there was no communication from the borrower or attempts from the servicer. On 02/05/2020 and 02/12/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 02/12/2020, the authorized third party called in regarding the inability to make a payment on the account. On 03/11/2020, the servicer attempted to contact the borrower and no message was left. From 03/12/2020 to 05/11/2020, there was no communication from the borrower or attempts from the servicer. On 05/12/2020, the servicer attempted to contact the borrower and no message was left. On 06/12/2020, the authorized third party called in regarding inspection pictures and advised when the payment will be made on the account. From 06/13/2020 to 10/14/2020, there was no communication from the borrower or attempts from the servicer. From 10/15/2020 to 01/18/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/19/2021 to 01/20/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300786	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There was no contact prior to 01/07/2020. On 07/01/2020 unauthorized caller requested update on payoff, advised will be sent out in 5 business days. On 02/03/2020, 03/06/2020, 03/31/2020, 05/05/2020, 05/29/2020 payments were made. On 06/30/2020 borrower called regarding account and made 2 payments. On 08/07/2020, 09/01/2020, 10/06/2020, 11/06/2020 and 11/07/2020 payments were made. On 11/12/2020 and 12/02/2020 payments were made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300787	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  No contact from 1/1/2020 through 4/27/2020. Borrower called in 4/28/2020 to advise that they have their own insurance and provided binder. Borrower called 5/22/2020 wanting to know why he received a letter that insurance was canceled. Borrower wanted to know why payment increased and why servicer paid insurance when borrower had already paid. Borrower was advised than lender placed insurance was policy that was cancelled and that since loan is escrowed, they pay the taxes and insurance. Authorized third party called 6/24/2020 to get payment amount and ask why it had increased. Borrower was advised that shortage due to not showing insurance policy for December 2019 through April 2020. Borrower called XX/XX/XXXX to get claims information for damage that occurred XX/XX/XXXX and XX/XX/XXXX. Borrower called 8/27/2020 and was advised that August payment short and in unapplied. Authorized third party called XX/XX/XXXX to advise that remainder of August payment was sent and to check on insurance claim. Authorized third party called 10/29/2020 and was advised of payment amount for 11/1/2020. Outbound attempts made to borrower 12/10/2020, 12/17/2020, and 12/21/2020. No further contact. There was some mention of damages and a claim but no specifics on what damage was and when claim was filed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XX/XX/XXXX Comments reflect a claim was filed fore property damage that happened on XX/XX/XXXX. Details of claim or damage not provided. No evidence of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300788	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  There was no contact prior to 02/18/2020. On 02/18/2020, the borrower made a payment and requested a payoff but was advised the request has to be in writing. There were no contact with the borrower or servicer contact attempts until the borrower called on 01/06/2021 regarding servicer transfer and was advised that the account is not being transferred. The account has been performing under bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301941	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  On 1/2/20, 1/30/20, 2/26/20 and 3/12/20 the borrower called in payments. On XX/XX/XXXX the borrower called to say they had been impacted by the pandemic with curtailed income and requested a forbearance. A 3 month forbearance was set up for them. On 4/14/20 and 5/8/20 the borrower called in payments. On 5/13/20 the borrower called giving reason for late payment as illness. On 6/4/20 and 7/2/20 the borrower made payments. On 7/13/20 it was noted the forbearance plan was "kept". On 7/30/20 the borrower made a payment. On 8/3/20 the borrower called about refinancing and was referred to call their local bank. Borrower gave illness as reason for late payment. On 8/12/20 during an outbound call for late payment the borrower gave illness as reason for late payment. On 8/13/20 they made a payment. On 9/10/20, 10/8/20, 11/4/20, 12/1/20 and 12/30/20 the borrower made payments. There was no further contact with the borrower through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301942	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There was no contact prior to 01/03/2020. On 01/03/2020, 01/31/2020 payments made. On 02/18/2020 borrower has no desire to sell. On 03/03/2020, 04/03/2020, 04/30/2020, 06/01/2020, 07/01/2020 payments were made. On 07/17/2020 borrower called regarding escrow account. On 08/03/2020 payment made. On 08/18/2020 authorized 3rd party called to see if we received the hazard policy. On 08/24/2020 borrower called to request payment be updated due to insurance premium being reduced. Advised insurance does not handle escrow analysis, per XXX policy premium is correct. On 09/03/2020 payment made. On 09/17/2020 borrower requested updated escrow analysis to reflect payment change due to reduced insurance policy. Authorized 3rd party calling to see why payment has not changed. On 10/01/2020, 10/30/2020 and 12/02/2020 payments were made. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301943	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  From 01/01/2020 to 01/07/2020, there was no communication from the borrower or attempts from the servicer. From 01/08/2020 to 06/11/2020, The servicer attempted to contact the borrower and the attempts were unsuccessful. On 06/16/2020, the servicer spoke with the borrower regarding the payment on the account. On 07/10/2020 and 07/15/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 08/06/2020, the servicer spoke with the borrower and the borrower advised when a payment would be made on the account. On 08/10/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 09/02/2020, the modification was completed. From 09/10/2020 to 12/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 12/16/2020, the borrower called in requesting the loan number for the loan. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300789	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  There was no contact prior to 05/18/2020. On 05/18/2020 The borrower called in to set up a payment. 02/28/2020 - Co Borrower called in and state that they have received their payoff amount. Co Borrower states that the borrower has passed away and they are on a fixed income therefore cannot afford their monthly payment. Co borrower would like to explore options to lower their payment. Co borrower advised the servicer that they have insurance money but not enough to pay off the loan. The servicer advised the borrower of their options and advised how they can apply online. 02/18/2020 - Co borrower called in to get a payoff since they have received life insurance for the borrower and states that it is not enough to pay off the loan. 02/03/2020 - The co borrower called in to confirm the insurance on the property due to the death of the borrower.  There was no additional contact. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300790	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  On 1/8/20 during an outbound call, the borrower gave 'excessive obligations' as the reason for late payment and promised to make it by 1/17/20. On 1/16/20 the borrower called in the payment. On 2/11/20 the borrower called to discuss the escrow account. On 2/14/20 the borrower called and asked if he could make a payment with his debit card. The agent advised only with bank routing and account numbers. The borrower made the payment same day. On 3/9/20 the borrower called to see how much the new payment would be with the reduced hazard insurance premium. The agent advised it would drop approximately $5 and mailed out an escrow analysis. On 3/13/20 the borrower made a payment. There was no contact from 3/14/20 through 5/6/20. On 5/7/20 the borrowed called asking why he received a late notice. The agent advised the payment was received on April 18th. Borrower also asked about the escrow shortage and the agent gave him the amount to pay it off. On 5/16/20 the borrower made a payment. On 5/18/20 called to discuss options for paying the escrow shortage current. On 6/16/20 the borrower called to see how additional principal payments would affect the balance over 20 years and the agent responded he was unable to answer. On 7/9/20 the borrower called saying he had been unable to reach his account manager and was transferred to that party. On 7/10/20 the borrower called in about principal reduction payments and the agent went over an amortization schedule with him. On 7/16/20 the borrower made a payment. On XX/XX/XXXX the borrower called to advise his insurance company would be sending a loss draft check for an insurance claim that needed to be endorsed. On XX/XX/XXXX the borrower called and was transferred to the Loss Draft Department. He was advised the $X.XX check for the unmonitored claim for XXX damage had been mailed out on XX/XX/XXXX. On 8/14/20, 9/14/20,1010/20, and 11/15/20 the borrower made payments. On 12/17/20 the borrower called asking why the payment went up and the advised told him it was the added late fee. The borrower made the payment. There was no further contact from 12/28/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300791	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called 1/21/2020 to claim that due to high interest rate they may not be able to afford payments. Borrower was advised they could attempt refinance any time. 2 Outbound attempts made 2/10/2020 and another on 2/19/2020. Borrowers called in 3/31/2020 to advise that a payment was made on the 27th and still not deducted from bank account. Borrower will continue to monitor to make sure it is drafted. No further contact with borrowers. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300792	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was no contact prior to 1/3/20. On 1/3/20, the borrower stated no longer being represented by attorney and will fax a copy of revocation letter. On 11/18/20, the co-borrower stated not working due to illness and may need assistance for future assistance. The representative advised of waterfall. On 11/30/20, the co-borrower called in to make a payment. There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301945	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  From 01/01/2020 to 01/07/2020, there was no communication from the borrower or attempts from the servicer. On 01/8/2020, the servicer attempted to contact the borrower and no message was left. From 01/09/2020 to 04/21/2020, there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, the borrower called in regarding insurance on the account and advised roof needs to be replaced. On 04/23/2020 to 08/04/2020, there was no communication from the borrower or attempts from the servicer. From 08/05/2020 to 08/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 08/11/2020 to 11/9/2020, there was no communication from the borrower or attempts from the servicer. From 11/10/2020 to 12/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/17/2020 to 01/07/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary states the borrower called in and advised that the roof needs to be replaced and requested the insurance information.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301946	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there was 1 attempt to contact the borrower. No borrower contact found within the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300794	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  Borrowers called 1/2/2020 and requested unapplied funds to be posted to principal. Borrower called 1/17/2020 to advise payment of 1550.00 made and provided confirmation number. Borrower was advised of asset manager and borrower requested manager. when advised no manager available customer started talking down and condescending to the representative. Borrower called in again and wanted only to talk to management. Borrower talked to supervisor and was transferred to her asset manager. Borrower upset a call never made to her. Borrower wanted funds in suspense applied to principal. Borrower was advised it would be requested through bankruptcy and it may not occur right away. Borrower then requested AVP and was transferred. Borrower was advised that loan was current so no need to call and in active bankruptcy so not allowed to call. Borrower upset and would not let AVP speak and finally hung up. Borrower called in 2/5/2020 to advise tax document received and amount paid in taxes is incorrect. Borrower called 2/14/2020 to make payment of 1550.00. When advised payment was 1511.55 borrower stated they were not aware and that is not what loan documents state. Borrower was advised of possible escrow adjusted for the reduced payment amount and to review statement when received. Borrower called again to request additional info for bankruptcy, and they were not available. Borrower indicated they would call back for a manager. Borrower called in 3/10/2020 to find out amount in suspense. Borrower called 4/7/2020 to schedule payment of 1550.00 effective 4/10/2020. Borrower called 5/4/2020 to schedule draft of 1550.00 effective for 5/8/2020. Borrower called 5/8/2020 to advise tax bill received and is being sent to mortgage company. Borrower called 6/4/2020 to schedule payment of 1550.00 for 6/5/2020. Borrower called in 6/30/2020 to make payment of 1550.00. Borrower called in 7/14/2020 to discuss possible refinance. Borrower called 8/14/2020 to make payment of 1550.00 and get suspense balance. Borrower called 9/15/2020 to schedule payment of 1550.00 for 9/15/2020. Borrower called 10/15/2020 to make payment of 1280.85. Borrower called 11/11/2020 to schedule payment of 1550.00 for 11/12/2020. Borrower called 12/15/2020 to make payment of 1550.00 and finally again on 1/14/2021 to make payment of 1550.00. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300795	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  No contact from 01/01/2020 - 02/09/2020. 02/10/2020 - the servicer contacted the borrower for payment. The borrower advised the servicer that they will make a payment when funds are available. 03/10/2020 - The servicer reviewed the borrower's escrow statement and 1098 form with them. 04/10/2020 - The borrower called in to discuss assistance programs and made a payment. 08/052020 - 08/102020 The borrower called in to inquire why did they receive an incomplete acknowledgement letter. the servicer advised the borrower of loss mitigation options. the borrower feels that their payment has increased and would like options on how to lower as well as the escrow shortage.  11/05/2020 - The borrower made a payment and inquired why the servicer's number appears as a scam on their phone. 12/04/2020 - The servicer contacted the borrower to request that they send in their renewal. The borrower asked the servicer how much they should pay towards their escrow to reduce their payment. The borrower made a payment in the amount of $1714.51. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301947	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020.  There was no contact prior to 01/06/2020. On 02/12/2020 borrower called to make a payment, provided cell phone consent, planning on 2 payments per month. On 02/19/2020 spoke with borrower stated did an application online for modification. The agent provided the single point of contact (SPOC) information, advised of streamline approval, dated due and amounts due. The borrower stated would call back. On 02/21/2020 advised when trial payments are due and how much, borrower gave permission for cell phone use, and made a payment. On 03/05/2020 payment made and attempted to schedule the 2nd payment. On 03/25/2020 borrower verified all information and made 2nd trial payment. On 04/21/2020 borrower called and provided modification summary. On 04/24/2020 borrower called for status update, advised all trial payments made, final terms being completed and processed. On 04/28/2020 borrower called to check on were their payments are at, advised they are ahead of payments, but to keep making payment, until final modification documents are sent. On 05/06/2020 borrower called to check on the modification status; agent advised documents sent out today for signing. On 05/08/2020 SPOC called borrower to introduce self, borrower stated waiting on documents to sign to arrive. On 05/18/2020 called borrower to advise documents were signed wrong and need to be resigned. On 05/19/2020 same information about signing docs. On 05/26/2020 same information to borrower about signing documents. On 05/27/2020 borrower wanted to know if getting the whole package or just the pages needing to be re-signed. On 06/01/2020 borrower called to state they have the documents and will sign and get them back as soon as possible. On 06/08/2020 borrower called about modification, advised it is set up. Borrower made a payment. On 06/30/2020 borrower called with mod questions transferred to loss mitigation department. Payment made, advised until modification is completed it will show delinquent, going forward will show current if payments are made. On 07/09/2020 a credit reporting dispute was noted; servicer updated loan information and verified data being reported. On 08/03/2020 and 09/10/2020 payments were made. On 10/09/2020 borrower called to ask about biweekly payments and requested form to change name. On 10/27/2020 borrower called about biweekly plans and provided consent for cell phone. Advised yes to biweekly payments. Plan set up starting 10/29/2020. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301951	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020.  There was no contact prior to 2/19/20. On 2/19/20, a3p called regarding status update. On 2/26/20, a3p stated is working with loan assistance. On 3/6/20, the borrower wanted to go over assistance to reinstate loan. On 3/9/20, the borrower inquired about BRP packet. On 3/10/20, the borrower inquired on fc status. The representative advised not in foreclosure status. On 3/13/20, borrower stated sent in all mod documents. On 3/17/20, a3p interested in keeping home and reinstating the loan. On 3/20/20, the a3p wanted to know what documents are needed to proceed with loan mod. On 3/24/20, a3p follow up on mod. On 3/25/20, a3p follow up on mod. On 3/27/20, the a3p call regarding docs. The representative confirmed received and next steps. On 3/31/20, the authorized third party was advised on details for reinstating the loan. On 4/6/20, the representative advised a3p will reconnect on 4/9 to confirm reinstatement. On 4/17/20, a3p interested in reinstating the account. On 4/23/20, the authorized third party is interested in reinstating the loan but awaiting approval. On 5/4/20, the a3p called regarding processor's email. On 5/5/20, the a3p wanted to check on payment. On 5/7/20, authorized third party wants to know when check mailed. The representative advised on 5/5. On 5/11/20, authorized third party called in to verify claim status. On 5/19/20, the authorized third party stated is getting support from to reinstate account, but if not approved, wants to maintain the mod trial to keep property. On 5/20/20, the authorized third party called in about trial plan and repayment plan and is working with HHF, but unable to help due to loan is current. On 5/22/20, the authorized third party wanted to know fully about trial mod to explain to the borrower. On 6/8/20, the authorized third party called in to see if received contractor documents. The representative advised of time frame. On 6/9/20, the borrower requested speak with single point of contact. The representative advised will have single point of contact return call. On 6/10/20, the authorized third party stated borrower declined loan mod. On 6/11/2020, the borrower called in to withdraw loan mod request. On 6/11/20, the authorized third party stated received approval to reinstate. On XX/XX/XXXX, authorized third party called in to verify claim status. On 6/18/20, the authorized third party called about account updates and declined loss mit options. On XX/XX/XXXX, the borrower called for status of check. On 7/29/20, the authorized third party called in stating is working with a program to bring the account current. On 8/20/20, authorized third party called in to check status of claim. On 9/11/20, an outbound call was made, and borrower made a payment. On 11/12/20, the authorized third party called regarding statement. The representative informed $13.50 was from inspection fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301952	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  There was no contact with the borrower from 1/1/20 through 2/17/20. On 2/18/20 the borrower called asking if the servicer had received the payment yet. The agent said yes, but that it was short. The borrower asked why it was short and the agent said he would find out and call back. On 3/31/20 the borrower made a payment. There was no contact from 4/1/20 through 12/27/20. On 12/28/20 the borrower requested a payoff via the web, and it was provided. There was no further contact from 12/29/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no related disaster declaration for XXX in the state of XXX.  No damage was reported.
				XX/XX/XXXX	XX/XX/XXXX
762301954	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  From 01/01/2020 to 02/10/2020, there was no communication from the borrower or attempts from the servicer. From 02/11/2020 to 02/14/2020, the servicer attempted to contact the borrower and no message was left. On 02/14/2020, the borrower called in to inquire about payment processing and over payment. From 02/18/2020 to 06/29/2020, there was no communication from the borrower or attempts from the servicer. On 06/30/2020, the borrower called in to request payoff for the account. On 07/10/2020, the servicer attempted to contact the borrower and no message was left. On 07/10/2020, the borrower called in to return call from servicer. On 08/17/2020, the servicer attempted to contact the borrower and no message was left. On 08/17/2020, the servicer spoke with the borrower regarding payment and payment increase. From 08/18/2020 to 11/02/2020, there was no communication from the borrower or attempts from the servicer. On 11/3/2020, the borrower called in regarding the hazard insurance. From 12/7/2020 to 12/11/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/11/2020 to 1/29/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301955	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/25/2020.  There was no contact with the borrower from 1/1/20 through 2/28/20. The borrower made recurring monthly payments on 2/29/20, 3/29/20, 4/28/20, 5/21/20, 6/23/20, 7/21/20, 8/19/20, 9/20/20, 10/26/20, 11/27/20, and 12/25/20. There was no further contact with the borrower from 12/26/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301958	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  No contact from 1/1/2020 through 3/1/2020 due to performing status. The borrower called 3/2/2020 to advise that payment of 658.07 was mailed. The borrower called 3/16/2020 to discuss letter and payment; the borrower was advised that payment was received and to disregard notice. The borrower also wanted to know why principal balance not decreasing and that another payment will be made this week. The borrower called 5/13/2020 to advise that they are not working right now due to pandemic. The borrower called XX/XX/XXXX to discuss the forbearance approval. The borrower called to discuss options as not able to make payment for 2nd month. The borrower advised of deferment option and will call back if needed. the borrower called 7/9/2020 and was upset their specialist was not returning calls, and that only one payment deferred when the borrower was told all three would be deferred. Outbound contact made with borrower to go over the deferment process; the borrower was advised that two payments were deferred already and if the July payment is not made they will defer that one as well. The borrower advised that they were back to work and could start making August payment. The borrower called in XX/XX/XXXX to confirm that payments for XXX, XXX and XXX were deferred. The borrower called 8/24/2020 to advise received a letter stating the loan is two payments delinquent and made payment of 658.07. The borrower called 8/26/2020 to discuss letter received stating the July payment not deferred. Outbound attempt to the borrower 9/18/2020. The borrower called in 9/18/2020 to make payment and discuss deferral. Two outbound attempts made 9/28/2020. The borrower called in to discuss payment and forbearance arrangement. The borrower called 9/30/2020 to state that the forbearance was for three months and that when August payment was made it posted to July. The borrower was advised they would research and call back Wednesday. Outbound call made 10/2/2020and the borrower advised they were working with someone to research payment and get back to them. The borrower called on XX/XX/XXXX to get update on status of third deferred payment; the borrower was advised they are still awaiting response. Outbound attempt made 10/13/2020. Outbound call to Borrower XX/XX/XXXX to advise the third payment was deferred and can schedule the October payment; the borrower schedule a payment for 10/30/2020. From 11/25/2020 through 12/4/2020 there were 12 outbound contact attempts. The borrower called in 12/8/2020 stating the billing shows 140.24 due for November and system shows 744.07; the borrower was advised the 140.24 was interest only portion of payment. The borrower called 12/17/2020 to advise that payment of 140.24 was made and borrower was advised of escrow and request late fee removed due to forbearance and deferral issues. Borrower called 12/18/2020 to discuss fees, taxes, insurance. pay history sent to borrower for review. From 12/21/2020 through 12/30/2020 there were 26 outbound attempts. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer processed payment deferrals on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, one payment each.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301960	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  There was no contact prior to 03/03/2020. On 03/03/2020 the borrower called in to confirm their monthly payment date as well as the mailing address. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301962	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  There was no contact with the borrower from 1/1/20 through 2/26/20. On 2/27/20 the borrower called to make a payment. There was no further contact with the borrower from 2/28/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no related disaster declaration for XXX in the state of XXX and no reported damage from either event.
				XX/XX/XXXX	XX/XX/XXXX
762301963	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020.  From 01/01/2020 to 03/03/2020, there was no communication from the borrower or attempts from the servicer. From 03/04/2020 to 03/24/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 03/25/2020 to 05/25/2020, there was no communication from the borrower or attempts from the servicer. From 05/26/2020 to 05/28/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/28/2020, the servicer spoke with the borrower and borrower provided verbal authorization for third party. The third party and borrower advised payment was setup through bill pay. From 06/25/2020 to 06/27/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/21/2020, the borrower called in to change the payment draft date. From 08/27/2020 to 09/08/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/08/2020, the servicer spoke with the authorized third party regarding the payment on the account. From 09/11/2020 to 01/30/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301964	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There was no contact with the borrower from 1/1/20 through 2/27/20. On 2/28/20 during an outbound call, the agent spoke with an unauthorized third party who made the payment over the phone. On 3/27/20 and 4/6/20 third parties called in payments. There was no contact with any party from 4/7/20 through 5/30/20. On 6/1/20 the borrower made a payment. On 7/18/20 during an outbound call, an unauthorized third party reported the borrower had passed away and made a payment on the account. On 8/27/20 during an outbound call, an unauthorized third party made a payment. On 9/22/20 during an outbound call, the borrower's daughter-in-law stated the borrower was deceased and the death certificate had been mailed in. She also stated the executrix of the estate was the borrower's daughter, XXX, and gave contact information for her. On 10/12/20, the daughter-in-law called to make a payment. On 10/20/20 the daughter-in-law again advised the borrower was deceased and provided the daughter's name and contact information as Executrix of the Estate. There was no contact from 10/21/20 through 12/8/20. On 12/9/20 the daughter-in-law called again and made a double payment plus a principal payment on the account. There was no further contact with any party from 12/10/20 through 12/31/20. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301965	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020.  From 01/01/2020 to 02/10/2020, there was no communication from the borrower or attempts from the servicer. From 02/11/2020 to 02/15/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 02/28/2020, the co-borrower called in to make a payment on the account. From 02/29/2020 to 07/27/2020, there was no communication from the borrower or attempts from the servicer. On 07/28/2020, the borrower called in to advise they pay their own taxes. The representative requested for the borrower to submit proof of payment. From 07/29/2020 to 01/29/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300798	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  There was no contact with the borrower from 1/1/20 through 2/23/20. On 2/24/20 the borrower called for instructions on sending in payments. On 3/3/20 the borrower consented to IVR contact for his phone. On 3/4/20 the borrower made a phone payment. There was no contact from 3/5/20 through 5/3/20. On 5/4/10 during an outbound call, the borrower advised a payment had been mailed on 5/1/20. There was no contact from 5/5/10 through 7/30/20. On 7/31/20 the borrower returned a call and advised the payment was due. There was no contact from 8/1/20 through 12/2/20. On 12/3/20 the borrower called saying she had not received her statement yet. There was no further contact with the borrower from 12/4/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Filing date was not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301966	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  From 01/01/2020 to 03/18/2020, there was no communication from the borrower or attempts from the servicer. From 03/19/2020 to 03/31/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/02/2020, the borrower called in to verify the recent payment on the account. From 04/03/2020 to 07/01/2020, there was no communication from the borrower or attempts from the servicer. From 07/02/2020 to 07/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/10/2020, the borrower called in to make a payment on the account. From 08/03/2020 to 12/7/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/8/2020 to 01/29/2021, there was no communication from the borrower or attempts from the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301967	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy [2] Delinquency Prognosis - Temporary
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was no contact with the borrower from 1/1/20 through 3/12/20. On 3/13/20 an agent called, and borrower said not a good time but could call back on Monday at 9 AM. On 3/19/29 the borrower called to discuss options to retain his home. The agent verified the attorney's consent to discuss. The borrower stated he wanted to keep the house and that his wife (co-borrower) has a terminal illness. The agent discussed modification options and asked him to register online for a document package to be mailed to him. On 4/1/20 an agent called for late payment and borrower stated had made it with a different agent. He also stated he would be uploading the modification documents over the weekend. The agent also discussed short sales and deed in lieu of him. On 4/09/20 the agent called and asked the borrower about the modification documents. The borrower said he had been working a lot of hours and will get them back in a couple of weeks. The agent reminded him the sooner they were returned, the faster the review would be and told him he would be emailing a recap of the conversation. On 4/14/20 and again on 4/20/20 the agent called again for status reminding the borrower of the urgency in getting them returned due to the delinquency of the loan. On 4/25/20 it is noted the borrower was approved for a XX BK modification that does not require document collection. On 4/30/20 the servicer advised the attorney of the modification terms. On 5/5/20 the borrower called to make the first trial payment on the modification. On 5/12/20 the servicer called the attorney to discuss the modification again. On 6/1/20 the borrower called to make the second trial payment. On 6/17/20 the borrower called with general questions about the trial payments. On 7/1/20 the borrower called in a payment. On 7/10/20 the agent advised the borrower the final modification had been sent to the attorney advising him to set up an appointment to execute them and go over the terms and instructions. On 7/16/20 the borrower called with more questions about the modification which the agent answered. On 7/24/20 an agent called to advise the borrower an incomplete modification package had been received. The borrower said it would be done by the following Wednesday. On 8/5/20 an agent called the borrower to say the package had been received and forwarded to the court for final approval. On 8/31/20, 9/30/20, 10/30/20, 11/3/20, and 11/30/20 the borrower made payments. There was no further contact with the borrower from 12/1/20 through 12/31/20. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Previous Chapter XX #XXX filed XX/XX/XXXX and discharged XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301972	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  From 01/01/2020 to 02/24/2020, there was no communication from the borrower or attempts from the servicer. On 02/25/2020, the borrower called in and welcome call was completed. From 02/28/2020 to 03/12/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 03/13/2020 to 06/17/2020, there was no communication from the borrower or attempts from the servicer. From 06/18/2020 to 06/23/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/09/2020, the servicer spoke with the borrower and the borrower advised it is not a good time. On 08/05/2020, the servicer attempted to contact the borrower and no message was left. On 08/13/2020, the borrower called in to delete a payment. From 08/17/2020 to 10/9/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/29/2020, the borrower called in to reschedule a payment on the account. From 11/9/2020 to 12/29/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/30/2020 to 01/29/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301973	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact from 1/1/20 through 2/16/20. On 2/17/20 the borrower called in a payment. On 3/12/20 the borrower called to add his wife to the loan and asked why the escrow balance was so high. The agent referred him to the Insurance Department for answers. The borrower also made a phone payment. On 3/20/20 the borrower called again about the high escrow balance. The agent opened a task to research it and said he would call back. On 3/26/20 the borrower called to follow up on the escrow issue and the agent said it could take up to 3 weeks to resolve. On 4/8/20 the borrower called in again regarding the escrow balance. The agent said it was not yet completed. On 4/13/20 the borrower called about the escrow again and inquired about pandemic options but did not request assistance. On 4/16/20 the agent called about pandemic options. The borrower said his wife was self-employed and had shut down her operations due to Covid, but he was still working. He needed to discuss with wife and would call back if he needed help. On 4/17/20 the borrower made a payment, and again on 5/15/20. On 5/27/20 the borrower called saying he did not understand the escrow resolution saying he thought he was being overcharged and wanted the refund sent to him. The agent advised if any refund were due or were to become due, it would be mailed to him. The borrower made payments on 6/15/20, 7/15/20, 8/14/20, 9/15/20, 10/15/20, 11/14/20, and 12/15/20. There was no further contact with the borrower from 12/16/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no related disaster declaration for XXX for the state of XXX.  There was no damage reported from either event.
				XX/XX/XXXX	XX/XX/XXXX
762301974	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020.  The loan was current when the review began on 01/01/2020. The first borrower contact was on 02/24/2020 when servicer called borrower at borrower request. Borrower was unable to speak at that time and servicer requested a call back. Borrower called back on 02/28/2020 to make a payment. Borrower called on 03/12/2020 and requested copy of payment history and last statement. Borrower called back on 03/19/2020 to inquire about pandemic programs; nothing set up. Borrower called in on 04/07/2020 stating returning call. Borrower made payment and requested an automated clearing house form. The borrower called in again on 07/02/2020 and stated had been told was behind in tax payment and advised that taxes were not escrowed. Servicer reviewed account and stated payment increase was for past escrow shortages for insurance and that insurance premium had gone up. Borrower called in on 07/14/2020 to get insurance department address as was changing insurance company. There was no further direct contact with borrower through 01/25/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300801	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  The loan was current when the review began on 01/01/2020. Attempts at contact from January through March 2020 were unsuccessful. There were no attempts thereafter and on 11/13/2020 the borrower called in requested total amount due and then hung up. On 11/24/2020 an unauthorized third party called and asked if the servicer would accept a lesser amount to pay off the loan. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300802	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  There was no contact prior to until 12/10/2020 when the borrower called in and stated had an insurance claim check to send in and was provided with information on requirements for third party authorization. The borrower did not state the type, amount of claim or date of loss; however, notes indicate the property was in a disaster area declared for XXX on XX/XX/XXXX.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The borrower called in on XX/XX/XXXX stating had an insurance claim check.  Notes do not show type of claim, amount of loss, date of loss, or amount of check.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300803	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The loan was current when the review began on 01/01/2020. The borrower was first contacted on a welcome call on 01/16/2020 and state would be making payments online. The next contact was on 03/09/2020 when the borrower was reached and asked servicer to stop calling would be making payment online. Payment made 03/10/2020. The borrower called in on 03/27/2020 and stated had no work due to pandemic and requested 3 month forbearance plan. Plan approved effective XX/XX/XXXX to start on XX/XX/XXXX and end om XX/XX/XXXX. Borrower continued to make payments online, each month, through forbearance term and thereafter through end of review. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300804	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  The borrower called in on 01/02/2020 and questioned the status of the loan stating that as well as modification completed in 2019, borrower was offered a two month deferment and should be due for 01/2021. Servicer and borrower exchanged calls until account was reconciled on 01/27/2020 and brought current. The borrower called in on 02/08/2020 for 2019 1098 information. The borrower called in and scheduled a payment for 02/28/2020 on 02/18/2020. The borrower called in on 03/12/2020 and scheduled a payment for 03/27/2020. Borrower called in on 03/26/2020 cited pandemic income curtailment and asked if programs were available. Borrower was told to monitor the website for more information. Borrower then scheduled the next 3 payments. On 04/17/2020 the borrower called back and said third party who contributes to payment was out of work and wanted to know about programs. On XX/XX/XXXX a pandemic deferment was processed and one time draft for 05/22/2020 was added. Borrower continued with deferral making partial payments through 06/18/2020 when the borrower called in and asked about homeowners' insurance and confirmed it was on file. On 07/14/2020 the borrower requested a life of loan history. Borrower called in one time draft on 08/19/2020. On 09/11/200 borrower called in a payment and requested information on escrow. On 10/08/2020 a letter was received concerning identity theft; borrower was sent a response on 10/12/2020 stating servicer would need a police report and affidavit to continue with dispute. A onetime draft was called in on 10/21/2020. On 11/23/2020 the borrower called in and was upset about payment application. Servicer explained that interest is charged based on payment date. The borrower then asked for a 'holiday special' meaning a payment deferral and the servicer suggested loss mitigation options. Borrower called in on 12/18/2020 asking about pandemic programs and scheduled a payment for 12/31/2020. The last contact was on 01/14/2021 when the borrower called in and scheduled a payment to be drafted on 01/31/2021 citing reason for slow pay as excessive obligations. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300805	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and no attempts to contact the borrower during the review period.  The loan is current with no evidence of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300807	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  Prior to 8/4/2020 there was no borrower contact. On 08/04/2020 and 08/11/2020, the borrower called regarding a letter received advising that proof of insurance was needed and was transferred to the insurance department. On 09/15/2020, the borrower informed of having purchased own insurance and servicer confirmed receipt and confirmed lender paid insurance was cancelled. The borrower called to make a payment on 10/13/2020. There was no further contact with the borrower. The loan has been performing under bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300808	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and no attempts to contact the borrower during the review period.  The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300810	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  The only borrower contacts during the review period occurred on 1/9/2020 when the borrower was advised that the payment was sent to the wrong address. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300812	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite multiple attempts there was no borrower contact during the review period.  The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300813	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  From 01/01/2020 to 01/15/2020, there was no communication from the borrower or attempts from the servicer. On 01/16/2020, the authorized third party called in to make a payment on the account. From 01/17/2020 to 03/15/2020, there was no communication from the borrower or attempts from the servicer. On 03/16/2020, the authorized third party called in to make a payment on the account. On 04/16/2020 and 05/15/2020, the authorized third party called in to make a payment on the account. On 06/15/2020, the authorized third party called in to make a payment on the account. From 06/16/2020 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300814	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  From 01/01/2020 to 01/07/2020, there was no communication from the borrower or attempts from the servicer. On 01/08/2020, The borrower called in to request a loan detail letter. On 01/09/2020, the co-borrower called in for the account information. From 01/10/2020 to 04/15/2020, there was no communication from the borrower or attempts from the servicer. On 04/16/2020, the servicer attempted to contact the borrower and no message was left. On 04/29/2020, the co-borrower called in to request the contract be emailed to them. On 05/11/2020, The servicer attempted to contact the borrower and no message was left. On 05/15/2020, the servicer spoke with the borrower regarding payment status and refinance information. On 06/8/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 06/09/2020 to 09/13/2020, there was no communication from the borrower or attempts from the servicer. On 09/14/2020, the servicer attempted to contact the borrower and no message was left. From 09/16/2020 to 12/15/2020, there was no communication from the borrower or attempts from the servicer. On 12/16/2020, the borrower called in to inquire about the deferment process. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300815	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  From 01/01/2020 to 01/16/2020, there was no communication from the borrower or attempts from the servicer. On 01/17/2020, the borrower called in to make a payment on the account. On 02/24/2020, the borrower called in to make a payment on the account. On 03/30/2020, the borrower called in regarding non-receipt of year end statement. On 04/09/2020, the borrower called in to request documents. On 05/04/2020, the borrower called in to make a payment on the account. On 05/22/2020 and 06/23/2020, the borrower called in to schedule a payment on the account. On 07/17/2020 and 08/25/2020, the borrower called in to make a payment on the account. On 09/22/2020, the borrower called in regarding the account status and inquired about fees due. On 09/29/2020, the borrower called in to inquire about the fees due and schedule a payment on the account. On 09/30/2020, the borrower called in regarding non-receipt of billing statements. On 10/14/2020, the borrower called in to make a payment on the account. On 11/4/2020, the borrower called in regarding the status of the modification. On 11/5/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 11/10/2020, the borrower called in regarding the status of the modification. On 11/12/2020, the borrower called in to make a payment on the account. On 11/13/2020, the servicer spoke with the borrower regarding a modification status update. On 11/18/2020, the servicer spoke with the borrower regarding the modification status. On 11/19/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 11/19/2020, the borrower called in to return servicer's call. The borrower declined the modification after being advised on what the modification is versus a refinance. On 12/1/2020, 12/10/2020 and 12/14/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 12/16/2020, the borrower called in regarding the increase in the escrow account. On 01/15/2021, the borrower called in to make a payment on the account. From 01/16/2020 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300816	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  On 1/9/2020 borrower called in to make sure mod was completed and home no longer in foreclosure. On 1/14/2020 borrower called to make a payment and lender advised the modification was completed. On 2/14/2020 borrower wanted to make a payment. Lender advised of payment amount and explained reason for decrease in payment amount. On 3/12/2020 borrower called in to review statement and what the additional $204.00 on her bill was for. On 4/14/2020 borrower called to make a payment. On 5/14/2020 borrower called in to make a payment and to obtain info about her escrow. On 6/12/2020 borrower called in to make a payment. On 7/15/2020 borrower called in to make a payment. On 8/14/2020 borrower called to schedule a payment. On 12/17/2020 borrower advised will make payment by the end of the month. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300817	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  From 01/01/2020 to 03/10/2020, there was no communication from the borrower or attempts from the servicer. On 03/11/2020, the servicer attempted to contact the borrower and no message was left. From 04/17/2020 to 04/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/20/2020, the borrower called in regarding pandemic assistance options. On 04/24/2020 and 05/12/2020, the servicer attempted to contact the borrower and no message was left. On 05/22/2020, the servicer attempted to contact the borrower and no message was left. On 06/04/2020, the borrower called in to return call from servicer. On XX/XX/XXXX, 2 months payment were deferred on the account. From 06/16/2020 to 07/02/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/10/2020, the borrower called in checking the status of the account and made a payment on the account. On 08/13/2020, the borrower called in to request tax parcel information and processed a payment on the account. From 08/14/2020 to 10/12/2020, there was no communication from the borrower or attempts from the servicer. On 10/13/2020, the servicer attempted to contact the borrower and no message was left. On XX/XX/XXXX, the pandemic deferment has been completed. On 12/14/2020, the servicer attempted to contact the borrower and no message was left. From 12/15/2020 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Payment deferral
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300818	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  On 1/13/2020 borrower called in to make monthly payment. On 2/14/2020 borrower called to make a payment. On 4/13/2020 borrower called to make a payment. On 04/24/2020 borrower calling because heat pump went out and wanted to know what insurance covered. On 5/13/2020 borrower called to schedule payment. On 7/10/2020 borrower called in to make a payment. On 8/12/2020 borrower called to schedule a payment. On 9/16/2020 borrower called to make a payment. On XX/XX/XXXX borrower called to check on what was covered due to the XXX damage. On 9/25/2020 Lender advised the forced place insurance has been on since May of 2019. On 10/15/2020 borrower called in to schedule a payment. On 11/16/2020 borrower called to confirm the automated clearing house was set up. On 12/18/2020 borrower called in to schedule a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called regarding XXX damage. No indication of an insurance claim or damages being repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300819	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  From 01/02/2020 to 07/13/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/14/2020, the servicer spoke with the borrower and the borrower advised will make payment online. From 07/15/2020 to 09/13/2020, there was no communication from the borrower or attempts from the servicer. From 09/14/2020 to 01/13/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/14/2021, the co-borrower called in and was transferred to refinance department. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300820	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Received a couple of calls from Unauthorized Third party who stated borrower is in a Nursing Home and he had Power of Attorney, which was sent in. Agent advised did not receive. Third party stated he will be contacting an Attorney because he did send in paperwork. Payments are being made and loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300822	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2020.  From 01/01/2020 to 01/05/2020, there was no communication from the borrower or attempts from the servicer. On 01/06/2020, the borrower called in to make a payment on the account. On 02/14/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. On 03/25/2020, the borrower called in to make a payment on the account. On 03/26/2020, the borrower called in and advised that too much money was drafted for the payment. A payment processing refund was requested for the borrower. On 04/01/2020, the borrower called in to request a cancel for two payment and wants a refund. On 05/01/2020, the borrower called in to make a payment on the account. On 06/09/2020, the borrower called in to make a payment on the account. From 06/10/2020 to 1/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Active Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300823	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  There was no contact prior to 05/22/2020.  On 05/22/2020  The borrower states the reason for delinquency was due to having to pay medical fees first. Borrower made a payment. 05/23/2020.  There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300824	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020.  No contact made prior was made. On 8/12/2020. borrower called in to schedule a payment. No further contact was made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301975	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2020.  No contact made prior to 1/25/2020. On 1/25/2020 borrower called to see what the payment was, and lender request the 97.92 applied to the fees. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301976	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no contact attempts or contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300825	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020.  From 01/01/2020 to 05/13/2020, there was no communication from the borrower or attempts from the servicer. From 05/14/2020 to 07/21/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/11/2020, the borrower called in and expressed interest in refinancing the loan. On 0923/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 10/1/2020, the authorized third party called in regarding bankruptcy information. From 10/202020 to 01/22/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/23/2021 to 1/29/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300826	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been not contact made throughout the review period. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762301977	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  There was no contact prior to 05/12/2020. On 05/12/2020 the borrower called in regarding their returned payment. Borrower made a replacement payment. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300827	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  No prior contact made. On 5/29/2020 borrower called to get the unique id number. No contact made after. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301978	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021.  From 01/01/2020 to 01/16/2020, there was no communication from the borrower or attempts from the servicer. From 01/17/2020 to 01/30/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/31/2020, the borrower called in for password reset. From 02/19/2020 to 06/15/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 06/16/2020, the servicer spoke with the borrower and the borrower inquired about due date change. From 06/16/2020 to 07/15/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/15/2020, the servicer spoke with the borrower regarding the payment for the account. The borrower advised of reason for delinquency. From 07/15/2020 to 08/22/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 08/22/2020, the borrower advised when the payment would be made on the account. On 08/24/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 08/31/2020, the borrower called in to advise payment was made on the account. From 08/31/2020 to 11/30/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/1/2020 to 01/21/2021, there was no communication from the borrower or attempts from the servicer. On 01/22/2021, the borrower called in regarding cancellation of automatic draft. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300829	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 - There is no evidence of contact with the borrower during this period. The servicer attempted to contact the borrower 60 times during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301980	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2020.  No contact was established 01/01/2020 - 07/13/2020.  On 7/14/2020 borrower advised the payment is in the mail.  On 8/17/2020 borrower advised unable to make the payment still waiting on tax refund. On 8/27/2020 borrower advised out of work and not returning to September.  Borrower advised still waiting on tax refund.  On 10/17/2020 servicer advised the payment was short and borrower stated will pay online.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300830	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  No prior contact was made. On 7/29/2020 borrower called to set up payment. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301981	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020.  From 01/01/2020 to 05/11/2020, there was no communication from the borrower or attempts from the servicer. On 05/12/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 06/8/2020, the borrower called in regarding unlocking the web account. From 06/09/2020 to 01/11/2021, There was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301982	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  No contact attempts were made from 1/1/20 to 1/13/20 due to performing status. On 1/14/20 the borrower called to make a payment. No contact attempts were made from 1/15/20 to 3/19/20 due to performing status. On 3/20/20 the borrower called to request that the loan not be sold to another servicer. On 4/15/20 the borrower called to request a fee waiver. On 5/28/20 the borrower called to make a payment. On 6/23/20 outbound contact was made with the borrower, who advised of was laid off for six weeks and made a promise to pay online. On 7/23/20 the borrower called to opt out of the forbearance plan. The borrower was not responsive to contact attempts from 8/18/20-8/26/20. On 9/14/20 outbound contact was made with the borrower, who made a payment. The borrower was not responsive to contact attempts from 10/16/20-10/22/20. On 10/23/20 outbound contact was made with the borrower, who made a payment. The borrower was not responsive to contact attempts from 11/16/20-11/25/20. On 11/27/20 the borrower called to make a payment. The borrower was not responsive to contact attempts from 12/16/20 to 12/24/20. On 12/28/20 the borrower called to request assistance due to unemployment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300832	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  No contact from 01/01/2020 - 01/20/2020. On 1/21/2020 borrower advise will make a payment online. On 2/14/2020 borrower called in to schedule a payment. On 4/9/2020 borrower advised affected by pandemic and business has been closed for 2 months. On XX/XX/XXXX Lender advised a one deferment was provided instead of the 3 and will have manager investigate it. On 5/29/2020 borrower called to see when the payment was due and how many payments were deferred. On 6/8/2020 borrower called with a status of the deferment. On 6/11/2020 borrower called to get help with the loan. On 6/17/2020 borrower advised still needs help due to covid19. On 7/6/2020 borrower called for escrow letter and the status of the account. On 7/15/2020 borrower called about the deferment and the loan status. On 7/27/2020 borrower advised they received a letter for a forbearance when they wanted a deferment. On XX/XX/XXXX lender advised deferment will be received. On 9/15/2020 borrower advised they had a water leak in the property. On XX/XX/XXXX borrower called to request a 4 month extension. On 12/7/2020 borrower called to schedule a payment. No further contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Comments reflect XXX damage. No evidence of claim being filed or repairs complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300833	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  From 01/01/2020 to 01/16/2020, there was no communication from the borrower or attempts from the servicer. On 01/17/2020 to 01/22/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/22/2020, the servicer spoke with the borrower and the borrower was advised of the total amount due. The borrower stated the reason for delinquency. From 01/22/2020 to 04/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/20/2020, the servicer spoke with the borrower regarding the payment on the account. From 05/14/2020 to 05/28/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On XX/XX/XXXX, deferred balance has been forgiven. From 05/29/2020 to 01/26/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300834	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  From 01/01/2020 to 01/16/2020, there was no communication from the borrower or attempts from the servicer. From 01/17/2020 to 01/21/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/21/2020, the servicer spoke with the borrower regarding the status of payment. From 01/22/2020 to 06/11/2020, there was no communication from the borrower or attempts from the servicer. On 06/12/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 06/13/2020 to 09/14/2020, there was no communication from the borrower or attempts from the servicer. On 09/15/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 09/16/2020 to 11/15/2020, there was no communication from the borrower or attempts from the servicer. From 11/16/2020 to 01/16/2021, the servicer attempted to contact the borrower and a message was left for the borrower. On 01/19/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300836	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  There was no contact prior to 01/09/2020. On 1/9/2020 borrower called to advised they had issues making the payment online and called in to schedule a payment. On 1/23/2020 borrower called to get help with login. Borrower did not complete account enrollment. On 3/6/2020 borrower wanted the info on account lender advised payment returned and will need to send cert fund. On 3/9/2020 borrower called to make a payment. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300837	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020.  01/01/2020 - 06/20/2020 There is no evidence of contact with the borrower during this period. 06/19/2020 - The borrower called in to know the deferred balance. The borrower notified the servicer that they plan to pay off their account next year and will continue to follow up. 06/18/2020 - 01/01/2020 There is no evidence of contact with the borrower during this period. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300838	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  01/09/2020 - Borrower contacted servicer regarding returned payment. The borrower made a payment with the assistance of the banking representative and also requested an automated clearing house form that the representative agreed to assist in filling it out correctly. 02/07/2020 - Borrower authorized payment in the amount of $2,513.76. 03/04/2020 - Borrower contacted servicer regarding issues with Automatic Clearing House (ACH) bank draft and was advised that only certified funds are accepted. On 03/06/2020, an authorized third party called stating that the borrower was upset at the inability to use automated clearing house since they have the paperwork on file. The call was escalated with approval that a check by phone will be accepted and the party stated intention to call back with the borrower on the line. There was no further contact evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300839	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020.  From 01/01/2020 to 05/11/2020, there was no communication from the borrower or attempts from the servicer. On 05/12/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 05/13/2020 to 08/17/2020, there was no communication from the borrower or attempts from the servicer. On 08/18/2020, the borrower called in regarding insurance policy information. On 09/04/2020, the servicer spoke with the borrower and the borrower advised of promise to pay. From 09/09/2020 to 10/23/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 10/24/2020 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301985	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  No contact made prior to 10/02/2020. On 10/2/2020 borrower wanted to know when we received her payment for the month of September. Borrower wanted to know about the insurance lender advised not insurance on the account. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301986	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has made several attempts to contact the borrower. Lone is actively performing,
				XX/XX/XXXX	XX/XX/XXXX
762300840	2	[2] Current Status - Bankruptcy EXCEPTION INFO: Chapter XX bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2020.  There was no contact prior to 04/03/2020.  On 04/03/2020 Borrower informed servicer of not being able to make payment due to unemployment. On 10/16/2020 Borrower contacted servicer to inquire about not receiving a billing statement. On 10/31/2020 , Borrower's daughter contacted servicer to make payment with debit card. Servicer advised that an online account can be created to make payments with a debit card. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 3%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300841	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  There was no contact with borrower prior to 09/11/2020. On 9/11/2020, borrower called in to set up ACH. On 10/29/2020, borrower advised will investigate getting insurance. There has been no further contact with borrower during the review period. Loan is performing and was a prior Bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300842	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  01/15/2020 - Servicer informed borrower that the modification agreement has been received. 10/27/2020 - Servicer informed borrower that the loan is due for 11/01/2020. The borrower contacted the servicer to schedule a payment on the following dates: 02/03/2020, 03/03/2020, 04/01/2020, 05/08/2020, 06/05/2020, 07/13/2020, 08/10/2020, 11/13/2020, 12/14/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 2.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301987	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020.  On 1/8/2020 borrower called to make a payment. On 1/9/2020 borrower called for the status of the repayment plan. Borrower called to make a payment. On 01/17/2020 borrower asked about the letter received. Lender advised of the repayment plan. On 1/31/2020 3rd party called to make a payment. On 4/9/2020 borrower called to make a payment. On 9/2/2020 Lender went over transfer and boarding process and the borrower scheduled a payment. On 09/21/2020 borrower called about a letter that was received. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300843	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  No contact was established 01/01/2020 - 01/05/2020.  The borrower contacted the servicer to schedule payment drafts on the following dates: 01/06/2020, 01/17/2020, 02/22/2020, 03/19/2020, 04/18/2020, 05/07/2020, 06/10/2020, 07/13/2020, 08/04/2020, 09/28/2020, 10/12/2020,10/26/2020.  On 11/30/2020 the servicer informed borrower that payment did not draft on 11/28/2020 due to date falling on a Saturday.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301989	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  From 01/01/2020 to 02/26/2020, there was no communication from the borrower or attempts from the servicer. On 02/27/2020, the borrower called regarding a new claim for water damage at the property. From 02/28/2020 to 06/17/2020, there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, the claim check was received for XXX damage. On XX/XX/XXXX, the borrower called in to return call from servicer regarding the claim. From 06/27/2020 to 08/26/2020, there was no communication from the borrower or attempts from the servicer. On 09/09/2020, the borrower called in regarding the transfer of the loan. On 09/17/2020, the servicer attempted to contact the borrower and no message was left. On 09/18/2020, the borrower called in to make a payment on the account. From 09/18/2020 to 12/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 12/17/2020 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary states there is a monitored claim for XXX damage. No evidence of repairs completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300844	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  On 1/15/2020 Lender advised the borrower of the documents needed for the review period. On 5/4/2020 borrower called to see why the payment was deferred. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300847	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  On 01/22/20 the borrower called to make a payment also educated borrower about modification borrower wanted to apply for modification today. On 02/21/20 the borrower called had questions about mortgage assistance form 4506t borrower stated will fax Monday. On 03/16/20 borrower called loan going back in modification review. On 08/04/20 the borrower called promised to pay, on 09/16/20 the borrower called promised to pay. On 10/27/20 the borrower called wanted to know why inspector taking pictures of home when loan is current. Apologized to the borrower. On 12/30/20 the borrower called promised to pay. On 01/27/21 authorized third party called advised borrower passed away XX/XX/XXXX they are looking to sell the property. Informed and Advised third party with consent. third party will be handling the account advised once everything settles would like ach. On 01/28/21 authorized third party called to verify where to send insurance. There was no further contact loan performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300848	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020.  There was no contact with the borrower from 01/01/2020 through 03/19/2020. On 3/20/2020 the servicer advised that the account is in active bankruptcy. There was no contact with the borrower from 03/21/2020 through 06/21/2020. On 6/22/2020 the borrower called to see if they could change the payment due date. The servicer advised that they are unable to do so. The borrower stated that they would call back. On 06/29/2020 the borrower called to have the funds applied correctly to the account. On 7/23/2020 the lender informed the borrower that the payment can be made after the 14th since there is no late fee while in bankruptcy. There was no further communication with the borrower. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  A prior Chapter XX, case#XXX, filed XX/XX/XXXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301991	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.  Prior to 1/6/2021 there was no borrower contact. The borrower asked for mailing address on 1/6/2021. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300849	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  From 01/01/20-09/03/20 there was no contact established with the borrower. On 09/04/20 the borrower called to make a payment. On 09/23/11 the borrower called to make a payment borrower advised payment may come back as nsf due to unexpected expenses. On 10/12/20 called the borrower declined to make a payment at this time advised default. On 11/03/20 the borrower called discussed account. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300850	3
[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 09/08/2020

[3] Collection comments are missing or incomplete.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period despite multiple attempts.  The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300851	3	[3] Occupancy - Vacant [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  On 1/28/2020 the borrower called to make a payment. On 3/3/2020 the borrower called to make a payment. No contact attempts were made from 3/4/20 to 7/29/20 due to performing status. On 07/30/2020 the borrower called to advise not living in the home, and that it isn't worth the cost of repairing. On 8/3/2020 borrower advised that the mobile home is falling apart, and no mod or refinancing can be done. On 8/11/2020 borrower called to discuss the refinance option. On 09/14/2020 borrower called to advise the mobile home is falling apart and inquired about a modification. On 09/28/2020 borrower called to go over options. On 10/22/2020 borrower called to make a promise to pay. On 12/10/20 the borrower called to advise will continue to make the payments. The losn is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300852	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  Prior to 1/3/2020 there was no borrower contact. The borrower was advised on 1/3/2020 that payment was still needed for the mod. The borrower called on 1/9/2020 and stated they made a payment by phone. The borrower called to make a payment on 1/15/2020. The borrower called on 1/21/2020 to verify receipt of payment. The borrower was advised of due date on 2/21/2020. The borrower called to make a payment on 3/16/2020, 4/17/2020, 5/19/2020, 6/19/2020, and on 7/21/2020. The borrower called on 9/1/2020 and stated they did not pay August payment because they did not know about transfer. The borrower made a promise to pay on 9/14/2020. The borrower called on 9/22/2020 to set up automated clearing house payments. The borrower called on 1/28/2021 to inquire about escrow shortage letter. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300853	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is 1%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower makes their payments using the automated IVR system monthly. There has not been any contact with the borrower during the review period as the loan is current and performing and all payments were received on time.
				XX/XX/XXXX	XX/XX/XXXX
762301993	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  On 01/03/20 the borrower called to have online password reset. On 02/10/20 the borrower called to make a payment. On 04/06/20 the borrower called to make a payment. On 06/15/20 the borrower called to make a payment. On 09/11/20 the borrower called promised to pay. On 11/12/20 the borrower called promised to pay. On 12/14/20 the borrower called promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300854	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  No prior contact made. On 9/11/2020 borrower called to discuss he account. Lender advised the account is new. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300855	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020.  Prior to 2/26/2020 there was no borrower contact. The borrower made a promise to pay on 2/26/2020 and on 3/2/2020. The borrower called on 9/9/2020 to set up automated clearing house payments. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301996	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020.  There was no contact from 01/01/2020 to 06/10/2020. On 06/11/2020, the borrower made a promise to pay. On 07/07/2020, the borrower made a promise to pay. On 08/11/2020, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301998	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020.  Prior to 1/8/2020 there was no borrower contact. The borrower made a promise to pay on 1/8/2020. The borrower called on 6/12/2020 to go over missing payment. The borrower called on 6/15/2020 to go over transfer and stated they sent over payment through bill pay. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301999	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.  From 01/01/20-03/26/20 there was no contact with the borrower. On 03/27/20 the borrower called in advised was laid off but should be able to make April payment. On 05/06/20 the borrower called needs forbearance plan advised to submit hardship letter. On 07/01/20 called the borrower welcome call completed. On 09/02/20 the borrower called promised to pay. On 10/05/20 the borrower called promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302000	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  There was no borrower contact prior to 7/29/2020. On 7/29/2020, the borrower contacted the servicer to inquire about an appraisal. On 08/10/2020, the borrower contacted the servicer to inquiry if online payments can be made on Saturdays. There was no further borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302001	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020.  From 01/01/20-06/24/20 no contact with the borrower. On 06/25/20 the borrower called to make a payment. On 07/14/20 called the borrower processed payment. There was no further contact Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300856	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762300857	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  From 01/01/20-06/02/20 there was no contact with the borrower, on 06/03/20 the borrower called to make a payment. On 06/11/20 the borrower called to make a payment. On 06/17/20 the borrower called requested automated clearing house form be resent. On 07/15/20 the borrower called advised will obtain their own insurance and after obtained would like new escrow analysis. On 08/20 the borrower called has new insurance advised escrow is correct that shortage was never paid with previous servicer. On 09/22/20 the borrower called with escrow questions. On 11/13/20 the borrower called had questions about escrow balance 26.32 said it is not right online shows over 300.00 will call back Monday. On 01/26/21 the borrower called discussed next due date and escrow balance. Advised escrow shortage to spread over 12 months and to email customer service for more detailed and accurate report. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300861	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.  From 01/01/20-06/22/20 there was no contact with the borrower. On 06/23/20 called the borrower who declined forbearance advised would like deferment. On XX/XX/XXXX The borrower called loss work due to pandemic retired but had part time supplement and needs pandemic assistance. Setup 6 month forbearance. On XX/XX/XXXX called the borrower still wants forbearance hardship on going 6 month forbearance XX/XX/XXXX - XX/XX/XXXX. On 12/18/20 authorized third party called advised forbearance ends XX/XX/XXXX. On 01/08/21 authorized third party called advised may need assistance after forbearance ends. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300862	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  From 01/01/20-06/04/20 there was no contact established with the borrower. On 06/05/20 the borrower called to get the account number to add to the check to send payment. On 06/09/20 the borrower called advised payment has been sent. On 06/23/20 the borrower called payment received advised unapplied funds applied balance remaining 412.46 for July. On 08/07/20 called the borrower advised payment sent yesterday. On 09/14/20 the borrower called mailed payment 412.46. On 12/09/20 the borrower called would like insurance added back to the payment call transferred. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300863	2
[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing
EXCEPTION INFO: n/a

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  No contact attempts were made from 1/1/20 to 2/9/20 due to performing status. On 2/10/20 the borrower called to confirm receipt of the hazard declaration.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302002	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020.  From 01/01/20-06/16/20 there was no contact established with the borrower. On 06/17/20 the borrower called advised co borrower name should be removed from the account advised only way to remove is to refinance. On 06/18/20 the borrower called advised they did a quit claim deed with prior servicer when doing a mod review and had the co borrower removed and wants to know why it is showing on the account. There was no further contact established with borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302003	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  There was no borrower contact prior to 02/03/2020. On 02/03/2020 the borrower called to make a payment. On 3/25/2020 the borrower stated that they have a letter from their spouses employer stating that they are unemployed due to covid19. On 04/06/2020 the servicer advised that they will email a copy of the pandemic hardship application. On XX/XX/XXXX the borrower advised that they received a letter from the insurance company regarding a claim they filed for XXX damage. On XX/XX/XXXX the borrower advised that they received the loss draft check in the amount of $X.XX and they will be endorsing it and sending it to the servicer. On 04/22/2020 the borrower called to check on the status of the application. On XX/XX/XXXX the borrower advised that there is a contract to start on the roof but is unsure if they want to to continue working with contractor. On XX/XX/XXXX the borrower advised that they will change contractors. On XX/XX/XXXX The borrower advised that they will have a pictures of the roof sent in. On XX/XX/XXXX the servicer advised that they have all documents needed to disburse the rest of the funds for roof repair. On XX/XX/XXXX the borrower advised that they have $X.XX in loss draft for interior work to the paint. The servicer advised them to hold off on getting information for the contractor as the account is pending. On 06/23/2020 the borrower called to make 2 payments. On 07/09/2020 the borrower called to get help with the website. On 07/29/2020 the borrower called to schedule a payment. On 10/12/2020 the borrower stated that they need assistance due t receiving unemployment caused by pandemic. On 12/2/2020 the borrower advised that they will call back to apply for assistance. On 12/11/2020 the borrower made a promise to pay $1362.48 by 12/12/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302004	2	[2] Current Status - Bankruptcy EXCEPTION INFO: Chapter XX Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan is currently in bankruptcy.
				XX/XX/XXXX	XX/XX/XXXX
762302005	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020.  From 01/10/20-02/27/20 there was no contact established with the borrower. On 02/28/20 the borrower called to see if principal payment can be applied to May payment. On 07/069/20 the borrower called in account discussed promised to pay. There was no further contact established with the borrower. Loan performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302008	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There was no contact from 01/01/2020 to 02/05/2020. 02/06/2020 - Borrower contacted servicer to inquire about person taking photographs of the property. 07/08/2020 - Borrower scheduled payment in the amount of $840.30. 07/24/2020 - Borrower contacted servicer for assistance in setting up payments via the ACH. 12/09/2020 - Borrower contacted servicer to request assistance in accessing the account online. All payments were made via automatic bank draft, resulting in no direct contact between the borrower and servicer.
There was no contact from 01/01/2020 to 06/10/2020. On 06/11/2020, the borrower made a promise to pay. On 07/07/2020, the borrower made a promise to pay. On 08/11/2020, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302009	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  From 01/01/20-06/03/20 there was no contact established with the borrower. On 06/04/20 the borrower called to discuss loan transfer. On 09/04/20 the borrower called to advise insurance company sent the bill to previous servicer and they did go up and get it updated and new statement sent on 09/04/20. On 09/25/20 the borrower called to verify security first insurance on file and a payment was issued call transferred. There was no further contact with the borrower, Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302010	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020.  07/01/2020 - Borrower informed servicer that payment has been mailed. 09/15/2020 - Borrower contacted servicer to request a lower interest rate. Servicer advised borrower of documents to submit for a review. 09/28/2020 - Borrower informed servicer of not needing mortgage assistance and only wants a lower interest rate. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302012	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020.  On 1/21/2020 borrower called in to speak with rep. Lender advised not available. Borrower advised will email the agent. On 2/24/2020 borrower called to discuss the fees. On 4/14/2020 borrower called in about the fees. On 4/15/2020 borrower called to ask about the refinance options. On 10/26/2020 borrower called to make a promise to pay. On 11/18/2020 borrower called wanting date for due date change lender advised still pending. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300864	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no borrower contact despite numerous attempts by the servicer. The loan was brought current within the most recent month with eleven months of prior delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762300867	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  From 01/01/20-06/01/20 there was no contact with the borrower. On 06/02/20 the borrower called welcome call completed advised default. On 07/06/20 the borrower called to see where to send funds to make a payment also wanted to know where to send the tax bill. Provided the borrower information and advised of no fee payment options. There was no further contact with the borrower. Loan performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300868	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300870	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020.  From 01/01/20-06/14/20 there was no contact with the borrower. On 06/15/20 the borrower called for address lives locally and would like to drop off payment. On 06/25/20 the borrower called to make a payment. On 08/17/20 the borrower called verified draft date. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300874	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020.  Prior to 6/3/2020 there was no borrower contact. Unauthorized third party stated on 6/3/2020 that borrower is deceased. Third party made a promise to pay on 6/9/2020. Unauthorized third party called to make a payment on 6/29/2020. The borrower made a promise to pay on 8/22/2020 and was advised of default status and demand letter expiration. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300876	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  From 01/01/20-05/28/20 there was no contact with the borrower. On 05/29/20 the borrower called discussed options based on their needs. On 06/26/20 the borrower called promised to pay. On 07/27/20 the borrower called promised to pay. On 08/20/20 the borrower called promised to pay. On 11/24/20 the borrower called promised to pay. On 12/14/20 the borrower called to make a payment. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300880	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020.  There was no borrower contact prior to 6/4/2020. The borrower received a welcome call on 6/4/2020. The borrower called on 6/25/2020 to discuss monthly statement reflecting a double payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300881	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  There was no borrower contact prior to 5/28/2020. The borrower stated on 5/28/2020 that payment made on 5/1/2020 was made to prior servicer. The borrower called on 8/26/2020 to confirm payment was processed. The borrower called on 9/5/2020 to inquire if insurance payment was going to be paid and advised that there are property damages. The borrower called on 9/21/2020 to verify insurances was paid. The borrower stated on 1/15/2021 that the payment should have been send out. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Notes reflected unspecified damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300883	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  From 01/01/20-03/02/20 there was no contact established with the borrower. On 03/03/20 called the borrower who accepted promise to pay. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300884	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  There was no borrower contact prior to 5/29/2020. The borrower received a welcome call on 5/29/2020. The borrower called on 6/9/2020 and stated they have been in the hospital for a month and cannot make a payment. The borrower stated on 9/22/2020 that they had medical issues and was advised of payment history. The borrower called to confirm next payment date on 9/23/2020. The borrower stated on 10/20/2020 that they made a payment for October and will send in proof of payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300886	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.  There was no contact with the borrower prior to 10/5/2020. On 10/5/2020, the co-borrower called in to discuss the account. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300888	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020.  Prior to 1/3/2020 there was no borrower contact. The borrower made a promise to pay on 1/3/2020. The borrower called on 5/27/2020 and advised will make payment by the first. The borrower made a promise to pay on 9/25/2020. The borrower called on 10/5/2020 to schedule an additional payment. The borrower called on 11/2/2020 to request payment history. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300890	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  From 01/01/20-05/26/20 there was no contact established with the borrower. On 05/27/20 the borrower called welcome call completed. On 06/08/20 the borrower called promised to pay. On 06/09/20 the borrower called promised to pay. On 08/13/20 the borrower called promised to pay by the 16th. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300891	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  There was no contact with the borrower prior to 2/13/2020. On 2/13/2020, the borrower accepted a PTP1 cure and states the reason for default has been resolved. On 2/18/2020, the borrower spoke again about the PTP1 cure. On 5/27/2020, the borrower was verified but did not want to talk as they had not received the welcome letter yet. Although there were attempts to contact the borrower, there was no other contact with the borrower after 5/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300893	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  From 01/01/20-10/19/20 no contact with the borrower. On 10/20/20 authorized third party called for mortgage clause. No further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300894	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020.  There was no contact with the borrower prior to 7/24/2020. On 7/24/2020, the borrower called in to discuss the taxes and was advised that the account is escrowed for taxes and insurance. The borrower was also advised that they were unable to assist with refinancing. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300895	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.  From 01/01/20-06/07/20 no contact with the borrower. On 06/08/20 the borrower called asked why statement shows due for two payments advised it was a timing issue. On 09/1/20 the borrower called promised to pay. On 12/21/20 the borrower called to check if payment was received advised yes. Borrower asked could late fee be waived advised no due to waiving September late fee. On 01/06/21 the borrower called promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300898	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020.  There was no contact with the borrower prior to 3/26/2020. On 3/26/2020, the borrower stated the reason for default which was due to curtailment of income has been resolved. On 6/1/2020, the borrower called in to make a payment. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300900	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer has not been trying to contact the borrower.  The loan has been performing during the last 12 months and it currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300902	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300903	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  From 01/01/2020 to 05/05/2020, there was no communication from the borrower or attempts from the servicer. On 05/06/2020, the servicer attempted to contact the borrower and no message was left. On 05/27/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 05/30/2020, the servicer spoke with the borrower regarding payment and pay schedule. The borrower scheduled a promise to pay on the account. From 06/8/2020 to 01/29/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/31/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300904	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020.  No contact prior to 06/10/20. On 06/10/20 borrower promised to make payment on 06/11/20. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300906	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  From 01/01/2020 to 01/02/2020, there was no communication from the borrower or attempts from the servicer. On 01/03/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 01/06/2020, the servicer spoke with the borrower and the borrower advised not interested in mortgage assistance. On 01/09/2020, the servicer spoke with the borrower and the borrower accepted a promise to pay on the account. From 01/10/2020 to 01/29/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 02/03/2020, the servicer spoke with the borrower and the borrower accepted a promise to pay on the account. On 02/202020, the servicer spoke with the borrower and the borrower accepted a promise to pay on the account. On 03/02/2020, the borrower called in and confirmed a payment on the account. On 04/06/2020, the borrower called in to accept a promise to pay on the account. On 04/29/2020, the borrower called in to inquire about options available. On 05/05/2020, the borrower called in with general questions. On 05/30/2020, the servicer attempted to contact the borrower and no message was left. On 06/01/2020, the borrower called in to schedule a promise to pay on the account. The welcome call was completed. On 06/04/2020, the borrower called in to advise when payment will be made on the account. On 06/15/2020, the borrower called in to schedule a payment on the account. On 06/19/2020, the borrower called in to request a document showing the account is current. On XX/XX/XXXX, the borrower called in to confirm the payment deferral. On 07/15/2020, the borrower called in to schedule a promise to pay on the account. On 07/28/2020, the borrower called in and was advised of the status of the account. On 08/06/2020, the servicer spoke with the borrower and the borrower advised when the payment will be made on the account. On 08/07/2020, the borrower called in regarding another account, which is not with the servicer. On XX/XX/XXXX, the borrower called in to advised of reason for default and when payment will be made on the account. The water pipe broke and the basement was flooded, the borrower does not want to file a claim. On 09/15/2020, the borrower called in to schedule a promise to pay on the account. On 09/19/2020, the borrower called in funds are now in the account and requested assistance with online setup. From 09/20/2020 to 12/30/2020, there was no communication from the borrower or attempts from the servicer. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary states the borrower advised there was a water pipe that broke and the basement was completely flooded. The borrower advised not filing a claim.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300907	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  No contact prior to 08/31/20. On 08/31/20 borrower called to cancel automated clearing house and was advised scheduled for tomorrow and not able to cancel. On XX/XX/XXXX borrower called about forbearance extension and was advised not available at this time. Borrower stated will send claim check for endorsement. On 12/01/20 borrower called and stated was trying to take online survey and it froze. Borrower was advised to try again in 24 hours. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300911	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  No contact prior to 06/11/20. On 06/11/20 borrower called to make payment but did not have checking information. On 06/12/20 borrower called and promised to make payment on 06/13/20. On 11/19/20 borrower was advised of total amount due and advised of reinstatement quote and borrower promised to reinstate on 12/10. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300917	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020.  No contact made with the from 01/01/20 through 05/26/20. On 05/27/20 borrower called in with promise to pay via bill pay, welcome call completed. On 06/01/20 borrower contact with promise to pay. On 06/10/20 borrower called in with promise to pay and wanted phone number turned off as did not want calls. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Chapter XX, case#XXX discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300925	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  From 01/01/2020 to 05/26/2020, there was no communication from the borrower or attempts from the servicer. On 05/27/2020, the co-borrower called in and the welcome call was completed. From 05/28/2020 to 07/28/2020, there was no communication from the borrower or attempts from the servicer. On 07/29/2020, the co-borrower called in to setup a payment on the account. From 07/30/2020 to 09/01/2020, there was no communication from the borrower or attempts from the servicer. On 09/02/2020, the co-borrower called in to schedule a promise to pay on the account. On 10/2/2020 and 11/4/2020, the co-borrower called in to schedule a payment on the account. On 12/1/2020 and 12/31/2020, the co-borrower called in to make a payment on the account. From 01/01/2021 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300926	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  On 1/4/2020 borrower called to make a promise to pay. On 9/8/2020 borrower stated that she had lost both her jobs and then got one back and is wanting to see if able to get just one more month deferral for September payment. On 10/21/2020 borrower called in because she received four missed calls from us. and she said she will have October payment soon. On 11/6/2020 borrower advised that they will be making the payment. On 12/16/2020 lender advised the borrower of the automated clearing house and offered verbal plan. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300927	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  The borrower made a promise to pay on 1/11/2020 and on 2/6/2020. The borrower received a welcome call on 5/29/2020. The borrower called on 6/8/2020 to go over statement. The borrower called on 7/10/2020 regarding monthly statement. The borrower made a promise to pay on 10/17/2020. The borrower called to inquire about payments on 10/26/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300929	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.  There was no borrower contact prior to 05/29/2020. On 05/29/20 borrower was advised on online access. On 07/30/20 borrower called to have online account password reset. On 08/29/20 borrower called and stated not on a plan with balloon payment and disconnected call. On 09/03/20 borrower called to have address corrected. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300930	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020.  From 01/01/2020 to 01/06/2020, there was no communication from the borrower or attempts from the servicer. From 01/7/2020 to 06/09/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 06/11/2020, the borrower called in to discuss the account and make a payment. The welcome call was also completed. On 07/13/2020, the borrower called in to schedule a payment on the account. On 08/11/2020, the servicer attempted to contact the borrower and no message was left. From 08/12/2020 to 01/14/2021, there was no communication from the borrower or attempts from the servicer. From 01/15/2021 to 01/27/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300931	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Prior to 5/27/2020 there was no borrower contact. The borrower received a welcome call on 5/27/2020. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300932	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 5 times and was unable to contact the borrower. During the same period, the borrower has not contacted the servicer. There has been no more attempted contact with the borrower since 05/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300933	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2020.  Prior to 6/9/2020 there was no borrower contact. The borrower made a promise to pay on 6/9/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300935	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  No contact from 01/01/2020 - 07/28/2020. 07/29/2020 - Borrower called in about deferral due to being impacted by pandemic.  09/29/2020 - Borrower contacted servicer to schedule a payment in the amount of $954.91. 11/16/2020 - borrower called and discussed account. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300936	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020.  no prior contact made. On 06/8/2020 Lender advised the borrower of the payment due. Borrower advised will be calling to make a payment. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300940	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2020.  No contact prior to 06/26/20. On 06/26/20 On 07/08/20 spouse called about tax bill and was advised will be paid out of escrow. On 10/31/20 unauthorized 3rd party made a payment. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300943	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2020.  On 01/07/20 borrower contact no assistance requested, promise to pay via 401K. On 01/14/20 confirmed payment made with borrower. On 01/21/20 borrower called with promise to pay. On 02/04/20 borrower contact with promise to pay. On 03/02/20 borrower called confirming payment. On 03/10/220 borrower contact with advising when income received and will make payment. On 04/23/20 courtesy call about pandemic. On 04/29/20 wit promise to pay. On 05/27/20 with promise to pay completed welcome all. On 05/30/20 borrower made a payment. On 06/10/20 borrower stated will make payment at the end of the month. On 06/16/20 discussed plan and consent to call cell phone. On 07/06/20 borrower called in to make a payment and does not have access to the web. On 09/04/20 borrower requested a different due date for the plan payment was advised cannot promise plan would be still open. On 09/11/20 called in to make next payment not interested in paperless. There was no further contact with the borrower from 09/12/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300944	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  There was no contact prior to 08/07/2020. On 8/07/2020 Borrower called to discuss account, accidently did task for goodbye letter closed task for incorrect task and opened for general document request option. On 08/17/2020 borrower called to inquire on options for the account. On 08/25/2020 Borrower called in regarding removing co borrower from mortgage, advised quit claim or refinance to remove from loan. On 10/26/2020 borrower called in to verify last payment made and updated phone number. On 12/01/2020 borrower called to request assistance due to divorce and holidays, advised not qualified for deferral, can do a retention review, they will fill out a request for mortgage assistance via website and upload documents, opted in for paperless statements. Consent to escrow for taxes and insurance. No further contact was noted. The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300945	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762300948	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  From 01/01/2020 to 01/21/2020, there was no communication from the borrower or attempts from the servicer. On 01/22/2020, the additional borrower called in to make a partial payment on the account. On 01/28/2020 to 02/04/2020, The servicer attempted to contact the borrower and no message was left. On 02/05/2020, the authorized third party called in regarding making payment with a credit card. From 02/06/2020 to 09/8/2020, there was no communication from the borrower or attempts from the servicer. On 09/09/2020 and 09/23/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 09/24/2020 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Bankruptcy dismissed
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300949	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  No prior contact made to 11/17/2020. On 11/17/2020 borrower called to get help with the online website. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300950	2	[2] Current Status - Bankruptcy EXCEPTION INFO: Chapter XX Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/02/2020, 02/03/2020, 03/02/2020, 04/03/2020, 05/04/2020, 06/01/2020, 07/06/2020, 08/04/2020, 09/02/2020, 11/02/2020, 12/02/2020. The loan is currently in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300952	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  There was no contact with the borrower prior to 01/31/2020. On XX/XX/XXXX the borrower called in regarding a loss draft claim for XXX damage. The date of the damage was on XX/XX/XXXX. The borrower stated work had been completed by themselves. The borrower confirmed they received the claim packet and was advised on sending on receipts. The borrower called in on XX/XX/XXXX and was advised on the insurance claim process. There was ongoing communication with the borrower regarding the claim and distribution of funds from XX/XX/XXXX through XX/XX/XXXX. During this time no further items were discussed. The 100% completed inspection was finalized XX/XX/XXXX and all funds have been released. To the borrower. On 08/31/2020 the borrower called in to the new servicer and was advised the account was pending boarding. The borrower called in on 09/25/2020 and advised they would be making payment through their bank. The borrower called in on 12/04/2020 returning a payment reminder call. The borrower advised the taxes were not showing paid and was advised on when the payment was sent out and that a review was being worked on. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300955	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  There was no contact prior to 07/29/2020. On 07/29/2020 the servicer checked the borrower's eligibility for refinance as well as emailed 1098 form to the borrowers. No further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302013	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762302015	2	[2] Borrower Does Not Have the Willingness to Pay [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  There was no contact made prior to 12/31/2020. On 12/31/2020, the customer called in to bring the account current. The servicer went over the website and discussed insurance relate issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300956	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  01/01/20-11/23/20 there has been no contact made with the customer. On 11/24/20 and 12/21/20 the customer made a payment of $822.23. The account remains performing under a bankruptcy plan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302016	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/03/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  There was no contact prior to 11/04/20. On 11/4/20 the borrower called in with general questions about the servicing transfer. On 11/13/2020 an unauthorized party called, responding to a message left by the servicer. On 12/9/20 the borrower called in a payment. There was no further contact from 12/10/2020 through 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302020	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/14/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  Borrower contact from 1/1/20-11/12/20 cannot be verified due to missing collection comments. On 12/2/2020 a welcome call completed with the borrower; the servicer provided payment options. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300959	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 4 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 1 time. On 12/04/202000 the borrower called in and promised to pay IAO $1542.27. On 12/18/2020 the borrower called in with questions about handling the insurance claim check. There has been no more attempted contact with the borrower since 12/18/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302022	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302023	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300960	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/04/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  There was no contact prior to 11/05/2020. On 11/05/2020 spoke with borrower and provided XXX Corp Web Account. On 1/20/2020 borrower called in with promise to pay on 11/21/2020 and gave consent to record. On 12/15/2020 borrower called in with a note holder request, verified borrower, gave consent to record and promise to pay 12/18/2020. On 12/18/2020 payment was made. There were no additional contacts. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300961	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302024	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period from 01/01/2020 through 12/31/2020. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762300962	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/10/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  There was no contact with borrower prior to 11/16/2020. On 11/16/2020, The borrower called to discuss how payments could be made saying would be setting up an online account. There was no further contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300963	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  On 12/10/2020 borrower advised stated December payment will be sent out on 12/14/2020. On 12/21/2020 lender advised of lender-placed insurance. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300964	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  12/31/2020 - 11/14/2020 There is no evidence of contact with the borrower during this period. 11/13/2020 - The borrower called in to make a payment in the amount of $1604.09. 11/12/2020 - 01/01/2020 There is no evidence of contact with the borrower during this period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302025	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  There was no contact made prior to 11/13/2020. On 11/13/2020, the servicer advised the borrower of the recent transfer. The borrower has received the welcome letter and prefer calling in to make payments. On 12/04/2020, the borrower called in to make a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300966	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762300967	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  From 01/01/20-12/07/20 there was no customer contact. 12/08/20 the borrower planned to call back at the end of the week to discuss the account. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300969	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/12/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact within the time frame of comments provided; however the loan has been performing for the last 8 months and the prior servicer's comments were not provided.
				XX/XX/XXXX	XX/XX/XXXX
762300970	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  Co-borrower called about payment issue on 11/11/2020. Co-borrower set up automated clearing house on account on 12/14/2020. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302031	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021.  There was no contact prior to 11/06/2020. On 11/06/2020 the borrower called the new servicer to inquire on making a payment. The borrower was advised on the website. The borrower was contacted on 12/04/2020 and they set up automatic payments. On 01/22/2021 the borrower called in and requested a copy of the tax form be mailed to them. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302033	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower from 11/17/2020 through 01/21/2020. Contact attempts were made six time from 11/17/2020 through 12/30/2020. The loan is performing minimal comments provided.
				XX/XX/XXXX	XX/XX/XXXX
762300971	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/24/2020, 03/12/2020, 04/08/2020, 04/22/2020, 07/07/2020, 08/07/2020, 09/04/2020, 10/20/2020, 10/28/2020, 12/08/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300975	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020.  no contact made with the borrower from 01/01/20 through 11/11/20. On 11/12/20 borrower contact and verified. There was no further contact with the borrower from 11/13/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300977	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower makes their payments using the automated IVR system monthly. There has not been any contact with the borrower during the review period as the loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762300979	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however, the loan as been current throughout that timeframe.
				XX/XX/XXXX	XX/XX/XXXX
762300980	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower called 01/22/2020 regarding escrow shortage payment. Notes of 02/22/2020 indicated borrower called about payment application. On 03/25/2020 borrower called to confirm payment application had been corrected. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300982	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  From 01/01/2020 to 01/08/2020, there was no communication from the borrower or attempts from the servicer. On 01/09/2020 the servicer spoke with the borrower and the borrower scheduled 3 payments on the account. From 01/10/2020 to 04/01/2020, there was no communication from the borrower or attempts from the servicer. On 04/02/2020 the servicer spoke with the borrower and the borrower scheduled a promise to pay on the account. From 04/03/2020 to 11/19/2020, there was no communication from the borrower or attempts from the servicer. On 11/202020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 11/21/2020 to 11/23/2020, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300983	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  There is no borrower contact noted from 01/01/2020 to 09/08/2020. On 09/08/2020 the borrower called in to give verbal consent to his wife and discuss payment options. The borrower called in again on 11/05 to discuss hardship and follow up, and online password. On 12/03 the borrower called to have the password reset. There was no further borrower contact during the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300985	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  No contact prior to 09/04/20. On 09/04/20 borrower made payment by phone and was advised of new account number. On 09/29/20 borrower called with questions about corporate account fees. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300986	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020.  There was no borrower contact from 01/01/2020 to 09/07/2020. On 09/08/2020, the borrower called in to confirm their payment amount. On 09/28/2020, the borrower called in to make sure their most recent payment was posted correctly. On 10/01/2020, the borrower made a payment by phone. On 11/03/2020, the borrower called in to confirm their most recent payment was received. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302036	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.  There was no contact with the borrower prior to 02/25/2020. On 25/2020 the borrower called in on and was advised on the billing statement. There was no further contact with the borrower during the review period. On 11/13/2020 the son of the borrower advised the borrower was deceased and were advised on documentation to send in to become the successor. A death certificate was received XX/XX/XXXX. The son of the borrower was advised on documentation required on 01/06/2021 and 01/08/2021. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300990	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  There was no contact made from 1/1/20 to 9/7/20 due to performing status. On 09/08/2020, the servicer completed the welcome call and offered payment options and the website. The borrower called in to get loan servicing information. On 09/28/2020, the servicer discussed payment information with the borrower. The borrower called in to confirm if payment was received. The servicer advised that payment was received and will make a request to have payment applied. The borrower stated is retired and budget is tight. On 11/02/2020, the borrower called in and advised will be mailing payment. The servicer discussed escrow related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per comments dated XX/XX/XXXX, the borrower stated had filed a claim due to leak in the roof. Roof was never fixed. There is no evidence of a claim or check received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300991	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[2] Performing Loan But Moderate Possibility of Going Delinquent

[1] Current Status - Performing

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  On 01/06/20 Successor in Interest contact to follow up on automated clearing house request for payment. On 01/13/20 Successor in Interest called about the payment for January was advised of NSF schedule payment and sent for automated clearing house set up. On 04/08/20 Successor in Interest contact discussed workout options. On 05/29/20 Successor in Interest called discussed repayment plan payment date. On 07/31/20 spoke with third party and changed payment dated. On 08/15/20 Successor in Interest called for payment reference and had bank issues. On 08/31/20 third party called to cancelled payment for the 1st. On 09/24/20 third party no hardship, discussed escrow overage checks. On 11/12/20 Successor in Interest called and stated attempt to stop payment but was not able advised will need certified funds and offered wire instructions. On 11/30/20 requested to have automated clearing house cancelled was advised need in writing and gave email to submit request. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300994	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020.  There were no contacts prior to 01/09/2020. On 01/09/2020, 02/06/2020, 03/10/200, 04/08/2020, 05/05/2020, 06/11/2020, 07/10/2020 and 07/31/2020 borrower called in and payments were made. On 08/26/2020 borrower set up web payments and payments were made 09/14/2020, 10/01/2020, 10/14/2020 and 12/06/2020. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300995	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020.  There was no contact prior to 04/28/2020. On 04/28/2020 the borrower stated they were impacted by pandemic and requested a forbearance on the account. On 07/01/2020 borrower stated they cancelled the forbearance but was not reflected on account. Borrower also wanted to dispute payments made 10/2018 - 12/2018. Curtailment of income cited as reason for delinquency. Borrower called 07/07/2020 and servicer advised of denial as payments were late 10/2018 - 12/2018. Borrower called with third party on 07/27/2020 for verification of mortgage. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300996	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  On 01/23/2020, the borrower was contacted and declined Welcome Call with notes stating that Welcome Call was previously completed. On 02/05/2020, the borrower called to confirm account due for 04/01/2020 and discussed payment options. On 07/07/2020 borrower advised will make a payment by the end of the week. On 08/24/2020, the servicer advised of service transfer and provided the new servicer information. On 9/14/2020, the borrower called for assistance with setting up online account and to make a payment. The borrower was not an authorized signer for the account, so the borrower advised a family member would call back to make the payment. The family member, as an authorized third party, subsequently called to make a promise to pay for 09/15/2020. Comments on 10/06/2020 note that automated clearing house was setup on the account beginning 11/05/2020. No further contact is evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302038	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  There was no contact with the borrower from 1/1/20 through 11/15/20. On 11/16/20 during an outbound call, the borrower stated she had mailed the payment. The agent advised she could pay online in the future and not have to wait for mail service. On 11/18/20 during an outbound call, the borrower stated she has not been affected by pandemic and does not need assistance. She did have general questions about the escrow account and wanted to make sure her taxes and insurance were being paid. On 12/17/20 during an outbound call, the borrower stated the payment had been mailed and went over online payment options with the agent again. She stated it was late due to not aligning with her pay periods. On 12/28/20 the borrower called in for clarification of fees being charged to the account. There was no further contact with the borrower from 12/29/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301002	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  TOC filed XX/XX/XXXX; Active bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer during the period. The loan has performed throughout the review period and is in active bankruptcy..
				XX/XX/XXXX	XX/XX/XXXX
762302040	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  No contact with the borrower from 01/01/2020 through 12/27/2020. Numerous contact attempts were made from 09/05/2020 through 12/27/2020. Spoke to the borrower on 12/28/2020 and they called to verify if their insurance will be paid out of escrow. The bill was sent, and a task was entered. No further contact with the borrower or authorized parties. Contact attempts were made from 01/06/2021 through 01/15/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: disaster area for XXX declared XX/XX/XXXX.
				XX/XX/XXXX	XX/XX/XXXX
762302042	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2020.  From 01/01/20-08/11/20 there was no contact made with the borrower. On 08/12/20 the borrower made a payment. 09/21/20 the borrower confirmed the statement had not been received and made a payment. On 10/12/20 the customer was informed on pandemic assistance options. On 11/16/20 the borrower scheduled a payment of $980.73. On 12/19/20 the borrower called in for the monthly statement and made a payment on the account. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301003	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301004	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302044	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020.  No contact prior to 07/27/20. On 07/27/20 borrower called to get account number to make payment via ivr. On 09/16/20 borrower promised to make payment on 09/22. On 11/27/20 borrower was advised of date that payment was made to insurance. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302045	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020.  There was no contact with the borrower from 01/01/2020 through 08/09/2020. On 08/10/2020 an authorized third party stated that the payment was mailed. There was no contact with the borrower from 08/11/2020 through 11/26/2020. On 11/27/2020 an authorized third party called in for the payment address. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301008	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301011	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period. The borrower makes their payments online.
				XX/XX/XXXX	XX/XX/XXXX
762301012	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact noted. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301013	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.  There was no contact with the borrower prior to 08/03/2020, the account is in active chapter 13 bankruptcy. On 08/03/2020 the borrower called in and made a payment. The borrower called in and made payments on 09/03/2020, 10/02/2020 and 11/05/2020. On 12/28/2020 the borrower called in regarding nonpayment of the homeowner's insurance. A payment was made that day by the servicer. The borrower called in and made a payment on 01/06/2021. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302049	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020.  There was no contact made prior to 08/11/2020. On 08/11/2020, the borrower was not aware that the loan was transferred and scheduled payments over the phone. On 11/09/2020, the servicer discussed insurance related issues with the borrower. No further contact was made. The loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301014	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact attempts were made from 1/1/20 to 7/24/20 due to performing status. The borrower called on 07/25/2020 regarding website access and phone payments. Borrower was contacted 08/10/2020 and made a payment. The borrower called and made a payment on 09/23/2020. On XX/XX/XXXX the borrower advised of XXX claim and payment of $X.XX and servicer explained claim process. The borrower and servicer spoke on multiple occasions regarding claim between XX/XX/XXXX and XX/XX/XXXX. Notes indicated payment sent for endorsement on XX/XX/XXXX and claim closed XX/XX/XXXX. The borrower made an additional principal payment on 12/31/2020. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX claim and payments of $X.XX and $X.XX, both of which were released. Notes did not reflect repair or inspection activity.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301015	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There was no contact with borrower prior to 07/24/2020. On 07/24/20, the borrower called to discuss the repayment plan and inquired about insurance claim check. On 07/28/20 the customer called to make a payment. 07/31/20 the borrower was offered payment options and confirmed service transfer as well as made a payment. On 08/03/20 and 08/12/20 the borrower made a payment. On 11/04/20 the customer called in to confirm payment was made and discussed the modification.12/08/20 the customer made a payment. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Proctor Update, Comment XX/XX/XXXX: Adjuster Report, waiting on missing information and unable to proceed. No information in file as to damage.
				XX/XX/XXXX	XX/XX/XXXX
762301016	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan has been in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301020	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020.  From 01/01/2020 to 08/05/2020, there was no communication from the borrower or attempts from the servicer. On 08/06/2020 08/08/2020 and 08/11/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. On 08/ 13/2020, the borrower called in about continuing the forbearance. On 08/27/2020, the borrower called in regarding loan status and advise needs forbearance plan. From 08/28/2020 to 09/30/2020, there was no communication from the borrower or attempts from the servicer. On 10/1/2020, the borrower called in regarding questions about the escrow account and monthly statement. On 10/2/2020, the servicer called the borrower regarding questions about the escrow account and monthly statement. From 10/3/2020 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301022	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020.  There were no contacts prior to 01/20/2020. On 01/21/2020 and 01/21/2020 short payments were made. On 08/06/2020, 09/02/2020, 10/07/2020, 11/02/2020 and 12/25/2020 IVR payments were made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302054	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020.  On 7/30/2020 borrower Inbound call - Borrower called regarding processing a payment for $511.09. On 8/27/2020 borrower called to make a payment. No further contact made. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302055	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.  There was no contact prior to 08/07/2020. On 08/07/2020 the borrower called in for their new loan number and to get the website address. On 08/17/2020 the borrower called in to get assistance with setting up their online account as well as went over their escrow analysis with the servicer. On 09/03/2020 the borrower called in to verify their payment date. The borrower made a payment in the amount of $2800.00 and requested a biweekly auto draft form. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302056	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301024	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  No contact made with borrower from 01/01/20 through 08/03/20. On 08/04/20 borrower called in for a Spanish rep did not want an interpreter. On 08/05/20 borrower called in to go over account. On 10/13/20 borrower inquired on how principal payments are being posted. There was no further contact with the borrower from 10/14/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301026	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020.  There is no borrower contact noted from 01/01/20 to 08/11/20. The borrower called in on 08/11 to ask if the August payment had been received, and request proof of payment. He was advised it had. The borrower called in on 09/15/20 to make a payment and ask if the payment fee could be waived as the online system had technical issues. There is no further contact noted with the borrower during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301028	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and no attempts from the servicer due to the loan being current and payments being made during the review period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301029	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  Despite several contact attempts from the servicer, there was no contact with the borrower from 01/01/2020 to 08/03/2020. On 08/04/2020, the borrower requested assistance with the website. On 12/07/2020, the borrower requested general information on the balloon payment. On XX/XX/XXXX, the borrower received information about an insurance claim. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds were received in the amount of $X.XX for XXX damage to the property on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302059	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020.  There was no contact with the borrower from 01/01/2020 through 07/27/2020. On 7/28/2020 the borrower called to confirm that property inspectors were taking photos of the home. The servicer advised that the property inspections would only be done if the payments are being received continuously late. On 9/28/2020 the borrower wanted to make a payment but the lender charges a fee. The agent advised that they can pay online for free. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302060	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020.  There was no borrower contact prior to 08/13/2020. On 08/13/2020 the co borrower called in for general account information and to make a payment in the amount of $847.80. The co-borrower also requested to have the inspection fee removed. Co-borrower showed an interest in making an additional payment to their principle but does not want to pay fee. The borrower decided to mail in the payment. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301031	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020.  There was no borrower contact prior to 09/04/2020. On 09/04/20 borrower stated payment will be made next week. Borrower declined forbearance and repaid plan and stated will bring current. On 12/02/20 borrower was given website information and confirmed email and telephone number. Borrower stated 2 payments were made online and will make another payment next week. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302061	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  There was no contact prior to 08/11/202020.  On 08/11/2020 an Authorized third party informed borrower that payment will be made. On 12/17/2020 Borrower and authorized third party contacted servicer to inquire about the insurance.  There was no further contact The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301032	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020.  There was no contact made prior to 10/01/2020. On 10/01/2020 and 10/30/2020, the servicer discussed payment options and insurance related issues with the borrower. The borrower scheduled a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments dated XX/XX/XXXX, the loan was modified.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302064	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  Notes did not indicate contact attempts before co-borrower called on 09/09/2020 to request w-9. Borrower called for w-9 again on 09/10/2020. Borrower called on 09/15/2020 for w-9. Borrower called to verify payment on 10/15/2020. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301034	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  There was no contact prior to /31/2020. On 07/31/2020 borrower made a payment and gave consent for cell phone calls. On 08/05/2020 borrower called for new loan number, advised due for 07/01/2020 and 08/01/2020, can pay online or with mobile app. On 08/10/2020 borrower called to see if payment can be made with a card, transferred to specialist. Borrower declined to use checking account and ended call. On 08/17/2020 borrower called to make a payment. On 09/26/2020, 10/28/2020, 11/19/2020 and 12/28/2020 borrower made a payment via IVR. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302066	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  01/03/20 the customer discussed the mobile notary and discussed general information. From XX/XX/XXXX - XX/XX/XXXX the customer confirmed the modification booked. 02/18/20 the borrower requested the POA document. On 02/29/20 The customer made a payment. On 03/11/20 the customer was informed the payment was due and informed on late fees. ON 03/26/20 the customer was reached regarding a courtesy call for the 03/01 payment. 04/14/20 the borrower confirmed payment would be made, but possibly late. 04/17/20 the customer reported a reduction in income and declined pandemic assistance options. 05/04/20 the customer called with delinquency concern and made a payment. of $428.34. On 07/16/20, 08/04/20 the borrower processes a payment. 09/17/20 the customer confirmed a payment would be made by Friday or Saturday. On 09/29/20 the borrower scheduled a payment of $212.99. 10/16/20 the customer discussed expected payment. On10/26/20 the borrower made a payment and confirmed payoff amount. On 11/06/20 the customer was upset about all the courtesy calls being made. On 11/13/20 the borrower made a payment and declined to schedule another. On 11/30/20 customer made a payment. On 12/30/20 the customer called to make a payment. The account has been performing,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301036	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  No contact made with the borrower from 01/01/20 through 03/08/20. On 03/09/20 borrower called in to schedule a payment. On 04/03/20 borrower called in to make request ACH, stated cannot make payment and discussed forbearance plan. On 05/14/20 unauthorized third party called to schedule a payment. on 06/05/20 unauthorized third party called in to schedule a payment. On 07/06/20 borrower called in to schedule a payment. On 08/05/20 borrower called in to schedule a payment. On 10/07/20 called to schedule a payment. on 12/04/20 borrower called in to schedule a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302067	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender has not attempted to contact the borrower. During the same period, the borrower was able to contact the lender 2 times. On 8/13/2020 the borrower called in to request a refund IAO $115.68 she never received. On 10/28/2020 the borrower called in requesting information on her taxes. There has been no more attempted contact with the borrower since 10/28/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302068	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2020.  There was no contact with the borrower prior to 08/21/2020. On 08/21/2020 the borrower called in and requested their account number and the website information. The borrower called in on 08/22/2020 as they were unable to register on the website, a ticket was opened to assist the borrower. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302069	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  There was no contact with the borrower prior to 07/27/2020. On 0727/2020 the borrower called in and requested their account number to set up an online account. The borrower called in on 12/16/2020 to advise the homeowners insurance needed to be paid. The escrow information was updated. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The filing date was not provided in the commentary provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302070	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing. There was no borrower contact noted.
				XX/XX/XXXX	XX/XX/XXXX
762302072	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020.  There was no borrower contact prior to 8/5/2020. On 08/05/2020, the borrower called in to get assistance with the online web portal registration. There was further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301043	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Notes did not reflect contact attempts from servicer during review period. Loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301044	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020.  From 01/07/20-09/24/20 there was no contact with the borrower. On 09/25/20 the borrower called requesting payment arrangements call transferred. There was no further contact with the borrower during the review. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301045	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  There was no contact with the borrower prior to 12/04/2020. On 12/04/2020 the borrower called in and advised they had faxed in information regarding the hazard policy. The borrower was advised on the time frame for the account to be updated. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301049	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  There was no contact made prior to 08/11/2020. On 08/11/2020, the borrower called in about payment and why the billing statement was high. The servicer discussed payment information with the borrower. The borrower stated that payment is made around the 16th of each month. On 10/28/2020, 11/06/2020 and 11/11/2020, the servicer discussed payment change, taxes, and insurance. The borrower made a promise to make a payment online. On 01/13/2021, the borrower called in to verify the payment amount due and insurance on the loan. The servicer discussed escrow and payment decrease with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302074	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  No contact prior to 01/22/20. On 01/22/20 borrower was advised of modification documents regarding terms and signing. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302075	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There were no contacts prior to 08/13/2020. On 08/13/2020, 09/06/2020, 10/01/2020, 11/05/220 payments were made. On 12/04/2020 borrower made a payment and gave cell phone permission and inquired about 1098. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301050	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  There was no contact prior to 08/17/2020. On 08/17/2020 the borrower was contacted and set up a payment. On 09/14/2020 the borrower was reached for payment and promised to pay online. On 01/04/2021 the borrower promised to pay online. There was no further contact noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301051	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021.  No contact with the borrower from 01/01/2020 through 07/26/2020. Spoke to the borrower's spouse on 07/27/2020 and they called about the payment third party payment method and payment address. No contact with the borrower from 07/28/2020 through 09/09/2020. Spoke to authorized third party on 09/10/2020 and they called in to make a payment. No contact with the borrower from 09/11/2020 through 11/23/2020 and numerous attempts made. Spoke to the customer on 11/24/2020 and went over the total amount of payments that are due the borrower made a payment and stated will make another payment at the end of the month. Spoke to authorized third party on 12/03/2020 and they called to inquire on online balance and partial payment received on 11/30/2020. Numerous attempts made to contact the borrower from 01/01/2021 through 01/26/2021. Spoke to the borrower's spouse on 01/27/2021 and they called in to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302078	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  No contact attempts were made from 1/1/20 to 8/10/20. On 8/10/20 the borrower called to discuss a forbearance plan. On 8/14/20 the borrower called to discuss post-forbearance options. On XX/XX/XXXX the borrower called to accept a deferral. On 9/29/20 the borrower called to advise that the payment had been mailed. On 10/20/20 outbound contact was made with the borrower, who stated is ready to resume making payments. There was no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The servicer processed deferrals on XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301056	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 81 times and was unable to contact the borrower. During the same period, the borrower was able to contact the lender 3 times. On 02/28/2020 the borrower called to confirm the payment was set up for this day. On 03/09/2020 the borrower called in and promised to pay IAO $882.56. On 12/21/2020 the borrower called in and promised to pay IAO $9054.25 scheduled for 12/22/2020. There has been no more attempted contact with the borrower since 12/21/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301060	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  On 01/02/2020, the borrower was advised of the 6-month Repayment Plan starting 01/06/2020. The borrower advised of new insurance and provided a promise to pay on 01/04/2020. On 02/06/2020, the borrower did not remember scheduling a second payment for the month, so non-sufficient fees were charged for the duplicate payment attempt and requested waiver of the fees. The servicer confirmed borrower authorization of payment and advised borrower to send in bank statements. On 02/10/2020, the borrower called in to have payment returned to the bank account. On 03/10/2020, the borrower called in to schedule a payment and refused to schedule additional payments. The borrower also informed of meeting with insurance agent. On 05/26/2020, the borrower called to verify the status of the account and was advised of the new payment amount. On 12/23/2020, the borrower was advised of lender paid insurance being placed on the account. The borrower would consider the insurance but advised of still waiting for a check from an insurance claim from three year ago due to issues with the check that had been sent. The servicer also advised that there was an open forbearance repayment plan that was no longer applicable since the account was current and the borrower confirmed it can be closed out. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301061	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020.  There was no borrower contact noted from 01/01/2020 to 08/04/2020. On 8/5/2020 Power of the attorney called but lender had no documents in the file. On 11/2/2020 borrower called to inquire about their payment amount. No further contact made. The loan was current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302079	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020.  There is no evidence of contact with the borrower 01/01/2020 - 08/10/2020.   On 08/11/2020 the borrower called in to make a payment in the amount of $2633.01.  Borrower requested an auto draft form to their email. On 08/14/2020 the borrower stated that their credit has been affected.  The servicer opened a task to address the issue.  On 08/24/2020 the borrower called in to discuss credit reporting on their loan after the loan transferred to the new servicer.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301062	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020.  There was no contact with the borrower prior to 10/13/2020. On 10/13/2020 the borrower called in for 1098 tax information. The borrower was advised on the interest paid. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301064	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020.  01/22/20 a payment of $1430.52 was made. On 02/19/20 the borrower confirmed was waiting on funds to make the monthly installment. On 02/21/20 the borrower made a payment of $1553.38. On 03/10/20 and 07/01/20 the customer made a payment of $1553.38. 09/01/20 the customer discussed options and taxes and escrow information. On 10/12/20 the borrower called in to verify assistance was not needed any longer. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302080	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There is no borrower contact noted from 01/01/2020 to 08/21/2020. On 08/21 the borrower was called for a payment and stated he gets paid on the 25th of every month and makes regular payments via the IVR system. On 09/04 the borrower was called again to discuss payment made. The borrower was notified the payment was returned and the borrower stated that did not seem possible. The borrower stated he would call back within the hour. On 10/15, 10/22, and 10/27 the borrower was called about making a payment and stated again he is paid on the 25th of the month. The borrower stated he was tired of the called as the client knows his payment schedule. On 11/02 the borrower stated he was not working due to slow season and will make the payment as soon as possible. On 12/22 the borrower set up a payment and was advised of biweekly payment options and sent an automatic payment form. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302081	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  From 01/08/20-08/09/20 there was no contact with the borrower. On 08/10/20 called the borrower who advised will make payment during grace period. There was no further contact with the borrower during the review period. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301065	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  There were no contacts prior to 07/30/2020. On 07/30/2020 borrower called to request account information, provided website and payoff quote. On 08/18/2020 borrower made a payment via IVR and gave cell phone consent. On 08/20/2020 automated clearing house payment made. On 09/22/2020, 10/16/2020, 11/16/2020 and 12/12/2020 automated clearing house payments made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302083	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020.  No contact prior to 09/03/20. On 09/03/20 borrower called about not receiving statement. On 10/06/20 borrower called to request account information. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301067	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  There was no contact with borrower prior to 08/08/2020. On 08/08/2020, The borrower contacted the servicer to schedule a payment on the following dates: 08/08/2020, 09/01/2020, 10/14/2020, 11/03/2020, 12/01/2020. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302084	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020.  There was no borrower contact prior to 7/31/2020. On 7/31/2020, the borrower called in to schedule a payment. On 10/29/2020, the borrower request their insurance to be paid. The lender advised the insurance is not escrowed. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302085	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  There was no borrower contact from 01/01/2020 to 08/09/2020. On 08/10/2020 - Third party called in to make a payment in the amount of $700.00. There was no further contact noted. The loan is current and performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301069	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020.  The borrower had not called in and there were no attempts to contact the borrower from 01/01/2020 to 08/13/2020. On 08/14/2020, authorized third party made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302086	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302087	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and was unresponsive to contact efforts despite the loan being 30 days delinquent during the first nine months of the review period. The loan is presently performing and has no evidence of successful borrower contact.
				XX/XX/XXXX	XX/XX/XXXX
762301071	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on five consecutive days in 01/2021. No other contact attempts. Notes indicated borrower made payments via IVR. Loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301073	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  There was no contact with the borrower from 01/01/2020 through 12/09/2020 as the loan has been performing. On 12/10/2020 the borrower made a promise to pay within the grace period. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301074	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact with the borrower prior to 08/12/2020. On 08/12/2020 the borrower called was contacted to secure payment. The borrower stated they would make the payment online. The borrower was contacted on 12/14/2020 and they stated they would me making a payment online that day. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301076	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  There were no contacts prior to 09/10/2020. On 09/10/2020 borrower called to inquire on status of account, verified borrower, gave cell phone consent, borrower stated he sent July payment to prior service, advised borrower has been past due since March, stated he will investigate payments and call back. Borrower made a payment. On 09/21/2020 borrower made a payment. On 09/23/2020 borrower called to inquire on payment made on 09/21/2020, advised it processed, borrower updated checking account and made a payment. Borrower stated he is not paying late fees due to no one letting them know about the change in servicer. On 09/28/2020 Called borrower not a good time but will talk, advised owes for 09/01/2020, stated oversight, and hung up. On 10/07/2020 Borrower called to make September payment. On 10/23/2020, 11/04/2020 and 12/11/2020 Borrower made a payment. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301079	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact was established 01/01/2020 - 08/04/2020.  Borrower called 08/05/2020 and servicer made welcome call. Borrower called 09/03/2020 to confirm account status. Borrower called 09/09/2020 about automated clearing house on account. Borrower made payment on 10/29/2020 and servicer advised automated clearing house was denied due to no listed draft date. Borrower made December payment on 12/02/2020 and servicer advised to submit another automated clearing house form. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302088	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302089	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite several contact attempts from the servicer, there has been no contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302090	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020.  On 01/02/20 the borrower called scheduled a payment. On 01/10/20 the borrower call mod received. On 06/04/20 the borrower called to make the payment and wanted to know about the appraisal cost. On 07/08/20 called the borrower processed payment. On 08/20/20 called the borrower promise to pay. On 09/11/20 called the borrower processed payment. On 10/05/20 called the borrower processed payment. On 11/16/20 called the borrower processed payment. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301082	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  No contact with the borrower from 01/01/2020 through 11/01/2020. Spoke to the borrower on 11/02/2020 and they called to get the insurance faxed and emailed sent for proof of insurance. Spoke to the customer on 11/19/2020 and discussed total due and attempted to transfer to insurance agent and call disconnected. The borrower called on 11/20/2020 and they wanted to discuss the escrow and insurance. The customer wanted to discuss the premium not being paid. No further verbal contact with the borrower and multiple attempts made from 11/23/2020 through 11/30/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301083	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020. There is evidence of 2 skip tracing attempts. The loan has performed 11 of 12 months. No detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302091	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with the borrower doing the review period. The servicer attempted to contact the borrower 29 times during the review period unsuccessfully. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302092	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  Notes did not reflect servicer contact attempts prior to 08/07/2020. Borrower called on 08/12/2020 to advise August payment was mailed on 08/06/2020. Borrower was advised on 11/09/2020 that insurance not escrowed. Borrower was contacted 12/08/2020 and said already mailed payment. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302093	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact with the borrower prior to 08/05/2020. On 08/05/2020 the borrower called in and requested a form to set up automatic payments and the address to mail payments. The borrower called in on 10/09/2020 regarding the statement showing a lower payment due. The borrower was advised on a credit for fees. On 10/13/2020 the borrower called in regarding the insurance payment. The borrower was advised payment would be made once the evidence of insurance was received from the agent. The borrower called in regarding the insurance payment on 11/16/2020. The servicer contacted the insurance company for an extension. On 12/3/2020 and 12/14/2020 the borrower called in and was advised the insurance payment would be processed. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Filing date not provided in commentary.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301085	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020.  From 01/01/20-08/04/20 there has been no contact made with the customer. On 08/05/20 the borrower called in discussing the online account registration. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302094	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Attempts were made to contact the borrower during the review period with no response. The borrower has made their payments on time. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301088	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no attempts to contact the borrower. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762301089	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period.  There were no outbound attempts to reach the borrower.  The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762302096	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020.  Notes did not reflect servicer contact attempts prior to 08/31/2020 when borrower called about statement and September payment. Notes of same date indicated servicer sent demand letter to borrower pertaining to XXX lien. Notes of XX/XX/XXXX indicated borrower stated XXX lien was paid in full, but servicer noted payment was not received. Notes of 10/02/2020 indicated $733.40 payment for XXX lien. Notes of XX/XX/XXXX indicated lien payment received, and lien release was in process. No further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301091	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and was unresponsive to contact efforts despite the loan being 30 days delinquent at the beginning of the review period. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762302098	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact with borrower during this period. The servicer attempted to contact the borrower 10 times during the review period unsuccessfully. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301092	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact evident. Servicer contact attempts were evident from 08/08/2020 to 08/12/2020 after service transfer with no other efforts noted. The loan has been performing for the past 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762301098	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  No contact with the borrower from 01/01/2020 through 08/20/2020. Spoke to the borrower on 08/21/2020 and they went over the insurance and property address. The borrower followed up on 09/01/2020 and they requested information to update the property address due to a change since 2006. The customer had a task opened and requesting a document showing the address change. No further contact with the borrower or attempts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301100	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  There were no contacts prior to 10/26/2020. On 10/26/2020 borrower called to make a payment and gave consent for cell phone calls and advised homeowners insurance is going to be cancelled, provided ins phone number. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Filing date not provided in comments.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301101	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020.  There was no contact with the borrower prior to 08/04/2020. On 08/04/2020 the borrower called in for payment information as they had not received a welcome letter. The borrower was advised on the payment address. The borrower was contacted on 08/18/2020 and they advised they had mailed payments. The borrower was advised on payment options. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302100	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 4 times and was unable to contact the borrower. During the same period, the borrower has not contacted the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301105	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302104	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020.  There was no contact with the borrower prior to 8/10/2020. On 8/10/2020, the borrower called in to inquire why a inspection was completed and that they were charged a $99 assessed fee. On 10/6/2020, the borrower called in and it was confirmed that the $99 inspection fee was removed from the statement. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301107	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020.  There was no contact made prior to 07/09/2020. On 07/09/2020, the borrower called in to schedule a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302106	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There were no contacts prior to 02/21/2020. On 02/21/2020 Borrower called regarding servicer notice, advised starting 03/01/2020 payments come to new servicer, verified all information. On 03/09/2020 borrower called to make a payment and gave cell phone permission. On 04/08/2020, 05/08/2020, 06/08/2020, 07/08/2020, 08/10/2020, 09/08/2020, 10/08/2020, 11/09/2020 and 12/08/2020 borrower called and made payments. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301110	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020.  No contact made with 01/01/20 through 01/22/20. On XX/XX/XXXX called to discuss insurance claim check endorsed. On XX/XX/XXXX borrower on check status advised being processed. On XX/XX/XXXX advised of documents needed as have claim check. On XX/XX/XXXX borrower contact discussed loss mitigation and to received two insurance checks. On 03/25/20 borrower called in to schedule a payment. On 04/23/20 borrower called in to schedule a payment. On 05/12/20 borrower called in to schedule a payment for the late charge and fee. On 08/21/20 borrower called to inquire when statement was mailed. There was no further contact with the borrower from 08/22/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302110	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302111	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower from 01/01/2020 through 12/31/2020 as the loan has been performing. There were 4 contact attempts in the last 12 months.  No detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301111	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020.  Despite several contact attempts from the servicer, there was no contact with the borrower from 01/01/2020 to 08/09/2020. On 08/10/2020, the borrower called for a payoff quote. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Notes of XX/XX/XXXX indicated title clam was pending following notification that part of property was claimed as owned by a third party. Notes did not indicate resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301112	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020.  There was no contact prior to 09/17/2020 and no servicer contact attempts. On 09/17/2020, the borrower claimed statements are not being received on time and payment was mailed on 09/04/2020. The servicer advised there was a delay in the recent mailing but wasn't sure about prior delays. The borrower requested that the servicer follow up if the payment is not posted by the following week. There was no further contact evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302114	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  There was no contact with the borrower prior to 01/19/2020. On 01/09/2020 the borrower was contacted but were not able to take the call and tasted they would call back. The borrower called in on 1/14/2020 and advised they would be making the payment on 01/23/2020. On 01/24/2020 the borrower called in and stated they would like to dispute the late charge balance. The borrower was advised on submitting a letter in writing and payment options. On 03/11/2020 the borrower called in for the code to send in a third party payment method. The borrower called in and made a payment on 03/19/2020. The borrower was advised the late fee was prom a prior servicer and could not be waived. On 04/02/2020 the borrower called in and advised they were unaware of the payment change due to an escrow shortage. The borrower made a payment over the phone. The borrower called in on 04/10/2020 regarding the payment increase and stated they had not received an escrow analysis. The borrower was advised on payment options for the escrow shortage. The borrower stated late fees were incorrect and was advised to send in an email. The borrower called in and made payments on 05/01/2020, 06/03/2020 and 07/07/2020 where nothing further was discussed on the calls. On 07/24/2020 the borrower called in and advised they would not be changing insurance companies and requested to have their online password reset. The borrower called in on 08/06/2020 and made a payment. On 09/01/2020 the borrower called in to confirm the insurance company. The borrower called in on 09/04/2020 the borrower called in and made a payment and inquired on the escrow balance. The borrower advised the insurance payment had been sent to the incorrect carrier. The account was updated, and a payment request was submitted. On 09/17/2020 the borrower called in to confirm the hazard insurance payment. The payment had not been made the borrower stated they would make a shortage payment once the insurance payment was made. The borrower called in and made payments on 11/11/2020 and 12/10/2020. On 1/28/2021 the borrower called in regarding escrows and the payment change. A task was submitted for review. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Filing date not provided in the commentary
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301113	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  The borrower was not responsive to daily call attempts from the servicer between 1/14/20 and 2/21/20. On 3/23/20 the servicer made contact with the borrower for the welcome call, and the borrower made a payment. There were no call attempts from 3/24/20 to 7/7/20 due to performing status. On 7/8/20 the borrower called to request the confirmation number for payments made online. There ws no further borrower contact for the remainder of the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301114	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021.  There was no contact with the borrower prior to 2/12/2020. On 2/12/2020, the borrower called in and stated they will pay the loan when they get paid on 2/21/2020. The borrower also noted that the co-borrower abandoned the home in 2015 but was advised that the only way their name can be removed from the loan would be refinancing. On 3/25/2020, the borrower called regarding payment due date as XXX did not change it and the borrower stated they sent in documentation to get it changed. On 6/1/2020, an authorized third party called in about legal fees and about the due date change date. On 6/15/2020, the borrower called in to make a payment for June and updated their phone number. On 7/29/2020, the borrower said they will process a payment on 7/31/2020. On 8/26/2020, the borrower made a payment and noted they were out of work for a month. On 1/21/2021, the borrower was contacted and advised the servicer that their payment was already made yesterday. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301115	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  There was no contact prior to 01/31/2020, On 01/31/2020 borrower called to make a payment and gave cell phone permission, RFD illness of borrower. On XX/XX/XXXX Call out to borrower, RFD Covd-19, borrower stated out of work and spouse hours cut, requested deferment, advised can do over the phone, if May payment is not made, deferment will be reversed. Advised processed 2 month deferment. On 05/26/2020 automated clearing house payment made. On 06/29/2020 borrower called unable to make payment on the system, payment took while on the phone. On 07/09/2020, 08/21/2020, 09/23/2020, 10/19/2020 automated clearing house payments were made. On 11/18/2020 spoke with borrower payments will be made at the end of the month due to work pay period. On 11/29/2020 and 12/14/2020 automated clearing house payments made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301116	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  On 1/20/2020 borrower called to make a payment. On 2/18/2020 borrower called about the fees and to see why they are still showing late. On 3/4/2020 borrower called to schedule a payment. On 3/24/2020 borrower called to request an automated clearing house for the April payment. On 5/18/2020 borrower advised out of work and need the payment that is set up cancelled. On 10/29/2020 borrower called to see if the payment was adjusted. On 11/12/2020 borrower called to discuss the escrow analysis. On 12/15/2020 borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate that there was XXX damage noted on XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302116	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  On 01/27/20 The borrower called into make a payment. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301118	3
[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 06/10/2020

[3] Collection comments are missing or incomplete.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  There was no contact with borrower prior to 11/05/2020. On 11/05/2020, Borrower states that their loan recently transferred and wanted to make a payment. Borrower made a payment in the amount of $1313.57. On 12/01/2020, Borrower called in to confirm that their 11/05/2020 payment was received and states that they will make their payment online today. On 12/10/2020, The borrower called in to discuss the letter that they received after making their 12/1 payment. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301123	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  There was no contact with the borrower from 01/01/2020 through 05/13/2020. On 05/14/2020 the borrower stated that they are having issues obtaining a signature guarantee stamp on the loss draft check because the banks are closed. The agent informed the borrower to sign the check and send it in for further processing. On 08/20/2020 the borrower requested to have escrows removed from the account. There was no contact with the borrower from 08/21/2020 through 12/14/2020. On 12/15/2020 the borrower stated that the reason for default was due to servicing problems and scheduled the reinstatement payment in the amount of $10,826.52. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301128	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 7 times and was unable to contact the borrower. During the same period, the borrower was not contacted the lender. There has been no more attempted contact with the borrower since 12/14/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301133	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, the borrower has not called in and the servicer is not attempting to contact the borrower. The borrower is making payments on time. There is no evidence that a loan modification has been completed. The loan is current and there is no indication of future delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301134	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  The borrower called on 12/9/2020 to schedule a payment and inquire how to make payments online, no other contact occurred and contact attempts were limited as the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301140	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  From 01/01/20-12/22/20 there has been no contact made with the customer. On 12/23/20 the customer called for assistance with the online account. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301143	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established during the review period.  The loan was in good standing with no delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301144	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021.  No contact with the borrower from 01/01/2020 through 12/10/2020. Contact attempts were made from 08/11/2020 through 11/12/2020. Spoke to the borrower on 12/11/2020 and they promise to pay on 12/18/2020. Spoke to the borrower on 01/22/2021 and they called about the monthly statements. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301145	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020.  No contact prior to 12/31/20. On 12/31/20 The borrower called to follow up on the payment. There was no further contact with the borrower. Loan performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301148	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/29/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020.  There was no borrower contact noted from 01/2020 to 12/10/2020. On 12/11/2020, the borrower called in to go over their payment schedule. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301149	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Although the servicer has tried 12 times during the last 12 months to contact the borrower, there has been no contact with the borrower. The loan has been performing for the entire 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762301150	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 12/01/2020 [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been some attempt to contact the borrower, but no contact was made. Loan is now actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762301151	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact made prior to 11/30/2020. On 11/30/2020, the agent advised the borrower of the servicer transfer and that payments will need to be sent with the new servicer. On 12/15/2020, the agent completed the welcome call, and the borrower scheduled a payment. On 01/19/2021, the agent assisted the borrower with their online account on the website. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301155	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  No contact made with borrower from 01/01/20 through 12/13/20. On 12/14/20 borrower contact completed welcome call advised of payment options and web. No further contacts made to end of review. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  no effective date to validate only year of 2016 completed by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301158	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 11/29/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021.  There was no contact with the borrower prior to 12/8/2020. On 12/8/2020, the borrower called in to go over a service transfer. On 12/12/2020, the co-borrower called in to make sure the payment was made. On 1/20/2021, the co-borrower called in to get the insurance information as they stated they have water damage. On 1/27/2021, the co-borrower called to discuss their statement. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower called in to get the insurance information as they have XXX damage.  No other details were noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301159	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  There was no contact with the borrower prior to 9/11/2020. On 09/11/2020 the borrower advised they would be making the payment late. A late fee was waived. As a onetime courtesy. The borrower called in on 12/17/2020 and discussed the hazard insurance. On 12/23/2020 the borrower called in to confirm if insurance documents had been received and were advised they had not been. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301162	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020.  From 01/01/20-12/11/20 there was no contact made with the borrower. On 12/12/20 the customer went over payment options. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301164	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  There was no borrower contact prior to 12/7/2020. On 12/7/2020, the borrower called about ACH. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301167	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  No contact with the borrower from 01/01/2020 through 12/13/2020. Contact attempts were made from 11/01/2020 through 12/13/2020. Left a message on the borrowers answering machine on 12/11/2020. Spoke to the borrower on 12/14/2020 and they promise to pay on 12/15/2020. No further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301171	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been no attempts to contact the borrower. Loan is actively performing.
				XX/XX/XXXX	XX/XX/XXXX
762301172	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
				XX/XX/XXXX	XX/XX/XXXX
762301176	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301178	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  Notes indicated borrower web inquiries on 01/08/2020 and 01/09/2020 and curtailment of income was cited as reason for delinquency. Co-borrower called on 12/15/2020 regarding insurance notice. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301179	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020.  There were no contact attempts from 1/1/20 to 11/30/20 due to performing status. On 12/1/20 the authorized third party called to make a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301180	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  There was no contact made prior to 12/10/2020. On 12/10/2020, the authorized third party called in to discuss the account and maturity date. The agent went over the recent service transfer, escrow, and last payment received. The customer advised the servicer of when payment will be made. On 01/15/2021 and 01/29/2021, the authorized third party called in to discuss insurance related issues. The borrower scheduled a payment and set up automatic draft. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 12/15/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301182	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There were no outbound attempts to reach the borrower. The loan is current.
				XX/XX/XXXX	XX/XX/XXXX
762301183	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact prior to 12/10/20. On 12/10/20 the borrower called promised to pay. On 01/13/21 the borrower called promised to pay. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301187	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  There was no contact prior to 12/01/2020. On 12/01/2020, the borrower inquired about the service transfer and was advised of payment options. On 12/12/2020, the borrower was contacted and a Welcome Call was completed. On 01/07/2021, the borrower was contacted for payment and the borrower stated payments will always be made before the 15th. On 01/12/2021, the borrower called claiming an agent advised the December payment was not received. The servicer confirmed it was received on 12/10/2020 and then discussed the escrow analysis and the borrower stated intention to pay the shortage by the 15th. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301188	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  There were no contact attempts made from 1/1/20 to 2/25/20 due to performing status. The borrower was not responsive to the servicer's monthly contact attempts from 2/26//20 to 5/18/20, or on 10/12/20 and 10/13/20. No contact attempts were made from 10/14/20 to 12/10/20. The borrower was not responsive to the servicer's daily contact attempts from 12/11/20 to 12/17/20. On 12/17/20 the co-borrower called and made a promise to pay. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301189	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  Notes indicated contact with co-borrower on 01/28/2021 in which next due date was provided. Grace period cited as reason for delinquency. No other contact. Loan current throughout review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301190	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  There was no contact with the borrower prior to 08/27/2020. On 08/27/2020 the borrower called in and made a payment. The borrower was contacted in 09/15/2020 and they made a payment over the phone. The borrower was contacted on 11/05/2020 to secure payment. The borrower was advised on a ten day grace period, the borrower stated they had until the 16th of the month. A copy of the Note was sent to the borrower. On 11/07/2020 the borrower was contacted, and they advised they would make the payment after they were paid on the 11th. On 12/07/2020 the borrower was contacted, and they advised payments are sent the second week of each month after death of their spouse. On 12/14/2020 the borrower called in and gave permission for a third party who made a payment on the account. The borrower called in on 12/29/2021 regarding an outstanding statement and was advised payment had posted to the account. The borrower was advised on the service release. The borrower contacted the servicer on 12/29/2020 and advised on their payment schedule. On 01/16/2021 the borrower called in and stated they were unable to make the payment due to the insurance renewal. The borrower was advised on documentation required for an assistance review. On 01/22/2021 the borrower was contacted, and they advised they had not received documents for the assistance review but will send everything in once they do. On 01/28/2021 the borrower was contacted and advised on the documents needed. The borrower stated they would send in a partial payment to bring the account current. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301191	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There was a modification performed by a prior servicer. The mod date completed are not in these notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact was established with the borrower.  The loan was in good standing throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301192	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 08/18/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  The commentary from 01/01/2020 through 08/26/2020 was not available for review. On 8/27/2020 the servicer called to go over the payment amount. On 8/28/2020 the borrower advised that the account was transferred and the escrow account was not removed. On 8/31/2020 the borrower called to make a payment. On 9/15/2020 the borrower advised that they should not have a escrow account. On 9/21/2020 the borrower called to follow up on the escrow research. The agent advised that the insurance was updated and will follow up on the escrow research. A promise to pay was made. On 09/30/2020 the borrower called to make a payment. On 11/30/2020 the borrower requested that the due date be changed. The agent advised that the payments are due on the first of the month and that cannot be changed. the loan is currently performing.?
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301193	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact or servicer contact attempts. The account is performing under bankruptcy.
				XX/XX/XXXX	XX/XX/XXXX
762301194	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020.  No contact with the borrower from 01/01/20 through 10/14/20. On 10/15/20 for one time draft. No further contact made with the borrower from 10/16/20 to 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  minimal information provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301195	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  No contact with the borrower from 01/01/2020 through 08/31/2020 based on the minimal comments provided. The loan is performing. Spoke to the borrower on 09/01/2020 regarding one time draft for 09/02/2020. The customer also had a question regarding the payment on 08/27/2020 and they were told it is from prior servicer. Spoke to the customer on 09/21/2020 and they stated received insurance bill that needs to be paid. The customer was advised where to send the bill. Spoke to the borrower on 09/30/2020 and they stated having trouble making the payment online. The customers payment was set up over the phone for 09/30/2020 after failed attempts to make one online. The borrower also discussed their insurance bill and a letter stating it would be canceled if it was not paid. The customer is stating the documents for the insurance were sent via email and requesting to have it investigated. Spoke to the borrower on 11/30/2020 and they stated their Insurance payment went down. No contact with the borrower from 12/01/2020 through 01/10/2020. Spoke to the customer on 01/11/2020 and they promise to make a payment on 01/12/2020 in the amount of $1352.25. The borrower followed up on 01/15/2020 and they wanted to know why the payment has not drafted for January and they were advised it is still pending.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301196	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There were  12 outbound attempts to reach the borrower. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301197	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021.  No contact was established 01/01/2020 - 09/01/2020. Borrower called on 09/02/2020 about auto payment being transferred and servicer advised it would need to be set up. Borrower made payment by phone. On 09/12/2020 borrower called about fees on account and servicer indicated they came from prior servicer. Borrower called about insurance on 10/23/2020. Borrower called on 01/22/2021 and servicer made welcome call. Borrower said automated clearing house on account with prior servicer and January payment was processed. automated clearing house set up on account same date. No further contact was noted. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301198	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  There was no contact made prior to 04/28/2020. On 04/28/2020, the servicer discussed payment information with the borrower. From September 2020 to November 2020, the servicer or the borrower would make contact regarding payment. The servicer advised the customer of the total amount due and fees. The customer would schedule a payment over the phone. On 01/22/2021 and 01/26/2021, the borrower made a promise to make a payment. The servicer advised the customer of the website and completed welcome call. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated 12/10/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301201	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301202	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 04/26/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  No comments from 1/1/2020 through 4/26/2020. 3 outbound attempts made 5/1/2020. Borrower called in to advise that payment will be made soon by mail and wants a call back to discuss loan. Return call to borrower made to discuss loan transfer and obtain loan number. Outbound call attempted 6/1/2020. 2 Outbound attempts made 7/1/2020. Outbound attempt made 8/12020, 10/1/2020 and 11/1/2020. 3 Outbound attempts made 1/12/2021 through 1/14/2021. Borrower called in 1/15/2021 to discuss account. Outbound attempt made 1/19/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301207	3	[3] Collection Comments - Incomplete -: Missing 01/01/2020 - 04/26/2020 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  There were no contacts prior to 05/09/2020. On 05/09/2020 spoke with borrower who stated she the payment into the address given, advised borrower account shows due for April, will investigate the payment history and she will look at her payments and call back by 05/11/2020. On 05/15/2020 borrower called to advise he thought the April payment was made, discovered it was not, made the payment on 05/01/2020 and made a payment today. On 07/22/2020 payment made. On 08/24/2020 borrower called about interest on monthly payment. On 08/26/2020 borrower requested automated clearing house form and made a payment. On 09/24/2020 payment made. On 10/27/2020 borrower called about late fee, advised fee waived due to IVR error and payment was made. On 11/09/2020 borrower advised all work has been completed and is satisfactory condition. On 11/25/2020 and 12/23/2020 payments made. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301210	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021.  No contact prior to 05/07/20, On 05/07/20 the borrower called to make a payment. On 12/30/20 the borrower called discussed last draft processed payment. On 01/21/21 the borrower called welcome call completed. There was no further contact with the borrower loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301213	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020.  No contact with borrower from 01/01/20 through 07/14/20. On 07/15/20 borrower stated will contact insurance to prove servicers information. On 08/07/20 borrower contact will make payment and updated cell phone. On 09/12/20 borrower contact scheduled a payment. There was no further contact with the borrower from 09/13/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301214	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020.  From 01/01/20-05/03/20 there was no customer contact. On 05/04/20 the customer made a payment. On 07/07/20 and 07/15/20 the customer requested the automatic payment form to be mailed out. 07/20/20 the customer requested a copy of the mortgage to be mailed. 08/04/20 the customer authorized spouse to call later to make payment, on 08/22/20 the customer discussed the returned August payment. On 08/27/20 the borrower called in a payment. On 10/21/20 the customer requested a late fee waiver. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301215	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  No contact was established 01/01/2020 - 05/08/2020.  On 05/09/2020 the servicer contact the borrower for payment.  The borrower advised the servicer that they recently received notice that the servicer has their loan and promised to make a payment by 05/15 via web.  No further contact was noted through 12/31/2020.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301217	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes there was a modification performed by a prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301218	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  There was no contact with the borrower prior to 04/10/2020. On 04/10/2020 the borrower called in and advised of hardship due to being self-employed and not receiving an income. The borrower was advised of the website to make payments and apply for hardship. The borrower called in on 04/17/2020 to inquire if the insurance declaration had been received. The borrower was advised on the email address to send in the information. On 06/15/2020 the borrower called in and stated they had not received billing statement. The borrower was advised they had been mailed. The borrower was contacted on 01/12/2021 by the new servicer and a welcome call completed. On 01/13/2021 the borrower called in for access to the website. The borrower advised of hardship due to reduced income because of the pandemic. The borrower made a promise to pay on 01/15/2021. Assistance documents were requested. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301219	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  No contact with the borrower from 01/01/20 through 03/12/20. On 03/13/20 completed welcome call borrower stated that sent payment to prior advised to monitor no late charges for 60 days. On 03/26/20 borrower called about payment has not been taken out of account. did not want to make a payment in case it comes out. Discussed options due to not working due to pandemic. On 04/06/20 borrower funds are still in account suggested to wait one more day. On 04/07/20 borrower contacted about payment and that it was returned. Very upset advised to set up payment online. On 04/29/20 spoke to borrower wanted to discuss a forbearance plan advised to apply online stated has printed it out and inquired about self-employed. On 05/12/20 borrower contact discussed forbearance plan and discussed payments. On 05/18/20 borrower called in about payments as made payments and worried will be returned, advised to make online payments. On 05/21/20 borrower contact schedule payment. There was no further contact with the borrower from 05/22/20 to current. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301221	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact with the borrower from 01/01/2020 through 03/30/2020 due to minimal comments on the loan. Spoke to the borrower on 03/31/2020 and they were interested in auto payments on the loan. The customer was advised of the option to pay via the web and they agreed. Spoke to the customer on 04/16/2020 and they were concerned about setting up a payment over the phone due to scam. The customer was reassured it was not and a payment was set up over the phone for 04/16/2020 spoke to the borrower on 04/27/2020 and they set up a check by phone. Spoke to the customer on 05/05/2020 and they wanted to set up check by phone and stated they will email the XXX account number. Followed up with the borrower on 05/07/2020 and they were advised the online payment was cancelled. Spoke to the customer on 05/27/2020 and they stated received a statement showing something different and wanted to confirm the amount owed. The customer also had a question regarding if it was a VA loan. Spoke to the borrower on 06/25/2020 and they wanted the investor information they were interested in a refinance and asked about an assumption. No contact with the borrower from 06/26/2020 through 10/14/2020. Spoke to the borrower on 10/15/2020 and they were requesting a verification of mortgage. The borrower followed up on 10/22/2020 and they were authorizing verification of mortgage and they were advised there was not a form to fill out. Borrower authorized to speak to CoreLogic, and conference call was made. No further contact with the borrower from 10/23/2020 through 01/12/2020. Spoke to the customer on 01/13/2020 and they promise to pay on 01/14/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301222	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  There was no contact with the borrower from 01/01/2020 through 05/17/2020. On 5/18/2020 the borrower stated that they sent a $600.00 money order and requested that $117.74 go towards principal. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301223	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  There was no borrower contact prior to 2/14/2020. Borrower called in 2/14/2020 to advise they were going to start paying extra to pay down the loan.  Outbound contact made with borrowers 3/3/2020 and borrower wants 600.00 taken out each month for payment.  2 outbound attempts made 3/12/2020.  Outbound contact made 3/13/2020 and borrower indicated they were at work and would call back.  Borrower called 4/2/2020 to request payment withdrawal on 1st instead of 3rd of month and indicted they would send in written request.  There were 5 outbound attempts from 4/3/2020 through 4/24/2020.  Outbound contact made 4/24/2020 and borrower was advised of a fine for dumping on the property.  Borrower indicated that they had resolved the issue and paid the fine.  Borrower called in 5/11/2020 to discuss the account.  2 outbound attempts made to borrower 6/10/2020 and borrower requested draft for today.  Borrower was advised needed to request in writing to change draft date.   Borrower was also questioned about citation again and indicated that it was resolved and fine was paid. Borrower to email the receipt.  2 outbound attempts made 6/12/2020 and borrower made payment of 600.00. Outbound attempt made 6/17/2020 was unsuccessful.  Outbound contact made 7/6/2020 to advise borrower that city still showing a fine of 2000.00 on property and it was confirmed with the city.  Borrower indicated they would call city to resolve as could not find the proof of previous payment.  Outbound contact made 12/3/2020 and borrower wanted to know why the payment set up for today has not come out of their account yet.  Borrower was advised it would draft today and would take a few days to show removed from the account.  Borrower also requested payoff balance.  There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301224	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact made prior to 11/12/2020. On 11/12/2020, the borrower made a promise to make a payment. On 01/19/2021, the servicer completed the welcome call, and the borrower scheduled a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301226	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  From 01/0120-04/08/20 no contact with the borrower. On 04/09/20 the borrower called unemployed sue to pandemic would like a deferment. On 01/07/21 the borrower called welcome call completed. On 01/15/21 the borrower called to make a payment. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301227	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  There was no contact prior to 01/04/2020.  On 01/04/2020 The borrower states that they were unaware of where to send their payments or who to call, The servicer advised the borrower that a letter was sent out in November. The borrower said that they take care of their elderly parent as well as drive long distance to their employer and does not have time. The borrower scheduled 2 payments in the amount of $686.12 to be drafted from their account on 01/14/2020 and 01/20/2020. 01/03/2020 - 01/01/2020 There is no evidence of contact with the borrower during this period.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301228	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called in on 01/08/2020 to discuss why she has not received; the borrower was notified she was on go green, but no email was set up. The confirmation email was sent to the confirmed email. On 03/03 the borrower called due to online issues and was walked through the system to log in and make payment. The borrower called on 04/03 to discuss April payment and escrow increase. On 04/24 the borrower called in to say her husband is not working due to covid, this is because he runs a small business. On 05/04 the borrower called in seeking pandemic assistance, and after discussion the borrower stated they would apply online. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301229	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020.  There was no contact with the borrower from 01/01/2020 through 05/03/2020. On 05/04/2020 the borrower wanted to know if the surplus check they received was real. The agent advised that the check is real and accurate. There was no contact from 05/05/2020 through 12/21/2020. On 12/22/2020 the borrower called to make a payment. There was no further communication. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301230	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.  From 01/01/20-01/22/2 there was no customer contact. On 01/23/20 the borrower confirmed online access to make a payment. On 12/10/20 the customer requested proof of insurance. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301233	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  On 01/09/20 borrower contact will mail shortage next week. On 01/14/20 nothing has been verified did phi on the 10th. On 02/20/20 borrower stated will mail in shortage for February payment. On 03/18/20 borrower stated self-employed contractor no work due to pandemic. On 05/20/20 borrower stated received unemployment discus payment amount. requested pandemic application. On 06/15/20 borrower contact advised of new insurance company and requested do not pay old policy. On 12/18/20 borrower contact stated waiting for unemployment and stimulus check. No further contact made with the borrower to end of the review period. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301235	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  There was no contact with the borrower prior to 10/10/2020. On 10/10/2020, the borrower called in regarding payment. On 12/16/2020, the authorized third party stated they paid through bill pay and it should have arrived by now. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301237	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020.  There was no borrower contact prior to 5/26/2020. On 5/26/2020 borrower advised did not want to make a payment at this time and will call back. On 11/10/2020 borrower called to inquiry about the payment due. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301238	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  There was no contact made prior to 03/09/2020. On XX/XX/XXXX, the servicer spoke with the third party regarding the insurance claim check. (Per commentary dated XX/XX/XXXX, property was damaged by XXX. Date of loss: XX/XX/XXXX. Insurance claim was filed, and check was received. Claim is closed.) From XX/XX/XXXX to XX/XX/XXXX, the servicer spoke with the borrower and the authorized third party regarding the insurance claim. On 11/17/2020, the servicer discussed insurance related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301239	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  There was no contact prior to 02/05/2020.  On 02/05/2020 -the Borrower wants to change automated clearing house information for payments.  On 03/17/2020 the Servicer informed borrower that only 1 homeowner insurance policy was paid.  On 08/03/2020  the Servicer informed borrower that payment was returned due to insufficient funds.  On 08/14/2020 the Borrower informed servicer of spouse's medical issues.  On 08/25/2020 the Borrower scheduled payment in the amount of $800.00.  On 08/31/2020 the Borrower was following up with servicer regarding request for a deferment.  09/02/2020 - Borrower advised payment will be made by 09/15/2020.  09/14/2020 - Servicer made inquiry as to whether borrower was affected by natural disaster.  On 09/15/2020 the borrower scheduled payment in the amount of $800.00.  On 10/05/2020 the Borrower scheduled payment in the amount of $800.00. On 10/10/2020 the Borrower advised servicer that spouse is in hospice care.  On 11/09/2020 the Borrower informed servicer that spouse has passed away.  On 12/03/2020 the Borrower scheduled payment in the amount of $1,687.30.  There was no additional contact.  The loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301240	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  From 01/01/20-10/12/20 there was no customer contact. XX/XX/XXXX the customer discussed a 3 month forbearance. XX/XX/XXXX the borrower confirmed the deferment was delivered and signed. On XX/XX/XXXX the customer discussed the deferment and general account information. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301242	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes there was a modification in the file performed by a prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There was no outbound attempts to reach the borrower. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762301243	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021.  No contact prior to 01/12/21 the borrower called advised prior servicer draft payment and will wire the payment. On 01/30/21 The borrower called about payment made to prior service and wants to setup ach. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301245	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  There was no contact with the borrower prior to 12/22/2020. On 12/22/2020, the borrower stated they put two checks in the mail on 12/17/2020. On 1/12/2021, the borrower was contacted with the welcome call and information and then the call was disconnected. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301246	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021.  No contact with the borrower from 01/01/2020 through 04/30/2020. Spoke to the borrower on 05/01/2020 and they called to process a payment No contact with the borrower from 05/02/2020 through 06/30/2020. Spoke to the customer on 07/01/2020 and they called about the June payment and they stated cannot be called at work. No contact with the borrower from 07/02/2020 through 01/12/2021. Attempts were made on 07/01/2020, 08/01/2020 and 11/01/2020. The loan is performing. Spoke to the borrower on 01/13/2021 and they promise to pay on 01/14/2021. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301247	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020.  There was no contact with the borrower from 01/01/2020 through 04/05/2020. On 04/06/2020 the borrower called to discuss options for pandemic assistance. On 4/13/2020 the borrower advised that they are out of work due to pandemic and wanted to discuss options. On 7/13/2020 the borrower stated that they are affected by pandemic and wanted to discuss options. The employer closed down and the borrower was laid off. Options were discussed. Lender advised if the borrower agrees to keeping automated clearing house in place they can offer to split last payment. On 7/17/2020 the borrower stated that they thought the automated payments were automatically reactivated. The agent advised that it was still suspended and requested that the auto payments begin August 15th. . On 07/20/2020 the borrower requested that a late charge be waived as they were unaware that the draft did not automatically occur. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301249	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has recently tried 6 times to contact the borrower which have all been unsuccessful. The borrower has also never called in. The loan has been performing for the last 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762301252	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  There was no contact with borrower prior to 04/04/2020. On 04/04/2020, Borrower contacted servicer to inquire about mortgage relief.  08/06/2020 - Borrower informed servicer payment should be made by 15th of the month. On 01/12/2021, borrower called to schedule a payment. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan modified by prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301255	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  From 01/01/20-08/04/20 there was no contact made with the customer. On 08/05/20 the customer discussed the modification documents. On 09/18/20 the borrower confirmed the deferment documents were received. On 10/02/20 the customer made a payment.10/31/20 the borrower advised a curtailment in income and discussed general information. On 12/23/20 the customer confirmed the January payment would be made. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301256	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020.  There was no borrower contact prior to 5/16/2020. On 5/16/2020, the borrower was at a wedding and the servicer advised would call back. On 06/05/2020, the borrower answered the phone, but the servicer wasn't able to understand what was being said and did not respond. Call disconnected. On 07/21/2020, the borrower advised that they mailed in their payment on 07/10/2020 but has not been debited from their account. The servicer advised the borrower that they mailed in their payment without a payee listed. On 07/23/2020, the borrower was advised that the payment that they mailed in did not have the payee filled out and need to send in a replacement payment. On 11/09/2020, the borrower called in but was not able to speak with the servicer due to incoming call. On 11/18/2020, the borrower advised the servicer that they mailed their November payment and called in to check to see if it was received. There is no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301260	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  There was no contact made prior to 04/03/2020. On 04/03/2020, the borrower had surgery and had to pay out of pocket. The borrower inquired about options. The agent provided the single point of contact extension. The borrower disconnected the call. Deferment was completed on the loan. On XX/XX/XXXX, the customer called in to discuss the deferment. On 12/29/2020, the borrower called in to go over payment methods. On 01/12/2021, the borrower called in and scheduled a payment. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX. Deferment/extension was completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301261	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020.  No contact prior to 08/08/20. On 08/08/20 borrower was called to be advised of payment due. On 11/12/20 borrower called to see why payment had not been taken out of her account. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301262	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  There was no contact prior to 02/06/2020. On 02/06/2020 borrower advised would make payment by end of grace period and unemployment cited as reason for delinquency. Borrower made payment 03/12/2020. Borrower called on 04/03/2020 and 04/08/2020 to advise of no income from pandemic. Servicer advised borrower would be contacted regarding mitigation options. Borrower called for status on 04/11/2020. On 04/14/2020 borrower was advised of payment application and current account status and indicated follow up in May. Borrower called about payment on 05/04/2020 and servicer advised contractual amount due. Borrower made payment 05/16/2020. Borrower called about assistance options on 05/29/2020 and 06/08/2020. Servicer advised investor approval needed. Borrower made a payment 06/16/2020. On 07/16/2020 borrower said lost income from pandemic. Servicer advised of forbearance option on 08/07/2020. Borrower was contacted regarding escrow shortage on 08/31/2020. Borrower made promise to pay 09/15/2020. Borrower requested statement on 09/21/2020 and called to confirm payment 09/29/2020. Borrower called about payment application on 10/15/2020. Borrower confirmed payment and payment application on 11/17/2020. Borrower contacted on 01/12/2021 and indicated would make payment same date. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301263	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period there was no contact with the borrower. The servicer tried 18 times to contact the borrower and they were all unsuccessful. The loan has been performing during the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301264	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020.  01/14/2020 - Borrower requested that draft payment is stopped. 01/29/2020 - Borrower requested a deferment to fix plumbing issues costing $3,700.00. 03/19/2020 - Servicer advised payment due for April is $1,411.85 and May is $1,388.73. 05/08/2020 - Servicer advised that payment is due for 05/01/2020. 07/13/2020 - Borrower requested a deferment to purchase a car and servicer denied the request. 09/11/2020 - Borrower made a general inquiry on the account. 10/12/2020 - Borrower requested that automated clearing house payment on 10/16/2020 is suspended. 10/20/2020 - Borrower scheduled payment in the amount of $425.62. 12/09/2020 - Borrower made inquiry regarding loan transfer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan was modified by prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301265	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020.  There was no contact with the borrower prior to 09/21/2020. On 09/21/2020 the borrower called in regarding an insurance letter they received. The borrower was advised insurance information had not been received. The borrower stated they would call back with the information or have the agent follow up. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301266	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  No contact with the borrower from 01/01/2020 through 04/07/2020. Spoke to the borrower on 04/08/2020 and they lost their income due to pandemic. The borrower was requesting assistance with their mortgage. Spoke to the customer on 05/18/2020 and they requested assistance with their mortgage. The borrower followed up on 05/18/2020 to request assistance. Discussed principal and interest payment with the borrower. No contact with the borrower from 05/19/2020 through 06/23/2020. Spoke to the borrower on 06/24/2020 and advised need self-authorization due to discharged bankruptcy. No contact with the borrower from 06/25/2020 through 01/10/2021. Spoke to the customer on 01/11/2021 and they promise to pay on 01/11/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  non government plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301268	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020.  There was no contact with the borrower prior to 4/9/2020. On 4/9/2020, the borrower stated they have had their hours reduced and they are on the verge of being laid off completely and a forbearance request was submitted. On 5/15/2020, the borrower set up a postdated payment for 5/29. On 7/30/2020, the borrower stated they are waiting for a deposit to clear and then will make the July payment online. On 8/27/2020, the borrower stated they will make the August payment on 8/31 online. On 10/15/2020, the borrower stated they will make a payment on 10/30 and on 11/17/2020 they stated they will make a payment on 11/30. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301269	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020.  On 1/23/2020 borrower advised out of work. On 2/24/2020 borrower called to advised cannot pay the escrow portion of the payment until his wife goes back to work. On 2/28/2020 borrower advised will make a payment on 2/29. On 3/9/2020 borrower advised he would call back to make a payment over the phone. On 4/7/2020 borrower advised payment was made 3/26. On 4/10/2020 borrower called to see if they could make the principal and interest payment. On 4/21/2020 borrower advised will mail in the payment. On 6/23/2020 borrower advised he would mail in the principal and interest payment tomorrow. On 6/24/2020 borrower advised the payment was sent. On 6/25/2020 borrower advised he mailed a payment. On 7/30/2020 borrower called to go over the amount due. On 9/15/2020 borrower advised will make a payment by the end of the month. On 10/12/2020 borrower advised will mail a payment around the 24th. On 10/28/2020 borrower called to go over the escrow letter received. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301270	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020.  There was no contact from 01/01/20-06/30/2020. On 07/01/20 the customer called in regarding the escrow shortage letter and discussed general information. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301271	2	[2] Current Status - Bankruptcy [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020.  There is no borrower contact noted from 01/01/20 to 03/24/20, the borrower stated one of the borrower's hours were cut and the other had their work closed. The called in to see about options. The borrower called on 03/31 to discuss options for assistance but none were offered yet, and again on 04/07. On 05/21 the borrower called to review the loan status. On 07/02 the borrower called in to say the co borrower had passed. The borrower was seeking a modification to remove the deceased borrower and lower the payments but was denied. The borrower later filed for bankruptcy. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301272	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020.  No contact prior to 01/02/20. On 01/02/20 borrower called about 48 month escrow shortage spread. On 11/02/2020 borrower called about tax bill and payment amount due. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301273	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  01/02/2020 - Borrower made inquiry about receiving a deferment due to an injury. 01/13/2020 - Servicer advised that requested information has not been received. The borrower contacted the servicer to schedule a payment on the following dates: 01/13/2020, 02/13/2020, 03/10/2020, 04/06/2020, 05/04/2020, 05/29/2020, 06/26/2020, 07/13/2020, 08/11/2020, 09/10/2020, 10/08/2020, 11/16/2020, 12/15/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan was modified by prior servicer.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301274	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  There was no contact made prior to 02/22/2020. On 02/22/2020, the borrower stated has a property manager and he must reach out to the manager about payment. On 03/16/2020, the servicer advised the borrower that payment was posted on 03/15/2020. On 04/23/2020, the borrower asked for help on the loan when the ARM loan changes. The agent advised the borrower to print out the form from the website and send it in. Borrower may walk away from the property. The agent advised of the next draft date. On 04/25/2020 and 04/28/2020, the servicer discussed payment information with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301276	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  There was no contact with the borrower prior to 01/10/2020. The borrower was contacted on 01/10/2020 and advised the account was 30 days delinquent. The borrower stated they would make the payment by the end of the month. On XX/XX/XXXX the borrower was contacted, and they requested a one month deferment. The borrower stated excessive obligations. The borrower was contacted on 01/31/2020 and advised a payment made on 01/15/2020 would be applied as principal and interest only for 12/2019 and 01/2020 and that they could pay the escrow at another time. The borrower called in on 02/10/2020 and requested to suspend the automatic payment for 02/16/2020 then reactivate the following month. On 03/10/2020 the borrower called in and requested for the automatic draft to be suspended. The borrower called in on 04/10/2020 to confirm the payment amount that will be drafted from the account and was advised an amount of $3386.99. On 05/11/2020 and 06/09 2020 the borrower called in to suspend the auto pay draft. The borrower called in on 06/18/2020 due to a problem with paying online. The borrower's password was reset, and a payment was made. On 07/10/2020 the borrower called in to suspend the auto pay draft. The borrower called in on 07/30/2020 and inquired on being 30 days delinquent. The borrower stated they would make a payment online. The borrower was contacted on 09/15/2020 and they stated they must make the payment at the end of the month. The borrower will make the payment online. On 10/26/2020 the borrower was contacted, and they stated they would make the payment online 10/30/2020. The borrower was contacted on 12/22/2020 to secure payment, the borrower advised they would make the payment on 12/30/2020. On 01/13/2021 the borrower called in for assistance logging in to the website. The borrower was contacted on 01/21/2021 and they stated they would be making a payment online. On 01/29/2021 the borrower called in and made a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy case number not provided in the commentary.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301278	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  There was no borrower contact prior to 3/18/2020. On 03/18/2020, the servicer reached out to the borrower for payment. The borrower advised that they are waiting on funds. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301279	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2020.  From 01/10/20-08/19/20 there was no contact with the borrower. On 08/20/20 called the borrower payment made. On 10/03/20 the borrower called bank will not allow check to be deposited advised a stop was placed on that check and a new check has be reissued. On 10/10/20 called the borrower promised to pay. On 11/07/20 called the borrower who promised to pay. There was no further contact with the borrower Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301282	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020.  On 01/11/2020 the borrower made a promise to pay within the grace period. On 02/05/2020 the borrower made a promise to pay by the end of the month. On 03/05/2020 the borrower made a promise to pay by 03/16. On 03/16/2020 the borrower called to cancel the payment scheduled for 03/20. On 04/11/2020 the borrower called to discuss loss mitigation assistance.  On 04/15/2020 the borrower stated that the reason for default was due to a curtailment of income caused by pandemic and requested assistance. On 04/21/2020 the borrower stated that they will make a payment at the end of the month. On 06/09/2020 and 06/13/2020 the borrower made a promise to pay by the end of the month. On 07/17/2020 the borrower stated that they will call back. On 07/18/2020 the borrower stated that they are now back to full time work but can only make the payments at the end of the month. On 07/22/2020 the borrower called to confirm the payment amount. The borrower was financially affected by pandemic and requested to have the late charge waived.  On 08/20/2020 the borrower stated that the reason for default was due to having to pay off a tax debt. A 2 month deferment was discussed. On 08/25/2020 the borrower called to check on the status of the deferral request. The agent advised that the review is pending. On 09/01/2020 The borrower stated that they made the payment on 08/31. On 09/12/2020 the borrower made a promise to pay by the end of the month. On 10/10/2020 the borrower stated that they have an agreement with the special point of contact and the investor. On 10/14/2020 the borrower made a promise to pay on 10/31 and requested assistance with making payments. On 11/06/2020 the borrower stated that they just made the October payment and will make the November payment at the end of the month. The reason for default was due to a curtailment of income. On 11/07/2020 the borrower made a promise to pay by the end of the month. On XX/XX/XXXX the borrower stated that they already spoke with someone that deferred a payment scheduled the December payment.  On 12/23/2020 the borrower had questions regarding the billing statement. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301284	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  On 01/20/21 borrower updated contact information and stated payment was on the way. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301286	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact prior to 07/06/2020 Borrower called 07/06/2020 for interest rate and to inquire about refinancing. Servicer advised they do not originate. Borrower called 01/19/2021 to advise payment taken out 01/05/2021 by automated clearing house from prior servicer. No other contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301287	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  Prior to 6/11/2020 there was no borrower contact. The borrower called on 6/11/2020 to inquire about late fee. The borrower called on 6/16/2020 to inquire about incorrect escrow payments. The borrower made a promise to pay on 1/9/2020. The borrower called on 1/13/2021 and was advised payment was due and made a promise to pay. The borrower called on 1/19/2021 and was advised of EZ pay set up via the website. The borrower called on 1/26/2021 demanding taxes should be paid. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301288	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020.  The loan was current when the review began on 01/01/2020. The borrower pays online monthly, without direct contact. An email was received from the borrower on 06/24/2020 stating homeowner's insurance was being changed and servicer should not pay old policy. The borrower called in on 07/08/2020 ad stated new policy did not show paid. The servicer stated that the check had just been mailed and borrower stated would follow up to see it was paid. The servicer conducted an email collection call on 08/18/2020 for August payment and borrower responded that payment would be made on the 21st. Borrower makes payments online and servicer sends confirmation emails. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301289	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  There was no contact with borrower prior to 01/10/2020. On 01/10/2020, Borrower called in for assistance with their loan as they will be out of work due to surgery. On 01/27/2020, Borrower states that they had a XXX loan and the servicer advised them of their payments. The servicer notified the borrower that the payment that was misapplied was posted correctly. The borrower scheduled their January payment and state that they will call back to make their February payment as well as an additional payment towards their XXX loan. On 02/21/2020 and 025/26/2021, Borrower scheduled a payment in the amount of $2241.00. Borrower stated that they will be in the hospital the month of April and will not be able to make a payment. Borrower discussed their XXX loan. On 03/03/2020, 03/05/2020 and 03/06/2020, The borrower discussed their escrow shortage and forbearance for March with the servicer. 03/25/2020 and 04/23/2020, The borrower called in to check the status of their pandemic hardship application in which they requested a 3-month forbearance. Borrower states that they are a small business owner and out of work due to pandemic virus. 05/01/2020, Borrower called in to check on their hardship application. On 05/08/2020, Borrower called in to discuss their account as well as request an auto draft form be sent to them. On 05/28/2020, Borrower called in to ask about auto drafts. The borrower scheduled a payment. On 09/01/2020, The borrower called in to make their August payment and wanted to know if there was a response for their request to get assistance with their September payment. On 10/13/2020, Borrower contacted the servicer to suspend a payment and resume their payment on 11/15. The borrower states that they will make a payment at the end of the month. On 11/13/2020, Borrower states that they will make an additional payment in the amount of $800.00 towards their escrow account via online. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301291	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact made prior to 02/19/2020. On 02/19/2020, the borrower received escrow short letter. The borrower to send an email with authorization to change the payment amount. On 03/13/2020, the servicer discussed payment and escrow with the borrower. On 04/30/2020, the borrower stated there is a 2nd lien on the property and is applying for a loan modification with that servicer. The borrower would like to do a loan modification with this servicer. The agent advised will have to reach out to the loss mitigation department to see there is a possibility. On 06/03/2020, the servicer requested a copy of the death certificate. During the month of June 2020, the borrower is getting a loan modification and sent in a verification of mortgage. The servicer requested authorization to release and would not accept a billing statement. The borrower requested a payoff statement. During the month of January 2021, the borrower stated that double payment was made in error. Payment issue was escalated to a supervisor. On 01/19/2021, the servicer advised that funds will be returned. No further contact was made. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301292	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  From 01/02/20-01/13/21 there was no contact with the borrower. On 01/12/21 The borrower called to make a payment. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301294	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  There was no borrower contact prior to 1/31/2020. The borrower called to make a payment on 1/31/2020, 2/21/2020, 4/16/2020, 9/17/2020, and on 11/19/2020. The borrower stated on 12/15/2020 that they cannot make a payment due to funds coming in at different times. The borrower called on 1/15/2021 with issues making a payment through XXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301295	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020.  There was no borrower contact prior to 6/19/2020. On 6/19/2020, the borrower called and the servicer confirmed the account is due for July. On 7/15/2020, the borrower called to confirm the automated clearing house on the account. The servicer contacted the borrower on 09/17/2020 for account maintenance. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301296	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020.  On 1/10/2020 borrower called to change the payment draft date to today. On 2/4/2020 borrower called to get the payment amount for February. On 2/18/2020 borrower advised payment was made on 2/14/2020. On 2/25/2020 borrower called to make a payment. On 2/27/2020 lender advised the payment was returned. Borrower advised he did not want to pay the fee. On 3/12/2020 borrower called to get the payment amount. On 3/20/2020 borrower called to see why the payment did not draft. Lender advised check was returned. On 3/28/2020 borrower called to make a payment. On 7/14/2020 borrower called to get the payment amount. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301297	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301298	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020.  There was no contact with the borrower prior to 3/27/2020. On 3/27/2020, the borrower called to see if they have a program for the coronavirus pandemic. On 4/2/2020, the borrower called and stated they tried to apply for pandemic assistance on the website last week but never heard back and went over deferment option. On 4/21/2020, the borrower called regarding a billing statement showing a double payment due and the borrower was informed that they are still working on the deferment and to give them more time. On 5/7/2020, the borrower stated that they were impacted by the pandemic and verified that the payment was deferred, and the account is due for 5/1/2020 but the borrower stated they were unable to make the payment. On 9/17/2020, the servicer contacted the borrower with a courtesy call and read disclaimer and the borrower had no questions. A comment of mortgagor illness was noted. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301299	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  The loan was current when the review began on 01/01/2020. The borrower called in on 01/15/2020 to state had just made a payment online. The borrower was contacted on 02/11/2020 and stated would make payment online before the 15th. The borrower called back on 02/18/2020 requesting that the late charge for February be waived as the servicer was closed on the weekend when the borrower called in to make a payment. The servicer suggested that borrower put the request in writing. The borrower called in a payment on 03/16/2020, spoke with the servicer and confirmed that there were no late fees on the account. The borrower called back on 03/23/2020 stating impact from corona disaster and requested assistance as was out of work. Borrower was granted a 2 month deferment on XX/XX/XXXX. The borrower was called on 06/15/2020 and made a payment and on 07/14/2020 and made a payment. The September through December payments were made without direct contact. The last contact was on 01/14/2021, when the borrower stated the property was tenant occupied and then set up payment for 01/15/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301300	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020.  No contact with the borrower from 01/01/2020 through 08/26/2020. Spoke to the borrower on 08/27/2020 and they verified their information. When the call proceeded the borrower got upset and stated to contact their attorney. There is no attorney on file and the customer disconnected the call. There was a number obtained from skip trace results on 07/04/2020. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301301	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020.  There was no contact prior to 06/09/2020. Borrower called on 06/09/2020 for deferred balance, interest rate and modification terms and said considering refinance. Borrower called for payoff quote on 08/10/2020. Borrower called on 08/21/2020 about on receiving the payoff. The servicer confirmed the e-mail and resent. The borrower stated intention to payoff the loan to get rid of the debt and advised of having sold another property. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301307	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020.  From 01/01/20-02/04/20 there was no contact with the borrower. On 02/05/20 Called the borrower who stated will make payment online. On 02/27/20 the borrower called to make a payment. On 03/25/20 the borrower called advised of escrow shortage and payment increase advised shortage can be paid or spread out. On 04/30/20 the borrower called to make a payment. On 05/20/20 the borrower called promised to pay. On 06/18/20 the borrower called to make a payment. On 10/23/20 called the borrower who promised to pay. There was no further contact with the borrower loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301308	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period. There was 15 outbound attempts to reach the borrower. The loan is performing.
				XX/XX/XXXX	XX/XX/XXXX
762302118	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020.  No contact prior to 04/07/20. On XX/XX/XXXX borrower requested 2 month deferment. On XX/XX/XXXX borrower was advised of 2 month deferment. On XX/XX/XXXX borrower was offered pandemic deferment. On XX/XX/XXXX borrower stated was offered deferment but automated clearing house was not canceled. On 07/10/20 borrower scheduled a payment by phone. On 08/14/20 borrower set up payment and was advised of ach. On 09/04/20 borrower was advised that automated clearing house was not set up. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302119	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021.  Borrower advised of total amount due of $9,621.98 on 01/09/2020 and made payment of $4,240.17. Borrower called 01/25/2020 to inquire about modification and refinancing. On 03/06/2020 borrower was contacted and indicated would set up payment. Borrower called for two-month deferment on XX/XX/XXXX due to pandemic impact (borrower rented out three rooms and renters left). Two payments deferred XX/XX/XXXX. Borrower called about deferment on 04/10/2020 and servicer advised deferment completed and account next due for June. Borrower called 04/22/2020 stating 1/2020 - 03/2020 payments were made on time and needed letter stating such. Notes of 04/29/2020 indicated servicer informed borrower account reported as current during period. Borrower called 06/08/2020 to make payment and wanted to reapply for modification. Borrower made payments 08/04/2020 and 09/03/2020. Borrower made a payment 10/01/2020 and servicer advised pandemic assistance options available. On XX/XX/XXXX borrower agreed to six-month repayment plan. Borrower asked for one-month forbearance on XX/XX/XXXX. On XX/XX/XXXX borrower requested November payment be deferred. Borrower called to make a payment 01/12/2021. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  Notes indicated Chapter XX bankruptcy was filed in XX/XX/XXXX and dismissed in XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301310	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020.  There was no contact with the borrower prior to 02/04/2020. On 02/04/2020 the borrower called in and made a payment. The borrower called in on 03/042020, 04/03/2020, 06/03/2020 and 07/02/2020 to make payments. No additional items were discussed. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301311	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020.  No contact was established 01/01/2020 - 03/15/2020.  On 03/16/2020 the servicer informed authorized third party that the payment increase is a result of a change in the escrow.  On 08/31/2020 the servicer advised authorized third party that fees on the account consist of $309.31 in late charges and $503.00 in advance corporate charges.  No further contact was noted.  The loan was in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301313	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  From 01/01/20-02/03/20 no contact with the borrower. On 02/04/20 called the borrower who promised to pay. On 02/10/20 the borrower called about late fees advised borrower they have not made a payment on time all last year. On 03/12/20 called the borrower who setup payment. On 04/15/20 the borrower called to verify corporate advances. On 06/02/20 the borrower called talked late fees and corporate advances and explained payment application. On 12/28/20 the borrower called wanted to know why payment has not come out the account. Advised will be posted for 12/24 and drafted 12/28 or after. Advised the amount paid included escrow and will apply to escrow shortage. On 01/19/21 the borrower called stated bank returning payment as check did not clear. Advised not yet received borrower will follow up. ON 01/26/21 the borrower called advised payment made online and the bank messed up and instead refunded the nsf fee that was charged. Advised to run payment today. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301314	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  No contact prior to 04/21/20. On 04/21/20 borrower stated no income due to pandemic and requested 2 month deferment. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301315	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020.  01/08/2020 - Borrower contacted servicer to set up payments via ACH. 02/14/2020 - Borrower contacted servicer to get the policy number of the homeowner's insurance. 04/13/2020 - Borrower contacted servicer to cancel upcoming automated clearing house payment. 04/17/2020 - Borrower scheduled payment in the amount of $1,185.65. 06/15/2020 - Borrower made inquiry as to when payment will draft, which servicer advised it should occur on 06/16/2020. 10/06/2020 - Borrower made inquiry regarding escrow analysis. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan modified 03/01/2019.  No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301320	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Bankruptcy - [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021.  The loan was performing when the review began on 01/01/2020. The borrower was called on 01/03/2020, made payment and was advised of loss mitigation options. The borrower filed Chapter 7 bankruptcy on 01/11/2020. On 01/30/2020 the co-borrower called in and was advised to call attorney as servicer could not discuss account due to bankruptcy. Borrower called in to make a payment on 02/14/2020 and 03/13/2020. On 04/01/2020 the co-borrower called in stated impacted by pandemic and unable to make payments, as had very little income. Borrower called in payment on 04/14/2020. On 04/29/2020 3 month forbearance for May through July payments was approved. Co-borrower called in payments, with direct contact on 05/14/2020, on 06/04/2020, on 07/07/2020, on 08/07/2020, and 08/28/2020. Borrower continued to make payments without direct contact. Servicing was transferred. The bankruptcy status remains active as no discharge or dismissal has been received.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  Chapter XX dismissed XX/XX/XXXX.  The bankruptcy remains open, no discharge or dismissal noted and the closing date has been re-projected to XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301321	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  01/03/2020 - Borrower scheduled payment in the amount of $380.31. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301322	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  From 01/02/20-02/03/20 no contact with the borrower. On 02/04/20 the borrower called scheduled a payment. On 03/13/20 the borrower called promised to pay. On XX/XX/XXXX the borrower called advised default requested 3 month forbearance. On 05/08/20 the borrower called to make a payment. On 08/13/20 the borrower called with concerns about payment. On 08/17/20 The borrower called to confirm if payment was received advised yes. On 10/16/20 called the borrower processed payment. On 11/13/20 The borrower called to make a payment. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301324	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  There was no contact prior to 01/09/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 01/09/2020, 02/04/2020, 03/01/2020, 04/01/2020, 05/04/2020, 06/03/204, 07/08/2020, 08/07/2020, 09/17/2020, 10/19/2020, 11/04/2020, 12/04/2020. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301325	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021.  The loan was 30 days delinquent when the loan review began on 01/01/2020. The borrower made the 12/2019 payment on 01/02/2020 without contact and called in the 01/2020 payment on 01/31/2020 with an agent. The borrower did not return numerous calls and made the 02/2010 payment online on 02/29/2020 and 03/31/2020. On 05/01/2020 the borrower was reached and made the April payment, stating pays at end of month. Borrower made the May payment on 06/04/2020 without contact. On 07/13/2020 the borrower was reached, stated would make the June payment that day and would make the July payment on the 20t. The June payment was made on 07/15/2020, the July payment on 08/17/2020, the August payment on 09/30/2020; September on 10/31/2020; October on 11/30/2020; all without direct contact. The borrower was reached on 12/02/2020, disputed due date, insisted was due for current month and had never missed a payment. Servicer stated would send payment history. The borrower made 2 payments online on 12/31/2020 making next due 01/01/2020. The last contact was on 01/11/2021 when the borrower was called and stated needed to make payment at end of month due to pay date. Borrower asked if payment date could be changed and was advised the only options were refinance or modification. Borrower was not interested. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301326	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020.  No contact was established 01/01/2020 - 04/08/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 04/09/2020, 05/01/2020, 05/30/2020, 06/30/2020, 07/13/2020, 08/15/2020, 09/05/2020, 10/16/2020, 11/16/2020, 12/04/2020, 12/15/2020.  No other contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301327	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020.  There was no borrower contact prior to 3/3/2020. The borrower called to make a payment on 3/3/2020, 3/13/2020, 4/6/2020, 5/23/2020, 6/24/2020 and on 8/10/2020. The borrower made a promise to pay on 12/7/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301329	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021.  There was no contact with the borrower prior to 1/14/2020. On 1/14/2020, the co-borrower called in to make a payment and noted they will bring the account current on their own. On 1/27/2020, the borrower stated they will make another payment in two weeks and noted the reason for default was due to illness of the borrower. On 1/28/2020, the borrower called in having questions about interest on the account. On 2/13/2020, the co-borrower called in to find out how to make a partial payment on the account. On 3/9/2020, the borrower stated they will bring the account current on their own and they can make a large down payment towards a repayment plan. On 3/18/2020, the co-borrower stated they are unable to make another payment until next month. On 3/20/2020, the co-borrower stated they were still interested in the deferment offer from last month but is unable to move forward with automated clearing house at this time. On 4/7/2020, the co-borrower called in wanted to make a payment. On 5/8/2020, the borrower stated they have been behind but received an email that the account is now current and was advised that a two month deferment modification was completed through loss mitigation was completed to bring the account current. On 6/2/2020, the borrower was contacted and stated they would call in a payment. On 6/9/2020, the borrower called to make a payment but did not have the banking information and was transferred. Reason for default was noted as illness of primary borrower. On 7/7/2020, the borrower was contacted for payment, but the borrower declined to make a payment and stated they would call back by the end of the month. On 7/9/2020, the borrower called in a payment. On 8/4/2020, the borrower was contacted and stated they will have the payment in before the end of the grace period. On 8/8/2020, the co-borrower called in a payment. On 9/2/2020, the borrower stated again that they will make a payment by the end of the grace period. On 9/8/2020, the co-borrower called in a payment. On 11/10/2020, the borrower called in to see what they can do about the escrow shortage as they cannot afford an increase. Additionally, a payment was made. On 12/4/2020, the borrower called in a payment. On 12/30/2020, the co-borrower called in about a letter they received, and the call was transferred. On 1/7/2021, the co-borrower called in to make a payment. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301331	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  There was no borrower contact prior to 1/6/2020. The borrower made a promise to pay on 1/6/2020. The borrower called to make a payment on 2/5/2020, 3/5/2020, and on 4/7/2020. The borrower called on 4/10/2020 and stated they were furloughed and requested assistance for the month of May. The borrower called to make a payment on 9/4/2020. The borrower called on 9/11/2020 to ensure payment was scheduled for the 18th. The borrower called to make a payment on 12/8/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301332	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and no attempts to contact the borrower during the review period. The loan is current with no evidence of delinquency.
				XX/XX/XXXX	XX/XX/XXXX
762301334	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the 12 month review period, the servicer was not trying to contact the borrower and the borrower did not call in. The loan was performing the entire review period.
				XX/XX/XXXX	XX/XX/XXXX
762301337	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020.  Prior to 3/11/2020 there was no borrower contact. The borrower called on 3/11/2020 to verify receipt of March payment. The borrower called on 12/30/2020 to verify taxes were exempt and was advised of escrow analysis. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301338	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  There was no borrower contact prior to 2/6/2020. The borrower received a call on 2/6/2020 and stated that they mailed a payment on Tuesday. The borrower made a promise to pay on 3/9/2020. The borrower called to make a payment on 4/3/2020. Third party called regarding account verification on 11/11/2020. The borrower called about January payment not being initiated. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301340	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020.  There was no contact with the borrower prior to 3/5/2020. On 3/5/2020, the borrower called in and stated they had received a call from collections and wanted to know why. The servicer stated that the credit report showed past due while in bankruptcy for January 2019. On 5/1/2020, the co-borrower called in disputing the inspection charge but was told that the bill is owed regardless of if the borrower was contacted or not. On 5/8/2020, the co-borrower called in requesting the appraisal from 2018. On 10/20/2020, the borrower called in to ask why an extra 95 cents was going to principal and was told it was due to the borrower sending in a payment of $588 when the payment was only $587. There was no other contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301341	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Loan performing multiple contact attempts were made no borrower contact established.
				XX/XX/XXXX	XX/XX/XXXX
762301342	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the 12 month review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301348	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 38 times and received a prerecorded message. During the same period, the borrower has not attempted to contact the servicer. There has been no more attempted contact with the borrower since 11/27/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301349	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301351	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020.  No contact with the borrower from 01/01/2020 through 03/23/2020. Spoke to authorized spouse on 03/24/2020 and she needed a payment adjustment and was advised of customer service. No contact with the borrower from 03/25/2020 through 10/14/2020. Spoke to the customer on 10/16/2020 and they were advised of the payment due. The borrower stated will have the spouse contact back to take care of the account. No further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301352	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301353	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  From 01/01/2020 to 01/12/2020, there was no communication from the borrower or attempts from the servicer. From 01/13/2020 to 05/20/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/21/2020, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 06/03/2020 to 01/22/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/23/2021 to 01/27/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301354	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and new servicer contact attempts. The loan has been performing for the past 12 months.
				XX/XX/XXXX	XX/XX/XXXX
762301356	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No indication of borrower contacts from 01/01/2020 through 12/31/2020. The loan has been performing
				XX/XX/XXXX	XX/XX/XXXX
762301357	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020.  No contact prior to 07/13/20. On 07/13/20 borrower asked what would happen to property if he died and there were no beneficiaries. On 07/27/20 borrower called about notice received for sale of ownership of mortgage and was advised nothing had changed and could disregard. Borrower also inquired about 3rd party authorization if borrower was to die. On 11/24/20 borrower called to discuss refinance. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301358	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301360	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period and the loan has been performing.
				XX/XX/XXXX	XX/XX/XXXX
762301363	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020.  From 01/01/2020 to 02/02/2020, there was no communication from the borrower or attempts from the servicer. On 02/03/2020 and 02/04/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 02/04/2020, the servicer spoke with the borrower regarding payment status. On 02/05/2020, the borrower called in to make a payment on the account. From 03/03/2020 to 04/7/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 04/10/2020, the borrower called in to inquire about payment information. From 04/11/2020 to 06/04/2020, there was no communication from the borrower or attempts from the servicer. On 06/05/2020, the borrower called in to advise they were affected by pandemic. On 06/09/2020, the borrower called in to inquire about forbearance options. From 06/23/2020 to 07/10/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 07/11/2020 to 10/12/2020, there was no communication from the borrower or attempts from the servicer. From 10/13/2020 to 12/15/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 12/16/2020, the borrower called in to verify payment was received on the account. From 01/06/2021 to 01/12/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/13/2021 to 01/25/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301367	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  Spoke to the borrower on 01/10/2020 and they called to set up automated clearing house payment for 01/16/2020. and the call got disconnected. Followed up with the borrower on 01/11/2020 and they set up a payment for 01/15/2020. The customer called on 02/21/2020 and set up a payment. Spoke to the borrower on 03/09/2020 and they set up a payment for 03/16/2020 for $620.81. Spoke to the borrower on XX/XX/XXXX and they stated work impacted by pandemic and requested a deferred payment. Spoke to the borrower on 05/14/2020 and they set up a payment. No contact with the borrower from 05/15/2020 through 08/20/2020 but regular payments were being made. Spoke to the customer on 08/21/2020 and they set up a payment. Spoke to the customer on 09/08/2020 and they set up a payment. Spoke to the borrower on 10/13/2020 and they promise to pay during the grace period. Spoke to the customer on 11/16/2020 and they set up a payment. Followed up with the borrower on 12/07/2020 and they stated must wait until their check clears and will make the payment before the 15th. The borrower called on 12/14/2020 and set up a payment. Spoke to the borrower on 01/19/2021 and they set up a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301368	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020.  No contact prior to 12/147/20. On 12/14/20 borrower requested inspection to be removed. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301370	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020.  No contact with borrower from 01/01/20 through 04/29/20. On 04/30/20 borrower called in to inquire of payment increase was advised due to interest rate change. On 07/08/20 borrower contact scheduled a payment. On 09/01/20 borrower inquired on payment for September. On 09/23/20 borrower called in to inquire on who to send payment to after loan sold was advise same place to send payments. There was no further contact with the borrower from 09/24/20 to 12/31/20 The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301373	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762302120	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 14 times and received a prerecorded message. During the same period, the borrower has contacted the servicer 1 time. On 10/30/2020 the borrower called in to make a payment IAO $677.54. There has been no more attempted contact with the borrower since 12/31/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302121	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020.  No contact prior to 06/24/20. On 06/24/20 borrower stated would call back and make a payment. On 09/14/20 spouse made a payment by phone. On 09/28/20 borrower was advised to go online and set up automated clearing house draft. On 10/26/20 authorized 3rd party scheduled a payment by phone and requested automated clearing house information. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301375	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020.  No contact made with the borrower from 01/01/20 through 06/14/20. On 06/15/20 borrower called in to inquire about inspection fee. On 06/18/20 borrower called in to inquire if the inspection fee has been waived was advised that it has been. on 09/01/20 borrower called in to verify that flood insurance has been paid advised was paid. There was no further contact with the borrower from 09/02/20 to 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302122	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020.  From 01/01/2020 to 11/12/2020, there was no communication from the borrower or attempts from the servicer. On XX/XX/XXXX, the borrower called in regarding a new claim for XXX damage. The borrower also advised received insurance claim check. On 11/17/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 11/18/2020 to 01/28/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302123	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020.  No contact was established 01/01/2020 - 11/19/2020.  On 11/20/2020 borrower called in to discuss the fees on the account.  On 12/3/2020 borrower called in to make a one time payment.  No further contact made.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301377	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Contact attempts have been made but no contact has been made with the borrower. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302125	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  There was no contact prior to 04/14/2020. On 04/17/2020, the borrower called to advise they were affected pandemic and a task for loss mitigation was submitted. On 05/01/2020, the borrower called to advise a payment was taken out when there should have been a deferment for May. The servicer referenced the task entered on 04/17/2020 and the borrower was transferred to loss mitigation. The pandemic review was removed on 05/26/2020 due to no contact made and no further contact or servicer attempts was evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302126	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301379	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  On 01/01/2020, there was no communication from the borrower or attempts from the servicer. From 01/02/2020 to 05/02/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 05/04/2020, the servicer spoke with the co-borrower regarding the payment for the account. From 05/12/2020 to 06/23/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 06/23/2020, the servicer spoke with the co-borrower regarding the status of payment. From 07/02/2020 to 07/16/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 07/17/2020, the servicer spoke with the co-borrower regarding the payment for the account. From 08/13/2020 to 09/21/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 09/21/2020, the servicer spoke with the co-borrower regarding the payment status on the account. From 10/13/2020 to 10/23/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 10/24/2020, the servicer spoke with the co-borrower and a payment was processed on the account. On 11/4/2020, the servicer spoke with the co-borrower and the co-borrower scheduled a future draft on the account. From 12/7/2020 to 12/18/2020, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 12/19/2020, the servicer spoke with the co-borrower regarding the payment and the co-borrower processed a payment on the account. From 01/06/2021 to 01/19/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. On 01/19/2021, the servicer spoke with the borrower and the borrower scheduled a payment on the account. From 01/20/2021 to 01/29/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302127	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020.  There was no contact prior to 01/07/2020. On 01/07/2020 the borrower requested multiple payments set up. On 04/06/2020 the borrower was contacted for payment and again set up 3 months future payments. On 07/06/2020 the borrower was called for payment and the borrower set up the next 3 months payments. On 09/17/2020 the borrower was called and set up payments for the next 3 months. On 10/14/2020 the borrower set up the next 3 payments. There was an outbound call to the borrower on 11/19/2020 but no further contact was noted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301380	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020.  There was no contact prior to 06/17/2020.  On 06/17/2020 the Borrower contacted servicer to inquire if refinancing is offered.  The servicer advised that it is not offered. On 12/18/2020 the borrower sent the servicer a letter disputing credit reporting.   There was no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302128	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  No contact with the borrower from 01/01/2020 through 02/04/2020. Numerous dialer attempts were made. Spoke to the borrower on 02/05/2020 and they stated will make the payment and need to get their finances in order. No contact with the borrower from 02/06/2020 through 12/06/2020. Numerous dialer attempts were made to contact the borrower. Spoke to the customer on 12/07/2020 and they stated waiting for the loan to be paid off with refinance. The customer stated it is supposed to close at the end of the month with the mortgage company. Spoke to the customer on 12/18/2020 and they stated there was a delay in the refinance but will be making a payment today. Spoke to the customer on 01/19/2021 and they gave authorization to release account information to third party. The borrower called on 01/28/2021 and they stated needed proof of scheduled payment for 02/03/2021 via draft. The customer also stated need to cancel the payment for 01/29/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301381	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020.  During the review period of 01/01/2020 through 12/31/2020 the lender attempted to reach the borrower 110 times and received a prerecorded message. During the same period, the borrower has attempted to contact the servicer 3 times. On 01/31/2020 the borrower called in to make a payment including late fees IAO $1456.80. On 02/29/2020 the borrower called in to schedule a payment IAO $1456.80 the be made on 3/4/2020. On 4/15/2020 the borrower called in promised to pay IAO $1466.80 on 4/1/2020. There has been no more attempted contact with the borrower since 09/28/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302133	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020.  No contact made with the borrower from 01/01/20 through 06/21/20. On 06/22/20 borrower called in to discuss statement and payment. Borrower scheduled a payment. There was no further contact with the borrower from 06/23/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302134	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.  There was no contact prior to 01/13/2020. On 01/13/2020 borrower called in and advised will be making payment on Thursday. On 01/15/2020 the servicer called and spoke with borrower regarding payment and borrower stated had called in and advised will be making payment tomorrow. On 03/16/2020 the servicer called and spoke with borrower regarding payment. Borrower authorized payment in amount of $1076.50 and stated reason for late payment was due to increase in escrow. On XX/XX/XXXX borrower called in and has claim check in amount of $X.XX, $X.XX, and $X.XX. The agent advised to send in fully endorsed claim checks and provided address to send to. On XX/XX/XXXX borrower called in regarding email received and the agent advised borrower to send in claim checks and the borrower stated does not have yet and will send in once received. The claim checks were received on XX/XX/XXXX and are classified as stamp and go. On XX/XX/XXXX claim checks in amount of $X.XX and $X.XX were endorsed and mailed to borrower. On XX/XX/XXXX the borrower called in for status of claim checks and the agent advised that they were set out on XX/XX/XXXX. On 05/01/2020 borrower called in and stated wanted loan modification and the agent provided borrower with loan servicing email address to send in request. On 05/12/2020 email received from borrower requesting loan modification. The servicer noted was submitting request for claim check in amount of $X.XX for stamp and go endorsement. On XX/XX/XXXX the claim check in amount of $X.XX was endorsed and mailed to borrower via regular mail. On XX/XX/XXXX the borrower called in checking on status of claim check and the agent advised was mailed on XX/XX/XXXX via regular mail. Comment on XX/XX/XXXX reflects that the property is in a disaster area due to XXX. No damages were reported. Comment on XX/XX/XXXX reflects that the property is in a disaster area due to XXX. No damages were reported. On 01/06/2020 the borrower called in and went over the fees on the account. Borrower also stated has a balloon interest rate coming up in February and wanted to know if qualified for another loan modification. The agent transferred the call for further assistance. The borrower spoke with another representative and requested a reduced interest rate at a fixed rate. The agent provided borrower with information on the request. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower stated claim filed for cause of loss XXX. The date of loss was not noted. The claim is classified as stamp and go. The claim checks in amount of $X.XX, $X.XX, and $X.XX were received on XX/XX/XXXX. All claim funds have been endorsed and released to borrower. There is no evidence that repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301382	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2020.  On 01/18/2020, the borrower inquired how to structure their payments to cover their escrow shortage. There was no further contact with the borrower noted. The loan has been current and performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302135	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  There was no contact prior to 01/07/2020. On 01/13/2020 borrower made an automated clearing house payment. On 02/05/2020 borrower called to make a payment by phone and needs a payment arrangement, payment made. On 03/05/2020 04/09/2020, 05/11/2020, 06/11/2020 and 07/09/2020 automated clearing house payments were made. On 08/12/2020 borrower called about account information and made a payment. On 09/11/2020, 10/11/2020, 11/09/2020, 12/15/2020 and 01/16/2021 automated clearing house payments were made. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301383	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020.  There was no contact with the borrower from 01/01/2020 through 03/15/2020. On 03/16/2020 the borrower scheduled a payment. On 04/15/2020 the borrower scheduled a payment. On 05/15/2020 the borrower scheduled a payment to be drafted on 05/27. On 06/16/2020 the borrower made a payment and stated that the reason for default was due to their pay period. There was no contact with the borrower from 06/17/2020 through 11/08/2020. On 11/09/2020 the borrower made a promise to pay. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301384	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact attempts or contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301385	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020.  No contact prior to 06/24/20. On 06/24/20 borrower with questions about payment and stated will make payment at the bank. On 12/08/20 borrower called in about demand letter and stated just started working and will make a payment in December. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301386	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020.  No contact made with the borrower from 01/01/20 through 06/07/20. On 06/08/20 borrower contact not interested in Loss mitigation requested why reported delinquent when payments have been made on time. There was no further contact with the borrower from 06/09/20 to 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301387	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact with borrower prior to 02/04/2020. On 2/4/2020, borrower called with question about the Home Equity account. Borrower also requested Payoff information. On 10/20/2020, borrower called to go over general information about the account. On 01/19/2021, Called borrower, welcome call completed. Borrower stated  mail the January payment and declined paperless. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301395	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  No contact with the borrower from 01/01/2020 through 01/24/2021. The borrower is making regular payments and the loan is performing. Spoke to the borrower on 01/25/2021 and they were inquiring about their insurance and wanted to know where they could send their insurance in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301396	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no communication from the borrower and several attempts from the servicer during the period. The loan has performed throughout the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301398	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020.  There was no contact from 01/2020 to 07/19/2020. On 07/20/2020, the borrower rejected the Servicer's pandemic forbearance plan and initiated a payment dispute. On 12/04/2020, the borrower's third party requested a payoff statement. There was no further contact with the borrower noted. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301399	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301401	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact from the borrower during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301402	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from 01/01/2020 through 12/31/2020. There is an active non-monitored claim for XXX damages that occurred on XX/XX/XXXX A claim check in the amount of $X.XX was received, endorsed and released. The claim was closed on XX/XX/XXXX. No other detrimental issues were noted. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301403	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020.  There was no contact prior to 06/22/2020. On 06/22/2020, the borrower states they did not request assistance for the loan and requested that the forbearance plan be removed. Comments on 06/22/2020 also note that the borrower submitted a late payment dispute for payments made on 04/22/2020, 05/13/2020 and 06/11/2020. On 06/26/2020, an inquiry from the borrower was noted about late reporting on credit. Servicer notes on XX/XX/XXXX indicate that all previous forbearance reporting is being removed. There was no further contact evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Filing and termination details not evident.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301405	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has  made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301406	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  No contact with the borrower from 01/01/2020 through 04/30/2020. The borrower making regular payments on the loan. Spoke to the borrower on 05/01/2020 and they stated wanted to have a thirty day authorization to speak to their sister. The customer was advised of the forbearance option on the account and they declined and stated looking into long term loss mitigation option. Spoke to authorized party on 05/03/2020 and they wanted to discuss loss mitigation options and wants to explore a modification. Spoke to borrower and authorized third party on 05/12/2020 and explained the modification and no liens can be present on the loan. Followed up with the borrower on 05/15/2020 and they declined modification because they have an internal revenue service lien and will not be able to clear in time. No contact with the borrower from 05/16/2020 through 01/14/2021. The customer has been making regular payments on the loan and it has been performing. Spoke to the customer on 01/15/2021 and they set up automated clearing house payments with first draft for 02/10/2021. The borrower followed up on 01/19/2021 and they needed assistance with their XXX account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301410	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020.  There was no contact prior to 08/18/2020. On 08/18/2020 Borrower called to request mortgage information, advised of policy requirements, borrower verified she does have insurance and it will be renewed. There were no additional contacts. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301411	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.  From 01/01/2020 to 04/07/2020, there was no communication from the borrower or attempts from the servicer. On 04/8/2020, the borrower called in to advise affected by coronavirus and borrower was provided with options available. On 04/13/2020, the borrower called in to setup automatic payments on the account and remove assistance from the loan. On 05/06/2020, the borrower called in to setup loan on monthly automatic draft and discuss escrow account. The borrower processed a draft on the account. From 05/07/2020 to 11/8/2020, there was no communication from the borrower or attempts from the servicer. On 11/9/2020, the borrower called in with payment history questions. On 11/10/2020, the borrower called in for a copy of the verification of mortgage. On 11/12/2020, the borrower called in regarding payment questions and suspend draft for this month. On 11/30/2020, the borrower called in to make a payment on the account. On 11/30/2020, the verbally authorized third party called in regarding home equity account. The third party was transferred to the proper department. On 12/14/2020, the borrower called in for settlement information on the home equity account. The borrower was transferred to the proper department. On 01/4/2020, the borrower called in to inquire about the service release letter received for servicer. On 01/15/2020, the co-borrower called in to discuss the account, including payments, Chapter XX bankruptcy, and refinancing. The borrower also scheduled a promise to pay on the account. From 01/16/2021 to 01/20/2021, there was no communication from the borrower or attempts from the servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301412	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  There was no contact with the borrower prior to 03/23/2020. On 03/23/2020 the borrower called in with questions about payments. The borrower was advised of the assistance available which included no late fees and that auto draft payments could be suspended. The borrower chose to make no changes. The borrower called in on 04/17/2020 and stated they did not want assistance and can maintain monthly payments. The borrower was advised the assistance added to the account had deleted their recurring automatic payments. The borrower made a payment over the phone. On 05/04/2020 the borrower called in and made a payment. Auto pay was scheduled to start on 06/14/2020. The borrower opted out of the relief plan. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case number not provided in the commentary
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301413	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  There was no contact prior to 0413/2020. On 04/13/2020 borrower called in with questions about payment. Borrower could not commit to pay and stated default due to excessive obligations. Prior comment on XX/XX/XXXX reflects forbearance plan was set up for 3 months beginning XX/XX/XXXX ending XX/XX/XXXX with payments to resume on XX/XX/XXXX. On 05/04/2020 borrower called in and spoke with servicer regarding active home preservation. Borrower stated forbearance shows on credit reports and agent went over on how to dispute. Borrower wanted to set up automated clearing house and the agent advised can set up once forbearance assistance is over. On 05/05/2020 borrower called in and made a payment in amount of $1906.79 and was provided with the confirmation number. On 05/22/2020 written credit dispute was received. Borrower advising credit score went down by over 40 points and stated requested forbearance due to pandemic and should not be penalized for it. On XX/XX/XXXX it is noted that the borrower opts out of pandemic forbearance plan via online request. On 06/30/2020 borrower called in to see if mother can assume the mortgage. The agent advised borrower of the pandemic forbearance and borrower stated that will be done with tomorrow. Borrower stated that this is mother's primary residence and is on the deed. Borrower stated would like for mother to be able to call back in to go through the process. The agent provided a 30 day authorization for mother to speak on account. On 01/14/2021 the borrower called in and discussed the account. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301415	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021.  There was no contact with borrower prior to 03/20/2020. On 3/20/2020, borrower called to set up auto draft. On 3/28/2020, borrower advised not sure when they will be able to make a payment. On 4/17/2020, borrower called in to make a promise to pay. On 5/2/2020, borrower called  in to get automated clearing house set up for the 1st and the 15th, On 8/3/2020, borrower called to see why the payment was not applied. On 01/19/2021, borrower called and wanted to make semi monthly payments. On 01/23/2021, borrower called to schedule a payment. There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301416	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020.  There was no borrower contact prior to 5/28/2020. The borrower called on 5/28/2020 to inquire about payments and removing forbearance plan. The borrower called on 6/2/2020 requesting documentation that forbearance was removed. The borrower called on 6/3/2020 to request pandemic relief opt out letter. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301417	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301418	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  There was no customer contact from 01/01/20-05/11/20. On 05/13/20 the borrower opted out of pandemic forbearance options. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302137	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no borrower contact prior to 01/19/2021. On 01/19/2021, the borrower called for website identification code and servicer completed welcome call. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301419	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact noted; the loan is current and performing.
				XX/XX/XXXX	XX/XX/XXXX
762301420	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  There was no contact prior to 03/01/2017. On 05/26/2020 - The servicer explained the forbearance benefits to the borrower and the expressed concern of credit reporting that may occur during the forbearance process. The borrower decided to decline the special forbearance and will continue to make payments.  There was no additional contact The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301421	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021.  There was no contact made prior to 11/11/2020. On 11/11/2020 and 01/04/2021, the servicer discussed insurance and website information with the borrower. The borrower requested to remove the spouse from the loan. The agent provided the customer the number to the refinance department. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301422	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021.  There was no contact prior to 01/09/2020. On 1/09/2020 Borrower called in to modify a payment, curtailment of income, not interested in LM, scheduled payment for 01/14/2020. On 02/1/2020 borrower made a payment. On 03/07/2020 called borrower, intends to keep property, made payment. On 03/16/2020 borrower called to request loss mitigation, verified all information, applied for modification. On XX/XX/XXXX borrower accepted forbearance plan. On 03/31/2020 spoke with borrower outlined plan and accepted forbearance plan. On 04/08/2020 borrower called and made a payment and requested status of account, on 05/11/2020, 06/17/2020 payment made. On XX/XX/XXXX, borrower not interested in loss mitigation, opted out of forbearance plan advised current on payments. On 06/25/2020 borrower stated cease & desist. On 07/06/2020 borrower called for general status update, states cannot commit to pay, will call back and make a payment when she gets paid, on 07/10/2020, 08/06/2020, 09/07/2020, 10/11/2020, 11/07/2020 borrower made a payment. On 11/11/2020 Borrower called to get a payoff quote, no statement generated. On 12/06/2020 and 01/03/2021 payments were made. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301427	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020.  No contact made with the borrower from 01/01/20 through 04/27/20. On 04/28/20 borrower called in to discuss fees on account which should not be there as this has already been resolved. On 04/29/20 borrower contact discussed payment concerns had been resolved and the problem is back. Discuss reporting as bankruptcy has been discharged in XXXX. On 05/11/20 borrower contacted to discuss automated clearing house set up. On 06/16/20 borrower contact to discuss automated clearing house should have been set up as was told has been set up and reporting. Borrower scheduled a payment. There was no further contact with the borrower from 06/17/20 to 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301428	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however, the loan has been paid within the month due every month. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301431	1	[1] Current Status - Performing EXCEPTION INFO: n/a [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.  There was no contact with borrower prior to 02/15/2020. On 02/15/2020, called and spoke to borrower who stated cannot commit to pay stated excessive obligations.  On 02/27/2020, authorized third party return Servicer’s call. Third party stated borrower wanted the funds from escrow to make payment. On 04/14/2020, Borrower made inquiry regarding payment.  On 04/21/2020, Inbound call from authorized third party to schedule a payment in the amount of $747.57.  On 05/08/2020, Borrower informed servicer of being aware of payment increase as a result of the escrow shortage.  On 08/20/2020, Borrower scheduled payment in the amount of $1,123.42. On 01/06/2021, Authorized third party called in with questions regarding payment. Agent advised the goodbye letter should have the mailing information. On 01/20/2021, borrower called in and stated sent payment to Wells Fargo, did not have payment information There has been no further contact with borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301433	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Servicer attempted to contact borrower on three occasions between 01/15/2021 and 01/30/2021. Loan was current throughout review period.
				XX/XX/XXXX	XX/XX/XXXX
762301435	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review with one servicer Welcome Call attempt on 01/19/2021. On XX/XX/XXXX, there is evidence of a special forbearance plan from XX/XX/XXXX to XX/XX/XXXX; however, comments on XX/XX/XXXX note that the borrower opted out of the pandemic Forbearance and the plan was removed. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302139	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021.  No contact with the borrower from 01/01/2020 through 01/03/2021. The loan is reflecting it has been performing. Spoke to the borrower on 01/04/2021 and confirmed the loan would be transferred on 01/07/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301436	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  There was no contact with the borrower prior to 09/17/2020. On 09/17/2020 the borrower called in regarding an email they received advising the loan had been removed from forbearance since 07/06/2020. The borrower advised they would be making this month's payment online within the grace period. The borrower called in on 11/11/2020 for general account information. On 01/26/2021the borrower was contacted and a welcome call completed. The borrower was advised on the website. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301439	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301441	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021.  From 01/01/2020 to 05/13/2020, there was no communication from the borrower or attempts from the servicer. On 05/14/2020, the borrower called in to verify two payments processed on the account. On 06/17/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 06/18/2020 to 12/27/2020, there was no communication from the borrower or attempts from the servicer. On 12/28/2020, the borrower called in to inquire about loan modification letter. On 01/02/2021, the borrower called in regarding the modification (recast) inquiry. The borrower also advised payment would be made online. On 01/14/2021, the borrower called in to request online account assistance. Also, the borrower wanted to verify the payment amounts. From 01/15/2021 to 01/22/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301444	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020.  No contact prior to 01/31/20. On 01/31/20, 02/26/20, and 03/21/20. On 04/24/20 borrower made a payment by phone. On 05/13/20 borrower made a payment by phone. On 06/02/20 borrower made a payment by phone. On 07/27/20 borrower scheduled a payment by phone. On 08/27/20 borrower made a payment by phone. On 10/08/20 borrower scheduled a payment phone. On 11/18/20 borrower made a payment by phone. On 12/09/20 borrower scheduled by phone. On 12/21/20 borrower scheduled a payment by phone. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302141	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021.  On 01/14/2020, the borrower called and stated intention to go into the branch office to setup payments by debit only. There was no contact again until 01/08/2021. On 01/08/2021, the borrower called to make a payment and was advised that it will take 10-14 for the loan to be completely boarded from service transfer. The borrower inquired about other options available to make the payment and was advised options cannot be provided until boarding is complete. The borrower then wanted confirmation that the payment made December 11th was received. The servicer advised that the last payment recorded is for November, but the payment history is not yet available and there will be no negative credit impact or late fees for 60 days. On 01/28/2021, the borrower needed assistance with the online account and provided a promise to pay for 02/05/2021. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301446	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however, all payments were made on time. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301447	3	[3] Delinquent Taxes-: Due in the amount of [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  There was no contact prior to 04/13/2020 of 04/13/2020 indicated servicer received email from borrower inquiring about pandemic relief options. There was no other contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301449	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: 01/01/2020 - 12/31/2020 There is no evidence of contact attempts or contact with the borrower during the review period. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762301450	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  No contact with the borrower from 01/01/2020 through 08/02/2020. The borrower has been making regular payments. Spoke to the customer on 08/03/2020 and they stated they were returning call regarding their delinquent taxes and they were paid. No further questions on the loan. No contact from 08/04/2020 through 01/24/2021. Spoke to authorized third party on 01/25/2021 and they were inquiring on the fees on the statement. The authorized party was advised to give a couple of days due to the loan has been newly acquired. No further questions or contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302143	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021.  There was no contact prior to 06/10/2020. On 06/10/200 the borrower called in regarding payments and stated automatic withdraw was cancelled without his consent. The agent submitted request to have automatic withdraw set up. Borrower made a promise to pay $3519.71 and bank branch today. Borrower also verbally authorized spouse to speak on account and agent noted that the authorization is good through 07/10/2020. On 01/19/2021 the servicer called and spoke with borrower who verbally authorized agent to discuss the account with spouse for today. The authorized party made a payment in amount of $11736.24 and set up automated clearing house beginning 02/15/2021 in amount of $2346.47 and the agent completed the welcome call. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302144	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower during the scope of the assignment; however, all payments were made on time. The loan is currently performing.
				XX/XX/XXXX	XX/XX/XXXX
762302146	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020.  On 1/3/2020 borrower called in to make a payment. On 2/4/2020 borrower called in to schedule a payment. On 4/16/2020 borrower called in to schedule a payment. On 6/18/2020 borrower called to schedule a payment. On 7/13/2020 borrower called to make a promise to pay. On 8/14/2020 borrower called to make a promise to pay. On 9/16/2020 borrower called to make a promise to pay. On 10/15/2020 borrower called to make a promise to pay. On 11/12/2020 borrower called to make a promise to pay. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302147	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020.  There was no contact with the borrower prior to 04/20/2020. On 04/20/2020 the borrower called in for a status update on their account. The borrower stated a payment had been sent to the prior servicer. The borrower was advised to contact their bank and the prior servicer. The borrower declined assistance. The borrower called in on 06/19/2020 and made a payment to bring the account current. The borrower requested a transaction history and stated a payment was made to the prior servicer. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301451	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020.  The borrower contacted the servicer to schedule a payment on the following dates: 02/29/2020, 03/18/2020, 03/27/2020, 06/02/2020, 07/03/2020, 08/11/2020, 09/09/2020, 09/30/2020, 10/29/2020, 11/10/2020, 12/17/2020, 12/24/2020, 12/28/2020. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on XX/XX/XXXX that a claim needs to be filed from XXXX. Details of the damage or status of any repairs were not provided. Not evidence claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301452	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020.  There was no contact from 1/1/20 through 1/7/20. On 1/8/20 the borrower called to confirm receipt of the modification documents and agent confirmed they had them. Borrower was concerned because the local sheriff had placed a notice on her door and asked for the contact information for the foreclosure attorney. There was no contact from 1/9/20 through 4/12/20. On 4/13/20 the borrower called to dispute her payment history on the credit report. She requested a copy of her payment history be mailed to her. On 4/20/20 the borrower called with questions relating to foreclosure costs. There was no contact from 4/14/20 through 6/4/20. On 6/5/20 the borrower called to discuss the payment history again. On 6/19/20 servicer received a letter from the borrower regarding her payment history dispute. On 6/22/20 a credit bureau update was sent. On 6/22/20 a supervisor called borrower in response to the letter received. The borrower requested and was sent a copy of the letter to the credit bureau updating the payment history. On 6/24/20 the servicer received another letter in complaint of a lack of service. On 6/29/20 the servicer attempted to contact borrower as requested in the letter but was unable to contact her. On 7/9/20 an authorized third party called for a copy of the executed modification documents. She also requested an assumption application be started. On 7/10/20 the authorized third party called again about general account questions. On 7/21/20 the third party called for an assumption packet and the agent said the request would be expedited. On 7/25/20 the borrower called saying she was having problems with the website. On 7/27/20 the borrower called about the assumption and asked for title company contact information. She also said her credit report had not been fixed and she never received a response from the servicer. On 7/29/20 the third party called for status on the assumption. On 8/7/20 the service attempted to contact the borrower regarding the dispute and was unable to contact her. There was no further contact from 8/8/20 through 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301454	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020.  There was no contact prior to 01/25/2020. On 01/25/20, 02/28/20, 03/27/20, 04/17/20, 05/26/20, 06/29/20, 07/25/20, 08/29/20, 09/26/20, 10/23/20, 11/25/20, 12/18/20 the customer made the monthly payment. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301455	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  There was no contact prior to 01/09/2020. On 01/02/2020 - 01/09/2020 The borrower called in to check the status of their escrow analysis. The borrower asked what did the hazard disbursement was on their statement. On 01/15/2020 The borrower called in to speak with a supervisor. The borrower upset because they requested an escrow analysis and their request has not been completed.  There was no further contact The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301456	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020.  No contact prior to 10/27/20. On 10/27/20 borrower called for original modification papers. On 11/06/20 borrower called for update on documents. On 11/10/20 borrower called to confirm documents were received. No further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301457	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  There was no contact made prior to 02/04/2020. On 02/04/2020, the servicer discussed account information with the borrower. The borrower advised that the web portal has been updated. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301458	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  On 01/02/20 borrower contact gave payment options and promise to pay via online. There was no further contact with the borrower from 01/03/20 to 12/31/20. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301460	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  From 01/01/2020 to 03/03/2020, there was no communication from the borrower or attempts from the servicer. On 03/04/2020, the servicer spoke with the authorized third party and third party advised trying to get modification. On 03/13/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 03/13/2020, the borrower called in and was advised of the modification status. On 03/16/2020, the servicer attempted to contact the borrower and no message was left. On 03/16/2020, the borrower called in advising that financials have changed, and borrower was advised to provide proof of change. On 04/03/2020, the borrower called in to requesting to be reviewed again for modification. On 04/10/2020, the servicer attempted to contact the borrower and no message was left. On 05/8/2020, the servicer attempted to contact the borrower and no message was left. On 05/28/2020, the servicer attempted to contact the borrower and a message was left for the borrower. On 05/29/2020, the borrower called in to make a payment on the account. The borrower also inquired about the letters received from the servicer. On 06/13/2020 and 06/17/2020, the servicer attempted to contact the borrower and a message was left for the borrower. From 07/18/2020 to 08/17/2020, there was no communication from the borrower or attempts from the servicer. On 08/18/2020 and 08/21/2020, the servicer attempted to contact the borrower and the attempt was unsuccessful. From 08/22/2020 to 10/1/2020, there was no communication from the borrower or attempts from the servicer. From 10/2/2020 to 01/21/2021, the servicer attempted to contact the borrower and the attempts were unsuccessful. From 01/22/2021 to 01/27/2021, there was no communication from the borrower or attempts from the servicer. There has been no further communication from the borrower or servicer. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Dismissed Bankruptcy
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301462	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020.  There was on contact prior to 02/07/2020. Borrower called on 02/07/2020 to schedule two payments and unemployment cited as reason for delinquency. Borrower called on 02/19/2020 to reschedule payment. On 04/08/2020, the borrower called to provide a promise to make up to two payments the following week. The borrower had been out of work four weeks and declined forbearance. On 04/21/2020, the borrower scheduled two payments 04/21/2020 and declined forbearance. On 06/30/2020, the borrower called to make a payment and agreed to forbearance. The borrower advised of loss of income due to pandemic and the return-to-work date continues to get pushed back each month. Forbearance discussed on 07/01/2020 with borrower to make partial payments until returns full time to work. On 08/24/2020, the borrower was contacted and said had not returned to work full time and could not resume payments. The borrower's power and internet servicer were also impacted by XXX. Notes on XX/XX/XXXX to XX/XX/XXXX the borrower requested a five-month deferment (XX/XXXX - XX/XXXX) and had returned to work full time. Deferment was approved. On XX/XX/XXXX, the borrower was advised the deferment was processed and scheduled a payment for 10/14/2020. That payment was returned for NSF on 10/20/2020. Borrower was contacted on 11/05/2020 and advised of deferment reversal from returned payment. Borrower said was unaware of hold on bank account, but funds are available. A six-month deferment (XX/XXXX - XX/XXXX) was approved on XX/XX/XXXX and borrower scheduled November payment the following day. On 11/30/2020, the borrower called for to obtain an e-mail address to submit a copy of the tax letter. No subsequent contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301463	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
				XX/XX/XXXX	XX/XX/XXXX
762301464	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2020.  On 01/09/2020 and 02/06/2020, the servicer discussed the loan modification with the borrower. On 09/04/2020 and 11/25/2020, the servicer discussed payment and loss draft related issues with the borrower. No further contact was made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  See comments dated XX/XX/XXXX and XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301466	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020.  No contact with the borrower from 01/01/2020 through 01/15/2020. Spoke to the borrower on 01/16/2020 and they wanted to know what their payment options were and what they need to pay. The borrower followed up on 01/30/2020 and they had questions regarding the payment being processed through their bank and not showing they were advised to allow a couple of days. Spoke to the borrower on 02/26/2020 and they wanted the grace period. The borrower followed up on 02/27/2020 with their sister and made a payment. The customer called in on 03/05/2020 and wanted to confirm the last payment and stated sent payment on the 3rd. Contacted the borrower on 04/08/2020 and they stated impacted by the virus but expected funds later in the week. The customer called on 04/09/2020 and stated will call back. Spoke to the borrower on 04/13/2020 and they stated laid off from pandemic but waiting on some funds. Spoke to authorized party on 04/17/2020 and they made a payment. Spoke to the borrower on 06/15/2020 about a letter they got. The customer followed up on 06/16/2020 to go over the overdue fees on the loan. No contact with the borrower from 06/16/2020 through 10/05/2020. Spoke to the customer on 10/06/2020 and they called to make a payment for 10/13/2020. No further contact with the borrower and the loan has been performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301468	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been some attempts to contact the borrower, but no contact made. Loan is actively performing,
				XX/XX/XXXX	XX/XX/XXXX
762301469	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2020.  01/03/20 the borrower confirmed the statement was received and inquired why payment amount had increased. The representative confirmed it was due to capitalization. 01/27/20 the customer inquired about pending fees and discussed the previous foreclosure. On 01/28/20 the borrower inquired why fees were increasing post modification. On 02/13/20 the customer confirmed general information and made aware of the homeowner portal. On 03/11/20 the borrower called due to trouble with the online account. On 04/11/20 the customer made a payment of $679.82. 05/12/20 the borrower called in to have the online account unlocked. On 06/02/20 the total due was confirmed and the customer advised a payment would be made before the 16th. 06/06/20 the borrower expressed concern with the excessive phone calls and confirmed payment would be made by the 8th. On 09/19/20 the customer made a payment. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301471	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  There was no contact prior to 03/12/2020. On 03/12/2020, the borrower was contacted for payment and advised it will be sent via BillPay within the grace period. On 05/20/2020, comments note communication with the borrower and insurance agent regarding the mortgagee clause, policy and premium due. On 05/26/2020, the borrower inquired about the last insurance premium payment and advised of the new insurance company. The borrower has the refund and stated intention to return it to escrow. There was no further contact evident. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is 4.5%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301472	2	[2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020.  01/01/2020 - 03/21/2020 There is no evidence of contact with the borrower during this period. 03/20/2020 - The authorized third party contacted the servicer to request pandemic assistance. They state that their tenants have been laid off and going to have trouble paying next month's rent. 07/02/2020 - Authorized third party contacted the servicer to inquire about their mortgage payments and to notify them that the borrower's death certificate and title was submitted. The third party promise to make a payment July 15th. 12/17/2020 - Third party called in to request a deferment for November and December. The third party notified the servicer that their hardship is over. 12/18/2020 - 12/31/2020 There is no evidence of contact with the borrower during this period. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762301477	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020.  There was no contact with the borrower prior to 01/08/2020. On 01/08/2020 the borrower was contacted, and they advised they were still being represented by an Attorney. The borrower was advised the Agent was unable to speak to them and would contact the Attorney. On 02/06/2020 an authorized third party, Attorney for the borrower called in returning a call from the Servicer. The Attorney was advised the call was to discuss the loss mitigation application. The Attorney only wanted to discuss the account with their point of contact who was not available. The mailing address was updated. On 02/11/2020 the borrower called in and made a trial plan payment. The borrower called in on 04/20/2020 and requested to schedule payments on the 16th of each month through 08/2020. On 04/21/2020 the borrower called in to confirm payments were scheduled. On 08/03/2020 the borrower called in and confirmed a scheduled payment. The borrower stated they were interested in automatic payments once the modification was completed. The modification was completed 08/25/2020. The borrower called in on 09/18/2020 and inquired on the payment increase. The borrower was advised on the escrow shortage. Automatic payments were set up to begin 10/2020. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762302149	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  There was no contact prior to 03/26/2020. On 0/26/2020 borrower called for general inquiry and would like a copy of year end statement mailed. There was no additional contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				XX/XX/XXXX	XX/XX/XXXX
762300471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  Inbound call from Borrower to process payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
				11/30/2018
762300644	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2019.  The last payment was received on 04/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower called to make a payment; options provided, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
				04/30/2019